UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2007

Date of reporting period:         May 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                           ----------------
                                                   [LOGO]  WELLS  ADVANTAGE
                                                           FARGO  FUNDS
                                                           ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

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Annual Report

MAY 31, 2007

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)
--------------------------------------------------
- WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM)

- WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM)

- WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM)

- WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM)

- WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM)

- WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................    2
   WealthBuilder Moderate Balanced Portfolio ..............................    4
   WealthBuilder Growth Balanced Portfolio ................................    6
   WealthBuilder Growth Allocation Portfolio ..............................    8
   WealthBuilder Equity Portfolio .........................................   10
   WealthBuilder Tactical Equity Portfolio ................................   12
Fund Expenses (Unaudited) .................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................   15
   WealthBuilder Moderate Balanced Portfolio ..............................   17
   WealthBuilder Growth Balanced Portfolio ................................   19
   WealthBuilder Growth Allocation Portfolio ..............................   20
   WealthBuilder Equity Portfolio .........................................   22
   WealthBuilder Tactical Equity Portfolio ................................   23
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   24
   Statements of Operations ...............................................   26
   Statements of Changes in Net Assets ....................................   28
   Financial Highlights ...................................................   32
   Notes to Financial Highlights ..........................................   34
Notes to Financial Statements .............................................   35
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   40
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   41
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The views expressed are as of May 31, 2007, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK--

LETTER TO SHAREHOLDERS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS annual report for the 12-month period that ended May 31, 2007. On the following pages, you will find a discussion of each Portfolio, including performance highlights, information about the holdings in each Portfolio, and the portfolio managers' strategic outlook.

ECONOMIC REVIEW
--------------------------------------------------------------------------------

      While the U.S. economy seems to be in what is referred to as a "mid-cycle slowdown," the world economy is in a phase of robust growth. Several countries, such as China and India, are trying various strategies to slow things down a bit, including raising interest rates to reduce both speculation in the stock markets and pressures driving inflation. In Australia and parts of Europe, inflation has also become a concern and the central banks in those countries continued to raise interest rates to try and keep inflation in check.

      Here at home, the Fed raised the federal funds rate for the 17th time on June 29, 2006, by 0.25% to 5.25%. Since that time, Fed decisions at subsequent Federal Open Market Committee meetings have left the rate unchanged. Weakness in the U.S. economy, especially in the U.S. housing market and in the subprime mortgage sector, were likely contributors to the Fed's decision to hold the federal funds rate at 5.25% and to the steady decline in real Gross Domestic Product (GDP) during the period. By the close of the second quarter of 2006, GDP had slowed down to 2.6% and continued to decline to 2.0% by the third quarter of 2006. It fell even further in the first quarter of 2007 to 0.6%. This was well below the 3.5% GDP average growth rate for the previous three years.

      As interest rates held steady in the United States and rose in overseas markets, the U.S. dollar declined. There has been some concern that the weakness in the U.S. currency may cause some foreign investors to reduce purchases of dollar-denominated securities. So far, however, foreign demand for U.S. securities has remained strong. In the past, a weaker U.S. dollar has been beneficial for the stock market but challenging for the bond market, which was true for this 12-month period.

STOCKS REACH NEW HIGHS
--------------------------------------------------------------------------------

      The U.S. equity market had its ups and downs during the period. The first two months of the reporting period, June and July 2006, were examples of this volatility when stocks underperformed early in those months and rallied at the end. After the Fed paused from its extended period of interest-rate increases in August 2006, a stock market rally ensued that lasted through most of February 2007. But in late February and early March 2007, stocks endured a significant--albeit temporary--correction. However, by May 30, 2007, the S&P 500 Index had risen to a high of 1530 and broke its previous record set back in March 2000. Furthermore, in a long-awaited reversal, large cap stocks began to outpace small cap stocks. Overall, international equities generally outperformed domestic stocks for most of the period.

BONDS TELL TWO DIFFERENT STORIES DURING THE 12-MONTH PERIOD
--------------------------------------------------------------------------------

      During the first six months of the period, bond markets exhibited strong performance. During the third-quarter of 2006, the Lehman Brothers U.S. Aggregate Index 1 posted its best quarterly return since the third quarter of 2002. The high-yield sector continued to outperform during the first half of the period. The yield curve inverted during the first six months and resulted in short-term bonds yielding more than long-term bonds. For example, the 10-year Treasury note yield declined from 5.12% as of May 31, 2006, to 4.46% on November 30, 2006, while the 2-year Treasury note yield declined from 5.04% to 4.62% during the same six-month period.

      The second half of the 12-month period told a different story as the bond markets fluctuated with some periods of strength amid general weakness. During this time, the bond markets rallied in late February 2007 as the equity markets suffered a significant correction. Corporate spreads widened moderately in March 2007. The high-yield sector continued to outperform during the second six-month period, producing returns closer to those of the equity indices than the investment-grade bond indices. The yield curve flattened during this second six months, with the 10-year Treasury note yield rising from 4.46% on November 30, 2006, to 4.90% on May 31, 2007. The 2-year Treasury note yield rose from 4.62% on November 30, 2006, to 4.92% on May 31, 2007.

      For the inclusive 12-month period, the 10-year Treasury note yield fell from 5.12% to 4.90% and the 2-year Treasury note yield fell from 5.04% to 4.92%. During the 12-month period, the Lehman Brothers U.S. Government/Credit Index 2 recorded a total return of 6.47%.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces supports our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS(R)

1 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                    FUND INCEPTION DATE
   Doug Beath                              09/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 8.58% (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the WealthBuilder Conservative Allocation Composite Index 4, which returned 9.76%. In addition, the Portfolio underperformed the S&P 500 Index 5, which returned 22.77%, and it outperformed the Lehman Brothers U.S. Government/Credit Index 6, which returned 6.47% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Both stocks and bonds produced solid returns during the period. Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum. Long-term government bond yields were volatile during the 12-month period. For example, 10-year U.S. Treasury yields initially declined to less than 4.50% from a yield of more than 5% and then rose to finish the period at 4.89%. Sluggishness in the housing sector, particularly in the subprime lending market, and uncertainty over the direction of future Fed policy contributed to bond market volatility. Although there was also volatility among equities, including a steep decline in February and early March, overall stock market performance was strong for the period across nearly all asset classes and investing styles. Large-cap value stocks performed the best during the period, led by the telecommunications, utility, and energy sectors. International equities outperformed domestic stocks, and, after underperforming small company stocks for many years, large cap stocks exceeded small caps by a respectable margin.

      The Portfolio's underperformance relative to its composite benchmark was impacted by declining interest rates, which were most beneficial to longer maturing bonds during the period. The Portfolio's bond allocation was predominately in the short- to intermediate-term range. In addition, the S&P 500 Index outperformed two out of four of the Portfolio's equity style components--large-cap growth funds and small cap funds--which also contributed to the underperformance of the Portfolio relative to its composite benchmark.

      The proportion of the Portfolio's assets invested in equity and fixed-income styles is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance the Portfolio's performance by shifting assets between stocks and bonds, maintained a 5% overweighted position in stocks during the entire 12-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a significant margin during the period, the 5% TAA shift toward stocks provided a modest boost to the Portfolio's returns.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced three underlying mutual funds and added one additional mutual fund holding during the 12-month period. The MFS Strategic Value Fund was replaced with the DWS Dreman High Return Equity Fund, and the MFS High Income Fund was replaced with the PIMCO High Yield Fund. In addition, we replaced the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND with the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND. Finally, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                         Including Sales Charge        Excluding Sales Charge
                                                      ----------------------------  ----------------------------
                                                                                                                   Gross      Net
                                                                          Life of                       Life of   Expense   Expense
                                                      6-Months*  1-Year  Portfolio  6-Months*  1-Year  Portfolio  Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------------------------
   Conservative Allocation Portfolio                    2.00      6.95     4.81       3.56      8.58     5.41      1.62%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------------------------
      WealthBuilder Conservative Allocation
        Composite Index 4                                                             2.58      9.76     5.62
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 5                                                                10.29     22.77    14.76
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Government/Credit Index 6                                  0.41      6.47     3.06
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Government Bond Fund                 30%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Portfolio                         20%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Government Securities Fund                          20%
--------------------------------------------------------------------------------
   Oppenheimer International Bond Fund                                        5%
--------------------------------------------------------------------------------
   PIMCO High Yield Fund                                                      5%
--------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund                                        3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                               3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                       2%
--------------------------------------------------------------------------------
   ING International Value Fund                                               2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                       2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                 2%
--------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                            1%
--------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                         1%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                                1%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                        1%
--------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                     1%
--------------------------------------------------------------------------------
   Thornburg International Value Fund                                         1%
--------------------------------------------------------------------------------

EFFECTIVE ALLOCATION 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                     (25%)
Bond Funds                                      (75%)

GROWTH OF $10,000 INVESTMENT 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE            WEALTHBUILDER                        LEHMAN BROTHERS
             WEALTHBUILDER CONSERVATIVE   CONSERVATIVE ALLOCATION                          U.S
                ALLOCATION PORTFOLIO          COMPOSITE INDEX       S&P 500 INDEX   GOVERNMENT/CREDIT
             --------------------------   -----------------------   -------------   -----------------
 9/30/2004            $  9,850                   $ 10,000             $ 10,000          $ 10,000
10/31/2004            $  9,949                   $ 10,098             $ 10,153          $ 10,087
11/30/2004            $ 10,037                   $ 10,115             $ 10,564          $  9,975
12/31/2004            $ 10,145                   $ 10,258             $ 10,923          $ 10,081
 1/31/2005            $ 10,076                   $ 10,260             $ 10,657          $ 10,151
 2/28/2005            $ 10,106                   $ 10,254             $ 10,881          $ 10,084
 3/31/2005            $  9,997                   $ 10,176             $ 10,688          $ 10,014
 4/30/2005            $  9,966                   $ 10,248             $ 10,485          $ 10,164
 5/31/2005            $ 10,107                   $ 10,401             $ 10,818          $ 10,291
 6/30/2005            $ 10,173                   $ 10,450             $ 10,834          $ 10,358
 7/31/2005            $ 10,244                   $ 10,451             $ 11,237          $ 10,241
 8/31/2005            $ 10,292                   $ 10,539             $ 11,134          $ 10,393
 9/30/2005            $ 10,284                   $ 10,470             $ 11,224          $ 10,257
10/31/2005            $ 10,180                   $ 10,368             $ 11,037          $ 10,169
11/30/2005            $ 10,300                   $ 10,484             $ 11,454          $ 10,221
12/31/2005            $ 10,359                   $ 10,564             $ 11,459          $ 10,318
 1/31/2006            $ 10,474                   $ 10,620             $ 11,762          $ 10,299
 2/28/2006            $ 10,506                   $ 10,654             $ 11,794          $ 10,327
 3/31/2006            $ 10,512                   $ 10,597             $ 11,940          $ 10,214
 4/30/2006            $ 10,571                   $ 10,610             $ 12,100          $ 10,182
 5/31/2006            $ 10,440                   $ 10,540             $ 11,753          $ 10,176
 6/30/2006            $ 10,422                   $ 10,561             $ 11,768          $ 10,199
 7/31/2006            $ 10,473                   $ 10,688             $ 11,841          $ 10,332
 8/31/2006            $ 10,593                   $ 10,870             $ 12,123          $ 10,495
 9/30/2006            $ 10,687                   $ 11,002             $ 12,436          $ 10,598
10/31/2006            $ 10,821                   $ 11,132             $ 12,841          $ 10,665
11/30/2006            $ 10,946                   $ 11,278             $ 13,085          $ 10,790
  12/31/06            $ 10,976                   $ 11,257             $ 13,269          $ 10,708
  01/31/07            $ 11,012                   $ 11,287             $ 13,469          $ 10,699
  02/28/07            $ 11,065                   $ 11,383             $ 13,207          $ 10,884
  03/31/07            $ 11,118                   $ 11,408             $ 13,354          $ 10,865
  04/30/07            $ 11,278                   $ 11,558             $ 13,946          $ 10,928
  05/31/07            $ 11,335                   $ 11,569             $ 14,432          $ 10,834

--------------------------------------------------------------------------------

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4 The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

6 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Lehman Brothers U.S. Credit Index, bonds must be SEC-registered. You cannot invest directly in an Index.

7 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO for the life of the Portfolio with the Wealthbuilder Conservative Allocation Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

INVESTMENT ADVISER                     SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                   FUND INCEPTION DATE
   Doug Beath                             09/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 12.66% (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the WealthBuilder Moderate Balanced Composite Index 4, which returned 12.92%. In addition, the Portfolio outperformed the Lehman Brothers U.S. Government/Credit Index 5, which returned 6.47% and underperformed the S&P 500 Index 6, which returned 22.77% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Both stocks and bonds produced solid returns during the period. Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum. Long-term government bond yields were volatile during the 12-month period. For example, 10-year U.S. Treasury yields initially declined to less than 4.50% from a yield of more than 5% and then rose to finish the period at 4.89%. Sluggishness in the housing sector, particularly in the subprime lending market, and uncertainty over the direction of future Fed policy contributed to bond market volatility. Although there was also volatility among equities, including a steep decline in February and early March 2007, overall stock market performance was strong for the period across nearly all asset classes and investing styles.

      The Portfolio's underperformance relative to its composite benchmark was impacted by declining interest rates, which were most beneficial to longer maturing bonds during the period. The Portfolio's bond allocation was predominately in the short- to intermediate-term range. In addition, the S&P 500 Index outperformed two out of four of the Portfolio's equity style components--large-cap growth funds and small cap funds--which also contributed to the underperformance of the Portfolio relative to its composite benchmark.

      The proportion of the Portfolio's assets invested in equity and fixed-income styles is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance the Portfolio's performance by shifting assets between stocks and bonds, maintained a 10% overweighted position in stocks during the entire 12-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a significant margin during the period, maintaining the 10% TAA shift toward stocks provided a boost to the Portfolio's returns.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced three underlying mutual funds and added one additional mutual fund holding during the 12-month period. The MFS Strategic Value Fund was replaced with the DWS Dreman High Return Equity Fund, and the MFS High Income Fund was replaced with the PIMCO High Yield Fund. In addition, we replaced the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND with the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND. Finally, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                             Including Sales Charge      Excluding Sales Charge
                                                           --------------------------  --------------------------   Gross    Net
                                                                             Life of                     Life of   Expense Expense
                                                           6-Months* 1-Year Portfolio  6-Months* 1-Year Portfolio  Ratio 2 Ratio 3
----------------------------------------------------------------------------------------------------------------------------------
   Moderate Balanced Portfolio                                4.63   10.97     8.25     6.23    12.66    8.87      1.60%   1.50%
----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
----------------------------------------------------------------------------------------------------------------------------------
      WealthBuilder Moderate Balanced Composite Index 4                                 4.49    12.92    7.88
----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Government/Credit Index 5                                    0.41     6.47    3.06
----------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 6                                                                  10.29    22.77   14.76
----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

   Wells Fargo Advantage Short Duration Government Bond Fund                 20%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Portfolio                         15%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Government Securities Fund                          15%
--------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund                                        6%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                               6%
--------------------------------------------------------------------------------
   Oppenheimer International Bond Fund                                        5%
--------------------------------------------------------------------------------
   PIMCO High Yield Fund                                                      5%
--------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                       3%
--------------------------------------------------------------------------------
   ING International Value Fund                                               3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                       3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                 3%
--------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                         3%
--------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                            3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                                3%
--------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                     3%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                        3%
--------------------------------------------------------------------------------
   Thornburg International Value Fund                                         1%
--------------------------------------------------------------------------------

EFFECTIVE ALLOCATION 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                     (50%)
Bond Funds                                      (50%)

GROWTH OF $10,000 INVESTMENT 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE                                Lehman Brothers
             WEALTHBUILDER MODERATE    Wealthbuilder Moderate           U.S.
               BALANCED PORTFOLIO     Balanced Composite Index   Government/Credit Index    S&P 500 Index
---------------------------------------------------------------------------------------------------------
 9/30/2004          $  9,850                  $ 10,000                   $ 10,000             $ 10,000
10/31/2004          $ 10,017                  $ 10,111                   $ 10,087             $ 10,153
11/30/2004          $ 10,195                  $ 10,227                   $  9,975             $ 10,564
12/31/2004          $ 10,393                  $ 10,422                   $ 10,081             $ 10,923
 1/31/2005          $ 10,235                  $ 10,360                   $ 10,151             $ 10,657
 2/28/2005          $ 10,344                  $ 10,410                   $ 10,084             $ 10,881
 3/31/2005          $ 10,186                  $ 10,305                   $ 10,014             $ 10,688
 4/30/2005          $ 10,057                  $ 10,310                   $ 10,164             $ 10,485
 5/31/2005          $ 10,284                  $ 10,508                   $ 10,291             $ 10,818
 6/30/2005          $ 10,363                  $ 10,549                   $ 10,358             $ 10,834
 7/31/2005          $ 10,581                  $ 10,648                   $ 10,241             $ 11,237
 8/31/2005          $ 10,591                  $ 10,691                   $ 10,393             $ 11,134
 9/30/2005          $ 10,638                  $ 10,659                   $ 10,257             $ 11,224
10/31/2005          $ 10,489                  $ 10,538                   $ 10,169             $ 11,037
11/30/2005          $ 10,707                  $ 10,725                   $ 10,221             $ 11,454
12/31/2005          $ 10,778                  $ 10,788                   $ 10,318             $ 11,459
 1/31/2006          $ 11,008                  $ 10,902                   $ 10,299             $ 11,762
 2/28/2006          $ 11,038                  $ 10,936                   $ 10,327             $ 11,794
 3/31/2006          $ 11,106                  $ 10,926                   $ 10,214             $ 11,940
 4/30/2006          $ 11,216                  $ 10,973                   $ 10,182             $ 12,100
 5/31/2006          $ 10,965                  $ 10,839                   $ 10,176             $ 11,753
 6/30/2006          $ 10,943                  $ 10,859                   $ 10,199             $ 11,768
 7/31/2006          $ 10,943                  $ 10,974                   $ 10,332             $ 11,841
 8/31/2006          $ 11,104                  $ 11,179                   $ 10,495             $ 12,123
 9/30/2006          $ 11,246                  $ 11,353                   $ 10,598             $ 12,436
10/31/2006          $ 11,458                  $ 11,546                   $ 10,665             $ 12,841
  11/30/06          $ 11,630                  $ 11,714                   $ 10,790             $ 13,085
  12/31/06          $ 11,717                  $ 11,739                   $ 10,708             $ 13,269
  01/31/07          $ 11,809                  $ 11,807                   $ 10,699             $ 13,469
  02/28/07          $ 11,788                  $ 11,824                   $ 10,884             $ 13,207
  03/31/07          $ 11,891                  $ 11,877                   $ 10,865             $ 13,354
  04/30/07          $ 12,158                  $ 12,126                   $ 10,928             $ 13,946
  05/31/07          $ 12,354                  $ 12,240                   $ 10,834             $ 14,432

--------------------------------------------------------------------------------

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

4 The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

6 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

7 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO for the life of the Portfolio with the WealthBuilder Moderate Balanced Composite Index, the Lehman Brothers U.S. Government/Credit Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                    FUND INCEPTION DATE
   Doug Beath                              10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 17.58% 2 (excluding sales charge) for the 12-month period that ended May 31, 2007, outperforming its benchmark, the WealthBuilder Growth Balanced Composite Index 5, which returned 16.96%. In addition, the Portfolio underperformed the S&P 500 Index 6, which returned 22.77%, but it outperformed the Lehman Brothers U.S. Government/Credit Index 7, which returned 6.47% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Both stocks and bonds produced solid returns during the period. Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum. Long-term government bond yields were volatile during the 12-month period. For example, 10-year U.S. Treasury yields initially declined to less than 4.50% from a yield of more than 5% and then rose to finish the period at 4.89%. Sluggishness in the housing sector, particularly in the subprime lending market, and uncertainty over the direction of future Fed policy contributed to bond market volatility.

      Although there was also volatility among equities, including a steep decline in February and early March 2007, overall stock market performance was strong for the period across nearly all asset classes and investing styles. Large-cap value stocks performed the best during the period, led by the telecommunications, utility, and energy sectors. International equities outperformed domestic stocks, and, after underperforming small company stocks for many years, large cap stocks exceeded small caps by a respectable margin.

      The proportion of the Portfolio's assets invested in equity and fixed-income styles is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance the Portfolio's performance by shifting assets between stocks and bonds, maintained a 15% overweighted position in stocks during the entire 12-month period. With the S&P 500 Index handily outperforming long-term U.S. Treasury bonds during the period, maintaining the 15% TAA shift toward stocks provided a significant boost to the Portfolio's returns.

      The Portfolio's tactical shift toward stocks was a major factor contributing to its outperformance of its composite benchmark. The positive relative performance was somewhat hindered by the fact that the S&P 500 Index exceeded two out of four of the Portfolio's equity style components--large-cap growth funds and small cap funds.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced three underlying mutual funds and added one additional mutual fund holding during the 12-month period. The MFS Strategic Value Fund was replaced with the DWS Dreman High Return Equity Fund, and the MFS High Income Fund was replaced with the PIMCO High Yield Fund. In addition, we replaced the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND with the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND. Finally, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                   Including Sales Charge                   Excluding Sales Charge
                               --------------------------------------   ---------------------------------------    Gross       Net
                                                             Life of                                   Life of    Expense    Expense
                               6-Months*   1-Year   5-Year  Portfolio   6-Months*   1-Year   5-Year   Portfolio   Ratio 3    Ratio 4
------------------------------------------------------------------------------------------------------------------------------------
   Growth Balanced Portfolio     7.85      15.82     7.90      6.11       9.49      17.58     8.23       6.28      1.53%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------------------------
      WealthBuilder Growth Balanced Composite Index 5                     6.89      16.96     7.99       6.78
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 6                                                    10.29      22.77     9.44       6.77
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Government/Credit Index 7                      0.41       6.47     4.92       5.94
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 8 (AS OF MAY 31, 2007)
-------------------------------------------------------------------------------
   Wells Fargo Advantage Government Securities Fund                         12%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Portfolio                        11%
-------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund                                      10%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                             10%
-------------------------------------------------------------------------------
   ING International Value Fund                                              5%
-------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                      5%
-------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                        5%
-------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                           5%
-------------------------------------------------------------------------------
   Oppenheimer International Bond Fund                                       5%
-------------------------------------------------------------------------------
   PIMCO High Yield Fund                                                     5%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                               5%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                5%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                      5%
-------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                       5%
-------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                    4%
-------------------------------------------------------------------------------
   Thornburg International Value Fund                                        3%

EFFECTIVE ALLOCATION 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BOND FUNDS                                      (20%)
STOCK FUNDS                                     (80%)

GROWTH OF $10,000 INVESTMENT 9 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Lehman Brothers
              WELLS FARGO ADVANTAGE      WealthBuilder Growth         U.S.
               WEALTHBUILDER GROWTH       Balanced Composite    Government/Credit
                BALANCED PORTFOLIO              Index                Index           S&P 500 Index
             ------------------------   ---------------------   -----------------    --------------
 10/1/1997           $  9,850                 $  10,000             $  10,000          $ 10,000
10/31/1997           $  9,811                 $   9,834             $  10,160          $  9,666
11/30/1997           $  9,820                 $  10,145             $  10,214          $ 10,114
12/31/1997           $  9,912                 $  10,294             $  10,321          $ 10,287
 1/31/1998           $  9,971                 $  10,415             $  10,466          $ 10,401
 2/28/1998           $ 10,386                 $  10,900             $  10,445          $ 11,151
 3/31/1998           $ 10,702                 $  11,275             $  10,477          $ 11,721
 4/30/1998           $ 10,811                 $  11,370             $  10,530          $ 11,841
 5/31/1998           $ 10,673                 $  11,281             $  10,643          $ 11,637
 6/30/1998           $ 10,762                 $  11,612             $  10,751          $ 12,110
 7/31/1998           $ 10,554                 $  11,540             $  10,760          $ 11,981
 8/31/1998           $  9,418                 $  10,523             $  10,970          $ 10,250
 9/30/1998           $  9,714                 $  11,047             $  11,284          $ 10,907
10/31/1998           $ 10,356                 $  11,610             $  11,204          $ 11,794
11/30/1998           $ 10,910                 $  12,090             $  11,271          $ 12,509
12/31/1998           $ 11,419                 $  12,556             $  11,299          $ 13,229
 1/31/1999           $ 11,668                 $  12,928             $  11,379          $ 13,782
 2/28/1999           $ 11,310                 $  12,588             $  11,108          $ 13,353
 3/31/1999           $ 11,608                 $  12,940             $  11,164          $ 13,888
 4/30/1999           $ 11,956                 $  13,280             $  11,191          $ 14,425
 5/31/1999           $ 11,767                 $  13,035             $  11,076          $ 14,085
 6/30/1999           $ 12,175                 $  13,491             $  11,041          $ 14,866
 7/31/1999           $ 12,026                 $  13,197             $  11,011          $ 14,402
 8/31/1999           $ 11,896                 $  13,152             $  11,002          $ 14,331
 9/30/1999           $ 11,797                 $  12,972             $  11,101          $ 13,938
10/31/1999           $ 12,235                 $  13,522             $  11,130          $ 14,820
11/30/1999           $ 12,593                 $  13,700             $  11,124          $ 15,121
12/31/1999           $ 13,070                 $  14,201             $  11,056          $ 16,012
 1/31/2000           $ 12,824                 $  13,721             $  11,053          $ 15,208
 2/29/2000           $ 13,070                 $  13,611             $  11,191          $ 14,921
 3/31/2000           $ 13,582                 $  14,538             $  11,353          $ 16,380
 4/30/2000           $ 13,295                 $  14,240             $  11,298          $ 15,887
 5/31/2000           $ 13,029                 $  14,048             $  11,288          $ 15,561
 6/30/2000           $ 13,500                 $  14,375             $  11,518          $ 15,946
 7/31/2000           $ 13,387                 $  14,275             $  11,640          $ 15,697
 8/31/2000           $ 13,858                 $  14,923             $  11,804          $ 16,672
 9/30/2000           $ 13,561                 $  14,444             $  11,849          $ 15,791
10/31/2000           $ 13,428                 $  14,438             $  11,923          $ 15,725
11/30/2000           $ 12,947                 $  13,781             $  12,127          $ 14,486
12/31/2000           $ 13,346                 $  13,915             $  12,366          $ 14,557
 1/31/2001           $ 13,500                 $  14,315             $  12,574          $ 15,074
 2/28/2001           $ 12,708                 $  13,511             $  12,703          $ 13,700
 3/31/2001           $ 12,048                 $  12,978             $  12,762          $ 12,833
 4/30/2001           $ 12,840                 $  13,615             $  12,666          $ 13,829
 5/31/2001           $ 12,862                 $  13,703             $  12,739          $ 13,922
 6/30/2001           $ 12,653                 $  13,504             $  12,800          $ 13,583
 7/31/2001           $ 12,543                 $  13,523             $  13,119          $ 13,450
 8/31/2001           $ 12,147                 $  13,028             $  13,287          $ 12,610
 9/30/2001           $ 11,288                 $  12,397             $  13,410          $ 11,592
10/31/2001           $ 11,563                 $  12,642             $  13,750          $ 11,813
11/30/2001           $ 12,202                 $  13,211             $  13,524          $ 12,720
12/31/2001           $ 12,399                 $  13,257             $  13,418          $ 12,831
 1/31/2002           $ 12,141                 $  13,169             $  13,516          $ 12,644
 2/28/2002           $ 11,905                 $  13,048             $  13,631          $ 12,400
 3/31/2002           $ 12,343                 $  13,291             $  13,354          $ 12,866
 4/30/2002           $ 12,085                 $  12,858             $  13,613          $ 12,087
 5/31/2002           $ 11,950                 $  12,835             $  13,739          $ 11,997
 6/30/2002           $ 11,466                 $  12,280             $  13,855          $ 11,143
 7/31/2002           $ 10,511                 $  11,710             $  14,022          $ 10,275
 8/31/2002           $ 10,511                 $  11,829             $  14,337          $ 10,342
 9/30/2002           $  9,634                 $  11,061             $  14,645          $  9,219
10/31/2002           $ 10,230                 $  11,675             $  14,505          $ 10,029
11/30/2002           $ 10,758                 $  12,120             $  14,514          $ 10,619
12/31/2002           $ 10,233                 $  11,745             $  14,898          $  9,995
 1/31/2003           $  9,972                 $  11,549             $  14,898          $  9,734
 2/28/2003           $  9,790                 $  11,493             $  15,163          $  9,588
 3/31/2003           $  9,836                 $  11,561             $  15,143          $  9,680
 4/30/2003           $ 10,516                 $  12,214             $  15,305          $ 10,478
 5/31/2003           $ 10,981                 $  12,711             $  15,740          $ 11,029
 6/30/2003           $ 11,117                 $  12,808             $  15,677          $ 11,170
 7/31/2003           $ 11,424                 $  12,804             $  15,020          $ 11,367
 8/31/2003           $ 11,628                 $  12,996             $  15,119          $ 11,589
 9/30/2003           $ 11,469                 $  13,027             $  15,598          $ 11,466
10/31/2003           $ 12,070                 $  13,463             $  15,401          $ 12,114
11/30/2003           $ 12,241                 $  13,551             $  15,442          $ 12,220
12/31/2003           $ 12,715                 $  14,061             $  15,594          $ 12,861
 1/31/2004           $ 12,921                 $  14,269             $  15,736          $ 13,097
 2/29/2004           $ 13,048                 $  14,452             $  15,928          $ 13,279
 3/31/2004           $ 12,990                 $  14,348             $  16,075          $ 13,079
 4/30/2004           $ 12,703                 $  14,071             $  15,581          $ 12,873
 5/31/2004           $ 12,795                 $  14,177             $  15,502          $ 13,050
 6/30/2004           $ 13,025                 $  14,384             $  15,565          $ 13,303
 7/31/2004           $ 12,589                 $  14,124             $  15,730          $ 12,863
 8/31/2004           $ 12,566                 $  14,255             $  16,064          $ 12,914
 9/30/2004           $ 12,784                 $  14,369             $  16,120          $ 13,054
10/31/2004           $ 13,013                 $  14,554             $  16,260          $ 13,253
11/30/2004           $ 13,587                 $  14,896             $  16,080          $ 13,790
12/31/2004           $ 13,946                 $  15,273             $  16,250          $ 14,259
 1/31/2005           $ 13,610                 $  15,065             $  16,364          $ 13,911
 2/28/2005           $ 13,853                 $  15,240             $  16,256          $ 14,203
 3/31/2005           $ 13,575                 $  15,037             $  16,142          $ 13,952
 4/30/2005           $ 13,228                 $  14,923             $  16,384          $ 13,687
 5/31/2005           $ 13,598                 $  15,288             $  16,589          $ 14,122
 6/30/2005           $ 13,726                 $  15,331             $  16,697          $ 14,142
 7/31/2005           $ 14,223                 $  15,653             $  16,508          $ 14,668
 8/31/2005           $ 14,154                 $  15,630             $  16,754          $ 14,534
 9/30/2005           $ 14,351                 $  15,656             $  16,535          $ 14,652
10/31/2005           $ 14,096                 $  15,443             $  16,393          $ 14,407
11/30/2005           $ 14,524                 $  15,846             $  16,476          $ 14,952
12/31/2005           $ 14,605                 $  15,903             $  16,633          $ 14,958
 1/31/2006           $ 15,090                 $  16,177             $  16,603          $ 15,354
 2/28/2006           $ 15,139                 $  16,224             $  16,648          $ 15,396
 3/31/2006           $ 15,393                 $  16,300             $  16,465          $ 15,587
 4/30/2006           $ 15,611                 $  16,431             $  16,414          $ 15,796
 5/31/2006           $ 15,090                 $  16,118             $  16,404          $ 15,342
 6/30/2006           $ 15,030                 $  16,144             $  16,441          $ 15,362
 7/31/2006           $ 14,957                 $  16,285             $  16,655          $ 15,457
 8/31/2006           $ 15,224                 $  16,624             $  16,918          $ 15,825
 9/30/2006           $ 15,466                 $  16,953             $  17,084          $ 16,234
10/31/2006           $ 15,915                 $  17,351             $  17,192          $ 16,763
11/30/2006           $ 16,205                 $  17,636             $  17,393          $ 17,081
  12/31/06           $ 16,411                 $  17,761             $  17,261          $ 17,321
  01/31/07           $ 16,629                 $  17,933             $  17,247          $ 17,583
  02/28/07           $ 16,475                 $  17,802             $  17,544          $ 17,240
  03/31/07           $ 16,693                 $  17,932             $  17,514          $ 17,432
  04/30/07           $ 17,231                 $  18,482             $  17,617          $ 18,204
  05/31/07           $ 17,743                 $  18,851             $  17,465          $ 18,839

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

5 The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

7 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S.Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

8 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO for the life of the Portfolio with the WealthBuilder Growth Balanced Composite Index, the Lehman Brothers U.S. Government/Credit Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                    FUND INCEPTION DATE
   Doug Beath                              09/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 19.51% 2 (excluding sales charge) for the 12-month period that ended May 31, 2007, outperforming its benchmark, the WealthBuilder Growth Allocation Composite Index 5, which returned 19.43%. In addition, the Portfolio outperformed the Lehman Brothers U.S. Government/Credit Index 6, which returned 6.47%, and it underperformed the S&P 500 Index 7, which returned 22.77%, during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Both stocks and bonds produced solid returns during the period. Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum. Long-term government bond yields were volatile during the 12-month period. For example, 10-year U.S. Treasury yields initially declined to less than 4.50% from a yield of more than 5% and then rose to finish the period at 4.89%. Sluggishness in the housing sector, particularly in the subprime lending market, and uncertainty over the direction of future Fed policy contributed to bond market volatility.

      Although there was also volatility among equities, including a steep decline in February and early March 2007, overall stock market performance was strong for the period across nearly all asset classes and investing styles. Large-cap value stocks performed the best during the period, led by the telecommunications, utility, and energy sectors. International equities outperformed domestic stocks, and, after underperforming small company stocks for many years, large cap stocks exceeded small caps by a respectable margin.

      The proportion of the Portfolio's assets invested in equity and fixed-income styles is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance the Portfolio's performance by shifting assets between stocks and bonds, maintained a 15% overweighted position in stocks during the entire 12-month period. With the S&P 500 Index handily outperforming long-term U.S. Treasury bonds during the period, maintaining the 15% TAA shift toward stocks provided a significant boost to the Portfolio's returns.

      The Portfolio's tactical shift toward stocks was a major factor contributing to its outperformance of its composite benchmark. The positive relative performance was somewhat hindered by the fact that the S&P 500 Index exceeded two out of four of the Portfolio's equity style components--large-cap growth funds and small cap funds.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced three underlying mutual funds and added one additional mutual fund holding during the 12-month period. The MFS Strategic Value Fund was replaced with the DWS Dreman High Return Equity Fund, and the MFS High Income Fund was replaced with the PIMCO High Yield Fund. In addition, we replaced the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND with the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND. Finally, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF MAY 31,2007)
--------------------------------------------------------------------------------

                                                      Including Sales Charge         Excluding Sales Charge
                                                   ----------------------------  -----------------------------
                                                                                                                 Gross      Net
                                                                        Life of                       Life of   Expense   Expense
                                                   6-Months*  1-Year  Portfolio  6-Months*   1-Year  Portfolio  Ratio 3   Ratio 4
-----------------------------------------------------------------------------------------------------------------------------------
   Growth Allocation Portfolio                       9.12      17.72    13.98      10.78     19.51     14.63      1.63%     1.50%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
      WealthBuilder Growth Allocation Composite Index 5                             8.34     19.43    12.44
-----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Government/Credit Index 6                                0.41      6.47     3.06
-----------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 7                                                              10.29     22.77    14.76
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

   T. Rowe Price Blue Chip Growth Fund                                       12%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                              11%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Portfolio                         10%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Government Securities Fund                          10%
--------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                       5%
--------------------------------------------------------------------------------
   ING International Value Fund                                               5%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                       5%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                 5%
--------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                         5%
--------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                            5%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                                5%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                        5%
--------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                     5%
--------------------------------------------------------------------------------
   Thornburg International Value Fund                                         5%
--------------------------------------------------------------------------------
   Oppenheimer International Bond Fund                                        4%
--------------------------------------------------------------------------------
   PIMCO High Yield Fund                                                      3%

EFFECTIVE ALLOCATION 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BOND FUNDS                                       (5%)
STOCK FUNDS                                     (95%)

GROWTH OF $10,000 INVESTMENT 9 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
                 WEALTHBUILDER                                        Lehman Brothers
               GROWTH ALLOCATION        Wealthbuilder Growth                U.S.
                   PORTFOLIO         Allocation Composite Index   Government/Credit Index   S&P 500 Index
 9/30/2004         $, 9,850                   $10,000                     $10,000               $10,000
10/31/2004         $,10,047                   $10,139                     $10,087               $10,153
11/30/2004         $,10,431                   $10,451                     $ 9,975               $10,564
12/31/2004         $,10,761                   $10,755                     $10,081               $10,923
 1/31/2005         $,10,505                   $10,558                     $10,151               $10,657
 2/28/2005         $,10,702                   $10,724                     $10,084               $10,881
 3/31/2005         $,10,495                   $10,561                     $10,014               $10,688
 4/30/2005         $,10,189                   $10,429                     $10,164               $10,485
 5/31/2005         $,10,564                   $10,717                     $10,291               $10,818
 6/30/2005         $,10,672                   $10,741                     $10,358               $10,834
 7/31/2005         $,11,136                   $11,041                     $10,241               $11,237
 8/31/2005         $,11,087                   $10,989                     $10,393               $11,134
 9/30/2005         $,11,235                   $11,037                     $10,257               $11,224
10/31/2005         $,11,008                   $10,872                     $10,169               $11,037
11/30/2005         $,11,412                   $11,211                     $10,221               $11,454
12/31/2005         $,11,502                   $11,235                     $10,318               $11,459
 1/31/2006         $,11,919                   $11,473                     $10,299               $11,762
 2/28/2006         $,11,939                   $11,506                     $10,327               $11,794
 3/31/2006         $,12,148                   $11,598                     $10,214               $11,940
 4/30/2006         $,12,337                   $11,718                     $10,182               $12,100
 5/31/2006         $,11,860                   $11,446                     $10,176               $11,753
 6/30/2006         $,11,810                   $11,463                     $10,199               $11,768
 7/31/2006         $,11,710                   $11,551                     $10,332               $11,841
 8/31/2006         $,11,939                   $11,805                     $10,495               $12,123
 9/30/2006         $,12,148                   $12,069                     $10,598               $12,436
10/31/2006         $,12,536                   $12,400                     $10,665               $12,841
11/30/2006         $,12,794                   $12,617                     $10,790               $13,085
  12/31/06         $,12,978                   $12,744                     $10,708               $13,269
   1/31/07         $,13,191                   $12,897                     $10,699               $13,469
   2/28/07         $,13,019                   $12,735                     $10,884               $13,207
   3/31/07         $,13,211                   $12,849                     $10,865               $13,354
   4/30/07         $,13,697                   $13,318                     $10,928               $13,946
   5/31/07         $,14,174                   $13,669                     $10,834               $14,432

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

5 The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

6 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

7 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

8 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO for the life of the Portfolio with the WealthBuilder Growth Allocation Composite Index, the Lehman Brothers U.S. Government/Credit Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                    FUND INCEPTION DATE
   Doug Beath                              10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 20.54% 2 (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the S&P 500 Index 5, which returned 22.77% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Although there was volatility among equities, stock market performance was strong for the period across nearly all asset classes and investing styles. Large-cap value stocks performed the best during the period, led by the telecommunications, utility, and energy sectors. International equities outperformed domestic stocks, and, after underperforming small company stocks for many years, large cap stocks exceeded small caps by a respectable margin. After a pause in the Fed's cycle of raising the federal funds rate, which was last increased in June 2006, a stock market rally ensued during the first half of the period. There was a steep decline in late February through early March 2007 when equities experienced a correction globally. However, stocks rebounded sharply later in March because of stronger than expected earnings growth and continued merger and acquisition activity. This rally extended to the end of the reporting period. Despite setting a record for a new all-time high, stock valuations within the S&P 500 Index were still attractive relative to both trailing and forecasted earnings by the end of May 2007.

      Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum.

      The Portfolio's performance was hindered by the fact that the S&P 500 Index exceeded two out of four of the Portfolio's equity style components--large-cap growth funds and small cap funds--which contributed to its underperformance relative to the benchmark.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced one underlying mutual fund and added one additional mutual fund during the 12-month period. Within the large-cap value investing style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. In addition, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the current economic expansion is sustainable throughout 2007. The economic environment continues to be positive for equities because corporate earnings growth remains strong and valuations remain attractive. In addition, the Portfolio's broad diversification among the major equity styles may help it to manage risk.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                    Including Sales Charge                    Excluding Sales Charge
                         ------------------------------------------   -----------------------------------------
                                                                                                                    Gross      Net
                                                           Life of                                    Life of     Expense    Expense
                         6-Months*     1-Year    5-Year   Portfolio   6-Months*    1-Year    5-Year   Portfolio   Ratio 3   Ratio 4
------------------------------------------------------------------------------------------------------------------------------------
   Equity Portfolio         9.39       18.74      8.81      5.44        11.06       20.54     9.14      5.61        1.59%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
      Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 5                                                   10.29       22.77     9.44      6.77
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF MAY 31, 2007
--------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                     20%
--------------------------------------------------------------------------------
   ING International Value Fund                                             20%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                             18%
--------------------------------------------------------------------------------
   Thornburg International Value Fund                                       10%
--------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                           9%
--------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                        9%
--------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund                                       4%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                      2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                               2%
--------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                    2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                       2%

PORTFOLIO ALLOCATION 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International                                   (20%)
Large Cap Growth                                (30%)
Large Cap Value                                 (30%)
Small Cap                                       (20%)

 GROWTH OF $10,000 INVESTMENT 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            WELLS FARGO ADVANTAGE
                        WEALTHBUILDER EQUITY PORTFOLIO     S&P 500 INDEX
                        ------------------------------     -------------
   10/1/97                         $  9,850                   $ 10,000
  10/31/97                         $  9,446                   $  9,666
  11/30/97                         $  9,584                   $ 10,114
  12/31/97                         $  9,727                   $ 10,287
   1/31/98                         $  9,835                   $ 10,401
   2/28/98                         $ 10,456                   $ 11,151
   3/31/98                         $ 10,929                   $ 11,721
   4/30/98                         $ 11,067                   $ 11,841
   5/31/98                         $ 10,811                   $ 11,637
   6/30/98                         $ 10,949                   $ 12,110
   7/31/98                         $ 10,604                   $ 11,981
   8/31/98                         $  8,948                   $ 10,250
   9/30/98                         $  9,293                   $ 10,907
  10/31/98                         $  9,963                   $ 11,794
  11/30/98                         $ 10,584                   $ 12,509
  12/31/98                         $ 11,154                   $ 13,229
   1/31/99                         $ 11,480                   $ 13,782
   2/28/99                         $ 11,085                   $ 13,353
   3/31/99                         $ 11,509                   $ 13,888
   4/30/99                         $ 12,003                   $ 14,425
   5/31/99                         $ 11,795                   $ 14,085
   6/30/99                         $ 12,456                   $ 14,866
   7/31/99                         $ 12,239                   $ 14,402
   8/31/99                         $ 12,081                   $ 14,331
   9/30/99                         $ 11,884                   $ 13,938
  10/31/99                         $ 12,565                   $ 14,820
  11/30/99                         $ 13,127                   $ 15,121
  12/31/99                         $ 14,198                   $ 16,012
   1/31/00                         $ 13,760                   $ 15,208
   2/29/00                         $ 14,088                   $ 14,921
   3/31/00                         $ 15,024                   $ 16,380
   4/30/00                         $ 14,536                   $ 15,887
   5/31/00                         $ 14,038                   $ 15,561
   6/30/00                         $ 14,775                   $ 15,946
   7/31/00                         $ 14,457                   $ 15,697
   8/31/00                         $ 15,323                   $ 16,672
   9/30/00                         $ 14,715                   $ 15,791
  10/31/00                         $ 14,447                   $ 15,725
  11/30/00                         $ 13,292                   $ 14,486
  12/31/00                         $ 13,773                   $ 14,557
   1/31/01                         $ 13,899                   $ 15,074
   2/28/01                         $ 12,592                   $ 13,700
   3/31/01                         $ 11,567                   $ 12,833
   4/30/01                         $ 12,550                   $ 13,829
   5/31/01                         $ 12,581                   $ 13,922
   6/30/01                         $ 12,288                   $ 13,583
   7/31/01                         $ 12,006                   $ 13,450
   8/31/01                         $ 11,358                   $ 12,610
   9/30/01                         $ 10,207                   $ 11,592
  10/31/01                         $ 10,542                   $ 11,813
  11/30/01                         $ 11,222                   $ 12,720
  12/31/01                         $ 11,499                   $ 12,831
   1/31/02                         $ 11,200                   $ 12,644
   2/28/02                         $ 10,892                   $ 12,400
   3/31/02                         $ 11,445                   $ 12,866
   4/30/02                         $ 10,988                   $ 12,087
   5/31/02                         $ 10,775                   $ 11,997
   6/30/02                         $ 10,061                   $ 11,143
   7/31/02                         $  8,965                   $ 10,275
   8/31/02                         $  8,986                   $ 10,342
   9/30/02                         $  7,996                   $  9,219
  10/31/02                         $  8,603                   $ 10,029
  11/30/02                         $  9,135                   $ 10,619
  12/31/02                         $  8,592                   $  9,995
   1/31/03                         $  8,283                   $  9,734
   2/28/03                         $  8,092                   $  9,588
   3/31/03                         $  8,102                   $  9,680
   4/30/03                         $  8,794                   $ 10,478
   5/31/03                         $  9,359                   $ 11,029
   6/30/03                         $  9,486                   $ 11,170
   7/31/03                         $  9,763                   $ 11,367
   8/31/03                         $  9,997                   $ 11,589
   9/30/03                         $  9,859                   $ 11,466
  10/31/03                         $ 10,487                   $ 12,114
  11/30/03                         $ 10,668                   $ 12,220
  12/31/03                         $ 11,115                   $ 12,861
   1/31/04                         $ 11,360                   $ 13,097
   2/29/04                         $ 11,531                   $ 13,279
   3/31/04                         $ 11,477                   $ 13,079
   4/30/04                         $ 11,115                   $ 12,873
   5/31/04                         $ 11,243                   $ 13,050
   6/30/04                         $ 11,499                   $ 13,303
   7/31/04                         $ 10,998                   $ 12,863
   8/31/04                         $ 10,956                   $ 12,914
   9/30/04                         $ 11,222                   $ 13,054
  10/31/04                         $ 11,488                   $ 13,253
  11/30/04                         $ 12,095                   $ 13,790
  12/31/04                         $ 12,521                   $ 14,259
   1/31/05                         $ 12,137                   $ 13,911
   2/28/05                         $ 12,393                   $ 14,203
   3/31/05                         $ 12,116                   $ 13,952
   4/30/05                         $ 11,733                   $ 13,687
   5/31/05                         $ 12,180                   $ 14,122
   6/30/05                         $ 12,329                   $ 14,142
   7/31/05                         $ 12,904                   $ 14,668
   8/31/05                         $ 12,851                   $ 14,534
   9/30/05                         $ 13,053                   $ 14,652
  10/31/05                         $ 12,766                   $ 14,407
  11/30/05                         $ 13,255                   $ 14,952
  12/31/05                         $ 13,394                   $ 14,958
   1/31/06                         $ 13,937                   $ 15,354
   2/28/06                         $ 13,979                   $ 15,396
   3/31/06                         $ 14,256                   $ 15,587
   4/30/06                         $ 14,458                   $ 15,796
   5/31/06                         $ 13,841                   $ 15,342
   6/30/06                         $ 13,798                   $ 15,362
   7/31/06                         $ 13,639                   $ 15,457
   8/31/06                         $ 13,937                   $ 15,825
   9/30/06                         $ 14,203                   $ 16,234
  10/31/06                         $ 14,682                   $ 16,763
  11/30/06                         $ 15,023                   $ 17,081
  12/31/06                         $ 15,216                   $ 17,321
  01/31/07                         $ 15,470                   $ 17,583
  02/28/07                         $ 15,315                   $ 17,240
  03/31/07                         $ 15,514                   $ 17,432
  04/30/07                         $ 16,110                   $ 18,204
  05/31/07                         $ 16,684                   $ 18,839

--------------------------------------------------------------------------------

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth and Income Portfolio, its predecessor Portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

5 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an Index.

6 Portfolio holdings and allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and allocation.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS 1                    FUND INCEPTION DATE
   Doug Beath                              10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 23.20% 2 (excluding sales charge) for the 12-month period that ended May 31, 2007, outperforming its benchmark, the S&P 500
Index 5, which returned 22.77% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE -- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Although there was volatility among equities, stock market performance was strong for the period across nearly all asset classes and investing styles. Large-cap value stocks performed the best during the period, led by the telecommunications, utility, and energy sectors. International equities outperformed domestic stocks, and, after underperforming small company stocks for many years, large cap stocks exceeded small caps by a respectable margin. After a pause in the Fed's cycle of raising the federal funds rate, which was last increased in June 2006, a stock market rally ensued during the first half of the period. There was a steep decline in late February through early March 2007 when equities experienced a correction globally. However, stocks rebounded sharply later in March because of stronger than expected earnings growth and continued merger and acquisition activity. This rally extended to the end of the reporting period. Despite setting a record for a new all-time high, stock valuations within the S&P 500 Index were still attractive relative to both trailing and forecasted earnings by the end of May 2007.

      Toward the end of the period, quarterly Gross Domestic Product (GDP) data pointed to a typical "mid-cycle slowdown" for the U.S. economy, primarily due to continued weakness in the housing and automobile sectors. However, the remaining much larger parts of the economy grew robustly. Consumer spending continued to expand at a healthy pace, and manufacturing activity showed signs of regaining momentum.

      The Portfolio's significant overweighting in large-cap value stocks compared to large-cap growth stocks and its underweighting in U.S. domestic small cap stocks relative to large cap stocks contributed positively to its performance during the period and helped it to outperform its benchmark. The Portfolio's overweighting in international stocks versus U.S. domestic stocks helped its performance by a much smaller margin.

      The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance the Portfolio's performance by shifting emphasis between equity styles depending upon market conditions. As of May 31, 2007, about half of the Portfolio's assets were invested in the international style, over one-third of the assets were invested in the large-cap value style, and smaller proportions of assets were invested in the large-cap growth and small cap styles.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We replaced one underlying mutual fund and added one additional mutual fund during the 12-month period. Within the large-cap value investing style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. In addition, we added the Thornburg International Fund during the period to supplement the existing international equity funds. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TEA Model continues to emphasize international, large cap, and value stocks. The current allocation emphasis has been in place since the end of April 2005, when we shifted assets from small cap stocks to large cap stocks. To make a change in our asset allocation emphasis, we look for indications of a change in both market-based indicators and fundamentals. We believe that the current economic expansion is sustainable throughout 2007. The economic environment continues to be positive for equities because corporate earnings growth remains strong and valuations remain attractive.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THE PORTFOLIO IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                       Including Sales Charge                   Excluding Sales Charge
                               --------------------------------------   ---------------------------------------
                                                                                                                   Gross      Net
                                                             Life of                                   Life of    Expense    Expense
                               6-Months*  1-Year   5-Year   Portfolio   6-Months*   1-Year   5-Year   Portfolio   Ratio 3   Ratio 4
------------------------------------------------------------------------------------------------------------------------------------
   Tactical Equity Portfolio     10.44     21.35   11.22      7.08        12.12      23.20    11.56      7.25      1.55%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      S&P 500 Index 5                                                     10.29      22.77     9.44      6.77
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------
   Wells Fargo Advantage International Growth Portfolio                      20%
--------------------------------------------------------------------------------
   ING International Value Fund                                              20%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Equity Value Portfolio                              18%
--------------------------------------------------------------------------------
   Thornburg International Value Fund                                        10%
--------------------------------------------------------------------------------
   John Hancock Classic Value Fund                                            9%
--------------------------------------------------------------------------------
   DWS Dreman High Return Equity Fund                                         9%
--------------------------------------------------------------------------------
   T. Rowe Price Blue Chip Growth Fund                                        4%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Large Company Growth Portfolio                       2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Endeavor Select Fund                                 2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Cap Growth Fund                                2%
--------------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap Fund                                     2%
--------------------------------------------------------------------------------
   Wells Fargo Advantage Small Company Value Portfolio                        2%

EFFECTIVE ALLOCATION 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International                                   (50%)
Large Cap Growth                                 (9%)
Large Cap Value                                 (36%)
Small Cap                                        (5%)

GROWTH OF $10,000 INVESTMENT 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        WELLS FARGO ADVANTAGE
                   WEALTHBUILDER TACTICAL EQUITY
                             PORTFOLIO                S&P 500 INDEX

 10/1/1997                   $  9,850                   $ 10,000
10/31/1997                   $  9,623                   $  9,666
11/30/1997                   $  9,742                   $ 10,114
12/31/1997                   $  9,826                   $ 10,287
 1/31/1998                   $  9,925                   $ 10,401
 2/28/1998                   $ 10,506                   $ 11,151
 3/31/1998                   $ 10,960                   $ 11,721
 4/30/1998                   $ 11,118                   $ 11,841
 5/31/1998                   $ 10,851                   $ 11,637
 6/30/1998                   $ 11,108                   $ 12,110
 7/31/1998                   $ 10,782                   $ 11,981
 8/31/1998                   $  9,107                   $ 10,250
 9/30/1998                   $  9,610                   $ 10,907
10/31/1998                   $ 10,329                   $ 11,794
11/30/1998                   $ 11,039                   $ 12,509
12/31/1998                   $ 11,890                   $ 13,229
 1/31/1999                   $ 12,394                   $ 13,782
 2/28/1999                   $ 11,969                   $ 13,353
 3/31/1999                   $ 12,542                   $ 13,888
 4/30/1999                   $ 12,808                   $ 14,425
 5/31/1999                   $ 12,473                   $ 14,085
 6/30/1999                   $ 13,282                   $ 14,866
 7/31/1999                   $ 12,897                   $ 14,402
 8/31/1999                   $ 12,799                   $ 14,331
 9/30/1999                   $ 12,502                   $ 13,938
10/31/1999                   $ 13,312                   $ 14,820
11/30/1999                   $ 13,835                   $ 15,121
12/31/1999                   $ 15,070                   $ 16,012
 1/31/2000                   $ 14,586                   $ 15,208
 2/29/2000                   $ 14,922                   $ 14,921
 3/31/2000                   $ 16,117                   $ 16,380
 4/30/2000                   $ 15,445                   $ 15,887
 5/31/2000                   $ 14,784                   $ 15,561
 6/30/2000                   $ 15,623                   $ 15,946
 7/31/2000                   $ 15,435                   $ 15,697
 8/31/2000                   $ 16,344                   $ 16,672
 9/30/2000                   $ 15,445                   $ 15,791
10/31/2000                   $ 15,198                   $ 15,725
11/30/2000                   $ 13,914                   $ 14,486
12/31/2000                   $ 14,115                   $ 14,557
 1/31/2001                   $ 14,276                   $ 15,074
 2/28/2001                   $ 12,599                   $ 13,700
 3/31/2001                   $ 11,455                   $ 12,833
 4/30/2001                   $ 12,700                   $ 13,829
 5/31/2001                   $ 12,810                   $ 13,922
 6/30/2001                   $ 12,669                   $ 13,583
 7/31/2001                   $ 12,338                   $ 13,450
 8/31/2001                   $ 11,716                   $ 12,610
 9/30/2001                   $ 10,350                   $ 11,592
10/31/2001                   $ 10,752                   $ 11,813
11/30/2001                   $ 11,435                   $ 12,720
12/31/2001                   $ 11,878                   $ 12,831
 1/31/2002                   $ 11,506                   $ 12,644
 2/28/2002                   $ 11,143                   $ 12,400
 3/31/2002                   $ 11,808                   $ 12,866
 4/30/2202                   $ 11,435                   $ 12,087
 5/31/2002                   $ 11,214                   $ 11,997
 6/30/2002                   $ 10,550                   $ 11,143
 7/31/2002                   $  9,311                   $ 10,275
 8/31/2002                   $  9,281                   $ 10,342
 9/30/2002                   $  8,264                   $  9,219
10/31/2002                   $  8,798                   $ 10,029
11/30/2002                   $  9,342                   $ 10,619
12/31/2002                   $  8,858                   $  9,995
 1/31/2003                   $  8,476                   $  9,734
 2/28/2003                   $  8,264                   $  9,588
 3/31/2003                   $  8,184                   $  9,680
 4/30/2003                   $  8,909                   $ 10,478
 5/31/2003                   $  9,482                   $ 11,029
 6/30/2003                   $  9,623                   $ 11,170
 7/31/2003                   $  9,855                   $ 11,367
 8/31/2003                   $ 10,127                   $ 11,589
 9/30/2003                   $ 10,147                   $ 11,466
10/31/2003                   $ 10,821                   $ 12,114
11/30/2003                   $ 11,073                   $ 12,220
12/31/2003                   $ 11,637                   $ 12,861
 1/31/2004                   $ 11,949                   $ 13,097
 2/29/2004                   $ 12,190                   $ 13,279
 3/31/2004                   $ 12,281                   $ 13,079
 4/30/2004                   $ 11,838                   $ 12,873
 5/31/2004                   $ 11,919                   $ 13,050
 6/30/2004                   $ 12,251                   $ 13,303
 7/31/2004                   $ 11,737                   $ 12,863
 8/31/2004                   $ 11,687                   $ 12,914
 9/30/2004                   $ 12,049                   $ 13,054
10/31/2004                   $ 12,412                   $ 13,253
11/30/2004                   $ 13,167                   $ 13,790
12/31/2004                   $ 13,674                   $ 14,259
 1/31/2005                   $ 13,308                   $ 13,911
 2/28/2005                   $ 13,704                   $ 14,203
 3/31/2005                   $ 13,359                   $ 13,952
 4/30/2005                   $ 12,922                   $ 13,687
 5/31/2005                   $ 13,217                   $ 14,122
 6/30/2005                   $ 13,359                   $ 14,142
 7/31/2005                   $ 13,887                   $ 14,668
 8/31/2005                   $ 14,019                   $ 14,534
 9/30/2005                   $ 14,415                   $ 14,652
10/31/2005                   $ 14,040                   $ 14,407
11/30/2005                   $ 14,466                   $ 14,952
12/31/2005                   $ 14,842                   $ 14,958
 1/31/2006                   $ 15,492                   $ 15,354
 2/28/2006                   $ 15,584                   $ 15,396
 3/31/2006                   $ 15,949                   $ 15,587
 4/30/2006                   $ 16,396                   $ 15,796
 5/31/2006                   $ 15,726                   $ 15,342
 6/30/2006                   $ 15,685                   $ 15,362
 7/31/2006                   $ 15,736                   $ 15,457
 8/31/2006                   $ 16,102                   $ 15,825
 9/30/2006                   $ 16,335                   $ 16,234
10/31/2006                   $ 16,823                   $ 16,763
  11/30/06                   $ 17,280                   $ 17,081
  12/31/06                   $ 17,636                   $ 17,321
  01/31/07                   $ 17,801                   $ 17,583
  02/28/07                   $ 17,719                   $ 17,240
  03/31/07                   $ 18,102                   $ 17,432
  04/30/07                   $ 18,795                   $ 18,204
  05/31/07                   $ 19,375                   $ 18,839

--------------------------------------------------------------------------------

1 Effective on or about September 15, 2007, Galen G. Blomster, CFA, will re-join Wells Capital Management Incorporated as a consultant and will resume co-portfolio management responsibilities and oversight for the Portfolios as he provided prior to his official retirement.

2 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO was named the Wells Fargo WealthBuilder Equity Portfolio, and prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth Portfolio and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Portfolio, its predecessor portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Portfolio's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Portfolio's returns would have been lower.

5 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

6 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500
Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS         FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (December 1, 2006 to May 31, 2007).

ACTUAL EXPENSES

     The"Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning      Ending
                                                      Account      Account        Expenses       Net Annual
                                                       Value        Value        paid During       Expense
                                                    12/01/2006    05/31/2007    the Period*         Ratio
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER CONSERVATIVE
     ALLOCATION PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,035.60       $ 7.61           1.50%
 ----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER MODERATE BALANCED
     PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,062.30       $ 7.71           1.50%
 ----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER GROWTH BALANCED
     PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,094.90       $ 7.83           1.50%
 ----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER GROWTH ALLOCATION
     PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,107.80       $ 7.88           1.50%
 ----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER EQUITY PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,110.60       $ 7.89           1.50%
 -----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%
 ----------------------------------------------------------------------------------------------------------
     WEALTHBUILDER TACTICAL EQUITY
     PORTFOLIO
     Actual                                         $ 1,000.00    $ 1,121.20       $ 7.93           1.50%
 ----------------------------------------------------------------------------------------------------------
     Hypothetical (5% return before
     expenses)                                      $ 1,000.00    $ 1,017.45       $ 7.54           1.50%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 99.01%

STOCK FUNDS - 9.68%
     19,325  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    1,046,243
     48,559  ING INTERNATIONAL VALUE FUND                                                                              1,113,453
     34,870  JOHN HANCOCK CLASSIC VALUE FUND                                                                           1,046,800
     35,423  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                      912,840
     53,357  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       2,098,550
     17,053  THORNBURG INTERNATIONAL VALUE FUND                                                                          560,178

                                                                                                                       6,778,064
                                                                                                                  --------------
AFFILIATED STOCK FUNDS - 10.35%
     93,805  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                1,054,370
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              2,092,968
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      1,117,938
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      1,054,832
     65,135  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                 980,280
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         948,395

                                                                                                                       7,248,783
                                                                                                                  --------------
BOND FUNDS - 9.92%
    556,187  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       3,481,732
    345,756  PIMCO HIGH YIELD FUND                                                                                     3,464,474

                                                                                                                       6,946,206
                                                                                                                  --------------
AFFILIATED BOND FUNDS - 69.06%
  1,354,045  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         13,824,796
  2,103,886  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                20,744,314
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        13,811,931

                                                                                                                      48,381,041
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $67,500,403)                                                                         69,354,094
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 0.39%

MUTUAL FUNDS - 0.15%
    108,481  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   108,481
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.24%
$    10,000  US TREASURY BILL^#                                                         4.88%       08/09/2007             9,911
     95,000  US TREASURY BILL^#                                                         5.08        08/09/2007            94,157
      5,000  US TREASURY BILL^#                                                         4.61        11/08/2007             4,896
     60,000  US TREASURY BILL^#                                                         4.89        11/08/2007            58,757

                                                                                                                         167,721
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $276,112)                                                                             276,202
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                          PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                     VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $67,776,515)*                               99.40%                                                          $   69,630,296
OTHER ASSETS AND LIABILITIES, NET                  0.60                                                                  421,007
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $   70,051,303
                                                 ======                                                           ==============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $67,899,321 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $2,065,209
      GROSS UNREALIZED DEPRECIATION                         (334,234)
                                                          ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $1,730,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 98.85%

STOCK FUNDS - 19.31%
     79,877  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    4,324,552
    200,704  ING INTERNATIONAL VALUE FUND                                                                              4,602,143
    144,007  JOHN HANCOCK CLASSIC VALUE FUND                                                                           4,323,100
    152,433  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    3,928,186
    220,574  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       8,675,172
     70,566  THORNBURG INTERNATIONAL VALUE FUND                                                                        2,318,094

                                                                                                                      28,171,247
                                                                                                                  --------------
AFFILIATED STOCK FUNDS - 20.47%
    387,789  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                4,358,744
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              8,651,438
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      4,617,642
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      4,363,924
    268,262  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               4,037,338
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       3,848,257

                                                                                                                      29,877,343
                                                                                                                  --------------
BOND FUNDS - 9.88%
  1,154,208  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       7,225,343
    718,006  PIMCO HIGH YIELD FUND                                                                                     7,194,424

                                                                                                                      14,419,767
                                                                                                                  --------------
AFFILIATED BOND FUNDS - 49.19%
  2,109,769  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         21,540,738
  2,912,777  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                28,719,984
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        21,520,863

                                                                                                                      71,781,585
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $136,439,073)                                                                       144,249,942
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 0.53%

MUTUAL FUNDS - 0.09%
    136,191  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   136,191
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.44%
$    20,000  US TREASURY BILL^#                                                         4.90%       08/09/2007            19,823
     10,000  US TREASURY BILL^#                                                         4.97        08/09/2007             9,911
     15,000  US TREASURY BILL^#                                                         4.97        08/09/2007            14,867
     15,000  US TREASURY BILL^#                                                         4.99        08/09/2007            14,867
     10,000  US TREASURY BILL^#                                                         5.07        08/09/2007             9,911
    375,000  US TREASURY BILL^#                                                         5.08        08/09/2007           371,672
      5,000  US TREASURY BILL^#                                                         4.72        11/08/2007             4,896
    200,000  US TREASURY BILL^#                                                         4.89        11/08/2007           195,859

                                                                                                                         641,806
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $777,634)                                                                             777,997
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                          PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $137,216,707)*                              99.38%                                                          $  145,027,939

OTHER ASSETS AND LIABILITIES, NET                  0.62                                                                  901,823
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $  145,929,762
                                                 ======                                                           ==============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $137,264,663 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $8,144,407
      GROSS UNREALIZED DEPRECIATION                         (381,131)
                                                          ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $7,763,276

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 99.02%

STOCK FUNDS - 31.54%
    568,908  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   30,800,699
  1,385,317  ING INTERNATIONAL VALUE FUND                                                                             31,765,323
  1,019,473  JOHN HANCOCK CLASSIC VALUE FUND                                                                          30,604,589
    961,449  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   24,776,552
  1,562,854  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      61,467,057
    492,131  THORNBURG INTERNATIONAL VALUE FUND                                                                       16,166,496

                                                                                                                     195,580,716
                                                                                                                  --------------
AFFILIATED STOCK FUNDS - 33.08%
  2,485,772  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               27,940,078
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             61,206,111
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     31,668,811
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     27,717,735
  1,924,031  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              28,956,660
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      27,636,611

                                                                                                                     205,126,006
                                                                                                                  --------------
BOND FUNDS - 9.85%
  4,881,261  OPPENHEIMER INTERNATIONAL BOND FUND                                                                      30,556,691
  3,044,229  PIMCO HIGH YIELD FUND                                                                                    30,503,173

                                                                                                                      61,059,864
                                                                                                                  --------------
AFFILIATED BOND FUNDS - 24.55%
  7,750,127  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         79,128,801
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        73,066,780

                                                                                                                     152,195,581
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $541,931,075)                                                                       613,962,167
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.69%

US TREASURY BILLS - 0.69%
$   940,000  US TREASURY BILL^#                                                         5.08%       08/09/2007           931,658
     25,000  US TREASURY BILL^#                                                         4.72        11/08/2007            24,482
  3,390,000  US TREASURY BILL^#                                                         4.89        11/08/2007         3,319,789

                                                                                                                       4,275,929
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,273,702)                                                                         4,275,929
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $546,204,777)*                              99.71%                                                          $  618,238,096

OTHER ASSETS AND LIABILITIES, NET                  0.29                                                                1,782,100
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $  620,020,196
                                                 ======                                                           ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $544,794,680 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $73,456,269
      GROSS UNREALIZED DEPRECIATION                           (12,853)
                                                          -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $73,443,416

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                          PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 98.08%

STOCK FUNDS - 38.04%
    160,537  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    8,691,453
    403,431  ING INTERNATIONAL VALUE FUND                                                                              9,250,672
    289,771  JOHN HANCOCK CLASSIC VALUE FUND                                                                           8,698,915
    299,151  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    7,709,117
    442,150  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      17,389,754
    142,416  THORNBURG INTERNATIONAL VALUE FUND                                                                        4,678,361

                                                                                                                      56,418,272
                                                                                                                  --------------
AFFILIATED STOCK FUNDS - 40.49%
    776,151  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                8,723,941
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             17,341,563
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      9,334,032
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      8,738,581
    540,194  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               8,129,924
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       7,777,600

                                                                                                                      60,045,641
                                                                                                                  --------------
BOND FUNDS - 5.88%
    697,050  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       4,363,535
    435,001  PIMCO HIGH YIELD FUND                                                                                     4,358,709

                                                                                                                       8,722,244
                                                                                                                  --------------
AFFILIATED BOND FUNDS - 13.67%
    992,809  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         10,136,575
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        10,135,585

                                                                                                                      20,272,160
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $130,553,572)                                                                       145,458,317
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUNDS - 0.25%
    374,808  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   374,808
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.66%
$    10,000  US TREASURY BILL^#                                                         4.97%       08/09/2007             9,911
     25,000  US TREASURY BILL^#                                                         4.97        08/09/2007            24,778
     15,000  US TREASURY BILL^#                                                         4.99        08/09/2007            14,867
     35,000  US TREASURY BILL^#                                                         5.01        08/09/2007            34,689
     15,000  US TREASURY BILL^#                                                         5.05        08/09/2007            14,867
     10,000  US TREASURY BILL^#                                                         5.07        08/09/2007             9,911
    485,000  US TREASURY BILL^#                                                         5.08        08/09/2007           480,696
      5,000  US TREASURY BILL^#                                                         4.72        11/08/2007             4,896
    395,000  US TREASURY BILL^#                                                         4.82        11/08/2007           386,820

                                                                                                                         981,435
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,355,696)                                                                         1,356,243
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $131,909,268)*                              98.99%                                                          $  146,814,560

OTHER ASSETS AND LIABILITIES, NET                  1.01                                                                1,494,070
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $  148,308,630
                                                 ======                                                           ==============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $131,865,105 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $14,070,003
      GROSS UNREALIZED DEPRECIATION                           879,452
                                                          -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $14,949,455

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                          PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 99.69%

STOCK FUNDS - 48.72%
    285,491  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   15,456,492
    716,990  ING INTERNATIONAL VALUE FUND                                                                             16,440,580
    513,461  JOHN HANCOCK CLASSIC VALUE FUND                                                                          15,414,104
    562,319  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   14,490,948
    786,447  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      30,930,968
    252,675  THORNBURG INTERNATIONAL VALUE FUND                                                                        8,300,359

                                                                                                                     101,033,451
                                                                                                                  --------------

AFFILIATED STOCK FUNDS - 50.97%
  1,383,893  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               15,554,963
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             30,891,551
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     16,498,653
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     15,525,051
    918,130  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              13,817,856
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      13,428,121

                                                                                                                     105,716,195
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $170,211,302)                                                                       206,749,646
                                                                                                                  --------------

SHORT-TERM INVESTMENTS - 0.04%

MUTUAL FUNDS - 0.04%
     85,177  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                    85,177

TOTAL SHORT-TERM INVESTMENTS (COST $85,177)                                                                               85,177
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $170,296,479)*                              99.73%                                                          $  206,834,823

OTHER ASSETS AND LIABILITIES, NET                  0.27                                                                  566,166
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $  207,400,989
                                                 ======                                                           ==============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $170,032,590 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $36,882,103
      GROSS UNREALIZED DEPRECIATION                           (79,870)
                                                          -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $36,802,233

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES - 99.34%

STOCK FUNDS - 53.78%
    846,864  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   45,849,191
  4,442,235  ING INTERNATIONAL VALUE FUND                                                                            101,860,456
  1,530,678  JOHN HANCOCK CLASSIC VALUE FUND                                                                          45,950,962
    331,485  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    8,542,378
    581,848  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      22,884,098
  1,562,431  THORNBURG INTERNATIONAL VALUE FUND                                                                       51,325,869

                                                                                                                     276,412,954
                                                                                                                  --------------
AFFILIATED STOCK FUNDS - 45.56%
  1,023,574  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               11,504,971
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             91,389,530
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    102,209,700
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     11,514,312
    598,948  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               9,014,165
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       8,522,803

                                                                                                                     234,155,481
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $433,530,332)                                                                       510,568,435
                                                                                                                  --------------
SHORT-TERM INVESTMENTS - 0.15%

MUTUAL FUNDS - 0.15%
    781,659  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   781,659

TOTAL SHORT-TERM INVESTMENTS (COST $781,659)                                                                             781,659
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $434,311,991)*                              99.49%                                                          $  511,350,094

OTHER ASSETS AND LIABILITIES, NET                  0.51                                                                2,596,754
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $  513,946,848
                                                 ======                                                           ==============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $432,588,992 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $78,823,279
      GROSS UNREALIZED DEPRECIATION                           (62,177)
                                                          -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $78,761,102

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                              STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007
--------------------------------------------------------------------------------

                                                                   WEALTHBUILDER   WEALTHBUILDER    WEALTHBUILDER
                                                                    CONSERVATIVE        MODERATE           GROWTH
                                                                      ALLOCATION        BALANCED         BALANCED
                                                                       PORTFOLIO       PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $   13,891,991  $   43,232,820   $  260,916,509
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................       19,026,064      43,002,124      221,296,048
   INVESTMENTS IN AFFILIATES ..................................       36,712,241      58,792,995      136,025,539
                                                                  -----------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............       69,630,296     145,027,939      618,238,096
                                                                  -----------------------------------------------
   CASH .......................................................          100,000         100,000          711,189
   RECEIVABLE FOR FUND SHARES ISSUED ..........................          498,327       1,123,135        1,933,076
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0               0           88,811
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................          170,371         266,022          640,955
                                                                  -----------------------------------------------
TOTAL ASSETS ..................................................       70,398,994     146,517,096      621,612,127
                                                                  -----------------------------------------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....            2,250           8,750           59,250
   PAYABLE FOR FUND SHARES REDEEMED ...........................           94,684         219,997          738,566
   PAYABLE FOR INVESTMENTS PURCHASED ..........................          108,481         136,191                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......           68,277         144,704          633,643
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................           73,999          77,692          160,472
                                                                  -----------------------------------------------
TOTAL LIABILITIES .............................................          347,691         587,334        1,591,931
                                                                  -----------------------------------------------
TOTAL NET ASSETS ..............................................   $   70,051,303  $  145,929,762   $  620,020,196
                                                                  ===============================================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................   $   67,129,330  $  134,049,645   $  520,937,627
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................           25,199         451,410        1,529,920
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......          759,015       2,506,408       18,052,354
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ........................        1,853,781       7,811,232       72,033,319
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......          283,978       1,111,067        7,466,976
                                                                  -----------------------------------------------
TOTAL NET ASSETS ..............................................   $   70,051,303  $  145,929,762   $  620,020,196
                                                                  ===============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------
   MAXIMUM OFFERING PRICE PER SHARE(2) ........................   $        11.01  $        12.18   $        14.06
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............   $        10.84  $        12.00   $        13.85
   NET ASSETS .................................................   $   70,051,303  $  145,929,762   $  620,020,196
   SHARES OUTSTANDING .........................................        6,460,866      12,160,651       44,771,893
                                                                  -----------------------------------------------
INVESTMENTS AT COST ...........................................   $   67,776,515  $  137,216,707   $  546,204,777
                                                                  ===============================================

(1)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.50 OF NET ASSET VALUE. ON INVESTMENTS OF $250,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   WEALTHBUILDER                     WEALTHBUILDER
                                                                          GROWTH    WEALTHBUILDER         TACTICAL
                                                                      ALLOCATION           EQUITY           EQUITY
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $   66,121,951   $  101,033,451   $  276,412,954
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................       53,327,361       76,343,376      213,636,345
   INVESTMENTS IN AFFILIATES ..................................       27,365,248       29,457,996       21,300,795
                                                                  ------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............      146,814,560      206,834,823      511,350,094
                                                                  ------------------------------------------------
   CASH .......................................................          100,000          400,000          400,000
   RECEIVABLE FOR FUND SHARES ISSUED ..........................        2,151,846          938,479        4,008,850
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................           84,975              189            1,748
                                                                  ------------------------------------------------
TOTAL ASSETS ..................................................      149,151,381      208,173,491      515,760,692
                                                                  ------------------------------------------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....           13,500                0                0
   PAYABLE FOR FUND SHARES REDEEMED ...........................          230,092          421,975          401,398
   PAYABLE FOR INVESTMENTS PURCHASED ..........................          374,808           85,177          781,659
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          145,480          209,676          518,638
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................           78,871           55,674          112,149
                                                                  ------------------------------------------------
TOTAL LIABILITIES .............................................          842,751          772,502        1,813,844
                                                                  ------------------------------------------------
TOTAL NET ASSETS ..............................................   $  148,308,630   $  207,400,989   $  513,946,848
                                                                  ================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................   $  127,618,929   $  160,412,578   $  407,097,904
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................           25,527           18,602          111,935
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......        4,090,419       10,431,465       29,698,906
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ........................       14,905,292       36,538,344       77,038,103
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......        1,668,463                0                0
                                                                  ------------------------------------------------
TOTAL NET ASSETS ..............................................   $  148,308,630   $  207,400,989   $  513,946,848
                                                                  ================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------
   MAXIMUM OFFERING PRICE PER SHARE(2) ........................   $        14.20   $        15.34   $        19.01
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ...............   $        13.99   $        15.11   $        18.72
   NET ASSETS .................................................   $  148,308,630   $  207,400,989   $  513,946,848
   SHARES OUTSTANDING .........................................       10,598,181       13,723,394       27,448,361
                                                                  ------------------------------------------------
INVESTMENTS AT COST ...........................................   $  131,909,268   $  170,296,479   $  434,311,991
                                                                  ================================================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                       STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007
--------------------------------------------------------------------------------

                                                                               WEALTHBUILDER    WEALTHBUILDER    WEALTHBUILDER
                                                                                CONSERVATIVE         MODERATE           GROWTH
                                                                                  ALLOCATION         BALANCED         BALANCED
                                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ............................................................   $     418,287    $     874,595    $   4,966,969
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................          69,724          292,513        2,295,372
   INTEREST ................................................................           7,632           29,542          212,511
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............         591,346          820,709        3,313,042
   INCOME FROM AFFILIATED SECURITIES .......................................       1,304,281        1,780,807        4,386,165
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................         (79,424)        (193,510)      (1,332,592)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................           4,643           11,365           78,601
                                                                               -----------------------------------------------
TOTAL INVESTMENT INCOME ....................................................       2,316,489        3,616,021       13,920,068
                                                                               -----------------------------------------------
EXPENSES
   ADVISORY FEES ...........................................................         111,046          206,873        1,036,985
   ADMINISTRATION FEES .....................................................         183,227          341,340        1,711,025
   SHAREHOLDER SERVICING FEES (NOTE 3) .....................................         110,431          217,437        1,106,830
   ACCOUNTING FEES .........................................................          22,608           24,860           24,369
   DISTRIBUTION FEES (NOTE 3) ..............................................         416,424          775,774        3,888,692
   PROFESSIONAL FEES .......................................................          15,416           16,148           18,961
   REGISTRATION FEES .......................................................          18,646           18,118           22,443
   SHAREHOLDER REPORTS .....................................................             844            3,319           87,962
   TRUSTEES' FEES ..........................................................           8,955            8,955            8,955
   OTHER FEES AND EXPENSES .................................................           1,418            2,044           14,331
                                                                               -----------------------------------------------
TOTAL EXPENSES .............................................................         889,015        1,614,868        7,920,553
                                                                               -----------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (55,453)         (63,292)        (142,620)
   NET EXPENSES ............................................................         833,562        1,551,576        7,777,933
                                                                               -----------------------------------------------
NET INVESTMENT INCOME (LOSS) ...............................................       1,482,927        2,064,445        6,142,135
                                                                               -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   NON-AFFILIATED UNDERLYING FUNDS .........................................         408,299          730,788        7,272,369
   AFFILATED UNDERLYING FUNDS ..............................................          70,565          264,632          192,647
   FUTURES TRANSACTIONS ....................................................         116,491          412,358        2,605,864
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................         394,604        1,207,216       12,344,430
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................             540              823            2,868
                                                                               -----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................         990,499        2,615,817       22,418,178
                                                                               -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   NON-AFFILIATED UNDERLYING FUNDS .........................................       1,074,308        4,131,407       29,358,329
   AFFILIATED UNDERLYING FUNDS .............................................         280,578          916,709        8,451,156
   FUTURES TRANSACTIONS ....................................................         301,421        1,174,192        8,109,198
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................         597,142        2,266,930       13,036,173
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................           1,080            2,240              192
                                                                               -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........       2,254,529        8,491,478       58,955,048
                                                                               -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................       3,245,028       11,107,295       81,373,226
                                                                               -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............       4,727,955       13,171,740       87,515,361
                                                                               ===============================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .................................   $       2,606    $      10,176    $      76,121

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                               WEALTHBUILDER                     WEALTHBUILDER
                                                                                      GROWTH    WEALTHBUILDER         TACTICAL
                                                                                  ALLOCATION           EQUITY           EQUITY
                                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ............................................................   $     884,374    $   1,191,747    $   3,395,516
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................         548,433        1,155,729        3,434,649
   INTEREST ................................................................          40,645                3                0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............         374,169                0                0
   INCOME FROM AFFILIATED SECURITIES .......................................         589,595          575,367          326,730
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................        (286,417)        (569,449)      (1,479,935)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................          16,855           33,647           85,889
                                                                               -----------------------------------------------
TOTAL INVESTMENT INCOME ....................................................       2,167,654        2,387,044        5,762,849
                                                                               -----------------------------------------------
EXPENSES
   ADVISORY FEES ...........................................................         202,263          351,428          728,489
   ADMINISTRATION FEES .....................................................         333,734          579,856        1,202,006
   SHAREHOLDER SERVICING FEES (NOTE 3) .....................................         229,655          439,285          910,611
   ACCOUNTING FEES .........................................................          24,752            8,259           17,119
   DISTRIBUTION FEES (NOTE 3) ..............................................         758,486        1,317,855        2,731,833
   PROFESSIONAL FEES .......................................................          15,439           14,864           17,416
   REGISTRATION FEES .......................................................          18,855           18,595           14,675
   SHAREHOLDER REPORTS .....................................................           3,089           31,824           62,361
   TRUSTEES' FEES ..........................................................           8,955            8,955            8,955
   OTHER FEES AND EXPENSES .................................................           1,927            3,763            5,419
                                                                               -----------------------------------------------
TOTAL EXPENSES .............................................................       1,597,155        2,774,684        5,698,884
                                                                               -----------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (80,160)        (138,973)        (235,166)
   NET EXPENSES ............................................................       1,516,995        2,635,711        5,463,718
                                                                               -----------------------------------------------
NET INVESTMENT INCOME (LOSS) ...............................................         650,659         (248,667)         299,131
                                                                               -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   NON-AFFILIATED UNDERLYING FUNDS .........................................       1,357,149        3,245,584       14,251,166
   AFFILATED UNDERLYING FUNDS ..............................................         368,830          818,165          362,937
   FUTURES TRANSACTIONS ....................................................         522,337                0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................       1,759,597        6,198,991       14,336,802
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................             385                0                0
                                                                               -----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................       4,008,298       10,262,740       28,950,905
                                                                               -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   NON-AFFILIATED UNDERLYING FUNDS .........................................       7,080,030       13,772,861       29,293,443
   AFFILIATED UNDERLYING FUNDS .............................................       1,839,375        3,560,502        2,606,217
   FUTURES TRANSACTIONS ....................................................       1,786,262                0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................       4,678,417        6,913,306       20,250,446
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................           1,142             (225)              66
                                                                               -----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........      15,385,226       24,246,444       52,150,172
                                                                               -----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................      19,393,524       34,509,184       81,101,077
                                                                               -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............      20,044,183       34,260,517       81,400,208
                                                                               ===============================================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .................................   $      20,211    $      39,838    $     216,588

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     WEALTHBUILDER CONSERVATIVE
                                                                                        ALLOCATION PORTFOLIO
                                                                                    ----------------------------
                                                                                         FOR THE         FOR THE
                                                                                      YEAR ENDED      YEAR ENDED
                                                                                    MAY 31, 2007    MAY 31, 2006
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................................   $ 40,290,383    $ 15,162,406

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................................      1,482,927         695,631
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................................        990,499         216,028
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........      2,254,529        (211,664)
                                                                                    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................      4,727,955         699,995
                                                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ........................................................     (1,497,824)       (665,746)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ....................................       (346,177)        (39,083)
                                                                                    ----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................................     (1,844,001)       (704,829)
                                                                                    ----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ....................................................     42,565,130      40,859,498
   REINVESTMENT OF DISTRIBUTIONS ................................................      1,644,153         564,467
   COST OF SHARES REDEEMED ......................................................    (17,332,317)    (16,291,154)
                                                                                    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS..     26,876,966      25,132,811
                                                                                    ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................................     29,760,920      25,127,977
                                                                                    ----------------------------
ENDING NET ASSETS ...............................................................   $ 70,051,303    $ 40,290,383
                                                                                    ============================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..................................................................      4,042,343       3,946,058
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...............................        155,130          54,592
   SHARES REDEEMED ..............................................................     (1,644,177)     (1,578,749)
                                                                                    ----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .................................................................      2,553,296       2,421,901
                                                                                    ----------------------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS) ..   $     25,199    $     39,022
                                                                                    ============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                           WEALTHBUILDER MODERATE         WEALTHBUILDER GROWTH
                                                                              BALANCED PORTFOLIO           BALANCED PORTFOLIO
                                                                        ---------------------------   -----------------------------
                                                                             FOR THE        FOR THE         FOR THE         FOR THE
                                                                          YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                        MAY 31, 2007   MAY 31, 2006    MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $ 69,825,821   $ 19,919,043   $ 449,305,685   $ 355,582,336

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................     2,064,445        678,213       6,142,135       4,553,330
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................     2,615,817      1,184,181      22,418,178      29,453,551
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ....................................................     8,491,478        187,260      58,955,048       5,475,351
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......    13,171,740      2,049,654      87,515,361      39,482,232
                                                                        -----------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .............................................    (1,820,749)      (516,684)     (5,240,356)     (4,338,226)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .........................    (1,028,588)       (96,167)    (23,813,924)    (13,901,856)
                                                                        -----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................    (2,849,337)      (612,851)    (29,054,280)    (18,240,082)
                                                                        -----------------------------------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................................    79,215,414     53,858,592     176,201,304     128,758,727
   REINVESTMENT OF DISTRIBUTIONS .....................................     2,743,647        587,485      28,272,013      17,798,831
   COST OF SHARES REDEEMED ...........................................   (16,177,523)    (5,976,102)    (92,219,887)    (74,076,359)
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................    65,781,538     48,469,975     112,253,430      72,481,199
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................    76,103,941     49,906,778     170,714,511      93,723,349
                                                                        -----------------------------------------------------------
ENDING NET ASSETS ....................................................  $145,929,762   $ 69,825,821   $ 620,020,196   $ 449,305,685
                                                                        ===========================================================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................................     6,971,358      4,957,490      13,634,994      10,355,109
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................       241,410         54,290       2,196,734       1,468,551
   SHARES REDEEMED ...................................................    (1,426,133)      (549,001)     (7,146,457)     (5,983,947)
                                                                        -----------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................................     5,786,635      4,462,779       8,685,271       5,839,713
                                                                        -----------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME (LOSS) .....................................................  $    451,410   $    208,695   $   1,529,920   $     632,931
                                                                        ===========================================================

                                                                                     WEALTHBUILDER GROWTH
                                                                                     ALLOCATION PORTFOLIO
                                                                                 -----------------------------
                                                                                       FOR THE         FOR THE
                                                                                    YEAR ENDED      YEAR ENDED
                                                                                  MAY 31, 2007    May 31, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................  $  68,042,382   $  15,254,792

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................        650,659          27,865
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................      4,008,298       1,913,246
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........     15,385,226         814,164
                                                                                 -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............     20,044,183       2,755,275
                                                                                 -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................................       (576,606)        (88,777)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................................     (1,425,631)       (195,888)
                                                                                 -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................     (2,002,237)       (284,665)
                                                                                 -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................................     80,840,329      55,190,367
   REINVESTMENT OF DISTRIBUTIONS ..............................................      1,977,097         281,864
   COST OF SHARES REDEEMED ....................................................    (20,593,124)     (5,155,251)
                                                                                 -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................     62,224,302      50,316,980
                                                                                 -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................     80,266,248      52,787,590
                                                                                 -----------------------------
ENDING NET ASSETS .............................................................  $ 148,308,630   $  68,042,382
                                                                                 =============================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................................      6,382,073       4,689,093
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............................        153,499          24,172
   SHARES REDEEMED ............................................................     (1,638,890)       (437,242)
                                                                                 -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................      4,896,682       4,276,023
                                                                                 -----------------------------
ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME (LOSS) ..............................................................  $      25,527   $     (41,429)
                                                                                 =============================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           WEALTHBUILDER
                                                                                                          EQUITY PORTFOLIO
                                                                                                   ------------------------------
                                                                                                         FOR THE          FOR THE
                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                    MAY 31, 2007     MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................................   $ 154,908,527    $ 118,580,770
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................................        (248,667)        (452,485)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................      10,262,740       12,890,526
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................      24,246,444        3,602,026
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................      34,260,517       16,040,067
                                                                                                   ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .......................................................................               0                0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ...................................................      (6,509,857)               0
                                                                                                   ------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........................................................      (6,509,857)               0
                                                                                                   ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...................................................................      51,856,217       47,994,713
   REINVESTMENT OF DISTRIBUTIONS ...............................................................       6,299,196                0
   COST OF SHARES REDEEMED .....................................................................     (33,413,611)     (27,707,023)
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............      24,741,802       20,287,690
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS .......................................................      52,492,462       36,327,757
                                                                                                   ------------------------------
   ENDING NET ASSETS ...........................................................................   $ 207,400,989    $ 154,908,527
                                                                                                   ==============================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .................................................................................       3,793,794        3,763,691
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..............................................         454,487                0
   SHARES REDEEMED .............................................................................      (2,441,062)      (2,213,744)
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....       1,807,219        1,549,947
                                                                                                   ------------------------------
   ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME .....................   $      18,602    $    (120,461)
                                                                                                   ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                             WEALTHBUILDER
                                                                                                      TACTICAL EQUITY PORTFOLIO
                                                                                                   ------------------------------
                                                                                                         FOR THE          FOR THE
                                                                                                      YEAR ENDED       YEAR ENDED
                                                                                                    MAY 31, 2007     MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................................................  $ 269,224,928    $ 165,324,913
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................................................        299,131         (631,425)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................................................     28,950,905       20,806,408
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..........................     52,150,172       13,568,088
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................     81,400,208       33,743,071
                                                                                                   ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ........................................................................        (40,795)               0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ....................................................     (6,924,448)               0
                                                                                                   ------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................     (6,965,243)               0
                                                                                                   ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ....................................................................    217,400,532      106,736,210
   REINVESTMENT OF DISTRIBUTIONS ................................................................      6,797,786            3,527
   COST OF SHARES REDEEMED ......................................................................    (53,911,363)     (36,582,793)
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............    170,286,955       70,156,944
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................................................    244,721,920      103,900,015
                                                                                                   ------------------------------
   ENDING NET ASSETS ............................................................................  $ 513,946,848    $ 269,224,928
                                                                                                   ==============================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..................................................................................     12,869,202        7,180,563
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ...............................................        397,764              247
   SHARES REDEEMED ..............................................................................     (3,209,155)      (2,501,059)
                                                                                                   ------------------------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......     10,057,811        4,679,751
                                                                                                   ------------------------------
   ENDING BALANCE OF UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME ......................  $     111,935    $    (534,875)
                                                                                                   ==============================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                          DISTRIBU-
                                                                                         NET   DISTRIBU-     DISTRIBU-    TIONS IN
                                                       BEGINNING         NET    REALIZED AND       TIONS         TIONS      EXCESS
                                                       NET ASSET  INVESTMENT      UNREALIZED    FROM NET      FROM NET      OF NET
                                                       VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT      REALIZED  INVESTMENT
                                                           SHARE      (LOSS)     INVESTMENTS      INCOME         GAINS      INCOME
----------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 10.31        0.27            0.60       (0.28)        (0.06)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 10.21        0.21            0.11       (0.21)        (0.01)      0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ..............     $ 10.00        0.07            0.20       (0.06)         0.00       0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 10.95        0.21            1.15       (0.20)        (0.11)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 10.42        0.14            0.54       (0.13)        (0.02)      0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ..............     $ 10.00        0.04            0.40       (0.02)         0.00       0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 12.45        0.14            1.99       (0.13)        (0.60)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 11.76        0.15            1.12       (0.14)        (0.44)      0.00
JUNE 1, 2004 TO MAY 31, 2005 .......................     $ 11.15        0.10            0.61       (0.10)         0.00       0.00
JUNE 1, 2003 TO MAY 31, 2004 .......................     $  9.68        0.08            1.52       (0.13)         0.00       0.00
JUNE 1, 2002 TO MAY 31, 2003 .......................     $ 10.63        0.08           (0.95)      (0.08)         0.00       0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 11.93        0.08            2.23       (0.07)        (0.18)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 10.70        0.02            1.30       (0.03)        (0.06)      0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ..............     $ 10.00        0.00            0.73       (0.03)         0.00       0.00

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 13.00       (0.02)           2.64        0.00         (0.51)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 11.44       (0.04)           1.60        0.00          0.00       0.00
JUNE 1, 2004 TO MAY 31, 2005 .......................     $ 10.56       (0.06)           0.94        0.00          0.00       0.00
JUNE 1, 2003 TO MAY 31, 2004 .......................     $  8.79       (0.06)           1.83        0.00          0.00       0.00
JUNE 1, 2002 TO MAY 31, 2003 .......................     $ 10.12       (0.08)          (1.25)       0.00          0.00       0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .......................     $ 15.48        0.02            3.54        0.00(9)      (0.32)      0.00
JUNE 1, 2005 TO MAY 31, 2006 .......................     $ 13.01       (0.04)           2.51        0.00          0.00       0.00
JUNE 1, 2004 TO MAY 31, 2005 .......................     $ 11.84       (0.03)           1.32        0.00          0.00      (0.12)
JUNE 1, 2003 TO MAY 31, 2004 .......................     $  9.42       (0.04)           2.46        0.00          0.00       0.00
JUNE 1, 2002 TO MAY 31, 2003 .......................     $ 11.14       (0.08)          (1.64)       0.00          0.00       0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET  ---------------------------------------------------
                                                                VALUE PER  NET INVESTMENT        GROSS   EXPENSES          NET
                                                                    SHARE   INCOME (LOSS)  EXPENSES(2)  WAIVED(2)  EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $10.84           2.67%        1.60%    (0.10)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $10.31           2.30%        1.62%    (0.12)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.21           1.64%        2.79%    (1.29)%        1.50%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $12.00           2.00%        1.56%    (0.06)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $10.95           1.60%        1.60%    (0.10)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.42           0.85%        2.48%    (0.98)%        1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $13.85           1.18%        1.53%    (0.03)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $12.45           1.13%        1.53%    (0.03)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $11.76           0.90%        1.45%    (0.04)%        1.41%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $11.15           0.75%        1.21%     0.00%         1.21%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 9.68           0.93%        1.14%     0.00%         1.14%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $13.99           0.64%        1.58%    (0.08)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $11.93           0.08%        1.63%    (0.13)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.70          (0.80)%       2.91%    (1.41)%        1.50%

WEALTHBUILDER EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $15.11          (0.14)%       1.58%    (0.08)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $13.00          (0.34)%       1.59%    (0.09)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $11.44          (0.64)%       1.48%    (0.06)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $10.56          (0.74)%       1.24%    (0.01)%        1.23%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 8.79          (0.90)%       1.29%    (0.04)%        1.25%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................     $18.72           0.08%        1.56%    (0.06)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 .................................     $15.48          (0.30)%       1.55%    (0.05)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $13.01          (0.50)%       1.47%    (0.05)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $11.84          (0.42)%       1.23%    (0.01)%        1.22%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 9.42          (0.82)%       1.26%    (0.01)%        1.25%

                                                                               PORTFOLIO       NET ASSETS AT
                                                                    TOTAL       TURNOVER       END OF PERIOD
                                                                RETURN(3)           RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................       8.58%          190%(8)         $ 70,051
JUNE 1, 2005 TO MAY 31, 2006 .................................       3.29%          163%(7)         $ 40,290
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................       2.71%            9%(6)         $ 15,162

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................      12.66%          149%(8)         $145,930
JUNE 1, 2005 TO MAY 31, 2006 .................................       6.62%          152%(7)         $ 69,826
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................       4.41%           16%(6)         $ 19,919

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................      17.58%          143%(8)         $620,020
JUNE 1, 2005 TO MAY 31, 2006 .................................      10.88%          139%(7)         $449,306
JUNE 1, 2004 TO MAY 31, 2005 .................................       6.37%           98%            $355,582
JUNE 1, 2003 TO MAY 31, 2004 .................................      16.52%(4)        96%            $260,922
JUNE 1, 2002 TO MAY 31, 2003 .................................      (8.10)%          48%            $162,229

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................      19.51%           95%(8)         $148,309
JUNE 1, 2005 TO MAY 31, 2006 .................................      12.27%          108%(7)         $ 68,042
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................       7.25%           28%(6)         $ 15,255

WEALTHBUILDER EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................      20.54%           43%(8)         $207,401
JUNE 1, 2005 TO MAY 31, 2006 .................................      13.64%           70%            $154,909
JUNE 1, 2004 TO MAY 31, 2005 .................................       8.33%           92%            $118,581
JUNE 1, 2003 TO MAY 31, 2004 .................................      20.14%          101%            $ 87,885
JUNE 1, 2002 TO MAY 31, 2003 .................................     (13.14)%          30%            $ 46,370

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 .................................      23.20%           50%(8)         $513,947
JUNE 1, 2005 TO MAY 31, 2006 .................................      18.99%           76%            $269,225
JUNE 1, 2004 TO MAY 31, 2005 .................................      10.89%          110%            $165,325
JUNE 1, 2003 TO MAY 31, 2004 .................................      25.69%          121%            $105,829
JUNE 1, 2002 TO MAY 31, 2003 .................................     (15.44)%           7%            $ 72,450

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4) Total return would have been 16.26%, had the payments from the Advisor not been included.

(5)   Commencement of operations.

(6) Portfolio Turnover rates presented for periods of less than one year are not annualized.

(7) Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 133%; for WealthBuilder Moderate Balanced Portfolio is 105%; for WealthBuilder Growth Balanced Portfolio is 105%; for WealthBuilder Growth Allocation Portfolio is 89%.

(8) Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 120%; for WealthBuilder Moderate Balanced Portfolio is 96%; for WealthBuilder Growth Balanced Portfolio is 99%; for WealthBuilder Growth Allocation Portfolio is 71%.

(9)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at May 31, 2007, was comprised of 109 separate series. These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Equity Portfolio (formerly named WealthBuilder Growth & Income Portfolio), and WealthBuilder Tactical Equity Portfolio (formerly named WealthBuilder Growth Portfolio) (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the applicable Performance Highlights for those underlying Funds. Such underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Capital gain distributions from underlying funds are treated as realized gains.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At May 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                                       Undistributed Net   Undistributed Net
   Portfolio                                           Investment Income  Realized Gain/Loss  Paid-in Capital
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO         $   1,074          $  (1,287)         $    213
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                    (981)             1,261              (280)
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                    (4,790)             4,894              (104)
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                  (7,097)             7,785              (688)
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO                            387,730           (390,655)            2,925
-------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                   388,474           (382,874)           (5,600)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2007.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2007, the following Funds held futures contracts:

                                                                                            Net Unrealized
                                                                                Notional     Appreciation
   Portfolio                           Contracts    Type     Expiration Date     Amount     (Depreciation)
-----------------------------------------------------------------------------------------------------------
   WEALTHBUILDER
   CONSERVATIVE ALLOCATION PORTFOLIO      9 Long    S&P 500      June 2007    $  3,169,400    $   279,625
                                        31 Short  US T-Bond   September 2007     3,387,228          4,353
-----------------------------------------------------------------------------------------------------------
   WEALTHBUILDER
   MODERATE BALANCED PORTFOLIO           35 Long    S&P 500      June 2007      12,319,922      1,092,953
                                       128 Short  US T-Bond   September 2007    13,986,114         18,114
-----------------------------------------------------------------------------------------------------------
   WEALTHBUILDER
   GROWTH BALANCED PORTFOLIO            237 Long    S&P 500      June 2007      83,476,842      7,347,483
                                       897 Short  US T-Bond   September 2007    92,548,368        119,493
-----------------------------------------------------------------------------------------------------------
   WEALTHBUILDER
   GROWTH ALLOCATION PORTFOLIO           54 Long    S&P 500      June 2007      19,053,442      1,640,708
                                       197 Short  US T-Bond   September 2007    21,525,380         27,755

NOTES TO FINANCIAL STATEMENTS     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory Fee                     Subadvisory Fee*
                                   Average Daily      (% of Average                     (% of Average
                                     Net Assets     Daily Net Assets)   Subadviser    Daily Net Assets)
--------------------------------------------------------------------------------------------------------
   ALL WEALTHBUILDER PORTFOLIOS   First $1 billion        0.200        Wells Capital        0.150
                                   Next $4 billion        0.175         Management
                                   Over $5 billion        0.150        Incorporated
--------------------------------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser listed below was entitled to be paid a monthly fee at the following rate:

                                                                                       Subadvisory Fee
                                                                                       (% of Average
                                                                        Subadviser    Daily Net Assets)
--------------------------------------------------------------------------------------------------------
   ALL WEALTHBUILDER PORTFOLIOS                                        Wells Capital        0.200
                                                                        Management
                                                                       Incorporated
--------------------------------------------------------------------------------------------------------

      Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                       Average Daily                    % of Average
                                                        Net Assets                    Daily Net Assets
--------------------------------------------------------------------------------------------------------
   ALL WEALTHBUILDER PORTFOLIOS                      First $5 billion                       0.33
                                                      Next $5 billion                       0.32
                                                    Over  $10 billion                       0.31
--------------------------------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

      For the year ended May 31, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual-asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged up to an annual fee of 0.25% of the average daily net assets of the Fund. For the year ended May 31, 2007, shareholder servicing fees paid by the Funds are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended May 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period were as follows:

                                                                          Net Operating
                                                                          Expense Ratio
-----------------------------------------------------------------------------------------
   ALL WEALTHBUILDER PORTFOLIOS                                               1.50%*
-----------------------------------------------------------------------------------------

* This ratio does not include the expenses of the Underlying Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2007, were as follows:

   Portfolio                                           Purchases at Cost  Sales Proceeds
-----------------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**     $ 126,876,945     $ 104,237,154
-----------------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO**             205,771,922       153,312,575
-----------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO**               789,143,846       699,715,940
-----------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**             139,339,880        95,260,485
-----------------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO**                         91,708,739        75,434,322
-----------------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**               307,729,406       182,928,978

** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

      Purchases and sales of the affiliated and non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended May 31, 2007, there were no borrowings by WealthBuilder Portfolios under the agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended May 31, 2007, and May 31, 2006, was as follows:

                                         Ordinary Income        Long-term Capital Gain               Total
                                     -----------------------  --------------------------  ---------------------------
   Portfolio                            2007         2006         2007          2006         2007         2006
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE
   ALLOCATION PORTFOLIO              $ 1,542,308  $  695,765  $    301,693  $      9,064  $ 1,844,001  $     704,829
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED
   PORTFOLIO                           2,074,519     585,309       774,818        27,542    2,849,337        612,851
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED
   PORTFOLIO                           9,149,809   7,973,455    19,904,471    10,266,627   29,054,280     18,240,082
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION
   PORTFOLIO                             984,788     227,950     1,017,449        56,715    2,002,237        284,665
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO              0           0     6,509,857             0    6,509,857              0
---------------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY
   PORTFOLIO                              40,795           0     6,924,448             0    6,965,243              0

      As of May 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

NOTES TO FINANCIAL STATEMENTS     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                               Undistributed  Undistributed     Unrealized
                                                 Ordinary       Long-Term      Appreciation
   Portfolio                                      Income          Gain        (Depreciation)       Total
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION
   PORTFOLIO                                    $    458,821   $    732,177    $  1,730,975    $   2,921,973
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO       1,635,569      2,481,272       7,763,276       11,880,117
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO        10,754,835     14,884,318      73,443,416       99,082,569
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO       1,413,598      4,326,648      14,949,455       20,689,701
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO                  1,431,076      8,755,102      36,802,233       46,988,411
------------------------------------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO         4,467,313     23,620,529      78,761,102      106,848,944

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of May 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. MISCELLANEOUS
--------------------------------------------------------------------------------

      During the fiscal year ended May 31, 2005, the WealthBuilder Growth Balanced Portfolio, the WealthBuilder Equity Portfolio and the WealthBuilder Tactical Equity Portfolio exchanged their portfolio investments in Class A shares of proprietary and non-proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

   Portfolio                                                       Realized Gain
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                          $ 6,867,830
--------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO                                     1,508,883
--------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                            5,722,614
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of May 31, 2007, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares).

      As of May 31, 2007, the deferred gain for income tax purposes was as follows:

   Portfolio                                                       Deferred Gain
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                          $ 1,670,842
--------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO                                       468,558
--------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                            1,427,596
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wealthbuilder Conservative Allocation Portfolio, Wealthbuilder Equity Portfolio, Wealthbuilder Growth Allocation Portfolio, Wealthbuilder Growth Balanced Portfolio, Wealthbuilder Moderate Balanced Portfolio and the Wealthbuilder Tactical Equity Portfolio, six of the portfolios constituting the Wells Fargo Funds Trust (collectively the "Funds"), as of May 31, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2007, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                /s/ KPMG LLP

Philadelphia, Pennsylvania
July 25, 2007

OTHER INFORMATION (UNAUDITED)     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Portfolio(s) designate the amounts listed below as a long-term capital gain distribution for the year ended May 31, 2007:

                                                                   Capital Gain
   Portfolio                                                         Dividend
--------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO                 $    301,693
--------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                            774,818
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                           19,904,471
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                          1,017,449
--------------------------------------------------------------------------------
   WEALTHBUILDER EQUITY PORTFOLIO                                     6,509,857
--------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                            6,924,448

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Portfolio(s) listed below designates a percentage of its ordinary income dividends distributed during the year ended May 31, 2007 as qualifying for the corporate dividends-received deduction:

                                                              Dividend-Received
                                                               Deduction (% of
                                                               ordinary income
   Portfolio                                                      dividends)
--------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO                         2.25
--------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                               5.62
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                                 8.61
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                              17.90
--------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                                99.80
--------------------------------------------------------------------------------

      Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Portfolio(s) listed below designate the following amounts of their income dividends paid during the year ended May 31, 2007 as qualified dividend income
(QDI):

                                                             Qualified Dividend
   Portfolio                                                       Income
--------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO                 $     49,807
--------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                            165,058
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                            1,071,109
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                            250,501
--------------------------------------------------------------------------------
   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                               40,753
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Code, the Portfolio(s) listed below designate the following amounts as interest-related dividends:

                                                               Interest-Related
   Portfolio                                                      Dividends
--------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO                 $    363,642
--------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                            472,961
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                            1,338,745
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                            113,130

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(2)(C) of the Code, the Portfolio(s) listed below designate the following amounts as short-term capital gains dividends:

                                                              Short-term Capital
   Portfolio                                                    Gains Dividends
--------------------------------------------------------------------------------
   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO               $     44,484
--------------------------------------------------------------------------------
   WEALTHBUILDER MODERATE BALANCED PORTFOLIO                          253,770
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH BALANCED PORTFOLIO                          3,931,852
--------------------------------------------------------------------------------
   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                          408,182

OTHER INFORMATION (UNAUDITED)     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                      POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE **     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee, since 1987      Retired. Prior thereto, the         None
64                                             Thomas Goho Chair of Finance
                                               of Wake Forest University,
                                               Calloway School of Business
                                               and Accountancy, since January
                                               2006, and Associate Professor
                                               of Finance from 1999 to 2005.
------------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee, since 1998      Chairman, CEO and Co-               None
64                    (Chairman since 2005)    Founder of Crystal Geyser
                      (Lead Trustee since      Water Company and President
                      2001)                    of Crystal Geyser Roxane Water
                                               Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach      Trustee, since 1987      Retired. Prior thereto, President   None
73                                             of Richard M. Leach Associates
                                               (a financial consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell    Trustee, since 2006      Professor of Insurance and Risk     None
54                                             Management, Wharton School,
                                               University of Pennsylvania.
                                               Director of the Boettner
                                               Center on Pensions and Retirement
                                               Research. Research Associate
                                               and Board Member, Penn Aging
                                               Research Center. Research
                                               Associate, National Bureau of
                                               Economic Research.
------------------------------------------------------------------------------------------------------
Timothy J. Penny      Trustee, since 1996      Senior Counselor to the public      None
55                                             relations firm of Himle-Horner
                                               and Senior Fellow at the
                                               Humphrey Institute,
                                               Minneapolis, Minnesota (a
                                               public policy organization).
------------------------------------------------------------------------------------------------------
Donald C. Willeke     Trustee, since 1996      Principal of the law firm of        None
66                                             Willeke & Daniels.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE **      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987       Private Investor/Real Estate       None
62                                                 Developer. Prior thereto,
                                                   Chairman of Whitepoint
                                                   Capital, LLC until 2004.
---------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------
                         POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003     Executive Vice President of        None
48                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC since
                                                   2003. Senior Vice President
                                                   and Chief Administrative
                                                   Officer of Wells Fargo Funds
                                                   Management, LLC from 2001 to
                                                   2003.
---------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;    Senior Vice President and          None
46                       Chief Legal Counsel       Secretary of Wells Fargo Funds
                         since 2003                Management, LLC since 2001.
                                                   Vice President and Managing
                                                   Senior Counsel of Wells Fargo
                                                   Bank, N.A. since 1996.
---------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,    Treasurer, since 2007     Vice President and Manager of      None
47                                                 Fund Accounting, Reporting
                                                   and Tax for Wells Fargo Funds
                                                   Management, LLC since 2007.
                                                   From 2002 to 2004, Controller
                                                   for Sungard Transaction
                                                   Networks. Chief Operating
                                                   Officer for UMB Fund Services,
                                                   Inc. from 2004 to 2005.
                                                   Director of Fund
                                                   Administration and SEC
                                                   Reporting for TIAA-CREF from
                                                   2005 to 2007.
---------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance          Chief Compliance Officer           None
45                       Officer, since 2004       of Wells Fargo Funds
                                                   Management, LLC since 2004.
                                                   Chief Compliance Officer for
                                                   Wells Fargo Funds
                                                   Management, LLC from 1997 to
                                                   2002. In 2002, Ms. Peters
                                                   left Wells Fargo Funds
                                                   Management, LLC to pursue
                                                   personal goals.
---------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of May 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

OTHER INFORMATION (UNAUDITED)     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO AND WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio and WealthBuilder Tactical Equity Portfolio (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except the WealthBuilder Moderate Balanced Portfolio and WealthBuilder Equity Portfolio, was better than, or not appreciably below, the median performance of its Peer Group for all time periods. The Board noted that the performance of the WealthBuilder Moderate Balanced Portfolio and WealthBuilder Equity Portfolio was lower than the

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

performance of each Fund's respective Peer Group for all time periods. The Board received an analysis of, and discussed factors contributing to, the underperformance of the WealthBuilder Moderate Balanced Portfolio and WealthBuilder Equity Portfolio. The Board requested continued reports on the performance of the WealthBuilder Moderate Balanced Portfolio and WealthBuilder Equity Portfolio.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio for each Fund were not appreciably higher than its respective Peer Group's median net operating expense ratio.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were not appreciably higher than the median rates of each Fund's respective Peer Group and noted that the Funds are among the few fund-of funds utilizing non-proprietary funds. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------
      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates

OTHER INFORMATION (UNAUDITED)     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

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       ---------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       ---------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    104964 07-07
                                                                AWBP/AR102 05-07

                                                              ----------------
                                                      [LOGO]  WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Annual Report

MAY 31, 2007

WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

- WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

- WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

- WELLS FARGO ADVANTAGE INCOME PLUS FUND

- WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

- WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

- WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

- WELLS FARGO ADVANTAGE STABLE INCOME FUND

- WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

- WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

- WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders .................................................       1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Diversified Bond Fund ...............................................       2
   High Yield Bond Fund ................................................       4
   Income Plus Fund ....................................................       6
   Inflation-Protected Bond Fund .......................................       8
   Intermediate Government Income Fund .................................      10
   Short Duration Government Bond Fund .................................      12
   Stable Income Fund ..................................................      14
   Strategic Income Fund ...............................................      16
   Total Return Bond Fund ..............................................      18
   Ultra-Short Duration Bond Fund ......................................      20
Fund Expenses (Unaudited) ..............................................      22
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Bond Fund ...............................................      26
   High Yield Bond Fund ................................................      27
   Income Plus Fund ....................................................      37
   Inflation-Protected Bond Fund .......................................      45
   Intermediate Government Income Fund .................................      46
   Short Duration Government Bond Fund .................................      51
   Stable Income Fund ..................................................      56
   Strategic Income Fund ...............................................      57
   Total Return Bond Fund ..............................................      66
   Ultra-Short Duration Bond Fund ......................................      67
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ................................      74
   Statements of Operations ............................................      76
   Statements of Changes in Net Assets .................................      78
   Financial Highlights ................................................      90
   Notes to Financial Highlights .......................................     100
Notes to Financial Statements ..........................................     101
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ................     111
--------------------------------------------------------------------------------
Other Information (Unaudited) ..........................................     112
--------------------------------------------------------------------------------
                                Master Portfolios
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ..................................     113
   Managed Fixed Income Portfolio ......................................     117
   Stable Income Portfolio .............................................     129
   Total Return Bond Portfolio .........................................     138
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ................................     151
   Statements of Operations ............................................     152
   Statements of Changes in Net Assets .................................     154
   Financial Highlights ................................................     156
   Notes to Financial Highlights .......................................     157
Notes to Financial Statements ..........................................     158
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ................     163
--------------------------------------------------------------------------------
Other Information (Unaudited) ..........................................     164
--------------------------------------------------------------------------------
List of Abbreviations ..................................................     169
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The views expressed are as of May 31, 2007, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

             ------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             ------------------------------------------------------

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

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE INCOME FUNDS annual report for the 12-month period that ended May 31, 2007. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC HIGHLIGHTS
--------------------------------------------------------------------------------

      On June 29, 2006, the Fed raised the federal funds rate for the 17th time by 0.25% to 5.25%. Since that time, Fed decisions at subsequent Federal Open Market Committee meetings have left the rate unchanged. Weakness in the U.S. economy, especially in the U.S. housing market and in the subprime mortgage sector, was likely a contributor to the Fed's decision to hold the federal funds rate at 5.25% and to the steady decline in real Gross Domestic Product (GDP) during the period. By the close of the second quarter of 2006, GDP had slowed down to 2.6% and continued to decline to 2.0% by the third quarter of 2006. It fell even further in the first quarter of 2007 to 0.6%. This was well below the 3.5% GDP average growth rate for the previous three years.

      As interest rates held steady in the United States, they rose in overseas markets, which contributed to a decline in the U.S. dollar. There has been some concern that the decline in the U.S. currency may cause some foreign investors to reduce purchases of dollar-denominated securities. So far, however, foreign demand for U.S. securities has remained strong. In the past, a weaker U.S. dollar has been beneficial for the stock market but challenging for the bond market, which was true for this 12-month period.

BONDS TELL TWO DIFFERENT STORIES DURING THE 12-MONTH PERIOD
--------------------------------------------------------------------------------

      During the first six months of the period, bond markets exhibited strong performance. During the third quarter of 2006, the Lehman Brothers U.S. Aggregate Index 1 posted its best quarterly return since the third quarter of 2002. The high-yield sector continued to outperform during the first half of the period. The yield curve inverted during the first six months and resulted in short-term bonds yielding more than long-term bonds. For example, the 10-year Treasury note yield declined from 5.12% as of May 31, 2006, to 4.46% on November 30, 2006, while the 2-year Treasury note yield declined from 5.04% to 4.62% during the same six-month period.

      The second half of the 12-month period told a different story as the bond markets fluctuated with some periods of strength amid general weakness. During this time, the bond markets rallied in late February 2007 as the equity markets suffered a significant correction. Corporate spreads widened moderately in March 2007. The high-yield sector continued to outperform during the second six-month period, producing returns closer to those of the equity indices than the investment-grade bond indices. The yield curve flattened during this second six months, with the 10-year Treasury note yield rising from 4.46% on November 30, 2006, to 4.90% on May 31, 2007. The 2-year Treasury note yield rose from 4.62% on November 30, 2006, to 4.92% on May 31, 2007.

      For the inclusive 12-month period, the 10-year Treasury note yield fell from 5.12% to 4.90% and the 2-year Treasury note yield fell from 5.04% to 4.92%. During the 12-month period, the Lehman Brothers U.S. Government/Credit Index 2 recorded a total return of 6.47%.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces support our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS(R)
--------------------------------------------------------------------------------

1 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (the Fund) seeks total return, consisting of current income and capital appreciation, by diversifying its investments among different fixed income investment styles.

INVESTMENT ADVISER                    SUBADVISERS FOR MASTER PORTFOLIOS
   Wells Fargo Funds Management, LLC    Galliard Capital Management Incorporated
                                        Wells Capital Management Incorporated

FUND MANAGERS                         FUND INCEPTION
   Thomas C. Biwer, CFA                  12/31/1982
   Christian L. Chan, CFA
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 6.09% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Index 4, which returned 6.66% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund invests in three distinct fixed-income components: the Managed Fixed Income Portfolio, the Total Return Bond Portfolio, and the
Inflation-Protected Bond Portfolio. This multistyle approach seeks to reduce volatility and generate more consistent returns.

      Both the Managed Fixed Income Portfolio and the Total Return Bond Portfolio performed slightly ahead of the benchmark, but the Inflation-Protected Bond Portfolio underperformed the benchmark as inflation worries dissipated during the reporting period.

      The U.S. economy showed signs of softening during much of the 12-month period. Real Gross Domestic Product growth had moderated to 2.6% in the second quarter of 2006, then weakened further to 2.0% in the third quarter, increased to 2.5% in the fourth, and ultimately fell to 0.6% in the first quarter of 2007. Slowing economic growth is generally regarded as good for bond prices because it is believed to reduce inflation pressures. During the period, most inflation measures eased modestly and bond yields in turn declined across the maturity spectrum. Bond prices move inversely to their yields.

      In response to signs of slower growth and abating inflation, the Fed decided at its August 2006 meeting to halt, at least temporarily, its string of interest rate hikes that it began in 2004, a move that also contributed to the rally in bond prices.

      As we approached the end of the period, however, bond yields rose dramatically in response to a pickup in leading economic indicators, strength in overseas economies, and an interest rate hike by the European Central Bank. Despite this backup in bond yields, bonds generally showed modest price gains for the period.

      Also contributing to bond market strength was the unprecedented demand for U.S. dollar debt on the part of foreign investors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No changes were made to the Fund's holdings during the period. Since November 2005, the Fund has been allocated 70% to the Managed Fixed Income Portfolio, 20% to the Total Return Bond Portfolio, and 10% to the
Inflation-Protected Bond Portfolio.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The recent sell-off in bonds has driven up their yields suggesting to some observers that the 25-year trend of falling bond yields (and rising prices) may have ended. Persistent weakness in the U.S. dollar can also negatively affect bonds, and the reliance on demand from foreign investors may become cause for concern.

      We believe that there is now significantly better value in the bond market at these yield levels. Moreover, the disinflationary forces of global competition and free trade, combined with a glut of liquidity and demand from corporate pension funds, should contribute to keeping inflation under control and help keep bond yields from moving dramatically higher and thus provide support for bond prices.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the Administrator Class was named the Institutional Class. The Fund is a gateway blended Fund that invests substantially all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                         Gross      Net
                                                                                       Expenses   Expenses
                                               6-Months*   1-Year   5-Year   10-Year    Ratio 2    Ratio 3
----------------------------------------------------------------------------------------------------------
   Administrator Class                            0.41      6.09     3.74      5.52      0.97%     0.70%
----------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Index 4      0.69      6.66     4.72      6.17
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                         (5%)
Cash Equivalents                                (3%)
Collateralized Mortgage Securities             (29%)
Corporate Bonds                                (21%)
Municipal Bonds                                 (4%)
U.S. Treasury Bonds                             (9%)
U.S. Treasury Notes                             (9%)
U.S. Government Agencies                       (20%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE
                      DIVERSIFIED BOND FUND-       Lehman Brothers U.S.
                      Administrator Class            Aggregate Index

 5/31/1997                  $ 10,000                      $ 10,000
 6/30/1997                  $ 10,109                      $ 10,119
 7/31/1997                  $ 10,453                      $ 10,391
 8/31/1997                  $ 10,277                      $ 10,303
 9/30/1997                  $ 10,469                      $ 10,455
10/31/1997                  $ 10,699                      $ 10,607
11/30/1997                  $ 10,766                      $ 10,655
12/31/1997                  $ 10,907                      $ 10,763
 1/31/1998                  $ 11,081                      $ 10,901
 2/28/1998                  $ 11,040                      $ 10,893
 3/31/1998                  $ 11,060                      $ 10,930
 4/30/1998                  $ 11,106                      $ 10,987
 5/31/1998                  $ 11,239                      $ 11,091
 6/30/1998                  $ 11,385                      $ 11,185
 7/31/1998                  $ 11,372                      $ 11,209
 8/31/1998                  $ 11,692                      $ 11,392
 9/30/1998                  $ 11,988                      $ 11,658
10/31/1998                  $ 11,838                      $ 11,597
11/30/1998                  $ 11,892                      $ 11,662
12/31/1998                  $ 11,899                      $ 11,698
 1/31/1999                  $ 11,971                      $ 11,781
 2/28/1999                  $ 11,688                      $ 11,575
 3/31/1999                  $ 11,746                      $ 11,640
 4/30/1999                  $ 11,782                      $ 11,676
 5/31/1999                  $ 11,706                      $ 11,574
 6/30/1999                  $ 11,675                      $ 11,537
 7/31/1999                  $ 11,661                      $ 11,488
 8/31/1999                  $ 11,648                      $ 11,482
 9/30/1999                  $ 11,742                      $ 11,616
10/31/1999                  $ 11,755                      $ 11,658
11/30/1999                  $ 11,769                      $ 11,658
12/31/1999                  $ 11,757                      $ 11,601
 1/31/2000                  $ 11,772                      $ 11,563
 2/29/2000                  $ 11,987                      $ 11,703
 3/31/2000                  $ 12,246                      $ 11,857
 4/30/2000                  $ 12,145                      $ 11,824
 5/31/2000                  $ 12,083                      $ 11,818
 6/30/2000                  $ 12,337                      $ 12,064
 7/31/2000                  $ 12,471                      $ 12,174
 8/31/2000                  $ 12,672                      $ 12,350
 9/30/2000                  $ 12,672                      $ 12,428
10/31/2000                  $ 12,773                      $ 12,510
11/30/2000                  $ 13,029                      $ 12,715
12/31/2000                  $ 13,313                      $ 12,952
 1/31/2001                  $ 13,432                      $ 13,164
 2/28/2001                  $ 13,573                      $ 13,279
 3/31/2001                  $ 13,578                      $ 13,345
 4/30/2001                  $ 13,431                      $ 13,289
 5/31/2001                  $ 13,502                      $ 13,369
 6/30/2001                  $ 13,549                      $ 13,420
 7/31/2001                  $ 13,803                      $ 13,720
 8/31/2001                  $ 13,952                      $ 13,878
 9/30/2001                  $ 14,032                      $ 14,040
10/31/2001                  $ 14,323                      $ 14,334
11/30/2001                  $ 14,043                      $ 14,136
12/31/2001                  $ 13,993                      $ 14,045
 1/31/2002                  $ 14,092                      $ 14,159
 2/28/2002                  $ 14,224                      $ 14,297
 3/31/2002                  $ 13,925                      $ 14,059
 4/30/2002                  $ 14,150                      $ 14,332
 5/31/2002                  $ 14,237                      $ 14,454
 6/30/2002                  $ 14,321                      $ 14,579
 7/31/2002                  $ 14,462                      $ 14,755
 8/31/2002                  $ 14,600                      $ 15,004
 9/30/2002                  $ 14,781                      $ 15,247
10/31/2002                  $ 14,660                      $ 15,177
11/30/2002                  $ 14,625                      $ 15,173
12/31/2002                  $ 14,850                      $ 15,487
 1/31/2003                  $ 14,858                      $ 15,500
 2/28/2003                  $ 15,039                      $ 15,715
 3/31/2003                  $ 14,975                      $ 15,702
 4/30/2003                  $ 15,089                      $ 15,832
 5/31/2003                  $ 15,392                      $ 16,127
 6/30/2003                  $ 15,345                      $ 16,094
 7/31/2003                  $ 15,015                      $ 15,553
 8/31/2003                  $ 15,063                      $ 15,656
 9/30/2003                  $ 15,353                      $ 16,071
10/31/2003                  $ 15,278                      $ 15,922
11/30/2003                  $ 15,323                      $ 15,960
12/31/2003                  $ 15,434                      $ 16,122
 1/31/2004                  $ 15,538                      $ 16,252
 2/29/2004                  $ 15,688                      $ 16,428
 3/31/2004                  $ 15,807                      $ 16,551
 4/30/2004                  $ 15,462                      $ 16,121
 5/31/2004                  $ 15,406                      $ 16,056
 6/30/2004                  $ 15,455                      $ 16,148
 7/31/2004                  $ 15,565                      $ 16,308
 8/31/2004                  $ 15,762                      $ 16,619
 9/30/2004                  $ 15,801                      $ 16,664
10/31/2004                  $ 15,885                      $ 16,804
11/30/2004                  $ 15,795                      $ 16,669
12/31/2004                  $ 15,916                      $ 16,823
 1/31/2005                  $ 16,013                      $ 16,929
 2/28/2005                  $ 15,923                      $ 16,829
 3/31/2005                  $ 15,874                      $ 16,743
 4/30/2005                  $ 16,055                      $ 16,969
 5/31/2005                  $ 16,214                      $ 17,152
 6/30/2005                  $ 16,326                      $ 17,247
 7/31/2005                  $ 16,154                      $ 17,090
 8/31/2005                  $ 16,370                      $ 17,309
 9/30/2005                  $ 16,189                      $ 17,130
10/31/2005                  $ 16,079                      $ 16,995
11/30/2005                  $ 16,137                      $ 17,070
12/31/2005                  $ 16,301                      $ 17,232
 1/31/2006                  $ 16,287                      $ 17,234
 2/28/2006                  $ 16,328                      $ 17,290
 3/31/2006                  $ 16,165                      $ 17,121
 4/30/2006                  $ 16,130                      $ 17,090
 5/31/2006                  $ 16,127                      $ 17,071
 6/30/2006                  $ 16,160                      $ 17,107
 7/31/2006                  $ 16,367                      $ 17,338
 8/31/2006                  $ 16,629                      $ 17,603
 9/30/2006                  $ 16,766                      $ 17,758
10/31/2006                  $ 16,851                      $ 17,876
11/30/2006                  $ 17,040                      $ 18,083
12/31/2006                  $ 16,908                      $ 17,978
 1/31/2007                  $ 16,903                      $ 17,971
 2/28/2007                  $ 17,178                      $ 18,248
 3/31/2007                  $ 17,187                      $ 18,248
 4/30/2007                  $ 17,270                      $ 18,347
 5/31/2007                  $ 17,110                      $ 18,208

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

5 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio allocation is subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND Administrator Class shares for the most recent ten years with the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Niklas Nordenfelt, CFA                  11/29/2002
   Phil Susser

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 10.80% (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Merrill Lynch High Yield Master II Index 3, which returned 13.23% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's more conservative posture to credit risk, based on extremely tight spread levels and Treasury rates deemed too low, contributed to the Fund's underperformance relative to the benchmark. On the other hand, the Fund's exposure to less interest-sensitive credits (B-rated bonds and floating-rate bank loans) was a positive contributor to performance.

      The high-yield market and the Fund's return was driven by a supportive technical backdrop and investment cycle grounded in abundant global liquidity. In spite of mixed economic data, a low volatility environment combined with a strong demand for yield, low risk aversion, and good equity returns pushed high-yield bond spreads ever lower. The Treasury market weakened as investors became less convinced that the Fed would cut interest rates anytime soon and as inflation remained high compared to lower Gross Domestic Product growth. However, the rising Treasury yields did little to hamper high-yield bond returns.

      Low volatility in the bond market seemed to encourage investors to take risks. As a result, lower-rated, lower-quality bonds performed very well during the period. Meanwhile, the abundant liquidity continued to drive down financing rates thereby creating an ideal backdrop for financial sponsors and leveraging transactions, such as leveraged buyouts. This, in turn, led to valuation floors that supported equity prices and highly leveraged bonds.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were no significant changes to the Fund's overall risk positioning. The Fund was positioned throughout the period to have less overall credit risk exposure in addition to less interest rate sensitivity. In light of the abundant liquidity, the Fund did participate in the market rally by selectively increasing exposure to lower-rated bonds. In particular, the Fund reduced exposure to B-rated bonds and increased exposure to selected CCC-rated bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund remains positioned conservatively to reduce credit risk through less exposure to lower-rated securities and higher exposure to more senior (bank loans) debt. For example, the Fund's higher exposure is with companies that have lower leverage and less reliance on access to a liquid market to refinance themselves out of trouble.

      In addition, the Fund has less exposure to unpredictable changes to interest rates by maintaining a lower duration (sensitivity to interest rates) through less exposure to BB-rated bonds while having exposure to floating-rate bank loans. Should interest rates rise, we will look to have the Fund increase duration and further reduce credit risk by moving up in quality and longer in duration.

      We believe the high-yield market will continue to outperform other fixed-income alternatives. At the same time, we will carefully watch the tight spreads and Treasury rates. In spite of tight spread levels, we believe that the strong global economic growth, improved outlook for the U.S. economy, good labor market (low unemployment), along with solid corporate profits will support low default rates.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH-YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                               Including Sales Charge           Excluding Sales Charge       Gross     Net
                                          -------------------------------  -------------------------------  Expense  Expense
                                          6-Months*  1-Year  Life of Fund  6-Months*  1-Year  Life of Fund  Ratio 1  Ratio 2
----------------------------------------------------------------------------------------------------------------------------
   Class A                                   0.61     5.81       7.77         5.35     10.80      8.88        1.22%   1.15%
----------------------------------------------------------------------------------------------------------------------------
   Class B                                  (0.04)    4.98       7.74         4.96      9.98      8.08        1.97%   1.90%
----------------------------------------------------------------------------------------------------------------------------
   Class C                                   4.06     9.08       8.10         5.06     10.08      8.10        1.97%   1.90%
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch High Yield Master II
      Index 3                                                                 5.97     13.23     13.02
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 4 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                                         (1%)
Cash                                            (2%)
BBB                                             (2%)
BB                                             (36%)
B                                              (43%)
CCC                                            (16%)

GROWTH OF $10,000 INVESTMENT 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       WELLS FARGO ADVANTAGE
                      HIGH YIELD BOND FUND -     Merrill Lynch High Yield
                             Class A                 Master II Index

11/30/2002                  $ 9,550                      $10,000
12/31/2002                  $ 9,520                      $10,146
 1/31/2003                  $ 9,530                      $10,450
 2/28/2003                  $ 9,553                      $10,591
 3/31/2003                  $ 9,610                      $10,870
 4/30/2003                  $10,022                      $11,502
 5/31/2003                  $10,065                      $11,631
 6/30/2003                  $10,312                      $11,959
 7/31/2003                  $10,207                      $11,797
 8/31/2003                  $10,290                      $11,942
 9/30/2003                  $10,541                      $12,271
10/31/2003                  $10,640                      $12,525
11/30/2003                  $10,723                      $12,693
12/31/2003                  $10,941                      $13,000
 1/31/2004                  $11,045                      $13,207
 2/29/2004                  $11,073                      $13,190
 3/31/2004                  $11,147                      $13,284
 4/30/2004                  $11,136                      $13,196
 5/31/2004                  $10,996                      $12,989
 6/30/2004                  $11,103                      $13,177
 7/31/2004                  $11,224                      $13,352
 8/31/2004                  $11,359                      $13,598
 9/30/2004                  $11,483                      $13,787
10/31/2004                  $11,654                      $14,048
11/30/2004                  $11,813                      $14,199
12/31/2004                  $11,953                      $14,414
 1/31/2005                  $11,945                      $14,399
 2/28/2005                  $12,031                      $14,605
 3/31/2005                  $11,797                      $14,207
 4/30/2005                  $11,649                      $14,050
 5/31/2005                  $11,765                      $14,305
 6/30/2005                  $11,938                      $14,576
 7/31/2005                  $12,160                      $14,799
 8/31/2005                  $12,188                      $14,859
 9/30/2005                  $12,094                      $14,710
10/31/2005                  $12,063                      $14,603
11/30/2005                  $12,167                      $14,673
12/31/2005                  $12,242                      $14,803
 1/31/2006                  $12,411                      $15,042
 2/28/2006                  $12,513                      $15,136
 3/31/2006                  $12,561                      $15,232
 4/30/2006                  $12,663                      $15,323
 5/31/2006                  $12,640                      $15,320
 6/30/2006                  $12,590                      $15,262
 7/31/2006                  $12,711                      $15,425
 8/31/2006                  $12,827                      $15,675
 9/30/2006                  $12,964                      $15,877
10/31/2006                  $13,117                      $16,112
11/30/2006                  $13,294                      $16,370
12/31/2006                  $13,437                      $16,544
 1/31/2007                  $13,515                      $16,729
 2/28/2007                  $13,677                      $16,961
 3/31/2007                  $13,758                      $16,997
 4/30/2007                  $13,926                      $17,225
 5/31/2007                  $14,005                      $17,347

--------------------------------------------------------------------------------

2 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Merrill Lynch High Yield Master II Index is a market capitalization weighted index of domestic and Yankee high yield bonds. The Index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an Index.

4 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Allocations are subject to change.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND Class A shares for the life of the Fund with the Merrill Lynch High Yield Master II Index. The chart assumes a hypothetical $10,000 investment in Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INCOME PLUS FUND (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

INVESTMENT ADVISER                       SUBADVISER
      Wells Fargo Funds Management, LLC    Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION
      W. Frank Koster                      07/13/1998
      Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 7.04% (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Universal Bond Index 3 which returned 7.24% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's duration (sensitivity to interest rates) positioning detracted from its performance. We had thought that short- and intermediate-term interest rates would remain relatively stable or even rise. Instead, rates generally fell across the maturity spectrum, which hurt performance because the Fund had a slightly short duration position relative to the benchmark for some of the period. On balance, however, our positioning and opportunistic trading within the mortgage sector added value to the Fund and helped it to outperform the benchmark during the last six months of the period.

      While the subprime sector of the mortgage market struggled during the period, we made decisions based on our expectation that the subprime sector will have minimal impact on the larger mortgage-backed securities (MBS) market. There is now a split between MBS pools collateralized by conventional loans and those collateralized by subprime loans.

      In corporate bonds, technicals and fundamentals remained strong and defaults were low. Leveraged buyouts and merger and acquisition activity remained strong for corporate securities, adding some risk to that area of the bond market. Our primary focus in the corporate bond market was to identify relative value trades and credit names with improved quality and lower event risk profiles. This strategy contributed to Fund performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Consistent with our current investment strategy to manage the Fund's risk, we continued to move the Fund's duration closer to neutral and also reduced our high-yield exposure in the Fund to approximately 10%. We traded opportunistically as the market sold off and rallied, which helped neutralize the negative impact of our previous short duration bias.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Despite the steady declines in the auto and housing industries, the overall economy remains healthy. On balance, we believe that Gross Domestic Product growth in the second half of 2007 may be around 2% and inflation will continue at its moderate pace. We expect the core Consumer Price Index and the core Personal Consumption Expenditures deflator to remain above the Fed's implicit target zone for the remainder of 2007. Measures of consumer confidence are much stronger today than they were 15 years ago when the economy entered the consumer-led recession of 1990 - 1991. In our view, the job market should remain healthy with unemployment hovering around 4.5% through the end of 2007. We believe that the Fed will keep the federal funds rate at 5.25% throughout the remainder of the year and that the next Fed move will likely be sometime in 2008.

      Within the high-yield market, default rates will likely increase in 2008 but will remain below long-term averages. Given the current economic and market environment, we expect spreads to widen, but we anticipate total returns will be positive over the remainder of the year. We plan to continue to position the Fund conservatively in the months ahead.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND /OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                Including Sales Charge                       Excluding Sales Charge              Gross        Net
                      ------------------------------------------   ------------------------------------------   Expense     Expense
                      6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund   Ratio 1    Ratio 2
------------------------------------------------------------------------------------------------------------------------------------
   Class A             (3.02)      2.27     4.61       4.04          1.58       7.04     5.57       4.58          1.29%      1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Class B             (3.80)      1.24     4.43       3.80          1.20       6.24     4.77       3.80          2.04%      1.75%
------------------------------------------------------------------------------------------------------------------------------------
   Class C              0.20       5.24     4.77       3.80          1.20       6.24     4.77       3.80          2.04%      1.75%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Universal Bond Index 3                    1.09       7.24     5.34       5.83
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 4 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                         (4%)
Cash Equivalent                                 (2%)
Collateralized Mortgage Securities             (12%)
Corporate Bonds                                (23%)
Foreign Corporate Bonds                         (4%)
U.S. Treasury Bonds                             (5%)
U.S. Treasury Notes                            (28%)
U.S. Government Agencies                       (22%)

GROWTH OF $10,000 INVESTMENT 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE INCOME        Lehman Brothers U.S.
                      PLUS FUND - Class A            Universal Bond Index

 7/13/1998                 $  9,549                       $ 10,000
 7/31/1998                 $  9,512                       $ 10,000
 8/31/1998                 $  9,382                       $  9,999
 9/30/1998                 $  9,709                       $ 10,236
10/31/1998                 $  9,637                       $ 10,194
11/30/1998                 $  9,844                       $ 10,296
12/31/1998                 $  9,883                       $ 10,319
 1/31/1999                 $  9,945                       $ 10,388
 2/28/1999                 $  9,764                       $ 10,223
 3/31/1999                 $  9,810                       $ 10,301
 4/30/1999                 $  9,976                       $ 10,362
 5/31/1999                 $  9,855                       $ 10,257
 6/30/1999                 $  9,790                       $ 10,239
 7/31/1999                 $  9,717                       $ 10,198
 8/31/1999                 $  9,594                       $ 10,186
 9/30/1999                 $  9,649                       $ 10,296
10/31/1999                 $  9,502                       $ 10,340
11/30/1999                 $  9,519                       $ 10,357
12/31/1999                 $  9,539                       $ 10,337
 1/31/2000                 $  9,415                       $ 10,302
 2/29/2000                 $  9,482                       $ 10,433
 3/31/2000                 $  9,444                       $ 10,554
 4/30/2000                 $  9,387                       $ 10,521
 5/31/2000                 $  9,246                       $ 10,502
 6/30/2000                 $  9,435                       $ 10,728
 7/31/2000                 $  9,567                       $ 10,832
 8/31/2000                 $  9,627                       $ 10,990
 9/30/2000                 $  9,651                       $ 11,046
10/31/2000                 $  9,546                       $ 11,090
11/30/2000                 $  9,600                       $ 11,240
12/31/2000                 $  9,803                       $ 11,455
 1/31/2001                 $ 10,066                       $ 11,679
 2/28/2001                 $ 10,149                       $ 11,777
 3/31/2001                 $ 10,136                       $ 11,817
 4/30/2001                 $ 10,103                       $ 11,764
 5/31/2001                 $ 10,176                       $ 11,849
 6/30/2001                 $ 10,181                       $ 11,882
 7/31/2001                 $ 10,368                       $ 12,116
 8/31/2001                 $ 10,490                       $ 12,267
 9/30/2001                 $ 10,399                       $ 12,356
10/31/2001                 $ 10,677                       $ 12,604
11/30/2001                 $ 10,653                       $ 12,457
12/31/2001                 $ 10,564                       $ 12,383
 1/31/2002                 $ 10,624                       $ 12,486
 2/28/2002                 $ 10,643                       $ 12,603
 3/31/2002                 $ 10,598                       $ 12,421
 4/30/2002                 $ 10,750                       $ 12,658
 5/31/2002                 $ 10,835                       $ 12,753
 6/30/2002                 $ 10,768                       $ 12,799
 7/31/2002                 $ 10,711                       $ 12,908
 8/31/2002                 $ 10,910                       $ 13,146
 9/30/2002                 $ 11,028                       $ 13,334
10/31/2002                 $ 10,975                       $ 13,288
11/30/2002                 $ 11,150                       $ 13,324
12/31/2002                 $ 11,339                       $ 13,600
 1/31/2003                 $ 11,401                       $ 13,637
 2/28/2003                 $ 11,563                       $ 13,831
 3/31/2003                 $ 11,635                       $ 13,844
 4/30/2003                 $ 11,867                       $ 14,008
 5/31/2003                 $ 12,084                       $ 14,275
 6/30/2003                 $ 12,119                       $ 14,272
 7/31/2003                 $ 11,786                       $ 13,813
 8/31/2003                 $ 11,858                       $ 13,912
 9/30/2003                 $ 12,113                       $ 14,283
10/31/2003                 $ 12,095                       $ 14,181
11/30/2003                 $ 12,128                       $ 14,230
12/31/2003                 $ 12,292                       $ 14,392
 1/31/2004                 $ 12,381                       $ 14,516
 2/29/2004                 $ 12,488                       $ 14,659
 3/31/2004                 $ 12,589                       $ 14,776
 4/30/2004                 $ 12,395                       $ 14,398
 5/31/2004                 $ 12,258                       $ 14,325
 6/30/2004                 $ 12,342                       $ 14,416
 7/31/2004                 $ 12,465                       $ 14,569
 8/31/2004                 $ 12,684                       $ 14,858
 9/30/2004                 $ 12,767                       $ 14,916
10/31/2004                 $ 12,910                       $ 15,052
11/30/2004                 $ 12,927                       $ 14,958
12/31/2004                 $ 13,098                       $ 15,107
 1/31/2005                 $ 13,129                       $ 15,194
 2/28/2005                 $ 13,131                       $ 15,132
 3/31/2005                 $ 12,984                       $ 15,021
 4/30/2005                 $ 13,034                       $ 15,204
 5/31/2005                 $ 13,149                       $ 15,381
 6/30/2005                 $ 13,215                       $ 15,486
 7/31/2005                 $ 13,168                       $ 15,375
 8/31/2005                 $ 13,298                       $ 15,563
 9/30/2005                 $ 13,155                       $ 15,418
10/31/2005                 $ 13,077                       $ 15,295
11/30/2005                 $ 13,169                       $ 15,369
12/31/2005                 $ 13,283                       $ 15,517
 1/31/2006                 $ 13,314                       $ 15,539
 2/28/2006                 $ 13,363                       $ 15,601
 3/31/2006                 $ 13,304                       $ 15,463
 4/30/2006                 $ 13,295                       $ 15,444
 5/31/2006                 $ 13,276                       $ 15,422
 6/30/2006                 $ 13,275                       $ 15,446
 7/31/2006                 $ 13,404                       $ 15,659
 8/31/2006                 $ 13,605                       $ 15,902
 9/30/2006                 $ 13,733                       $ 16,047
10/31/2006                 $ 13,833                       $ 16,166
11/30/2006                 $ 13,990                       $ 16,359
12/31/2006                 $ 13,989                       $ 16,289
 1/31/2007                 $ 14,022                       $ 16,293
 2/28/2007                 $ 14,226                       $ 16,544
 3/31/2007                 $ 14,221                       $ 16,548
 4/30/2007                 $ 14,303                       $ 16,646
 5/31/2007                 $ 14,211                       $ 16,538

--------------------------------------------------------------------------------

1 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

2 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

3 The Lehman Brothers U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

4 Portfolio allocation is subject to change.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE INCOME PLUS FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Universal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation, while providing protection against inflation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Michael J. Bray, CFA                    02/28/2003
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.74% 1 (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index 4 which returned 4.45% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Both Treasury Inflation Protected Securities (TIPS) rates and nominal U.S. Treasury rates fell during much of the period due in part to a continued retreat in the housing market and investor concerns over the subprime mortgage markets. The yield on the 10-year TIPS declined to about 2.10% as of November 30, 2006, compared to a yield of just over 2.45% on May 31, 2006. This move was reversed during the second half of the period. By May 31, 2007, the yield on the 10-year TIPS had risen to about 2.51%.

      Early in the 12-month period, the Fund's underweighting of short-dated TIPS relative to mortgages hurt performance. Throughout much of the rest of the period, however, we maintained an interest rate exposure slightly longer than our market-based benchmark and benefited from the decline in interest rates.

      Declining rates in the TIPS and U.S. Treasuries were accompanied by a sharp decline in energy related commodities. Crude oil, for example, declined from $80 in May 2006 to $63 by the end of the period. This decline in the commodity complex led to a marked decline in overall consumer prices throughout the period. Inflation accruals on TIPS are directly linked to consumer prices and fell accordingly, thereby detracting from performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We carried a slightly longer portfolio duration (sensitivity to interest rates) for much of the period and elected to move to a neutral duration as rates declined and the market priced in the expectation that the Fed would cut the federal funds rate. As a result, we were able to take advantage of a situation where the market expectation was not consistent with our outlook.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The U.S. economic expansion entered into a mid-cycle slowdown during the second quarter of 2006. While housing and high energy costs remain impediments to growth, we believe that the worst of the slowdown is now behind us. There could be a few more quarters of subtrend growth as the housing sector continues its retrenchment, but we continue to believe that a slide into recessionary conditions is unlikely this year. Recent data on consumer spending, employment, and manufacturing generally support our view.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will leave its overnight federal funds rate unchanged for the remainder of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE PRINCIPAL VALUE OF AND INTEREST PAYMENTS ON INFLATION-PROTECTED DEBT SECURITIES TEND TO FALL WITH THE RATE OF INFLATION. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Prior to April 11, 2005, the Administrator Class was named the Institutional Class. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                              Including Sales Charge              Excluding Sales Charge          Gross      Net
                                         ---------------------------------   ---------------------------------   Expense   Expense
                                         6-Months*   1-Year   Life of Fund   6-Months*   1-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------------------------
   Class A                                (5.30)     (0.93)       2.20        (0.84)      3.74        3.32        1.22%     0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Class B                                (6.21)     (2.03)       2.07        (1.21)      2.97        2.51        1.97%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Class C                                (2.11)      2.08        2.53        (1.11)      3.08        2.53        1.97%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                        (0.72)      3.99        3.53        1.04%     0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Treasury Inflation-Protected Securities Index 4    (0.49)      4.45        4.04

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                 (2%)
U.S. Treasury Bonds                            (33%)
U.S. Treasury Notes                            (65%)

GROWTH OF $10,000 INVESTMENT 6  (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                  WELLS FARGO ADVANTAGE          Lehman Brothers U.S.
             WELLS FARGO ADVANTAGE INFLATION-    INFLATION-PROTECTED BOND     Treasury Inflation-Protected
               PROTECTED BOND FUND - Class A    FUND - Administrator Class          Securities Index
 2/28/2003               $ 9,550                         $10,000                        $10,000
 3/31/2003               $ 9,442                         $ 9,879                        $ 9,838
 4/30/2003               $ 9,402                         $ 9,849                        $ 9,812
 5/31/2003               $ 9,831                         $10,290                        $10,278
 6/30/2003               $ 9,737                         $10,204                        $10,173
 7/31/2003               $ 9,284                         $ 9,721                        $ 9,703
 8/31/2003               $ 9,443                         $ 9,891                        $ 9,876
 9/30/2003               $ 9,749                         $10,213                        $10,203
10/31/2003               $ 9,782                         $10,251                        $10,259
11/30/2003               $ 9,785                         $10,255                        $10,266
12/31/2003               $ 9,876                         $10,353                        $10,370
 1/31/2004               $ 9,976                         $10,461                        $10,490
 2/29/2004               $10,202                         $10,700                        $10,732
 3/31/2004               $10,340                         $10,847                        $10,904
 4/30/2004               $ 9,831                         $10,315                        $10,374
 5/31/2004               $ 9,993                         $10,487                        $10,560
 6/30/2004               $ 9,997                         $10,493                        $10,566
 7/31/2004               $10,083                         $10,586                        $10,664
 8/31/2004               $10,342                         $10,860                        $10,950
 9/30/2004               $10,359                         $10,880                        $10,972
10/31/2004               $10,459                         $10,988                        $11,081
11/30/2004               $10,411                         $10,939                        $11,055
12/31/2004               $10,597                         $11,138                        $11,248
 1/31/2005               $10,588                         $11,130                        $11,248
 2/28/2005               $10,543                         $11,085                        $11,201
 3/31/2005               $10,539                         $11,084                        $11,211
 4/30/2005               $10,727                         $11,273                        $11,425
 5/31/2005               $10,805                         $11,357                        $11,504
 6/30/2005               $10,841                         $11,386                        $11,552
 7/31/2005               $10,627                         $11,175                        $11,310
 8/31/2005               $10,841                         $11,403                        $11,571
 9/30/2005               $10,822                         $11,385                        $11,555
10/31/2005               $10,698                         $11,256                        $11,407
11/30/2005               $10,710                         $11,271                        $11,426
12/31/2005               $10,824                         $11,394                        $11,567
 1/31/2006               $10,835                         $11,396                        $11,566
 2/28/2006               $10,823                         $11,397                        $11,561
 3/31/2006               $10,583                         $11,146                        $11,308
 4/30/2006               $10,561                         $11,125                        $11,298
 5/31/2006               $10,576                         $11,144                        $11,332
 6/30/2006               $10,603                         $11,174                        $11,363
 7/31/2006               $10,775                         $11,358                        $11,549
 8/31/2006               $10,951                         $11,546                        $11,748
 9/30/2006               $10,958                         $11,556                        $11,777
10/31/2006               $10,945                         $11,532                        $11,748
11/30/2006               $11,064                         $11,673                        $11,894
12/31/2006               $10,805                         $11,401                        $11,616
 1/31/2007               $10,816                         $11,416                        $11,631
 2/28/2007               $11,043                         $11,645                        $11,879
 3/31/2007               $11,058                         $11,675                        $11,907
 4/30/2007               $11,127                         $11,751                        $11,992
 5/31/2007               $10,971                         $11,589                        $11,835

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

5 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio allocation is subject to change. See notes to the Financial Statements for a discussion of the Master Portfolio.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND (the Fund) seeks to provide current income consistent with safety of principal.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   William Stevens                         12/31/1982

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.99% 1 (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index 4, which returned 5.48% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Declining volatility over most of the 12-month period was positive for mortgage-backed securities and commercial mortgage-backed securities (CMBS). This contributed positively to the Fund's performance in the first six months of the period. However, the Fund's performance was negatively impacted in the latter six months of the period, as rising interest rates, subprime mortgage concerns, leveraged buyout announcements, and mortgage extension fears negatively impacted the Fund's returns while investors sought the perceived safety of U.S. Treasuries.

      The Fed kept the federal funds rate at 5.25% after its 0.25% interest rate hike on June 29, 2006. The bond market sentiment from the second half of 2006 through early 2007 suggested the possibility of the Fed lowering rates sometime in 2007 because U.S. Gross Domestic Product growth was expected to slow. Signs of trouble in the housing market emerged as holders of sub-prime mortgages started defaulting in record numbers, and there was increased concern that this would have spillover effects on the overall economy.

      Interest rates bottomed out midway through the period and then started to rise in 2007. Corporate profits were solid and global economic growth seemed to have the potential to offset any negative implications from domestic subprime mortgages. Then a sharp dip in China in February 2007 briefly shook global equity markets; however, investors seemed undeterred about longer-term growth prospects. Low unemployment rates, increased utilization of corporate production capacity, and rising gasoline prices then raised concerns that inflationary pressures were growing. Federal funds futures began to price in a likelihood of interest rate reduction by the Fed in 2007 and, by the end of May, the futures market shifted course and began to suggest that another interest rate hike would actually be the action the Fed would need to take.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's holdings of U.S. Treasuries in 2006 as the convexity of mortgage instruments worsened. Convexity measures how a bond's sensitivity to interest rate changes shifts at different interest-rate levels. We reversed course and increased the Fund's exposure to mortgages and CMBS in March 2007. These sectors had become cheaper because of heavier issuance and the widening of the yields of securities of the same quality but with differing maturity dates.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      There remains uncertainty about whether the housing downturn will remain contained. Some observers believe there are signs of the downturn leveling off. However, we think it remains too early to make this assessment. There are other signs that are pointing to healthy U.S. economic growth. For example, inventories are rebuilding, the unemployment rate remains low, and exports are strong. There have not been any recent indicators of rising global inflation and it appears that fixed-income markets have not priced in a risk of inflation. Even a modest risk premium for the possibility of rising inflation--or a reversion of real yields to late 1990s levels--could keep yields rising to rates that have not been seen in some time. Higher interest rates are creating challenges for mortgage bankers. Although there has not been much volatility in the mortgage sector, we believe it is a possibility later in 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                  Including Sales Charge                  Excluding Sales Charge           Gross      Net
                          -------------------------------------   -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
-----------------------------------------------------------------------------------------------------------------------------
   Class A                  (3.82)     0.27     2.34     4.58       0.71       4.99     3.29     5.06      1.08%     0.95%
-----------------------------------------------------------------------------------------------------------------------------
   Class B                  (4.67)    (0.80)    2.13     4.27       0.33       4.20     2.50     4.27      1.83%     1.70%
-----------------------------------------------------------------------------------------------------------------------------
   Class C                  (0.67)     3.12     2.49     4.26       0.33       4.12     2.49     4.26      1.83%     1.70%
-----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              0.83       5.25     3.54     5.26      0.90%     0.70%
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Intermediate U.S. Government Bond Index 4     1.01       5.48     3.73     5.43

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Notes                             (8%)
Collateralized Mortgage Securities             (42%)
Repurchase Agreements                           (4%)
U.S. Government Agencies                       (46%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        WELLS FARGO ADVANTAGE
              WELLS FARGO ADVANTAGE     INTERMEDIATE GOVERNMENT      Lehman Brothers
             INTERMEDIATE GOVERNMENT         INCOME FUND -          Intermediate U.S.
              INCOME FUND - Class A       Administrator Class     Government Bond Index
 5/31/1997           $ 9,550                    $10,000                  $10,000
 6/30/1997           $ 9,641                    $10,105                  $10,086
 7/31/1997           $ 9,908                    $10,375                  $10,272
 8/31/1997           $ 9,807                    $10,269                  $10,232
 9/30/1997           $ 9,957                    $10,426                  $10,344
10/31/1997           $10,113                    $10,590                  $10,464
11/30/1997           $10,145                    $10,623                  $10,487
12/31/1997           $10,239                    $10,731                  $10,572
 1/31/1998           $10,407                    $10,897                  $10,710
 2/28/1998           $10,360                    $10,858                  $10,699
 3/31/1998           $10,386                    $10,875                  $10,732
 4/30/1998           $10,425                    $10,925                  $10,784
 5/31/1998           $10,523                    $11,019                  $10,858
 6/30/1998           $10,611                    $11,111                  $10,931
 7/31/1998           $10,630                    $11,131                  $10,973
 8/31/1998           $10,872                    $11,384                  $11,180
 9/30/1998           $11,239                    $11,778                  $11,441
10/31/1998           $11,189                    $11,726                  $11,460
11/30/1998           $11,169                    $11,695                  $11,425
12/31/1998           $11,227                    $11,755                  $11,470
 1/31/1999           $11,268                    $11,799                  $11,521
 2/28/1999           $11,014                    $11,543                  $11,363
 3/31/1999           $11,088                    $11,610                  $11,438
 4/30/1999           $11,114                    $11,637                  $11,469
 5/31/1999           $10,966                    $11,493                  $11,399
 6/30/1999           $10,923                    $11,448                  $11,415
 7/31/1999           $10,892                    $11,416                  $11,417
 8/31/1999           $10,888                    $11,400                  $11,433
 9/30/1999           $11,018                    $11,537                  $11,531
10/31/1999           $11,044                    $11,554                  $11,554
11/30/1999           $11,040                    $11,560                  $11,562
12/31/1999           $10,978                    $11,495                  $11,525
 1/31/2000           $10,923                    $11,439                  $11,487
 2/29/2000           $11,053                    $11,578                  $11,582
 3/31/2000           $11,210                    $11,746                  $11,714
 4/30/2000           $11,181                    $11,717                  $11,709
 5/31/2000           $11,177                    $11,716                  $11,741
 6/30/2000           $11,379                    $11,932                  $11,927
 7/31/2000           $11,468                    $12,027                  $12,006
 8/31/2000           $11,629                    $12,199                  $12,141
 9/30/2000           $11,676                    $12,251                  $12,246
10/31/2000           $11,767                    $12,349                  $12,331
11/30/2000           $11,977                    $12,572                  $12,512
12/31/2000           $12,188                    $12,809                  $12,732
 1/31/2001           $12,300                    $12,930                  $12,902
 2/28/2001           $12,424                    $13,063                  $13,020
 3/31/2001           $12,477                    $13,110                  $13,114
 4/30/2001           $12,367                    $12,997                  $13,072
 5/31/2001           $12,399                    $13,034                  $13,126
 6/30/2001           $12,447                    $13,087                  $13,168
 7/31/2001           $12,718                    $13,387                  $13,414
 8/31/2001           $12,873                    $13,541                  $13,533
 9/30/2001           $13,099                    $13,783                  $13,821
10/31/2001           $13,389                    $14,103                  $14,037
11/30/2001           $13,118                    $13,809                  $13,870
12/31/2001           $12,991                    $13,692                  $13,803
 1/31/2002           $13,077                    $13,785                  $13,863
 2/28/2002           $13,216                    $13,921                  $13,976
 3/31/2002           $12,944                    $13,637                  $13,765
 4/30/2002           $13,207                    $13,930                  $14,023
 5/31/2002           $13,309                    $14,029                  $14,121
 6/30/2002           $13,462                    $14,193                  $14,298
 7/31/2002           $13,692                    $14,449                  $14,567
 8/31/2002           $13,911                    $14,668                  $14,733
 9/30/2002           $14,149                    $14,921                  $14,987
10/31/2002           $14,083                    $14,865                  $14,976
11/30/2002           $13,989                    $14,770                  $14,858
12/31/2002           $14,245                    $15,047                  $15,132
 1/31/2003           $14,214                    $15,008                  $15,099
 2/28/2003           $14,391                    $15,202                  $15,269
 3/31/2003           $14,344                    $15,155                  $15,273
 4/30/2003           $14,401                    $15,221                  $15,316
 5/31/2003           $14,633                    $15,460                  $15,556
 6/30/2003           $14,595                    $15,422                  $15,531
 7/31/2003           $14,138                    $14,956                  $15,154
 8/31/2003           $14,197                    $15,021                  $15,181
 9/30/2003           $14,495                    $15,326                  $15,510
10/31/2003           $14,367                    $15,195                  $15,358
11/30/2003           $14,376                    $15,206                  $15,360
12/31/2003           $14,475                    $15,329                  $15,480
 1/31/2004           $14,549                    $15,396                  $15,563
 2/29/2004           $14,676                    $15,534                  $15,711
 3/31/2004           $14,755                    $15,621                  $15,821
 4/30/2004           $14,414                    $15,263                  $15,467
 5/31/2004           $14,326                    $15,186                  $15,417
 6/30/2004           $14,385                    $15,238                  $15,456
 7/31/2004           $14,456                    $15,331                  $15,567
 8/31/2004           $14,660                    $15,550                  $15,798
 9/30/2004           $14,680                    $15,563                  $15,804
10/31/2004           $14,771                    $15,662                  $15,900
11/30/2004           $14,658                    $15,546                  $15,752
12/31/2004           $14,748                    $15,645                  $15,837
 1/31/2005           $14,776                    $15,692                  $15,858
 2/28/2005           $14,701                    $15,616                  $15,771
 3/31/2005           $14,670                    $15,572                  $15,731
 4/30/2005           $14,833                    $15,748                  $15,915
 5/31/2005           $14,935                    $15,874                  $16,043
 6/30/2005           $14,985                    $15,916                  $16,096
 7/31/2005           $14,855                    $15,781                  $15,959
 8/31/2005           $14,997                    $15,936                  $16,136
 9/30/2005           $14,882                    $15,816                  $16,012
10/31/2005           $14,803                    $15,735                  $15,945
11/30/2005           $14,850                    $15,789                  $16,010
12/31/2005           $14,926                    $15,873                  $16,108
 1/31/2006           $14,937                    $15,888                  $16,106
 2/28/2006           $14,955                    $15,911                  $16,109
 3/31/2006           $14,901                    $15,856                  $16,059
 4/30/2006           $14,892                    $15,866                  $16,074
 5/31/2006           $14,901                    $15,863                  $16,079
 6/30/2006           $14,917                    $15,884                  $16,107
 7/31/2006           $15,067                    $16,047                  $16,277
 8/31/2006           $15,220                    $16,214                  $16,459
 9/30/2006           $15,318                    $16,336                  $16,577
10/31/2006           $15,405                    $16,417                  $16,655
11/30/2006           $15,534                    $16,559                  $16,789
12/31/2006           $15,486                    $16,510                  $16,725
 1/31/2007           $15,454                    $16,480                  $16,726
 2/28/2007           $15,636                    $16,678                  $16,936
 3/31/2007           $15,686                    $16,735                  $16,980
 4/30/2007           $15,741                    $16,811                  $17,054
 5/31/2007           $15,644                    $16,696                  $16,957

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

5 Portfolio allocation is subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Thomas O'Connor, CFA                    12/18/1992
   William Stevens

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.69% 1 (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers 1-3 Year U.S. Government Bond Index 4, which returned 4.98% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      In line with our investment strategy, performance during the 12-month period was primarily driven by security selection. In mortgages, as interest rate volatility increased, managing the duration of the portfolio's mortgage holdings (convexity hedging) detracted from performance. Relative value trades in the mortgage sector and tactical trading of our overweighted position to short duration collateralized mortgage obligations (CMOs) contributed to performance.

      The Fed kept the federal funds rate at 5.25% after its 0.25% interest rate hike on June 29, 2006. As the market priced in the possibility of interest rate cuts in response to weakness in the housing sector, the 2-year U.S. Treasury note fell from 5.25% toward the end of June 2006 to 4.54% by early December 2006. Then in a moderate reversal, the U.S. Treasury yields moved higher in early 2007 in response to signs that the housing market may have been bottoming out and benign inflation data led the market to reduce expectations for rate cuts by the Fed before the end of 2007. While rapidly increasing delinquency rates in subprime mortgages dominated media headlines in February 2007 and sparked fears of a housing market meltdown, investors remained undeterred about the longer-term growth prospects of the economy. By the end of the period, low unemployment rates, higher capacity utilization, and rising gasoline prices set off alarm bells that inflationary pressures were growing. Federal funds futures began to price out the likelihood of interest rate reduction by the Fed in 2007 and, by the end of May 2007, the futures market shifted course and began to suggest that another interest rate hike would actually be the action the Fed would need to take.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period we eliminated the Fund's remaining exposure to agency debt where tight valuations and lower than usual investment from Asia made the sector look susceptible. With this reduction we added to the Fund's short duration collateralized mortgage obligations as interest rate volatility, evolving expectations about the Fed, and dealer year-end balance sheet issues created trading opportunities. We also performed relative value trades in hybrid adjustable-rate mortgages (ARMs), adding to the Fund's holdings in early October 2006 as the asset class underperformed, and scaling down the exposure later. We increased the Fund's holdings of 10-year, pass-through securities, which offered a significant yield advantage relative to agency debt. Among the Fund's asset-backed securities holdings, we added to its position in the automobile sector in late 2006 as spreads widened due to a seasonal slowdown in prepayments. Relative to the benchmark, we maintained an overweighting of securities with five-year maturities and an underweighting of two-year securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      There remains uncertainty about whether the housing downturn will remain contained. Some observers believe there are signs of the downturn leveling off. However, we think it remains too early to make this assessment. There are other signs that are pointing to healthy U.S. economic growth. For example, inventories are rebuilding, the unemployment rate remains low, and exports are strong. There have not been any recent indicators of rising global inflation and it appears that fixed-income markets have not priced in a risk of inflation. Even a modest risk premium for the possibility of rising inflation--or a reversion of real yields to late 1990s levels--could keep yields rising to rates that have not been seen in some time.

      Higher interest rates are creating challenges for mortgage bankers. Although there has not been much volatility in the mortgage sector, we believe it is a possibility later this year. While increased volatility could negatively impact the performance of the mortgage sector overall, we believe that our continued focus on conservative mortgage instruments with lower volatility exposure is positioning the Fund well for a number of interest rate scenarios.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                  Excluding Sales Charge            Gross      Net
                          -------------------------------------   -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
-----------------------------------------------------------------------------------------------------------------------------
   Class A                 (1.34)      1.55     2.15     4.19       1.72       4.69     2.77      4.50     1.08%     0.85%
-----------------------------------------------------------------------------------------------------------------------------
   Class B                 (1.66)      1.01     1.90     4.07       1.34       4.01     1.90      4.07     1.83%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Class C                  0.34       3.01     1.90     4.08       1.34       4.01     1.90      4.08     1.83%     1.60%
-----------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                              1.74       4.95     3.04      4.79     0.90%     0.60%
-----------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                              1.83       5.13     3.12      4.83     0.63%     0.42%
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government Bond Index 4         1.75       4.98     2.99      4.74
-----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Agencies                       (18%)
Asset Backed Securities                         (2%)
Collateralized Mortgage Securities             (65%)
Repurchase Agreements                           (3%)
U.S. Treasury Notes                            (12%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                 WELLS FARGO ADVANTAGE
               WELLS FARGO ADVANTAGE SHORT     SHORT DURATION GOVERNMENT    Lehman Brothers 1-3
             DURATION GOVERNMENT BOND FUND -   BOND FUND - Administrator   Year U.S. Government
                         Class A                         Class                  Bond Index
 5/31/1997               $ 9,700                        $10,000                   $10,000
 6/30/1997               $ 9,775                        $10,079                   $10,069
 7/31/1997               $ 9,889                        $10,209                   $10,179
 8/31/1997               $ 9,894                        $10,207                   $10,189
 9/30/1997               $ 9,948                        $10,295                   $10,267
10/31/1997               $10,023                        $10,385                   $10,343
11/30/1997               $10,058                        $10,413                   $10,369
12/31/1997               $10,112                        $10,482                   $10,439
 1/31/1998               $10,262                        $10,594                   $10,538
 2/28/1998               $10,270                        $10,602                   $10,548
 3/31/1998               $10,310                        $10,646                   $10,588
 4/30/1998               $10,360                        $10,701                   $10,640
 5/31/1998               $10,432                        $10,777                   $10,697
 6/30/1998               $10,493                        $10,842                   $10,752
 7/31/1998               $10,538                        $10,901                   $10,802
 8/31/1998               $10,675                        $11,046                   $10,933
 9/30/1998               $10,822                        $11,189                   $11,081
10/31/1998               $10,844                        $11,225                   $11,135
11/30/1998               $10,811                        $11,204                   $11,123
12/31/1998               $10,869                        $11,255                   $11,166
 1/31/1999               $10,904                        $11,293                   $11,208
 2/28/1999               $10,862                        $11,253                   $11,158
 3/31/1999               $10,930                        $11,325                   $11,234
 4/30/1999               $10,964                        $11,374                   $11,269
 5/31/1999               $10,913                        $11,324                   $11,261
 6/30/1999               $10,961                        $11,365                   $11,294
 7/31/1999               $10,988                        $11,394                   $11,329
 8/31/1999               $10,982                        $11,402                   $11,360
 9/30/1999               $11,065                        $11,479                   $11,434
10/31/1999               $11,094                        $11,523                   $11,465
11/30/1999               $11,113                        $11,546                   $11,488
12/31/1999               $11,120                        $11,544                   $11,498
 1/31/2000               $11,105                        $11,531                   $11,495
 2/29/2000               $11,167                        $11,597                   $11,573
 3/31/2000               $11,244                        $11,679                   $11,643
 4/30/2000               $11,274                        $11,713                   $11,672
 5/31/2000               $11,318                        $11,762                   $11,715
 6/30/2000               $11,420                        $11,882                   $11,842
 7/31/2000               $11,488                        $11,956                   $11,918
 8/31/2000               $11,579                        $12,052                   $12,009
 9/30/2000               $11,681                        $12,161                   $12,103
10/31/2000               $11,737                        $12,210                   $12,168
11/30/2000               $11,852                        $12,332                   $12,286
12/31/2000               $11,991                        $12,479                   $12,437
 1/31/2001               $12,129                        $12,638                   $12,602
 2/28/2001               $12,205                        $12,719                   $12,683
 3/31/2001               $12,294                        $12,815                   $12,785
 4/30/2001               $12,333                        $12,846                   $12,822
 5/31/2001               $12,399                        $12,930                   $12,893
 6/30/2001               $12,439                        $12,962                   $12,939
 7/31/2001               $12,578                        $13,109                   $13,091
 8/31/2001               $12,655                        $13,205                   $13,174
 9/30/2001               $12,855                        $13,416                   $13,394
10/31/2001               $12,991                        $13,561                   $13,528
11/30/2001               $12,914                        $13,483                   $13,491
12/31/2001               $12,896                        $13,454                   $13,498
 1/31/2002               $12,957                        $13,533                   $13,531
 2/28/2002               $13,029                        $13,611                   $13,599
 3/31/2002               $12,939                        $13,507                   $13,501
 4/30/2002               $13,087                        $13,664                   $13,665
 5/31/2002               $13,144                        $13,740                   $13,719
 6/30/2002               $13,242                        $13,844                   $13,841
 7/31/2002               $13,398                        $13,997                   $14,008
 8/31/2002               $13,451                        $14,070                   $14,065
 9/30/2002               $13,581                        $14,195                   $14,178
10/31/2002               $13,594                        $14,226                   $14,214
11/30/2002               $13,542                        $14,176                   $14,173
12/31/2002               $13,669                        $14,299                   $14,310
 1/31/2003               $13,689                        $14,325                   $14,312
 2/28/2003               $13,778                        $14,424                   $14,377
 3/31/2003               $13,788                        $14,439                   $14,406
 4/30/2003               $13,814                        $14,472                   $14,435
 5/31/2003               $13,874                        $14,540                   $14,494
 6/30/2003               $13,863                        $14,547                   $14,517
 7/31/2003               $13,694                        $14,375                   $14,423
 8/31/2003               $13,753                        $14,425                   $14,429
 9/30/2003               $13,904                        $14,587                   $14,574
10/31/2003               $13,856                        $14,555                   $14,515
11/30/2003               $13,839                        $14,541                   $14,512
12/31/2003               $13,932                        $14,627                   $14,597
 1/31/2004               $13,980                        $14,682                   $14,632
 2/29/2004               $14,044                        $14,767                   $14,708
 3/31/2004               $14,109                        $14,824                   $14,757
 4/30/2004               $13,949                        $14,675                   $14,608
 5/31/2004               $13,930                        $14,644                   $14,590
 6/30/2004               $13,923                        $14,655                   $14,592
 7/31/2004               $14,001                        $14,725                   $14,650
 8/31/2004               $14,104                        $14,837                   $14,757
 9/30/2004               $14,096                        $14,833                   $14,745
10/31/2004               $14,144                        $14,887                   $14,796
11/30/2004               $14,066                        $14,808                   $14,723
12/31/2004               $14,094                        $14,840                   $14,754
 1/31/2005               $14,088                        $14,837                   $14,751
 2/28/2005               $14,068                        $14,819                   $14,720
 3/31/2005               $14,048                        $14,815                   $14,716
 4/30/2005               $14,113                        $14,887                   $14,802
 5/31/2005               $14,180                        $14,961                   $14,863
 6/30/2005               $14,204                        $14,989                   $14,891
 7/31/2005               $14,157                        $14,942                   $14,850
 8/31/2005               $14,238                        $15,032                   $14,945
 9/30/2005               $14,206                        $14,986                   $14,906
10/31/2005               $14,190                        $14,972                   $14,901
11/30/2005               $14,232                        $15,019                   $14,949
12/31/2005               $14,274                        $15,067                   $15,007
 1/31/2006               $14,303                        $15,100                   $15,036
 2/28/2006               $14,318                        $15,134                   $15,051
 3/31/2006               $14,333                        $15,138                   $15,069
 4/30/2006               $14,378                        $15,204                   $15,119
 5/31/2006               $14,395                        $15,210                   $15,140
 6/30/2006               $14,412                        $15,231                   $15,169
 7/31/2006               $14,505                        $15,333                   $15,284
 8/31/2006               $14,600                        $15,452                   $15,395
 9/30/2006               $14,679                        $15,539                   $15,476
10/31/2006               $14,747                        $15,598                   $15,539
11/30/2006               $14,815                        $15,689                   $15,621
12/31/2006               $14,825                        $15,702                   $15,628
 1/31/2007               $14,863                        $15,730                   $15,662
 2/28/2007               $14,974                        $15,851                   $15,784
 3/31/2007               $15,028                        $15,911                   $15,846
 4/30/2007               $15,079                        $15,969                   $15,903
 5/31/2007               $15,070                        $15,962                   $15,893

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers 1-3 Year U.S. Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and 2.9 years are included in the Index. You cannot invest directly in an Index.

5 Portfolio allocation is subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER                          SUBADVISER
   Wells Fargo Funds Management, LLC           Galliard Capital Management, Inc.

FUND MANAGERS                               FUND INCEPTION
   Richard Merriam, CFA                        11/11/1994
   Ajay Mirza, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.80% 1 (excluding sales charge) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers 9-12 Months Short-Term U.S Government/Credit Bond Index 4, which returned 5.13%. In addition, the Fund underperformed the Lehman Brothers 9-12 Months U.S. Short Treasury Index 5, which returned 4.99%, and also underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 6, which returned 5.10% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our declining emphasis on corporate issues detracted somewhat from the Fund's performance as credit spreads continued to tighten. Overall, the Fund's relative performance was primarily driven by its exposure to spread sectors, such as mortgages and asset-backed securities, which outperformed U.S. Treasuries. In addition, approximately 60% of the portfolio was invested in short-term floating-rate debt, which continued to provide attractive yields for most of the period as short-term interest rates remained relatively high during this period. However, toward the end of the period, the Fund's performance was hindered as two-year yields rose more quickly than shorter-term rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued our strategy of investing in shorter-duration, higher income-producing securities and diversifying the Fund's portfolio across all sectors of the fixed-income market. The Fund maintains a barbell strategy between short-term floating-rate securities and longer-term fixed-rate securities. A barbell strategy generally refers to overweighting securities on the short and long ends of the yield curve. Investment activity primarily involved reinvestment of income, principal payments from mortgage securities, and principal from securities that have matured. We continued to find relative value in mortgages as well as short-term corporate and taxable municipal securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect the Fed to keep monetary policy steady in the coming months as it keeps a watchful eye on key areas of the economy, such as the housing market, inflation, consumer spending, and employment growth. If all goes according to our understanding of the Fed's plan, there may be room later in 2007 or in early 2008 for short-term rates to move modestly lower while longer-term rates fluctuate around current levels. Under such a scenario, we would maintain a slightly longer duration versus the benchmark and continue to emphasize both fixed-rate and floating-rate issues in the mortgage, asset-backed, and structured government areas of the bond market.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers 9-12 Months U.S. Short-Term U.S. Government/Credit Bond Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Index has an inception date of August 1, 2004. You cannot invest directly in an Index.

5 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

6 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                    Including Sales Charge                  Excluding Sales Charge            Gross      Net
                             -------------------------------------   -------------------------------------   Expense   Expense
                             6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
--------------------------------------------------------------------------------------------------------------------------------
   Class A                     (0.06)     2.70     2.09     3.72       1.98       4.80     2.51     3.93      1.06%     0.85%
--------------------------------------------------------------------------------------------------------------------------------
   Class B                      0.08      2.48     1.73     3.15       1.58       3.98     1.73     3.15      1.81%     1.60%
--------------------------------------------------------------------------------------------------------------------------------
   Class C                      0.61      3.03     1.72     3.08       1.61       4.03     1.72     3.08      1.81%     1.60%
--------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                 2.08       5.01     2.73     4.11      0.88%     0.65%
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 9-12 Months Short-Term U.S. Government/
         Credit Bond Index 4                                           2.35       5.13      N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 9-12 Months U.S. Short Treasury Index 5          2.32       4.99     2.65     4.16
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 6     1.78       5.10     3.27     4.93

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Agencies                       (28%)
Asset Backed Securities                        (21%)
Cash Equivalent                                 (3%)
Collateralized Mortgage Securities             (24%)
Corporate Bonds                                (13%)
Municipal Bonds                                 (6%)
U.S. Treasury Notes                             (5%)

GROWTH OF $10,000 INVESTMENT 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                          Lehman Brothers
                   WELLS FARGO               WELLS FARGO          Lehman Brothers 9-12     1-3 Year U.S.
                ADVANTAGE STABLE       ADVANTAGE STABLE INCOME      Months U.S. Short    Government/Credit
             INCOME FUND - Class A   FUND - Administrator Class      Treasury Index         Bond Index
 5/31/1997          $ 9,800                    $10,000                  $10,000               $10,000
 6/30/1997          $ 9,853                    $10,054                  $10,057               $10,070
 7/31/1997          $ 9,960                    $10,163                  $10,124               $10,181
 8/31/1997          $ 9,967                    $10,170                  $10,159               $10,191
 9/30/1997          $10,044                    $10,249                  $10,217               $10,270
10/31/1997          $10,117                    $10,323                  $10,273               $10,343
11/30/1997          $10,142                    $10,339                  $10,309               $10,369
12/31/1997          $10,198                    $10,406                  $10,363               $10,438
 1/31/1998          $10,273                    $10,483                  $10,431               $10,539
 2/28/1998          $10,308                    $10,518                  $10,460               $10,549
 3/31/1998          $10,340                    $10,551                  $10,510               $10,590
 4/30/1998          $10,388                    $10,600                  $10,560               $10,643
 5/31/1998          $10,425                    $10,627                  $10,609               $10,701
 6/30/1998          $10,473                    $10,687                  $10,660               $10,756
 7/31/1998          $10,525                    $10,740                  $10,711               $10,806
 8/31/1998          $10,612                    $10,829                  $10,789               $10,930
 9/30/1998          $10,701                    $10,919                  $10,877               $11,077
10/31/1998          $10,728                    $10,947                  $10,934               $11,125
11/30/1998          $10,746                    $10,966                  $10,949               $11,123
12/31/1998          $10,796                    $11,006                  $10,992               $11,166
 1/31/1999          $10,817                    $11,038                  $11,035               $11,214
 2/28/1999          $10,816                    $11,038                  $11,049               $11,167
 3/31/1999          $10,879                    $11,102                  $11,113               $11,246
 4/30/1999          $10,920                    $11,143                  $11,153               $11,284
 5/31/1999          $10,919                    $11,153                  $11,186               $11,275
 6/30/1999          $10,954                    $11,178                  $11,228               $11,309
 7/31/1999          $10,992                    $11,217                  $11,278               $11,341
 8/31/1999          $11,018                    $11,243                  $11,314               $11,371
 9/30/1999          $11,078                    $11,304                  $11,376               $11,447
10/31/1999          $11,097                    $11,324                  $11,415               $11,481
11/30/1999          $11,119                    $11,347                  $11,444               $11,507
12/31/1999          $11,166                    $11,399                  $11,476               $11,518
 1/31/2000          $11,160                    $11,405                  $11,516               $11,518
 2/29/2000          $11,221                    $11,458                  $11,575               $11,598
 3/31/2000          $11,279                    $11,521                  $11,632               $11,664
 4/30/2000          $11,323                    $11,567                  $11,689               $11,686
 5/31/2000          $11,386                    $11,625                  $11,740               $11,729
 6/30/2000          $11,490                    $11,734                  $11,830               $11,858
 7/31/2000          $11,532                    $11,790                  $11,894               $11,939
 8/31/2000          $11,604                    $11,855                  $11,933               $12,034
 9/30/2000          $11,681                    $11,936                  $12,003               $12,133
10/31/2000          $11,737                    $11,996                  $12,058               $12,187
11/30/2000          $11,814                    $12,076                  $12,138               $12,300
12/31/2000          $11,928                    $12,195                  $12,252               $12,449
 1/31/2001          $12,038                    $12,323                  $12,386               $12,625
 2/28/2001          $12,126                    $12,403                  $12,440               $12,715
 3/31/2001          $12,204                    $12,486                  $12,526               $12,818
 4/30/2001          $12,229                    $12,526                  $12,583               $12,859
 5/31/2001          $12,295                    $12,584                  $12,655               $12,938
 6/30/2001          $12,339                    $12,631                  $12,692               $12,988
 7/31/2001          $12,431                    $12,740                  $12,773               $13,151
 8/31/2001          $12,490                    $12,791                  $12,808               $13,240
 9/30/2001          $12,565                    $12,882                  $12,926               $13,437
10/31/2001          $12,614                    $12,922                  $13,003               $13,572
11/30/2001          $12,566                    $12,875                  $13,026               $13,535
12/31/2001          $12,587                    $12,912                  $13,056               $13,542
 1/31/2002          $12,609                    $12,925                  $13,070               $13,580
 2/28/2002          $12,630                    $12,949                  $13,100               $13,639
 3/31/2002          $12,595                    $12,928                  $13,080               $13,551
 4/30/2002          $12,685                    $13,023                  $13,159               $13,702
 5/31/2002          $12,729                    $13,071                  $13,186               $13,774
 6/30/2002          $12,782                    $13,126                  $13,250               $13,884
 7/31/2002          $12,837                    $13,170                  $13,297               $14,022
 8/31/2002          $12,835                    $13,180                  $13,312               $14,098
 9/30/2002          $12,890                    $13,233                  $13,365               $14,220
10/31/2002          $12,898                    $13,244                  $13,391               $14,238
11/30/2002          $12,899                    $13,246                  $13,396               $14,238
12/31/2002          $12,969                    $13,330                  $13,444               $14,392
 1/31/2003          $12,990                    $13,339                  $13,455               $14,410
 2/28/2003          $13,050                    $13,414                  $13,473               $14,489
 3/31/2003          $13,055                    $13,423                  $13,495               $14,520
 4/30/2003          $13,091                    $13,452                  $13,509               $14,576
 5/31/2003          $13,112                    $13,480                  $13,524               $14,659
 6/30/2003          $13,120                    $13,490                  $13,550               $14,691
 7/31/2003          $13,053                    $13,424                  $13,545               $14,595
 8/31/2003          $13,078                    $13,453                  $13,558               $14,601
 9/30/2003          $13,134                    $13,526                  $13,598               $14,762
10/31/2003          $13,124                    $13,506                  $13,593               $14,703
11/30/2003          $13,124                    $13,509                  $13,594               $14,704
12/31/2003          $13,164                    $13,554                  $13,636               $14,797
 1/31/2004          $13,188                    $13,582                  $13,654               $14,837
 2/29/2004          $13,226                    $13,624                  $13,678               $14,921
 3/31/2004          $13,240                    $13,642                  $13,694               $14,974
 4/30/2004          $13,182                    $13,585                  $13,668               $14,820
 5/31/2004          $13,170                    $13,576                  $13,668               $14,799
 6/30/2004          $13,182                    $13,591                  $13,667               $14,804
 7/31/2004          $13,209                    $13,622                  $13,695               $14,866
 8/31/2004          $13,244                    $13,662                  $13,732               $14,983
 9/30/2004          $13,268                    $13,689                  $13,731               $14,974
10/31/2004          $13,282                    $13,706                  $13,753               $15,026
11/30/2004          $13,272                    $13,699                  $13,743               $14,953
12/31/2004          $13,305                    $13,724                  $13,764               $14,990
 1/31/2005          $13,317                    $13,752                  $13,779               $14,987
 2/28/2005          $13,315                    $13,753                  $13,784               $14,959
 3/31/2005          $13,329                    $13,771                  $13,809               $14,948
 4/30/2005          $13,368                    $13,814                  $13,855               $15,034
 5/31/2005          $13,416                    $13,867                  $13,897               $15,099
 6/30/2005          $13,451                    $13,906                  $13,921               $15,133
 7/31/2005          $13,434                    $13,891                  $13,927               $15,093
 8/31/2005          $13,497                    $13,945                  $13,982               $15,191
 9/30/2005          $13,490                    $13,955                  $13,991               $15,153
10/31/2005          $13,503                    $13,957                  $14,015               $15,146
11/30/2005          $13,540                    $14,011                  $14,058               $15,196
12/31/2005          $13,590                    $14,065                  $14,111               $15,255
 1/31/2006          $13,625                    $14,104                  $14,147               $15,285
 2/28/2006          $13,651                    $14,119                  $14,181               $15,303
 3/31/2006          $13,676                    $14,162                  $14,223               $15,321
 4/30/2006          $13,718                    $14,207                  $14,270               $15,373
 5/31/2006          $13,748                    $14,241                  $14,312               $15,394
 6/30/2006          $13,786                    $14,269                  $14,350               $15,425
 7/31/2006          $13,859                    $14,361                  $14,431               $15,544
 8/31/2006          $13,935                    $14,443                  $14,501               $15,660
 9/30/2006          $14,001                    $14,514                  $14,566               $15,743
10/31/2006          $14,062                    $14,565                  $14,625               $15,809
11/30/2006          $14,128                    $14,651                  $14,685               $15,896
12/31/2006          $14,164                    $14,689                  $14,729               $15,904
 1/31/2007          $14,200                    $14,730                  $14,786               $15,941
 2/28/2007          $14,276                    $14,811                  $14,855               $16,070
 3/31/2007          $14,339                    $14,879                  $14,914               $16,133
 4/30/2007          $14,385                    $14,929                  $14,968               $16,192
 5/31/2007          $14,408                    $14,955                  $15,025               $16,180

--------------------------------------------------------------------------------

7 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio allocation is subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

8 The chart compares the performance of the Wells Fargo Advantage Stable Income Fund Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 9-12 Months U.S. Short Treasury Index, and the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   Thomas M. Price, CFA                    11/30/2000

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.97% 1 (excluding sales charges) for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index 4, which returned 13.19% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The market was much stronger than we expected during the period. Low levels of corporate defaults and global liquidity combined to provide a strong backdrop for high-yield securities. The percentage of U.S. issuers that have defaulted in the prior year according to Moody's Investors Service is below 1.5%, close to the lowest level in the last 25 years. The yield on the 10-year U.S. Treasury note also dropped from 5.12% to 4.89% during the period, providing a positive backdrop for high-yield corporate bond returns.

      Several factors contributed to the Fund's relative underperformance. High-yield spreads finished the period at all-time tight levels compared to U.S. Treasuries. We maintained relatively high cash balances throughout the period as we were unable to identify sufficient new investment opportunities given the market valuations. Our positions in bank debt provided solid income but did not experience the same price appreciation enjoyed by most high-yield bonds. Another significant factor was our decision to limit the Fund's maximum exposure to any one issuer to 3%. General Motors and Ford Motor, along with their finance subsidiaries, represented more than 11% of the Fund's benchmark index. Both issuers significantly outperformed the overall high-yield market during the period. However, we do not believe that having greater exposure would be prudent, because it would require significant concentration of the portfolio in highly correlated companies. On the positive side, the Fund's approximate 4% position in equities contributed positively to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Throughout the period, we remained at approximately market weight in CCC-rated securities but also maintained an approximate 4% position in equities. We also continued to overweight B-rated bonds and underweight BB-rated bonds while maintaining higher than normal cash balances. Our biggest challenge during the period was finding appropriate investments. Although there were plentiful new issues, many were not priced at an appropriate level given the risk involved. Most of the new leveraged buy-outs are being financed with less equity capital than we believe is appropriate.

      The most significant changes we made to the Fund's industry exposures were to increase positions in the finance, health care, consumer cyclical services, communications, and utilities industries. We significantly reduced positions in the metals, consumer products, retail, and building materials industries. The changes to the industry exposures were driven by our credit analysis of individual companies, rather than a change in our overall view of performance in any given industry.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the fundamental backdrop remains favorable for the high-yield market for the near future. We expect default rates to remain low throughout 2007. We will continue to work to position the Fund to benefit from the positive fundamentals by identifying appropriate risk/reward trade-offs in the lower-rated segments of the high-yield market. We also intend to maintain our exposure to equities and will look to increase them if valuations are attractive.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH-YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Strategic Income Fund.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                   Including Sales Charge                       Excluding Sales Charge              Gross      Net
                         ------------------------------------------   ------------------------------------------   Expense   Expense
                         6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------------------------
   Class A                  0.97       6.93    10.00       9.44          5.73      11.97    11.02       10.22       1.61%     1.10%
------------------------------------------------------------------------------------------------------------------------------------
   Class B                  0.44       6.25     9.64       9.08          5.44      11.25     9.91        9.08       2.36%     1.85%
------------------------------------------------------------------------------------------------------------------------------------
   Class C                  4.44      10.15     9.92       9.05          5.44      11.15     9.92        9.05       2.36%     1.85%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Corporate High Yield Bond Index 4             5.90      13.19    10.61        9.70
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BBB                                             (6%)
BB                                             (19%)
B                                              (42%)
CCC                                            (20%)
Cash                                            (7%)
Unrated                                         (6%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                WELLS FARGO ADVANTAGE             Lehman
                               STRATEGIC INCOME FUND -   Brothers U.S. Corporate
                                       Class A            High Yield Bond Index

11/30/2000                             $ 9,550                   $10,000
12/31/2000                             $10,049                   $10,193
 1/31/2001                             $11,374                   $10,957
 2/28/2001                             $11,436                   $11,103
 3/31/2001                             $10,938                   $10,841
 4/30/2001                             $10,855                   $10,706
 5/31/2001                             $11,094                   $10,899
 6/30/2001                             $10,696                   $10,593
 7/31/2001                             $10,739                   $10,749
 8/31/2001                             $11,021                   $10,876
 9/30/2001                             $10,040                   $10,145
10/31/2001                             $10,127                   $10,396
11/30/2001                             $10,645                   $10,775
12/31/2001                             $10,749                   $10,731
 1/31/2002                             $10,853                   $10,806
 2/28/2002                             $10,544                   $10,655
 3/31/2002                             $10,839                   $10,912
 4/30/2002                             $10,823                   $11,082
 5/31/2002                             $10,657                   $11,025
 6/30/2002                             $ 9,960                   $10,212
 7/31/2002                             $ 9,450                   $ 9,766
 8/31/2002                             $ 9,557                   $10,044
 9/30/2002                             $ 9,465                   $ 9,912
10/31/2002                             $ 9,281                   $ 9,826
11/30/2002                             $10,009                   $10,434
12/31/2002                             $10,060                   $10,580
 1/31/2003                             $10,236                   $10,933
 2/28/2003                             $10,392                   $11,067
 3/31/2003                             $10,758                   $11,386
 4/30/2003                             $11,456                   $12,061
 5/31/2003                             $11,540                   $12,186
 6/30/2003                             $12,063                   $12,536
 7/31/2003                             $12,108                   $12,398
 8/31/2003                             $12,179                   $12,541
 9/30/2003                             $12,612                   $12,884
10/31/2003                             $12,935                   $13,144
11/30/2003                             $13,071                   $13,343
12/31/2003                             $13,418                   $13,645
 1/31/2004                             $13,860                   $13,906
 2/29/2004                             $13,769                   $13,871
 3/31/2004                             $13,866                   $13,965
 4/30/2004                             $13,834                   $13,870
 5/31/2004                             $13,615                   $13,635
 6/30/2004                             $13,755                   $13,831
 7/31/2004                             $13,920                   $14,019
 8/31/2004                             $14,106                   $14,294
 9/30/2004                             $14,320                   $14,501
10/31/2004                             $14,578                   $14,763
11/30/2004                             $14,819                   $14,941
12/31/2004                             $15,023                   $15,164
 1/31/2005                             $15,035                   $15,144
 2/28/2005                             $15,289                   $15,367
 3/31/2005                             $14,896                   $14,920
 4/30/2005                             $14,660                   $14,775
 5/31/2005                             $14,838                   $15,037
 6/30/2005                             $15,085                   $15,332
 7/31/2005                             $15,320                   $15,600
 8/31/2005                             $15,368                   $15,630
 9/30/2005                             $15,273                   $15,474
10/31/2005                             $15,090                   $15,366
11/30/2005                             $15,288                   $15,446
12/31/2005                             $15,445                   $15,579
 1/31/2006                             $15,695                   $15,827
 2/28/2006                             $15,820                   $15,933
 3/31/2006                             $15,987                   $16,029
 4/30/2006                             $16,105                   $16,127
 5/31/2006                             $16,052                   $16,125
 6/30/2006                             $16,034                   $16,069
 7/31/2006                             $16,124                   $16,226
 8/31/2006                             $16,360                   $16,489
 9/30/2006                             $16,528                   $16,723
10/31/2006                             $16,765                   $16,950
11/30/2006                             $17,000                   $17,235
12/31/2006                             $17,150                   $17,424
 1/31/2007                             $17,341                   $17,619
 2/28/2007                             $17,543                   $17,865
 3/31/2007                             $17,587                   $17,884
 4/30/2007                             $17,827                   $18,117
 5/31/2007                             $17,974                   $18,252

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares, reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Thomas O'Connor, CFA                    06/30/1997
   William Stevens

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.20% 1 (excluding sales charges) for the 12-month period that ended May 31, 2007, under-performing its benchmark, the Lehman Brothers U.S. Aggregate Index 4 which returned 6.66% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security selection was the main driver of the Fund's performance during the 12-month reporting period. Underperformers for the Fund included Harrah's, Boston Scientific, Chemtura, Viacom, Bank of America, and Resona Bank. These holdings hurt the Fund's relative performance in the second half of 2006 while other holdings detracted from performance in the first five months in 2007 as a result of media headlines about the subprime mortgage market and interest rate volatility. Financial holdings impacted by subprime news included GMAC, ResCap, CIT, Washington Mutual, and Goldman Sachs.

      The Fund received a boost from trading in the mortgage sector and sector positioning in the corporate bond sector. The Fund's overweighting of commercial mortgage-backed securities (CMBS), particularly AAA-rated CMBS in the second half of 2006, and positive positioning within the maturity spectrum of the Fund's holdings, also aided its performance. Among corporate bonds, the Fund benefited from an overweighting in a number of holdings, including Lazard, Hess Corporation, Time Warner, XL Capital, Equity Office Properties, and the Japanese banks Resona and Sumitomo Mitsui. The Fund's underweighting of HSBC Finance, the second largest subprime mortgage originator in the United States, also contributed positively to performance.

      While trading of collateralized mortgage obligations (CMOs) and other specific pooled investment securities were the primary drivers of the Fund's performance within the mortgage sector, security selection that sought to take advantage of market underestimation of the impact on prepayments from continued deterioration of the housing market also benefited the Fund's performance. For example, the Fund's overweighting of Ginnie Mae securities that were backed by borrowers leveraged to the housing market outperformed when strong demand emerged from the CMO market. By taking advantage of dealer quarter-end balance sheet constraints, we were able to establish large overweightings at attractive levels in CMOs with 5.5% and 6% coupons. These securities subsequently outperformed as evidence emerged that their refinancing and turnover activity were not high as had been expected.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period we increased the Fund's overweighting in the telecommunications, media, and cable areas because of improving earnings trends and attractive differences between yields on securities of the same quality but different maturities--often called spread. We also increased exposure to high-quality sovereign debt by establishing new positions in the State of Israel and adding to the Fund's existing holding in the Province of Quebec. We took profits in real estate investment trusts (REITs) because there appeared to be better opportunities in CMBS, and we reduced the Fund's exposure in the financial sectors because of concerns about effects of the news about the subprime mortgage market. We also reduced the Fund's overweighting in utilities because these bonds had reached our spread targets.

      In mortgages we reduced overweights to 15-year, 6% and higher coupon Ginnie Mae securities during the period as valuations returned to what we believed were fair value. Against these sales we purchased 30-year, pass-through securities that had underperformed on supply and extension fears. We remained overweight CMBS where we believe this sector offers great relative value compared to agency debt. Within the CMBS market we prefer the seasoned vintages as they have better underwriting than more recent vintages.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      There remains uncertainty about whether the housing downturn will remain contained. Some observers believe there are signs of the downturn leveling off. However, we think it remains too early to make this assessment. There are other signs that are pointing to healthy U.S. economic growth. For example, inventories are rebuilding, the unemployment rate remains low, and exports are strong. There have not been any recent indicators of rising global inflation and it appears that fixed-income markets have not priced in a risk of inflation. Even a modest risk premium for the possibility of rising inflation--or a reversion of real yields to late 1990s levels--could keep yields rising to rates that have not been seen in some time. Higher interest rates are creating challenges for mortgage bankers. Although there has not been much volatility in the mortgage sector, we believe it is a possibility later this year.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                   Including Sales Charge                       Excluding Sales Charge              Gross      Net
                         ------------------------------------------   ------------------------------------------   Expense   Expense
                         6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------------------------
   Class A                 (4.04)     1.42     3.55        5.52          0.48      6.20     4.50        6.01        1.03%     0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Class B                 (4.89)     0.41     3.32        5.57          0.11      5.41     3.67        5.57        1.78%     1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Class C                 (0.90)     4.42     3.67        5.48          0.10      5.42     3.67        5.48        1.78%     1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Class Z                                                               0.51      6.17     4.45        5.90        1.19%     0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                   0.55      6.44     4.72        6.16        0.85%     0.70%
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                   0.69      6.65     4.93        6.30        0.58%     0.42%
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Index 4                             0.69      6.66     4.72        6.10

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                         (5%)
Collateralized Mortgage Securities             (34%)
Corporate Bonds                                (17%)
Foreign Government                              (1%)
Repurchase Agreements                           (1%)
U.S. Treasury Bonds                             (5%)
U.S. Treasury Notes                             (7%)
U.S. Government Agencies                       (30%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE
             TOTAL RETURN BOND FUND -   TOTAL RETURN BOND FUND -   Lehman Brothers U.S.
                     Class A               Administrator Class        Aggregate Index
 6/30/1997            $ 9,550                    $10,000                  $10,000
 7/31/1997            $ 9,812                    $10,276                  $10,270
 8/31/1997            $ 9,715                    $10,176                  $10,182
 9/30/1997            $ 9,864                    $10,333                  $10,332
10/31/1997            $10,015                    $10,493                  $10,482
11/30/1997            $10,061                    $10,543                  $10,530
12/31/1997            $10,135                    $10,622                  $10,636
 1/31/1998            $10,272                    $10,768                  $10,773
 2/28/1998            $10,258                    $10,755                  $10,765
 3/31/1998            $10,299                    $10,800                  $10,802
 4/30/1998            $10,331                    $10,835                  $10,858
 5/31/1998            $10,449                    $10,960                  $10,961
 6/30/1998            $10,549                    $11,067                  $11,054
 7/31/1998            $10,564                    $11,085                  $11,078
 8/31/1998            $10,768                    $11,300                  $11,258
 9/30/1998            $10,997                    $11,543                  $11,521
10/31/1998            $10,910                    $11,453                  $11,461
11/30/1998            $10,934                    $11,480                  $11,526
12/31/1998            $10,997                    $11,549                  $11,560
 1/31/1999            $11,070                    $11,626                  $11,643
 2/28/1999            $10,880                    $11,428                  $11,440
 3/31/1999            $10,965                    $11,520                  $11,503
 4/30/1999            $10,985                    $11,543                  $11,539
 5/31/1999            $10,894                    $11,449                  $11,438
 6/30/1999            $10,866                    $11,421                  $11,402
 7/31/1999            $10,840                    $11,395                  $11,353
 8/31/1999            $10,839                    $11,396                  $11,348
 9/30/1999            $10,943                    $11,508                  $11,479
10/31/1999            $10,962                    $11,529                  $11,522
11/30/1999            $10,960                    $11,529                  $11,521
12/31/1999            $10,911                    $11,480                  $11,465
 1/31/2000            $10,912                    $11,482                  $11,428
 2/29/2000            $11,047                    $11,627                  $11,566
 3/31/2000            $11,187                    $11,775                  $11,718
 4/30/2000            $11,161                    $11,750                  $11,685
 5/31/2000            $11,141                    $11,730                  $11,679
 6/30/2000            $11,384                    $11,988                  $11,922
 7/31/2000            $11,485                    $12,097                  $12,031
 8/31/2000            $11,636                    $12,258                  $12,205
 9/30/2000            $11,754                    $12,384                  $12,282
10/31/2000            $11,785                    $12,418                  $12,363
11/30/2000            $11,968                    $12,614                  $12,566
12/31/2000            $12,204                    $12,864                  $12,800
 1/31/2001            $12,377                    $13,048                  $13,010
 2/28/2001            $12,482                    $13,161                  $13,123
 3/31/2001            $12,561                    $13,247                  $13,188
 4/30/2001            $12,490                    $13,173                  $13,133
 5/31/2001            $12,570                    $13,261                  $13,212
 6/30/2001            $12,619                    $13,314                  $13,262
 7/31/2001            $12,912                    $13,626                  $13,559
 8/31/2001            $13,043                    $13,765                  $13,715
 9/30/2001            $13,226                    $13,961                  $13,876
10/31/2001            $13,491                    $14,243                  $14,166
11/30/2001            $13,270                    $14,066                  $13,970
12/31/2001            $13,347                    $13,984                  $13,881
 1/31/2002            $13,425                    $14,116                  $13,993
 2/28/2002            $13,565                    $14,255                  $14,129
 3/31/2002            $13,315                    $13,991                  $13,894
 4/30/2002            $13,563                    $14,258                  $14,164
 5/31/2002            $13,669                    $14,371                  $14,284
 6/30/2002            $13,755                    $14,463                  $14,408
 7/31/2002            $13,950                    $14,661                  $14,582
 8/31/2002            $14,178                    $14,908                  $14,828
 9/30/2002            $14,424                    $15,173                  $15,068
10/31/2002            $14,340                    $15,086                  $14,999
11/30/2002            $14,358                    $15,109                  $14,995
12/31/2002            $14,656                    $15,411                  $15,305
 1/31/2003            $14,683                    $15,420                  $15,318
 2/28/2003            $14,899                    $15,650                  $15,530
 3/31/2003            $14,866                    $15,630                  $15,518
 4/30/2003            $15,003                    $15,781                  $15,646
 5/31/2003            $15,315                    $16,106                  $15,937
 6/30/2003            $15,262                    $16,055                  $15,905
 7/31/2003            $14,735                    $15,521                  $15,371
 8/31/2003            $14,863                    $15,662                  $15,472
 9/30/2003            $15,265                    $16,083                  $15,882
10/31/2003            $15,119                    $15,929                  $15,735
11/30/2003            $15,144                    $15,959                  $15,773
12/31/2003            $15,297                    $16,126                  $15,933
 1/31/2004            $15,412                    $16,253                  $16,061
 2/29/2004            $15,574                    $16,429                  $16,235
 3/31/2004            $15,697                    $16,550                  $16,357
 4/30/2004            $15,315                    $16,157                  $15,932
 5/31/2004            $15,247                    $16,087                  $15,868
 6/30/2004            $15,314                    $16,162                  $15,958
 7/31/2004            $15,470                    $16,332                  $16,116
 8/31/2004            $15,751                    $16,637                  $16,424
 9/30/2004            $15,794                    $16,673                  $16,468
10/31/2004            $15,912                    $16,816                  $16,607
11/30/2004            $15,778                    $16,675                  $16,474
12/31/2004            $15,907                    $16,817                  $16,625
 1/31/2005            $16,003                    $16,923                  $16,730
 2/28/2005            $15,920                    $16,837                  $16,631
 3/31/2005            $15,815                    $16,727                  $16,547
 4/30/2005            $16,014                    $16,944                  $16,770
 5/31/2005            $16,191                    $17,137                  $16,951
 6/30/2005            $16,278                    $17,234                  $17,044
 7/31/2005            $16,122                    $17,069                  $16,889
 8/31/2005            $16,313                    $17,278                  $17,105
 9/30/2005            $16,144                    $17,097                  $16,929
10/31/2005            $16,015                    $16,960                  $16,796
11/30/2005            $16,067                    $17,032                  $16,869
12/31/2005            $16,212                    $17,176                  $17,030
 1/31/2006            $16,213                    $17,179                  $17,031
 2/28/2006            $16,252                    $17,223                  $17,088
 3/31/2006            $16,099                    $17,075                  $16,920
 4/30/2006            $16,063                    $17,037                  $16,890
 5/31/2006            $16,043                    $17,003                  $16,871
 6/30/2006            $16,063                    $17,040                  $16,907
 7/31/2006            $16,272                    $17,268                  $17,135
 8/31/2006            $16,509                    $17,525                  $17,397
 9/30/2006            $16,652                    $17,681                  $17,550
10/31/2006            $16,770                    $17,796                  $17,666
11/30/2006            $16,956                    $17,999                  $17,871
12/31/2006            $16,842                    $17,878                  $17,767
 1/31/2007            $16,837                    $17,874                  $17,760
 2/28/2007            $17,093                    $18,167                  $18,034
 3/31/2007            $17,089                    $18,150                  $18,034
 4/30/2007            $17,167                    $18,251                  $18,131
 5/31/2007            $17,037                    $18,097                  $17,994

--------------------------------------------------------------------------------

1 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

5 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio allocation is subject to change. See notes to the Financial Statements for a discussion of the Master Portfolio.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Aggregate Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum, initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Jay N. Mueller, CFA                     03/31/1994
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.01% 1 (excluding sales charges) for the 12-month period that ended May 31, 2007, under-performing its benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Bond Index 4, which returned 5.23%. In addition, the Fund underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 5, which returned 5.10%, and it outperformed the Lehman Brothers 9-12 Months U.S. Short Treasury Index 6, which returned 4.99% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      For most of the period we targeted an interest rate sensitivity (duration) below that of the Fund's primary benchmark. This strategy generally detracted from performance during the first half of the period because short-term yields fell sharply despite a 0.25% increase in the Fed's overnight rate target at its meeting on June 29, 2006. In the second half of the period, short-term interest rates rose and the Fund's reduced duration was a modest benefit. The Fund consistently held substantial positions in corporate bonds and mortgage-backed securities (MBS), which on average added to relative performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As market interest rates declined, we continued to target a defensive interest rate posture, stressing short-duration instruments such as floating-rate securities. In the latter part of the period, with rates having risen as we expected, we moved closer to a neutral duration posture in the Fund. Our sector allocation strategy was to maintain substantial positions in both corporate bonds and mortgage-backed securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The U.S. economic expansion entered a mid-cycle slowdown in the second quarter of 2006. While housing and high energy costs remain impediments to growth, we believe that the worst of the slowdown is now behind us. There could be a few more quarters of subtrend growth as the housing sector continues its retrenchment, but we continue to believe that a slide into recessionary conditions is unlikely in 2007. Recent data on consumer spending, employment, and manufacturing generally support our view.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will leave its overnight rate targets unchanged for the remainder of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C and Class Z shares reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Short Duration Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio). However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an Index.

5 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S.Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                  Excluding Sales Charge           Gross      Net
                         -------------------------------------   -------------------------------------   Expense   Expense
                         6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
--------------------------------------------------------------------------------------------------------------------------
   Class A                  0.42      2.91     2.34      3.67       2.47      5.01     2.76      3.87     1.51%     0.80%
--------------------------------------------------------------------------------------------------------------------------
   Class B                  0.59      2.84     1.93      3.13       2.09      4.34     1.93      3.13     2.26%     1.55%
--------------------------------------------------------------------------------------------------------------------------
   Class C                  0.98      3.23     1.90      2.98       1.98      4.23     1.90      2.98     2.26%     1.55%
--------------------------------------------------------------------------------------------------------------------------
   Class Z                                                          2.34      4.97     2.74      3.85     1.68%     0.84%
--------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------
       Lehman Brothers Short-Term U.S. Government/Credit Bond
         Index 4                                                    2.50      5.23      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------
       Lehman Brothers 1-3 Year U.S. Government/Credit Bond
         Index 5                                                    1.78      5.10     3.27      4.93
--------------------------------------------------------------------------------------------------------------------------
       Lehman Brothers 9-12 Months U.S. Short Treasury Index 6      2.32      4.99     2.65      4.16

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                         (23%)
Cash Equivalents                                 (4%)
Collateralized Mortgage Securities              (25%)
Corporate Bonds                                 (25%)
Foreign Corporate Bonds                          (4%)
Municipal Bonds                                  (3%)
U.S. Government Agencies                        (16%)

GROWTH OF $10,000 INVESTMENT 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE       WELLS FARGO ADVANTAGE       Lehman Brothers 1-3 Year        Lehman Brothers 9-12
                    ULTRA-SHORT DURATION BOND   ULTRA-SHORT DURATION BOND   U.S. Government/Credit Bond   Months U.S. Short Treasury
                          FUND - Class A              FUND - Class Z                   Index                         Index
 5/31/1997                   $ 9,800                     $10,000                      $10,000                       $10,000
 6/30/1997                   $ 9,903                     $10,105                      $10,070                       $10,057
 7/31/1997                   $ 9,968                     $10,171                      $10,181                       $10,124
 8/31/1997                   $10,005                     $10,209                      $10,191                       $10,159
 9/30/1997                   $10,123                     $10,330                      $10,270                       $10,217
10/31/1997                   $ 9,994                     $10,198                      $10,343                       $10,273
11/30/1997                   $10,016                     $10,220                      $10,369                       $10,309
12/31/1997                   $10,126                     $10,332                      $10,438                       $10,363
 1/31/1998                   $10,119                     $10,326                      $10,539                       $10,431
 2/28/1998                   $10,208                     $10,416                      $10,549                       $10,460
 3/31/1998                   $10,279                     $10,489                      $10,590                       $10,510
 4/30/1998                   $10,314                     $10,524                      $10,643                       $10,560
 5/31/1998                   $10,337                     $10,548                      $10,701                       $10,609
 6/30/1998                   $10,357                     $10,569                      $10,756                       $10,660
 7/31/1998                   $10,469                     $10,683                      $10,806                       $10,711
 8/31/1998                   $10,293                     $10,503                      $10,930                       $10,789
 9/30/1998                   $10,350                     $10,561                      $11,077                       $10,877
10/31/1998                   $10,373                     $10,584                      $11,125                       $10,934
11/30/1998                   $10,476                     $10,690                      $11,123                       $10,949
12/31/1998                   $10,539                     $10,754                      $11,166                       $10,992
 1/31/1999                   $10,572                     $10,788                      $11,214                       $11,035
 2/28/1999                   $10,588                     $10,804                      $11,167                       $11,049
 3/31/1999                   $10,679                     $10,897                      $11,246                       $11,113
 4/30/1999                   $10,802                     $11,023                      $11,284                       $11,153
 5/31/1999                   $10,820                     $11,041                      $11,275                       $11,186
 6/30/1999                   $10,889                     $11,112                      $11,309                       $11,228
 7/31/1999                   $10,933                     $11,156                      $11,341                       $11,278
 8/31/1999                   $10,935                     $11,158                      $11,371                       $11,314
 9/30/1999                   $10,995                     $11,219                      $11,447                       $11,376
10/31/1999                   $11,064                     $11,290                      $11,481                       $11,415
11/30/1999                   $11,125                     $11,352                      $11,507                       $11,444
12/31/1999                   $11,147                     $11,374                      $11,518                       $11,476
 1/31/2000                   $11,161                     $11,389                      $11,518                       $11,516
 2/29/2000                   $11,211                     $11,440                      $11,598                       $11,575
 3/31/2000                   $11,261                     $11,491                      $11,664                       $11,632
 4/30/2000                   $11,308                     $11,539                      $11,686                       $11,689
 5/31/2000                   $11,355                     $11,587                      $11,729                       $11,740
 6/30/2000                   $11,446                     $11,679                      $11,858                       $11,830
 7/31/2000                   $11,518                     $11,753                      $11,939                       $11,894
 8/31/2000                   $11,578                     $11,814                      $12,034                       $11,933
 9/30/2000                   $11,662                     $11,900                      $12,133                       $12,003
10/31/2000                   $11,709                     $11,948                      $12,187                       $12,058
11/30/2000                   $11,723                     $11,962                      $12,300                       $12,138
12/31/2000                   $11,870                     $12,113                      $12,449                       $12,252
 1/31/2001                   $12,033                     $12,268                      $12,625                       $12,386
 2/28/2001                   $12,098                     $12,346                      $12,715                       $12,440
 3/31/2001                   $12,144                     $12,393                      $12,818                       $12,526
 4/30/2001                   $12,175                     $12,425                      $12,859                       $12,583
 5/31/2001                   $12,263                     $12,509                      $12,938                       $12,655
 6/30/2001                   $12,235                     $12,480                      $12,988                       $12,692
 7/31/2001                   $12,367                     $12,619                      $13,151                       $12,773
 8/31/2001                   $12,476                     $12,715                      $13,240                       $12,808
 9/30/2001                   $12,473                     $12,722                      $13,437                       $12,926
10/31/2001                   $12,533                     $12,766                      $13,572                       $13,003
11/30/2001                   $12,508                     $12,739                      $13,535                       $13,026
12/31/2001                   $12,479                     $12,720                      $13,542                       $13,056
 1/31/2002                   $12,453                     $12,692                      $13,580                       $13,070
 2/28/2002                   $12,467                     $12,706                      $13,639                       $13,100
 3/31/2002                   $12,396                     $12,633                      $13,551                       $13,080
 4/30/2002                   $12,466                     $12,704                      $13,702                       $13,159
 5/31/2002                   $12,510                     $12,749                      $13,774                       $13,186
 6/30/2002                   $12,523                     $12,761                      $13,884                       $13,250
 7/31/2002                   $12,471                     $12,706                      $14,022                       $13,297
 8/31/2002                   $12,514                     $12,751                      $14,098                       $13,312
 9/30/2002                   $12,557                     $12,794                      $14,220                       $13,365
10/31/2002                   $12,551                     $12,785                      $14,238                       $13,391
11/30/2002                   $12,602                     $12,846                      $14,238                       $13,396
12/31/2002                   $12,640                     $12,883                      $14,392                       $13,444
 1/31/2003                   $12,679                     $12,922                      $14,410                       $13,455
 2/28/2003                   $12,742                     $12,986                      $14,489                       $13,473
 3/31/2003                   $12,766                     $13,010                      $14,520                       $13,495
 4/30/2003                   $12,826                     $13,060                      $14,576                       $13,509
 5/31/2003                   $12,847                     $13,085                      $14,659                       $13,524
 6/30/2003                   $12,851                     $13,101                      $14,691                       $13,550
 7/31/2003                   $12,790                     $13,038                      $14,595                       $13,545
 8/31/2003                   $12,818                     $13,053                      $14,601                       $13,558
 9/30/2003                   $12,869                     $13,106                      $14,762                       $13,598
10/31/2003                   $12,859                     $13,119                      $14,703                       $13,593
11/30/2003                   $12,874                     $13,122                      $14,704                       $13,594
12/31/2003                   $12,912                     $13,175                      $14,797                       $13,636
 1/31/2004                   $12,939                     $13,189                      $14,837                       $13,654
 2/29/2004                   $12,979                     $13,229                      $14,921                       $13,678
 3/31/2004                   $13,006                     $13,256                      $14,974                       $13,694
 4/30/2004                   $12,957                     $13,218                      $14,820                       $13,668
 5/31/2004                   $12,942                     $13,203                      $14,799                       $13,668
 6/30/2004                   $12,944                     $13,204                      $14,804                       $13,667
 7/31/2004                   $12,961                     $13,220                      $14,866                       $13,695
 8/31/2004                   $13,015                     $13,261                      $14,983                       $13,732
 9/30/2004                   $13,031                     $13,291                      $14,974                       $13,731
10/31/2004                   $13,032                     $13,283                      $15,026                       $13,753
11/30/2004                   $13,023                     $13,284                      $14,953                       $13,743
12/31/2004                   $13,043                     $13,303                      $14,990                       $13,764
 1/31/2005                   $13,088                     $13,333                      $14,987                       $13,779
 2/28/2005                   $13,106                     $13,349                      $14,959                       $13,784
 3/31/2005                   $13,099                     $13,339                      $14,948                       $13,809
 4/30/2005                   $13,119                     $13,390                      $15,034                       $13,855
 5/31/2005                   $13,169                     $13,440                      $15,099                       $13,897
 6/30/2005                   $13,193                     $13,448                      $15,133                       $13,921
 7/31/2005                   $13,220                     $13,474                      $15,093                       $13,927
 8/31/2005                   $13,272                     $13,525                      $15,191                       $13,982
 9/30/2005                   $13,289                     $13,554                      $15,153                       $13,991
10/31/2005                   $13,326                     $13,591                      $15,146                       $14,015
11/30/2005                   $13,370                     $13,621                      $15,196                       $14,058
12/31/2005                   $13,402                     $13,654                      $15,255                       $14,111
 1/31/2006                   $13,439                     $13,705                      $15,285                       $14,147
 2/28/2006                   $13,487                     $13,754                      $15,303                       $14,181
 3/31/2006                   $13,540                     $13,793                      $15,321                       $14,223
 4/30/2006                   $13,591                     $13,845                      $15,373                       $14,270
 5/31/2006                   $13,649                     $13,903                      $15,394                       $14,312
 6/30/2006                   $13,688                     $13,943                      $15,425                       $14,350
 7/31/2006                   $13,745                     $13,999                      $15,544                       $14,431
 8/31/2006                   $13,802                     $14,072                      $15,660                       $14,501
 9/30/2006                   $13,859                     $14,130                      $15,743                       $14,566
10/31/2006                   $13,931                     $14,188                      $15,809                       $14,625
11/30/2006                   $13,988                     $14,260                      $15,896                       $14,685
12/31/2006                   $14,046                     $14,319                      $15,904                       $14,729
 1/31/2007                   $14,105                     $14,364                      $15,941                       $14,786
 2/28/2007                   $14,175                     $14,435                      $16,070                       $14,855
 3/31/2007                   $14,220                     $14,496                      $16,133                       $14,914
 4/30/2007                   $14,271                     $14,546                      $16,192                       $14,968
 5/31/2007                   $14,333                     $14,594                      $16,180                       $15,025

--------------------------------------------------------------------------------

6 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S.Treasury bills, notes, and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

7 Portfolio allocation is subject to change.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND Class A shares and Class Z shares for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index and the Lehman Brothers 9-12 Months U.S. Short Treasury Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (December 1, 2006 to May 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Beginning     Ending
                                                                                 Account     Account      Expenses
                                                                                  Value       Value      Paid During     Net Annual
                                                                               12/01/2006   05/31/2007     Period*     Expense Ratio
   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Diversified Bond Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,004.10      $3.50          0.70%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.44      $3.53          0.70%

   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage High Yield Bond Fund - Class A Actual                  $1,000.00    $1,053.50      $5.89          1.15%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,019.20      $5.79          1.15%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage High Yield Bond Fund - Class B Actual                  $1,000.00    $1,049.60      $9.71          1.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,015.46      $9.55          1.90%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage High Yield Bond Fund - Class C Actual                  $1,000.00    $1,050.60      $9.71          1.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,015.46      $9.55          1.90%

   WELLS FARGO ADVANTAGE INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Income Plus Fund - Class A Actual                      $1,000.00    $1,015.80      $5.03          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,019.95      $5.04          1.00%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Income Plus Fund - Class B Actual                      $1,000.00    $1,012.00      $8.78          1.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.21      $8.80          1.75%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Income Plus Fund - Class C Actual                      $1,000.00    $1,012.00      $8.78          1.75%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.21      $8.80          1.75%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account     Account       Expenses
                                                                                  Value       Value      Paid During    Net Annual
                                                                               12/01/2006   05/31/2007     Period*     Expense Ratio
   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Inflation-Protected Bond Fund - Class A Actual         $1,000.00    $  991.60      $4.22          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.69      $4.28          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Inflation-Protected Bond Fund - Class B Actual         $1,000.00    $  987.90      $7.93          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Inflation-Protected Bond Fund - Class C Actual         $1,000.00    $  988.90      $7.93          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Inflation-Protected Bond Fund - Administrator Class
   Actual                                                                       $1,000.00    $  992.80      $2.98          0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.94      $3.02          0.60%

   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Intermediate Government Income Fund - Class A Actual   $1,000.00    $1,007.10      $4.75          0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.19      $4.78          0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Intermediate Government Income Fund - Class B Actual   $1,000.00    $1,003.30      $8.49          1.70%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.45      $8.55          1.70%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Intermediate Government Income Fund - Class C Actual   $1,000.00    $1,003.30      $8.49          1.70%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.45      $8.55          1.70%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Intermediate Government Income Fund - Administrator
   Class Actual                                                                 $1,000.00    $1,008.30      $3.50          0.70%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.44      $3.53          0.70%

   WELLS FARGO ADVANTAGE SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Bond Fund - Class A Actual              $1,000.00    $1,017.20      $4.27          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.69      $4.28          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Bond Fund - Class B Actual              $1,000.00    $1,013.40      $8.03          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Bond Fund - Class C Actual              $1,000.00    $1,013.40      $8.03          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Bond Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,017.40      $3.02          0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.94      $3.02          0.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Short Duration Bond Fund - Institutional Class
   Actual                                                                       $1,000.00    $1,018.30      $2.11          0.42%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,022.84      $2.12          0.42%

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account     Account       Expenses
                                                                                  Value       Value      Paid During    Net Annual
                                                                               12/01/2006   05/31/2007     Period*     Expense Ratio
   WELLS FARGO ADVANTAGE STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Stable Income Fund - Class A Actual                    $1,000.00    $1,019.80      $4.28          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.69      $4.28          0.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Stable Income Fund - Class B Actual                    $1,000.00    $1,015.80      $8.04          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Stable Income Fund - Class C Actual                    $1,000.00    $1,016.10      $8.04          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.95      $8.05          1.60%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Stable Income Fund - Administrator Class Actual        $1,000.00    $1,020.80      $3.27          0.65%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.69      $3.28          0.65%

   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Strategic Income Fund - Class A Actual                 $1,000.00    $1,057.30      $5.64          1.10%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,019.45      $5.54          1.10%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Strategic Income Fund - Class B Actual                 $1,000.00    $1,054.40      $9.48          1.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,015.71      $9.30          1.85%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Strategic Income Fund - Class C Actual                 $1,000.00    $1,054.40      $9.48          1.85%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,015.71      $9.30          1.85%

   WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Class A Actual                $1,000.00    $1,004.80      $4.50          0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.44      $4.53          0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Class B Actual                $1,000.00    $1,001.10      $8.23          1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.70      $8.30          1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Class C Actual                $1,000.00    $1,001.00      $8.23          1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,016.70      $8.30          1.65%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Class Z Actual                $1,000.00    $1,005.10      $4.75          0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.19      $4.78          0.95%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Administrator Class
   Actual                                                                       $1,000.00    $1,005.50      $3.50          0.70%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,021.44      $3.53          0.70%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Total Return Bond Fund - Institutional Class
   Actual                                                                       $1,000.00    $1,006.90      $2.10          0.42%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,022.84      $2.12          0.42%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                               Beginning      Ending
                                                                                Account      Account       Expenses
                                                                                 Value        Value      Paid During    Net Annual
                                                                               12/01/2006   05/31/2007     Period*     Expense Ratio
   WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class A Actual        $1,000.00    $1,024.70      $4.04          0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.94      $4.03          0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class B Actual        $1,000.00    $1,020.90      $7.81          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,017.20      $7.80          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class C Actual        $1,000.00    $1,019.80      $7.81          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,017.20      $7.80          1.55%
------------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class Z Actual        $1,000.00    $1,023.40      $4.24          0.84%
------------------------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% Return before expenses)                                     $1,000.00    $1,020.74      $4.23          0.84%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT     SECURITY NAME                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS -  100.15%
     N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO    $ 8,027,800
     N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO         56,131,979
     N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO            16,037,333

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $80,703,188)    80,197,112
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $80,703,188)*                            100.15%                 $80,197,112

OTHER ASSETS AND LIABILITIES, NET               (0.15)                    (121,681)
                                               ------                  -----------

TOTAL NET ASSETS                               100.00%                 $80,075,431
                                               ======                  ===========

*     COST FOR FEDERAL INCOME TAX PURPOSES IS $80,940,515 AND NET UNREALIZED
      APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                                 $ 10,542,080
        GROSS UNREALIZED DEPRECIATION                                  (11,285,483)
                                                                      ------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)                       $   (743,403)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.49%
$   500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                             8.29%       06/20/2031    $      506,309

TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                            506,309
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 75.68%

AEROSPACE - 0.16%
     50,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++                                8.50        04/01/2015            52,750
     50,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC(Y)                               8.88        04/01/2015            52,750
     60,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++                                9.75        04/01/2017            64,200

                                                                                                                         169,700
                                                                                                                  --------------
AGRICULTURAL PRODUCTION CROPS - 1.20%
    425,000  DOLE FOOD COMPANY INCORPORATED                                             8.63        05/01/2009           433,500
    200,000  DOLE FOOD COMPANY INCORPORATED                                             7.25        06/15/2010           198,000
    600,000  DOLE FOOD COMPANY INCORPORATED<<                                           8.88        03/15/2011           612,000

                                                                                                                       1,243,500
                                                                                                                  --------------
AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.50%
    300,000  PILGRIM'S PRIDE CORPORATION                                                7.63        05/01/2015           308,250
    200,000  PILGRIM'S PRIDE CORPORATION<<                                              8.38        05/01/2017           206,000

                                                                                                                         514,250
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 0.51%
    530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                          6.75        06/01/2013           528,675
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.60%
    600,000  PAYLESS SHOESOURCE INCORPORATED                                            8.25        08/01/2013           618,000
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.98%
    275,000  HANESBRANDS INCORPORATED+/-++                                              8.74        12/15/2014           285,313
    600,000  LEVI STRAUSS & COMPANY<<                                                  12.25        12/15/2012           652,500
     75,000  PHILLIPS VAN-HEUSEN                                                        7.25        02/15/2011            76,781

                                                                                                                       1,014,594
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.66%
    400,000  ASBURY AUTOMOTIVE GROUP INCORPORATED++                                     7.63        03/15/2017           400,000
    150,000  AUTONATION INCORPORATED<<+/-                                               7.36        04/15/2013           151,500
    125,000  GROUP 1 AUTOMOTIVE INCORPORATED                                            8.25        08/15/2013           129,688
    575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                                     8.63        08/15/2013           603,031
    425,000  UNITED AUTO GROUP INCORPORATED++                                           7.75        12/15/2016           429,250

                                                                                                                       1,713,469
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.36%
    100,000  ESCO CORPORATION++                                                         8.63        12/15/2013           107,000
    250,000  ESCO CORPORATION+/-++                                                      9.23        12/15/2013           260,000

                                                                                                                         367,000
                                                                                                                  --------------
BUSINESS SERVICES - 5.20%
    350,000  AFFINITY GROUP INCORPORATED                                                9.00        02/15/2012           367,500
     50,000  AFFINITY GROUP INCORPORATED(Y)                                            10.88        02/15/2012            53,000
    100,000  KAR HOLDINGS INCORPORATED++                                                8.75        05/01/2014           102,000
    365,000  KAR HOLDINGS INCORPORATED++                                               10.00        05/01/2015           374,125
    200,000  NEFF CORPORATION++                                                        10.00        06/01/2015           204,500
    380,000  NEFF RENTAL/NEFF FINANCE                                                  11.25        06/15/2012           440,800
    475,000  OPEN SOLUTIONS INCORPORATED++                                              9.75        02/01/2015           492,813
    700,000  PENHALL INTERNATIONAL CORPORATION++                                       12.00        08/01/2014           770,000
    700,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                            6.80        10/01/2016           692,125

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
BUSINESS SERVICES (CONTINUED)
$   200,000  SUNGARD DATA SYSTEMS INCORPORATED                                          3.75%       01/15/2009    $      193,000
    850,000  SUNGARD DATA SYSTEMS INCORPORATED                                          9.13        08/15/2013           903,125
    300,000  SUNGARD DATA SYSTEMS INCORPORATED                                         10.25        08/15/2015           328,125
    425,000  WILLIAMS SCOTSMAN INCORPORATED                                             8.50        10/01/2015           451,563

                                                                                                                       5,372,676
                                                                                                                  --------------
CASINO & GAMING - 1.35%
    120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                             8.86        11/15/2012           122,700
    250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                                8.00        11/15/2013           258,750
    400,000  MGM MIRAGE INCORPORATED                                                    6.00        10/01/2009           398,000
     25,000  MGM MIRAGE INCORPORATED                                                    6.75        09/01/2012            24,750
    480,000  PENN NATIONAL GAMING INCORPORATED                                          6.88        12/01/2011           483,600
    100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                         9.75        11/01/2011           105,750

                                                                                                                       1,393,550
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 1.68%
    230,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                        10.13        09/01/2008           242,075
    150,000  HUNTSMAN INTERNATIONAL LLC++                                               7.88        11/15/2014           157,688
    265,000  INNOPHOS INCORPORATED                                                      8.88        08/15/2014           279,575
    167,000  LYONDELL CHEMICAL COMPANY                                                  8.00        09/15/2014           176,603
    278,000  LYONDELL CHEMICAL COMPANY                                                  8.25        09/15/2016           300,935
     55,000  LYONDELL CHEMICAL COMPANY                                                  6.88        06/15/2017            55,069
    250,000  MOSAIC COMPANY++                                                           7.38        12/01/2014           260,625
    250,000  MOSAIC COMPANY<<++                                                         7.63        12/01/2016           265,625

                                                                                                                       1,738,195
                                                                                                                  --------------
COMMUNICATIONS - 13.28%
    600,000  CENTENNIAL COMMUNICATIONS CORPORATION<<                                   10.00        01/01/2013           651,000
    895,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                    8.00        04/30/2012           938,631
    525,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                    8.38        04/30/2014           551,250
     35,000  CITIZENS COMMUNICATIONS COMPANY                                            7.13        03/15/2019            34,825
    325,000  CITIZENS COMMUNICATIONS COMPANY                                            7.05        10/01/2046           281,125
    450,000  CRICKET COMMUNICATIONS INCORPORATED                                        9.38        11/01/2014           477,000
    275,000  CSC HOLDINGS INCORPORATED                                                  7.88        12/15/2007           278,094
    500,000  DIRECTV HOLDINGS/FINANCE                                                   8.38        03/15/2013           527,500
     50,000  DIRECTV HOLDINGS/FINANCE                                                   6.38        06/15/2015            48,500
    200,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                       8.38        11/01/2011           213,000
    400,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                       9.88        11/01/2012           437,000
    250,000  DOBSON COMMUNICATIONS CORPORATION+/-                                       9.61        10/15/2012           257,500
    695,000  DOBSON COMMUNICATIONS CORPORATION<<                                        8.88        10/01/2013           731,488
    350,000  ECHOSTAR DBS CORPORATION                                                   7.13        02/01/2016           359,188
    280,000  ESCHELON OPERATING COMPANY                                                 8.38        03/15/2010           270,550
    300,000  FISHER COMMUNICATIONS INCORPORATED                                         8.63        09/15/2014           322,125
    350,000  INTELSAT CORPORATION                                                       9.00        06/15/2016           383,250
    660,000  L-3 COMMUNICATIONS CORPORATION                                             6.38        10/15/2015           658,350
    175,000  LEVEL 3 FINANCING INCORPORATED                                            12.25        03/15/2013           204,750
    825,000  METROPCS WIRELESS INCORPORATED++                                           9.25        11/01/2014           874,500
    750,000  PANAMSAT CORPORATION                                                       9.00        08/15/2014           810,000
    155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                            7.25        02/15/2011           158,100
    785,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                   7.50        02/15/2014           810,513
    150,000  QWEST CORPORATION                                                          7.50        10/01/2014           157,875
    480,000  QWEST CORPORATION                                                          7.63        06/15/2015           508,800
  1,305,000  RURAL CELLULAR CORPORATION                                                 9.88        02/01/2010         1,371,881
    200,000  RURAL CELLULAR CORPORATION                                                 8.25        03/15/2012           210,500
    300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                                     9.25        02/15/2014           322,125
    200,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                       7.75        02/15/2015           214,427

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMUNICATIONS (CONTINUED)
$   250,000  WINDSTREAM CORPORATION                                                     8.13%       08/01/2013    $      268,750
    350,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016           382,375

                                                                                                                      13,714,972
                                                                                                                  --------------
CONSUMER SERVICES - 0.30%
    300,000  ALLIS-CHALMERS ENERGY INCORPORATED                                         8.50        03/01/2017           305,250
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 0.93%
    950,000  CHEVY CHASE BANK FSB                                                       6.88        12/01/2013           964,250
                                                                                                                  --------------
EATING & DRINKING PLACES - 3.67%
    250,000  ARAMARK CORPORATION++                                                      8.50        02/01/2015           262,813
    300,000  BEVERAGES & MORE INCORPORATED<<++                                          9.25        03/01/2012           306,750
    200,000  CARROLS CORPORATION                                                        9.00        01/15/2013           206,000
    400,000  DENNY'S CORPORATION/HOLDINGS INCORPORATED<<                               10.00        10/01/2012           426,000
  1,400,000  O'CHARLEYS INCORPORATED<<                                                  9.00        11/01/2013         1,487,500
  1,050,000  REAL MEX RESTAURANTS INCORPORATEDSS.                                      10.00        04/01/2010         1,102,500

                                                                                                                       3,791,563
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.93%
    300,000  ALLIED WASTE NORTH AMERICA                                                 6.50        11/15/2010           303,375
    350,000  ALLIED WASTE NORTH AMERICA<<                                               6.38        04/15/2011           351,750
    200,000  ALLIED WASTE NORTH AMERICA                                                 7.88        04/15/2013           209,000
    450,000  EL PASO PERFORMANCE-LINKED TRUST++                                         7.75        07/15/2011           475,875
    300,000  FERRELLGAS PARTNERS LP                                                     6.75        05/01/2014           297,750
    175,000  NEVADA POWER COMPANY SERIES M                                              5.95        03/15/2016           174,014
    250,000  NEVADA POWER COMPANY SERIES O                                              6.50        05/15/2018           256,443
    125,000  NORTHWEST PIPELINE CORPORATION                                             7.00        06/15/2016           133,125
    605,000  NRG ENERGY INCORPORATED                                                    7.25        02/01/2014           621,638
    700,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016           726,250
    200,000  NRG ENERGY INCORPORATED                                                    7.38        01/15/2017           207,750
    300,000  SIERRA PACIFIC POWER COMPANY                                               6.00        05/15/2016           298,922

                                                                                                                       4,055,892
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.59%
    215,000  AMKOR TECHNOLOGY INCORPORATED                                              9.25        06/01/2016           225,213
    225,000  BALDOR ELECTRIC COMPANY                                                    8.63        02/15/2017           241,875
    140,000  SPANSION INCORPORATED+/-++                                                 8.49        06/01/2013           141,750

                                                                                                                         608,838
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.42%
    400,000  CORNELL COMPANIES INCORPORATED                                            10.75        07/01/2012           434,000
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.14%
    100,000  CONSTELLATION BRANDS INCORPORATED                                          7.25        09/01/2016           100,750
    250,000  CONSTELLATION BRANDS INCORPORATED++                                        7.25        05/15/2017           251,563
    125,000  DEAN FOODS COMPANY                                                         6.90        10/15/2017           122,188
    650,000  REYNOLDS AMERICAN INCORPORATED                                             7.63        06/01/2016           704,153

                                                                                                                       1,178,654
                                                                                                                  --------------
HEALTH SERVICES - 2.83%
    250,000  ENCORE MEDICAL FINANCE LLC/ENCORE MEDICAL FINANCE
             CORPORATION++                                                             11.75        11/15/2014           266,875
    250,000  HCA INCORPORATED++                                                         9.13        11/15/2014           271,250
    800,000  HCA INCORPORATED++                                                         9.25        11/15/2016           877,000
    250,000  SKILLED HEALTHCARE GROUP INCORPORATED++                                   11.00        01/15/2014           281,875
    200,000  SUN HEALTHCARE GROUP INCORPORATED++                                        9.13        04/15/2015           210,000
    675,000  TENET HEALTHCARE CORPORATION                                               6.38        12/01/2011           635,344
    160,000  TENET HEALTHCARE CORPORATION                                               6.88        11/15/2031           128,000

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
HEALTH SERVICES (CONTINUED)
$   240,000   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED++                     8.88%       05/01/2017    $      248,100

                                                                                                                       2,918,444
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.11%
     85,000  BONTEN MEDIA ACQUISITION COMPANY++(Y)                                      9.00        06/01/2015            85,000
    905,000  SHERIDAN ACQUISITION CORPORATION                                          10.25        08/15/2011           947,988
    106,000  SUSSER HOLDINGS LLC                                                       10.63        12/15/2013           116,600

                                                                                                                       1,149,588
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.27%
    200,000  MANDALAY RESORT GROUP                                                      6.50        07/31/2009           202,000
    200,000  MTR GAMING GROUP INCORPORATED SERIES B                                     9.00        06/01/2012           211,500
    425,000  SAN PASQUAL CASINO++                                                       8.00        09/15/2013           437,750
    100,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD ROCK
             INTERNATIONAL LLC+/-++                                                     7.85        03/15/2014           102,500
    355,000  WYNN LAS VEGAS LLC<<                                                       6.63        12/01/2014           356,331

                                                                                                                       1,310,081
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.16%
    157,438  UGS CAPITAL CORPORATION II++(Y)                                           10.35        06/01/2011           161,768
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.49%
    500,000  USI HOLDINGS CORPORATION++                                                 9.75        05/15/2015           506,250
                                                                                                                  --------------
INSURANCE CARRIERS - 0.91%
    400,000  CENTENE CORPORATION++                                                      7.25        04/01/2014           404,000
    500,000  MULTIPLAN INCORPORATED++                                                  10.38        04/15/2016           532,500

                                                                                                                         936,500
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.95%
    625,000  CORRECTIONS CORPORATION OF AMERICA                                         6.25        03/15/2013           617,969
    130,000  CORRECTIONS CORPORATION OF AMERICA                                         6.75        01/31/2014           131,138
    225,000  GEO GROUP INCORPORATED                                                     8.25        07/15/2013           235,125

                                                                                                                         984,232
                                                                                                                  --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.53%
    515,000  RURAL METRO CORPORATION                                                    9.88        03/15/2015           551,050
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.69%
    700,000  COOPER COMPANIES INCORPORATED++                                            7.13        02/15/2015           714,000
                                                                                                                  --------------
METAL MINING - 0.88%
    150,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                8.25        04/01/2015           161,813
    680,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                8.38        04/01/2017           742,900

                                                                                                                         904,713
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.62%
    860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                  8.50        01/15/2013           862,150
    600,000  BOMBARDIER INCORPORATED++                                                  6.75        05/01/2012           605,250
    195,000  MOMENTIVE PERFORMANCE MATERIALS INCORPORATED(Y)                           10.13        12/01/2014           203,775

                                                                                                                       1,671,175
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.92%
    360,000  AMERIGAS PARTNERS LP                                                       7.25        05/20/2015           367,200
    375,000  AMERIGAS PARTNERS LP                                                       7.13        05/20/2016           379,688
    200,000  RITE AID CORPORATION++                                                     9.50        06/15/2017           201,000

                                                                                                                         947,888
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------
   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MOTION PICTURES - 1.78%
$   650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63%       08/15/2012    $      689,813
    625,000  BARRINGTON BROADCASTING GROUP LLC/CAPITAL CORPORATION++                   10.50        08/15/2014           662,500
    602,000  MUZAK FINANCE CORPORATION LLC(I)                                          13.00        03/15/2010           482,353

                                                                                                                       1,834,666
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.21%
    140,000  MOBILE MINI INCORPORATED++                                                 6.88        05/01/2015           139,825
     70,000  TRAILER BRIDGE INCORPORATED(I)                                             9.25        11/15/2011            72,013

                                                                                                                         211,838
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.25%
    230,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED           9.75        04/01/2012           243,800
    400,000  FORD MOTOR CREDIT COMPANY                                                  7.25        10/25/2011           393,561
  1,595,000  FORD MOTOR CREDIT COMPANY<<                                                7.00        10/01/2013         1,526,409
    550,000  FORD MOTOR CREDIT COMPANY                                                  8.00        12/15/2016           545,936
    450,000  GMAC LLC                                                                   6.75        12/01/2014           448,557
  1,700,000  GMAC LLC                                                                   8.00        11/01/2031         1,867,625
    375,000  NSG HOLDINGS LLC/NSG HOLDINGS INCORPORATED++                               7.75        12/15/2025           394,688

                                                                                                                       5,420,576
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.98%
    350,000  CALFRAC HOLDINGS LP++                                                      7.75        02/15/2015           346,500
    300,000  CHAPARRAL ENERGY INCORPORATED++                                            8.88        02/01/2017           304,500
    150,000  CHESAPEAKE ENERGY CORPORATION                                              6.63        01/15/2016           152,063
    650,000  CHESAPEAKE ENERGY CORPORATION                                              6.88        11/15/2020           656,500
    450,000  HANOVER EQUIPMENT TRUST 2001 SERIES A                                      8.50        09/01/2008           451,125
    225,000  MARKWEST ENERGY PARTNERS LP SERIES B                                       8.50        07/15/2016           236,813
    200,000  PETROHAWK ENERGY CORPORATION                                               9.13        07/15/2013           215,000
  1,700,000  SABINE PASS LP++                                                           7.50        11/30/2016         1,742,500

                                                                                                                       4,105,001
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.97%
    400,000  GRAHAM PACKAGING COMPANY INCORPORATED                                      8.50        10/15/2012           408,000
    600,000  NEENAH PAPER INCORPORATED                                                  7.38        11/15/2014           591,000

                                                                                                                         999,000
                                                                                                                  --------------
PERSONAL SERVICES - 1.12%
    350,000  MAC-GRAY CORPORATION                                                       7.63        08/15/2015           355,250
    100,000  SERVICE CORPORATION INTERNATIONAL                                          7.63        10/01/2018           106,000
    700,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                7.50        06/15/2017           695,625

                                                                                                                       1,156,875
                                                                                                                  --------------
PIPELINES - 0.93%
    200,000  KINDER MORGAN INCORPORATED                                                 7.45        03/01/2098           192,852
    400,000  WILLIAMS COMPANIES INCORPORATED+/-++                                       7.35        10/01/2010           415,000
    300,000  WILLIAMS COMPANIES INCORPORATED<<                                          8.75        03/15/2032           357,000

                                                                                                                         964,852
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.21%
    511,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B                 9.88        08/15/2013           555,074
  1,150,000  IDEARC INCORPORATED++                                                      8.00        11/15/2016         1,191,688
    350,000  MEDIANEWS GROUP INCORPORATED                                               6.88        10/01/2013           322,000
    350,000  NIELSEN FINANCE LLC/FINANCE COMPANY<<++%                                   9.30        08/01/2016           254,625
    425,000  PRIMEDIA INCORPORATED                                                      8.00        05/15/2013           449,438
    500,000  R.H. DONNELLEY CORPORATION SERIES A-3                                      8.88        01/15/2016           538,750

                                                                                                                       3,311,575
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
REAL ESTATE - 0.61%
$   200,000  HOST MARRIOTT LP                                                           7.13%       11/01/2013    $      205,000
    225,000  HOST MARRIOTT LP SERIES M                                                  7.00        08/15/2012           228,938
    200,000  THORNBURG MORTGAGE INCORPORATED                                            8.00        05/15/2013           198,000

                                                                                                                         631,938
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.81%
  1,850,000  BF SAUL REIT                                                               7.50        03/01/2014         1,868,500
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT - 0.71%
    500,000  H&E EQUIPMENT SERVICES INCORPORATED<<                                      8.38        07/15/2016           540,000
    170,000  HERTZ CORPORATION                                                         10.50        01/01/2016           191,888

                                                                                                                         731,888
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.53%
    525,000  NCO GROUP INCORPORATED++                                                  11.88        11/15/2014           542,063
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.92%
    400,000  CROWN CORK & SEAL                                                          8.00        04/15/2023           401,000
    525,000  OWENS-BROCKWAY GLASS                                                       8.25        05/15/2013           553,875

                                                                                                                         954,875
                                                                                                                  --------------
TRANSPORTATION BY AIR - 0.15%
    150,650  CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                              8.50        05/01/2011           154,040
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.35%
     40,000  ALTRA INDUSTRIAL MOTION INCORPORATED                                       9.00        12/01/2011            41,200
    185,000  ALTRA INDUSTRIAL MOTION INCORPORATED++                                     9.00        12/01/2011           190,550
    275,000  FORD MOTOR COMPANY<<                                                       7.45        07/16/2031           226,188
    555,000  GENERAL MOTORS CORPORATION<<                                               8.38        07/15/2033           516,150
    285,000  GREENBRIER COMPANIES INCORPORATED                                          8.38        05/15/2015           287,850
     39,000  TRANSDIGM INCORPORATED                                                     7.75        07/15/2014            40,560
     86,000  TRANSDIGM INCORPORATED++                                                   7.75        07/15/2014            89,440

                                                                                                                       1,391,938
                                                                                                                  --------------
TRANSPORTATION SERVICES - 0.21%
    150,000  PEGASUS SOLUTIONS INCORPORATED<<++                                        10.50        04/15/2015           150,000
     75,000  SABRE HOLDINGS CORPORATION                                                 8.35        03/15/2016            70,688

                                                                                                                         220,688
                                                                                                                  --------------
WATER TRANSPORTATION - 0.69%
    350,000  GULFMARK OFFSHORE INCORPORATED                                             7.75        07/15/2014           358,750
    350,000  OVERSEAS SHIPHOLDING GROUP                                                 7.50        02/15/2024           357,875

                                                                                                                         716,625
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.43%
    450,000  OMNICARE INCORPORATED                                                      6.88        12/15/2015           443,232
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $75,585,506)                                                                      78,142,887
                                                                                                                  --------------
FOREIGN CORPORATE BONDS @- 2.08%
     75,000  ABITIBI CONSOLIDATED INCORPORATED                                          5.25        06/20/2008            72,000
     60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS                                  7.50        05/15/2015            62,775
     60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS                                  7.75        05/15/2017            63,300
    350,000  INTELSAT BERMUDA LIMITED                                                  11.25        06/15/2016           399,875
    825,000  INTELSAT LIMITED                                                           5.25        11/01/2008           811,594
     35,000  KINDER MORGAN FINANCE COMPANY ULC                                          6.40        01/05/2036            32,116
    325,000  NXP BV++                                                                   9.50        10/15/2015           336,375
    365,000  VIDEOTRON LTEE                                                             6.88        01/15/2014           368,650

TOTAL FOREIGN CORPORATE BONDS (COST $2,084,126)                                                                        2,146,685
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS - 18.38%
$   300,000  ADESA INCORPORATED TERM LOAN                                               7.57%       09/22/2013    $      301,875
    250,000  AZ CHEMICAL US INCORPORATED 2ND LIEN TERM LOAN+/-                         10.86        02/28/2014           252,658
     92,013  BALDOR ELECTRIC COMPANY TERM LOAN                                          7.13        01/31/2014            92,496
     80,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+/-                                          9.63        08/11/2012            80,800
    364,557  BOMBARDIER RECREATIONAL TERM LOAN B+/-                                     7.86        06/27/2013           367,291
    500,000  CALPINE CORPORATION DIP TERM LOAN B                                        7.59        03/29/2009           502,110
    650,000  CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                      7.83        03/01/2014           651,222
    500,000  CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE)
             TERM LOAN+/-                                                               7.33        03/06/2014           500,090
    123,711  COVANTA ENERGY CORPORATION SYNTHETIC LOC TERM LOAN                         5.24        02/02/2014           123,711
    251,289  COVANTA ENERGY CORPORATION TERM LOAN B                                     6.88        02/02/2014           251,603
  1,237,500  CSC HOLDINGS INCORPORATED TERM LOAN+/-                                     7.10        03/23/2013         1,239,245
    825,000  DELPHI CORPORATION TERM LOAN C                                             8.13        12/31/2007           827,063
    250,000  DOMTAR CORPORATION TERM LOAN+/-                                            6.70        03/05/2014          249,688
    299,493  EAGLE ROCK ENERGY TERM LOAN B+/-                                           8.10        12/01/2012           299,493
    500,000  EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN+/-                        10.35        05/16/2014           510,000
    174,563  FORD MOTOR COMPANY TERM LOAN                                               8.36        12/15/2013           175,908
    129,400  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED TERM LOAN                      7.10        03/19/2014           129,831
    748,125  FREESCALE SEMICONDUCTOR INCORPORATED TERM LOAN B                           7.11        12/01/2013           748,177
    523,063  GEORGIA-PACIFIC 1ST TERM LOAN B+/-                                         7.34        12/23/2012           525,955
  1,605,000  GEORGIA-PACIFIC TERM LOAN B2                                               7.09        12/20/2012         1,613,892
    250,000  HAWAIIAN TELECOM TERM LOAN A                                               7.60        04/30/2012           249,765
     74,832  HAWAIIAN TELECOM TERM LOAN B                                               7.60        10/31/2012            74,912
    399,000  HCA INCORPORATED SERIES B TERM LOAN                                        7.60        11/14/2013           403,473
    125,000  HCP ACQUISITION INCORPORATED CALPINE CANADA INCOME FUND 2ND
             LIEN TERM LOAN                                                             9.61        02/14/2015           126,250
    748,125  IDEARC INCORPORATED TERM LOAN                                              7.35        11/09/2014           753,272
    375,000  INFORMATICS ENTERPRISE SOLUTIONS HOLDINGS INCORPORATED 2ND
             LIEN TERM LOAN+/-                                                         11.60        03/02/2014           379,688
    350,000  IPC SYSTEMS INCORPORATED 1ST LIEN TERM LOAN                                7.61        05/31/2014           351,313
    200,000  ISP CHEMCO LLC TERM LOAN                                                   7.11        06/04/2014           200,000
    125,000  KEPLER HOLDINGS TERM LOAN+/-                                              10.85        06/30/2009           125,938
    709,763  KEY ENERGY SERVICES TERM LOAN+/-                                           7.85        06/30/2012           712,871
    150,000  MCNA CABLE HOLDINGS LLC (ONELINK COMMUNICATIONS) TERM LOAN+/-(Y)          11.82        03/01/2013           147,000
    175,815  NIELSEN FINANCE LLC TERM LOAN+/-                                           7.61        08/09/2013           177,261
    482,962  NRG ENERGY TERM LOAN+/-                                                    7.35        01/31/2013           483,483
    149,625  OSHKOSH TRUCK CORPORATION TERM LOAN                                        7.35        12/06/2013           150,224
    500,000  RAILAMERICA INCORPORATED T1 RRA TERM LOAN                                  7.61        08/14/2008           490,000
    499,056  RIVERDEEP INTERACTIVE LEARNING TERM LOAN                                   8.10        12/20/2013           501,606
    250,000  SANDRIDGE ENERGY INCORPORATED SENIOR SECURED TERM LOAN+/-                  8.63        04/01/2015           258,750
     68,016  SEMINOLE TRIBE OF FL TERM LOAN B-1 DELAY DRAW TERM LOAN                    6.88        03/05/2014            68,059
    229,555  SEMINOLE TRIBE OF FL TERM LOAN B-2 DELAY DRAW TERM LOAN                    6.88        03/05/2014           229,699
    227,429  SEMINOLE TRIBE OF FL TERM LOAN B-3 DELAY DRAW TERM LOAN                    6.88        03/05/2014           227,572
    751,732  SUNGARD ADD-ON TERM LOAN B+/-                                              7.36        02/28/2014           756,555
    250,000  THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN+/-                   7.10        04/30/2014           250,860
    790,000  TOYS R US TERM LOAN+/-                                                     8.32        12/01/2008           794,740
     24,194  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED DELAY
             DRAW TERM LOAN                                                             7.36        04/19/2014            24,209
    125,806  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED TERM
             LOAN B                                                                     9.25        04/19/2014           125,492
    717,513  WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN+/-                         7.82        04/30/2011           722,894
    401,786  WESTERN REFINING INCORPORATED TERM LOAN B+/-                               7.09        03/07/2014           403,292
     98,214  WESTERN REFINING INCORPORATED TERM LOAN DD+/-                              7.09        03/07/2014            98,583
    250,000  X RITE CORPORATION 2ND LIEN TERM LOAN+/-                                  10.35        06/30/2013           252,500

TOTAL TERM LOANS (COST $18,900,002)                                                                                   18,983,369
                                                                                                                  --------------
SHARES
PREFERRED STOCKS - 0.00%

          1  ION MEDIA NETWORKS INCORPORATED(Y)                                                                            1,755

TOTAL PREFERRED STOCKS (COST $1,689)                                                                                       1,755
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 9.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.24%
     75,381  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $       75,381
    176,272  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             176,272

                                                                                                                         251,653
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.13%
$   115,773  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       08/16/2007           115,802
     75,381  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007            75,316
     62,818  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007            62,823
     74,464  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007            73,738
    238,707  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007           236,101
     62,818  BANCO SANTANDER TOTTA LOAN+/-++                                            5.32        06/16/2008            62,821
    188,453  BANK OF AMERICA NA SERIES BKNT+/-                                          5.36        06/19/2007           188,457
    125,635  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $125,654)                                                  5.36        06/01/2007           125,635
    188,453  BEAR STEARNS & COMPANY (MATURITY VALUE $188,481)                           5.36        06/01/2007           188,453
     50,254  BNP PARIBAS+/-                                                             5.33        05/07/2008            50,246
     57,528  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007            57,302
     25,127  CAIRN HIGH GRADE FUNDING I LLC                                             5.27        06/04/2007            25,116
     50,254  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007            50,210
     37,691  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007            37,614
     65,330  CAIRN HIGH GRADE FUNDING I LLC++                                           5.28        06/21/2007            65,140
    105,534  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007           104,920
    125,635  CEDAR SPRINGS CAPITAL COMPANY++                                            5.25        06/07/2007           125,526
     34,442  CEDAR SPRINGS CAPITAL COMPANY++                                            5.27        06/12/2007            34,387
      9,114  CEDAR SPRINGS CAPITAL COMPANY++                                            5.27        06/13/2007             9,098
     47,741  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007            47,651
     25,127  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007            24,984
     51,164  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/13/2007            50,851
     26,383  CHARIOT FUNDING LLC                                                        5.27        06/25/2007            26,291
     52,641  CHARTA LLC++                                                               5.29        06/22/2007            52,480
     30,153  CHARTA LLC                                                                 5.30        07/12/2007            29,972
     25,127  CHEYNE FINANCE LLC                                                         5.26        06/19/2007            25,061
    163,326  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008           163,308
     62,818  CHEYNE FINANCE LLC SERIES MTN+/-++                                         5.32        07/16/2007            62,818
     26,848  CIT GROUP INCORPORATED+/-                                                  5.58        09/20/2007            26,855
     27,703  CIT GROUP INCORPORATED+/-                                                  5.59        11/23/2007            27,713
     25,127  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            25,127
    552,796  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $552,878)                   5.36        06/01/2007           552,796
     32,665  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007            32,408
     12,564  COMERICA BANK+/-                                                           5.32        02/08/2008            12,532
    160,813  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.30        06/12/2007           160,556
     62,818  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008            62,805
    125,635  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28        06/25/2007           125,634
     25,127  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007            25,116
     93,556  DEER VALLEY FUNDING LLC                                                    5.30        06/11/2007            93,419
     21,552  DEER VALLEY FUNDING LLC++                                                  5.30        06/12/2007            21,517
    141,172  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007           140,884
     91,199  DEER VALLEY FUNDING LLC++                                                  5.29        06/18/2007            90,973
     75,622  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007            75,160
     50,254  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $50,262)                5.36        06/01/2007            50,254
    517,944  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $518,021)                5.36        06/01/2007           517,944
    125,635  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37        06/13/2007           125,637
     16,388  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.25        07/06/2007            16,304

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    49,355  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31%       08/15/2007    $       48,816
     31,396  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007            31,397
    128,256  GEORGE STREET FINANCE LLC++                                                5.29        06/04/2007           128,200
    160,826  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007           160,498
     81,238  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007            81,013
     89,098  HARRIER FINANCE FUNDING LLC++                                              5.30        07/13/2007            88,554
     62,818  HARRIER FINANCE FUNDING LLC+/-++                                           5.30        01/11/2008            62,820
     33,427  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/17/2007            33,203
     28,771  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007            28,490
    153,182  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007           151,666
     87,945  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            87,946
    163,326  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           163,326
     62,818  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32        06/25/2008            62,825
     17,338  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE $17,340)               5.35        06/01/2007            17,338
     15,076  K2 (USA) LLC+/-++                                                          5.30        07/16/2007            15,077
     25,127  K2 (USA) LLC+/-++                                                          5.33        09/28/2007            25,127
     38,218  KEEL CAPITAL INCORPORATED                                                  5.29        06/14/2007            38,146
    114,253  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007           113,803
    138,199  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008           138,199
    125,635  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007           125,251
     16,943  KLIO III FUNDING CORPORATION++                                             5.29        07/13/2007            16,840
     75,381  KLIO III FUNDING CORPORATION++                                             5.29        07/20/2007            74,844
     45,229  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007            44,886
    154,127  KLIO III FUNDING CORPORATION++                                             5.30        07/24/2007           152,939
    148,034  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.28        06/08/2007           147,883
     45,229  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007            45,018
     31,409  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33        06/26/2007            31,408
     13,677  LIBERTY HARBOUR CDO II LIMITED                                             5.30        06/08/2007            13,663
    100,996  LIBERTY HARBOUR CDO II LIMITED++                                           5.29        06/14/2007           100,804
      7,538  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007             7,473
    160,813  LIQUID FUNDING LIMITED+/-++                                                5.33        11/13/2007           160,813
    185,940  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008           185,881
     43,953  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $43,960)                                                   5.32        06/01/2007            43,953
     53,018  METLIFE GLOBAL FUNDING I+/-++                                              5.42        10/05/2007            53,036
     62,818  MORGAN STANLEY+/-                                                          5.32        07/12/2007            62,818
     92,242  MORGAN STANLEY+/-                                                          5.48        07/27/2007            92,254
     62,818  MORGAN STANLEY+/-                                                          5.38        08/07/2007            62,818
    727,209  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $727,317)              5.36        06/01/2007           727,209
     11,621  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008            11,622
     10,051  NATIONAL CITY BANK+/-                                                      5.42        09/04/2007            10,052
     72,027  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007            72,040
    125,635  NORTHERN ROCK PLC+/-++SS.                                                  5.34        07/03/2008           125,635
     12,564  PICAROS FUNDING PLC++                                                      5.25        06/22/2007            12,525
     71,612  PREMIUM ASSET TRUST+/-++                                                   5.47        12/21/2007            71,712
     62,818  PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37        12/16/2007            62,818
     47,741  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.37        08/27/2007            47,741
     10,164  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007            10,166
     62,818  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007            62,818
     90,458  SEDNA FINANCE INCORPORATED+/-++                                            5.29        04/10/2008            90,447
     57,792  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39        04/11/2008            57,792
     10,051  SKANDINAVISKA ENSKILDA BANKEN AB                                           5.21        08/20/2007             9,934
     50,254  SLM CORPORATION+/-++                                                       5.32        05/12/2008            50,254
     70,356  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008            70,384
     50,254  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007            49,815

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    80,482  TASMAN FUNDING INCORPORATED++                                              5.29%       06/15/2007    $       80,318
     88,337  TASMAN FUNDING INCORPORATED++                                              5.30        06/22/2007            88,066
     14,526  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            14,526
     62,818  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33        06/15/2007            62,818
     62,818  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008            62,818
    125,635  VETRA FINANCE CORPORATION                                                  5.26        06/12/2007           125,434
    100,508  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007            99,689
     57,699  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007            57,355
     32,665  WHITE PINE FINANCE LLC                                                     5.30        06/01/2007            32,665

                                                                                                                       9,421,434
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,673,087)                                                              9,673,087
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 3.78%
  3,898,702  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,898,702

TOTAL SHORT-TERM INVESTMENTS (COST $3,898,702)                                                                         3,898,702
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,643,104)*                        109.78%                                                               $  113,352,794

OTHER ASSETS AND LIABILITIES, NET            (9.78)                                                                  (10,101,821)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  103,250,973
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.(SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,898,702.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $110,648,564 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $2,874,311
         GROSS UNREALIZED DEPRECIATION                   (165,439)
                                                       ----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $2,708,872

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.73%
$   390,000  FHLB<<                                                                     4.13%       10/19/2007    $      388,417

TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,977)                                                                    388,417
                                                                                                                  --------------
AGENCY SECURITIES - 23.33%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.73%
    454,942  FHLMC #1J1263<<+/-                                                         5.88        01/01/2036           457,956
      2,175  FHLMC #C00922                                                              8.00        02/01/2030             2,296
    464,856  FHLMC #H01396                                                              6.50        02/01/2036           470,280
  1,064,000  FHLMC TBA%%                                                                5.50        06/01/2037         1,038,730

                                                                                                                       1,969,262
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.94%
    390,000  FNMA<<                                                                     6.00        05/15/2011           401,331
    478,892  FNMA # 886087<<                                                            6.50        07/01/2036           486,442
  1,804,666  FNMA #725715<<                                                             5.50        08/01/2034         1,766,002
  1,472,247  FNMA #735230<<                                                             5.50        02/01/2035         1,440,705
    351,855  FNMA #831621                                                               7.00        07/01/2036           362,522
    884,881  FNMA #863727+/-                                                            5.33        01/01/2036           887,345
    577,431  FNMA #886686+/-                                                            6.21        08/01/2036           584,107
    386,113  FNMA #892283<<+/-                                                          5.86        09/01/2036           388,793
    490,469  FNMA #894157                                                               6.50        10/01/2036           498,202
    339,794  FNMA #894199<<                                                             6.50        10/01/2036           345,151
    280,258  FNMA #895998                                                               6.50        07/01/2036           284,676
    216,887  FNMA #900560<<                                                             6.50        09/01/2036           220,307
    201,743  FNMA #902200                                                               6.50        11/01/2036           204,923
    843,000  FNMA TBA%%                                                                 5.50        06/01/2021           836,414
  1,370,000  FNMA TBA%%                                                                 5.00        06/01/2036         1,303,640

                                                                                                                      10,010,560
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.66%
    350,000  GNMA                                                                       4.27        06/16/2029           342,127
      3,943  GNMA #516121                                                               7.50        12/15/2029             4,137

                                                                                                                         346,264
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $12,368,909)                                                                            12,326,086
                                                                                                                  --------------
ASSET BACKED SECURITIES - 3.84%
    430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                            5.39        07/15/2014           430,774
    285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1                5.50        03/24/2017           278,234
    302,737  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-               5.55        02/15/2036           302,570
    109,820  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                       5.04        09/15/2008           109,763
    134,669  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2006-1 CLASS A2                  5.10        09/18/2008           134,602
    346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-              5.31        09/15/2011           346,185
    427,062  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2                 5.36        11/12/2009           426,978

TOTAL ASSET BACKED SECURITIES (COST $2,035,899)                                                                        2,029,106
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.99%
  6,211,173  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4             0.70        07/10/2042           129,618
             CLASS XP+/-(C)
    385,294  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-             4.80        09/25/2035           380,383
    439,936  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035           436,130
    500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1 CLASS          5.44        05/15/2036           499,387
             2A2+/-
     82,278  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1 CLASS           5.70        03/25/2036            82,036
             A2A
    315,967  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           5.38        11/25/2036           315,888
    250,910  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                      5.56        03/20/2036           250,077
    355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3 CLASS           6.02        06/15/2038           360,813
             A3+/-
  3,248,319  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2             0.87        11/15/2030            44,147
             CLASS AX+/-(C)
    308,491  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS         7.39        12/15/2031           318,972
             A2

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   597,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B<<                               5.50%       09/25/2011    $      602,408
    377,262  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                                 6.03        11/25/2042           383,020
     18,265  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1            6.87        07/15/2029            18,222
             CLASS A3
    485,000  GNMA SERIES 2007-12 CLASS C+/-                                             5.28        04/16/2041           462,313
    265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2006-GG7           5.94        07/10/2038           271,179
             CLASS A4+/-
    443,151  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                   5.50        10/25/2020           441,942
    443,333  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-                 5.95        09/25/2036           441,898
    312,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2007-CB18             5.44        06/12/2047           306,113
             CLASS A4
    650,257  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.37        08/25/2035           645,013
  3,017,248  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS              1.45        05/28/2040           106,931
             X+/-(C)++
  2,455,414  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++                   1.30        10/28/2033            60,428
     53,512  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                    5.52        04/25/2035            53,511
    246,332  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2           7.46        07/18/2033           256,258

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,012,776)                                                            6,866,687
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 24.49%

AEROSPACE - 0.08%
     44,000  RAYTHEON COMPANY                                                           6.75        08/15/2007            44,101
                                                                                                                  --------------
BUSINESS SERVICES - 0.36%
     80,000  ASHTEAD CAPITAL INCORPORATED++                                             9.00        08/15/2016            86,600
    100,000  DELUXE CORPORATION++                                                       7.38        06/01/2015           101,500

                                                                                                                         188,100
                                                                                                                  --------------
CASINO & GAMING - 0.39%
    100,000  TUNICA-BILOXI GAMING AU++                                                  9.00        11/15/2015           106,375
    100,000  TURNING STONE CASINO RESORT ENTERPRISE++                                   9.13        12/15/2010           101,500

                                                                                                                         207,875
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 0.33%
     80,000  HUNTSMAN INTERNATIONAL LLC++                                               7.88        11/15/2014            84,100
     90,000  LYONDELL CHEMICAL COMPANY                                                  6.88        06/15/2017            90,113
                                                                                                                         174,213
                                                                                                                  --------------
COAL MINING - 0.16%
     85,000  FOUNDATION PA COAL COMPANY                                                 7.25        08/01/2014            86,063
                                                                                                                  --------------
COMMUNICATIONS - 2.66%
    100,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25        01/15/2013            99,000
    230,000  COMCAST CORPORATION                                                        5.88        02/15/2018           226,627
    105,000  CSC HOLDINGS INCORPORATED SERIES B<<                                       7.63        04/01/2011           107,625
    100,000  IPCS INCORPORATED+/-++                                                     7.48        05/01/2013           100,250
    200,000  QWEST CORPORATION+/-                                                       8.60        06/15/2013           219,000
    125,000  SPRINT NEXTEL CORPORATION                                                  6.00        12/01/2016           120,521
    190,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                    6.13        01/15/2013           192,192
    215,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                                   4.63        03/15/2013           202,136
     45,000  WINDSTREAM CORPORATION                                                     8.13        08/01/2013            48,375
     80,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016            87,400

                                                                                                                       1,403,126
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 1.31%
    215,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049           211,987
    205,000  CITIGROUP INCORPORATED                                                     5.00        09/15/2014           197,447
    220,000  JPMORGAN CHASE & COMPANY                                                   6.63        03/15/2012           229,708
     55,000  JPMORGAN CHASE & COMPANY                                                   5.13        09/15/2014            53,551

                                                                                                                         692,693
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
EATING & DRINKING PLACES - 0.70%
$   155,000  ARAMARK CORPORATION++                                                      8.50%       02/01/2015    $      162,944
    185,000  YUM! BRANDS INCORPORATED                                                   8.88        04/15/2011           204,708

                                                                                                                         367,652
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.64%
    100,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                    7.13        05/15/2016           102,875
    165,000  CAROLINA POWER & LIGHT COMPANY                                             5.15        04/01/2015           160,518
    345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                          5.70        03/15/2013           345,100
    150,000  CONSUMERS ENERGY COMPANY                                                   5.15        02/15/2017           142,599
     95,000  EDISON MISSION ENERGY                                                      7.75        06/15/2016            98,800
    100,000  NEVADA POWER COMPANY SERIES L                                              5.88        01/15/2015            99,166
     95,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016            98,563
    130,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012           144,007
    155,000  SOUTHERN CALIFORNIA EDISON COMPANY                                         4.65        04/01/2015           145,839
    185,000  SOUTHWESTERN ELECTRIC POWER                                                4.90        07/01/2015           174,471
    160,000  TENNESSEE GAS PIPELINE COMPANY                                             8.38        06/15/2032           193,988
    205,000  WASTE MANAGEMENT INCORPORATED                                              7.38        08/01/2010           215,148

                                                                                                                       1,921,074
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.44%
    100,000  FREESCALE SEMICONDUCTOR INCORPORATED++                                     8.88        12/15/2014           100,125
    140,000  LUCENT TECHNOLOGIES INCORPORATED                                           6.45        03/15/2029           129,675

                                                                                                                         229,800
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
    100,000  BALL CORPORATION                                                           6.63        03/15/2018           100,500
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.59%
    185,000  BUNGE LIMITED FINANCE CORPORATION                                          5.35        04/15/2014           176,454
    135,000  CONAGRA FOODS INCORPORATED++                                               5.82        06/15/2017           132,777

                                                                                                                         309,231
                                                                                                                  --------------
FOOD STORES - 0.70%
    150,000  KROGER COMPANY                                                             6.75        04/15/2012           155,434
    205,000  SAFEWAY INCORPORATED<<                                                     7.25        02/01/2031           214,264

                                                                                                                         369,698
                                                                                                                  --------------
HEALTH SERVICES - 0.95%
    205,000  ANTHEM INCORPORATED                                                        6.80        08/01/2012           215,301
    150,000  DAVITA INCORPORATED                                                        7.25        03/15/2015           153,750
    120,000  HCA INCORPORATED++                                                         9.25        11/15/2016           131,550

                                                                                                                         500,601
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 2.23%
    833,206  CORE INVESTMENT GRADE TRUST                                                4.64        11/30/2007           829,327
    180,000  ERP OPERATING LP                                                           5.13        03/15/2016           172,439
    175,000  SIMON PROPERTY GROUP LP                                                    6.38        11/15/2007           175,634

                                                                                                                       1,177,400
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.20%
    100,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014           104,500
                                                                                                                  --------------
INSURANCE CARRIERS - 0.62%
    165,000  ING (USA) GLOBAL FUNDING TRUST                                             4.50        10/01/2010           160,594
    175,000  METLIFE INCORPORATED                                                       6.40        12/15/2036           167,522

                                                                                                                         328,116
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
LEGAL SERVICES - 0.20%
$   100,000  FTI CONSULTING INCORPORATED                                                7.75%       10/01/2016    $      104,500
                                                                                                                  --------------
METAL MINING - 0.41%
    230,000  CODELCO INCORPORATED++                                                     4.75        10/15/2014           217,500
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
    100,000  BELDEN INCORPORATED++                                                      7.00        03/15/2017           102,386
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.35%
    188,337  CVS LEASE PASS THROUGH SERIES T++                                          6.04        12/10/2028           184,868
                                                                                                                  --------------
MOTION PICTURES - 0.37%
    195,000  WALT DISNEY COMPANY SERIES MTN                                             5.63        09/15/2016           195,470
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.22%
    210,000  CAPITAL ONE BANK                                                           6.50        06/13/2013           216,794
    150,000  FORD MOTOR CREDIT COMPANY LLC                                              8.00        12/15/2016           148,892
    130,000  GMAC LLC                                                                   6.75        12/01/2014           129,583
    115,000  GMAC LLC                                                                   8.00        11/01/2031           126,339
    195,000  HOUSEHOLD FINANCE CORPORATION                                              8.00        07/15/2010           208,531
    185,000  RESIDENTIAL CAPITAL CORPORATION                                            6.13        11/21/2008           184,558
    160,000  RESIDENTIAL CAPITAL CORPORATION                                            6.38        06/30/2010           159,697

                                                                                                                       1,174,394
                                                                                                                  --------------
OIL & GAS - 0.27%
    140,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           144,200
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.95%
    185,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           185,000
    125,000  RANGE RESOURCES CORPORATION                                                7.50        05/15/2016           130,625
    195,000  XTO ENERGY INCORPORATED                                                    5.30        06/30/2015           188,413

                                                                                                                         504,038
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.70%
     85,000  APPLETON PAPERS INCORPORATED                                               8.13        06/15/2011            88,506
     95,000  GREIF INCORPORATED++                                                       6.75        02/01/2017            95,950
     90,000  P.H. GLATFELTER COMPANY                                                    7.13        05/01/2016            91,800
     90,000  VERSO PAPER HOLDINGS LLC++                                                 9.13        08/01/2014            95,400

                                                                                                                         371,656
                                                                                                                  --------------
PERSONAL SERVICES - 0.19%
    100,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                7.00        06/15/2017            99,375
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.19%
    100,000  TESORO CORPORATION++                                                       6.50        06/01/2017           100,125
                                                                                                                  --------------
PHARMACEUTICALS - 0.33%
    180,000  WYETH                                                                      5.95        04/01/2037           174,371
                                                                                                                  --------------
PIPELINES - 0.69%
    255,000  PLAINS ALL AMERICAN PIPELINE LP++                                          6.13        01/15/2017           256,337
    100,000  WILLIAMS COMPANIES INCORPORATED                                            7.63        07/15/2019           109,750
                                                                                                                         366,087
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.24%
    120,000  IDEARC INCORPORATED++                                                      8.00        11/15/2016           124,350
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.21%
    110,000  CANADIAN NATIONAL RAILWAY COMPANY                                          6.38        10/15/2011           113,339
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.71%
$   165,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65%       06/01/2014    $      164,244
     95,000  RECKSON OPERATING PARTNERSHIP LP                                           6.00        03/31/2016            92,426
    120,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013           120,946

                                                                                                                         377,616
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT - 0.20%
    100,000  AVIS BUDGET CAR RENTAL LLC++                                               7.75        05/15/2016           103,750
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.26%
    130,000  E*TRADE FINANCIAL CORPORATION                                              8.00        06/15/2011           136,338
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 0.26%
    130,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     7.75        01/18/2011           139,139
                                                                                                                  --------------
TOTAL CORPORATE BONDS & NOTES (COST $12,933,445)                                                                      12,938,245
                                                                                                                  --------------
FOREIGN CORPORATE BONDS @- 4.26%
    195,000  BARCLAYS BANK PLC+/-++                                                     5.93        12/31/2049           192,541
    185,000  EMBRAER OVERSEAS LIMITED                                                   6.38        01/24/2017           185,578
    205,000  GRUPO TELEVISA SA                                                          6.63        03/18/2025           214,396
    220,000  HSBC HOLDINGS PLC                                                          6.50        05/02/2036           230,637
    100,000  INEOS GROUP HOLDINGS PLC<<++                                               8.50        02/15/2016           100,625
    210,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                        6.35        07/29/2049           210,630
    140,000  NOVELIS INCORPORATED                                                       7.25        02/15/2015           147,700
    150,000  ROGERS WIRELESS INCORPORATED                                               6.38        03/01/2014           153,881
    240,000  TELECOM ITALIA CAPITAL                                                     5.25        10/01/2015           226,938
    210,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011           212,731
    195,000  TELEFONOS DE MEXICO SA                                                     4.50        11/19/2008           192,103
    185,000  WESTFIELD GROUP++                                                          5.40        10/01/2012           183,335

TOTAL FOREIGN CORPORATE BONDS (COST $2,237,365)                                                                        2,251,095
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS @- 0.25%
    130,000  UNITED MEXICAN STATES<<                                                    5.63        01/15/2017           130,195

TOTAL FOREIGN GOVERNMENT BONDS (COST $128,964)                                                                           130,195
                                                                                                                  --------------
US TREASURY SECURITIES - 35.40%

US TREASURY BONDS - 5.30%
  1,024,000  US TREASURY BOND<<                                                         8.13        08/15/2021         1,336,080
    850,000  US TREASURY BOND<<                                                         7.13        02/15/2023         1,033,614
    170,000  US TREASURY BOND<<                                                         5.38        02/15/2031           177,291
    275,000  US TREASURY BOND<<                                                         4.50        02/15/2036           253,150

                                                                                                                       2,800,135
                                                                                                                  --------------
US TREASURY NOTES - 30.10%
  1,950,000  US TREASURY NOTE<<                                                         4.63        03/31/2008         1,943,296
  5,053,000  US TREASURY NOTE<<                                                         4.25        10/15/2010         4,960,626
  4,510,000  US TREASURY NOTE<<                                                         4.63        12/31/2011         4,466,307
    455,000  US TREASURY NOTE<<                                                         4.50        04/30/2012           447,926
  3,430,000  US TREASURY NOTE<<                                                         4.63        02/15/2017         3,356,310
    755,000  US TREASURY NOTE                                                           4.50        05/15/2017           731,642

                                                                                                                      15,906,107
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $18,955,622)                                                                       18,706,242
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 47.41%

COLLATERAL INVESTED IN OTHER ASSETS - 47.41%
     80,283  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007            80,316
      2,408  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007             2,409

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       883  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%       01/18/2008    $          884
      6,663  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007             6,663
      8,028  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007             8,033
    118,698  APRECO LLC++                                                               5.27        06/15/2007           118,456
    160,566  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007           160,426
    321,131  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008           321,041
    200,707  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007           200,725
    471,139  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007           467,366
    160,566  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007           159,000
    152,072  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007           150,411
    425,499  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007           425,499
     41,346  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007            41,430
    200,707  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007           200,707
    365,287  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007           365,444
    401,414  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
            (MATURITY VALUE $401,474)                                                   5.36        06/01/2007           401,414
    722,545  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
             $722,653)                                                                  5.36        06/01/2007           722,545
      5,732  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007             5,695
    120,424  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007           120,428
    240,848  BNP PARIBAS+/-                                                             5.33        05/07/2008           240,810
    642,262  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $642,358)                 5.36        06/01/2007           642,262
    321,131  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007           319,866
    140,495  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007           140,373
     32,113  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007            32,048
    168,594  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007           168,102
    154,143  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007           153,246
     43,754  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007            43,461
    200,707  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007           199,304
      3,131  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007             3,132
    174,663  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007           174,408
    156,551  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007           156,254
    136,481  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007           135,706
    244,116  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007           241,736
    120,424  CHARTA LLC++                                                               5.29        06/22/2007           120,056
     40,141  CHARTA LLC                                                                 5.30        07/12/2007            39,902
     36,127  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007            36,096
    642,262  CHEYNE FINANCE LLC                                                         5.25        06/18/2007           640,669
    160,566  CHEYNE FINANCE LLC                                                         5.24        07/17/2007           159,490
    160,566  CHEYNE FINANCE LLC                                                         5.25        07/18/2007           159,467
    200,707  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008           200,685
     80,283  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007            80,284
  2,081,517  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,081,827)                 5.36        06/01/2007         2,081,517
    200,707  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007           199,129
    113,327  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007           112,354
     32,113  COMERICA BANK+/-                                                           5.33        07/20/2007            32,117
    337,188  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007           336,648
     40,141  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007            39,995
     18,385  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007            18,423
    101,726  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007           101,682
    280,990  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007           280,416
    189,082  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007           187,982
    160,566  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007           159,584
     16,281  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007            16,248
     39,571  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007            39,427
    160,566  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007           160,331
     80,283  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007            80,048

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     6,792  FCAR OWNER TRUST SERIES II                                                 5.25%       06/22/2007    $        6,771
     52,184  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007            51,812
  2,198,705  FIRST BOSTON REPURCHASE AGREEMENT
             (MATURITY VALUE $2,199,032)                                                5.36        06/01/2007         2,198,705
    160,566  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007           160,074
      8,028  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007             8,030
    144,509  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007           144,151
     20,079  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007            20,008
    128,452  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           128,452
    162,131  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007           162,138
    273,283  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007           273,291
    176,622  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007           176,262
     82,507  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007            82,278
    200,707  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007           200,707
    200,707  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007           200,707
    540,568  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007           536,789
     80,283  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007            79,500
    200,707  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007           198,720
    247,383  HUDSON-THAMES LLC                                                          5.24        07/16/2007           245,763
      5,620  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007             5,620
    280,990  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007           280,990
    361,272  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007           359,849
    289,018  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008           289,018
    161,946  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007           160,698
    409,282  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007           408,029
    295,794  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007           293,987
     47,367  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007            47,008
    184,650  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007           183,227
    164,066  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007           163,731
    144,509  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007           143,836
     43,850  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007            43,818
    273,042  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007           272,086
     20,071  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007            20,079
     12,042  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007            11,964
    289,018  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007           286,535
    401,414  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007           397,030
    602,121  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008           601,928
      8,028  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008             8,027
      6,021  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008             6,030
      1,365  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             1,365
     24,085  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007            24,095
    200,707  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008           200,693
     17,261  MORGAN STANLEY+/-                                                          5.48        11/09/2007            17,272
    123,435  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008           123,446
    200,707  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007           200,755
    316,716  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007           316,776
     20,071  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007            20,077
     33,839  NORTH SEA FUNDING                                                          5.32        06/05/2007            33,820
    376,968  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007           377,057
    200,707  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007           200,707
    144,509  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007           144,510
    160,566  SLM CORPORATION+/-++                                                       5.32        05/12/2008           160,566
     49,133  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007            49,102
     14,170  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007            14,131
     59,811  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007            59,636
    321,131  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008           321,260

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   117,213  TANGO FINANCE CORPORATION                                                  5.30%       07/31/2007    $      116,190
     80,283  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007            80,154
    802,828  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007           802,828
    154,295  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           154,292
      6,246  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007             6,205
    200,707  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008           200,709
     43,353  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007            43,365
     13,648  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007            13,629
     24,085  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007            23,878
      1,204  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007             1,204
     80,283  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007            79,628
     70,392  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007            70,248
    200,707  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007           199,502
     64,226  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007            64,227
    174,206  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007           173,596
      4,014  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007             4,014
        803  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007               803

                                                                                                                      25,049,538
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,049,538)                                                            25,049,538
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 2.16%
  1,141,639  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,141,639

TOTAL SHORT-TERM INVESTMENTS (COST $1,141,639)                                                                         1,141,639
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $82,254,134)*                         154.86%                                                               $   81,827,250

OTHER ASSETS AND LIABILITIES, NET           (54.86)                                                                  (28,986,742)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   52,840,508
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,141,639.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $82,359,240 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $ 108,176
         GROSS UNREALIZED DEPRECIATION                     (640,166)
                                                          ---------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $(531,990)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                                         VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.45%
      N/A       WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          $   52,399,293

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $54,741,450)                                                  52,399,293
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $54,741,450)*                         100.45%                                                               $   52,399,293

OTHER ASSETS AND LIABILITIES, NET            (0.45)                                                                     (233,996)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   52,165,297
                                            ======                                                                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $54,741,628 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $ 1,384,645
         GROSS UNREALIZED DEPRECIATION                     (3,726,980)
                                                          -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $(2,342,335)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 46.08%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.09%
$ 3,907,655  FHLMC #B13066                                                              4.00%       03/01/2014    $    3,760,960
  1,532,756  FHLMC #B13579                                                              5.00        04/01/2019         1,496,860
  1,206,303  FHLMC #B13580                                                              5.00        04/01/2019         1,178,052
 21,824,725  FHLMC #B13654<<                                                            4.00        04/01/2014        21,000,694
  2,722,777  FHLMC #B15194<<                                                            5.00        06/01/2019         2,659,012
  3,022,203  FHLMC #B16884                                                              5.00        10/01/2019         2,951,426
  7,487,574  FHLMC #B17855<<                                                            5.00        02/01/2020         7,303,934
    978,125  FHLMC #C01345                                                              7.00        04/01/2032         1,012,887
    112,354  FHLMC #C31808                                                              7.50        10/01/2029           117,647
    998,587  FHLMC #C59553                                                              7.50        11/01/2031         1,043,175
  1,457,585  FHLMC #C65576                                                              7.50        04/01/2032         1,519,793
  3,448,256  FHLMC #E96459<<                                                            5.00        05/01/2018         3,370,704
     82,547  FHLMC #G00683                                                              8.50        12/01/2025            88,496
 10,094,338  FHLMC #M90891<<                                                            3.50        01/01/2009         9,841,898

                                                                                                                      57,345,538
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 30.99%
    114,423  FNMA #253266                                                               8.00        05/01/2030           120,767
    574,173  FNMA #253951                                                               7.50        09/01/2031           600,153
    667,190  FNMA #254218                                                               7.00        02/01/2032           695,176
    220,936  FNMA #254223                                                               7.50        02/01/2032           230,932
  1,572,611  FNMA #254480                                                               7.00        10/01/2032         1,637,846
  7,301,019  FNMA #254836                                                               4.00        07/01/2010         7,083,693
  4,184,846  FNMA #256314                                                               5.50        06/01/2016         4,165,944
  1,075,441  FNMA #313689                                                               7.00        08/01/2007         1,075,891
  9,212,481  FNMA #313864                                                               6.69        12/01/2007         9,191,078
  8,395,727  FNMA #357464                                                               4.50        12/01/2018         8,056,466
  7,173,019  FNMA #387402                                                               5.03        05/01/2015         6,990,690
  7,601,000  FNMA #387405                                                               5.09        05/01/2015         7,431,543
    151,873  FNMA #417768                                                               6.50        03/01/2028           155,898
 13,889,689  FNMA #555710<<                                                             4.50        08/01/2018        13,328,424
    380,335  FNMA #70765                                                                9.00        03/01/2021           410,600
 15,136,370  FNMA #745678<<+/-                                                          5.51        05/01/2036        15,231,309
 10,831,648  FNMA #745743<<                                                             4.00        05/01/2021        10,108,887
 10,030,450  FNMA #787275+/-                                                            4.87        06/01/2034         9,962,541
  5,005,657  FNMA #813158+/-                                                            4.85        12/01/2034         5,013,516
  4,730,330  FNMA #873354                                                               5.61        02/01/2021         4,884,571
 11,700,000  FNMA #874284<<                                                             5.12        01/01/2017        11,355,497

                                                                                                                     117,731,422
                                                                                                                  --------------
TOTAL AGENCY SECURITIES (COST $178,045,802)                                                                          175,076,960
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 41.27%
 36,370,982  FHLMC SERIES 3139 CLASS YD<<                                               4.38        04/15/2015        35,622,252
 32,065,273  FHLMC SERIES 3185 CLASS PA<<                                               4.50        08/15/2026        31,520,779
 23,175,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B<<                               5.50        09/25/2011        23,384,926
 15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                                 5.34        04/25/2012        15,298,047
 15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                  4.49        11/25/2012        14,374,992
    255,710  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3   6.87        07/15/2029           255,111
  8,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2007-CB18 CLASS A3                                                  5.45        06/12/2047         7,900,591
 10,000,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                   5.35        11/15/2038         9,775,837
 14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                          5.17        01/14/2042        13,780,892
  5,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4            5.13        08/15/2035         4,883,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $159,046,245)                                                        156,797,399
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 8.62%

US TREASURY BILLS - 0.07%
$   250,000  US TREASURY BILL^                                                          4.97%       06/21/2007    $      249,331
                                                                                                                  --------------
US TREASURY BONDS - 0.24%
  1,000,000  US TREASURY BOND<<                                                         4.50        02/15/2036           920,547
                                                                                                                  --------------
US TREASURY NOTES - 8.31%
 29,850,000  US TREASURY NOTE<<                                                         4.88        08/15/2009        29,824,359
  1,750,000  US TREASURY NOTE<<                                                         4.88        08/15/2016         1,745,762

                                                                                                                      31,570,121
                                                                                                                  --------------
TOTAL US TREASURY SECURITIES (COST $32,944,324)                                                                       32,739,999
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 47.93%

COLLATERAL INVESTED IN OTHER ASSETS - 47.93%
    575,742  AMERICAN EXPRESS BANK+/-                                                   5.40        11/21/2007           575,978
     17,272  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            17,273
      6,333  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008             6,338
     57,574  AMERICAN HONDA FINANCE+/-++                                                5.45        09/27/2007            57,608
     47,787  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007            47,785
    851,234  APRECO LLC++                                                               5.27        06/15/2007           849,497
  1,151,483  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007         1,150,481
  2,302,966  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008         2,302,321
  1,439,354  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         1,439,483
  3,378,739  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007         3,351,675
  1,151,483  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007         1,140,256
  1,090,570  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007         1,078,661
  3,051,430  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007         3,051,430
    296,507  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007           297,112
  1,439,354  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         1,439,354
  2,619,624  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007         2,620,750
  2,878,708  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $2,879,136)                                                5.36        06/01/2007         2,878,708
  5,181,674  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $5,182,445)    5.36        06/01/2007         5,181,674
     41,108  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007            40,839
    863,612  BETA FINANCE INCORPORATED+/-++                                             5.32        07/17/2007           863,638
  1,727,225  BNP PARIBAS+/-                                                             5.33        05/07/2008         1,726,948
  4,605,932  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,606,618)               5.36        06/01/2007         4,605,932
  2,302,966  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007         2,293,892
  1,007,548  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007         1,006,671
    230,297  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007           229,827
  1,209,057  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007         1,205,527
  1,105,424  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007         1,098,990
    313,779  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007           311,677
  1,439,354  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         1,429,293
     22,454  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            22,459
  1,252,583  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007         1,250,754
  1,122,696  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007         1,120,563
    978,761  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007           973,201
  1,750,657  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007         1,733,588
    863,612  CHARTA LLC++                                                               5.29        06/22/2007           860,970
    287,871  CHARTA LLC                                                                 5.30        07/12/2007           286,152
    259,084  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007           258,858
  4,605,932  CHEYNE FINANCE LLC                                                         5.25        06/18/2007         4,594,509

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,151,483  CHEYNE FINANCE LLC                                                         5.24%       07/17/2007    $    1,143,768
  1,151,483  CHEYNE FINANCE LLC                                                         5.25        07/18/2007         1,143,607
  1,439,354  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008         1,439,195
    575,742  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           575,747
 14,927,434  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $14,929,656)                5.36        06/01/2007        14,927,434
  1,439,354  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         1,428,040
    812,717  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007           805,735
    230,297  COMERICA BANK+/-                                                           5.33        07/20/2007           230,324
  2,418,114  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007         2,414,245
    287,871  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007           286,820
    131,845  CREDIT SUISSE FIRST BOSTON+/-                                              5.72        10/29/2007           132,116
    729,522  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007           729,201
  2,015,095  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         2,010,984
  1,355,986  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         1,348,095
  1,151,483  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007         1,144,447
    116,760  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007           116,522
    283,783  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007           282,747
  1,151,483  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007         1,149,802
    575,742  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007           574,060
     48,708  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007            48,559
    374,232  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007           371,564
 15,767,838  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $15,770,186)             5.36        06/01/2007        15,767,838
  1,151,483  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007         1,147,959
     57,574  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007            57,586
  1,036,335  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007         1,033,765
    143,993  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           143,489
    921,186  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           921,186
  1,162,710  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.41        06/22/2007         1,162,756
  1,959,824  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         1,959,883
  1,266,631  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007         1,264,047
    591,690  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007           590,051
  1,439,354  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         1,439,354
  1,439,354  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         1,439,354
  3,876,640  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007         3,849,543
    575,742  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007           570,128
  1,439,354  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         1,425,104
  1,774,090  HUDSON-THAMES LLC                                                          5.24        07/16/2007         1,762,470
     40,302  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            40,302
  2,015,095  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         2,015,095
  2,590,837  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007         2,580,629
  2,072,669  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         2,072,669
  1,161,386  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007         1,152,431
  2,935,130  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007         2,926,149
  2,121,262  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         2,108,301
    339,687  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007           337,116
  1,324,205  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         1,313,996
  1,176,585  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007         1,174,185
  1,036,335  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007         1,031,505
    314,470  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007           314,240
  1,958,097  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007         1,951,244
    143,935  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           143,994
     86,361  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007            85,796

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,072,669  LIQUID FUNDING LIMITED                                                     5.29%       07/30/2007    $    2,054,865
  2,878,708  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007         2,847,272
  4,318,061  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         4,316,680
     57,574  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008            57,564
    172,722  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.47        08/27/2007           172,798
     43,181  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008            43,246
      9,788  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             9,788
  1,439,354  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         1,439,253
    123,784  MORGAN STANLEY+/-                                                          5.48        11/09/2007           123,864
    885,203  MORGAN STANLEY+/-                                                          5.38        06/13/2008           885,282
  1,439,354  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         1,439,699
  2,491,437  NATEXIS BANQUES POPULAIRES SERIES YCD+/-                                   5.46        01/25/2008         2,491,088
  2,271,300  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         2,271,732
    143,935  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           143,982
    242,675  NORTH SEA FUNDING                                                          5.32        06/05/2007           242,534
  2,703,394  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007         2,704,035
  1,439,354  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         1,439,354
  1,036,335  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007         1,036,345
    352,354  SLM CORPORATION+/-                                                         5.57        07/25/2007           352,132
  1,151,483  SLM CORPORATION+/-++                                                       5.32        05/12/2008         1,151,483
    101,618  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007           101,337
    428,927  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007           427,675
  2,302,966  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         2,303,887
    840,583  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007           833,244
    575,742  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007           574,820
  5,757,415  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007         5,757,415
  1,106,518  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008         1,106,495
     44,793  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007            44,499
  1,439,354  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008         1,439,368
    310,900  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007           310,989
     97,876  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007            97,742
    172,722  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           171,239
      8,636  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007             8,638
    575,742  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007           571,049
    504,810  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007           503,780
  1,439,354  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         1,430,761
    460,593  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007           460,598
  1,249,302  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007         1,244,929
     28,787  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007            28,787
      5,757  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007             5,763

                                                                                                                     182,131,860
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $182,131,860)                                                          182,131,860
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 3.69%

REPURCHASE AGREEMENTS - 3.69%
$14,044,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $14,046,079)                         5.33%       06/01/2007    $   14,044,000

TOTAL SHORT-TERM INVESTMENTS (COST $14,044,000)                                                                       14,044,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $566,212,231)*                        147.59%                                                               $  560,790,218

OTHER ASSETS AND LIABILITIES, NET           (47.59)                                                                 (180,831,802)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  379,958,416
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $567,936,111 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                           $    746,825
         GROSS UNREALIZED DEPRECIATION                             (7,892,718)
                                                                 ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)              $ (7,145,893)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 19.02%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.84%
$ 7,404,541  FHLMC #1B2629+/-<<                                                         4.57%       11/01/2034    $    7,311,494
 16,920,076  FHLMC #1J1465+/-<<                                                         5.90        01/01/2037        16,970,142
  2,819,006  FHLMC #1L0171+/-<<                                                         5.73        06/01/2035         2,867,582

                                                                                                                      27,149,218
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.18%
 11,290,271  FNMA #254909<<                                                             4.00        09/01/2013        10,879,602
  7,859,993  FNMA #254914<<                                                             4.50        09/01/2013         7,666,127
  2,136,178  FNMA #254958<<                                                             4.50        10/01/2013         2,083,006
  6,435,745  FNMA #254988<<                                                             4.00        11/01/2013         6,196,916
  4,639,320  FNMA #255088<<                                                             4.50        01/01/2014         4,520,753
  1,785,730  FNMA #255235                                                               4.00        05/01/2014         1,715,257
  2,484,231  FNMA #255356<<                                                             5.50        08/01/2014         2,480,037
  6,237,557  FNMA #380662<<                                                             6.19        08/01/2008         6,249,840
  4,487,237  FNMA #381370<<                                                             5.74        03/01/2009         4,497,208
  3,213,089  FNMA #545716+/-<<                                                          5.53        06/01/2032         3,236,698
 11,619,787  FNMA #900191+/-<<                                                          5.98        10/01/2036        11,738,558

                                                                                                                      61,264,002
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $88,993,640)                                                                            88,413,220
                                                                                                                  --------------

ASSET BACKED SECURITIES - 1.76%
  1,200,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                5.03        10/15/2009         1,196,071
    540,000  CAPITAL ONE MASTER TRUST SERIES 1998-1 CLASS A                             6.31        06/15/2011           544,290
  2,233,020  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                        4.17        01/15/2009         2,225,612
  1,345,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                 5.34        01/15/2010         1,342,592
    900,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                    5.29        01/18/2011           899,532
    350,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                  5.52        11/12/2012           350,724
  1,600,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                  5.26        11/14/2011         1,596,927

TOTAL ASSET BACKED SECURITIES (COST $8,168,692)                                                                        8,155,748
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 69.02%
    106,390  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                     5.82        10/25/2031           106,419
  3,723,456  COMMERCIAL MORTGAGE ACCEPTANCE CORPORATION SERIES 1998-C1 CLASS A2         6.49        07/15/2031         3,738,317
  1,761,890  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B              7.30        06/10/2032         1,812,401
 11,830,739  FHLMC SERIES 1663 CLASS ZB                                                 6.75        01/15/2024        12,121,293
 17,937,000  FHLMC SERIES 2617 CLASS TH                                                 4.50        05/15/2015        17,619,456
 10,819,939  FHLMC SERIES 2647 CLASS PJ                                                 3.25        06/15/2026        10,478,542
 12,210,844  FHLMC SERIES 2672 CLASS HA                                                 4.00        09/15/2016        11,780,415
  4,571,381  FHLMC SERIES 2687 CLASS PW                                                 5.50        07/15/2009         4,573,889
 40,610,432  FHLMC SERIES 2727 CLASS PW<<                                               3.57        06/15/2029        39,489,999
 41,642,651  FHLMC SERIES 2893 CLASS PA<<                                               4.00        04/15/2025        40,903,732
 15,844,219  FHLMC SERIES 2921 CLASS NY                                                 4.00        09/15/2025        15,541,749
 31,593,721  FHLMC SERIES 2939 CLASS PN                                                 4.00        09/15/2024        31,036,411
 17,009,673  FHLMC SERIES 2948 CLASS QA                                                 5.00        10/15/2025        16,879,380
 10,105,038  FHLMC SERIES 2999 CLASS NA                                                 4.50        02/15/2015         9,973,261
 47,218,945  FHLMC SERIES 3014 CLASS NA<<                                               4.50        11/15/2025        46,456,345
 13,516,000  FHLMC SERIES 3312 CLASS AP                                                 5.50        11/15/2025        13,499,273
  1,371,073  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
             CLASS A2                                                                   7.39        12/15/2031         1,417,652
  1,308,043  FNGT SERIES 2001-T6 CLASS A                                                5.70        05/25/2011         1,315,578
  8,188,697  FNMA SERIES 2003-120 CLASS GU                                              4.50        12/25/2013         8,062,655
  7,151,565  FNMA SERIES 2003-122 CLASS OH                                              4.00        08/25/2013         7,062,284
 17,201,005  FNMA SERIES 2005-77 CLASS BX                                               4.50        07/25/2028        16,926,452
     91,325  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
             CLASS A3                                                                   6.87        07/15/2029            91,111

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   429,093  GNMA SERIES 2006-3 CLASS A                                                 4.21%       01/16/2028    $      417,981
    597,733  GNMA SERIES 2006-8 CLASS A                                                 3.94        08/16/2025           582,505
  1,549,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2               6.56        04/13/2031         1,556,151
    995,853  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
             2004-C3 CLASS A1                                                           3.77        01/15/2042           974,821
  6,431,145  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
             2005-LDP3 CLASS A1                                                         4.66        08/15/2042         6,347,710

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $322,682,434)                                                        320,765,782
                                                                                                                  --------------
US TREASURY SECURITIES - 12.96%
US TREASURY NOTES - 12.96%
  5,659,000  US TREASURY NOTE<<                                                         4.75        12/31/2008         5,638,220
 25,766,000  US TREASURY NOTE<<                                                         4.88        01/31/2009        25,723,718
  2,738,000  US TREASURY NOTE<<                                                         4.75        02/28/2009         2,728,803
 26,359,000  US TREASURY NOTE<<                                                         4.50        04/30/2009        26,151,001

                                                                                                                      60,241,742
                                                                                                                  --------------
TOTAL US TREASURY SECURITIES (COST $60,415,598)                                                                       60,241,742
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 47.19%

COLLATERAL INVESTED IN OTHER ASSETS - 47.19%
    699,356  AMERICAN EXPRESS BANK+/-                                                   5.40        11/21/2007           699,642
     20,981  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            20,982
      7,693  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008             7,698
     69,936  AMERICAN HONDA FINANCE+/-++                                                5.45        09/27/2007            69,977
     58,047  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007            58,045
  1,033,997  APRECO LLC++                                                               5.27        06/15/2007         1,031,888
  1,398,711  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007         1,397,494
  2,797,422  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008         2,796,639
  1,748,389  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         1,748,546
  4,104,168  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007         4,071,294
  1,398,711  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007         1,385,074
  1,324,719  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007         1,310,253
  3,706,585  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007         3,706,585
    360,168  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007           360,903
  1,748,389  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         1,748,389
  3,182,068  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007         3,183,436
  3,496,778  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $3,497,299)                                                5.36        06/01/2007         3,496,778
  6,294,201  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
             $6,295,138)                                                                5.36        06/01/2007         6,294,201
     49,934  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007            49,607
  1,049,033  BETA FINANCE INCORPORATED+/-++                                             5.32        07/17/2007         1,049,065
  2,098,067  BNP PARIBAS+/-                                                             5.33        05/07/2008         2,097,731
  5,594,845  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $5,595,678)               5.36        06/01/2007         5,594,845
  2,797,422  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007         2,786,401
  1,223,872  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007         1,222,808
    279,742  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007           279,172
  1,468,647  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007         1,464,358
  1,342,763  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007         1,334,948
    381,149  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007           378,595
  1,748,389  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         1,736,168
     27,275  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            27,281
  1,521,518  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007         1,519,297
  1,363,743  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007         1,361,152
  1,188,905  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007         1,182,152

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,126,531  CEDAR SPRINGS CAPITAL COMPANY                                              5.31%       08/07/2007    $    2,105,797
  1,049,033  CHARTA LLC++                                                               5.29        06/22/2007         1,045,823
    349,678  CHARTA LLC                                                                 5.30        07/12/2007           347,590
    314,710  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007           314,436
  5,594,845  CHEYNE FINANCE LLC                                                         5.25        06/18/2007         5,580,970
  1,398,711  CHEYNE FINANCE LLC                                                         5.24        07/17/2007         1,389,340
  1,398,711  CHEYNE FINANCE LLC                                                         5.25        07/18/2007         1,389,144
  1,748,389  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008         1,748,197
    699,356  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           699,363
 18,132,416  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $18,135,116)                5.36        06/01/2007        18,132,416
  1,748,389  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         1,734,647
    987,210  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007           978,730
    279,742  COMERICA BANK+/-                                                           5.33        07/20/2007           279,776
  2,937,294  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007         2,932,594
    349,678  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007           348,401
    160,152  CREDIT SUISSE FIRST BOSTON+/-                                              5.72        10/29/2007           160,482
    886,154  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007           885,764
  2,447,745  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         2,442,751
  1,647,122  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         1,637,536
  1,398,711  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007         1,390,165
    141,829  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007           141,540
    344,712  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007           343,454
  1,398,711  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007         1,396,669
    699,356  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007           697,313
     59,165  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007            58,984
    454,581  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007           451,340
 19,153,259  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $19,156,110)             5.36        06/01/2007        19,153,259
  1,398,711  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007         1,394,431
     69,936  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007            69,950
  1,258,840  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007         1,255,718
    174,909  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           174,297
  1,118,969  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007         1,118,969
  1,412,349  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.41        06/22/2007         1,412,405
  2,380,607  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         2,380,678
  1,538,582  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007         1,535,444
    718,728  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007           716,737
  1,748,389  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         1,748,389
  1,748,389  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         1,748,389
  4,708,971  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007         4,676,055
    699,356  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007           692,537
  1,748,389  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         1,731,080
  2,154,994  HUDSON-THAMES LLC                                                          5.24        07/16/2007         2,140,879
     48,955  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            48,955
  2,447,745  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         2,447,745
  3,147,100  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007         3,134,701
  2,517,680  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         2,517,680
  1,410,740  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007         1,399,863
  3,565,315  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007         3,554,405
  2,576,706  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         2,560,962
    412,620  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007           409,496
  1,608,518  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         1,596,116
  1,429,203  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007         1,426,288
  1,258,840  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007         1,252,974
    381,988  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007           381,709

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,378,508  LIBERTY HARBOUR CDO II LIMITED++                                           5.27%       06/25/2007    $    2,370,184
    174,839  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           174,911
    104,903  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007           104,216
  2,517,680  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007         2,496,053
  3,496,778  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007         3,458,593
  5,245,167  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         5,243,489
     69,936  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008            69,924
    209,807  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.47        08/27/2007           209,899
     52,452  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008            52,531
     11,889  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007            11,890
  1,748,389  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         1,748,267
    150,361  MORGAN STANLEY+/-                                                          5.48        11/09/2007           150,458
  1,075,259  MORGAN STANLEY+/-                                                          5.38        06/13/2008         1,075,356
  1,748,389  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         1,748,809
  1,118,292  NATEXIS BANQUES POPULAIRES+/-                                              5.46        01/25/2008         1,118,136
  2,758,958  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         2,759,482
    174,839  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           174,896
    294,778  NORTH SEA FUNDING                                                          5.32        06/05/2007           294,607
  3,283,824  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007         3,284,603
  1,748,389  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         1,748,389
  1,258,840  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007         1,258,853
    428,006  SLM CORPORATION+/-                                                         5.57        07/25/2007           427,736
  1,398,711  SLM CORPORATION+/-++                                                       5.32        05/12/2008         1,398,711
    123,436  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007           123,094
    521,020  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007           519,499
  2,797,422  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         2,798,541
  1,021,059  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007         1,012,145
    699,356  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007           698,237
  6,993,556  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007         6,993,556
  1,344,092  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008         1,344,065
     54,410  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007            54,053
  1,748,389  UNICREDITO ITALIANO+/-++                                                   5.34        06/06/2008         1,748,407
    377,652  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007           377,759
    118,890  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007           118,728
    209,807  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           208,004
     10,490  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007            10,492
    699,356  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007           693,656
    613,195  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007           611,944
  1,748,389  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         1,737,951
    559,484  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007           559,490
  1,517,532  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007         1,512,220
     34,968  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007            34,968
      6,994  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007             6,994

                                                                                                                     219,328,533
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $219,328,533)                                                          219,328,533
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 3.40%

REPURCHASE AGREEMENTS - 3.40%
$15,821,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $15,823,342)                         5.33%       06/01/2007    $   15,821,000

TOTAL SHORT-TERM INVESTMENTS (COST $15,821,000)                                                                       15,821,000
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $715,409,897)*                           153.35%                                                            $  712,726,025

OTHER ASSETS AND LIABILITIES, NET              (53.35)                                                              (247,951,101)
                                               ------                                                             --------------

TOTAL NET ASSETS                               100.00%                                                            $  464,774,924
                                               ======                                                             ==============

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $716,025,859 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                              $     75,112
      GROSS UNREALIZED DEPRECIATION                                (3,374,946)
                                                                 ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                 $ (3,299,834)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.49%
        N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                        $  371,764,153

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $373,797,372)                                                371,764,153
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $373,797,372)*                        100.49%                                                               $  371,764,153

OTHER ASSETS AND LIABILITIES, NET            (0.49)                                                                   (1,822,921)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  369,941,232
                                            ======                                                                ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $373,688,082 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                            $     27,716
        GROSS UNREALIZED DEPRECIATION                              (1,951,645)
                                                                 ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)               $ (1,923,929)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 78.49%

AEROSPACE - 0.47%
$   220,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++                                8.50%       04/01/2015    $      232,100
                                                                                                                  --------------
AEROSPACE, DEFENSE - 0.43%
    200,000  ARMOR HOLDINGS INCORPORATED                                                8.25        08/15/2013           213,000
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 0.24%
    130,000  TOWN SPORTS INTERNATIONAL INCORPORATED 3                                   9.34        02/01/2014           118,950
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.39%
    175,000  NEIMAN MARCUS GROUP INCORPORATED                                           9.00        10/15/2015           192,063
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.35%
    175,000  RIDDELL BELL HOLDINGS INCORPORATED                                         8.38        10/01/2012           174,125
                                                                                                                  --------------
BUSINESS SERVICES - 7.06%
    185,000  ASHTEAD CAPITAL INCORPORATED++<<                                           9.00        08/15/2016           200,263
    490,000  CLARKE AMERICAN CORPORATION++<<                                            9.50        05/15/2015           499,800
    475,000  DELUXE CORPORATION++                                                       7.38        06/01/2015           482,125
    300,000  KAR HOLDINGS INCORPORATED++                                                8.75        05/01/2014           306,000
    260,000  NEFF RENTAL/NEFF FINANCE                                                  11.25        06/15/2012           301,600
     50,000  OPEN SOLUTIONS INCORPORATED++                                              9.75        02/01/2015            51,875
    310,000  PENHALL INTERNATIONAL CORPORATION++                                       12.00        08/01/2014           341,000
    245,000  RAINBOW NATIONAL SERVICES LLC++<<(I)                                      10.38        09/01/2014           275,013
    205,000  RENTAL SERVICE CORPORATION++                                               9.50        12/01/2014           220,375
    130,000  SUNGARD DATA SYSTEMS INCORPORATED                                          9.13        08/15/2013           138,125
     95,000  SUNGARD DATA SYSTEMS INCORPORATED                                         10.25        08/15/2015           103,906
    370,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                                7.75        11/15/2013           383,875
    185,000  WEST CORPORATION<<                                                        11.00        10/15/2016           200,263

                                                                                                                       3,504,220
                                                                                                                  --------------
CASINO & GAMING - 4.46%
    395,000  CCM MERGER INCORPORATED++<<                                                8.00        08/01/2013           403,888
         10  ELDORADO CASINO SHREVEPORT(Y)                                             10.00        08/01/2012                10
    365,000  PENN NATIONAL GAMING INCORPORATED                                          6.75        03/01/2015           370,475
    200,000  PINNACLE ENTERTAINMENT                                                     8.25        03/15/2012           208,250
    165,000  POKAGON GAMING AUTHORITY++                                                10.38        06/15/2014           185,625
    410,000  TUNICA-BILOXI GAMING AU++                                                  9.00        11/15/2015           436,138
    500,000  TURNING STONE RESORT CASINO ENTERPRISE++                                   9.13        09/15/2014           510,000
     95,000  WATERFORD GAMING LLC++                                                     8.63        09/15/2012           100,463

                                                                                                                       2,214,849
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.23%
    300,000  HEXION SPECIALTY CHEMICAL CORPORATION++                                    9.75        11/15/2014           323,250
    185,000  HUNTSMAN INTERNATIONAL LLC++                                               7.88        11/15/2014           194,481
    360,000  LYONDELL CHEMICAL COMPANY                                                  6.88        06/15/2017           360,450
    215,000  MOSAIC COMPANY++<<                                                         7.63        12/01/2016           228,438

                                                                                                                       1,106,619
                                                                                                                  --------------
COAL MINING - 0.64%
    130,000  ARCH WESTERN FINANCE LLC                                                   6.75        07/01/2013           129,513
    185,000  FOUNDATION PA COAL COMPANY                                                 7.25        08/01/2014           187,313

                                                                                                                         316,826
                                                                                                                  --------------
COMMUNICATIONS - 11.24%
    300,000  CCH I HOLDINGS LLC                                                        11.13        01/15/2014           297,000
    365,000  CCH I LLC/CCH I CAPITAL CORPORATION                                       11.00        10/01/2015           396,938
    410,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                                   10.25        10/01/2013           455,100

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (CONTINUED)
$   250,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25%       01/15/2013    $      247,500
    155,000  CSC HOLDINGS INCORPORATED SERIES B<<                                       7.63        04/01/2011           158,875
    210,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                       9.88        11/01/2012           229,425
    170,000  EMBARQ CORPORATION                                                         7.08        06/01/2016           173,160
    150,000  HAWAIIAN TELECOM COMMUNICATIONS INCORPORATED SERIES B<<                    9.75        05/01/2013           160,500
    235,000  IPCS INCORPORATED+++/-                                                     7.48        05/01/2013           235,588
    375,000  IPCS INCORPORATED+++/-(Y)                                                  8.61        05/01/2014           376,875
    460,000  MEDIACOM BROADBAND LLC++                                                   8.50        10/15/2015           477,250
    380,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95        03/15/2014           369,008
    107,000  PANAMSAT CORPORATION                                                       9.00        08/15/2014           115,560
    350,000  PAXSON COMMUNICATIONS+++/-                                                11.61        01/15/2013           364,875
    350,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                   7.50        02/15/2014           361,375
    740,000  QWEST CORPORATION+/-                                                       8.60        06/15/2013           810,300
     85,000  WINDSTREAM CORPORATION                                                     8.13        08/01/2013            91,375
    235,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016           256,738

                                                                                                                       5,577,442
                                                                                                                  --------------
EATING & DRINKING PLACES - 2.19%
    395,000  ARAMARK CORPORATION++<<                                                    8.50        02/01/2015           415,244
    370,000  FRIENDLY ICE CREAM CORPORATION<<                                           8.38        06/15/2012           360,750
    300,000  SBARRO INCORPORATED++                                                     10.38        02/01/2015           310,500

                                                                                                                       1,086,494
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.88%
    400,000  EDUCATION MANAGEMENT LLC<<                                                10.25        06/01/2016           436,000
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 7.17%
    200,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                    6.88        06/01/2017           203,750
    200,000  BROWNING-FERRIS INDUSTRIES INCORPORATED                                    7.40        09/15/2035           193,500
    163,000  CLEAN HARBORS INCORPORATED                                                11.25        07/15/2012           181,270
    165,000  EDISON MISSION ENERGY                                                      7.75        06/15/2016           171,600
    170,000  EDISON MISSION ENERGY++                                                    7.20        05/15/2019           169,363
    300,000  INERGY LP/ INERGY FINANCE CORPORATION                                      6.88        12/15/2014           297,000
    185,000  MIRANT AMERICAS GENERATION LLC                                             8.30        05/01/2011           197,025
    120,000  MIRANT NORTH AMERICA LLC<<                                                 7.38        12/31/2013           126,900
    135,000  NEVADA POWER COMPANY SERIES L                                              5.88        01/15/2015           133,873
    280,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016           290,500
    230,000  NRG ENERGY INCORPORATED                                                    7.38        01/15/2017           238,913
    390,000  SIERRA PACIFIC RESOURCES                                                   6.75        08/15/2017           394,471
    555,000  TENNESSEE GAS PIPELINE COMPANY                                             8.38        06/15/2032           672,895
    255,000  TENNESSEE GAS PIPELINE COMPANY                                             7.63        04/01/2037           287,943

                                                                                                                       3,559,003
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT - 1.00%
     45,000  FREESCALE SEMICONDUCTOR INCORPORATED++                                     8.88        12/15/2014            45,056
     95,000  FREESCALE SEMICONDUCTOR INCORPORATED++(Y)                                  9.13        12/15/2014            94,050
    145,000  FREESCALE SEMICONDUCTOR INCORPORATED++<<                                  10.13        12/15/2016           145,181
    230,000  LUCENT TECHNOLOGIES INCORPORATED                                           6.45        03/15/2029           213,038

                                                                                                                         497,325
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
    130,000  US ONCOLOGY INCORPORATED<<                                                 9.00        08/15/2012           135,850
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.96%
    475,000  BALL CORPORATION<<                                                         6.63        03/15/2018           477,375
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS - 1.78%
$   222,504  PARMALAT BAKERY SERIES A2++                                                5.00%       07/09/2012    $      203,592
    222,504  PARMALAT DAIRY SERIES A1++                                                 5.00        07/09/2010           203,592
    470,000  PINNACLE FOODS LLC CORPORATION++                                           9.25        04/01/2015           477,050

                                                                                                                         884,234
                                                                                                                  --------------
HEALTH SERVICES - 3.98%
    500,000  CDRV INVESTORS INCORPORATED%                                               5.60        01/01/2015           454,375
    280,000  DAVITA INCORPORATED                                                        7.25        03/15/2015           287,000
    570,000  HCA INCORPORATED++                                                         9.25        11/15/2016           624,863
    370,000  HCA INCORPORATED++<<                                                       9.63        11/15/2016           407,925
    215,000  SELECT MEDICAL CORPORATION<<                                               7.63        02/01/2015           198,875

                                                                                                                       1,973,038
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
    150,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014           156,750
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.71%
    150,000  CORRECTIONS CORPORATION OF AMERICA                                         7.50        05/01/2011           153,750
    200,000  CORRECTIONS CORPORATION OF AMERICA                                         6.25        03/15/2013           197,750

                                                                                                                         351,500
                                                                                                                  --------------
LEGAL SERVICES - 0.95%
    450,000  FTI CONSULTING INCORPORATED                                                7.75        10/01/2016           470,250
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES - 0.43%
    210,000  INVACARE CORPORATION++                                                     9.75        02/15/2015           214,200
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.20%
    405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                    8.50        01/15/2013           406,013
    220,000  BELDEN INCORPORATED++                                                      7.00        03/15/2017           225,250
    150,000  GENTEK INCORPORATED^^                                                     11.00        08/01/2009                 0
    210,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION<<                           11.75        08/01/2016           236,775
    215,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION                              8.88        09/01/2016           224,138

                                                                                                                       1,092,176
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.67%
     90,000  MICHAELS STORES INCORPORATED++                                            10.00        11/01/2014            97,200
     90,000  MICHAELS STORES INCORPORATED++<<                                          11.38        11/01/2016            99,450
    130,000  RITE AID CORPORATION                                                       8.13        05/01/2010           133,900

                                                                                                                         330,550
                                                                                                                  --------------
MOTION PICTURES - 0.56%
     95,000  AMC ENTERTAINMENT INCORPORATED                                            11.00        02/01/2016           108,419
    160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63        08/15/2012           169,800

                                                                                                                         278,219
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.47%
    235,000  MOBILE MINI INCORPORATED++                                                 6.88        05/01/2015           234,706
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.82%
    170,000  FORD MOTOR CREDIT COMPANY LLC                                              7.00        10/01/2013           162,689
    615,000  FORD MOTOR CREDIT COMPANY LLC                                              8.00        12/15/2016           610,456
    245,000  FORD MOTOR CREDIT COMPANY LLC                                              7.80        06/01/2012           243,799
    195,000  GMAC LLC                                                                   6.00        12/15/2011           190,086
    650,000  GMAC LLC                                                                   6.75        12/01/2014           647,916
    490,000  GMAC LLC                                                                   8.00        11/01/2031           538,315

                                                                                                                       2,393,261
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OFFICE EQUIPMENT - 0.65%
$   230,000  XEROX CORPORATION                                                          6.40%       03/15/2016    $      233,984
     85,000  XEROX CORPORATION                                                          6.75        02/01/2017            87,962

                                                                                                                         321,946
                                                                                                                  --------------
OIL & GAS - 1.01%
    155,000  HANOVER COMPRESSOR COMPANY                                                 7.50        04/15/2013           159,650
    330,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           339,900

                                                                                                                         499,550
                                                                                                                  --------------
OIL & GAS EXTRACTION - 2.82%
    345,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           345,000
    350,000  CHESAPEAKE ENERGY CORPORATION                                              6.25        01/15/2018           347,375
    425,000  HILCORP ENERGY++                                                           7.75        11/01/2015           427,125
    270,000  RANGE RESOURCES CORPORATION                                                7.50        05/15/2016           282,150

                                                                                                                       1,401,650
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 3.23%
    160,000  APPLETON PAPERS INCORPORATED                                               8.13        06/15/2011           166,600
    240,000  APPLETON PAPERS INCORPORATED SERIES B                                      9.75        06/15/2014           253,200
    180,000  BOWATER INCORPORATED+/-                                                    8.35        03/15/2010           180,225
    145,000  GEORGIA-PACIFIC CORPORATION++                                              7.13        01/15/2017           144,638
    255,000  GREIF INCORPORATED++                                                       6.75        02/01/2017           257,550
    160,000  P.H. GLATFELTER COMPANY                                                    7.13        05/01/2016           163,200
    250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                           8.38        07/01/2012           255,000
    170,000  VERSO PAPER HOLDINGS LLC++                                                 9.13        08/01/2014           180,200

                                                                                                                       1,600,613
                                                                                                                  --------------
PERSONAL SERVICES - 0.99%
    300,000  CARRIAGE SERVICES INCORPORATED                                             7.88        01/15/2015           308,625
    185,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                8.00        06/15/2017           183,844

                                                                                                                         492,469
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.73%
    360,000  TESORO CORPORATION++                                                       6.50        06/01/2017           360,450
                                                                                                                  --------------
PIPELINES - 1.37%
    155,000  DYNEGY HOLDINGS INCORPORATED                                               8.38        05/01/2016           161,006
    125,000  DYNEGY HOLDINGS INCORPORATED++                                             7.75        06/01/2019           123,750
    360,000  WILLIAMS COMPANIES INCORPORATED                                            7.63        07/15/2019           395,100

                                                                                                                         679,856
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.01%
    225,000  AK STEEL CORPORATION                                                       7.75        06/15/2012           231,469
    250,000  ALERIS INTERNATIONAL INCORPORATED++<<                                      9.00        12/15/2014           267,500

                                                                                                                         498,969
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.83%
    135,000  DEX MEDIA INCORPORATED                                                     8.00        11/15/2013           141,075
    180,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011           182,700
    275,000  IDEARC INCORPORATED++                                                      8.00        11/15/2016           284,969
    250,000  MEDIMEDIA (USA) INCORPORATED++                                            11.38        11/15/2014           266,875
    500,000  NETWORK COMMUNICATIONS INCORPORATED                                       10.75        12/01/2013           530,625

                                                                                                                       1,406,244
                                                                                                                  --------------
REAL ESTATE - 0.47%
    235,000  REALOGY CORPORATION++                                                     10.50        04/15/2014           235,881
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.19%
$   300,000  RECKSON OPERATING PARTNERSHIP LP                                           6.00%       03/31/2016    $      291,873
    295,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013           297,325

                                                                                                                         589,198
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT - 0.89%
    210,000  AVIS BUDGET CAR RENTAL LLC+++/-                                            7.75        05/15/2016           217,875
    110,000  HERTZ CORPORATION                                                          8.88        01/01/2014           118,388
     95,000  HERTZ CORPORATION                                                         10.50        01/01/2016           107,231

                                                                                                                         443,494
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.67%
    130,000  BERRY PLASTICS HOLDING CORPORATION<<                                       8.88        09/15/2014           133,250
    180,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                       9.00        07/01/2015           197,100

                                                                                                                         330,350
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.37%
    175,000  E*TRADE FINANCIAL CORPORATION                                              8.00        06/15/2011           183,531
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.60%
    285,000  OWENS-ILLINOIS INCORPORATED<<                                              7.80        05/15/2018           299,963
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 0.25%
    120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                            8.88        09/15/2013           124,500
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.54%
    250,000  FORD MOTOR COMPANY<<                                                       7.45        07/16/2031           205,625
    650,000  GENERAL MOTORS CORPORATION<<                                               8.38        07/15/2033           604,500
    315,000  LEAR CORPORATION SERIES B                                                  5.75        08/01/2014           269,325
    205,000  VISTEON CORPORATION<<                                                      7.00        03/10/2014           180,400

                                                                                                                       1,259,850
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $38,088,191)                                                                      38,949,639
                                                                                                                  --------------
FOREIGN CORPORATE BONDS @- 5.52%
    600,000  INEOS GROUP HOLDINGS PLC++<<                                               8.50        02/15/2016           603,750
    165,000  INTELSAT BERMUDA LIMITED                                                  11.25        06/15/2016           188,513
    270,000  INTELSAT BERMUDA LIMITED+/-                                                8.87        01/15/2015           276,075
    250,000  INTELSAT BERMUDA LIMITED                                                   9.25        06/15/2016           276,875
    170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                        8.88        05/01/2016           184,238
    170,000  NOVELIS INCORPORATED                                                       7.25        02/15/2015           179,350
     90,000  NXP BV++                                                                   7.88        10/15/2014            92,700
    395,000  QUEBECOR WORLD INCORPORATED++                                              9.75        01/15/2015           418,700
    500,000  ROGERS CABLE INCORPORATED                                                  6.75        03/15/2015           521,966

TOTAL FOREIGN CORPORATE BONDS (COST $2,629,777)                                                                        2,742,167
                                                                                                                  --------------

TERM LOANS - 3.14%
    450,564  ALLIED WASTE NORTH AMERICA TERM LOAN                                       6.59        01/15/2012           453,191
    500,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                            7.06        04/04/2014           500,625
    496,250  REYNOLDS AMERICAN INCORPORATED TERM LOAN                                   7.11        04/24/2012           499,044
    103,657  WIND ACQUISITION CORPORATION TERM LOAN+/-                                 12.61        12/21/2011           105,989

TOTAL TERM LOANS (COST $1,552,204)                                                                                     1,558,849
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 4.06%

APPAREL & ACCESSORY STORES - 0.57%
     10,400  CARTER'S INCORPORATED+                                                                               $      282,048
                                                                                                                  --------------
CASINO & GAMING - 0.52%
      8,400  PINNACLE ENTERTAINMENT INCORPORATED+                                                                        257,040
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.00%
      7,200  INERGY LP                                                                                                   262,008
     12,310  SIERRA PACIFIC RESOURCES+                                                                                   233,398

                                                                                                                         495,406
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.54%
      7,640  CHESAPEAKE ENERGY CORPORATION                                                                               266,330
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.46%
      5,200  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR<<+                                                            231,294
                                                                                                                  --------------
PIPELINES - 0.48%
      7,530  WILLIAMS COMPANIES INCORPORATED                                                                             239,153
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT - 0.49%
      7,245  UNITED RENTALS INCORPORATED<<+                                                                              243,060
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,531,887)                                                                                  2,014,331
                                                                                                                  --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
COLLATERAL FOR SECURITIES LENDING - 14.90%

COLLATERAL INVESTED IN OTHER ASSETS - 14.90%
$    23,691  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40%       11/21/2007            23,701
        711  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007               711
        261  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008               261
      1,966  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                         5.31        07/10/2007             1,966
      2,369  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                         5.45        09/27/2007             2,371
     35,027  APRECO LLC++                                                               5.27        06/15/2007            34,956
     47,382  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007            47,341
     94,764  ATLAS CAPITAL FUNDING CORPORATION+++/-                                     5.31        04/25/2008            94,738
     59,228  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                         5.35        10/25/2007            59,233
    139,031  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007           137,918
     47,382  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007            46,920
     44,876  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007            44,386
    125,563  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007           125,563
     12,201  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007            12,226
     59,228  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007            59,228
    107,794  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007           107,841
    118,455  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $118,473)                                                            5.36        06/01/2007           118,455
    213,220  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $213,252)      5.36        06/01/2007           213,220
      1,692  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007             1,680
     35,537  BETA FINANCE INCORPORATED SERIES MTN+++/-                                  5.32        07/17/2007            35,538
     71,073  BNP PARIBAS+/-                                                             5.33        05/07/2008            71,062
    189,529  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $189,557)                 5.36        06/01/2007           189,529
     94,764  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007            94,391
     41,459  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007            41,423
      9,476  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007             9,457
     49,751  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007            49,606

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    45,487  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30%         07/11/2007    $     45,222
     12,912  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33          07/17/2007          12,825
     59,228  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31          07/19/2007          58,814
        924  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43          08/20/2007             924
     51,542  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26          06/11/2007          51,467
     46,198  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26          06/14/2007          46,110
     40,275  CEDAR SPRINGS CAPITAL COMPANY                                              5.28          07/10/2007          40,046
     72,037  CEDAR SPRINGS CAPITAL COMPANY                                              5.31          08/07/2007          71,335
     35,537  CHARTA LLC++                                                               5.29          06/22/2007          35,428
     11,846  CHARTA LLC                                                                 5.30          07/12/2007          11,775
     10,661  CHEYNE FINANCE LLC++                                                       5.24          06/07/2007          10,652
    189,529  CHEYNE FINANCE LLC                                                         5.25          06/18/2007         189,059
     47,382  CHEYNE FINANCE LLC                                                         5.24          07/17/2007          47,065
     47,382  CHEYNE FINANCE LLC                                                         5.25          07/18/2007          47,058
     59,228  CHEYNE FINANCE LLC+++/-                                                    5.30          02/25/2008          59,221
     23,691  CIT GROUP INCORPORATED+/-                                                  5.42          12/19/2007          23,691
    614,246  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $614,338)                   5.36          06/01/2007         614,246
     59,228  COBBLER FUNDING LIMITED++                                                  5.31          07/25/2007          58,762
     33,442  COBBLER FUNDING LIMITED                                                    5.31          07/30/2007          33,155
      9,476  COMERICA BANK+/-                                                           5.33          07/20/2007           9,478
     99,503  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29          06/12/2007          99,343
     11,846  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32          06/26/2007          11,802
      5,425  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72          10/29/2007           5,436
     30,019  DEER VALLEY FUNDING LLC++                                                  5.28          06/04/2007          30,006
     82,919  DEER VALLEY FUNDING LLC++                                                  5.30          06/15/2007          82,750
     55,797  DEER VALLEY FUNDING LLC                                                    5.31          07/11/2007          55,473
     47,382  DEER VALLEY FUNDING LLC++                                                  5.32          07/13/2007          47,093
      4,805  ERASMUS CAPITAL CORPORATION++                                              5.28          06/15/2007           4,795
     11,677  FAIRWAY FINANCE CORPORATION++                                              5.32          06/26/2007          11,635
     47,382  FCAR OWNER TRUST SERIES II                                                 5.26          06/11/2007          47,313
     23,691  FCAR OWNER TRUST SERIES II                                                 5.27          06/21/2007          23,622
      2,004  FCAR OWNER TRUST SERIES II                                                 5.25          06/22/2007           1,998
     15,399  FCAR OWNER TRUST SERIES II                                                 5.26          07/20/2007          15,289
    648,828  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $648,925)                5.36          06/01/2007         648,828
     47,382  FIVE FINANCE INCORPORATED                                                  5.27          06/22/2007          47,237
      2,369  FIVE FINANCE INCORPORATED+++/-                                             5.31          09/13/2007           2,370
     42,644  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24          06/18/2007          42,538
      5,925  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25          06/25/2007           5,904
     37,906  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40          06/18/2007          37,906
     47,844  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41          06/22/2007          47,846
     80,644  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50          06/15/2007          80,647
     52,120  GEORGE STREET FINANCE LLC++                                                5.29          06/15/2007          52,014
     24,347  GEORGE STREET FINANCE LLC                                                  5.29          06/20/2007          24,280
     59,228  GERMAN RESIDENTIAL FUNDING+++/-                                            5.33          08/22/2007          59,228
     59,228  GERMAN RESIDENTIAL FUNDING+++/-                                            5.34          08/22/2007          59,228
    159,519  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33          07/19/2007         158,404
     23,691  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34          08/07/2007          23,460
     59,228  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34          08/08/2007          58,641
     73,002  HUDSON-THAMES LLC                                                          5.24          07/16/2007          72,524
      1,658  IBM CORPORATION SERIES MTN+/-                                              5.35          06/28/2007           1,658
     82,919  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39          09/17/2007          82,919
    106,610  KESTREL FUNDING US LLC++                                                   5.28          06/28/2007         106,190
     85,288  KESTREL FUNDING US LLC+++/-                                                5.29          02/25/2008          85,288
     47,790  KLIO FUNDING CORPORATION++                                                 5.29          07/24/2007          47,421

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   120,777  KLIO III FUNDING CORPORATION++                                             5.29%       06/22/2007    $      120,408
     87,287  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007            86,754
     13,978  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007            13,872
     54,490  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007            54,069
     48,415  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007            48,316
     42,644  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007            42,445
     12,940  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007            12,931
     80,573  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007            80,291
      5,923  LIBERTY LIGHT US CAPITAL+++/-                                              5.34        11/21/2007             5,925
      3,554  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007             3,530
     85,288  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007            84,555
    118,455  LIQUID FUNDING LIMITED+++/-                                                5.29        08/15/2007           117,162
    177,683  LIQUID FUNDING LIMITED+++/-                                                5.33        06/11/2008           177,626
      2,369  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008             2,369
      1,777  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008             1,780
        403  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007               403
      7,107  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007             7,110
     59,228  METLIFE GLOBAL FUNDING I+++/-                                              5.31        02/22/2008            59,224
      5,094  MORGAN STANLEY+/-                                                          5.48        11/09/2007             5,097
     36,425  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008            36,428
     59,228  NATEXIS BANQUES POPULAIRES+++/-                                            5.35        11/09/2007            59,242
     93,461  NATIONWIDE BUILDING SOCIETY+++/-                                           5.48        07/20/2007            93,479
      5,923  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007             5,925
      9,986  NORTH SEA FUNDING                                                          5.32        06/05/2007             9,980
    111,242  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.37        11/22/2007           111,268
     59,228  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007            59,228
     42,644  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                                 5.33        10/26/2007            42,644
     47,382  SLM CORPORATION+++/-                                                       5.32        05/12/2008            47,382
     14,499  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007            14,490
      4,181  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007             4,170
     17,650  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007            17,598
     94,764  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.35        04/03/2008            94,802
     34,589  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007            34,287
     23,691  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007            23,653
    236,911  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007           236,911
     45,532  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008            45,531
      1,843  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007             1,831
     59,228  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.34        06/06/2008            59,228
     12,793  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007            12,797
      4,027  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007             4,022
      7,107  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007             7,046
        355  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007               355
     23,691  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007            23,498
     20,772  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007            20,730
     59,228  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007            58,874
     18,953  WHITE PINE FINANCE LLC+++/-                                                5.33        06/21/2007            18,953
     51,407  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007            51,227
      1,185  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007             1,185
        237  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007               235

                                                                                                                       7,392,006

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,392,006)                                                              7,392,006
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 8.15%
  4,043,045  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          $    4,043,045

TOTAL SHORT-TERM INVESTMENTS (COST $4,043,045)                                                                         4,043,045
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $55,237,110)*                         114.26%                                                               $   56,700,037

OTHER ASSETS AND LIABILITIES, NET           (14.26)                                                                   (7,077,932)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $   49,622,105
                                            ======                                                                ==============

%     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(I)   ILLIQUID SECURITY.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,043,045.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $55,237,110 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                             $ 1,602,963
      GROSS UNREALIZED DEPRECIATION                                (140,036)
                                                                -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                $ 1,462,927

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    $1,475,147,748

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,488,229,386)                                            1,475,147,748
                                            ------                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,488,229,386)*                      100.05%                                                               $1,475,147,748

OTHER ASSETS AND LIABILITIES, NET            (0.05)                                                                     (710,398)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $1,474,437,350
                                            ======                                                                ==============

*     COST FOR FEDERAL INCOME TAX PURPOSES IS AND NET UNREALIZED APPRECIATION
      (DEPRECIATION) CONSISTS OF:                              $1,491,238,206
      GROSS UNREALIZED APPRECIATION                            $      369,093
      GROSS UNREALIZED DEPRECIATION                               (16,459,551)
                                                               --------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)               $  (16,090,458)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES - 23.15%
$   878,422  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            6.00%        10/25/2033    $      881,846
    500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        5.64         03/15/2012           502,535
    999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    5.97         03/25/2034         1,002,244
    774,101  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
             CLASS 2M1+/-                                                              5.92         05/25/2033           776,513
     66,919  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               5.61         02/15/2034            67,043
    102,033  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              5.62         12/15/2033           102,201
     49,734  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  6.07         09/25/2033            49,805
    209,969  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                     5.53         05/20/2031           209,776
    200,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                   5.34         12/15/2009           199,984
    225,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                                  5.34         11/16/2009           224,859
    121,935  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         5.44         08/25/2035           121,886
     21,575  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS
             AII+/-                                                                    5.79         03/25/2032            21,581
    628,174  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8 CLASS
             MII1+/-                                                                   5.95         10/25/2033           620,844
  1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        6.75         04/25/2033         1,000,845
     22,339  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       5.80         12/25/2034            22,400
    265,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                5.29         05/20/2009           264,897
    200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             5.61         06/23/2012           200,000

TOTAL ASSET BACKED SECURITIES (COST $6,266,124)                                                                        6,269,259
                                                                                                                  --------------
AGENCY SECURITIES - 16.38%

FEDERAL HOME LOAN BANK - 2.89%
    130,000  FHLB                                                                      3.38         10/05/2007           129,195
    300,000  FHLB<<                                                                    5.50         08/15/2008           299,997
    355,000  FHLB<<                                                                    5.30         01/12/2009           355,022

                                                                                                                         784,214
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.42%
    260,796  FHLMC #555514                                                             9.00         10/01/2019           282,496
    333,663  FHLMC #555519<<                                                           9.00         12/01/2016           357,774
     37,228  FHLMC #786823+/-                                                          7.13         07/01/2029            37,681
     75,149  FHLMC #788792+/-                                                          7.06         01/01/2029            76,959
     37,138  FHLMC #789272+/-                                                          6.08         04/01/2032            37,455
     57,993  FHLMC #789483+/-                                                          5.62         06/01/2032            59,029
      1,204  FHLMC #865456+/-                                                          5.84         07/01/2010             1,195
     64,612  FHLMC #A01734                                                             9.00         08/01/2018            69,208
    242,618  FHLMC #G10747                                                             7.50         10/01/2012           249,077
    129,490  FHLMC #G11209<<                                                           7.50         12/01/2011           132,422
    160,487  FHLMC #G11391                                                             7.50         06/01/2012           164,652

                                                                                                                       1,467,948
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.54%
    300,000  FNMA<<                                                                    5.38         04/03/2008           299,772
    180,000  FNMA                                                                      4.00         06/23/2008           177,595
    249,369  FNMA #100255                                                              8.33         07/15/2020           270,534
    122,930  FNMA #100259                                                              7.50         12/15/2009           124,728
     22,055  FNMA #149167                                                             10.50         08/01/2020            24,773
     62,194  FNMA #365418+/-                                                           5.89         01/01/2023            62,798
     38,112  FNMA #372179                                                             11.00         04/01/2012            40,834
     78,226  FNMA #545460+/-<<                                                         7.22         11/01/2031            79,736
     40,610  FNMA #675491+/-                                                           8.18         04/01/2033            41,358
    651,000  FNMA SERIES 1                                                             4.25         09/15/2007           649,191

                                                                                                                       1,771,319
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.53%
$   137,520  GNMA #781540                                                              7.00%        05/15/2013    $      141,955
    257,765  GNMA #781614                                                              7.00         06/15/2033           271,497

                                                                                                                         413,452
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $4,357,355)                                                                              4,436,933
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.46%
    252,049  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2            5.50         10/25/2034           251,046
     40,610  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            7.50         10/20/2032            40,758
    145,433  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24         12/25/2035           144,175
    116,378  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          5.38         11/25/2036           116,349
     56,814  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
             CLASS 2A1+/-                                                              6.85         06/19/2031            56,645
     30,623  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
             CLASS 3A1+/-                                                              7.38         09/25/2034            31,126
    149,351  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                     5.56         03/20/2036           148,855
    109,796  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)           6.85         01/25/2022           108,968
     79,718  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)          6.72         02/20/2021            79,450
    447,554  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042           480,239
    392,035  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031           413,536
    223,156  FNMA SERIES 1990-77 CLASS D                                               9.00         06/25/2020           235,095
     98,313  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78         11/25/2033            97,428
    274,366  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                6.17         05/25/2042           279,754
     31,779  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               8.00         06/25/2033            32,055
    124,992  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               6.02         08/25/2042           127,412
    425,075  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.09         08/25/2042           432,950
    216,568  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                         8.00         09/19/2027           227,020
    229,560  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    5.72         06/25/2034           230,818
    176,920  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    5.99         06/25/2034           182,826
    178,179  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 5.72         04/25/2036           177,871
    155,470  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.99         04/25/2032           156,155
    123,248  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                  5.91         06/25/2024           122,769
  4,709,024  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)         0.80         11/25/2034            23,545
    100,642  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-               5.38         10/25/2036           100,551
    374,572  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.37         08/25/2035           371,552
    223,538  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
             1A1+/-++                                                                  4.95         09/28/2044           220,460
     85,758  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         6.14         10/25/2032            85,404
    944,957  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        6.72         09/10/2035           960,459
    244,387  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-         7.22         11/25/2020           243,476
    198,345  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++      8.51         07/15/2027           197,860
 10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
             IO3+/-++(C)                                                               1.37         11/15/2034            61,593
     30,796  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-               4.82         10/25/2032            30,690
     63,386  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-               4.38         12/25/2032            62,954
    155,370  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07         08/25/2033           153,058
    211,993  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)              6.98         12/28/2037           211,228

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,880,888)                                                            6,896,130
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 25.07%

APPAREL & ACCESSORY STORES - 0.24%
     65,000  MAY DEPARTMENT STORES COMPANY                                             5.95         11/01/2008            65,310
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.56%
     95,000  DR HORTON INCORPORATED                                                    7.50         12/01/2007            95,806
     55,000  K HOVNANIAN ENTERPRISES                                                  10.50         10/01/2007            55,732

                                                                                                                         151,538
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS - 1.40%
$    65,000  ALAMOSA DELAWARE INCORPORATED                                             8.50%        01/31/2012    $       68,445
    110,000  ECHOSTAR DBS CORPORATION                                                  5.75         10/01/2008           110,000
    140,000  NEXTEL PARTNERS INCORPORATED                                              8.13         07/01/2011           145,972
     50,000  QWEST CORPORATION+/-                                                      8.60         06/15/2013            54,750

                                                                                                                         379,167
                                                                                                                  --------------
COMPUTER HARDWARE - 0.73%
    200,000  IBM CORPORATION SERIES MTN                                                3.80         02/01/2008           198,069
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 2.59%
    350,000  BANK ONE                                                                  6.25         02/15/2008           351,611
    250,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                   5.63         12/04/2012           249,883
    100,000  PNC FUNDING CORPORATION+/-                                                5.50         01/31/2012           100,024

                                                                                                                         701,518
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.06%
    200,000  ENTERGY GULF STATES INCORPORATED+/-                                       5.76         12/01/2009           199,858
    110,000  ENTERGY GULF STATES INCORPORATED                                          5.12         08/01/2010           107,708
    255,000  GEORGIA POWER CAPITAL TRUST VI+/-                                         4.88         11/01/2042           254,505
     40,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008            41,300
    225,000  TXU ELECTRIC DELIVERY COMPANY                                             5.00         09/01/2007           224,570

                                                                                                                         827,941
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 3.02%
    255,000  DIAGEO CAPITAL PLC                                                        3.50         11/19/2007           252,880
    165,000  GENERAL MILLS INCORPORATED+/-                                             5.49         01/22/2010           165,045
    100,000  HJ HEINZ COMPANY++                                                        6.43         12/01/2008           101,109
    300,000  KRAFT FOODS INCORPORATED                                                  5.25         06/01/2007           300,000

                                                                                                                         819,034
                                                                                                                  --------------
FOOD STORES - 0.59%
    160,000  SAFEWAY INCORPORATED                                                      7.00         09/15/2007           160,621
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.37%
    100,000  CVS CAREMARK CORPORATION+/-                                               5.66         06/01/2010            99,972
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.01%
    275,000  CORE INVESTMENT GRADE TRUST                                               4.64         11/30/2007           273,720
                                                                                                                  --------------
INSURANCE CARRIERS - 0.46%
    125,000  UNUMPROVIDENT CORPORATION                                                 5.86         05/15/2009           125,276
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
    200,000  TYCO INTERNATIONAL GROUP SA PARTICIPATION CERTIFICATE TRUST++             4.44         06/15/2007           199,936
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.66%
    160,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                           5.46         04/30/2008           159,980
    130,000  GMAC LLC                                                                  5.85         01/14/2009           128,988
    225,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008           225,531
    300,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87         07/31/2008           301,959
    175,000  RESIDENTIAL CAPITAL CORPORATION+/-                                        6.66         11/21/2008           175,757

                                                                                                                         992,215
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.48%
    130,000  ANADARKO PETROLEUM CORPORATION+/-                                         5.75         09/15/2009           130,287
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.93%
    250,000  INTERNATIONAL PAPER COMPANY                                               6.50         11/15/2007           250,583
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.26%
$    70,000  THE E.W. SCRIPPS COMPANY                                                  3.75%        02/15/2008    $       68,991
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.94%
    100,000  CHELSEA GCA REALTY PARTNERSHIP LP                                         7.25         10/21/2007           100,509
    160,000  DUKE REALTY LP                                                            3.35         01/15/2008           157,733
    120,000  EQUITY ONE INCORPORATED                                                   3.88         04/15/2009           115,937
    150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                     5.68         07/11/2011           151,070

                                                                                                                         525,249
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.11%
    300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                      5.42         03/23/2009           300,041
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.31%
    255,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                      5.69         03/13/2009           255,443
    100,000  JOHNSON CONTROLS INCORPORATED+/-                                          5.59         01/17/2008           100,105

                                                                                                                         355,548
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.61%
    165,000  CARDINAL HEALTH INCORPORATED+/-++                                         5.62         10/02/2009           165,064
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $6,793,154)                                                                        6,790,080
                                                                                                                  --------------
FOREIGN CORPORATE BONDS @- 4.00%
     45,000  PEMEX FINANCE LIMITED                                                     9.69         08/15/2009            47,159
    100,000  SABMILLER PLC+/-++                                                        5.65         07/01/2009           100,172
    305,000  TELUS CORPORATION                                                         7.50         06/01/2007           305,000
    200,000  TRANSOCEAN INCORPORATED+/-                                                5.55         09/05/2008           200,113
    230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             6.50         12/15/2008           230,899
    200,000  YORKSHIRE POWER FINANCE SERIES B                                          6.50         02/25/2008           201,431

TOTAL FOREIGN CORPORATE BONDS (COST $1,086,537)                                                                        1,084,774
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 2.64%

CALIFORNIA - 0.38%
    100,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B (LEASE
             REVENUE, FIRST SECURITY BANK LOC)SS.                                      7.38         09/01/2020           102,537
                                                                                                                  --------------
ILLINOIS - 0.10%
     30,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                               5.36         12/01/2008            27,494
                                                                                                                  --------------
MASSACHUSETTS - 0.59%
    155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
             UNIVERSITY REVENUE, MBIA INSURED)                                         7.04         10/01/2028           158,872
                                                                                                                  --------------
NEW JERSEY - 0.48%
    130,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                           5.59         04/11/2009           129,592
                                                                                                                  --------------
NEW YORK - 1.09%
    300,000  NEW YORK STATE DORMITORY AUTHORITY (HEALTHCARE FACILITIES REVENUE)        3.45         02/15/2008           296,076
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $716,799)                                                                            714,571
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 5.81%

COLLATERAL INVESTED IN OTHER ASSETS - 5.81%
      5,040  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40         11/21/2007             5,042
        151  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.41         06/27/2007               151
         55  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         01/18/2008                55
        418  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.31         07/10/2007               418
        504  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.45         09/27/2007               504
      7,451  APRECO LLC++                                                              5.27         06/15/2007             7,436
     10,079  AQUIFER FUNDING LIMITED++                                                 5.29         06/07/2007            10,070

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    20,158  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31%        04/25/2008    $       20,153
     12,599  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.35         10/25/2007            12,600
     29,575  ATOMIUM FUNDING CORPORATION                                               5.30         07/26/2007            29,338
     10,079  ATOMIUM FUNDING CORPORATION++                                             5.30         08/07/2007             9,981
      9,546  ATOMIUM FUNDING CORPORATION                                               5.31         08/15/2007             9,442
     26,710  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.38         08/22/2007            26,710
      2,595  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.94         09/27/2007             2,601
     12,599  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.39         10/05/2007            12,599
     22,930  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.44         10/03/2007            22,940
     25,198  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $25,202)                                                            5.36         06/01/2007            25,198
     45,356  BEAR STEARNS & COMPANY (MATURITY VALUE $45,363)                           5.36         06/01/2007            45,356
        360  BETA FINANCE INCORPORATED                                                 5.32         07/16/2007               357
      7,559  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32         07/17/2007             7,560
     15,119  BNP PARIBAS+/-                                                            5.33         05/07/2008            15,116
     40,316  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $40,322)                 5.36         06/01/2007            40,316
     20,158  BUCKINGHAM II CDO LLC++                                                   5.33         06/28/2007            20,079
      8,819  CAIRN HIGH GRADE FUNDING I LLC                                            5.25         06/07/2007             8,812
      2,016  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/15/2007             2,012
     10,583  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         06/21/2007            10,552
      9,676  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30         07/11/2007             9,620
      2,747  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/17/2007             2,728
     12,599  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         07/19/2007            12,511
        197  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43         08/20/2007               197
     10,964  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/11/2007            10,948
      9,827  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/14/2007             9,808
      8,567  CEDAR SPRINGS CAPITAL COMPANY                                             5.28         07/10/2007             8,519
     15,324  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         08/07/2007            15,174
      7,559  CHARTA LLC++                                                              5.29         06/22/2007             7,536
      2,520  CHARTA LLC                                                                5.30         07/12/2007             2,505
      2,268  CHEYNE FINANCE LLC++                                                      5.24         06/07/2007             2,266
     40,316  CHEYNE FINANCE LLC                                                        5.25         06/18/2007            40,216
     10,079  CHEYNE FINANCE LLC                                                        5.24         07/17/2007            10,012
     10,079  CHEYNE FINANCE LLC                                                        5.25         07/18/2007            10,010
     12,599  CHEYNE FINANCE LLC+/-++                                                   5.30         02/25/2008            12,598
      5,040  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007             5,040
    130,662  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $130,682)                  5.36         06/01/2007           130,662
     12,599  COBBLER FUNDING LIMITED++                                                 5.31         07/25/2007            12,500
      7,114  COBBLER FUNDING LIMITED                                                   5.31         07/30/2007             7,053
      2,016  COMERICA BANK+/-                                                          5.33         07/20/2007             2,016
     21,166  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.29         06/12/2007            21,132
      2,520  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                5.32         06/26/2007             2,511
      1,154  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.72         10/29/2007             1,156
      6,386  DEER VALLEY FUNDING LLC++                                                 5.28         06/04/2007             6,383
     17,638  DEER VALLEY FUNDING LLC++                                                 5.30         06/15/2007            17,602
     11,869  DEER VALLEY FUNDING LLC                                                   5.31         07/11/2007            11,800
     10,079  DEER VALLEY FUNDING LLC++                                                 5.32         07/13/2007            10,018
      1,022  ERASMUS CAPITAL CORPORATION++                                             5.28         06/15/2007             1,020
      2,484  FAIRWAY FINANCE CORPORATION++                                             5.32         06/26/2007             2,475
     10,079  FCAR OWNER TRUST SERIES II                                                5.26         06/11/2007            10,064
      5,040  FCAR OWNER TRUST SERIES II                                                5.27         06/21/2007             5,025
        426  FCAR OWNER TRUST SERIES II                                                5.25         06/22/2007               425
      3,276  FCAR OWNER TRUST SERIES II                                                5.26         07/20/2007             3,252
    138,018  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $138,039)               5.36         06/01/2007           138,018
     10,079  FIVE FINANCE INCORPORATED                                                 5.27         06/22/2007            10,048
        504  FIVE FINANCE INCORPORATED+/-++                                            5.31         09/13/2007               504

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     9,071  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.24%        06/18/2007    $        9,049
      1,260  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.25         06/25/2007             1,256
      8,063  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40         06/18/2007             8,063
     10,177  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.41         06/22/2007            10,178
     17,155  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007            17,155
     11,087  GEORGE STREET FINANCE LLC++                                               5.29         06/15/2007            11,064
      5,179  GEORGE STREET FINANCE LLC                                                 5.29         06/20/2007             5,165
     12,599  GERMAN RESIDENTIAL FUNDING+/-++                                           5.33         08/22/2007            12,599
     12,599  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34         08/22/2007            12,599
     33,933  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.33         07/19/2007            33,696
      5,040  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/07/2007             4,990
     12,599  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/08/2007            12,474
     15,529  HUDSON-THAMES LLC                                                         5.24         07/16/2007            15,427
        353  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007               353
     17,638  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007            17,638
     22,678  KESTREL FUNDING US LLC++                                                  5.28         06/28/2007            22,589
     18,142  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008            18,142
     10,166  KLIO FUNDING CORPORATION++                                                5.29         07/24/2007            10,087
     25,692  KLIO III FUNDING CORPORATION++                                            5.29         06/22/2007            25,613
     18,568  KLIO III FUNDING CORPORATION++                                            5.30         07/13/2007            18,454
      2,973  KLIO III FUNDING CORPORATION++                                            5.30         07/23/2007             2,951
     11,591  KLIO III FUNDING CORPORATION++                                            5.29         07/24/2007            11,502
     10,299  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.29         06/15/2007            10,278
      9,071  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         07/03/2007             9,029
      2,753  LIBERTY HARBOUR CDO II LIMITED                                            5.29         06/06/2007             2,751
     17,140  LIBERTY HARBOUR CDO II LIMITED++                                          5.27         06/25/2007            17,080
      1,260  LIBERTY LIGHT US CAPITAL+/-++                                             5.34         11/21/2007             1,260
        756  LIQUID FUNDING LIMITED++                                                  5.26         07/16/2007               751
     18,142  LIQUID FUNDING LIMITED                                                    5.29         07/30/2007            17,987
     25,198  LIQUID FUNDING LIMITED+/-++                                               5.29         08/15/2007            24,923
     37,797  LIQUID FUNDING LIMITED+/-++                                               5.33         06/11/2008            37,785
        504  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33         02/15/2008               504
        378  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.59         01/02/2008               379
         86  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39         08/24/2007                86
      1,512  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47         08/27/2007             1,513
     12,599  METLIFE GLOBAL FUNDING I+/-++                                             5.31         02/22/2008            12,598
      1,084  MORGAN STANLEY+/-                                                         5.48         11/09/2007             1,084
      7,748  MORGAN STANLEY SERIES EXL+/-                                              5.38         06/13/2008             7,749
     12,599  NATEXIS BANQUES POPULAIRES+/-++                                           5.35         11/09/2007            12,602
     19,881  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007            19,885
      1,260  NATIONWIDE BUILDING SOCIETY+/-                                            5.48         07/20/2007             1,260
      2,124  NORTH SEA FUNDING                                                         5.32         06/05/2007             2,123
     23,663  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         11/22/2007            23,669
     12,599  SAINT GERMAIN FUNDING++                                                   5.28         06/01/2007            12,599
      9,071  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         10/26/2007             9,071
     10,079  SLM CORPORATION+/-++                                                      5.32         05/12/2008            10,079
      3,084  SLM CORPORATION SERIES MTN1+/-                                            5.57         07/25/2007             3,082
        889  SOCIETE GENERALE (NORTH AMERICA)                                          5.26         06/20/2007               887
      3,754  STANFIELD VICTORIA FUNDING LLC                                            5.26         06/21/2007             3,744
     20,158  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008            20,166
      7,358  TANGO FINANCE CORPORATION                                                 5.30         07/31/2007             7,294
      5,040  TASMAN FUNDING INCORPORATED++                                             5.29         06/12/2007             5,031
     50,396  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         12/31/2007            50,396
      9,686  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008             9,685
        392  UBS FINANCE (DELAWARE) LLC                                                5.32         07/16/2007               390
     12,599  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34         06/06/2008            12,599

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,721  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.35%        12/03/2007    $        2,722
        857  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.34         12/13/2007               856
      1,512  VETRA FINANCE INCORPORATED++                                              5.30         07/30/2007             1,499
         76  WACHOVIA CORPORATION+/-                                                   5.41         07/20/2007                76
      5,040  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                  5.30         07/27/2007             4,998
      4,419  WHISTLEJACKET CAPITAL LIMITED                                             5.33         06/15/2007             4,410
     12,599  WHISTLEJACKET CAPITAL LIMITED                                             5.28         07/12/2007            12,524
      4,032  WHITE PINE FINANCE LLC+/-++                                               5.33         06/21/2007             4,032
     10,935  WHITE PINE FINANCE LLC                                                    5.28         06/25/2007            10,893
        252  WORLD SAVINGS BANK FSB+/-                                                 5.42         06/01/2007               252
         50  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007                50

                                                                                                                       1,572,425
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,572,425)                                                              1,572,425
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 3.61%

MUTUAL FUNDS - 3.46%
    936,912  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                936,912
                                                                                                                  --------------

PRINCIPAL
US TREASURY BILLS - 0.15%
$    40,000  US TREASURY BILL^#                                                        4.82%        07/26/2007            39,713
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $976,621)                                                                             976,625
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,649,903)*                                              106.12%                                          $   28,740,797

OTHER ASSETS AND LIABILITIES, NET                                 (6.12)                                              (1,657,501)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $   27,083,296
                                                                 ======                                           ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $936,912.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $28,649,903 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                    $185,365
      GROSS UNREALIZED DEPRECIATION                                     (94,471)
                                                                       --------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                       $ 90,894

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                              STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007
--------------------------------------------------------------------------------

                                                                                    DIVERSIFIED        HIGH YIELD          INCOME
                                                                                      BOND FUND         BOND FUND       PLUS FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................  $           0   $    99,781,005    $ 55,636,073
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................................     80,197,112                 0               0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................................              0         9,673,087      25,049,538
   INVESTMENTS IN AFFILIATES ...................................................              0         3,898,702       1,141,639
                                                                                  -----------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................     80,197,112       113,352,794      81,827,250
                                                                                  -----------------------------------------------
   CASH ........................................................................         25,000            50,000               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............................              0                 0               0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................         17,071            47,102          41,683
   RECEIVABLE FOR INVESTMENTS SOLD .............................................              0           364,313         344,364
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................              0         1,793,419         590,436
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .............................              0             4,653               0
                                                                                  -----------------------------------------------
TOTAL ASSETS ...................................................................     80,239,183       115,612,281      82,803,733
                                                                                  -----------------------------------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................         88,804           410,531         215,870
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................              0         1,836,056       4,629,063
   DIVIDENDS PAYABLE ...........................................................              0           281,929               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................          3,444            88,957          36,470
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................................              0         9,673,087      25,049,538
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................         71,504            70,748          32,284
                                                                                  -----------------------------------------------
TOTAL LIABILITIES ..............................................................        163,752        12,361,308      29,963,225
                                                                                  -----------------------------------------------
TOTAL NET ASSETS ...............................................................  $  80,075,431   $   103,250,973    $ 52,840,508
                                                                                  ===============================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................  $  79,925,003   $   101,618,589    $ 61,709,845
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................         80,629            59,561         (49,608)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................        575,875        (1,141,520)     (8,392,855)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
     AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
     CURRENCIES ................................................................      (506,076)         2,709,690       (426,874)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......................             0                  0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS, AND
     SHORT SALES ...............................................................             0              4,653               0
                                                                                  -----------------------------------------------
TOTAL NET ASSETS ...............................................................  $  80,075,431   $   103,250,973    $ 52,840,508
                                                                                  -----------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................            N/A   $    73,672,753    $ 37,525,869
   SHARES OUTSTANDING - CLASS A ................................................            N/A         6,973,454       3,523,605
   NET ASSET VALUE PER SHARE - CLASS A .........................................            N/A   $         10.56    $      10.65
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ..................................            N/A   $         11.06(2) $      11.15(2)
   NET ASSETS - CLASS B ........................................................            N/A   $    16,944,939    $ 10,681,438
   SHARES OUTSTANDING - CLASS B ................................................            N/A         1,604,006       1,002,793
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................            N/A   $         10.56    $      10.65
   NET ASSETS - CLASS C ........................................................            N/A   $    12,633,281    $  4,633,201
   SHARES OUTSTANDING - CLASS C ................................................            N/A         1,195,065         435,054
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......................            N/A   $         10.57    $      10.65
   NET ASSETS - CLASS Z ........................................................            N/A               N/A             N/A
   SHARES OUTSTANDING - CLASS Z ................................................            N/A               N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ......................            N/A               N/A             N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................................  $  80,075,431               N/A             N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................      3,267,140               N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........  $       24.51               N/A             N/A
   NET ASSETS - INSTITUTIONAL CLASS ............................................            N/A               N/A             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................            N/A               N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........            N/A               N/A             N/A
                                                                                  -----------------------------------------------
INVESTMENTS AT COST ............................................................  $  80,703,188   $   110,643,104    $ 82,254,134
                                                                                  ===============================================
SECURITIES ON LOAN, AT MARKET VALUE ............................................  $           0   $     9,417,681    $ 24,503,469
                                                                                  ===============================================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(4) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                   INFLATION-      INTERMEDIATE    SHORT DURATION
                                                                                    PROTECTED        GOVERNMENT        GOVERNMENT
                                                                                    BOND FUND       INCOME FUND         BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................................  $          0    $  378,658,358    $  493,397,492
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................................    52,399,293                 0                 0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................................             0       182,131,860       219,328,533
   INVESTMENTS IN AFFILIATES ..................................................             0                 0                 0
                                                                                 ------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............................    52,399,293       560,790,218       712,726,025
                                                                                 ------------------------------------------------
   CASH .......................................................................        25,000            51,078           100,179
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ...........................             0                 0                 0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................................         8,124           270,838           891,440
   RECEIVABLE FOR INVESTMENTS SOLD ............................................             0                 0         8,822,256
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................................             0         1,826,381         2,371,252
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ............................             0                 0                 0
                                                                                 ------------------------------------------------
TOTAL ASSETS ..................................................................    52,432,417       562,938,515       724,911,152
                                                                                 ------------------------------------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ...........................................       142,501           531,151           751,258
   PAYABLE FOR INVESTMENTS PURCHASED ..........................................             0                 0        39,404,831
   DIVIDENDS PAYABLE ..........................................................        39,092                 0           353,820
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......................        12,685           172,295           157,298
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................................             0       182,131,860       219,328,533
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................        72,842           144,793           140,488
                                                                                 ------------------------------------------------
TOTAL LIABILITIES .............................................................       267,120       182,980,099       260,136,228
                                                                                 ------------------------------------------------
TOTAL NET ASSETS ..............................................................  $ 52,165,297    $  379,958,416    $  464,774,924
                                                                                 ================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL . ..........................................................  $ 57,519,508    $435,945,863      $  487,665,303
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................       667,331        (1,284,554)           50,935
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................    (3,679,385)      (49,280,880)      (20,257,442)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     IN FOREIGN CURRENCIES ....................................................     2,342,157)       (5,422,013)       (2,683,872)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......................             0                 0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
     AND SHORT SALES ..........................................................             0                 0                 0
                                                                                 ------------------------------------------------
TOTAL NET ASSETS ..............................................................  $ 52,165,297    $  379,958,416    $  464,774,924
                                                                                 ------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................................  $ 21,114,929    $  113,852,101    $   77,601,978
   SHARES OUTSTANDING - CLASS A ...............................................     2,193,867        10,785,376         7,877,248
   NET ASSET VALUE PER SHARE - CLASS A ........................................  $       9.62    $        10.56    $         9.85
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A .................................  $      10.07(2) $        11.06(2) $        10.15(3)
   NET ASSETS - CLASS B .......................................................  $  7,321,457    $   14,344,830    $   12,229,932
   SHARES OUTSTANDING - CLASS B ...............................................       762,622         1,360,913         1,240,611
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....................  $       9.60    $        10.54    $         9.86
   NET ASSETS - CLASS C .......................................................  $  7,202,223    $    7,534,101    $    8,440,384
   SHARES OUTSTANDING - CLASS C ...............................................       749,838           716,564           855,491
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....................  $       9.61    $        10.51    $         9.87
   NET ASSETS - CLASS Z .......................................................           N/A               N/A               N/A
   SHARES OUTSTANDING - CLASS Z ...............................................           N/A               N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z .....................           N/A               N/A               N/A
   NET ASSETS - ADMINISTRATOR CLASS ...........................................  $ 16,526,688    $  244,227,384    $  310,530,092
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................................     1,720,664        23,147,421        31,482,050
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .........  $       9.60    $        10.55    $         9.86
   NET ASSETS - INSTITUTIONAL CLASS ...........................................           N/A               N/A    $   55,972,538
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................................           N/A               N/A         5,673,943
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .........           N/A               N/A    $         9.86
                                                                                 ------------------------------------------------
INVESTMENTS AT COST ...........................................................  $ 54,741,450    $  566,212,231    $  715,409,897
                                                                                 ================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................................  $          0    $  178,280,177    $  214,956,015
                                                                                 ================================================

                                                                          STABLE      STRATEGIC                       ULTRA-SHORT
                                                                          INCOME         INCOME       TOTAL RETURN       DURATION
                                                                            FUND           FUND          BOND FUND      BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $          0    $45,264,986    $             0    $26,231,460
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..................    371,764,153              0      1,475,147,748              0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................              0      7,392,006                  0      1,572,425
   INVESTMENTS IN AFFILIATES ....................................              0      4,043,045                  0        936,912
                                                                    -------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..............    371,764,153     56,700,037      1,475,147,748     28,740,797
                                                                    -------------------------------------------------------------
   CASH .........................................................         25,000              0                  0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0          1,494                  0            656
   RECEIVABLE FOR FUND SHARES ISSUED ............................        590,939        301,710          1,384,009          2,450
   RECEIVABLE FOR INVESTMENTS SOLD ..............................              0        425,333                  0         17,246
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................              0        883,068                  0        221,236
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..............              0              0                  0              0
                                                                    -------------------------------------------------------------
TOTAL ASSETS ....................................................    372,380,092     58,311,642      1,476,531,757     28,982,385
                                                                    -------------------------------------------------------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .............................      2,283,755        153,853          1,229,276         44,018
   PAYABLE FOR INVESTMENTS PURCHASED ............................              0      1,063,193                  0        250,000
   DIVIDENDS PAYABLE ............................................              0         24,255            604,285          8,250
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........         22,448         36,373             60,057         10,116
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................              0      7,392,006                  0      1,572,425
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................        132,657         19,857            200,789         14,280
                                                                    -------------------------------------------------------------
TOTAL LIABILITIES ...............................................      2,438,860      8,689,537          2,094,407      1,899,089
                                                                    -------------------------------------------------------------
TOTAL NET ASSETS ................................................   $369,941,232    $49,622,105    $ 1,474,437,350    $27,083,296
                                                                    =============================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..............................................   $375,239,443    $47,455,397    $ 1,514,187,865    $31,840,597
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................        311,275         (1,899)           998,491            209
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ........     (3,576,267)       704,186        (27,667,368)    (4,852,605)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES ..........................     (2,033,219)     1,462,927        (13,081,638)        90,894
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ........              0          1,494                  0          4,201
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ................................              0              0                  0              0
                                                                    -------------------------------------------------------------
TOTAL NET ASSETS ................................................   $369,941,232    $49,622,105    $ 1,474,437,350    $27,083,296
                                                                    =============================================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .........................................   $ 48,629,407    $33,920,854    $    62,003,696    $12,821,840
   SHARES OUTSTANDING - CLASS A .................................      4,733,713      3,193,296          5,084,175      1,341,707
   NET ASSET VALUE PER SHARE - CLASS A ..........................   $      10.27    $     10.62    $         12.20    $      9.56
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...................   $      10.48(4) $     11.12(2) $         12.77(2) $      9.76(4)
   NET ASSETS - CLASS B .........................................   $  4,388,883    $10,188,527    $    16,827,113    $ 4,208,226
   SHARES OUTSTANDING - CLASS B .................................        427,655        958,900          1,378,504        441,325
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .......   $      10.26    $     10.63    $         12.21    $      9.54
   NET ASSETS - CLASS C .........................................   $  3,934,884    $ 5,512,724    $     6,313,440    $ 2,734,187
   SHARES OUTSTANDING - CLASS C .................................        384,211        519,733            520,069        286,166
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .......   $      10.24    $     10.61             $12.14    $      9.55
   NET ASSETS - CLASS Z .........................................            N/A            N/A    $     4,288,922    $ 7,319,043
   SHARES OUTSTANDING - CLASS Z .................................            N/A            N/A            357,840        768,660
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z .......            N/A            N/A    $         11.99    $      9.52
   NET ASSETS - ADMINISTRATOR CLASS .............................   $312,988,058            N/A    $   925,384,934            N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................     30,479,713            N/A         77,181,432            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE
     - ADMINISTRATOR CLASS ......................................   $      10.27            N/A    $         11.99            N/A
   NET ASSETS - INSTITUTIONAL CLASS .............................            N/A            N/A    $   459,619,245            N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................            N/A            N/A         38,353,608            N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE
     - INSTITUTIONAL CLASS ......................................            N/A            N/A    $         11.98            N/A
                                                                    -------------------------------------------------------------
INVESTMENTS AT COST .............................................   $373,797,372    $55,237,110    $ 1,488,229,386    $28,649,903
                                                                    =============================================================
SECURITIES ON LOAN, AT MARKET VALUE .............................   $          0    $ 7,203,283    $             0    $ 1,546,489
                                                                    =============================================================

WELLS FARGO ADVANTAGE INCOME FUNDS

                       STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007
--------------------------------------------------------------------------------

                                                                                    DIVERSIFIED       HIGH YIELD          INCOME
                                                                                      BOND FUND        BOND FUND       PLUS FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................      $           0    $           0    $          0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................             92,219                0               0
   INTEREST ................................................................                  0        8,958,361       3,169,683
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............          4,791,565                0               0
   INCOME FROM AFFILIATED SECURITIES .......................................                  0          159,055          88,200
   SECURITIES LENDING INCOME, NET ..........................................                  0           38,266          25,719
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................           (396,876)               0               0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................            132,224                0               0
                                                                                  ----------------------------------------------
TOTAL INVESTMENT INCOME ....................................................          4,619,132        9,155,682       3,283,602
                                                                                  ----------------------------------------------
EXPENSES
   ADVISORY FEES ...........................................................            225,337          615,353         302,399
   ADMINISTRATION FEES
     FUND LEVEL ............................................................             45,067           55,941          27,491
     CLASS A ...............................................................                N/A          218,566         102,926
     CLASS B ...............................................................                N/A           55,049          36,439
     CLASS C ...............................................................                N/A           39,656          14,583
     CLASS Z ...............................................................                N/A              N/A             N/A
     ADMINISTRATOR CLASS ...................................................             90,135              N/A             N/A
     INSTITUTIONAL CLASS ...................................................                N/A              N/A             N/A
   CUSTODY FEES ............................................................                  0           22,376          10,996
   SHAREHOLDER SERVICING FEES (NOTE 3) .....................................            225,337          279,706         137,454
   ACCOUNTING FEES .........................................................             24,235           25,257          22,583
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ...............................................................                N/A          147,453          97,606
     CLASS C ...............................................................                N/A          106,220          39,062
   PROFESSIONAL FEES .......................................................              5,972           28,069          18,671
   REGISTRATION FEES .......................................................              3,051           35,825          39,476
   SHAREHOLDER REPORTS .....................................................              1,961           32,187          13,635
   TRUSTEES' FEES ..........................................................              8,955            8,955           8,955
   OTHER FEES AND EXPENSES .................................................                255            5,588           1,314
                                                                                  ----------------------------------------------
TOTAL EXPENSES .............................................................            630,305        1,676,201         873,590
                                                                                  ----------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................           (263,786)        (135,748)       (186,837)
   NET EXPENSES ............................................................            366,519        1,540,453         686,753
                                                                                  ----------------------------------------------
NET INVESTMENT INCOME (LOSS) ...............................................          4,252,613        7,615,229       2,596,849
                                                                                  ----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........              4,249         (266,783)        301,971
   FUTURES TRANSACTIONS ....................................................                  0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................                  0           (2,760)              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................            304,068                0               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...................            207,591                0               0
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................              1,685                0               0
                                                                                  ----------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................            517,593         (269,543)        301,971
                                                                                  ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........                  0        3,879,946         750,299
   FUTURES TRANSACTIONS ....................................................                  0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ....................                  0            4,653               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................            570,831                0               0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER
     PORTFOLIOS ............................................................            337,248                0               0
                                                                                  ----------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........            908,079        3,884,599         750,299
                                                                                  ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................          1,425,672        3,615,056       1,052,270
                                                                                  ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............      $   5,678,285    $  11,230,285    $  3,649,119
                                                                                  ==============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                           INFLATION-   INTERMEDIATE   SHORT DURATION         STABLE
                                                            PROTECTED     GOVERNMENT       GOVERNMENT         INCOME
                                                            BOND FUND    INCOME FUND        BOND FUND           FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ..........................................  $          0   $          0   $            0   $          0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................        67,375              0                0        799,641
   INTEREST ...........................................         5,376     25,448,157       24,412,340              0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................     4,070,140              0                0     20,335,821
   INCOME FROM AFFILIATED SECURITIES ..................             0              0                0              0
   SECURITIES LENDING INCOME, NET .....................             0        180,852          210,060              0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................      (439,555)             0                0     (1,961,799)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................       123,856              0                0        395,204
                                                         -----------------------------------------------------------
TOTAL INVESTMENT INCOME ...............................     3,827,192     25,629,009       24,622,400     19,568,867
                                                         -----------------------------------------------------------
EXPENSES
   ADVISORY FEES ......................................             0      2,344,234        2,265,486              0
   ADMINISTRATION FEES
     FUND LEVEL .......................................        45,280        262,599          252,268        209,976
     CLASS A ..........................................        74,359        327,824          215,023        158,676
     CLASS B ..........................................        25,157         48,919           43,058         22,212
     CLASS C ..........................................        25,209         23,879           27,527         11,952
     CLASS Z ..........................................           N/A            N/A              N/A            N/A
     ADMINISTRATOR CLASS ..............................        46,016        382,118          362,536        351,081
     INSTITUTIONAL CLASS ..............................           N/A            N/A           31,997            N/A
   CUSTODY FEES .......................................             0        105,040          100,907              0
   SHAREHOLDER SERVICING FEES (NOTE 3) ................       226,403      1,312,994        1,161,349      1,049,880
   ACCOUNTING FEES ....................................        61,536         60,683           67,710         39,736
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................        67,385        131,032          115,333         59,494
     CLASS C ..........................................        67,525         63,963           73,735         32,015
   PROFESSIONAL FEES ..................................         9,246         31,547           32,138         14,483
   REGISTRATION FEES ..................................        24,444         44,740           58,968         58,293
   SHAREHOLDER REPORTS ................................         4,935         80,946           77,688         46,322
   TRUSTEES' FEES .....................................         8,955          8,955            8,955          8,955
   OTHER FEES AND EXPENSES ............................         2,921         16,989           17,138          9,159
                                                         -----------------------------------------------------------
TOTAL EXPENSES ........................................       689,371      5,246,462        4,911,816      2,072,234
                                                         -----------------------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......      (215,237)    (1,017,384)      (1,510,949)      (679,821)
   NET EXPENSES .......................................       474,134      4,229,078        3,400,867      1,392,413
                                                         -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................     3,353,058     21,399,931       21,221,533     18,176,454
                                                         -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .............................             0     (1,729,489)      (1,850,560)             0
   FUTURES TRANSACTIONS ...............................             0         38,036                0              0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS .....................................             0              0                0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................    (2,057,734)             0                0       (238,678)
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................       189,752              0                0       (426,640)
   OPTIONS, SWAP AGREEMENT AND SHORT SALE
     TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ....             0              0                0        197,046
                                                         -----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............    (1,867,982)    (1,691,453)      (1,850,560)      (468,272)
                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .............................             0      8,071,933        5,095,369              0
   FUTURES TRANSACTIONS ...............................             0        326,202                0              0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS .....................................             0              0                0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................     2,552,616              0                0      2,643,102
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT
     SALES ALLOCATED FROM MASTER PORTFOLIOS ...........           180              0                0        229,733
                                                         -----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .......................     2,552,796      8,398,135        5,095,369      2,872,835
                                                         -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS .........................................       684,814      6,706,682        3,244,809      2,404,563
                                                         -----------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................  $  4,037,872   $ 28,106,613   $   24,466,342   $ 20,581,017
                                                         ===========================================================

                                                            STRATEGIC          TOTAL    ULTRA-SHORT
                                                               INCOME         RETURN       DURATION
                                                                 FUND      BOND FUND      BOND FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ..........................................  $     15,712   $          0   $          0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................             0        483,617              0
   INTEREST ...........................................     2,749,647         14,204      1,617,153
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................             0     70,282,626              0
   INCOME FROM AFFILIATED SECURITIES ..................       224,282              0         55,084
   SECURITIES LENDING INCOME, NET .....................         6,026              0            199
   EXPENSES ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................             0     (4,972,227)             0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS .......................................             0        102,573              0
                                                         ------------------------------------------
TOTAL INVESTMENT INCOME ...............................     2,995,667     65,910,793      1,672,436
                                                         ------------------------------------------
EXPENSES
   ADVISORY FEES ......................................       218,325              0        133,727
   ADMINISTRATION FEES
     FUND LEVEL .......................................        19,848        653,708         14,859
     CLASS A ..........................................        72,230        186,511         36,663
     CLASS B ..........................................        27,291         54,040         14,506
     CLASS C ..........................................        11,627         19,147          8,787
     CLASS Z ..........................................           N/A         23,862         37,368
     ADMINISTRATOR CLASS ..............................           N/A        821,672            N/A
     INSTITUTIONAL CLASS ..............................           N/A        310,153            N/A
   CUSTODY FEES .......................................         7,939              0          5,944
   SHAREHOLDER SERVICING FEES (NOTE 3) ................        99,239      2,299,311         74,293
   ACCOUNTING FEES ....................................        34,420        138,728         40,222
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................        73,100        144,750         38,856
     CLASS C ..........................................        31,143         51,286         23,537
   PROFESSIONAL FEES ..................................        27,761         40,769         10,834
   REGISTRATION FEES ..................................        14,807        117,845         19,621
   SHAREHOLDER REPORTS ................................         7,835        158,489          6,231
   TRUSTEES' FEES .....................................         8,955          8,955          8,955
   OTHER FEES AND EXPENSES ............................           678         37,816            823
                                                         ------------------------------------------
TOTAL EXPENSES ........................................       655,198      5,067,042        475,226
                                                         ------------------------------------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......      (114,303)    (1,475,287)      (171,770)
   NET EXPENSES .......................................       540,895      3,591,755        303,456
                                                         ------------------------------------------
NET INVESTMENT INCOME (LOSS) ..........................     2,454,772     62,319,038      1,368,980
                                                         ------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .............................       842,043         11,968         11,306
   FUTURES TRANSACTIONS ...............................             0              0        (14,669)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS .....................................             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................             0      3,341,124              0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................             0              0              0
   OPTIONS, SWAP AGREEMENT AND SHORT SALE
     TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ....             0         58,601              0
                                                         ------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............       842,043      3,411,693         (3,363)
                                                         ------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .............................     1,133,813              0         35,933
   FUTURES TRANSACTIONS ...............................         1,494              0         (7,228)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE
     TRANSACTIONS .....................................             0              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS .......................................             0     12,828,483              0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT
     SALES ALLOCATED FROM MASTER PORTFOLIOS ...........             0         (9,013)             0
                                                         ------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .......................     1,135,307     12,819,470         28,705
                                                         ------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS .........................................     1,977,350     16,231,163         25,342
                                                         ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................  $  4,432,122   $ 78,550,201   $  1,394,322
                                                         ==========================================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   DIVERSIFIED BOND FUND
                                                                                               -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................   $  98,574,267   $ 133,276,561

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................       4,252,613       4,896,703
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................         517,593       1,700,030
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................         908,079      (7,140,793)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................       5,678,285        (544,060)
                                                                                               -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................             N/A             N/A
     CLASS B ...............................................................................             N/A             N/A
     CLASS C ...............................................................................             N/A             N/A
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................      (4,303,997)     (4,901,089)
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................             N/A             N/A
     CLASS B ...............................................................................             N/A             N/A
     CLASS C ...............................................................................             N/A             N/A
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................        (631,483)       (929,969)
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
                                                                                               -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................      (4,935,480)     (5,831,058)
                                                                                               -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS A .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS C .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................      26,940,595      17,287,115
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................       3,184,463       3,771,345
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................     (49,366,699)    (49,385,636)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................     (19,241,641)    (28,327,176)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .....................................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............     (19,241,641)    (28,327,176)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (18,498,836)    (34,702,294)
                                                                                               -----------------------------
ENDING NET ASSETS ..........................................................................   $  80,075,431   $  98,574,267
                                                                                               =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                   HIGH YIELD BOND FUND
                                                                                               -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................   $ 122,451,861   $ 249,070,867

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................       7,615,229      15,848,115
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................        (269,543)        756,118
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................       3,884,599           6,457
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................      11,230,285      16,610,690
                                                                                               -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................      (5,476,279)    (13,093,696)
     CLASS B ...............................................................................      (1,231,858)     (1,548,456)
     CLASS C ...............................................................................        (889,381)     (1,148,160)
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................             N/A             N/A
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................               0         (34,567)
     CLASS B ...............................................................................               0          (4,256)
     CLASS C ...............................................................................               0          (3,083)
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................             N/A             N/A
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
                                                                                               -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................      (7,597,518)    (15,832,218)
                                                                                               -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................      17,791,802      14,203,873
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................       2,678,604       9,488,871
   COST OF SHARES REDEEMED - CLASS A .......................................................     (34,472,058)   (141,256,328)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..     (14,001,652)   (117,563,584)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................       1,299,112       2,054,879
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................         775,972         991,167
   COST OF SHARES REDEEMED - CLASS B .......................................................      (7,570,685)     (7,784,233)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..      (5,495,601)     (4,738,187)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................         978,790       1,122,098
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................         462,444         630,091
   COST OF SHARES REDEEMED - CLASS C .......................................................      (4,777,636)     (6,847,896)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..      (3,336,402)     (5,095,707)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .....................................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............     (22,833,655)   (127,397,478)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (19,200,888)   (126,619,006)
                                                                                               -----------------------------
ENDING NET ASSETS ..........................................................................   $ 103,250,973   $ 122,451,861
                                                                                               =============================

                                                                                                     INCOME PLUS FUND
                                                                                               -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................   $  59,408,822   $  69,291,482

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................       2,596,849       2,694,430
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................         301,971         218,551
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................         750,299      (2,481,683)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................       3,649,119         431,298
                                                                                               -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................      (1,943,865)     (2,375,551)
     CLASS B ...............................................................................        (589,601)       (836,491)
     CLASS C ...............................................................................        (235,435)       (298,158)
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................             N/A             N/A
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................               0               0
     CLASS B ...............................................................................               0               0
     CLASS C ...............................................................................               0               0
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................             N/A             N/A
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
                                                                                               -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................      (2,768,901)     (3,510,200)
                                                                                               -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................       9,843,457       6,942,586
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................       1,432,071       1,618,806
   COST OF SHARES REDEEMED - CLASS A .......................................................     (13,293,888)    (10,251,206)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..      (2,018,360)     (1,689,814)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................       1,047,978       1,196,361
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................         338,097         499,509
   COST OF SHARES REDEEMED - CLASS B .......................................................      (5,779,801)     (6,225,603)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..      (4,393,726)     (4,529,733)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................         279,007         958,399
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................         165,793         221,989
   COST OF SHARES REDEEMED - CLASS C .......................................................      (1,481,246)     (1,764,599)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..      (1,036,446)       (584,211)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ....................................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............      (7,448,532)     (6,803,758)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................      (6,568,314)     (9,882,660)
                                                                                               -----------------------------
ENDING NET ASSETS ..........................................................................   $  52,840,508   $  59,408,822
                                                                                               =============================

                                                                                               INFLATION-PROTECTED BOND FUND
                                                                                               -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................................   $ 111,991,676   $ 107,715,198

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................       3,353,058       4,890,389
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................      (1,867,982)     (1,634,672)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................       2,552,796      (5,568,188)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................       4,037,872      (2,312,471)
                                                                                               -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...............................................................................        (939,804)     (1,394,179)
     CLASS B ...............................................................................        (251,380)       (445,409)
     CLASS C ...............................................................................        (253,014)       (483,044)
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................      (1,713,437)     (3,097,485)
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...............................................................................               0        (576,053)
     CLASS B ...............................................................................               0        (205,373)
     CLASS C ...............................................................................               0        (219,661)
     CLASS Z ...............................................................................             N/A             N/A
     ADMINISTRATOR CLASS ...................................................................               0      (1,289,222)
     INSTITUTIONAL CLASS ...................................................................             N/A             N/A
                                                                                               -----------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................................      (3,157,635)     (7,710,426)
                                                                                               -----------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................       7,662,732      14,096,623
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................         838,943       1,810,491
   COST OF SHARES REDEEMED - CLASS A .......................................................     (15,211,287)    (14,041,757)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..      (6,709,612)      1,865,357
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................         497,984       2,063,470
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................         195,426         519,015
   COST OF SHARES REDEEMED - CLASS B .......................................................      (3,567,025)     (3,624,739)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..      (2,873,615)     (1,042,254)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................       1,174,447       1,805,084
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................         202,743         565,755
   COST OF SHARES REDEEMED - CLASS C .......................................................      (4,460,816)     (4,947,822)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..      (3,083,626)     (2,576,983)
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................             N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..             N/A             N/A
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................       9,348,272      35,394,372
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................       1,489,359       3,886,088
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................     (58,877,394)    (23,227,205)
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................     (48,039,763)     16,053,255
                                                                                               -----------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................................             N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................................             N/A             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .....................................................................             N/A             N/A
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............     (60,706,616)     14,299,375
                                                                                               -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (59,826,379)      4,276,478
                                                                                               -----------------------------
ENDING NET ASSETS ..........................................................................   $  52,165,297   $ 111,991,676
                                                                                               =============================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 DIVERSIFIED BOND FUND
                                                                                            -------------------------------
                                                                                                   FOR THE          FOR THE
                                                                                                YEAR ENDED       YEAR ENDED
                                                                                              MAY 31, 2007     MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................              N/A              N/A
   SHARES REDEEMED - CLASS A ............................................................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................              N/A              N/A
                                                                                            -------------------------------
   SHARES SOLD - CLASS B ................................................................              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .............................              N/A              N/A
   SHARES REDEEMED - CLASS B ............................................................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................................              N/A              N/A
                                                                                            -------------------------------
   SHARES SOLD - CLASS C ................................................................              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............................              N/A              N/A
   SHARES REDEEMED - CLASS C ............................................................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................................              N/A              N/A
                                                                                            -------------------------------
   SHARES SOLD - CLASS Z ................................................................              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .............................              N/A              N/A
   SHARES REDEEMED - CLASS Z ............................................................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .................................              N/A              N/A
                                                                                            -------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................        1,088,641          685,755
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................          128,895          150,134
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................       (1,989,789)      (1,958,389)
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................         (772,253)      (1,122,500)
                                                                                            -------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                                N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................              N/A              N/A
                                                                                            -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................................         (772,253)      (1,122,500)
                                                                                            -------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $       80,629   $      127,710
                                                                                            ===============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                             HIGH YIELD BOND FUND            INCOME PLUS FUND        INFLATION-PROTECTED BOND FUND
                                        ------------------------------  ---------------------------  -----------------------------
                                              FOR THE          FOR THE        FOR THE       FOR THE       FOR THE          FOR THE
                                           YEAR ENDED       YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED       YEAR ENDED
                                         MAY 31, 2007     MAY 31, 2006   MAY 31, 2007  MAY 31, 2006  MAY 31, 2007     MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............      1,702,377        1,382,225        916,737       640,601       788,773        1,398,266
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS A ......        258,995          923,371        134,690       150,914        86,235          181,401
   SHARES REDEEMED - CLASS A .........     (3,320,429)     (13,754,714)    (1,246,582)     (955,058)   (1,568,038)      (1,414,258)
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A .............     (1,359,057)     (11,449,118)      (195,155)     (163,543)     (693,030)         165,409
                                        ------------------------------------------------------------------------------------------
   SHARES SOLD - CLASS B .............        125,526          199,711         98,113       110,608        51,258          204,896
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS B ......         75,045           96,492         31,829        46,503        20,134           52,117
   SHARES REDEEMED - CLASS B .........       (730,288)        (758,118)      (541,451)     (576,895)     (368,258)        (365,027)
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B .............       (529,717)        (461,915)      (411,509)     (419,784)     (296,866)        (108,014)
                                        ------------------------------------------------------------------------------------------
   SHARES SOLD - CLASS C .............         94,879          109,318         26,029        88,558       122,528          180,859
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS C ......         44,717           61,291         15,601        20,681        20,877           55,953
   SHARES REDEEMED - CLASS C .........       (461,497)        (667,308)      (138,778)     (163,850)     (462,730)        (498,113)
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C .............       (321,901)        (496,699)       (97,148)      (54,611)     (319,325)        (261,301)
                                        ------------------------------------------------------------------------------------------
   SHARES SOLD - CLASS Z .............            N/A              N/A            N/A           N/A           N/A              N/A
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS - CLASS Z ......            N/A              N/A            N/A           N/A           N/A              N/A
   SHARES REDEEMED - CLASS Z .........            N/A              N/A            N/A           N/A           N/A              N/A
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS Z .............            N/A              N/A            N/A           N/A           N/A              N/A
                                        ------------------------------------------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR
     CLASS ...........................            N/A              N/A            N/A           N/A       969,595        3,518,060
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS .............            N/A              N/A            N/A           N/A       153,543          390,968
   SHARES REDEEMED -
     ADMINISTRATOR CLASS .............            N/A              N/A            N/A           N/A    (6,067,354)      (2,350,596)
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - ADMINISTRATOR
   CLASS .............................            N/A              N/A            N/A           N/A    (4,944,216)       1,558,432
                                        ------------------------------------------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL
     CLASS ...........................            N/A              N/A            N/A           N/A           N/A              N/A
   SHARES ISSUED IN REINVESTMENT
     OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .............            N/A              N/A            N/A           N/A           N/A              N/A
   SHARES REDEEMED -
     INSTITUTIONAL CLASS .............            N/A              N/A            N/A           N/A           N/A              N/A
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL
   CLASS .............................            N/A              N/A            N/A           N/A           N/A              N/A
                                        ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........     (2,210,675)     (12,407,732)      (703,812)     (637,938)   (6,253,437)       1,354,526
                                        ------------------------------------------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) ......  $      59,561  $        44,610  $     (49,608) $   (146,661) $    667,331     $    471,908
                                        ==========================================================================================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      INTERMEDIATE GOVERNMENT
                                                                                                            INCOME FUND
                                                                                                  ------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   MAY 31, 2007     MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................................   $ 549,215,734    $ 579,859,268

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................................      21,399,931       20,694,330
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................      (1,691,453)      (4,576,982)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................       8,398,135      (16,861,926)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      28,106,613         (744,578)
                                                                                                  ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................................      (5,126,797)      (5,237,939)
     CLASS B ..................................................................................        (629,313)        (786,572)
     CLASS C ..................................................................................        (309,341)        (353,109)
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................     (17,308,569)     (16,722,887)
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................................               0                0
     CLASS B ..................................................................................               0                0
     CLASS C ..................................................................................               0                0
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................               0                0
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
                                                                                                  ------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................................     (23,374,020)     (23,100,507)
                                                                                                  ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................................       9,328,622        8,941,225
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................       3,901,035        3,908,363
   COST OF SHARES REDEEMED - CLASS A ..........................................................     (21,038,587)     (28,732,145)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....      (7,808,930)     (15,882,557)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................................       1,249,159          728,950
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................         470,751          573,271
   COST OF SHARES REDEEMED - CLASS B ..........................................................      (7,115,116)     (10,874,648)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....      (5,395,206)      (9,572,427)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................................         540,286          824,355
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................         229,028          254,764
   COST OF SHARES REDEEMED - CLASS C ..........................................................      (2,484,476)      (4,264,315)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....      (1,715,162)      (3,185,196)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z .....             N/A              N/A
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................................     120,525,160      154,199,563
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................................       7,207,219        6,203,169
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................    (286,802,992)    (138,561,001)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ........................................................................    (159,070,613)      21,841,731
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ......................................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............    (173,989,911)      (6,798,449)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................    (169,257,318)     (30,643,534)
                                                                                                  ------------------------------
ENDING NET ASSETS .............................................................................   $ 379,958,416    $ 549,215,734
                                                                                                  ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                          SHORT DURATION
                                                                                                       GOVERNMENT BOND FUND
                                                                                                  ------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   MAY 31, 2007     MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................................   $ 536,773,067    $ 585,031,498

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................................      21,221,533       19,778,687
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................      (1,850,560)      (5,295,592)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................       5,095,369       (5,560,170)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      24,466,342        8,922,925
                                                                                                  ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................................      (3,210,902)      (3,029,423)
     CLASS B ..................................................................................        (527,944)        (623,019)
     CLASS C ..................................................................................        (337,572)        (434,189)
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................     (16,030,357)     (16,233,396)
     INSTITUTIONAL CLASS ......................................................................      (1,849,013)        (640,686)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................................               0                0
     CLASS B ..................................................................................               0                0
     CLASS C ..................................................................................               0                0
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................               0                0
     INSTITUTIONAL CLASS ......................................................................               0                0
                                                                                                  ------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................................     (21,955,788)     (20,960,713)
                                                                                                  ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................................      24,390,992       27,922,115
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................       1,917,444        1,792,387
   COST OF SHARES REDEEMED - CLASS A ..........................................................     (26,938,135)     (44,073,975)

                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....        (629,699)     (14,359,473)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................................         535,992          805,689
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................         426,312          491,342
   COST OF SHARES REDEEMED - CLASS B ..........................................................      (7,157,258)      (9,556,887)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....      (6,194,954)      (8,259,856)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................................         134,998          557,793
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................         293,567          363,747
   COST OF SHARES REDEEMED - CLASS C ..........................................................      (3,579,416)      (8,594,754)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....      (3,150,851)      (7,673,214)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z .....             N/A              N/A
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................................      62,950,043      136,373,557
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................................      12,829,124       12,877,166
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................    (169,010,984)    (182,606,961)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ........................................................................     (93,231,817)     (33,356,238)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................      29,918,760       29,910,390
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................       1,768,849          618,148
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................      (2,988,985)      (3,100,400)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ......................................................................      28,698,624       27,428,138
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............     (74,508,697)     (36,220,643)
                                                                                                   -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................     (71,998,143)     (48,258,431)
                                                                                                  ------------------------------
ENDING NET ASSETS .............................................................................   $ 464,774,924    $ 536,773,067
                                                                                                  ==============================

                                                                                                        STABLE INCOME FUND
                                                                                                  ------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   MAY 31, 2007     MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................................   $ 447,498,935    $ 467,735,579

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................................      18,176,454       17,886,388
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................        (468,272)        (541,383)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................       2,872,835       (5,839,820)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................      20,581,017       11,505,185
                                                                                                  ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................................      (2,412,349)      (2,829,181)
     CLASS B ..................................................................................        (272,427)        (477,474)
     CLASS C ..................................................................................        (151,568)        (173,011)
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................     (15,590,264)     (14,576,406)
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................................               0                0
     CLASS B ..................................................................................               0                0
     CLASS C ..................................................................................               0                0
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................               0                0
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
                                                                                                  ------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................................     (18,426,608)     (18,056,072)
                                                                                                  ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................................      21,148,249       20,878,096
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................       1,896,098        2,267,220
   COST OF SHARES REDEEMED - CLASS A ..........................................................     (39,519,250)     (40,660,247)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....     (16,474,903)     (17,514,931)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................................         297,026          588,834
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................         236,338          411,409
   COST OF SHARES REDEEMED - CLASS B ..........................................................      (7,716,948)     (10,223,529)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....      (7,183,584)      (9,223,286)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................................         675,923           86,313
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................         141,642          154,940
   COST OF SHARES REDEEMED - CLASS C ..........................................................      (1,256,573)      (2,941,449)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....        (439,008)      (2,700,196)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z .....             N/A              N/A
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................................     200,271,123      136,859,237
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................................       9,735,995        9,293,612
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................    (265,621,735)    (130,400,193)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ........................................................................     (55,614,617)      15,752,656
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -INSTITUTIONAL
   CLASS ......................................................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............     (79,712,112)     (13,685,757)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................     (77,557,703)     (20,236,644)
                                                                                                  ------------------------------
ENDING NET ASSETS .............................................................................   $ 369,941,232    $ 447,498,935
                                                                                                  ==============================

                                                                                                       STRATEGIC INCOME FUND
                                                                                                  ------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   MAY 31, 2007     MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................................   $  32,768,209    $  27,138,237

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................................       2,454,772        1,743,741
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................         842,043          158,500
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................       1,135,307          195,114
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................       4,432,122        2,097,355
                                                                                                  ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................................      (1,659,029)        (958,869)
     CLASS B ..................................................................................        (559,166)        (574,775)
     CLASS C ..................................................................................        (236,481)        (210,204)
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................             N/A              N/A
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................................        (160,840)        (260,515)
     CLASS B ..................................................................................         (61,244)        (182,637)
     CLASS C ..................................................................................         (26,391)         (67,583)
     CLASS Z ..................................................................................             N/A              N/A
     ADMINISTRATOR CLASS ......................................................................             N/A              N/A
     INSTITUTIONAL CLASS ......................................................................             N/A              N/A
                                                                                                  ------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................................      (2,703,151)      (2,254,583)
                                                                                                  ------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................................      20,754,057       11,380,618
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................       1,711,972        1,182,638
   COST OF SHARES REDEEMED - CLASS A ..........................................................      (9,537,168)      (5,870,414)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....      12,928,861        6,692,842
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................................       2,265,686        1,943,499
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................         531,143          671,464
   COST OF SHARES REDEEMED - CLASS B ..........................................................      (2,576,793)      (3,070,751)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....         220,036         (455,788)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................................       2,588,552          831,443
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................         232,102          255,606
   COST OF SHARES REDEEMED - CLASS C ..........................................................        (844,626)      (1,536,903)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....       1,976,028         (449,854)
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z .....             N/A              N/A
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................................             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
   CLASS ......................................................................................             N/A              N/A
                                                                                                  ------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................             N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS ......................................................................................             N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............      15,124,925        5,787,200
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................      16,853,896        5,629,972
                                                                                                  ------------------------------
ENDING NET ASSETS .............................................................................   $  49,622,105    $  32,768,209
                                                                                                  ==============================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     INTERMEDIATE GOVERNMENT
                                                                                                           INCOME FUND
                                                                                                  ------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                     YEAR ENDED       YEAR ENDED
                                                                                                   MAY 31, 2007     MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................................        876,286          832,950
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................        367,830          364,717
   SHARES REDEEMED - CLASS A ...................................................................     (1,979,435)      (2,681,681)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................................       (735,319)      (1,484,014)
                                                                                                  ------------------------------
   SHARES SOLD - CLASS B .......................................................................        118,111           67,962
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................         44,455           53,537
   SHARES REDEEMED - CLASS B ...................................................................       (670,797)      (1,014,905)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................................       (508,231)        (893,406)
                                                                                                  ------------------------------
   SHARES SOLD - CLASS C .......................................................................         51,006           77,139
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................         21,679           23,853
   SHARES REDEEMED - CLASS C ...................................................................       (234,952)        (399,576)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................................       (162,267)        (298,584)
                                                                                                  ------------------------------
   SHARES SOLD - CLASS Z .......................................................................            N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................            N/A              N/A
   SHARES REDEEMED - CLASS Z ...................................................................            N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................................            N/A              N/A
                                                                                                  ------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ...........................................................     11,344,381       14,404,962
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................        680,136          580,126
   SHARES REDEEMED - ADMINISTRATOR CLASS .......................................................    (26,892,809)     (12,946,985)
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................    (14,868,292)       2,038,103
                                                                                                  ------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................................................            N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................            N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .......................................................            N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................            N/A              N/A
                                                                                                  ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ........    (16,274,109)        (637,901)
                                                                                                  ------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................................  $  (1,284,554)   $  (1,255,000)
                                                                                                  ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           SHORT DURATION
                                                                        GOVERNMENT BOND FUND           STABLE INCOME FUND
                                                                    ---------------------------   ---------------------------
                                                                         FOR THE        FOR THE        FOR THE        FOR THE
                                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                    MAY 31, 2007   MAY 31, 2006   MAY 31, 2007   MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................      2,473,495      2,819,987      2,057,628      2,024,836
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....        194,443        181,219        184,794        220,383
   SHARES REDEEMED - CLASS A ....................................     (2,732,817)    (4,452,415)    (3,845,536)    (3,943,059)
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........        (64,879)    (1,451,209)    (1,603,114)    (1,697,840)
                                                                    ---------------------------------------------------------
   SHARES SOLD - CLASS B ........................................         54,414         81,399         28,958         57,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....         43,202         49,652         23,066         40,026
   SHARES REDEEMED - CLASS B ....................................       (725,686)      (964,792)      (751,858)      (992,858)
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........       (628,070)      (833,741)      (699,834)      (895,578)
                                                                    ---------------------------------------------------------
   SHARES SOLD - CLASS C ........................................         13,700         56,113         66,084          8,504
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .....         29,721         36,721         13,844         15,104
   SHARES REDEEMED - CLASS C ....................................       (362,943)      (867,714)      (122,625)      (286,292)
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........       (319,522)      (774,880)       (42,697)      (262,684)
                                                                    ---------------------------------------------------------
   SHARES SOLD - CLASS Z ........................................            N/A            N/A            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....            N/A            N/A            N/A            N/A
   SHARES REDEEMED - CLASS Z ....................................            N/A            N/A            N/A            N/A
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .........            N/A            N/A            N/A            N/A
                                                                    ---------------------------------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................      6,379,917     13,748,115     19,496,643     13,292,453
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ........................................      1,299,350      1,300,652        949,248        903,898
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................    (17,122,457)   (18,444,113)   (25,831,747)   (12,655,046)
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ..........................................     (9,443,190)    (3,395,346)    (5,385,856)     1,541,305
                                                                    ---------------------------------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................      3,031,457      3,017,645            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................................        179,027         62,632            N/A            N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................       (303,414)      (314,410)           N/A            N/A
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ..........................................      2,907,070      2,765,867            N/A            N/A
                                                                    ---------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............................     (7,548,591)    (3,689,309)    (7,731,501)    (1,314,797)
                                                                    ---------------------------------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $     50,935   $    (50,186)  $    311,275   $    364,383
                                                                    =========================================================

                                                                       STRATEGIC INCOME FUND
                                                                    ---------------------------
                                                                         FOR THE        FOR THE
                                                                      YEAR ENDED     YEAR ENDED
                                                                    MAY 31, 2007   MAY 31, 2006
-----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................      1,999,617      1,112,048
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....        164,587        115,841
   SHARES REDEEMED - CLASS A ....................................       (921,603)      (572,938)
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........      1,242,601        654,951
                                                                    ---------------------------
   SHARES SOLD - CLASS B ........................................        219,281        189,296
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....         51,164         65,774
   SHARES REDEEMED - CLASS B ....................................       (249,803)      (300,228)
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........         20,642        (45,158)
                                                                    ---------------------------
   SHARES SOLD - CLASS C ........................................        249,507         81,309
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .....         22,369         25,074
   SHARES REDEEMED - CLASS C ....................................        (82,215)      (150,517)
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .........        189,661        (44,134)
                                                                    ---------------------------
   SHARES SOLD - CLASS Z ........................................            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....            N/A            N/A
   SHARES REDEEMED - CLASS Z ....................................            N/A            N/A
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .........            N/A            N/A
                                                                    ---------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ........................................            N/A            N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................            N/A            N/A
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ..........................................            N/A            N/A
                                                                    ---------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................            N/A            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................................            N/A            N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................            N/A            N/A
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ..........................................            N/A            N/A
                                                                    ---------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............................      1,452,904        565,659
                                                                    ---------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $     (1,899)  $     (1,902)
                                                                    ===========================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         TOTAL RETURN BOND FUND
                                                                                   ---------------------------------
                                                                                           FOR THE           FOR THE
                                                                                        YEAR ENDED        YEAR ENDED
                                                                                      MAY 31, 2007      MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................   $ 1,229,800,884   $ 1,120,244,083

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................        62,319,038        50,464,202
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................         3,411,693       (24,355,941)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        12,819,470       (35,148,232)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................        78,550,201        (9,039,971)
                                                                                   ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...................................................................        (3,023,389)       (3,216,527)
     CLASS B ...................................................................          (732,790)         (781,917)
     CLASS C ...................................................................          (259,731)         (279,911)
     CLASS Z ...................................................................          (237,893)         (429,013)
     ADMINISTRATOR CLASS .......................................................       (38,928,076)      (32,178,907)
     INSTITUTIONAL CLASS .......................................................       (19,477,462)      (13,459,576)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...................................................................                 0           (55,718)
     CLASS B ...................................................................                 0           (15,737)
     CLASS C ...................................................................                 0            (5,637)
     CLASS Z ...................................................................                 0            (4,856)
     ADMINISTRATOR CLASS .......................................................                 0          (497,432)
     INSTITUTIONAL CLASS .......................................................                 0          (203,067)
                                                                                   ---------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................       (62,659,341)      (51,128,298)
                                                                                   ---------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................        42,749,509        41,641,898
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................         2,812,806         2,646,329
   COST OF SHARES REDEEMED - CLASS A ...........................................       (53,669,335)      (55,463,785)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ......................................................        (8,107,020)      (11,175,558)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................         1,614,957         2,273,460
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................           633,227           670,863
   COST OF SHARES REDEEMED - CLASS B ...........................................        (7,108,811)       (8,064,018)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ......................................................        (4,860,627)       (5,119,695)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................         1,069,154         1,588,659
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................           224,727           247,257
   COST OF SHARES REDEEMED - CLASS C ...........................................        (2,921,014)       (3,398,998)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ......................................................        (1,627,133)       (1,563,082)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .........................................           837,714         2,309,458
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....................................           213,751           410,308
   COST OF SHARES REDEEMED - CLASS Z ...........................................        (3,454,773)      (24,740,970)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ......................................................        (2,403,308)      (22,021,204)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .............................       325,139,192       928,709,557
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .........................        32,943,458        26,043,200
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...............................      (226,123,655)     (853,915,916)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..........................................       131,958,995       100,836,841
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................       144,767,821       211,322,030
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........................        18,882,228        13,312,765
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................       (49,865,350)     (115,867,027)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..........................................       113,784,699       108,767,768
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................       228,745,606       169,725,070
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       244,636,466       109,556,801
                                                                                   ---------------------------------
ENDING NET ASSETS ..............................................................   $ 1,474,437,350   $ 1,229,800,884
                                                                                   =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                     ULTRA-SHORT DURATION BOND FUND
                                                                                   ---------------------------------
                                                                                           FOR THE           FOR THE
                                                                                        YEAR ENDED        YEAR ENDED
                                                                                      MAY 31, 2007      MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................   $    31,573,644   $    42,944,280

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................         1,368,980         1,339,777
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................            (3,363)           93,200
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............         28,705          (258,065)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................         1,394,322         1,174,912
                                                                                   ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...................................................................          (654,318)         (588,993)
     CLASS B ...................................................................          (219,975)         (254,587)
     CLASS C ...................................................................          (133,261)         (171,506)
     CLASS Z ...................................................................          (411,247)         (460,359)
     ADMINISTRATOR CLASS .......................................................               N/A               N/A
     INSTITUTIONAL CLASS .......................................................               N/A               N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...................................................................                 0                 0
     CLASS B ...................................................................                 0                 0
     CLASS C ...................................................................                 0                 0
     CLASS Z ...................................................................                 0                 0
     ADMINISTRATOR CLASS .......................................................               N/A               N/A
     INSTITUTIONAL CLASS .......................................................               N/A               N/A
                                                                                   ---------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................        (1,418,801)       (1,475,445)
                                                                                   ---------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................         6,660,184         6,901,263
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................           617,382           561,135
   COST OF SHARES REDEEMED - CLASS A ...........................................        (7,190,780)       (9,553,539)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ......................................................            86,786        (2,091,141)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................           626,538           764,312
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................           199,860           233,649
   COST OF SHARES REDEEMED - CLASS B ...........................................        (2,629,700)       (3,486,040)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ......................................................        (1,803,302)       (2,488,079)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................           492,874           349,308
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................           115,478           146,644
   COST OF SHARES REDEEMED - CLASS C ...........................................        (1,422,794)       (3,376,682)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL  SHARE
   TRANSACTIONS - CLASS C ......................................................          (814,442)       (2,880,730)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .........................................           498,652           384,256
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....................................           381,606           428,707
   COST OF SHARES REDEEMED - CLASS Z ...........................................        (2,815,169)       (4,423,116)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ......................................................        (1,934,911)       (3,610,153)
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .............................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .........................               N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...............................               N/A               N/A
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..........................................               N/A               N/A
                                                                                   ---------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........................               N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...............................               N/A               N/A
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..........................................               N/A               N/A
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................        (4,465,869)      (11,070,103)
                                                                                   ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (4,490,348)      (11,370,636)
                                                                                   ---------------------------------
ENDING NET ASSETS ..............................................................   $    27,083,296   $    31,573,644
                                                                                   =================================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    TOTAL RETURN BOND FUND
                                                                                                ------------------------------
                                                                                                      FOR THE          FOR THE
                                                                                                   YEAR ENDED       YEAR ENDED
                                                                                                 MAY 31, 2007     MAY 31, 2006
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................       3,482,058        3,363,797
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................         229,461          214,823
   SHARES REDEEMED - CLASS A ................................................................      (4,375,571)      (4,500,693)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................        (664,052)        (922,073)
                                                                                                ------------------------------
   SHARES SOLD - CLASS B ....................................................................         131,495          183,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................          51,613           54,371
   SHARES REDEEMED - CLASS B ................................................................        (580,242)        (653,123)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................        (397,134)        (415,498)
                                                                                                ------------------------------
   SHARES SOLD - CLASS C ....................................................................          87,804          128,850
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................          18,419           20,150
   SHARES REDEEMED - CLASS C ................................................................        (240,423)        (276,432)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................        (134,200)        (127,432)
                                                                                                ------------------------------
   SHARES SOLD - CLASS Z ....................................................................          69,764          189,166
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................          17,761           33,645
   SHARES REDEEMED - CLASS Z ................................................................        (286,620)      (2,019,172)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................        (199,095)      (1,796,361)
                                                                                                ------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................      26,910,747       76,435,791
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................       2,732,255        2,151,115
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................     (18,767,780)     (70,376,540)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................      10,875,222        8,210,366
                                                                                                ------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................      12,006,137       17,256,226
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................       1,566,980        1,101,554
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................      (4,150,195)      (9,454,284)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       9,422,922        8,903,496
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      18,903,663       13,852,498
                                                                                                ------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $     998,491    $   1,019,300
                                                                                                ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                ULTRA-SHORT DURATION BOND FUND
                                                                                                ------------------------------
                                                                                                      FOR THE          FOR THE
                                                                                                   YEAR ENDED       YEAR ENDED
                                                                                                 MAY 31, 2007     MAY 31, 2006
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ....................................................................         696,290          719,018
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................          64,540           58,516
   SHARES REDEEMED - CLASS A ................................................................        (751,737)        (995,352)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................           9,093         (217,818)
                                                                                                ------------------------------
   SHARES SOLD - CLASS B ....................................................................          65,628           79,772
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................          20,941           24,416
   SHARES REDEEMED - CLASS B ................................................................        (275,449)        (363,989)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................        (188,880)        (259,801)
                                                                                                ------------------------------
   SHARES SOLD - CLASS C ....................................................................          51,536           36,371
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................          12,078           15,291
   SHARES REDEEMED - CLASS C ................................................................        (148,752)        (351,828)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................         (85,138)        (300,166)
                                                                                                ------------------------------
   SHARES SOLD - CLASS Z ....................................................................          52,312           40,208
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................          40,040           44,875
   SHARES REDEEMED - CLASS Z ................................................................        (295,339)        (462,595)
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................        (202,987)        (377,512)
                                                                                                ------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................             N/A              N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................             N/A              N/A
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................             N/A              N/A
                                                                                                ------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................             N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................             N/A              N/A
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A              N/A
                                                                                                ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....        (467,912)      (1,155,297)
                                                                                                ------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $         209    $         207
                                                                                                ==============================

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                    BEGINNING          NET                 AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT          UNREALIZED        FROM NET        FROM NET
                                                    VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                        SHARE       (LOSS)         INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    24.40         1.18                0.29           (1.19)          (0.17)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    25.82         1.08               (1.21)          (1.08)          (0.21)
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    25.58         0.92                0.39           (0.92)          (0.15)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    26.57         0.96               (0.93)          (0.98)          (0.04)
JUNE 1, 2002 TO MAY 31, 2003 ...................   $    25.63         1.06                0.97           (1.05)          (0.04)

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.22         0.72                0.34           (0.72)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.21         0.74                0.00           (0.73)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.45         0.76               (0.04)          (0.77)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    10.28         0.75                0.18           (0.74)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........   $    10.00         0.26                0.27           (0.25)           0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.22         0.65                0.34           (0.65)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.21         0.65                0.01           (0.65)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.45         0.68               (0.04)          (0.69)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    10.28         0.67                0.18           (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........   $    10.00         0.22                0.28           (0.22)           0.00

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.22         0.65                0.35           (0.65)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.22         0.65                0.00           (0.65)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.46         0.68              (0.04)           (0.69)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    10.29         0.67                0.18           (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........   $    10.00         0.22                0.29           (0.22)           0.00

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.49         0.53(8)             0.19           (0.56)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.99         0.47(8)            (0.37)          (0.60)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.84         0.57                0.20           (0.62)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    11.31         0.55               (0.39)          (0.63)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...................   $    10.81         0.59                0.61           (0.70)           0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.49         0.45(8)             0.29           (0.48)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.99         0.39(8)            (0.37)          (0.52)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.84         0.46                0.23           (0.54)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    11.31         0.45               (0.37)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...................   $    10.82         0.50                0.60           (0.61)           0.00

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................   $    10.49         0.45(8)             0.21           (0.48)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.99         0.39(8)            (0.37)          (0.52)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.84         0.51                0.18           (0.54)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    11.31         0.44               (0.36)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...................   $    10.82         0.52                0.58           (0.61)           0.00

INFLATION-PROTECTED BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................   $     9.60         0.40               (0.04)          (0.34)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.45         0.42(8)            (0.63)          (0.46)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.04         0.37                0.43           (0.33)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    10.14         0.29               (0.13)          (0.23)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........   $    10.00         0.15                0.14           (0.15)           0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................   $     9.58         0.34               (0.06)          (0.26)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.42         0.35(8)            (0.63)          (0.38)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ...................   $    10.03         0.31                0.40           (0.26)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ...................   $    10.13         0.20               (0.12)          (0.15)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........   $    10.00         0.13                0.13           (0.13)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                   ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET   ----------------------------------------------------
                                                    RETURN OF   VALUE PER   NET INVESTMENT      GROSS      EXPENSES          NET
                                                      CAPITAL       SHARE    INCOME (LOSS)   EXPENSES        WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   24.51             4.72%      0.99%(5)     (0.29)%       0.70%(5)
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   24.40             4.24%      0.97%(5)     (0.27)%       0.70%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   25.82             3.53%      0.91%(5)     (0.21)%       0.70%(5)
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   25.58             3.65%      0.86%(5)     (0.16)%       0.70%(5)
JUNE 1, 2002 TO MAY 31, 2003 ...................         0.00   $   26.57             4.08%      0.89%(5)     (0.19)%       0.70%(5)

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.56             7.03%      1.27%        (0.12)%       1.15%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.22             7.09%      1.22%        (0.07)%       1.15%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.21             7.17%      1.24%        (0.09)%       1.15%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.45             7.08%      1.24%        (0.09)%       1.15%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         0.00   $   10.28             5.86%      1.32%        (0.17)%       1.15%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.56             6.29%      2.02%        (0.12)%       1.90%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.22             6.36%      1.97%        (0.07)%       1.90%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.21             6.44%      1.99%        (0.09)%       1.90%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.45             6.35%      1.99%        (0.09)%       1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         0.00   $   10.28             6.49%      2.13%        (0.23)%       1.90%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.57             6.29%      2.02%        (0.12)%       1.90%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.22             6.37%      1.97%        (0.07)%       1.90%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.22             6.43%      1.99%        (0.09)%       1.90%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.46             6.34%      1.99%        (0.09)%       1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         0.00   $   10.29             6.53%      2.15%        (0.25)%       1.90%

INCOME PLUS FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.65             4.96%      1.34%        (0.34)%       1.00%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.49             4.38%      1.29%        (0.29)%       1.00%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.99             5.48%      1.25%        (0.67)%       0.58%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.84             4.92%      1.31%        (0.63)%       0.68%
JUNE 1, 2002 TO MAY 31, 2003 ...................         0.00   $   11.31             5.42%      1.32%        (0.32)%       1.00%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.65             4.24%      2.09%        (0.34)%       1.75%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.49             3.61%      2.04%        (0.29)%       1.75%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.99             4.76%      2.00%        (0.68)%       1.32%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.84             4.13%      2.05%        (0.60)%       1.45%
JUNE 1, 2002 TO MAY 31, 2003 ...................         0.00   $   11.31             4.68%      2.12%        (0.37)%       1.75%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $   10.65             4.23%      2.09%        (0.34)%       1.75%
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $   10.49             3.63%      2.04%        (0.29)%       1.75%
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.99             4.74%      2.00%        (0.68)%       1.32%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.84             4.12%      2.05%        (0.59)%       1.46%
JUNE 1, 2002 TO MAY 31, 2003 ...................         0.00   $   11.31             4.63%      2.07%        (0.32)%       1.75%

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $    9.62             3.89%      1.05%(5)     (0.20)%       0.85%(5)
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $    9.60             4.18%      1.22%(5)     (0.37)%       0.85%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.45             3.63%      1.23%        (0.37)%       0.86%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.04             3.18%      1.44%        (0.54)%       0.90%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........         0.00   $   10.14             8.55%      1.82%        (0.92)%       0.90%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         0.00   $    9.60             3.27%      1.80%(5)     (0.20)%       1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.00   $    9.58             3.50%      1.97%(5)     (0.37)%       1.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...................         0.00   $   10.42             2.99%      1.99%        (0.39)%       1.60%
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.00   $   10.03             2.14%      2.19%        (0.54)%       1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........         0.00   $   10.13             7.33%      2.72%        (1.07)%       1.65%

                                                                PORTFOLIO           NET ASSETS AT
                                                        TOTAL    TURNOVER           END OF PERIOD
                                                       RETURN(2)     RATE(11)     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ...................         6.09%        158%(6)(19) $        80,075
JUNE 1, 2005 TO MAY 31, 2006 ...................        (0.53)%       163%(6)(17) $        98,574
JUNE 1, 2004 TO MAY 31, 2005 ...................         5.24%         56%(6)     $       133,277
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.09%        115%(6)     $       191,875
JUNE 1, 2002 TO MAY 31, 2003 ...................         8.11%         67%(6)     $       372,822

HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................        10.80%         79%        $        73,673
JUNE 1, 2005 TO MAY 31, 2006 ...................         7.44%         96%        $        85,143
JUNE 1, 2004 TO MAY 31, 2005 ...................         6.99%         81%        $       201,997
JUNE 1, 2003 TO MAY 31, 2004 ...................         9.24%         39%        $       243,511
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         5.40%         29%        $       120,168

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         9.98%         79%        $        16,945
JUNE 1, 2005 TO MAY 31, 2006 ...................         6.65%         96%        $        21,799
JUNE 1, 2004 TO MAY 31, 2005 ...................         6.20%         81%        $        26,501
JUNE 1, 2003 TO MAY 31, 2004 ...................         8.43%         39%        $        27,248
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         5.05%         29%        $        11,563

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................        10.08%         79%        $        12,633
JUNE 1, 2005 TO MAY 31, 2006 ...................         6.55%         96%        $        15,510
JUNE 1, 2004 TO MAY 31, 2005 ...................         6.20%         81%        $        20,573
JUNE 1, 2003 TO MAY 31, 2004 ...................         8.42%         39%        $        26,221
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ...........         5.12%         29%        $        12,220

INCOME PLUS FUND
-------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................         7.04%        205%        $        37,526
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.97%        171%        $        38,995
JUNE 1, 2004 TO MAY 31, 2005 ...................         7.27%        132%        $        42,676
JUNE 1, 2003 TO MAY 31, 2004 ...................         1.43%        185%        $        28,898
JUNE 1, 2002 TO MAY 31, 2003 ...................        11.53%        130%        $        20,815

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         6.24%        205%        $        10,682
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.21%        171%        $        14,833
JUNE 1, 2004 TO MAY 31, 2005 ...................         6.47%        132%        $        20,165
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.68%        185%        $        38,486
JUNE 1, 2002 TO MAY 31, 2003 ...................        10.60%        130%        $        47,516

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...................         6.24%        205%        $         4,633
JUNE 1, 2005 TO MAY 31, 2006 ...................         0.21%        171%        $         5,581
JUNE 1, 2004 TO MAY 31, 2005 ...................         6.47%        132%        $         6,451
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.68%        185%        $         7,955
JUNE 1, 2002 TO MAY 31, 2003 ...................        10.60%        130%        $        10,945

INFLATION-PROTECTED BOND FUND
-------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...................         3.74%         37%(6)     $        21,115
JUNE 1, 2005 TO MAY 31, 2006 ...................        (2.11)%        47%(6)     $        27,726
JUNE 1, 2004 TO MAY 31, 2005 ...................         8.12%        425%        $        28,437
JUNE 1, 2003 TO MAY 31, 2004 ...................         1.65%        155%        $        20,087
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........         2.94%        115%        $         5,136

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...................         2.97%         37%(6)     $         7,321
JUNE 1, 2005 TO MAY 31, 2006 ...................        (2.76)%        47%(6)     $        10,149
JUNE 1, 2004 TO MAY 31, 2005 ...................         7.13%        425%        $        12,168
JUNE 1, 2003 TO MAY 31, 2004 ...................         0.89%        155%        $        10,645
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ...........         2.65%        115%        $         5,034

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            NET REALIZED
                                               BEGINNING          NET                AND   DISTRIBUTIONS   DISTRIBUTIONS
                                               NET ASSET   INVESTMENT         UNREALIZED        FROM NET        FROM NET
                                               VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                   SHARE       (LOSS)        INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...............   $    9.58         0.35              (0.06)          (0.26)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.43         0.35(8)           (0.63)          (0.39)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.04         0.31               0.40           (0.26)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   10.13         0.21              (0.12)          (0.15)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 .......   $   10.00         0.13               0.13           (0.13)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ...............   $    9.58         0.44              (0.06)          (0.36)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.43         0.44(8)           (0.63)          (0.48)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.03         0.39               0.43           (0.36)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   10.13         0.30              (0.12)          (0.25)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 .......   $   10.00         0.16               0.13           (0.16)           0.00

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...............   $   10.51         0.42(8)            0.10           (0.47)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.96         0.38(8)           (0.40)          (0.43)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.94         0.34               0.12           (0.44)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   11.70         0.36              (0.60)          (0.52)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...............   $   11.19         0.41               0.68           (0.58)           0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...............   $   10.49         0.34(8)            0.29           (0.39)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.94         0.30(8)           (0.41)          (0.34)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.93         0.12               0.24           (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   11.68         0.08              (0.40)          (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...............   $   11.18         0.33               0.67           (0.50)           0.00

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...............   $   10.47         0.34(8)            0.16           (0.39)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.92         0.30(8)           (0.41)          (0.34)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.90         0.15               0.22           (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   11.66         0.12              (0.45)          (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...............   $   11.17         0.39               0.61           (0.51)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ...............   $   10.50         0.44(8)            0.10           (0.49)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.96         0.41(8)           (0.42)          (0.45)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.94         0.39               0.10           (0.47)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ...............   $   11.69         0.33              (0.53)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ...............   $   11.19         0.44               0.68           (0.62)           0.00

SHORT DURATION GOVERNMENT BOND FUND
------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ...............   $    9.81         0.39               0.06           (0.41)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.01         0.33(8)           (0.18)          (0.35)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.13         0.27              (0.09)          (0.30)           0.00
JULY 1, 2003 TO MAY 31, 2004(3) ............   $   10.28         0.17              (0.12)          (0.17)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ..............   $   10.24         0.41               0.10           (0.39)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ..............   $   10.19         0.43               0.22           (0.47)          (0.13)

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ...............   $    9.81         0.33               0.06           (0.34)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.02         0.25(8)           (0.19)          (0.27)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.13         0.19              (0.08)          (0.22)           0.00
JULY 1, 2003 TO MAY 31, 2004(3) ............   $   10.29         0.11              (0.14)          (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ..............   $   10.25         0.28               0.10           (0.26)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ...........   $   10.22         0.00               0.03            0.00            0.00

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ...............   $    9.82         0.30               0.09           (0.34)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ...............   $   10.03         0.25(8)           (0.19)          (0.27)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ...............   $   10.14         0.14              (0.03)          (0.22)           0.00
JULY 1, 2003 TO MAY 31, 2004(3) ............   $   10.30         0.11              (0.14)          (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ..............   $   10.25         0.27               0.11           (0.25)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ...........   $   10.22         0.00               0.03            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                             ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                          NET ASSET   ---------------------------------------------------
                                              RETURN OF   VALUE PER   NET INVESTMENT      GROSS      EXPENSES         NET
                                                CAPITAL       SHARE    INCOME (LOSS)   EXPENSES        WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $    9.61             3.27%      1.80%(5)     (0.20)%      1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $    9.58             3.50%      1.97%(5)     (0.37)%      1.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.43             3.00%      1.99%        (0.39)%      1.60%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.04             2.22%      2.19%        (0.54)%      1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ......        0.00   $   10.13             7.81%      2.65%        (1.00)%      1.65%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $    9.60             3.76%      0.87%(5)     (0.27)%      0.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $    9.58             4.37%      1.04%(5)     (0.44)%      0.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.43             4.11%      0.93%        (0.33)%      0.60%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.03             3.40%      1.12%        (0.47)%      0.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ......        0.00   $   10.13             7.70%      1.85%        (1.20)%      0.65%

INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $   10.56             3.93%      1.09%        (0.14)%      0.95%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $   10.51             3.54%      1.08%        (0.13)%      0.95%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.96             3.25%      1.05%        (0.10)%      0.95%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.94             2.98%      1.12%        (0.17)%      0.95%
JUNE 1, 2002 TO MAY 31, 2003 ..............        0.00   $   11.70             3.57%      1.13%        (0.18)%      0.95%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $   10.54             3.18%      1.84%        (0.14)%      1.70%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $   10.49             2.78%      1.83%        (0.13)%      1.70%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.94             2.50%      1.82%        (0.12)%      1.70%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.93             2.22%      1.87%        (0.17)%      1.70%
JUNE 1, 2002 TO MAY 31, 2003 ..............        0.00   $   11.68             2.72%      1.86%        (0.16)%      1.70%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $   10.51             3.18%      1.84%        (0.14)%      1.70%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $   10.47             2.78%      1.83%        (0.13)%      1.70%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.92             2.50%      1.82%        (0.12)%      1.70%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.90             2.23%      1.87%        (0.17)%      1.70%
JUNE 1, 2002 TO MAY 31, 2003 ..............        0.00   $   11.66             2.68%      1.79%        (0.09)%      1.70%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $   10.55             4.18%      0.91%        (0.21)%      0.70%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $   10.50             3.80%      0.90%        (0.20)%      0.70%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.96             3.53%      0.76%        (0.06)%      0.70%
JUNE 1, 2003 TO MAY 31, 2004 ..............        0.00   $   10.94             3.23%      0.80%        (0.10)%      0.70%
JUNE 1, 2002 TO MAY 31, 2003 ..............        0.00   $   11.69             3.74%      0.77%        (0.08)%      0.69%

SHORT DURATION GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $    9.85             4.04%      1.10%        (0.25)%      0.85%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $    9.81             3.30%      1.08%        (0.23)%      0.85%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.01             2.44%      1.28%        (0.42)%      0.86%
JULY 1, 2003 TO MAY 31, 2004(3) ...........        0.00   $   10.13             1.83%      1.14%        (0.24)%      0.90%
JULY 1, 2002 TO JUNE 30, 2003 .............        0.00   $   10.28             3.51%      1.51%        (0.45)%      1.06%(10)
JULY 1, 2001 TO JUNE 30, 2002 .............        0.00   $   10.24             4.16%      1.78%        (0.66)%      1.12%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $    9.86             3.29%      1.85%        (0.25)%      1.60%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $    9.81             2.55%      1.83%        (0.23)%      1.60%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.02             1.74%      2.02%        (0.41)%      1.61%
JULY 1, 2003 TO MAY 31, 2004(3) ...........        0.00   $   10.13             1.12%      1.89%        (0.24)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 .............        0.00   $   10.29             2.75%      2.26%        (0.46)%      1.80%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..........        0.00   $   10.25             0.00%      0.45%        (0.45)%      0.00%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............        0.00   $    9.87             3.29%      1.85%        (0.25)%      1.60%
JUNE 1, 2005 TO MAY 31, 2006 ..............        0.00   $    9.82             2.54%      1.83%        (0.23)%      1.60%
JUNE 1, 2004 TO MAY 31, 2005 ..............        0.00   $   10.03             1.59%      2.04%        (0.42)%      1.62%
JULY 1, 2003 TO MAY 31, 2004(3) ...........        0.00   $   10.14             1.10%      1.89%        (0.24)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 .............        0.00   $   10.30             2.73%      2.27%        (0.46)%      1.81%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..........        0.00   $   10.25             0.00%      0.45%        (0.45)%      0.00%

                                                          PORTFOLIO         NET ASSETS AT
                                                 TOTAL     TURNOVER         END OF PERIOD
                                                RETURN(2)      RATE(11)    (000'S OMITTED)
------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............       3.08%          37%(6)          $   7,202
JUNE 1, 2005 TO MAY 31, 2006 ..............      (2.85)%         47%(6)          $  10,248
JUNE 1, 2004 TO MAY 31, 2005 ..............       7.12%         425%             $  13,873
JUNE 1, 2003 TO MAY 31, 2004 ..............       0.99%         155%             $  11,813
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ......       2.65%         115%             $   4,441

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..............       3.99%          37%(6)          $  16,527
JUNE 1, 2005 TO MAY 31, 2006 ..............      (1.88)%         47%(6)          $  63,869
JUNE 1, 2004 TO MAY 31, 2005 ..............       8.30%         425%             $  53,237
JUNE 1, 2003 TO MAY 31, 2004 ..............       1.91%         155%             $  26,780
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ......       2.90%         115%             $   7,188

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.99%         142%             $ 113,852
JUNE 1, 2005 TO MAY 31, 2006 ..............      (0.23)%        153%             $ 121,085
JUNE 1, 2004 TO MAY 31, 2005 ..............       4.25%         277%             $ 142,570
JUNE 1, 2003 TO MAY 31, 2004 ..............      (2.10)%        178%             $ 192,976
JUNE 1, 2002 TO MAY 31, 2003 ..............       9.95%         139%             $ 196,203

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.20%         142%             $  14,345
JUNE 1, 2005 TO MAY 31, 2006 ..............      (0.99)%        153%             $  19,615
JUNE 1, 2004 TO MAY 31, 2005 ..............       3.37%         277%             $  30,236
JUNE 1, 2003 TO MAY 31, 2004 ..............      (2.76)%        178%             $  47,821
JUNE 1, 2002 TO MAY 31, 2003 ..............       9.08%         139%             $  80,989

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.12%         142%             $   7,534
JUNE 1, 2005 TO MAY 31, 2006 ..............      (0.99)%        153%             $   9,201
JUNE 1, 2004 TO MAY 31, 2005 ..............       3.47%         277%             $  12,860
JUNE 1, 2003 TO MAY 31, 2004 ..............      (2.85)%        178%             $  21,520
JUNE 1, 2002 TO MAY 31, 2003 ..............       9.11%         139%             $  34,133

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..............       5.25%         142%             $ 244,227
JUNE 1, 2005 TO MAY 31, 2006 ..............      (0.07)%        153%             $ 399,315
JUNE 1, 2004 TO MAY 31, 2005 ..............       4.53%         277%             $ 394,194
JUNE 1, 2003 TO MAY 31, 2004 ..............      (1.77)%        178%             $ 397,390
JUNE 1, 2002 TO MAY 31, 2003 ..............      10.20%         139%             $ 472,024

SHORT DURATION GOVERNMENT BOND FUND
------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.69%         493%             $  77,602
JUNE 1, 2005 TO MAY 31, 2006 ..............       1.51%         316%             $  77,886
JUNE 1, 2004 TO MAY 31, 2005 ..............       1.79%         272%             $  94,059
JULY 1, 2003 TO MAY 31, 2004(3) ...........       0.49%         615%             $  47,304
JULY 1, 2002 TO JUNE 30, 2003 .............       4.69%         331%             $  55,807
JULY 1, 2001 TO JUNE 30, 2002 .............       6.45%         400%             $   6,034

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.01%         493%             $  12,230
JUNE 1, 2005 TO MAY 31, 2006 ..............       0.66%         316%             $  18,338
JUNE 1, 2004 TO MAY 31, 2005 ..............       1.13%         272%             $  27,078
JULY 1, 2003 TO MAY 31, 2004(3) ...........      (0.30)%        615%             $   9,734
JULY 1, 2002 TO JUNE 30, 2003 .............       3.76%         331%             $   5,576
JULY 1, 2001(4) TO JUNE 30, 2002 ..........       0.29%         400%             $       0(9)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..............       4.01%         493%             $   8,440
JUNE 1, 2005 TO MAY 31, 2006 ..............       0.66%         316%             $  11,540
JUNE 1, 2004 TO MAY 31, 2005 ..............       1.13%         272%             $  19,553
JULY 1, 2003 TO MAY 31, 2004(3) ...........      (0.30)%        615%             $  34,410
JULY 1, 2002 TO JUNE 30, 2003 .............       3.79%         331%             $  32,818
JULY 1, 2001(4) TO JUNE 30, 2002 ..........       0.29%         400%             $       0(9)

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                  BEGINNING          NET               AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT        UNREALIZED         FROM NET         FROM NET
                                                  VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                      SHARE       (LOSS)       INVESTMENTS           INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................     $  9.82         0.42              0.06            (0.44)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.03         0.35(8)          (0.19)           (0.37)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................     $ 10.14         0.29             (0.07)           (0.33)            0.00
JULY 1, 2003 TO MAY 31, 2004(3) ...............     $ 10.30         0.20             (0.13)           (0.20)           (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .................     $ 10.26         0.43              0.12            (0.43)           (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .................     $ 10.20         0.46              0.22            (0.49)           (0.13)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................     $  9.82         0.44              0.06            (0.46)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.03         0.38(8)          (0.20)           (0.39)            0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ..............     $ 10.00         0.05              0.03            (0.05)            0.00

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.23         0.43              0.05            (0.44)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.38         0.40(8)          (0.15)           (0.40)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................     $ 10.33         0.16              0.03            (0.14)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................     $ 10.44         0.16             (0.10)           (0.16)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................     $ 10.38         0.25              0.06            (0.25)            0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.22         0.34              0.06            (0.36)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.37         0.32(8)          (0.15)           (0.32)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................     $ 10.32         0.08              0.03            (0.06)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................     $ 10.43         0.08             (0.10)           (0.08)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................     $ 10.37         0.17              0.06            (0.17)            0.00

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.20         0.36              0.05            (0.37)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.35         0.32(8)          (0.15)           (0.32)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................     $ 10.30         0.07              0.04            (0.06)            0.00
JUNE 30, 2003(4) TO MAY 31, 2004 ..............     $ 10.00         0.06              0.33            (0.08)            0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.23         0.45              0.05            (0.46)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.38         0.42(8)          (0.15)           (0.42)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................     $ 10.33         0.20              0.02            (0.17)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................     $ 10.44         0.18             (0.10)           (0.18)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................     $ 10.39         0.26              0.06            (0.27)            0.00

STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.18         0.67              0.50            (0.67)           (0.06)
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.23         0.67              0.14            (0.67)           (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........     $ 10.41         0.37             (0.18)           (0.37)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........     $  9.90         0.71              0.51            (0.71)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........     $  7.67         0.70              2.22            (0.69)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........     $  9.53         0.96             (1.64)           (0.97)           (0.21)

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.18         0.59              0.51            (0.59)           (0.06)
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.23         0.59              0.14            (0.59)           (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........     $ 10.42         0.30             (0.19)           (0.30)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........     $  9.90         0.59              0.52            (0.59)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........     $  7.68         0.59              2.21            (0.58)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........     $  9.53         0.84             (1.63)           (0.85)           (0.21)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................     $ 10.17         0.59              0.50            (0.59)           (0.06)
JUNE 1, 2005 TO MAY 31, 2006 ..................     $ 10.21         0.59              0.15            (0.59)           (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........     $ 10.40         0.31             (0.19)           (0.31)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........     $  9.89         0.59              0.51            (0.59)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........     $  7.66         0.59              2.22            (0.58)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........     $  9.52         0.84             (1.63)           (0.86)           (0.21)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                  ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                               NET ASSET   -------------------------------------------------
                                                  RETURN OF    VALUE PER   NET INVESTMENT      GROSS     EXPENSES        NET
                                                    CAPITAL        SHARE    INCOME (LOSS)   EXPENSES       WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $  9.86             4.28%      0.92%       (0.32)%     0.60%
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $  9.82             3.55%      0.90%       (0.30)%     0.60%
JUNE 1, 2004 TO MAY 31, 2005 ..................        0.00      $ 10.03             2.66%      0.98%       (0.38)%     0.60%
JULY 1, 2003 TO MAY 31, 2004(3) ...............        0.00      $ 10.14             2.13%      0.81%       (0.21)%     0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................        0.00      $ 10.30             3.75%      1.16%       (0.40)%     0.76%(10)
JULY 1, 2001 TO JUNE 30, 2002 .................        0.00      $ 10.26             4.38%      1.53%       (0.66)%     0.87%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $  9.86             4.48%      0.65%       (0.23)%     0.42%
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $  9.82             3.89%      0.63%       (0.21)%     0.42%
APRIL 8, 2005(4) TO MAY 31, 2005 ..............        0.00      $ 10.03             3.35%      0.76%       (0.33)%     0.43%

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.27             4.18%      1.00%(5)    (0.15)%     0.85%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.23             3.83%      1.06%(5)    (0.19)%     0.87%(5)(12)
JUNE 1, 2004 TO MAY 31, 2005 ..................        0.00      $ 10.38             1.48%      1.00%(5)    (0.10)%     0.90%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       (0.01)     $ 10.33             1.52%      0.99%(5)    (0.09)%     0.90%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................        0.00(7)   $ 10.44             2.32%      1.04%(5)    (0.22)%     0.82%(5)

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.26             3.40%      1.75%(5)    (0.15)%     1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.22             3.06%      1.81%(5)    (0.19)%     1.62%(5)(13)
JUNE 1, 2004 TO MAY 31, 2005 ..................        0.00      $ 10.37             0.75%      1.75%(5)    (0.10)%     1.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       (0.01)     $ 10.32             0.81%      1.75%(5)    (0.10)%     1.65%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................        0.00(7)   $ 10.43             1.51%      1.81%(5)    (0.18)%     1.63%(5)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.24             3.43%      1.75%(5)    (0.15)%     1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.20             3.07%      1.81%(5)    (0.19)%     1.62%(5)(14)
JUNE 1, 2004 TO MAY 31, 2005 ..................        0.00      $ 10.35             0.74%      1.75%(5)    (0.10)%     1.65%(5)
JUNE 30, 2003(4) TO MAY 31, 2004 ..............       (0.01)     $ 10.30             0.54%      1.73%(5)    (0.08)%     1.65%(5)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.27             4.38%      0.81%(5)    (0.16)%     0.65%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.23             4.08%      0.88%(5)    (0.23)%     0.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ..................        0.00      $ 10.38             1.76%      0.68%(5)    (0.03)%     0.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       (0.01)     $ 10.33             1.74%      0.66%(5)    (0.03)%     0.63%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................        0.00(7)   $ 10.44             2.51%      0.77%(5)    (0.12)%     0.65%(5)

STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.62             6.43%      1.39%       (0.29)%     1.10%
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.18             6.53%      1.61%       (0.51)%     1.10%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        0.00      $ 10.23             5.97%      1.57%       (0.48)%     1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........        0.00      $ 10.41             6.95%      1.52%       (0.40)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........        0.00      $  9.90             7.77%      1.58%       (0.45)%     1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........        0.00      $  7.67            10.56%      1.59%       (0.51)%     1.08%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.63             5.73%      2.15%       (0.30)%     1.85%
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.18             5.78%      2.36%       (0.51)%     1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        0.00      $ 10.23             4.90%      2.31%       (0.14)%     2.17%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........        0.00      $ 10.42             5.82%      2.30%       (0.04)%     2.26%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........        0.00      $  9.90             6.44%      2.36%       (0.00)%     2.36%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........        0.00      $  7.68             9.05%      2.40%       (0.00)%     2.40%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................        0.00      $ 10.61             5.69%      2.14%       (0.29)%     1.85%
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.00      $ 10.17             5.77%      2.36%       (0.51)%     1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        0.00      $ 10.21             4.99%      2.20%       (0.13)%     2.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........        0.00      $ 10.40             5.81%      2.34%       (0.03)%     2.31%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........        0.00      $  9.89             6.57%      2.38%       (0.00)%     2.38%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........        0.00      $  7.66             9.02%      2.38%       (0.01)%     2.37%

                                                               PORTFOLIO        NET ASSETS AT
                                                      TOTAL     TURNOVER        END OF PERIOD
                                                     RETURN(2)      RATE(11)  (000'S OMITTED)
---------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        4.95%         493%           $ 310,530
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.67%         316%           $ 401,837
JUNE 1, 2004 TO MAY 31, 2005 ..................        2.16%         272%           $ 444,331
JULY 1, 2003 TO MAY 31, 2004(3) ...............        0.67%         615%           $ 431,942
JULY 1, 2002 TO JUNE 30, 2003 .................        5.08%         331%           $ 517,187
JULY 1, 2001 TO JUNE 30, 2002 .................        6.80%         400%           $ 449,648

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        5.13%         493%           $  55,973
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.85%         316%           $  27,172
APRIL 8, 2005(4) TO MAY 31, 2005 ..............        0.91%         272%           $      10

STABLE INCOME FUND
---------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................        4.80%          21%(6)        $  48,629
JUNE 1, 2005 TO MAY 31, 2006 ..................        2.47%          23%(6)        $  64,827
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.87%          43%(6)        $  83,406
JUNE 1, 2003 TO MAY 31, 2004 ..................        0.45%          92%(6)        $ 166,484
JUNE 1, 2002 TO MAY 31, 2003 ..................        3.01%          45%(6)        $ 175,249

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................        3.98%          21%(6)        $   4,389
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.69%          23%(6)        $  11,519
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.00%          43%(6)        $  20,970
JUNE 1, 2003 TO MAY 31, 2004 ..................       (0.29)%         92%(6)        $  35,552
JUNE 1, 2002 TO MAY 31, 2003 ..................        2.24%          45%(6)        $  48,045

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................        4.03%          21%(6)        $   3,935
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.70%          23%(6)        $   4,355
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.10%          43%(6)        $   7,137
JUNE 30, 2003(4) TO MAY 31, 2004 ..............       (0.29)%         92%(6)        $  12,225

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ..................        5.01%          21%(6)        $ 312,988
JUNE 1, 2005 TO MAY 31, 2006 ..................        2.70%          23%(6)        $ 366,798
JUNE 1, 2004 TO MAY 31, 2005 ..................        2.14%          43%(6)        $ 356,223
JUNE 1, 2003 TO MAY 31, 2004 ..................        0.71%          92%(6)        $ 570,234
JUNE 1, 2002 TO MAY 31, 2003 ..................        3.13%          45%(6)        $ 491,771

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ..................       11.97%          79%           $  33,921
JUNE 1, 2005 TO MAY 31, 2006 ..................        8.18%          89%           $  19,858
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        1.79%          76%           $  13,254
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       12.70%         141%           $  13,786
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       39.38%         155%           $  10,917
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       (8.35)%        235%           $   7,699

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ..................       11.25%          79%           $  10,188
JUNE 1, 2005 TO MAY 31, 2006 ..................        7.38%          89%           $   9,554
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        1.05%          76%           $  10,062
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       11.55%         141%           $  10,076
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       37.55%         155%           $   8,573
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       (9.44)%        235%           $   4,313

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................       11.15%          79%           $   5,513
JUNE 1, 2005 TO MAY 31, 2006 ..................        7.49%          89%           $   3,356
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........        1.11%          76%           $   3,822
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       11.40%         141%           $   4,834
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       37.73%         155%           $   6,038
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       (9.56)%        235%           $   4,928

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING           NET             AND   DISTRIBUTIONS    DISTRIBUTIONS
                                                     NET ASSET    INVESTMENT      UNREALIZED        FROM NET         FROM NET
                                                     VALUE PER        INCOME  GAIN (LOSS) ON      INVESTMENT         REALIZED
                                                         SHARE        (LOSS)     INVESTMENTS          INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ......................     $12.02          0.56            0.18           (0.56)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.62          0.49           (0.60)          (0.49)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $12.32          0.42            0.34           (0.43)           (0.03)
JULY 1, 2003 TO MAY 31, 2004(3)....................     $12.79          0.34           (0.35)          (0.34)           (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................     $12.17          0.63            0.69           (0.62)           (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     $12.45          0.32           (0.06)          (0.32)           (0.22)

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ......................     $12.03          0.46            0.18           (0.46)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.63          0.40           (0.60)          (0.40)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $12.33          0.32            0.34           (0.33)           (0.03)
JULY 1, 2003 TO MAY 31, 2004(3) ...................     $12.80          0.25           (0.35)          (0.25)           (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................     $12.18          0.56            0.69           (0.55)           (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     $12.45          0.23           (0.05)          (0.23)           (0.22)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ......................     $11.96          0.46            0.18           (0.46)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.57          0.39           (0.61)          (0.39)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $12.26          0.32            0.35           (0.33)           (0.03)
JULY 1, 2003 TO MAY 31, 2004(3) ...................     $12.73          0.25           (0.35)          (0.25)           (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................     $12.12          0.57            0.67           (0.55)           (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     $12.45          0.25           (0.11)          (0.25)           (0.22)

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 ......................     $11.81          0.54            0.18           (0.54)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.41          0.46           (0.59)          (0.47)            0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ..................     $12.19          0.06            0.22           (0.06)            0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................     $11.81          0.57            0.18           (0.57)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.41          0.51           (0.60)          (0.51)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $12.11          0.44            0.34           (0.45)           (0.03)
JULY 1, 2003 TO MAY 31, 2004(3) ...................     $12.57          0.36           (0.34)          (0.36)           (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................     $11.97          0.64            0.68           (0.64)           (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .....................     $11.85          0.43            0.36           (0.45)           (0.22)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................     $11.81          0.59            0.18           (0.60)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $12.40          0.54           (0.59)          (0.54)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $12.11          0.48            0.33           (0.49)           (0.03)
JULY 1, 2003 TO MAY 31, 2004(3) ...................     $12.58          0.39           (0.35)          (0.39)           (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................     $11.97          0.73            0.66           (0.70)           (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     $12.45          0.47           (0.25)          (0.48)           (0.22)

ULTRA-SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ......................     $ 9.57          0.46            0.01           (0.48)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $ 9.64          0.38(8)        (0.04)          (0.41)            0.00
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..............     $ 9.71          0.14           (0.04)          (0.17)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............     $ 9.83          0.15           (0.02)          (0.25)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............     $ 9.90          0.18            0.06           (0.31)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............     $10.24          0.35           (0.34)          (0.35)            0.00

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ......................     $ 9.54          0.39            0.02           (0.41)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ......................     $ 9.62          0.30(8)        (0.04)          (0.34)            0.00
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..............     $ 9.68          0.09           (0.03)          (0.12)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............     $ 9.81          0.07           (0.03)          (0.17)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............     $ 9.88          0.09            0.06           (0.22)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............     $10.22          0.26           (0.34)          (0.26)            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                    NET ASSET   -----------------------------------------------
                                                        RETURN OF   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                          CAPITAL       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $12.20             4.51%      0.99%(5)  (0.09)%     0.90%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $12.02             3.88%      1.03%(5)  (0.13)%     0.90%(5)
JUNE 1, 2004 TO MAY 31, 2005 ........................        0.00      $12.62             3.30%      1.12%     (0.22)%     0.90%
JULY 1, 2003 TO MAY 31, 2004(3) .....................        0.00      $12.32             3.07%      1.16%     (0.26)%     0.90%
JULY 1, 2002 TO JUNE 30, 2003 .......................        0.00      $12.79             3.78%      1.61%     (0.63)%     0.97%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ....................        0.00      $12.17             5.78%      1.95%     (0.99)%     0.96%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $12.21             3.77%      1.74%(5)  (0.09)%     1.65%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $12.03             3.13%      1.78%(5)  (0.13)%     1.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ........................        0.00      $12.63             2.57%      1.86%     (0.21)%     1.65%
JULY 1, 2003 TO MAY 31, 2004(3) .....................        0.00      $12.33             2.19%      1.91%     (0.26)%     1.65%
JULY 1, 2002 TO JUNE 30, 2003 .......................        0.00      $12.80             2.81%      2.31%     (0.60)%     1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ....................        0.00      $12.18             4.93%      1.94%     (1.11)%     0.83%

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $12.14             3.77%      1.74%(5)  (0.09)%     1.65%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $11.96             3.14%      1.78%(5)  (0.13)%     1.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ........................        0.00      $12.57             2.57%      1.87%     (0.22)%     1.65%
JULY 1, 2003 TO MAY 31, 2004(3) .....................        0.00      $12.26             2.20%      1.91%     (0.26)%     1.65%
JULY 1, 2002 TO JUNE 30, 2003 .......................        0.00      $12.73             2.88%      2.32%     (0.61)%     1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ....................        0.00      $12.12             5.14%      1.93%     (0.98)%     0.95%

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $11.99             4.44%      1.15%(5)  (0.20)%     0.95%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $11.81             3.74%      1.19%(5)  (0.24)%     0.95%(5)
APRIL 8, 2005(4) TO MAY 31, 2005 ....................        0.00      $12.41             3.42%      1.23%     (0.28)%     0.95%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $11.99             4.71%      0.81%(5)  (0.11)%     0.70%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $11.81             4.12%      0.85%(5)  (0.15)%     0.70%(5)
JUNE 1, 2004 TO MAY 31, 2005 ........................        0.00      $12.41             3.58%      0.94%     (0.24)%     0.70%
JULY 1, 2003 TO MAY 31, 2004(3) .....................        0.00      $12.11             3.25%      0.99%     (0.29)%     0.70%
JULY 1, 2002 TO JUNE 30, 2003 .......................        0.00      $12.57             4.56%      1.19%     (0.59)%     0.60%(10)
JULY 1, 2001 TO JUNE 30, 2002 .......................        0.00      $11.97             5.38%      1.42%     (0.71)%     0.71%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $11.98             5.00%      0.54%(5)  (0.12)%     0.42%(5)
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $11.81             4.43%      0.58%(5)  (0.16)%     0.42%(5)
JUNE 1, 2004 TO MAY 31, 2005 ........................        0.00      $12.40             3.87%      0.68%     (0.26)%     0.42%
JULY 1, 2003 TO MAY 31, 2004(3) .....................        0.00      $12.11             3.49%      0.74%     (0.32)%     0.42%
JULY 1, 2002 TO JUNE 30, 2003 .......................        0.00      $12.58             4.66%      0.99%     (0.57)%     0.42%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ....................        0.00      $11.97             5.99%      1.71%     (1.24)%     0.47%

ULTRA-SHORT DURATION BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $ 9.56             4.83%      1.34%     (0.54)%     0.80%
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $ 9.57             3.93%      1.51%     (0.71)%     0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ................        0.00      $ 9.64             2.54%      1.36%     (0.31)%     1.05%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................        0.00      $ 9.71             1.71%      1.32%     (0.20)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................        0.00      $ 9.83             1.76%      1.25%     (0.12)%     1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................        0.00      $ 9.90             3.49%      1.25%     (0.13)%     1.12%

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 ........................        0.00      $ 9.54             4.07%      2.09%     (0.54)%     1.55%
JUNE 1, 2005 TO MAY 31, 2006 ........................        0.00      $ 9.54             3.16%      2.26%     (0.71)%     1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ................        0.00      $ 9.62             1.70%      2.07%     (0.18)%     1.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................        0.00      $ 9.68             0.83%      2.11%     (0.12)%     1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................        0.00      $ 9.81             0.93%      2.05%     (0.05)%     2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................        0.00      $ 9.88             2.47%      2.04%     (0.04)%     2.00%

                                                                        PORTFOLIO        NET ASSETS AT
                                                             TOTAL       TURNOVER        END OF PERIOD
                                                            RETURN(2)        RATE(11)   (000'S OMITTED)
-------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.20%           665%(18)       $   62,004
JUNE 1, 2005 TO MAY 31, 2006 .........................       (0.91)%          704%(16)       $   69,066
JUNE 1, 2004 TO MAY 31, 2005 .........................        6.19%           767%           $   84,188
JULY 1, 2003 TO MAY 31, 2004(3) ......................       (0.09)%          918%           $   45,670
JULY 1, 2002 TO JUNE 30, 2003 ........................       10.95%           544%           $    2,691
JULY 1, 2001(4) TO JUNE 30, 2002 .....................        2.21%           193%           $      117

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.41%           665%(18)       $   16,827
JUNE 1, 2005 TO MAY 31, 2006 .........................       (1.65)%          704%(16)       $   21,356
JUNE 1, 2004 TO MAY 31, 2005 .........................        5.39%           767%           $   27,681
JULY 1, 2003 TO MAY 31, 2004(3) ......................       (0.79)%          918%           $    8,031
JULY 1, 2002 TO JUNE 30, 2003 ........................        9.85%           544%           $    3,868
JULY 1, 2001(4) TO JUNE 30, 2002 .....................        1.52%           193%           $       87

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.42%           665%(18)       $    6,313
JUNE 1, 2005 TO MAY 31, 2006 .........................       (1.75)%          704%(16)       $    7,827
JUNE 1, 2004 TO MAY 31, 2005 .........................        5.52%           767%           $    9,823
JULY 1, 2003 TO MAY 31, 2004(3) ......................       (0.79)%          918%           $    6,248
JULY 1, 2002 TO JUNE 30, 2003 ........................        9.78%           544%           $    4,425
JULY 1, 2001(4) TO JUNE 30, 2002 .....................        1.12%           193%           $       27

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.17%           665%(18)       $    4,289
JUNE 1, 2005 TO MAY 31, 2006 .........................       (1.03)%          704%(16)       $    6,578
APRIL 8, 2005(4) TO MAY 31, 2005 .....................        2.31%           767%           $   29,204

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.44%           665%(18)       $  925,385
JUNE 1, 2005 TO MAY 31, 2006 .........................       (0.78)%          704%(16)       $  783,354
JUNE 1, 2004 TO MAY 31, 2005 .........................        6.53%           767%           $  720,935
JULY 1, 2003 TO MAY 31, 2004(3) ......................        0.20%           918%           $  202,187
JULY 1, 2002 TO JUNE 30, 2003 ........................       11.01%           544%           $   91,244
JULY 1, 2001 TO JUNE 30, 2002 ........................        8.81%           193%           $   38,841

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.65%           665%(18)       $  459,619
JUNE 1, 2005 TO MAY 31, 2006 .........................       (0.42)%          704%(16)       $  341,620
JUNE 1, 2004 TO MAY 31, 2005 .........................        6.74%           767%           $  248,414
JULY 1, 2003 TO MAY 31, 2004(3) ......................        0.38%           918%           $   50,699
JULY 1, 2002 TO JUNE 30, 2003 ........................       11.05%           544%           $   51,022
JULY 1, 2001(4) TO JUNE 30, 2002 .....................        1.90%           193%           $      202

ULTRA-SHORT DURATION BOND FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.01%            27%           $   12,822
JUNE 1, 2005 TO MAY 31, 2006 .........................        3.64%            23%           $   12,747
NOVEMBER 1, 2004 TO MAY 31, 2005(20) .................        1.05%             9%           $   14,948
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        1.35%            28%           $   18,865
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        2.45%            90%           $   31,490
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................        0.15%           204%           $   22,230

CLASS B
JUNE 1, 2006 TO MAY 31, 2007 .........................        4.34%            27%           $    4,208
JUNE 1, 2005 TO MAY 31, 2006 .........................        2.76%            23%           $    6,015
NOVEMBER 1, 2004 TO MAY 31, 2005(20) .................        0.66%             9%           $    8,562
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        0.37%            28%           $   10,249
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        1.56%            90%           $   13,820
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (0.74)%          204%           $   13,419

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                  BEGINNING           NET              AND    DISTRIBUTIONS    DISTRIBUTIONS
                                                  NET ASSET    INVESTMENT       UNREALIZED         FROM NET         FROM NET
                                                  VALUE PER        INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                      SHARE        (LOSS)      INVESTMENTS           INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ..................   $    9.56          0.39             0.01            (0.41)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................   $    9.64          0.30(8)         (0.04)           (0.34)            0.00
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........   $    9.70          0.09            (0.03)           (0.12)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........   $    9.83          0.06            (0.02)           (0.17)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........   $    9.90          0.10             0.05            (0.22)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........   $   10.23          0.26            (0.32)           (0.27)            0.00

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 ..................   $    9.53          0.45             0.01            (0.47)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................   $    9.61          0.37(8)         (0.05)           (0.40)            0.00
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ..........   $    9.67          0.14            (0.03)           (0.17)            0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........   $    9.80          0.15            (0.03)           (0.25)            0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........   $    9.86          0.18             0.08            (0.32)            0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........   $   10.19          0.35            (0.34)           (0.34)            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                               ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET   ------------------------------------------------
                                                RETURN OF   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                  CAPITAL       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ................        0.00   $    9.55             4.08%      2.09%     (0.54)%      1.55%
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00   $    9.56             3.14%      2.26%     (0.71)%      1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ........        0.00   $    9.64             1.72%      2.14%     (0.24)%      1.90%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        0.00   $    9.70             0.84%      2.10%     (0.11)%      1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        0.00   $    9.83             0.87%      2.04%     (0.04)%      2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........        0.00   $    9.90             2.54%      2.03%     (0.03)%      2.00%

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 ................        0.00   $    9.52             4.78%      1.51%     (0.67)%      0.84%
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00   $    9.53             3.82%      1.68%     (0.79)%      0.89%(15)
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ........        0.00   $    9.61             2.59%      1.15%     (0.16)%      0.99%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        0.00   $    9.67             1.69%      1.16%     (0.04)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        0.00   $    9.80             1.87%      1.08%     (0.01)%      1.07%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........        0.00   $    9.86             3.55%      1.16%     (0.01)%      1.15%

                                                             PORTFOLIO        NET ASSETS AT
                                                    TOTAL     TURNOVER        END OF PERIOD
                                                   RETURN(2)      RATE(11)  (000'S OMITTED)
-------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ................        4.23%          27%            $  2,734
JUNE 1, 2005 TO MAY 31, 2006 ................        2.76%          23%            $  3,551
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ........        0.67%           9%            $  6,473
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        0.37%          28%            $ 10,034
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        1.56%          90%            $ 16,138
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........       (0.63)%        204%            $  8,947

CLASS Z
JUNE 1, 2006 TO MAY 31, 2007 ................        4.97%          27%            $  7,319
JUNE 1, 2005 TO MAY 31, 2006 ................        3.45%          23%            $  9,261
NOVEMBER 1, 2004 TO MAY 31, 2005(20) ........        1.18%           9%            $ 12,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        1.25%          28%            $ 15,898
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        2.62%          90%            $ 27,021
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........        0.15%         204%            $ 30,194

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

(7)   Return of capital was less than $0.01 per share.

(8)   Calculated based upon average shares outstanding.

(9)   Amounts represent less than $1,000.

(10)  Includes interest expense.

(11) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(12) Effective October 1, 2005, the expense cap for Stable Income Fund - Class A changed from 0.90% to 0.85%. The blended expense cap as of May 31, 2006 is 0.87%.

(13) Effective October 1, 2005, the expense cap for Stable Income Fund - Class B changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

(14) Effective October 1, 2005, the expense cap for Stable Income Fund - Class C changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

(15) Effective October 1, 2005, the expense cap for Ultra Short Duration Bond - Class Z changed from 0.97% to 0.84%. The blended expense cap as of May 31, 2006 is 0.89%.

(16)  Excluding TBA, the portfolio turnover ratio is 431%.

(17)  Excluding TBA, the portfolio turnover ratio is 109%.

(18)  Excluding TBA, the portfolio turnover ratio is 335%.

(19)  Excluding TBA, the portfolio turnover ratio is 92%.

(20)  The Fund changed its fiscal year-end from October 31 to May 31.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      WellsFargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust commenced operations on November 8, 1999, and at May 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, and Ultra-Short Duration Bond Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing, and administration fees.

      The Diversified Bond Fund,Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust,a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund are as follows:

                                                    Diversified   Inflation-Protected     Stable      Total Return
                                                     Bond Fund         Bond Fund        Income Fund    Bond Fund
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO                       4%               27%               N/A            N/A
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                           6%               N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                                 N/A               N/A               62%            N/A
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                              1%               N/A               N/A            79%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Short Duration Government Bond, Strategic Income, Total Return Bond and Ultra-Short Duration Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At May 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                                            Undistributed Net   Undistributed Net      Paid-in
Fund                                                        Investment Income   Realized Gain/Loss     Capital
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                                          $    4,303        $    (27,303)       $    23,000
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                               (2,760)              2,760                  0
-----------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                                                  269,105            (269,105)                 0
-----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                                           0                   0                  0
-----------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                             1,944,535           6,854,290         (8,798,825)
-----------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                               835,376             586,640         (1,422.016)
-----------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                                                197,046             (90,613)          (106,433)
-----------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                                 (93)                 93                  0
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                            319,494          12,048,383        (12,367,877)
-----------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                                     49,823            ( 49,823)                 0

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2007.

      At May 31, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
Fund                                            Expiration Year   Carryforwards
-------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                 2014         $     869,486
                                                     2015               266,574
-------------------------------------------------------------------------------
INCOME PLUS FUND                                     2008               972,513
                                                     2009             4,178,571
                                                     2010             1,602,869
                                                     2011               484,626
                                                     2013               210,712
                                                     2014                73,948
                                                     2015               836,943
-------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                        2015             2,705,798
-------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                  2008            17,842,488
                                                     2012             8,757,525
                                                     2013             4,919,342
                                                     2014             8,423,067
                                                     2015             5,950,495
-------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                  2008               471,758
                                                     2012             3,043,490
                                                     2013             3,149,457
                                                     2014             7,300,815
                                                     2015             6,050,378
-------------------------------------------------------------------------------
STABLE INCOME FUND                                   2008               185,398
                                                     2009                88,159
                                                     2011               623,902
                                                     2012               688,353
                                                     2013               327,692
                                                     2014             1,232,465
                                                     2015               394,152
-------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                               2008             1,017,826
                                                     2012             1,476,555
                                                     2013             1,289,153
                                                     2014             2,756,169
                                                     2015            17,306,258
-------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                       2008               240,514
                                                     2010             3,205,247
                                                     2011             1,042,242
                                                     2012               203,609
                                                     2014                73,332
                                                     2015                83,461

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At May 31, 2007, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                          Deferred Post-October
Fund                                                          Capital Loss
-------------------------------------------------------------------------------
INCOME PLUS FUND                                              $    24,509
-------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                                     973,406
-------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                             3,335,955
-------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                               167,710
-------------------------------------------------------------------------------
STABLE INCOME FUND                                                145,436
-------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                            812,586

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses.

      As of May 31, 2007, there were no forward contracts in the Funds.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2007, the following Funds held futures contracts:

                                                                                              Net Unrealized
                                                                 Expiration       Notional     Appreciation
Fund                             Contracts        Type              Date           Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND             33 Long    US 10 Year Note   September 2007   $ 3,508,881       $ 1,494
------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND    7 Short    US 5 Year Note    September 2007       735,262         4,201

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of May 31, 2007, the following Funds had open swap contracts:

                        Swap          Notional    Interest Rate/   Interest Rate/   Maturity   Net Unrealized
Fund               Counter Party     Principal    Index Received     Index Paid       Date      Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND   Lehman Brothers   $ 1,000,000   USD Libor BBA        0.90%        03/20/12      $ 4,653
                  Special Finance
-------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                           Subadvisory
                                                 Advisory Fees                                                 Fees
                             Average Daily       (% of Average                        Average Daily       (% of Average
Fund                          Net Assets       Daily Net Assets)     Subadviser         Net Assets      Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND      First $500 million         0.550         Wells Capital   First $100 million          0.350
                           Next $500 million         0.500            Management    Next $200 million          0.300
                             Next $2 billion         0.450          Incorporated    Next $200 million          0.250
                             Next $2 billion         0.425                          Over $500 million          0.200
                             Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                          Subadvisory
                                                 Advisory Fees                                                Fees
                           Average Daily         (% of Average                         Average Daily      (% of Average
Fund                         Net Assets        Daily Net Assets)     Subadviser          Net Assets     Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND          First $500 million        0.550          Wells Capital   First $100 million          0.200
                           Next $500 million        0.500            Management     Next $200 million          0.175
                             Next $2 billion        0.450           Incorporated    Next $200 million          0.150
                             Next $2 billion        0.425                           Over $500 million          0.100
                             Over $5 billion        0.400
-------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT   First $500 million        0.450          Wells Capital   First $100 million          0.200
INCOME FUND                Next $500 million        0.400            Management     Next $200 million          0.175
                             Next $2 billion        0.350           Incorporated    Next $200 million          0.150
                             Next $2 billion        0.325                           Over $500 million          0.100
                             Over $5 billion        0.300
-------------------------------------------------------------------------------------------------------------------------
SHORT DURATION            First $500 million        0.450          Wells Capital   First $100 million          0.150
GOVERNMENT                 Next $500 million        0.400            Management     Next $200 million          0.100
BOND FUND                    Next $2 billion        0.350           Incorporated    Over $300 million          0.050
                             Next $2 billion        0.325
                             Over $5 billion        0.300
-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME          First $500 million        0.550          Wells Capital   First $100 million          0.350
FUND                       Next $500 million        0.500            Management     Next $200 million          0.300
                             Next $2 billion        0.450           Incorporated    Next $200 million          0.250
                             Next $2 billion        0.425                           Over $500 million          0.200
                             Over $5 billion        0.400
-------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION      First $500 million        0.450          Wells Capital   First $100 million          0.150
BOND FUND                  Next $500 million        0.400            Management     Next $200 million          0.100
                             Next $2 billion        0.350           Incorporated    Over $300 million          0.050
                             Next $2 billion        0.325
                             Over $5 billion        0.300
-------------------------------------------------------------------------------------------------------------------------

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fees
                                             Average Daily      (% of Average
                                              Net Assets      Daily Net Assets)
-------------------------------------------------------------------------------
FUND LEVEL                                 First $5 billion          0.05
                                            Next $5 billion          0.04
                                           Over $10 billion          0.03
-------------------------------------------------------------------------------
CLASS A                                    All asset levels          0.28
-------------------------------------------------------------------------------
CLASS B                                    All asset levels          0.28
-------------------------------------------------------------------------------
CLASS C                                    All asset levels          0.28
-------------------------------------------------------------------------------
CLASS Z                                    All asset levels          0.45
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                   Admin Fees
                                             Average Daily       (% of Average
                                              Net Assets       Daily Net Assets)

ADMINISTRATOR CLASS                        All asset levels           0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                        All asset levels           0.08
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % Of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL INCOME FUNDS                                                      0.02
--------------------------------------------------------------------------------

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS               0.25
--------------------------------------------------------------------------------

For the year ended May 31, 2007, shareholder servicing fees paid were as follows:

                                                                                    Administrator   Institutional
Fund                                    Class A     Class B    Class C    Class Z       Class           Class
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                        N/A        N/A        N/A        N/A    $   225,337          N/A
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                   $ 195,148   $ 49,151   $ 35,407        N/A            N/A          N/A
-----------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                          91,898     32,535     13,021        N/A            N/A          N/A
-----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND             66,392     22,461     22,509        N/A        115,041          N/A
-----------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND      292,700     43,677     21,321        N/A        955,296          N/A
-----------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND      191,985     38,445     24,578        N/A        906,341        $   0
-----------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                       141,675     19,831     10,672        N/A        877,702          N/A
-----------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                     64,491     24,367     10,381        N/A            N/A          N/A
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                   166,528     48,250     17,095   $ 13,257      2,054,181            0
-----------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND            32,735     12,952      7,846     20,760            N/A          N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended May 31, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended May 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended May 31, 2007, were as follows:

                                                              Net Operating Expense Ratios
                                                              ----------------------------
                                                                                    Administrator   Institutional
Fund                                    Class A     Class B    Class C    Class Z       Class           Class
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                     N/A         N/A        N/A        N/A         0.70%            N/A
-----------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                     1.15%       1.90%      1.90%       N/A          N/A             N/A
-----------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                         1.00%       1.75%      1.75%       N/A          N/A             N/A
-----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND            0.85%       1.60%      1.60%       N/A         0.60%            N/A
-----------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND      0.95%       1.70%      1.70%       N/A         0.70%            N/A
-----------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND      0.85%       1.60%      1.60%       N/A         0.60%           0.42%
-----------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                       0.85%       1.60%      1.60%       N/A         0.65%            N/A
-----------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                    1.10%       1.85%      1.85%       N/A          N/A             N/A
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                   0.90%       1.65%      1.65%      0.95%        0.70%           0.42%
-----------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND           0.80%       1.55%      1.55%      0.84%         N/A             N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended May 31, 2007, were as follows:

Fund                                         Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND**                        $  124,205,398     $  122,962,921
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                               86,133,975        100,025,613
--------------------------------------------------------------------------------
INCOME PLUS FUND                                  115,022,812        115,162,825
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND**                    22,609,568         37,042,895
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND               682,385,959        760,339,112
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND             2,500,369,060      2,477,174,875
--------------------------------------------------------------------------------
STABLE INCOME FUND**                              141,582,611         79,994,694
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                              41,965,490         28,151,606
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND**                        9,622,431,285      9,282,995,146
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                     10,356,969          7,755,711

** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended May 31, 2007, there were no borrowings by any of the Funds under this agreement.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

6. DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distribution paid during the years ended May 31, 2007 and May 31, 2006, was as follows:

                                            Ordinary Income         Long-Term Capital Gain              Total
                                      ---------------------------   ----------------------   ---------------------------
Fund                                      2007           2006          2007         2006         2007           2006
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                 $  4,333,114   $  4,926,524   $ 602,366    $ 904,534   $  4,935,480   $  5,831,058
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                     7,597,518     15,790,312           0       41,906      7,597,518     15,832,218
------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                         2,768,901      3,510,200           0            0      2,768,901      3,510,200
------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND            3,157,635      7,101,802           0      608,624      3,157,635      7,710,426
------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND     23,374,020     23,100,507           0            0     23,374,020     23,100,507
------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND     21,955,788     20,960,713           0            0     21,955,788     20,960,713
------------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                      18,426,608     18,056,072           0            0     18,426,608     18,056,072
------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                    2,617,433      1,757,095      85,718      497,488      2,703,151      2,254,583
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                  62,659,341     51,128,298           0            0     62,659,341     51,128,298
------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND           1,418,801      1,475,445           0            0      1,418,801      1,475,445

      As of May 31, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to primarily to the tax deferral of losses on wash sales and cost basis adjustments related to premium amortization (only for funds that have elected not to amortize premium for tax purposes).

                                                        Undistributed     Unrealized
                                       Undistributed      Long-Term      Appreciation     Capital Loss
Fund                                  Ordinary Income       Gain        (Depreciation)   Carryforward*       Total
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                   $   494,233       $ 399,598     $     (743,403)  $           0   $     150,428
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                        341,501               0          2,708,872      (1,136,060)      1,914,313
-----------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                             47,344               0           (531,990)     (8,384,691)     (8,869,337)
-----------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND               706,420               0         (2,342,335)     (3,679,204)     (5,315,119)
-----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND         387,318               0         (7,145,893)    (49,228,872)    (55,987,447)
-----------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND         946,883               0         (3,299,834)    (20,183,608)    (22,536,559)
-----------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                          311,275               0         (1,923,929)     (3,685,557)     (5,298,211)
-----------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       382,582         345,454          1,462,927               0       2,190,963
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                    1,602,775               0        (16,090,458)    (24,658,547)    (39,146,230)
-----------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                8,460               0             90,894      (4,848,405)     (4,749,051)

* This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------
      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      For the year ended, May 31, 2006, the Wells Fargo Advantage High Yield Bond Fund had in-kind redemptions in the amount of $103,328,907. The in-kind redemption took place on April 13, 2006. Of the $103,328,907, $97,263,736 was redeemed in securities and $6,065,171 in cash. The redemption in-kind is shown on the Statement of Changes in Net Assets.

9. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of May 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

INDEPENDENT AUDITORS' REPORT                  WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund and Total Return Bond Fund, eight of the funds constituting the Wells Fargo Funds Trust, as of May 31, 2007, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Strategic Income Fund and Ultra-Short Duration Bond Fund, two of the funds constituting the Wells Fargo Funds Trust, as of May 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Strategic Income Fund and Ultra-Short Duration Bond Fund for the years or periods ended October 31, 2004 and prior, and the financial highlights of the Short Duration Government Bond Fund and Total Return Bond Fund for the year or period ended June 30, 2002 were audited by other auditors. Those auditors expressed unqualified opinions on those financial highlights in their reports dated December 6, 2004 and August 16, 2002, respectively.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2007, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                            /s/ KPMG LLP

Philadelphia, Pennsylvania
July 25, 2007

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      For the year ended May 31, 2007, the following Funds designate the amounts listed below as long-term capital gain distributions, pursuant to Section 852(b)(3) of the Internal Revenue Code:

                                                                  Capital Gain
Fund                                                           Dividend Declared
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                                              $ 602,366
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                                 85,718

      For California income tax purposes, the Inflation-Protected Bond Fund designates 100% of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue & Taxation Code.

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction:

                                                                 Ordinary Income
                                                                     Dividend
Fund                                                              Distribution %
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                                   55
--------------------------------------------------------------------------------

      Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Fund(s) listed below designate the following amount of their income dividends paid during the year as qualified dividend income (QDI):

                                                              Qualified Dividend
Fund                                                                Income
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                              $ 14,290
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

                                                                Interest-Related
Fund                                                                Dividends
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                                             $  4,257,612
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                                 7,270,980
--------------------------------------------------------------------------------
INCOME PLUS FUND                                                     2,541,497
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                                        3,123,619
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                                 23,169,188
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                                 21,799,323
--------------------------------------------------------------------------------
STABLE INCOME FUND                                                  17,751,564
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                                2,228,336
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                              59,534,772
--------------------------------------------------------------------------------
ULTRA SHORT DURATION BOND FUND                                       1,320,635

      Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

                                                              Short-term Capital
Fund                                                            Gains Dividends
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                                              $  29,117
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                                162,757

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
US TREASURY SECURITIES - 98.63%

US TREASURY BONDS - 46.51%
$ 10,433,578   US TREASURY BOND - INFLATION PROTECTED&                                  2.00%       07/15/2014      $   10,101,008
   8,775,900   US TREASURY BOND - INFLATION PROTECTED&<<                                1.88        07/15/2015           8,376,185
  11,755,274   US TREASURY BOND - INFLATION PROTECTED&<<                                2.00        01/15/2016          11,286,897
   7,696,004   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2017           7,598,604
  13,640,978   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2025          13,329,800
   9,484,898   US TREASURY BOND - INFLATION PROTECTED&                                  2.00        01/15/2026           8,740,182
   4,077,050   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2027           3,982,768
   9,113,359   US TREASURY BOND - INFLATION PROTECTED&<<                                3.63        04/15/2028          10,743,793
  10,870,717   US TREASURY BOND - INFLATION PROTECTED&                                  3.88        04/15/2029          13,348,903
   2,770,009   US TREASURY BOND - INFLATION PROTECTED&                                  3.38        04/15/2032           3,253,462

                                                                                                                        90,761,602
                                                                                                                    --------------
US TREASURY NOTES - 52.12%
   8,699,871   US TREASURY NOTE - INFLATION PROTECTED&                                  3.88        01/15/2009           8,871,833
   6,589,080   US TREASURY NOTE - INFLATION PROTECTED&<<                                4.25        01/15/2010           6,876,838
  13,962,830   US TREASURY NOTE - INFLATION PROTECTED&                                  0.88        04/15/2010          13,306,144
   5,278,397   US TREASURY NOTE - INFLATION PROTECTED&<<                                3.50        01/15/2011           5,465,616
   9,308,610   US TREASURY NOTE - INFLATION PROTECTED&                                  2.38        04/15/2011           9,255,523
   3,451,138   US TREASURY NOTE - INFLATION PROTECTED&                                  3.38        01/15/2012           3,582,712
   4,097,304   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.00        04/15/2012           3,995,511
  12,068,615   US TREASURY NOTE - INFLATION PROTECTED&<<                                3.00        07/15/2012          12,372,213
  11,104,946   US TREASURY NOTE - INFLATION PROTECTED&<<                                1.88        07/15/2013          10,723,213
  11,388,160   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.00        01/15/2014          11,034,057
  10,299,841   US TREASURY NOTE - INFLATION PROTECTED&<<                                1.63        01/15/2015           9,665,762
   6,541,435   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.50        07/15/2016           6,539,902

                                                                                                                       101,689,324
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $198,601,378)                                                                       192,450,926
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING - 47.10%

COLLATERAL INVESTED IN OTHER ASSETS - 47.10%
     294,528   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40        11/21/2007             294,649
       8,836   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.41        06/27/2007               8,836
       3,240   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47        01/18/2008               3,242
      24,446   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.31        07/10/2007              24,445
      29,453   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.45        09/27/2007              29,470
     435,459   APRECO LLC++                                                             5.27        06/15/2007             434,571
     589,056   AQUIFER FUNDING LIMITED++                                                5.29        06/07/2007             588,543
   1,178,111   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31        04/25/2008           1,177,781
     736,320   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.35        10/25/2007             736,386
   1,728,436   ATOMIUM FUNDING CORPORATION                                              5.30        07/26/2007           1,714,592
     589,056   ATOMIUM FUNDING CORPORATION++                                            5.30        08/07/2007             583,312
     557,895   ATOMIUM FUNDING CORPORATION                                              5.31        08/15/2007             551,802
   1,560,997   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.38        08/22/2007           1,560,997
     151,682   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.94        09/27/2007             151,991
     736,320   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.39        10/05/2007             736,320
   2,650,750   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
               (MATURITY VALUE $2,651,145)                                              5.36        06/01/2007           2,650,750
   1,340,102   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.44        10/03/2007           1,340,678
   1,472,639   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
               (MATURITY VALUE $1,472,858)                                              5.36        06/01/2007           1,472,639
      21,029   BETA FINANCE INCORPORATED                                                5.32        07/16/2007              20,892
     441,792   BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.32        07/17/2007             441,805
     883,583   BNP PARIBAS+/-                                                           5.33        05/07/2008             883,442
   2,356,222   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,356,573)             5.36        06/01/2007           2,356,222

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,178,111   BUCKINGHAM II CDO LLC++                                                  5.33%       06/28/2007      $    1,173,469
     515,424   CAIRN HIGH GRADE FUNDING I LLC                                           5.25        06/07/2007             514,975
     117,811   CAIRN HIGH GRADE FUNDING I LLC                                           5.28        06/15/2007             117,571
     618,508   CAIRN HIGH GRADE FUNDING I LLC++                                         5.29        06/21/2007             616,702
     565,493   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30        07/11/2007             562,202
     160,518   CAIRN HIGH GRADE FUNDING I LLC++                                         5.33        07/17/2007             159,442
     736,320   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31        07/19/2007             731,173
      11,487   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43        08/20/2007              11,489
     640,775   CEDAR SPRINGS CAPITAL COMPANY++                                          5.26        06/11/2007             639,839
     574,329   CEDAR SPRINGS CAPITAL COMPANY++                                          5.26        06/14/2007             573,238
     500,697   CEDAR SPRINGS CAPITAL COMPANY                                            5.28        07/10/2007             497,853
     895,571   CEDAR SPRINGS CAPITAL COMPANY                                            5.31        08/07/2007             886,839
     441,792   CHARTA LLC++                                                             5.29        06/22/2007             440,440
     147,264   CHARTA LLC                                                               5.30        07/12/2007             146,385
     132,538   CHEYNE FINANCE LLC++                                                     5.24        06/07/2007             132,422
   2,356,222   CHEYNE FINANCE LLC                                                       5.25        06/18/2007           2,350,379
     589,056   CHEYNE FINANCE LLC                                                       5.24        07/17/2007             585,109
     589,056   CHEYNE FINANCE LLC                                                       5.25        07/18/2007             585,026
     736,320   CHEYNE FINANCE LLC+/-++                                                  5.30        02/25/2008             736,239
     294,528   CIT GROUP INCORPORATED+/-                                                5.42        12/19/2007             294,531
   7,636,316   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $7,637,453)               5.36        06/01/2007           7,636,316
     736,320   COBBLER FUNDING LIMITED++                                                5.31        07/25/2007             730,532
     415,755   COBBLER FUNDING LIMITED                                                  5.31        07/30/2007             412,184
     117,811   COMERICA BANK+/-                                                         5.33        07/20/2007             117,825
   1,237,017   CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                             5.29        06/12/2007           1,235,038
     147,264   CORPORATE ASSET SECURITIZATION (AUSTRALIA)                               5.32        06/26/2007             146,726
      67,447   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.72        10/29/2007              67,586
     373,196   DEER VALLEY FUNDING LLC++                                                5.28        06/04/2007             373,032
   1,030,847   DEER VALLEY FUNDING LLC++                                                5.30        06/15/2007           1,028,744
     693,672   DEER VALLEY FUNDING LLC                                                  5.31        07/11/2007             689,635
     589,056   DEER VALLEY FUNDING LLC++                                                5.32        07/13/2007             585,456
      59,730   ERASMUS CAPITAL CORPORATION++                                            5.28        06/15/2007              59,608
     145,173   FAIRWAY FINANCE CORPORATION++                                            5.32        06/26/2007             144,643
     589,056   FCAR OWNER TRUST SERIES II                                               5.26        06/11/2007             588,196
     294,528   FCAR OWNER TRUST SERIES II                                               5.27        06/21/2007             293,668
      24,917   FCAR OWNER TRUST SERIES II                                               5.25        06/22/2007              24,841
     191,443   FCAR OWNER TRUST SERIES II                                               5.26        07/20/2007             190,078
   8,066,236   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $8,067,437)            5.36        06/01/2007           8,066,236
     589,056   FIVE FINANCE INCORPORATED                                                5.27        06/22/2007             587,253
      29,453   FIVE FINANCE INCORPORATED+/-++                                           5.31        09/13/2007              29,459
     530,150   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.24        06/18/2007             528,835
      73,661   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.25        06/25/2007              73,404
     471,244   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40        06/18/2007             471,244
     594,799   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.41        06/22/2007             594,823
   1,002,573   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50        06/15/2007           1,002,603
     647,961   GEORGE STREET FINANCE LLC++                                              5.29        06/15/2007             646,639
     302,686   GEORGE STREET FINANCE LLC                                                5.29        06/20/2007             301,848
     736,320   GERMAN RESIDENTIAL FUNDING+/-++                                          5.33        08/22/2007             736,320
     736,320   GERMAN RESIDENTIAL FUNDING+/-++                                          5.34        08/22/2007             736,320
   1,983,144   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.33        07/19/2007           1,969,282
     294,528   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                           5.34        08/07/2007             291,656
     736,320   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                           5.34        08/08/2007             729,030
     907,558   HUDSON-THAMES LLC                                                        5.24        07/16/2007             901,613
      20,617   IBM CORPORATION SERIES MTN+/-                                            5.35        06/28/2007              20,617
   1,030,847   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39        09/17/2007           1,030,847
   1,325,375   KESTREL FUNDING US LLC++                                                 5.28        06/28/2007           1,320,153

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,060,300   KESTREL FUNDING US LLC+/-++                                              5.29%       02/25/2008      $    1,060,300
     594,122   KLIO FUNDING CORPORATION++                                               5.29        07/24/2007             589,541
   1,501,503   KLIO III FUNDING CORPORATION++                                           5.29        06/22/2007           1,496,908
   1,085,158   KLIO III FUNDING CORPORATION++                                           5.30        07/13/2007           1,078,528
     173,771   KLIO III FUNDING CORPORATION++                                           5.30        07/23/2007             172,456
     677,414   KLIO III FUNDING CORPORATION++                                           5.29        07/24/2007             672,191
     601,897   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.29        06/15/2007             600,669
     530,150   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.31        07/03/2007             527,680
     160,871   LIBERTY HARBOUR CDO II LIMITED                                           5.29        06/06/2007             160,754
   1,001,689   LIBERTY HARBOUR CDO II LIMITED++                                         5.27        06/25/2007             998,183
      73,632   LIBERTY LIGHT US CAPITAL+/-++                                            5.34        11/21/2007              73,662
      44,179   LIQUID FUNDING LIMITED++                                                 5.26        07/16/2007              43,890
   1,060,300   LIQUID FUNDING LIMITED                                                   5.29        07/30/2007           1,051,192
   1,472,639   LIQUID FUNDING LIMITED+/-++                                              5.29        08/15/2007           1,456,558
   2,208,959   LIQUID FUNDING LIMITED+/-++                                              5.33        06/11/2008           2,208,252
      29,453   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                5.33        02/15/2008              29,448
      22,090   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.59        01/02/2008              22,123
       5,007   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39        08/24/2007               5,007
      88,358   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47        08/27/2007              88,397
     736,320   METLIFE GLOBAL FUNDING I+/-++                                            5.31        02/22/2008             736,268
      63,323   MORGAN STANLEY+/-                                                        5.48        11/09/2007              63,364
     452,837   MORGAN STANLEY SERIES EXL+/-                                             5.38        06/13/2008             452,877
     736,320   NATEXIS BANQUES POPULAIRES+/-++                                          5.35        11/09/2007             736,496
   1,161,912   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007           1,162,133
      73,632   NATIONWIDE BUILDING SOCIETY+/-                                           5.48        07/20/2007              73,656
     124,143   NORTH SEA FUNDING LLC                                                    5.32        06/05/2007             124,071
   1,382,955   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.37        11/22/2007           1,383,283
     736,320   SAINT GERMAIN FUNDING++                                                  5.28        06/01/2007             736,320
     530,150   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33        10/26/2007             530,155
     589,056   SLM CORPORATION+/-++                                                     5.32        05/12/2008             589,056
     180,251   SLM CORPORATION SERIES MTN1+/-                                           5.57        07/25/2007             180,137
      51,984   SOCIETE GENERALE (NORTH AMERICA)                                         5.26        06/20/2007              51,840
     219,423   STANFIELD VICTORIA FUNDING LLC                                           5.26        06/21/2007             218,783
   1,178,111   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.35        04/03/2008           1,178,582
     430,011   TANGO FINANCE CORPORATION                                                5.30        07/31/2007             426,257
     294,528   TASMAN FUNDING INCORPORATED++                                            5.29        06/12/2007             294,057
   2,945,278   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.51        12/31/2007           2,945,278
     566,053   TRAVELERS INSURANCE COMPANY+/-                                           5.39        02/08/2008             566,042
      22,914   UBS FINANCE (DELAWARE) LLC                                               5.32        07/16/2007              22,764
     736,320   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.34        06/06/2008             736,327
     159,045   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.35        12/03/2007             159,090
      50,070   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.34        12/13/2007              50,001
      88,358   VETRA FINANCE INCORPORATED++                                             5.30        07/30/2007              87,599
       4,418   WACHOVIA CORPORATION+/-                                                  5.41        07/20/2007               4,419
     294,528   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                 5.30        07/27/2007             292,127
     258,242   WHISTLEJACKET CAPITAL LIMITED                                            5.33        06/15/2007             257,715
     736,320   WHISTLEJACKET CAPITAL LIMITED                                            5.28        07/12/2007             731,926
     235,622   WHITE PINE FINANCE LLC+/-++                                              5.33        06/21/2007             235,625
     639,096   WHITE PINE FINANCE LLC                                                   5.28        06/25/2007             636,859
      14,726   WORLD SAVINGS BANK FSB+/-                                                5.42        06/01/2007              14,726
       2,945   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36        10/19/2007               2,946

                                                                                                                        91,897,496
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,897,496)                                                              91,897,496
                                                                                                                    --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 1.78%
   3,467,719   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    3,467,719
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,467,719)                                                                           3,467,719
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $293,966,593)*                        147.44%                                                                 $  287,816,141

OTHER ASSETS AND LIABILITIES, NET           (47.44)                                                                    (92,602,505)
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $  195,213,636
                                            ======                                                                  ==============

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,467,719.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,966,593 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $  1,116,305
         GROSS UNREALIZED DEPRECIATION                       (7,266,757)
                                                           ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $ (6,150,452)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 29.59%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.02%
$ 5,829,845  FHLMC #1G0157<<+/-                                                         4.47%       03/01/2035    $    5,764,121
     12,951  FHLMC #410425+/-                                                           7.04        09/01/2026            13,101
     20,173  FHLMC #410464+/-                                                           7.29        11/01/2026            20,209
    121,627  FHLMC #606279+/-                                                           6.50        02/01/2015           124,077
     46,798  FHLMC #846367+/-                                                           7.18        04/01/2029            46,982
  1,163,343  FHLMC #A15838<<                                                            5.50        12/01/2033         1,139,125
  2,244,860  FHLMC #A16678                                                              5.50        12/01/2033         2,198,127
 10,693,246  FHLMC #E01653<<                                                            4.50        06/01/2019        10,254,175
  1,026,601  FHLMC #E90248                                                              6.00        06/01/2017         1,036,907
    985,627  FHLMC #E90573<<                                                            6.00        07/01/2017           995,522
  9,473,181  FHLMC SERIES 1675 CLASS KZ                                                 6.50        02/15/2024         9,682,914
  6,848,000  FHLMC SERIES 2358 CLASS PD<<                                               6.00        09/15/2016         6,898,236
 12,114,449  FHLMC SERIES 2363 CLASS PF<<                                               6.00        09/15/2016        12,205,610
  5,348,715  FHLMC SERIES 2416 CLASS PE                                                 6.00        10/15/2021         5,401,765
  1,347,246  FHLMC SERIES 2439 CLASS LG<<                                               6.00        09/15/2030         1,350,561
  1,783,887  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-           7.99        09/25/2029         1,776,989
 27,507,348  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z             6.50        02/25/2042        27,941,442
  3,054,987  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,161,912

                                                                                                                      90,011,775
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.38%
     15,545  FNMA #342042+/-                                                            6.78        06/01/2025            15,602
     10,963  FNMA #344689+/-                                                            6.83        11/01/2025            10,988
     38,161  FNMA #344692+/-                                                            6.84        10/01/2025            38,267
     40,377  FNMA #347712+/-                                                            7.00        06/01/2026            41,044
  4,602,587  FNMA #386890                                                               3.99        04/01/2011         4,396,902
  5,935,299  FNMA #555326<<                                                             5.50        04/01/2033         5,795,101
    363,398  FNMA #557072+/-                                                            6.38        06/01/2040           368,981
  1,051,700  FNMA #656566                                                               5.50        04/01/2018         1,043,668
  3,084,375  FNMA #678939                                                               5.50        02/01/2018         3,060,819
    431,864  FNMA #701350<<                                                             5.50        04/01/2018           428,566
 17,495,958  FNMA #725232<<                                                             5.00        03/01/2034        16,699,292
  4,039,537  FNMA #725250<<                                                             5.00        03/01/2034         3,844,395
  6,676,978  FNMA #725314<<                                                             5.00        04/01/2034         6,372,947
  7,360,753  FNMA #725423<<                                                             5.50        05/01/2034         7,207,206
  2,890,721  FNMA #725772<<                                                             5.00        09/01/2034         2,751,076
 15,960,575  FNMA #725773<<                                                             5.50        09/01/2034        15,583,570
  2,700,827  FNMA #731996+/-                                                            4.04        09/01/2033         2,695,509
  2,606,522  FNMA #739757<<+/-                                                          4.00        08/01/2033         2,608,743
  6,448,801  FNMA #741305<<                                                             5.00        09/01/2018         6,286,697
  1,853,030  FNMA #741458+/-                                                            4.33        10/01/2033         1,846,930
 11,795,700  FNMA #760762<<                                                             4.89        04/01/2012        11,473,419
  4,251,925  FNMA #763644<<                                                             5.50        01/01/2034         4,151,490
  6,972,883  FNMA #765178<<                                                             5.00        01/01/2019         6,797,606
  1,375,401  FNMA #765769<<                                                             5.00        02/01/2019         1,340,828
    915,190  FNMA #783245+/-                                                            6.18        04/01/2034           927,794
  2,596,164  FNMA #783251<<+/-                                                          6.18        04/01/2044         2,632,697
  7,009,735  FNMA #789463<<+/-                                                          4.38        06/01/2034         6,925,060
    427,950  FNMA #795922                                                               5.00        01/01/2020           417,862
    898,260  FNMA #797166                                                               5.00        01/01/2020           876,136
    882,496  FNMA #797743                                                               5.00        02/01/2020           860,760
    946,575  FNMA #797769                                                               5.00        03/01/2020           923,261
  6,472,678  FNMA #801908                                                               5.00        11/01/2019         6,309,974
  1,735,290  FNMA #805346                                                               5.00        01/01/2020         1,692,550
    852,879  FNMA #806249                                                               5.00        01/01/2020           831,872
    467,403  FNMA #806250                                                               5.00        01/01/2020           456,385

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 2,007,354  FNMA #809071                                                               5.00%       04/01/2020    $    1,957,914
    645,020  FNMA #809561                                                               5.00        02/01/2020           629,134
  3,643,799  FNMA #834933<<+/-                                                          5.05        07/01/2035         3,651,261
  5,000,000  FNMA #874331                                                               5.07        02/01/2037         4,991,850
  1,000,000  FNMA #874479                                                               5.19        04/01/2017           976,768
  6,872,116  FNMA #880156                                                               5.50        02/01/2036         6,675,431
    650,368  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                 7.00        12/25/2041           664,664
  3,130,729  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                                6.00        11/25/2034         3,143,158
  4,058,005  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                 6.00        02/25/2044         4,056,051
    424,462  FNMA SERIES 1998-M6 CLASS A2                                               6.32        08/15/2008           426,540
    921,367  FNMA SERIES 2001-M1 CLASS B                                                6.12        05/25/2013           919,018
  1,526,332  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,546,648
  3,346,029  FNMA SERIES 2003-86 CLASS PT<<                                             4.50        09/25/2018         3,240,366
 15,689,639  FNMA SERIES 2003-92 CLASS HP<<                                             4.50        09/25/2018        15,195,830
  6,022,141  FNMA SERIES 2003-97 CLASS CA<<                                             5.00        10/25/2018         5,909,284
  1,087,443  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,113,122
    669,247  FNMA SERIES 2004-W1 CLASS 2A2                                              7.00        12/25/2033           682,537

                                                                                                                     183,493,573
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.19%
    176,453  GNMA #345066                                                               6.50        10/15/2023           181,094
    123,344  GNMA #346960                                                               6.50        12/15/2023           126,588
    106,850  GNMA #354692                                                               6.50        11/15/2023           109,661
    176,195  GNMA #361398                                                               6.50        01/15/2024           180,825
    179,179  GNMA #366641                                                               6.50        11/15/2023           183,892
     46,381  GNMA #473917                                                               7.00        04/15/2028            48,503
     77,723  GNMA #473918                                                               7.00        04/15/2028            81,278
    417,441  GNMA #531436                                                               7.00        06/15/2042           450,369
      8,818  GNMA #531965                                                               7.72        12/15/2041             9,219
    294,844  GNMA #533858                                                               7.35        06/15/2042           317,943
    494,872  GNMA #780626                                                               7.00        08/15/2027           512,656
 18,463,816  GNMA SERIES 2003-38 CLASS JC<<+/-                                          7.06        08/16/2042        19,618,119

                                                                                                                      21,820,147
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $302,194,992)                                                                          295,325,495
                                                                                                                  --------------
ASSET BACKED SECURITIES - 6.24%
  7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES
             2005-4 CLASS A5+/-                                                         4.91        12/01/2040         7,464,000
    620,900  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2             5.59        12/01/2021           621,446
  4,444,847  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                        6.60        02/25/2032         4,480,142
  7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                 10.00        07/25/2008           894,636
     57,607  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                6.63        09/15/2016            57,608
  4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                    5.12        08/15/2013         5,017,189
  2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                         4.64        06/15/2035         2,250,788
  4,000,000  CWL SERIES 2006-S4 CLASS A6+/-                                             5.83        07/25/2034         3,962,200
  3,259,364  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
             A1VN+/-                                                                    5.54        08/25/2035         3,259,364
  1,768,061  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                    6.86        07/15/2029         1,808,823
    682,760  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                  5.66        04/25/2035           682,502
  3,398,728  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES
             2005-2 CLASS A1+/-                                                         5.59        01/20/2035         3,397,976
  7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                      4.18        02/15/2012         7,487,593
  3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                     6.08        11/25/2036         3,814,668
  5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
             AIO(C)                                                                     6.00        08/25/2011         1,117,320
  4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                       4.34        05/15/2012         3,937,165
  3,500,000  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.60        05/25/2047         3,500,000
  2,569,791  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                       4.50        02/28/2036         2,536,694
  6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                  4.88        04/12/2013         5,952,498

TOTAL ASSET BACKED SECURITIES (COST $62,592,531)                                                                      62,242,612
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

  MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.73%
$ 6,000,000  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                  5.53%       06/25/2037    $    6,000,000
  4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
             2005-6 CLASS ASB+/-                                                        5.35        09/10/2047         4,179,379
  6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2005-PW10 CLASS AAB                                                 5.38        12/11/2040         5,931,380
  4,370,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2006-PW11 CLASS AAB+/-                                              5.62        03/11/2039         4,363,756
  3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB               4.76        05/15/2043         3,842,149
  3,000,000  CITIGROUP DEUTSCHE BANK SERIES 2007-CD4 CLASS ASB                          5.28        12/11/2049         2,940,467
  2,850,489  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.21        08/25/2035         2,814,345
  2,107,350  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                           6.50        11/25/2034         2,138,628
  4,978,969  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                      5.68        03/25/2035         4,992,899
  4,038,280  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                        5.72        09/25/2035         4,063,022
  3,060,488  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                        5.52        04/25/2036         3,063,564
  4,500,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
             CLASS AAB                                                                  5.34        02/15/2040         4,426,009
  2,379,578  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2004-AR5 CLASS 10A1+/-                                                     4.99        05/01/2034         2,367,169
  5,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2005-C1 CLASS AAB                                                          4.82        02/15/2038         4,851,812
  2,000,000  CWL SERIES 2007-S2 A6+/-                                                   5.78        05/25/2037         1,962,668
  3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                                5.26        05/25/2020         3,122,257
     14,079  FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018            14,598
  7,254,837  FNMA SERIES 2002-6 CLASS PD<<                                              6.00        02/25/2017         7,304,795
  4,322,315  FNMA SERIES 2002-9 CLASS PC<<                                              6.00        03/25/2017         4,353,586
 19,878,798  FNMA SERIES 2005-29 CLASS WQ<<                                             5.50        04/25/2035        19,696,489
  6,411,056  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                    6.25        05/25/2042         6,452,434
  3,765,160  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                  7.00        05/25/2044         3,856,506
  1,941,252  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                    7.50        06/25/2044         2,016,333
  4,997,973  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         4,909,037
  4,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB        4.87        05/10/2043         3,883,199
  3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB        4.94        07/10/2045         2,905,636
  5,520,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
             2003-C1 CLASS A4                                                           4.11        07/05/2035         5,134,582
     98,497  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.66        01/19/2035            98,715
  5,965,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-ML1A CLASS A2                                                  4.77        03/12/2039         5,736,258
  5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-LDP5 CLASS ASB+/-                                              5.33        12/15/2044         5,461,337
  5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP6 CLASS ASB+/-                                              5.49        04/15/2043         5,354,384
  2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP7 CLASS ASB+/-                                              6.07        04/15/2045         2,767,848
  1,447,928  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
             CLASS 3A1+/-++                                                             5.68        04/25/2031         1,443,707
  5,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
             CLASS A4                                                                   4.39        03/15/2032         5,195,048
  4,560,886  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         4,557,004
     88,504  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                              9.95        08/01/2017            88,287
  6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                 5.42        11/12/2037         5,923,504
  4,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                 4.67        06/12/2043         3,824,940
    242,765  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.67        11/10/2030           243,096
    861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                     7.56        11/10/2030           875,411
  3,209,805  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++           6.50        10/25/2034         3,249,156
  1,447,104  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.72        10/20/2027         1,448,180
    912,169  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2003-P10A CLASS 1                                                   4.52        02/10/2013           871,313
 11,551,163  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2005-P10B CLASS 1                                                   4.94        08/10/2015        11,292,830
  1,375,016  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20H CLASS 1                                                    5.70        08/01/2026         1,389,874
  5,247,320  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20I CLASS 1                                                    5.54        09/01/2026         5,265,558
  3,761,745  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20J CLASS 1                                                    5.37        10/01/2026         3,726,667
 10,980,083  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-P10A CLASS 1                                                   5.41        02/10/2016        10,916,117
  7,467,162  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-P10B CLASS 1                                                   5.68        08/01/2016         7,501,347
  3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.29        07/15/2042         3,828,513

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--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 1,849,197  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                   5.55%       04/25/2045    $    1,851,937
  2,383,005  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.98        06/25/2046         2,384,683

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $219,249,894)                                                        216,882,413
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 22.80%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.05%
    500,000  SWIFT ENERGY                                                               7.63        07/15/2011           513,125
                                                                                                                  --------------

AEROSPACE, DEFENSE - 0.06%
    600,000  ARMOR HOLDINGS INCORPORATED                                                8.25        08/15/2013           639,000
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -0.07%
    675,000  PHILLIPS-VAN HEUSEN                                                        7.75        11/15/2023           722,250
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.25%
  2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                       5.85        03/01/2014         2,468,640
                                                                                                                  --------------

BUSINESS SERVICES - 0.71%
  2,150,000  FISERV INCORPORATED                                                        4.00        04/15/2008         2,122,411
    375,000  IRON MOUNTAIN INCORPORATED                                                 8.63        04/01/2013           385,313
  2,350,000  NCR CORPORATION                                                            7.13        06/15/2009         2,397,660
  2,120,000  THOMPSON CORPORATION                                                       6.20        01/05/2012         2,163,899

                                                                                                                       7,069,283
                                                                                                                  --------------

CASINO AND GAMING - 0.27%
  2,750,000  MGM MIRAGE INCORPORATED                                                    7.63        01/15/2017         2,715,625
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 0.61%
    415,000  CHURCH & DWIGHT COMPANIES INCORPORATED                                     6.00        12/15/2012           407,738
  1,400,000  HOSPIRA INCORPORATED                                                       4.95        06/15/2009         1,380,506
    475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                      9.63        05/15/2012           496,375
    625,000  MOSAIC COMPANY++                                                           7.38        12/01/2014           651,563
    507,000  OLIN CORPORATION                                                           9.13        12/15/2011           562,307
    794,000  OLIN CORPORATION                                                           6.75        06/15/2016           797,074
    400,000  SENSIENT TECHNOLOGIES                                                      6.50        04/01/2009           399,527
  1,500,000  VALSPAR CORPORATION                                                        5.10        08/01/2015         1,387,340

                                                                                                                       6,082,430
                                                                                                                  --------------

COMMUNICATIONS - 0.43%
  1,900,000  COX COMMUNICATIONS INCORPORATED                                            7.88        08/15/2009         1,991,892
  1,000,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010           978,882
    500,000  L3 COMMUNICATIONS CORPORATION                                              7.63        06/15/2012           517,500
    375,000  PANAMSAT CORPORATION                                                       6.38        01/15/2008           375,938
    450,000  QWEST CORPORATION                                                          7.88        09/01/2011           475,875

                                                                                                                       4,340,087
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 6.60%
  4,400,000  ASSOCIATED BANCORP                                                         6.75        08/15/2011         4,587,955
  2,100,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049         2,070,566
  6,839,000  BANK AMERICA CAPITAL III+/-                                                5.93        01/15/2027         6,645,217
  2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                             9.00        12/30/2049         2,200,158
  2,000,000  CHASE CAPITAL VI+/-                                                        5.98        08/01/2028         1,965,684
  1,160,000  CHEVY CHASE BANK FSB                                                       6.88        12/01/2013         1,177,400
  4,000,000  CITY NATIONAL BANK                                                         6.75        09/01/2011         4,184,704
  2,778,000  COLONIAL BANK NA MONTGOMERY AL                                             6.38        12/01/2015         2,818,762
    750,000  CORESTATES CAPITAL TRUST II+/-++                                           6.01        01/15/2027           742,286
  2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                               5.63        12/31/2049         2,177,910
  1,226,000  FARMERS EXCHANGE CAPITAL++                                                 7.20        07/15/2048         1,253,811

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--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$    500,000    FIRST CITIZENS BANCORP++                                           6.80%         04/01/2015     $    515,400
   3,250,000    FIRSTAR BANK NA                                                    7.13          12/01/2009        3,381,960
   4,500,000    HSBC CAPITAL FUNDING LP+/-++                                       4.61          12/29/2049        4,229,438
   1,000,000    JPMORGAN CHASE CAPITAL XVIII                                       6.95          08/17/2036        1,037,638
   2,900,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                          6.33          04/01/2027        2,899,904
     450,000    NTC CAPITAL TRUST SERIES A+/-                                      5.88          01/15/2027          436,198
   2,500,000    PNC FUNDING CORPORATION                                            7.50          11/01/2009        2,619,463
   3,275,000    RABOBANK CAPITAL FUNDING II+/-++                                   5.26          12/29/2049        3,175,892
   2,350,000    RBS CAPITAL TRUST+/-                                               5.51          09/29/2049        2,282,376
   2,875,000    TCF NATIONAL BANK+/-                                               5.00          06/15/2014        2,823,540
   1,000,000    TCF NATIONAL BANK                                                  5.50          02/01/2016          974,952
   4,000,000    UBS PREFERRED FUNDING TRUST V SERIES 1+/-                          6.24          05/15/2049        4,079,820
   1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                           6.38          08/01/2011        1,473,199
   1,250,000    USB CAPITAL IX+/-                                                  6.19          03/29/2049        1,267,554
   2,750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                             7.80          08/18/2010        2,924,408
   1,900,000    WACHOVIA CAPITAL TRUST I<<+/-                                      5.80          08/29/2049        1,902,419

                                                                                                                  65,848,614
                                                                                                                ------------
EDUCATIONAL SERVICES - 0.79%
   2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                              7.25          11/02/2049        2,716,032
   5,000,000    STANFORD UNIVERSITY SERIES MTNA                                    6.16          04/30/2011        5,135,940

                                                                                                                   7,851,972
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.88%
   2,600,000    DUKE ENERGY FIELD SERVICES LLC                                     7.88          08/16/2010        2,771,187
     630,000    MASSEY ENERGY COMPANY<<                                            6.63          11/15/2010          623,700
   1,875,000    NEVADA POWER COMPANY SERIES O                                      6.50          05/15/2018        1,923,323
   3,000,000    PEOPLES ENERGY CORPORATION                                         6.90          01/15/2011        3,114,870
     380,000    SEMCO ENERGY INCORPORATED                                          7.13          05/15/2008          382,724

                                                                                                                   8,815,804
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT - 0.86%
   2,500,000    BAE SYSTEMS HOLDINGS INCORPORATED++                                6.40          12/15/2011        2,579,968
     350,000    FLEXTRONICS INTERNATIONAL                                          6.25          11/15/2014          338,625
   2,500,000    METTLER TOLEDO INTERNATIONAL INCORPORATED                          4.85          11/15/2010        2,424,565
     275,000    MOOG INCORPORATED                                                  6.25          01/15/2015          275,000
   1,703,980    TENASKA ALABAMA II PARTNERS LP++                                   7.00          06/30/2021        1,783,274
   1,150,000    THOMAS & BETTS CORPORATION SERIES MTN                              6.63          05/07/2008        1,154,653

                                                                                                                   8,556,085
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES -0.09%
     860,000    US ONCOLOGY INCORPORATED<<                                         9.00          08/15/2012          898,700
                                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     525,000   VALMONT INDUSTRIES INCORPORATED                                     6.88          05/01/2014          528,281
                                                                                                                ------------

FOOD & KINDRED PRODUCTS - 0.95%
   1,000,000    CADBURY SCHWEPPES US FINANCE LLC++                                 3.88          10/01/2008          978,091
   1,764,000    CONAGRA FOODS INCORPORATED                                         7.88          09/15/2010        1,886,143
     600,000    CONSTELLATION BRANDS INCORPORATED++                                7.25          05/15/2017          603,750
     375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                         8.00          02/15/2008          379,688
     650,000    CORN PRODUCTS INTERNATIONAL INCORPORATED                           6.00          04/15/2017          642,327
     745,000    COTT BEVERAGES USA INCORPORATED                                    8.00          12/15/2011          764,556
   2,500,000    KELLOGG COMPANY                                                    6.60          04/01/2011        2,593,090
   1,600,000    KRAFT FOODS INCORPORATED<<                                         6.25          06/01/2012        1,638,434

                                                                                                                   9,486,079
                                                                                                                ------------

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--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
FURNITURE & FIXTURES - 0.15%
$  1,450,000    STEELCASE INCORPORATED                                             6.50%         08/15/2011     $  1,470,480
                                                                                                                ------------
GENERAL MERCHANDISE STORES - 0.04%
     375,000    JEAN COUTU GROUP INCORPORATED                                      7.63          08/01/2012          397,200
                                                                                                                ------------
HEALTH SERVICES - 0.44%
   3,650,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                          7.50          05/01/2031        4,372,167
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.55%
   3,008,000    MANUFACTURERS & TRADERS TRUST COMPANY+/-                           5.59          12/28/2020        2,911,151
   2,250,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                            7.25          07/15/2010        2,354,942
     250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                         6.30          02/15/2011          256,339

                                                                                                                   5,522,432
                                                                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
     525,000    MANDALAY RESORT GROUP                                              6.38          12/15/2011          523,688
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.38%
     500,000    AMERICAN STANDARD INCORPORATED                                     8.25          06/01/2009          522,795
   1,425,000    BLACK & DECKER                                                     5.75          11/15/2016        1,395,524
     575,000    BRIGGS & STRATTON CORPORATION                                      8.88          03/15/2011          615,134
     625,000    SCIENTIFIC GAMES CORPORATION                                       6.25          12/15/2012          614,063
     625,000    UNISYS CORPORATION                                                 6.88          03/15/2010          621,875

                                                                                                                   3,769,391
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
   1,520,000    AEGON NV                                                           4.75          06/01/2013        1,457,972
   2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                                6.50          06/14/2011        2,073,262
   2,670,000    NLV FINANCIAL CORPORATION++                                        7.50          08/15/2033        2,919,674

                                                                                                                   6,450,908
                                                                                                                ------------
INSURANCE CARRIERS - 3.04%
   2,675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                              8.25          11/15/2011        2,952,785
   3,200,000    JOHN HANCOCK GLOBAL FUNDING II++                                   7.90          07/02/2010        3,422,746
     750,000    LINCOLN NATIONAL CORPORATION                                       6.20          12/15/2011          768,676
   3,007,000    MARKEL CORPORATION                                                 7.20          08/15/2007        3,012,966
   1,700,000    METLIFE GLOBAL FUNDING++                                           5.13          11/09/2011        1,676,124
   4,450,000    MINNESOTA LIFE INSURANCE COMPANY++                                 8.25          09/15/2025        5,408,178
   3,000,000    MONUMENTAL GLOBAL FUNDING II<<++                                   4.63          03/15/2010        2,937,909
   2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                     5.38          09/15/2013        2,900,142
   2,145,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                  6.25          02/15/2012        2,213,494
   1,385,000    SAFECO CORPORATION                                                 4.88          02/01/2010        1,362,660
   2,200,000    UNITRIN INCORPORATED                                               5.75          07/01/2007        2,200,407
   1,415,000    WR BERKLEY CORPORATION                                             5.13          09/30/2010        1,395,026

                                                                                                                  30,251,113
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
     425,000    CENTRAL GARDEN & PET COMPANY                                       9.13          02/01/2013          445,188
   3,300,000    GENERAL ELECTRIC COMPANY                                           5.00          02/01/2013        3,226,156
   2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                               6.13          11/01/2011        2,052,908

                                                                                                                   5,724,252
                                                                                                                ------------
MISCELLANEOUS RETAIL - 0.11%
     500,000    AMERIGAS PARTNERS LP                                               7.25          05/20/2015          510,000
     545,000    LAMAR MEDIA CORPORATION                                            6.63          08/15/2015          542,275

                                                                                                                   1,052,275
                                                                                                                ------------

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--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
MOTION PICTURES - 0.31%
$  3,000,000    TIME WARNER INCORPORATED                                           6.75%         04/15/2011     $  3,119,193
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.30%
   2,750,000    FORD MOTOR CREDIT COMPANY LLC                                      7.38          10/28/2009        2,759,570
     200,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                           7.56          12/01/2014          207,013

                                                                                                                   2,966,583
                                                                                                                ------------
OIL & GAS EXTRACTION - 0.38%
   1,250,000    CHESAPEAKE ENERGY CORPORATION                                      7.50          06/15/2014        1,307,813
     150,000    CHESAPEAKE ENERGY CORPORATION                                      6.38          06/15/2015          150,000
     400,000    MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                       6.88          11/01/2014          392,500
     700,000    PARKER DRILLING COMPANY                                            9.63          10/01/2013          756,000
     250,000    POGO PRODUCING COMPANY                                             7.88          05/01/2013          262,500
     250,000    POGO PRODUCING COMPANY                                             6.63          03/15/2015          252,500
     330,000    PRIDE INTERNATIONAL INCORPORATED                                   7.38          07/15/2014          339,900
     300,000    STONE ENERGY CORPORATION                                           6.75          12/15/2014          283,500

                                                                                                                   3,744,713
                                                                                                                ------------
PERSONAL SERVICES - 0.04%
     400,000    SERVICES CORPORATE INTERNATIONAL                                   7.38          10/01/2014          414,500
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.12%
   1,210,000    FRONTIER OIL CORPORATION                                           6.63          10/01/2011        1,206,975
                                                                                                                ------------
PHARMACEUTICALS - 0.22%
   2,100,000    WYETH                                                              6.95          03/15/2011        2,203,704
                                                                                                                ------------
PRIMARY METAL INDUSTRIES - 0.02%
     125,000    CENTURY ALUMINUM COMPANY                                           7.50          08/15/2014          130,313
     100,000    INTERNATIONAL STEEL GROUP                                          6.50          04/15/2014          102,734

                                                                                                                     233,047
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.17%
   1,585,000    VIACOM INCORPORATED                                                7.70          07/30/2010        1,682,403
                                                                                                                ------------
REAL ESTATE - 0.39%
     800,000    HOST MARRIOTT LP                                                   7.13          11/01/2013          820,000
   1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                              5.08          08/01/2013        1,290,858
     500,000    ROUSE COMPANY                                                      5.38          11/26/2013          471,096
   1,250,000    SHURGARD STORAGE CENTERS                                           7.75          02/22/2011        1,338,668

                                                                                                                   3,920,622
                                                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.47%
   2,500,000    DEVELOPERS DIVERSIFIED REALTY CORPORATION                          3.88          01/30/2009        2,432,423
     800,000    PROLOGIS TRUST                                                     5.25          11/15/2010          793,006
   1,500,000    SIMON PROPERTY GROUP LP                                            5.75          05/01/2012        1,513,920

                                                                                                                   4,739,349
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.03%
   1,500,000    GOLDMAN SACHS CAPITAL II+/-                                        5.79          12/29/2049        1,479,234
   2,500,000    GOLDMAN SACHS GROUP INCORPORATED                                   6.88          01/15/2011        2,613,073
   2,750,000    MERRILL LYNCH & COMPANY INCORPORATED                               6.05          05/16/2016        2,782,054
   3,250,000    MORGAN STANLEY                                                     6.75          04/15/2011        3,385,821

                                                                                                                  10,260,182
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.03%
    330,000O    WENS-BROCKWAY GLASS CONTAINERS                                     8.88          02/15/2009          337,425
                                                                                                                ------------
TRANSPORTATION BY AIR - 0.33%
     135,091    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                      6.80          07/02/2007          135,091
   3,084,694    FEDEX CORPORATION SERIES 97-B                                      7.52          01/15/2018        3,208,027

                                                                                                                   3,343,118
                                                                                                                ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 0.29%
$  2,100,000    GENERAL MOTORS ACCEPTANCE CORPORATION                              5.13%         05/09/2008     $  2,080,934
     860,000    NAVISTAR INTERNATIONAL CORPORATION<<                               7.50          06/15/2011          847,100

                                                                                                                   2,928,034
                                                                                                                ------------
WATER TRANSPORTATION - 0.04%
     400,000    VERSEAS SHIPHOLDING GROUP                                          8.25          03/15/2013          418,500
                                                                                                                ------------

TOTAL CORPORATE BONDS & NOTES (COST $224,619,692)                                                                227,588,229
                                                                                                                ------------

FOREIGN CORPORATE BONDS - 1.11%
   2,000,000    BARCLAYS BANK PLC+/-++                                             5.93          12/15/2016        1,974,782
   2,245,000    BARCLAYS BANK PLC+/-++                                             8.55          09/29/2049        2,482,602
   2,750,000    CONOCOPHILLIPS (CANADA)                                            5.63          10/15/2016        2,756,729
     200,000    ISPAT INLAND ULC                                                   9.75          04/01/2014          220,954
   1,100,000    PEARSON PLC (UK) PRIVATE PLACEMENT++                               7.00          06/15/2011        1,140,523
   2,500,000    SABMILLER PLC++                                                    6.20          07/01/2011        2,549,268

TOTAL FOREIGN CORPORATE BONDS@ (COST $11,066,872)                                                                 11,124,858
                                                                                                                ------------
MUNICIPAL BONDS & NOTES - 5.83%
   1,000,000    CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)             4.88          01/01/2015          963,180
   5,030,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                REVENUE(FSA INSURED)                                               7.40          12/01/2025        5,905,723
   5,160,000    INDIANA BOND BANK REVENUE SCHOOL SEVERANCE FUND 8-A
                (FGIC INSURED)                                                     4.73          01/15/2014        4,972,124
   1,125,000    INDIANA HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SERIES
                A-2 (SFMR)                                                         5.51          01/01/2039        1,117,080
   5,000,000    INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                    5.41          07/01/2038        4,919,500
   1,215,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.15          01/01/2013        1,194,734
     440,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.21          01/01/2014          430,874
   1,000,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.75          07/01/2037          997,620
   1,250,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J              5.92          07/01/2034        1,256,463
     890,000    LA CROSSE WI SERIES B (GO)                                         5.00          12/01/2009          881,492
     940,000    LA CROSSE WI SERIES B (GO)                                         5.20          12/01/2010          931,954
   2,210,000    LOYOLA UNIVERSITY ILLINOIS                                         4.80          07/01/2013        2,119,965
   2,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES 15                                                          6.05          01/01/2012        2,061,860
   2,085,000    MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                FINANCE SERIES H                                                   5.85          07/01/2036        2,089,691
   4,545,000    MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                FINANCE SERIES J                                                   6.13          07/01/2038        4,575,951
   3,000,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                PERSONAL INCOME TAX REVENUE SERIES B                               4.90          12/15/2011        2,961,480
   1,500,000    OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                EXCISE TAX REVENUE SERIES A                                        8.25          03/01/2035        1,524,120
   4,000,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                REVENUE SERIES K                                                   5.97          03/01/2029        4,012,640
   2,500,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                REVENUE SERIES O (GNMA/FNMA INSURED)                               5.47          09/01/2025        2,471,975
   3,355,000    PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                5.84          04/01/2037        3,377,378
   2,000,000    STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                           5.53          07/01/2037        1,984,260
   1,000,000    STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO,
                VA GUARANTEED)                                                     7.15          12/01/2009        1,041,270
   4,185,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                OWNERSHIP REVENUE SERIES D                                         5.81          03/01/2037        4,211,951
   2,175,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                OWNERSHIP REVENUE SERIES F                                         5.73          09/01/2037        2,158,253

TOTAL MUNICIPAL BONDS & NOTES (COST $57,709,607)                                                                  58,161,538
                                                                                                                ------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
         276    PPM AMERICA CBO II LP(I)                                                                               6,139
   2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                           1,613,580

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,853,931)                                                            1,619,719
                                                                                                                ------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS - 0.54%
$   460,644  ARAMARK CORPORATION TERM LOAN B                                           7.36%        01/26/2014    $      463,551
     32,921  ARAMARK CORPORATION TERM LOAN C                                           7.36         01/26/2014            33,133
    300,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN+/-                                6.08         04/21/2011           299,250
  1,200,000  BSC INTERNATIONAL HOLDING TERM LOAN                                       6.10         04/21/2011         1,197,000
    916,431  CITGO PETROLEUM CORPORATION TERM LOAN+/-                                  6.70         11/15/2012           916,715
    493,750  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.09         12/20/2012           496,505
    429,231  NOVELIS INCORPORATED TERM LOAN B                                          7.61         01/07/2012           429,566
  1,496,250  OSHKOSH TRUCK CORPORATION TERM LOAN                                       7.36         12/06/2013         1,502,221

TOTAL TERM LOANS (COST $5,326,931)                                                                                     5,337,941
                                                                                                                  --------------
US TREASURY SECURITIES - 7.02%

US TREASURY BONDS - 5.96%
    500,000  US TREASURY BOND<<                                                        8.00         11/15/2021           647,578
  6,150,000  US TREASURY BOND<<                                                        7.25         08/15/2022         7,534,230
 23,165,000  US TREASURY BOND<<                                                        6.25         08/15/2023        26,055,204
  4,310,000  US TREASURY BOND<<                                                        6.75         08/15/2026         5,169,306
 12,440,000  US TREASURY BOND<<                                                        6.13         08/15/2029        14,157,305
    250,000  US TREASURY BOND<<                                                        5.38         02/15/2031           260,723
  5,772,230  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.38         01/15/2025         5,640,554

                                                                                                                      59,464,900
                                                                                                                  --------------
US TREASURY NOTES - 1.06%
 11,288,970  US TREASURY NOTE - INFLATION PROTECTED<<&                                 1.63         01/15/2015        10,593,998
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $70,629,382)                                                                       70,058,898
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 29.83%

COLLATERAL INVESTED IN OTHER ASSETS - 29.83%
    869,452  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40         11/21/2007           869,809
     26,084  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.41         06/27/2007            26,085
      9,564  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         01/18/2008             9,571
     72,165  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.31         07/10/2007            72,162
     86,945  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.45         09/27/2007            86,997
  1,285,485  APRECO LLC++                                                              5.27         06/15/2007         1,282,863
  1,738,904  AQUIFER FUNDING LIMITED++                                                 5.29         06/07/2007         1,737,391
  3,477,809  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31         04/25/2008         3,476,835
  2,173,630  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.35         10/25/2007         2,173,826
  5,102,380  ATOMIUM FUNDING CORPORATION                                               5.30         07/26/2007         5,061,510
  1,738,904  ATOMIUM FUNDING CORPORATION++                                             5.30         08/07/2007         1,721,950
  1,646,916  ATOMIUM FUNDING CORPORATION                                               5.31         08/15/2007         1,628,932
  4,608,096  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.38         08/22/2007         4,608,096
  2,173,630  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.39         10/05/2007         2,173,630
    447,768  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.94         09/27/2007           448,681
  7,825,069  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT (MATURITY
             VALUE $7,826,234)                                                         5.36         06/01/2007         7,825,069
  3,956,007  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.44         10/03/2007         3,957,708
  4,347,261  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE  $4,347,908)                                                        5.36         06/01/2007         4,347,261
     62,079  BETA FINANCE INCORPORATED                                                 5.32         07/16/2007            61,672
  1,304,178  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32         07/17/2007         1,304,217
  2,608,356  BNP PARIBAS+/-                                                            5.33         05/07/2008         2,607,939
  6,955,617  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $6,956,653)              5.36         06/01/2007         6,955,617
  3,477,809  BUCKINGHAM II CDO LLC++                                                   5.33         06/28/2007         3,464,106
  1,521,541  CAIRN HIGH GRADE FUNDING I LLC                                            5.25         06/07/2007         1,520,218
    347,781  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/15/2007           347,071
  1,825,850  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         06/21/2007         1,820,518

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,669,348  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30%        07/11/2007    $    1,659,633
    473,851  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/17/2007           470,677
  2,173,630  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         07/19/2007         2,158,437
     33,909  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43         08/20/2007            33,916
  1,891,580  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/11/2007         1,888,818
  1,695,432  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/14/2007         1,692,210
  1,478,069  CEDAR SPRINGS CAPITAL COMPANY                                             5.28         07/10/2007         1,469,673
  2,643,743  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         08/07/2007         2,617,967
  1,304,178  CHARTA LLC++                                                              5.29         06/22/2007         1,300,187
    434,726  CHARTA LLC                                                                5.30         07/12/2007           432,131
    391,253  CHEYNE FINANCE LLC++                                                      5.24         06/07/2007           390,913
  6,955,617  CHEYNE FINANCE LLC                                                        5.25         06/18/2007         6,938,367
  1,738,904  CHEYNE FINANCE LLC                                                        5.24         07/17/2007         1,727,254
  1,738,904  CHEYNE FINANCE LLC                                                        5.25         07/18/2007         1,727,010
  2,173,630  CHEYNE FINANCE LLC+/-++                                                   5.30         02/25/2008         2,173,391
    869,452  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           869,461
 22,542,563  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $22,545,919)               5.36         06/01/2007        22,542,563
  2,173,630  COBBLER FUNDING LIMITED++                                                 5.31         07/25/2007         2,156,546
  1,227,319  COBBLER FUNDING LIMITED                                                   5.31         07/30/2007         1,216,776
    347,781  COMERICA BANK+/-                                                          5.33         07/20/2007           347,822
  3,651,699  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.29         06/12/2007         3,645,856
    434,726  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                5.32         06/26/2007           433,139
    199,105  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.72         10/29/2007           199,515
  1,101,683  DEER VALLEY FUNDING LLC++                                                 5.28         06/04/2007         1,101,198
  3,043,083  DEER VALLEY FUNDING LLC++                                                 5.30         06/15/2007         3,036,875
  2,047,734  DEER VALLEY FUNDING LLC                                                   5.31         07/11/2007         2,035,816
  1,738,904  DEER VALLEY FUNDING LLC++                                                 5.32         07/13/2007         1,728,280
    176,325  ERASMUS CAPITAL CORPORATION++                                             5.28         06/15/2007           175,965
    428,553  FAIRWAY FINANCE CORPORATION++                                             5.32         06/26/2007           426,989
  1,738,904  FCAR OWNER TRUST SERIES II                                                5.26         06/11/2007         1,736,366
    869,452  FCAR OWNER TRUST SERIES II                                                5.27         06/21/2007           866,913
     73,556  FCAR OWNER TRUST SERIES II                                                5.25         06/22/2007            73,331
    565,144  FCAR OWNER TRUST SERIES II                                                5.26         07/20/2007           561,114
 23,811,694  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $23,815,239)            5.36         06/01/2007        23,811,694
  1,738,904  FIVE FINANCE INCORPORATED                                                 5.27         06/22/2007         1,733,583
     86,945  FIVE FINANCE INCORPORATED+/-++                                            5.31         09/13/2007            86,963
  1,565,014  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.24         06/18/2007         1,561,133
    217,450  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.25         06/25/2007           216,689
  1,391,123  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40         06/18/2007         1,391,123
  1,755,859  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.41         06/22/2007         1,755,929
  2,959,615  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007         2,959,704
  1,912,795  GEORGE STREET FINANCE LLC++                                               5.29         06/15/2007         1,908,893
    893,536  GEORGE STREET FINANCE LLC                                                 5.29         06/20/2007           891,061
  2,173,630  GERMAN RESIDENTIAL FUNDING+/-++                                           5.33         08/22/2007         2,173,630
  2,173,630  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34         08/22/2007         2,173,630
  5,854,282  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.33         07/19/2007         5,813,361
    869,452  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/07/2007           860,975
  2,173,630  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/08/2007         2,152,111
  2,679,130  HUDSON-THAMES LLC                                                         5.24         07/16/2007         2,661,582
     60,862  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007            60,862
  3,043,083  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         3,043,083
  3,912,535  KESTREL FUNDING US LLC++                                                  5.28         06/28/2007         3,897,119
  3,130,028  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008         3,130,028
  1,753,859  KLIO FUNDING CORPORATION++                                                5.29         07/24/2007         1,740,337
  4,432,467  KLIO III FUNDING CORPORATION++                                            5.29         06/22/2007         4,418,904
  3,203,410  KLIO III FUNDING CORPORATION++                                            5.30         07/13/2007         3,183,837

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   512,977  KLIO III FUNDING CORPORATION++                                            5.30%        07/23/2007    $      509,094
  1,999,740  KLIO III FUNDING CORPORATION++                                            5.29         07/24/2007         1,984,322
  1,776,812  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.29         06/15/2007         1,773,188
  1,565,014  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         07/03/2007         1,557,721
    474,895  LIBERTY HARBOUR CDO II LIMITED                                            5.29         06/06/2007           474,548
  2,957,007  LIBERTY HARBOUR CDO II LIMITED++                                          5.27         06/25/2007         2,946,657
    217,363  LIBERTY LIGHT US CAPITAL+/-++                                             5.34         11/21/2007           217,452
    130,418  LIQUID FUNDING LIMITED++                                                  5.26         07/16/2007           129,564
  3,130,028  LIQUID FUNDING LIMITED                                                    5.29         07/30/2007         3,103,141
  4,347,261  LIQUID FUNDING LIMITED+/-++                                               5.29         08/15/2007         4,299,789
  6,520,891  LIQUID FUNDING LIMITED+/-++                                               5.33         06/11/2008         6,518,805
     86,945  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33         02/15/2008            86,930
     65,209  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.59         01/02/2008            65,308
     14,781  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39         08/24/2007            14,782
    260,836  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47         08/27/2007           260,950
  2,173,630  METLIFE GLOBAL FUNDING I+/-++                                             5.31         02/22/2008         2,173,478
    186,932  MORGAN STANLEY+/-                                                         5.48         11/09/2007           187,052
  1,336,783  MORGAN STANLEY SERIES EXL+/-                                              5.38         06/13/2008         1,336,903
  2,173,630  NATEXIS BANQUES POPULAIRES+/-++                                           5.35         11/09/2007         2,174,152
  3,429,989  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007         3,430,640
    217,363  NATIONWIDE BUILDING SOCIETY+/-                                            5.48         07/20/2007           217,434
    366,474  NORTH SEA FUNDING LLC                                                     5.32         06/05/2007           366,262
  4,082,513  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         11/22/2007         4,083,480
  2,173,630  SAINT GERMAIN FUNDING++                                                   5.28         06/01/2007         2,173,630
  1,565,014  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         10/26/2007         1,565,030
  1,738,904  SLM CORPORATION+/-++                                                      5.32         05/12/2008         1,738,904
    532,105  SLM CORPORATION SERIES MTN1+/-                                            5.57         07/25/2007           531,769
    153,458  SOCIETE GENERALE (NORTH AMERICA)                                          5.26         06/20/2007           153,033
    647,742  STANFIELD VICTORIA FUNDING LLC                                            5.26         06/21/2007           645,850
  3,477,809  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008         3,479,200
  1,269,400  TANGO FINANCE CORPORATION                                                 5.30         07/31/2007         1,258,318
    869,452  TASMAN FUNDING INCORPORATED++                                             5.29         06/12/2007           868,061
  8,694,522  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         12/31/2007         8,694,522
  1,671,000  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008         1,670,967
     67,643  UBS FINANCE (DELAWARE) LLC                                                5.32         07/16/2007            67,200
 26,606,256  UNICREDITO ITALIANO BANK (IRELAND)                                        5.27         07/31/2007        26,373,983
  2,173,630  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34         06/06/2008         2,173,652
    469,504  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.35         12/03/2007           469,638
    147,807  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.34         12/13/2007           147,604
    260,836  VETRA FINANCE INCORPORATED++                                              5.30         07/30/2007           258,595
     13,042  WACHOVIA CORPORATION+/-                                                   5.41         07/20/2007            13,044
    869,452  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                  5.30         07/27/2007           862,366
    762,336  WHISTLEJACKET CAPITAL LIMITED                                             5.33         06/15/2007           760,780
  2,173,630  WHISTLEJACKET CAPITAL LIMITED                                             5.28         07/12/2007         2,160,656
  1,886,624  WHITE PINE FINANCE LLC                                                    5.28         06/25/2007         1,880,021
    695,562  WHITE PINE FINANCE LLC SERIES MTN+/-++                                    5.33         06/21/2007           695,569
     43,473  WORLD SAVINGS BANK FSB+/-                                                 5.42         06/01/2007            43,473
      8,695  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007             8,696
                                                                                                                     297,657,287
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $297,657,287)                                                          297,657,287
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 4.01%
 40,023,062  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   40,023,062
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $40,023,062)                                                                       40,023,062
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,292,924,181)*                                           128.86%                                          $1,286,022,052

OTHER ASSETS AND LIABILITIES, NET                                (28.86)                                            (288,034,650)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  997,987,402
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

(I)   ILLIQUID SECURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,023,062.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,292,839,696 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                             $   7,538,893
        GROSS UNREALIZED DEPRECIATION                               (14,356,537)
                                                                  -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)                $  (6,817,644)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 1.02%

FEDERAL HOME LOAN BANK - 0.91%
$ 5,530,000  FHLB<<                                                                     4.25%       05/16/2008    $    5,475,574
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.11%
    630,000  FHLMC                                                                      4.30        05/05/2008           624,245
                                                                                                                  --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,118,761)                                                                6,099,819
                                                                                                                  --------------
AGENCY SECURITIES - 28.27%

FEDERAL AGENCY & GOVERNMENT - 0.21%
    160,202  SBA #500957+/-                                                             8.50        07/25/2014           165,081
     85,831  SBA #501224+/-                                                             6.50        06/25/2015            87,139
     15,429  SBA #502966+/-                                                             9.48        05/25/2015            16,136
    104,513  SBA #503405+/-                                                             8.63        05/25/2016           109,807
    383,552  SBA #503611+/-                                                             8.13        12/25/2021           403,950
     15,673  SBA #503653+/-                                                             8.88        01/25/2010            15,826
    229,969  SBA #503658+/-                                                             9.38        09/25/2010           234,158
    232,215  SBA SERIES 2000-10C CLASS 1                                                7.88        05/01/2010           237,504

                                                                                                                       1,269,601
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.82%
  4,939,989  FHLMC #1G0052+/-                                                           4.79        02/01/2035         4,906,299
    145,221  FHLMC #786614+/-                                                           7.25        08/01/2025           146,648
    107,516  FHLMC #845151+/-                                                           6.88        06/01/2022           108,762
     15,599  FHLMC #846367+/-                                                           7.18        04/01/2029            15,660
  3,839,857  FHLMC #E02227<<                                                            6.00        11/01/2021         3,878,318
  1,207,792  FHLMC #E90573<<                                                            6.00        07/01/2017         1,219,917
  5,873,649  FHLMC #G11693<<                                                            5.00        05/15/2020         5,803,912
  9,389,911  FHLMC #G11696<<                                                            5.50        05/15/2020         9,321,139
  1,843,365  FHLMC #G90030<<                                                            7.50        07/17/2017         1,895,964
  2,199,663  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A              7.00        02/25/2043         2,251,291
  4,080,979  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2             7.00        03/25/2043         4,159,718
  3,214,828  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2             7.00        07/25/2043         3,307,254
  3,818,734  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,952,390

                                                                                                                      40,967,272
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.23%
  3,999,832  FNMA # 936591<<+/-                                                         5.72        04/01/2037         4,015,378
    167,095  FNMA #155506+/-                                                            7.06        04/01/2022           167,776
    449,905  FNMA #190815+/-                                                            4.73        07/01/2017           443,849
    182,432  FNMA #253482                                                               8.50        10/01/2030           194,427
  2,601,598  FNMA #289517<<+/-                                                          5.65        04/01/2034         2,613,004
  5,617,871  FNMA #295541<<+/-                                                          5.66        10/01/2032         5,672,752
     43,498  FNMA #318464+/-                                                            7.00        04/01/2025            43,715
    109,376  FNMA #321051+/-                                                            7.09        08/01/2025           110,505
     58,264  FNMA #331866+/-                                                            7.05        12/01/2025            58,608
    698,457  FNMA #383629                                                               6.06        05/01/2008           697,838
    924,119  FNMA #385793<<                                                             3.64        07/01/2007           918,891
  3,286,379  FNMA #420263<<+/-                                                          5.64        10/01/2024         3,298,175
  2,886,526  FNMA #420264<<+/-                                                          5.64        07/01/2034         2,896,888
  3,168,807  FNMA #460223<<                                                             5.95        01/01/2009         3,159,424
 15,000,000  FNMA #460900<<                                                             3.92        01/01/2008        14,916,251
  3,951,312  FNMA #462209<<+/-                                                          5.89        04/01/2036         3,971,004
     27,823  FNMA #46698+/-                                                             6.55        12/01/2015            27,733
    974,583  FNMA #545643<<                                                             6.17        12/01/2008           976,395
  1,731,500  FNMA #545927<<                                                             6.50        12/01/2015         1,769,444
  2,587,338  FNMA #631367<<                                                             5.50        02/01/2017         2,567,579

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 3,544,614  FNMA #686043<<+/-                                                          4.42%       07/01/2033    $    3,585,735
  2,351,049  FNMA #693015+/-                                                            4.09        06/01/2033         2,348,295
  1,193,543  FNMA #732003+/-                                                            4.34        09/01/2033         1,189,458
  2,642,853  FNMA #734329<<+/-                                                          4.22        06/01/2033         2,655,216
  2,752,359  FNMA #735572                                                               5.00        04/01/2014         2,716,037
  4,543,423  FNMA #735977<<+/-                                                          4.70        08/01/2035         4,496,585
  4,314,244  FNMA #739757<<+/-                                                          4.00        08/01/2033         4,317,920
  3,687,205  FNMA #741447+/-                                                            3.92        10/01/2033         3,642,488
  3,341,597  FNMA #741454<<+/-                                                          4.07        10/01/2033         3,330,885
  4,455,844  FNMA #745649<<+/-                                                          4.58        11/01/2035         4,367,893
  2,848,197  FNMA #750805<<+/-                                                          4.66        11/25/2033         2,832,392
  3,257,232  FNMA #764265+/-                                                            4.19        05/01/2034         3,168,709
  1,930,129  FNMA #783249<<+/-                                                          6.18        04/01/2044         1,957,434
  6,530,207  FNMA #783251<<+/-                                                          6.18        04/01/2044         6,622,099
  8,762,168  FNMA #789463+/-                                                            4.38        06/01/2034         8,656,325
  2,181,133  FNMA #806504<<+/-                                                          6.18        10/01/2034         2,212,153
  2,097,851  FNMA #806505<<+/-                                                          6.18        10/01/2044         2,128,393
  4,201,843  FNMA #826179+/-                                                            4.69        07/01/2035         4,166,934
  3,643,799  FNMA #834933<<+/-                                                          5.05        07/01/2035         3,651,261
  2,849,659  FNMA #849014+/-                                                            5.53        01/01/2036         2,855,795
  1,250,000  FNMA #874245                                                               5.48        01/01/2011         1,245,848
    724,682  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                7.50        05/25/2042           749,518
    992,736  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,005,950
  1,933,231  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,978,883
  2,071,197  FNMA SERIES 2004-W2 CLASS 2A2                                              7.00        02/25/2044         2,130,691
    863,215  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                   7.50        08/25/2042           896,334

                                                                                                                     127,428,867
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
     44,632  GNMA #780533                                                               7.00        07/15/2008            46,008
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $171,074,051)                                                                          169,711,748
                                                                                                                  --------------
ASSET BACKED SECURITIES - 18.46%
    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
             CLASS A1+/-                                                                5.84        06/15/2031           108,128
  4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4              5.17        12/20/2010         4,285,677
  3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                         5.64        05/16/2011         3,009,855
  4,179,678  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                    3.87        06/15/2009         4,144,544
  3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                4.40        09/15/2008         2,959,721
  8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                 10.00        07/25/2008           987,184
  1,489,056  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-          5.72        03/25/2033         1,489,784
    208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
             A1+/-++                                                                    5.82        09/25/2032           209,606
     11,672  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
             A1+/-++                                                                    5.74        01/25/2033            11,673
    663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
             A1+/-++                                                                    5.69        11/25/2033           657,284
  1,483,996  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
             1A1+/-++                                                                   5.67        11/25/2036         1,483,996
    519,359  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                5.69        12/15/2028           520,862
  2,613,312  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-               5.56        02/15/2035         2,612,387
    895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   6.07        09/25/2033           896,487
    494,433  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-            5.60        09/25/2031           494,504
    233,973  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-              6.51        11/19/2032           233,718
    314,730  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                         5.53        01/25/2024           314,881
  1,162,411  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                         5.61        10/25/2034         1,164,687
  1,637,093  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                         5.48        10/25/2034         1,635,777
    370,247  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                          7.55        11/10/2023           376,288
  2,307,488  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      5.57        01/20/2033         2,309,460
  4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++           5.58        08/26/2019         3,998,000

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$ 4,475,051  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                    4.38%       07/22/2009    $    4,446,886
    623,819  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                  5.62        12/02/2013           624,256
    265,544  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                 5.55        03/15/2035           266,881
  4,209,394  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                  4.45        05/17/2010         4,183,611
  3,112,784  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                   5.61        01/25/2045         3,083,866
  4,070,280  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                  5.43        05/25/2046         4,067,736
  2,549,046  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
             CLASS A1+/-                                                                5.59        01/20/2035         2,548,482
    697,957  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                  3.93        01/15/2009           694,757
  4,070,916  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                 5.48        01/20/2036         4,066,495
    147,578  LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                            5.54        12/25/2033           147,626
  2,105,986  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3
             CLASS A2+/-                                                                5.81        10/20/2029         2,112,433
  1,131,671  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1
             CLASS A1+/-                                                                5.67        11/15/2031         1,133,124
    561,293  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
             SERIES 2003-2 CLASS A+/-                                                   5.58        04/25/2016           561,852
  4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
             A+/-++                                                                     5.39        02/25/2042         4,001,876
  5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
             A+/-++                                                                     5.37        02/25/2042         5,000,780
  3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
             AIO(C)                                                                     6.00        08/25/2011           837,990
  2,685,649  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
             CLASS A3                                                                   4.22        02/15/2010         2,665,462
  3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                             5.11        03/15/2010         3,112,661
  2,169,752  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                5.82        12/25/2033         2,183,943
  2,441,406  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
             CLASS A6+/-                                                                4.86        12/25/2032         2,371,819
  3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                            5.35        06/25/2037         3,000,000
  1,981,882  SASC SERIES 2006-GEL3 CLASS A1+/-++                                        5.44        07/25/2036         1,981,586
  2,214,811  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                              5.51        11/25/2035         2,208,929
    701,871  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                           5.65        06/20/2033           701,752
    920,690  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                 5.67        10/19/2026           920,542
  2,978,796  SSB RV TRUST SERIES 2001-1 CLASS A5                                        6.30        04/15/2016         2,975,389
  2,500,000  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.60        05/25/2047         2,500,000
    582,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                  5.41        08/12/2011           581,879
  2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS
             B+/-++                                                                     5.48        05/16/2011         2,501,563
  1,913,603  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                  5.38        04/15/2014         1,906,645
    160,769  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
             CLASS A+/-                                                                 5.75        12/25/2032           160,945
  1,249,077  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
             CLASS AII1+/-                                                              5.58        07/02/2018         1,250,289
  1,557,856  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                                 5.54        06/25/2034         1,558,698
  2,750,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                           4.79        04/20/2010         2,740,143
  3,835,805  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                   4.40        05/20/2009         3,825,950

TOTAL ASSET BACKED SECURITIES (COST $110,980,503)                                                                    110,831,349
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.94%
  3,000,000  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1                     5.53        06/25/2037         3,000,000
  3,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
             2005-1 CLASS A3                                                            4.88        11/10/2042         2,961,028
     76,253  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-             7.51        07/20/2032            77,887
  1,180,015  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-             4.57        02/25/2033         1,172,748
  2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
             CLASS A2                                                                   4.74        09/11/2042         2,132,095
  1,510,250  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-             5.53        05/25/2035         1,510,935
  2,263,463  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-            6.32        07/20/2035         2,267,048
  1,487,212  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.21        06/30/2035         1,468,354
  4,513,422  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-           5.97        08/25/2046         4,513,241
  3,727,478  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-            5.46        04/25/2047         3,727,359
  2,580,958  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                         5.68        04/25/2025         2,592,183
  2,456,619  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                         5.65        12/29/2034         2,463,466
  3,396,212  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                       5.72        11/25/2034         3,413,882
  3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                    5.24        10/15/2010         3,993,876
  2,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CP4 CLASS A4                                                          6.18        12/15/2035         2,043,595
    459,048  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2002-AR17 CLASS 2A1+/-                                                     6.80        12/19/2039           466,664

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   721,622  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2003-AR2 CLASS 2A1+/-                                                      4.85%       02/25/2033    $      728,280
    166,691  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-           5.57        05/25/2031           166,705
  2,715,498  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-           5.97        02/25/2043         2,734,877
  2,977,498  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-          6.18        02/25/2045         2,968,465
  2,907,739  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                5.57        09/20/2023         2,910,144
    499,966  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                              5.43        09/26/2033           500,011
     62,459  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                5.56        08/25/2031            62,465
    190,779  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                               5.68        02/25/2033           190,817
  2,998,784  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         2,945,422
  3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2005-C1 CLASS A2                                                           4.47        05/10/2043         2,929,265
    781,333  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-           5.60        03/25/2027           782,409
  4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-           5.47        02/25/2036         4,001,530
    580,308  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                 5.55        07/25/2029           580,419
  3,376,214  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-             5.61        02/25/2036         3,386,245
  5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
             2003-C2 CLASS A2                                                           4.02        01/05/2036         4,874,297
  7,877,530  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.72        10/25/2034         7,920,686
  4,926,517  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                   5.67        03/25/2035         4,907,206
  4,688,667  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                   5.67        09/25/2035         4,710,284
  2,280,406  GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                      5.62        03/25/2035         2,280,406
  2,462,437  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.66        01/19/2035         2,467,887
    993,429  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                              5.54        09/16/2035           994,240
    176,077  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                      5.51        10/25/2025           176,091
  2,974,491  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         2,971,959
  1,529,968  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
             CLASS 2A2+/-                                                               4.21        02/25/2033         1,519,952
    774,574  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-              5.60        03/16/2026           775,047
  2,816,078  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-              5.70        03/15/2025         2,822,652
  1,665,928  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-            5.80        03/25/2028         1,668,471
  1,646,380  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-             5.66        04/25/2028         1,650,994
  1,262,273  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-             5.55        04/25/2029         1,262,506
  3,420,252  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-          4.60        03/25/2033         3,432,364
  1,747,307  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
             SERIES 2003-1 CLASS A+/-                                                   5.59        11/25/2015         1,749,098
    882,781  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.67        11/10/2030           883,986
    449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                     7.56        11/10/2030           456,736
    481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                   5.74        02/25/2033           481,176
    553,662  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2002-HS3 CLASS 2A+/-                                                       5.67        08/25/2032           553,753
    597,049  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2003-HS1 CLASS AII+/-                                                      5.61        12/25/2032           597,127
  1,040,460  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2004-HS3 CLASS A+/-                                                        5.59        09/25/2029         1,041,560
  2,411,840  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.72        10/20/2027         2,413,633
  2,029,024  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                           5.64        12/20/2033         2,028,645
  4,879,765  SMALL BUSINESS ADMINISTRATION SERIES 1999-20B CLASS 1                      5.95        02/01/2019         4,943,812
  1,379,242  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-        3.83        03/25/2033         1,369,109
  1,817,784  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
             CLASS A+/-++                                                               5.67        11/30/2034         1,817,438
  2,568,738  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
             CLASS A+/-                                                                 5.67        09/25/2025         2,461,320
  4,621,712  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
             CLASS 1A1++                                                                6.00        11/25/2036         4,621,712
  1,181,808  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
             CLASS A1+/-++                                                              5.57        08/25/2046         1,181,702
  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.29        07/15/2042         2,482,823
  2,669,451  WASHINGTON MUTUAL MORTGAGE SERIES 2003-AR1 CLASS A6+/-                     4.47        03/25/2033         2,651,028
  3,287,182  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR1 CLASS A1A+/-                    5.64        01/25/2035         3,292,274
  1,294,438  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                   5.55        04/25/2035         1,296,356
  5,582,698  WASHINGTON MUTUAL MORTGAGE SERIES 2006-AR11 CLASS 3A1A+/-                  5.93        09/25/2046         5,586,908
  3,177,340  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.98        06/25/2046         3,179,577
  3,480,195  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR5 CLASS 5A+/-                                                       6.00        06/25/2046         3,480,195

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $156,095,317)                                                        155,696,425
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 11.67%

APPAREL & ACCESSORY STORES - 0.30%
$ 1,770,000  FEDERATED DEPARTMENT STORES                                                6.63%       09/01/2008    $    1,786,693
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 3.52%
  3,900,000  ALLFIRST FINANCIAL INCORPORATED                                            7.20        07/01/2007         3,903,916
  1,500,000  ASSOCIATED BANK GREEN BAY                                                  3.70        10/01/2007         1,491,698
  2,000,000  ASSOCIATED BANK NA+/-                                                      5.48        02/01/2008         2,002,582
  3,000,000  GREATER BAY BANCORP                                                        5.25        03/31/2008         2,991,444
  1,650,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.60        01/02/2008         1,652,505
  2,500,000  NATIONAL CITY BANK+/-                                                      5.37        02/07/2008         2,501,230
  2,000,000  ROSLYN BANCORP INCORPORATED                                                7.50        12/01/2008         2,045,564
  1,500,000  SOVEREIGN BANK+/-                                                          4.38        08/01/2013         1,479,057
  3,035,000  WACHOVIA CORPORATION                                                       6.30        04/15/2008         3,055,271

                                                                                                                      21,123,267
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT - 0.52%
  3,115,000  DOMINION RESOURCES INCORPORATED SERIES D<<+/-                              5.65        09/28/2007         3,115,857
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.26%
  2,500,000  GENERAL MILLS INCORPORATED                                                 6.38        10/15/2008         2,518,813
  2,500,000  GENERAL MILLS INCORPORATED+/-                                              5.49        01/22/2010         2,500,675
  2,500,000  PEPSIAMERICAS INCORPORATED                                                 6.38        05/01/2009         2,532,535

                                                                                                                       7,552,023
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.33%
  2,000,000  CVS CAREMARK CORPORATION+/-                                                5.66        06/01/2010         1,999,440
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.33%
  2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                                   7.00        07/01/2007         2,001,604
                                                                                                                  --------------
INSURANCE CARRIERS - 1.06%
  2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                               5.52        09/15/2009         2,849,611
  3,500,000  UNITRIN INCORPORATED                                                       5.75        07/01/2007         3,500,648

                                                                                                                       6,350,259
                                                                                                                  --------------
METAL MINING - 0.33%
  2,000,000  ALCAN INCORPORATED                                                         6.25        11/01/2008         2,012,970
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
    554,377  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                   5.62        07/15/2009           554,932
  2,800,000  FORTUNE BRANDS INCORPORATED                                                6.25        04/01/2008         2,802,352

                                                                                                                       3,357,284
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.81%
  3,575,000  AMERICAN EXPRESS CENTURION+/-                                              5.41        07/19/2007         3,575,404
  3,000,000  JOHN DEERE CAPITAL CORPORATION                                             4.50        08/22/2007         2,994,864
  2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                        5.52        04/03/2009         2,005,278
  2,325,000  KEYCORP+/-                                                                 5.56        07/23/2007         2,325,581

                                                                                                                      10,901,127
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.38%
  2,285,000  AVERY DENNISON CORPORATION+/-                                              5.59        08/10/2007         2,285,743
                                                                                                                  --------------
REAL ESTATE - 0.66%
  1,950,000  DUKE-WEEKS REALTY                                                          7.75        11/15/2009         2,041,866
  1,900,000  JDN REALTY CORPORATION<<                                                   6.95        08/01/2007         1,900,509

                                                                                                                       3,942,375
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.36%
$ 2,000,000  WESTERN FINANCIAL BANK                                                     9.63%       05/15/2012    $    2,149,182
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 0.25%
  1,500,000  FORD MOTOR CREDIT COMPANY LLC+/-                                           6.18        09/28/2007         1,500,084
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $70,320,950)                                                                      70,077,908
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 0.40%
  2,400,000  SABMILLER PLC+/-++                                                         5.65        07/01/2009         2,404,118
                                                                                                                  --------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,400,000)                                                                       2,404,118
                                                                                                                  --------------
LOAN PARTICIPATION - 0.65%
    755,337  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                               6.24        10/15/2020           759,585
  1,784,759  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                      3.61        06/25/2016         1,781,412
  1,376,551  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES D#66      5.37        09/08/2019         1,360,204

TOTAL LOAN PARTICIPATION (COST $3,916,627)                                                                             3,901,201
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 6.35%
  4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE
             SERIES VIII-A2+/-SS.                                                       5.46        12/01/2032         4,700,000
    875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)          5.20        12/01/2007           875,035
    255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                   3.80        01/01/2008           252,621
    505,000  HUNTERDON COUNTY NJ (GO)                                                   5.13        11/01/2007           504,859
    170,000  INDIANA BOARD BANK REVENUE (FGIC INSURED)                                  3.53        07/15/2007           169,667
  2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D (GO)                          5.05        07/01/2008         1,994,980
    915,000  NEW YORK NY SERIES J (PROPERTY TAX REVENUE)                                2.60        06/01/2007           915,000
    825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                                4.00        12/01/2007           820,009
  1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E (COLLEGE
             &  UNIVERSITY REVENUE)                                                     4.92        03/15/2010         1,897,248
  1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY TAX
             REVENUE)                                                                   2.75        03/15/2008           980,850
  3,870,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)    5.57        09/01/2016         3,860,596
  4,880,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                      5.84        09/01/2016         4,901,472
  3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST SERIES
             A (PROPERTY TAX REVENUE, FGIC INSURED)^                                    5.31        06/30/2010         2,552,700
  3,920,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                             6.04        10/01/2030         3,930,466
  2,575,000  ROBINSDALE MN (PROPERTY TAX REVENUE)                                       3.35        08/01/2007         2,567,172
  3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
             TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)              5.50        07/01/2026         3,701,813
  2,500,000  STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC, MBIA INSURED)                 3.99        11/01/2007         2,488,000
  1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA INSURED)     5.29        09/01/2008         1,023,196

TOTAL MUNICIPAL BONDS & NOTES (COST $38,208,273)                                                                      38,135,684
                                                                                                                  --------------
US TREASURY SECURITIES - 4.60%

US TREASURY NOTES - 4.60%
  7,005,000  US TREASURY NOTE<<                                                         3.00        02/15/2008         6,908,135
  6,925,000  US TREASURY NOTE<<                                                         3.75        05/15/2008         6,841,685
 10,000,000  US TREASURY NOTE<<                                                         4.63        09/30/2008         9,951,560
  4,000,000  US TREASURY NOTE<<                                                         3.38        12/15/2008         3,905,621

                                                                                                                      27,607,001
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $27,912,675)                                                                       27,607,001
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - 23.25%

COLLATERAL INVESTED IN OTHER ASSETS - 23.25%
$   447,218  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40%       11/21/2007    $      447,402
     13,417  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            13,417
      4,919  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008             4,923
     37,119  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007            37,118
     44,722  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007            44,748
    661,212  APRECO LLC++                                                               5.27        06/15/2007           659,863
    894,436  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007           893,658
  1,788,873  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008         1,788,372
  1,118,045  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         1,118,146
  2,624,500  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007         2,603,477
    894,436  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007           885,716
    847,121  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007           837,870
  2,370,256  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007         2,370,256
    230,317  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007           230,787
  1,118,045  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         1,118,045
  4,024,963  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $4,025,562)                                                5.36        06/01/2007         4,024,963
  2,034,843  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007         2,035,718
  2,236,091  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $2,236,424)                                                5.36        06/01/2007         2,236,091
     31,931  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007            31,722
    670,827  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007           670,847
  1,341,654  BNP PARIBAS+/-                                                             5.33        05/07/2008         1,341,440
  3,577,745  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $3,578,278)               5.36        06/01/2007         3,577,745
  1,788,873  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007         1,781,824
    782,632  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007           781,951
    178,887  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007           178,522
    939,158  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007           936,416
    858,659  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007           853,661
    243,734  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007           242,101
  1,118,045  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         1,110,230
     17,442  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            17,446
    972,968  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007           971,547
    872,075  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007           870,418
    760,271  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007           755,953
  1,359,856  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007         1,346,598
    670,827  CHARTA LLC++                                                               5.29        06/22/2007           668,774
    223,609  CHARTA LLC                                                                 5.30        07/12/2007           222,274
    201,248  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007           201,073
  3,577,745  CHEYNE FINANCE LLC                                                         5.25        06/18/2007         3,568,872
    894,436  CHEYNE FINANCE LLC                                                         5.24        07/17/2007           888,444
    894,436  CHEYNE FINANCE LLC                                                         5.25        07/18/2007           888,318
  1,118,045  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008         1,117,922
    447,218  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           447,223
 11,595,168  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,596,894)                5.36        06/01/2007        11,595,168
  1,118,045  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         1,109,258
    631,293  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007           625,870
    178,887  COMERICA BANK+/-                                                           5.33        07/20/2007           178,909
  1,878,316  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007         1,875,311
    223,609  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007           222,793
    102,413  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007           102,624
    566,670  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007           566,421
  1,565,264  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         1,562,070
  1,053,288  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         1,047,158
    894,436  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007           888,971

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--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    90,696  ERASMUS CAPITAL CORPORATION++                                              5.28%       06/15/2007    $       90,511
    220,434  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007           219,629
    894,436  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007           893,130
    447,218  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007           445,912
     37,835  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007            37,719
    290,692  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007           288,619
 12,247,968  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $12,249,792)             5.36        06/01/2007        12,247,968
    894,436  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007           891,699
     44,722  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007            44,731
    804,993  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007           802,996
    111,849  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           111,458
    715,549  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           715,549
    903,157  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007           903,193
  1,522,331  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         1,522,376
    983,880  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007           981,873
    459,606  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007           458,333
  1,118,045  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         1,118,045
  1,118,045  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         1,118,045
  3,011,254  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007         2,990,205
    447,218  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007           442,858
  1,118,045  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         1,106,977
  1,378,058  HUDSON-THAMES LLC                                                          5.24        07/16/2007         1,369,032
     31,305  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            31,306
  1,565,264  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         1,565,264
  2,012,482  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007         2,004,552
  1,609,985  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         1,609,985
    902,128  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007           895,173
  2,279,918  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007         2,272,942
  1,647,731  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         1,637,663
    263,859  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007           261,861
  1,028,602  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         1,020,671
    913,935  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007           912,071
    804,993  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007           801,241
    244,271  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007           244,092
  1,520,989  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007         1,515,665
    111,805  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           111,850
     67,083  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007            66,643
  1,609,985  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007         1,596,156
  2,236,091  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007         2,211,673
  3,354,136  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         3,353,063
     44,722  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008            44,714
     33,541  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008            33,592
      7,603  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             7,603
    134,165  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007           134,224
  1,118,045  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         1,117,967
     96,152  MORGAN STANLEY+/-                                                          5.48        11/09/2007            96,213
    687,598  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008           687,660
  1,118,045  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         1,118,314
  1,764,276  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,764,611
    111,805  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           111,841
    188,502  NORTH SEA FUNDING LLC                                                      5.32        06/05/2007           188,393
  2,099,913  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007         2,100,411
  1,118,045  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         1,118,045
    804,993  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007           805,001
    894,436  SLM CORPORATION+/-++                                                       5.32        05/12/2008           894,436
    273,698  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007           273,525

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    78,934  SOCIETE GENERALE (NORTH AMERICA)                                           5.26%       06/20/2007    $       78,715
    333,178  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007           332,205
  1,788,873  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,789,588
    652,939  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007           647,238
    447,218  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007           446,503
  4,472,182  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007         4,472,181
    859,509  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           859,491
     34,794  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007            34,566
  1,118,045  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008         1,118,057
    241,498  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007           241,566
     76,027  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007            75,923
    134,165  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           133,013
      6,708  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007             6,709
    447,218  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007           443,573
    392,121  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007           391,321
  1,118,045  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         1,111,375
    970,419  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007           967,022
    357,775  WHITE PINE FINANCE LLC SERIES MTN+/-++                                     5.33        06/21/2007           357,778
     22,361  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007            22,361
      4,472  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007             4,473

                                                                                                                     139,539,381
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $139,539,381)                                                          139,539,381
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 2.77%
 13,604,107  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             13,604,107
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,604,107)                                                                       13,604,107
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $740,170,645)*                                             122.88%                                          $  737,608,741

OTHER ASSETS AND LIABILITIES, NET                                (22.88)                                            (137,330,614)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  600,278,127
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,604,107.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $740,170,674 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                              $ 1,100,654
         GROSS UNREALIZED DEPRECIATION                               (3,662,587)
                                                                    -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                 $(2,561,933)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES - 33.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.35%
$ 5,166,576  FHLMC #1B3391<<+/-                                                        5.79%        05/01/2037    $    5,181,682
  7,972,442  FHLMC #1H2628<<+/-                                                        6.15         07/01/2036         8,021,090
  4,159,507  FHLMC #1J1465<<+/-                                                        5.90         01/01/2037         4,171,815
  6,146,118  FHLMC #1J1578<<+/-                                                        6.01         04/01/2037         6,190,332
 10,399,000  FHLMC #1J1647+/-                                                          5.92         04/01/2037        10,432,485
  1,924,068  FHLMC #B13150                                                             4.00         03/01/2019         1,805,375
  2,210,599  FHLMC #E01279<<                                                           5.50         01/01/2018         2,200,729
  5,651,237  FHLMC #E01497<<                                                           5.50         11/01/2018         5,622,345
  2,442,536  FHLMC #G11594<<                                                           5.50         08/01/2019         2,429,850
  6,882,899  FHLMC #G11658<<                                                           5.50         01/01/2020         6,841,942
  5,054,889  FHLMC #G12456<<                                                           4.00         10/01/2021         4,719,357
    931,260  FHLMC #G12457<<                                                           4.00         02/01/2020           871,419
  3,704,225  FHLMC #G12474<<                                                           5.50         01/01/2017         3,690,047
 16,397,027  FHLMC #G12545<<                                                           4.00         10/01/2021        15,308,630
  2,574,012  FHLMC #G12569<<                                                           4.00         05/01/2020         2,408,611
  2,575,953  FHLMC #G12570<<                                                           4.00         02/01/2021         2,404,967
  1,508,189  FHLMC #J02372<<                                                           5.50         05/01/2020         1,500,356
  1,535,500  FHLMC #J02373<<                                                           5.50         05/01/2020         1,527,525
  1,642,802  FHLMC #J04514                                                             5.50         03/01/2017         1,635,436
     18,645  FHLMC SERIES 2631 CLASS MT<<                                              3.50         01/15/2022            18,498
  4,006,721  FHLMC SERIES 2645 CLASS MK<<                                              3.50         07/15/2022         3,963,874
    243,070  FHLMC SERIES 2727 CLASS PW<<                                              3.57         06/15/2029           236,364
  4,460,001  FHLMC SERIES 2890 CLASS AP<<                                              3.75         12/15/2011         4,353,185
  4,987,103  FHLMC SERIES 3035 CLASS DM<<                                              5.50         11/15/2025         4,983,557

                                                                                                                     100,519,471
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.51%
  6,881,839  FNMA #190337<<                                                            5.00         07/01/2033         6,568,480
 33,563,858  FNMA #254828<<                                                            5.00         08/01/2033        32,035,552
  8,045,233  FNMA #254949                                                              5.00         11/01/2033         7,678,899
  1,666,108  FNMA #256559                                                              5.50         01/01/2017         1,658,582
  1,509,804  FNMA #256646                                                              5.50         03/01/2017         1,502,985
  5,200,701  FNMA #256682<<                                                            5.50         04/01/2017         5,177,211
  5,796,295  FNMA #256719<<                                                            5.50         05/01/2017         5,770,114
 18,541,672  FNMA #555592<<                                                            5.50         07/01/2033        18,154,887
  3,636,241  FNMA #678915<<                                                            5.50         01/01/2033         3,560,623
  8,741,401  FNMA #688017<<                                                            5.50         03/01/2033         8,559,053
  1,518,729  FNMA #699613                                                              5.50         06/01/2033         1,487,048
 16,192,462  FNMA #725222<<                                                            5.50         02/01/2034        15,854,683
  8,438,334  FNMA #725425<<                                                            5.50         04/01/2034         8,262,538
  1,442,975  FNMA #725564                                                              4.49         04/01/2009         1,420,711
  6,751,598  FNMA #725611<<                                                            5.50         06/01/2034         6,610,758
 11,146,338  FNMA #725614<<                                                            5.50         06/01/2034        10,913,822
     94,824  FNMA #728720<<                                                            5.00         07/01/2033            90,506
  7,025,696  FNMA #728877<<                                                            5.00         08/01/2033         6,705,786
 33,059,120  FNMA #735036<<                                                            5.50         12/01/2034        32,350,849
 34,783,498  FNMA #735141<<                                                            5.50         01/01/2035        34,038,283
 18,440,048  FNMA #735224<<                                                            5.50         02/01/2035        18,055,384
  6,071,348  FNMA #735301<<                                                            4.00         03/01/2020         5,680,156
 13,838,504  FNMA #745018<<                                                            4.00         09/01/2020        12,946,856
 14,082,811  FNMA #745314                                                              4.00         05/01/2034        12,657,616
  6,477,620  FNMA #745454<<                                                            4.00         12/01/2020         6,060,251
  1,167,167  FNMA #745666+/-                                                           6.43         07/01/2036         1,187,908
  4,510,839  FNMA #745743<<                                                            4.00         05/01/2021         4,209,845
  2,981,371  FNMA #822051<<+/-                                                         5.03         07/01/2035         2,955,111

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,559,597  FNMA #835243<<+/-                                                         4.87%        09/01/2035    $    1,529,532
  2,690,308  FNMA #868444+/-                                                           5.74         04/01/2036         2,677,663
 46,887,519  FNMA #888019<<                                                            5.50         10/01/2021        46,550,778
  4,272,159  FNMA #888061<<+/-                                                         5.08         10/01/2036         4,238,756
  8,859,816  FNMA #888202<<                                                            5.50         02/01/2017         8,819,799
  1,504,486  FNMA #888254+/-                                                           5.19         11/01/2036         1,487,974
 35,292,191  FNMA #888407<<                                                            5.00         09/01/2036        33,644,301
    812,377  FNMA #891057+/-                                                           5.50         06/01/2036           815,473
  7,845,920  FNMA #894446+/-                                                           5.91         09/01/2036         7,906,627
  9,176,552  FNMA #902329+/-                                                           5.92         11/01/2036         9,221,001
  3,145,392  FNMA #917831+/-                                                           5.61         05/01/2037         3,147,348
  2,965,455  FNMA #917887+/-                                                           5.94         05/01/2037         2,971,016
 20,037,000  FNMA #928260                                                              4.00         03/01/2036        17,807,884
  1,210,534  FNMA SERIES 2003-113 CLASS PN                                             3.50         02/25/2013         1,192,050
    265,329  FNMA SERIES 2003-92 CLASS NM                                              3.50         04/25/2013           261,559
  2,607,439  FNMA SERIES 2005-45 CLASS BA                                              4.50         11/25/2014         2,588,627
  5,100,027  FNMA SERIES 2005-69 CLASS JM                                              4.50         08/25/2025         4,642,826
 31,440,000  FNMA TBA%%                                                                5.50         06/01/2032        30,693,300
 27,317,000  FNMA TBA%%                                                                5.50         07/01/2033        26,659,698

                                                                                                                     479,010,709
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.31%
  7,682,240  GNMA #3624<<                                                              5.50         10/20/2034         7,545,699
 10,884,241  GNMA #781795<<                                                            6.00         07/15/2034        10,968,332
  1,396,486  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028         1,360,320
  3,897,784  GNMA SERIES 2006-33 CLASS NA                                              5.00         01/20/2036         3,666,141
 19,682,000  GNMA TBA%%                                                                6.00         06/01/2034        19,774,259

                                                                                                                      43,314,751
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $627,306,984)                                                                          622,844,931
                                                                                                                  --------------
ASSET BACKED SECURITIES - 5.70%
  2,682,605  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES
             2003-DM CLASS A4                                                          2.84         08/06/2010         2,671,305
  3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST
             SERIES 2007-1 CLASS A3                                                    5.12         10/08/2009         3,907,375
    497,488  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                   6.48         12/26/2009           499,283
  2,073,873  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                    6.42         12/26/2009         2,079,023
     36,064  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2               3.35         02/15/2008            36,030
  2,931,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009         2,921,403
  2,188,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A              5.00         04/15/2011         2,177,115
  9,634,000  CAPITAL ONE MASTER TRUST SERIES 1998-1 CLASS A                            6.31         06/15/2011         9,710,545
  1,506,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
             2006-A10 CLASS A10                                                        5.15         06/16/2014         1,498,620
  4,680,000  CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                            5.15         02/15/2011         4,665,870
  2,715,000  CARMAX AUTO OWNER TRUST SERIES 2007-2 CLASS A3                            5.23         12/15/2011         2,714,480
  3,580,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                              3.22         06/15/2010         3,552,705
  4,195,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4               3.20         08/24/2009         4,173,962
  2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2006-1 CLASS A2                                       5.68         07/25/2036         2,329,138
  2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2006-2 CLASS A2+/-                                    5.56         09/25/2036         2,271,671
  3,278,605  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES
             2007-AHL1 CLASS A2A+/-                                                    5.36         12/25/2036         3,278,045
  3,514,000  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                            5.43         09/15/2011         3,517,276
  1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES
             2001-1 CLASS A5                                                           6.21         12/30/2011         1,434,289
  4,896,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021         4,872,901
  1,457,336  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3
             CLASS 2A1+/-                                                              5.42         05/25/2047         1,457,455
  2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                         4.94         02/08/2012         2,297,393
  1,013,000  DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-                    5.46         04/16/2010         1,013,606
  3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                  5.26         04/25/2037         3,552,613
  1,893,691  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                       3.48         11/15/2008         1,886,439
  1,033,954  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17         01/15/2009         1,030,523

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
 $2,287,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34%        01/15/2010    $    2,282,906
  1,829,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                   5.29         01/18/2011         1,828,050
    759,886  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                 3.30         06/16/2008           758,317
    819,586  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-         5.14         11/25/2035           814,823
  2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                2.65         11/15/2010         2,643,149
    562,528  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                5.39         12/25/2035           562,606
  1,599,486  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                 5.36         01/25/2037         1,599,247
  1,553,800  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                5.37         12/25/2036         1,553,683
  1,416,107  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-          5.43         02/25/2047         1,416,611
  5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-           5.37         08/15/2012         5,174,206
  1,334,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.16         02/15/2010         1,330,477
  1,110,025  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES
             2006-1 CLASS AF1+/-                                                       5.42         12/25/2036         1,105,516
  1,387,021  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
             SERIES 2003-RS7 CLASS AI6                                                 5.34         08/25/2033         1,355,174
    632,321  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                 3.20         12/13/2010           622,319
  1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012         1,114,300
  1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011         1,408,290
    315,621  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                              3.16         02/17/2009           314,591
  2,286,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                              3.53         06/15/2011         2,251,570
    316,165  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                              3.90         07/15/2009           314,486
  1,971,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                              5.36         06/15/2012         1,973,434
  4,223,610  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                          3.66         07/20/2010         4,204,961
    457,467  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                          4.82         02/20/2009           457,168
    904,980  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                          3.25         05/20/2011           900,184
    381,364  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                          3.15         05/20/2011           378,374
    706,012  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                          2.81         08/22/2011           698,115
    363,501  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010           361,774

TOTAL ASSET BACKED SECURITIES (COST $107,053,820)                                                                    106,973,396
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 33.79%
  3,653,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                           5.42         04/15/2037         3,612,927
    573,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2004-2 CLASS A5                                                    4.58         11/10/2038           541,904
    585,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-4 CLASS A5A                                                   4.93         07/10/2045           558,230
    624,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-5 CLASS A4+/-                                                 5.12         10/10/2045           602,856
  5,092,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-6 CLASS A4+/-                                                 5.18         09/10/2047         4,971,599
  1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2002-PB2 CLASS B                                                   6.31         06/11/2035         1,208,604
  1,366,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2003-1 CLASS A2                                                    4.65         09/11/2036         1,307,940
  3,509,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2004-1 CLASS A4                                                    4.76         11/10/2039         3,354,760
  3,688,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2004-ESA CLASS C++                                    4.94         05/14/2016         3,657,369
  2,506,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2005-T18 CLASS A4+/-                                  4.93         02/13/2042         2,399,228
    649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
             2004-PWR6 CLASS A6                                                        4.83         11/11/2041           621,243
  2,664,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
             2007-PW15 CLASS A3                                                        5.31         02/11/2044         2,618,272
  1,539,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-             5.53         04/15/2040         1,524,051
  4,907,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             1999-1 CLASS E+/-                                                         7.09         05/15/2032         4,991,630
    680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2000-C1 CLASS C                                                           7.71         08/15/2033           720,796
  2,462,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2004-LB3A CLASS B+/-                                                      5.44         07/10/2037         2,419,591
  4,807,615  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6
             CLASS 2A1+/-                                                              5.39         07/25/2036         4,808,451
  5,238,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKS4 CLASS A2                                                 5.18         11/15/2036         5,148,558
  2,602,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2003-C4 CLASS A4+/-                                                5.14         08/15/2036         2,545,695
  3,542,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2004-C5 CLASS A4                                                   4.83         11/15/2037         3,381,900
  1,182,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C1 CLASS AAB                                                  4.82         02/15/2038         1,146,968
  1,225,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C2 CLASS A4                                                   4.83         04/15/2037         1,164,388
  3,005,980  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2
             CLASS A1B                                                                 7.30         06/10/2032         3,092,157
 16,147,436  FHLB SERIES I7-2014 CLASS 1                                               5.34         03/20/2014        16,028,946
  1,673,448  FHLMC SERIES 1663 CLASS ZB                                                6.75         01/15/2024         1,714,547
  2,527,297  FHLMC SERIES 2583 CLASS TD                                                4.50         12/15/2013         2,450,958

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 5,901,885  FHLMC SERIES 2614 CLASS TD<<                                              3.50%        05/15/2016    $    5,662,355
  2,565,000  FHLMC SERIES 2623 CLASS AJ                                                4.50         07/15/2016         2,477,656
 11,267,104  FHLMC SERIES 2632 CLASS NE<<                                              4.00         06/15/2013        10,838,440
 12,101,115  FHLMC SERIES 2647 CLASS PJ                                                3.25         06/15/2026        11,719,293
  4,329,557  FHLMC SERIES 2780 CLASS TB                                                3.00         12/15/2024         4,222,910
    959,214  FHLMC SERIES 2814 CLASS BD<<                                              4.00         04/15/2018           926,193
  1,518,414  FHLMC SERIES 2899 CLASS QY                                                4.00         10/15/2025         1,487,563
  4,534,000  FHLMC SERIES 2950 CLASS OP                                                5.50         10/15/2033         4,474,550
  2,919,000  FHLMC SERIES 2964 CLASS ND                                                5.50         04/15/2033         2,853,050
  2,009,633  FHLMC SERIES 2975 CLASS EA<<                                              5.00         05/15/2018         1,988,015
    391,781  FHLMC SERIES 3000 CLASS PA                                                3.90         01/15/2023           379,386
  4,105,000  FHLMC SERIES 3017 CLASS TA                                                4.50         08/15/2035         3,920,355
  3,647,908  FHLMC SERIES 3020 CLASS MA                                                5.50         04/15/2027         3,644,793
  6,468,571  FHLMC SERIES 3086 CLASS PA<<                                              5.50         05/15/2026         6,464,852
  6,739,274  FHLMC SERIES 3135 CLASS JA                                                6.00         09/15/2027         6,782,127
  6,956,413  FHLMC SERIES 3151 CLASS LA                                                6.00         11/15/2027         6,995,999
  5,803,504  FHLMC SERIES 3151 CLASS PA<<                                              6.00         03/15/2026         5,837,390
 13,891,499  FHLMC SERIES 3164 CLASS NA<<                                              6.00         02/15/2027        13,982,352
  2,178,000  FHLMC SERIES 3164 CLASS NC                                                6.00         12/15/2032         2,191,447
 17,508,726  FHLMC SERIES 3167 CLASS QA<<                                              6.00         10/15/2026        17,628,170
  6,627,189  FHLMC SERIES 3171 CLASS NE                                                6.00         05/15/2027         6,669,540
  7,835,768  FHLMC SERIES 3172 CLASS PA<<                                              6.00         04/15/2027         7,884,933
  5,038,316  FHLMC SERIES 3173 CLASS PH                                                6.00         09/15/2027         5,072,729
  6,469,276  FHLMC SERIES 3176 CLASS HA<<                                              6.00         02/15/2028         6,516,420
  2,104,623  FHLMC SERIES 3177 CLASS PA                                                6.00         12/15/2026         2,118,285
  3,588,222  FHLMC SERIES 3178 CLASS MA                                                6.00         10/15/2026         3,611,562
  8,106,000  FHLMC SERIES 3179 CLASS PD<<                                              5.75         12/15/2018         8,118,683
  6,737,499  FHLMC SERIES 3184 CLASS LA                                                6.00         03/15/2028         6,781,834
  4,288,147  FHLMC SERIES 3192 CLASS GA                                                6.00         03/15/2027         4,315,646
  4,701,000  FHLMC SERIES 3205 CLASS PC                                                6.00         09/15/2032         4,731,804
  6,038,447  FHLMC SERIES 3215 CLASS QA<<                                              6.00         06/15/2027         6,078,531
  4,104,268  FHLMC SERIES 3216 CLASS NA                                                6.00         05/15/2028         4,134,917
 11,037,118  FHLMC SERIES 3217 CLASS PY<<                                              6.00         07/15/2029        11,114,816
  2,325,824  FHLMC SERIES 3228 CLASS PC                                                5.50         07/15/2030         2,311,229
  8,789,933  FHLMC SERIES 3228 CLASS PH                                                5.50         04/15/2027         8,776,158
  2,003,000  FHLMC SERIES 3268 CLASS HC                                                5.00         12/15/2032         1,915,617
 13,450,000  FHLMC SERIES 3279 CLASS PA<<                                              5.50         02/15/2023        13,438,522
  4,608,000  FHLMC SERIES 3279 CLASS PH                                                6.00         02/15/2027         4,653,708
  6,863,194  FHLMC SERIES 3288 CLASS PA                                                5.50         05/15/2029         6,851,710
  5,156,000  FHLMC SERIES 3291 CLASS BY                                                4.50         03/15/2022         4,688,162
  2,201,000  FHLMC SERIES 3298 CLASS VB                                                5.00         11/15/2025         2,045,125
  2,615,000  FHLMC SERIES 3300 CLASS PB                                                5.50         02/15/2031         2,596,312
  4,830,000  FHLMC SERIES 3303 CLASS PB<<                                              5.50         08/15/2030         4,796,429
  1,921,000  FHLMC SERIES 3305 CLASS PD                                                5.50         11/15/2035         1,871,879
  2,235,000  FHLMC SERIES 3312 CLASS AP                                                5.50         11/15/2025         2,232,234
 14,101,000  FHLMC SERIES 3316 CLASS EA                                                5.50         10/15/2029        14,077,932
  7,207,000  FHLMC SERIES 3316 CLASS HA                                                5.00         07/15/2035         6,988,546
  1,251,000  FHLMC SERIES 3316 CLASS PB                                                5.50         03/15/2031         1,241,338
  2,369,997  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
             SERIES 1999-C4 CLASS A2                                                   7.39         12/15/2031         2,450,512
  1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
             SERIES 2001-C4 CLASS B                                                    6.42         12/12/2033         1,625,896
  4,802,293  FNMA BENCHMARK REMIC SERIES 2007-B1 CLASS VA                              5.50         04/25/2017         4,785,747
    338,232  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                4.77         04/25/2012           333,618
  1,821,039  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                 3.81         11/25/2012         1,745,824
  1,721,613  FNMA SERIES 2003-15 CLASS CH<<                                            4.00         02/25/2017         1,667,728
  2,245,000  FNMA SERIES 2003-16 CLASS PN                                              4.50         10/25/2015         2,204,172
  6,074,217  FNMA SERIES 2003-30 CLASS ET                                              3.50         08/25/2016         5,856,700
  3,824,323  FNMA SERIES 2003-33 CLASS CH<<                                            4.00         07/25/2017         3,686,481

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 7,984,285  FNMA SERIES 2003-34 CLASS QJ<<                                            4.50%        01/25/2016    $    7,838,437
  9,797,500  FNMA SERIES 2003-86 CLASS OX<<                                            4.50         09/25/2026         9,584,857
  3,931,000  FNMA SERIES 2003-92 CLASS PC                                              4.50         05/25/2015         3,846,968
  3,753,964  FNMA SERIES 2004-19 CLASS AY                                              4.00         04/25/2019         3,346,725
  3,257,110  FNMA SERIES 2004-34 CLASS PI                                              3.50         05/25/2014         3,196,754
  5,161,109  FNMA SERIES 2005-29 CLASS AD<<                                            4.50         08/25/2034         5,043,456
  2,827,217  FNMA SERIES 2005-38 CLASS CD                                              5.00         06/25/2019         2,784,675
  9,502,709  FNMA SERIES 2006-112 CLASS QA<<                                           5.50         03/25/2033         9,471,959
  3,780,442  FNMA SERIES 2006-18 CLASS PA                                              5.50         01/25/2026         3,770,316
  6,775,445  FNMA SERIES 2006-29 CLASS PA                                              5.50         08/25/2026         6,760,695
  3,861,902  FNMA SERIES 2006-31 CLASS PA                                              5.50         11/25/2026         3,853,259
  8,058,894  FNMA SERIES 2006-34 CLASS PA<<                                            6.00         05/25/2027         8,089,104
  2,521,160  FNMA SERIES 2006-41 CLASS MA                                              5.50         04/25/2024         2,515,981
  1,165,000  FNMA SERIES 2006-53 CLASS PA                                              5.50         12/25/2026         1,162,023
  2,196,281  FNMA SERIES 2006-55 CLASS PA<<                                            6.00         05/25/2026         2,205,266
  2,203,933  FNMA SERIES 2006-64 CLASS PA                                              5.50         02/25/2030         2,197,756
  7,471,961  FNMA SERIES 2006-80 CLASS PB<<                                            6.00         10/25/2027         7,512,645
  8,432,459  FNMA SERIES 2007-30 CLASS MA<<                                            4.25         02/25/2037         8,097,567
  5,035,000  FNMA SERIES 2007-5 CLASS PB                                               6.00         07/25/2033         5,062,074
  1,289,499  FNMA SERIES G93-20 CLASS ZQ                                               7.00         05/25/2023         1,332,660
  1,820,105  FNMA SERIES G93-39 CLASS ZQ<<                                             6.50         12/25/2023         1,867,424
  2,357,121  FNMA SERIES G93-41 CLASS Z                                                7.00         12/25/2023         2,440,058
  1,612,123  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
             2001-2 CLASS A3                                                           6.03         08/11/2033         1,624,747
  3,697,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
             2004-C3 CLASS A4+/-                                                       5.19         07/10/2039         3,612,864
    125,298  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 1997-C1 CLASS A3                                                   6.87         07/15/2029           125,004
    956,169  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-C1 CLASS A1                                                   3.12         03/10/2038           936,119
    377,196  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-C2 CLASS A1                                                   3.90         08/10/2038           370,225
  4,684,181  GNMA SERIES 2004-88 CLASS MA<<                                            3.65         01/20/2028         4,583,242
  9,574,736  GNMA SERIES 2006-17 CLASS KY                                              5.00         04/20/2036         9,398,847
  1,850,000  GNMA SERIES 2006-37 CLASS JG                                              5.00         07/20/2036         1,736,963
  2,691,145  GNMA SERIES 2006-8 CLASS A                                                3.94         08/16/2025         2,622,585
 13,779,000  GNMA SERIES 2007-7 CLASS PG<<                                             5.00         02/16/2037        12,875,985
  1,051,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             1998-C1 CLASS B                                                           6.97         10/18/2030         1,065,701
  6,704,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             1998-GLII CLASS A2                                                        6.56         04/13/2031         6,734,949
  1,062,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             2004-GG2 CLASS A6+/-                                                      5.40         08/10/2038         1,050,194
    594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES
             1999-PH1 CLASS C+/-                                                       6.87         05/15/2031           606,871
  2,405,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-LDP3 CLASS ASB+/-                                 4.89         08/15/2042         2,330,927
  5,764,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2002-C2 CLASS A2                                       5.05         12/12/2034         5,633,440
  1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2002-CIB5 CLASS A2                                     5.16         10/12/2037         1,131,849
  2,177,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2003-CB7 CLASS A4+/-                                   4.88         01/12/2038         2,098,432
  1,727,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-CB11 CLASS ASB+/-                                 5.20         08/12/2037         1,698,866
  1,160,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-CB13 CLASS AM+/-                                  5.34         01/12/2043         1,139,324
    397,000  LEHMAN BROTHERS COMMERCIAL CONDUIT MORTGAGE TRUST
             SERIES 1999-C2 CLASS B                                                    7.43         10/15/2032           413,190
  4,857,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2002-C2 CLASS A4                                                   5.59         06/15/2031         4,871,771
  2,086,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2003-C5 CLASS A2                                                   3.48         07/15/2027         2,040,918
  1,697,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2003-C8 CLASS A4+/-                                                5.12         11/15/2032         1,658,145
  1,389,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2005-C7 CLASS AM+/-                                                5.26         11/15/2040         1,352,938
  3,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2007-C2 CLASS A2                                                   5.30         02/15/2040         3,466,142
  6,905,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST
             SERIES 2006-4 CLASS ASB+/-                                                5.13         12/12/2049         6,720,144
  6,311,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                 4.86         10/12/2041         6,041,904

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   929,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                   5.28%       02/12/2042     $     908,333
  1,556,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                  5.11        07/12/2038         1,496,120
  4,797,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-                   5.29        01/12/2044         4,684,011
  4,079,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                          5.01        04/15/2038         3,972,847
    373,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                           4.90        01/13/2041           357,955
  1,160,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                        4.76        09/13/2045         1,106,880
  3,736,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                         5.04        01/14/2042         3,651,749
  5,873,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                      5.35        11/14/2042         5,785,786
  2,329,080  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3              5.52        12/15/2035         2,327,530
    102,191  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-           5.84        02/25/2028           102,206
  2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4            6.29        04/15/2034         2,769,375
  2,251,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4            4.98        11/15/2034         2,191,179
  1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3            4.96        08/15/2035         1,305,298
  3,530,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A2+/-++       5.08        10/15/2035         3,436,453
  1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3            4.45        11/15/2035         1,564,111
  1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4            5.01        12/15/2035         1,040,972
    633,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B             5.11        12/15/2035           616,376
  9,936,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4           4.75        02/15/2041         9,473,164
  3,191,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B            5.31        01/15/2041         3,133,320
  1,614,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B            4.89        10/15/2041         1,536,323
  3,776,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS A4           4.94        04/15/2042         3,611,033
  1,364,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6           4.70        05/15/2044         1,282,563
  3,561,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A7+/-        5.12        07/15/2042         3,444,709
  1,746,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-        5.20        10/15/2044         1,709,989
  8,153,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS A4+/-        5.27        12/15/2044         7,994,407
  3,987,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB          6.00        06/15/2045         4,069,188

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $639,795,904)                                                        634,556,565
                                                                                                                   -------------
CORPORATE BONDS & NOTES - 14.68%

BUSINESS SERVICES - 0.41%
  7,450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           6.00        06/15/2012         7,614,109
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS - 0.49%
  3,115,000  ABBOTT LABORATORIES                                                        5.88        05/15/2016         3,161,376
  2,365,000  AMGEN INCORPORATED++                                                       5.85        06/01/2017         2,354,388
  2,450,000  ESTEE LAUDER COMPANIES INCORPORATED                                        5.55        05/15/2017         2,413,184
  1,250,000  TEVA PHARMACEUTICAL FINANCE LLC                                            6.15        02/01/2036         1,192,546

                                                                                                                       9,121,494
                                                                                                                   -------------
COMMUNICATIONS - 1.74%
  4,990,000  AT&T INCORPORATED                                                          6.15        09/15/2034         4,889,302
  1,320,000  AT&T INCORPORATED                                                          6.80        05/15/2036         1,397,248
  5,763,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                         8.38        03/15/2013         6,503,315
  2,390,000  COMCAST CORPORATION                                                        5.65        06/15/2035         2,116,873
  1,910,000  COX COMMUNICATIONS INCORPORATED++                                          5.88        12/01/2016         1,894,258
  1,260,000  EMBARQ CORPORATION                                                         8.00        06/01/2036         1,314,135
  2,500,000  SBC COMMUNICATIONS                                                         5.63        06/15/2016         2,474,370
  3,100,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008         3,117,679
  1,120,000  SPRINT CAPITAL CORPORATION                                                 8.75        03/15/2032         1,291,052
  1,250,000  SPRINT NEXTEL CORPORATION                                                  6.00        12/01/2016         1,205,211
    980,000  TIME WARNER CABLE INCORPORATED++                                           5.85        05/01/2017           966,062
  1,235,000  TIME WARNER CABLE INCORPORATED++                                           6.55        05/01/2037         1,216,589
  1,595,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       8.38        07/15/2033         1,898,674
  2,465,000  VERIZON COMMUNICATIONS INCORPORATED<<                                      5.50        04/01/2017         2,406,032

                                                                                                                      32,690,800
                                                                                                                   -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS - 2.40%
$ 1,635,000  BAC CAPITAL TRUST XI                                                       6.63%       05/23/2036     $   1,710,913
  1,640,000  BANK OF AMERICA CORPORATION                                                4.25        10/01/2010         1,588,042
  2,020,000  BANK OF AMERICA CORPORATION                                                5.38        06/15/2014         1,997,936
  6,600,000  CITIGROUP INCORPORATED                                                     3.63        02/09/2009         6,421,727
  1,360,000  CITIGROUP INCORPORATED                                                     5.10        09/29/2011         1,342,339
  2,270,000  CITIGROUP INCORPORATED                                                     5.50        02/15/2017         2,232,779
  4,750,000  JPMORGAN CHASE & COMPANY<<                                                 5.60        06/01/2011         4,778,571
  1,585,000  JPMORGAN CHASE & COMPANY<<                                                 5.13        09/15/2014         1,543,240
  3,790,000  JPMORGAN CHASE CAPITAL XVIII                                               6.95        08/17/2036         3,932,648
  3,130,000  PNC FUNDING CORPORATION                                                    5.25        11/15/2015         3,034,476
  1,500,000  PNC FUNDING CORPORATION                                                    5.63        02/01/2017         1,484,310
  5,015,000  WACHOVIA CORPORATION                                                       5.30        10/15/2011         4,985,070
  2,600,000  WACHOVIA CORPORATION                                                       4.88        02/15/2014         2,494,157
  4,085,000  WASHINGTON MUTUAL BANK FA                                                  5.65        08/15/2014         4,034,338
  1,557,000  WASHINGTON MUTUAL INCORPORATED                                             4.00        01/15/2009         1,520,172
  1,975,000  ZIONS BANCORP                                                              5.50        11/16/2015         1,921,282

                                                                                                                      45,022,000
                                                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.42%
  1,845,000  ALLEGHENY ENERGY SUPPLY++                                                  8.25        04/15/2012         2,006,438
  5,667,000  DPL INCORPORATED                                                           6.88        09/01/2011         5,925,007
  2,870,000  FIRSTENERGY CORPORATION SERIES B                                           6.45        11/15/2011         2,965,944
  1,875,000  FIRSTENERGY CORPORATION SERIES C                                           7.38        11/15/2031         2,098,044
  2,835,000  KANSAS GAS & ELECTRIC                                                      5.65        03/29/2021         2,748,136
  1,860,000  MIDAMERICAN ENERGY HOLDINGS                                                6.13        04/01/2036         1,837,481
  4,285,000  NEVADA POWER COMPANY SERIES A                                              8.25        06/01/2011         4,646,307
  1,330,000  NEVADA POWER COMPANY SERIES M                                              5.95        03/15/2016         1,322,505
  2,807,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012         3,109,446

                                                                                                                      26,659,308
                                                                                                                   -------------

FOOD & KINDRED PRODUCTS - 0.11%
  2,130,000  KRAFT FOODS INCORPORATED<<                                                 5.25        10/01/2013         2,074,015
                                                                                                                   -------------

GENERAL MERCHANDISE STORES - 0.22%
  4,305,000  TARGET CORPORATION                                                         5.38        05/01/2017         4,209,502
                                                                                                                   -------------

HEALTH SERVICES - 0.16%
  3,085,000  COVENTRY HEALTH CARE INCORPORATED                                          5.95        03/15/2017         3,048,767
                                                                                                                   -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.54%
  7,055,000  ALLIED CAPITAL CORPORATION                                                 6.63        07/15/2011         7,134,136
    595,000  ERP OPERATING LP                                                           5.50        10/01/2012           591,870
  2,370,000  ERP OPERATING LP                                                           5.75        06/15/2017         2,351,301

                                                                                                                      10,077,307
                                                                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.08%
  1,550,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                             5.50        10/15/2016         1,528,695
                                                                                                                   -------------

INSURANCE CARRIERS - 0.85%
  1,245,000  ACE INA HOLDINGS INCORPORATED                                              6.70        05/15/2036         1,292,192
  3,125,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  4.70        10/01/2010         3,065,553
  1,275,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  5.60        10/18/2016         1,273,126
  3,530,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                       5.45        05/18/2017         3,478,321
  1,450,000  CIGNA CORPORATION                                                          6.15        11/15/2036         1,418,191
  2,852,000  LIBERTY MUTUAL GROUP<<++                                                   7.50        08/15/2036         2,991,275
  2,550,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                               5.70        12/14/2036         2,397,857

                                                                                                                      15,916,515
                                                                                                                   -------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
$ 3,485,000  TYCO INTERNATIONAL GROUP SA                                                6.38%       10/15/2011     $   3,634,398
                                                                                                                   -------------
MOTION PICTURES - 0.15%
  2,880,000  NEWS AMERICA INCORPORATED<<                                                6.40        12/15/2035         2,813,564
                                                                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.07%
  3,140,000  CAPITAL ONE BANK SERIES BKNT                                               4.88        05/15/2008         3,125,060
  1,945,000  CAPITAL ONE FINANCIAL COMPANY<<                                            6.15        09/01/2016         1,948,149
  4,229,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           3.75        12/15/2009         4,073,073
  6,155,000  RESIDENTIAL CAPITAL CORPORATION<<                                          6.13        11/21/2008         6,140,283
  4,910,000  RESIDENTIAL CAPITAL CORPORATION                                            6.50        04/17/2013         4,852,877

                                                                                                                      20,139,442
                                                                                                                   -------------
OFFICE EQUIPMENT - 0.12%
  2,350,000  XEROX CORPORATION                                                          5.50        05/15/2012         2,320,985
                                                                                                                   -------------
OIL & GAS EXTRACTION - 0.31%
  2,710,000  DEVON FINANCING CORPORATION ULC                                            6.88        09/30/2011         2,847,012
  1,110,000  EL PASO NATURAL GAS COMPANY++                                              5.95        04/15/2017         1,093,505
    590,000  PEMEX PROJECT FUNDING MASTER TRUST                                         6.63        06/15/2035           625,400
  1,230,000  SOUTHERN NATURAL GAS COMPANY++                                             5.90        04/01/2017         1,210,829

                                                                                                                       5,776,746
                                                                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.04%
    805,000  TESORO CORPORATION++                                                       6.50        06/01/2017           806,006
                                                                                                                   -------------
PHARMACEUTICALS - 0.51%
  8,545,000  WYETH                                                                      6.95        03/15/2011         8,966,978
    645,000  WYETH                                                                      5.95        04/01/2037           624,828

                                                                                                                       9,591,806
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES - 0.16%
  1,030,000  CORNING INCORPORATED                                                       7.25        08/15/2036         1,074,885
  1,180,000  US STEEL CORPORATION                                                       5.65        06/01/2013         1,169,322
    825,000  US STEEL CORPORATION                                                       6.05        06/01/2017           817,650

                                                                                                                       3,061,857
                                                                                                                   -------------
RAILROAD TRANSPORTATION - 0.07%
  1,270,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                   6.15        05/01/2037         1,247,658
                                                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.95%
  1,235,000  DEVELOPERS DIVERS REALTY                                                   5.38        10/15/2012         1,214,830
  3,575,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                              5.65        12/15/2013         3,502,857
  1,985,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.58        05/24/2010         1,992,090
  3,545,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.75        06/15/2011         3,597,335
  1,770,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65        06/01/2014         1,761,895
    950,000  PROLOGIS TRUST                                                             5.25        11/15/2010           941,694
  2,680,000  PROLOGIS TRUST                                                             5.50        04/01/2012         2,668,125
  2,090,000  SIMON PROPERTY GROUP LP                                                    5.60        09/01/2011         2,097,610

                                                                                                                      17,776,436
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.90%
  4,535,000  CREDIT SUISSE USA INCORPORATED                                             5.50        08/16/2011         4,544,678
  7,340,000  GOLDMAN SACHS CAPITAL II+/-                                                5.79        12/29/2049         7,238,385
  4,790,000  GOLDMAN SACHS GROUP INCORPORATED                                           5.13        01/15/2015         4,615,136
  6,067,000  LAZARD GROUP LLC                                                           7.13        05/15/2015         6,310,675

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
$ 2,740,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN+/-                     5.86%       11/29/2049     $   2,711,014
  3,895,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                           5.75        05/17/2013         3,922,771
  2,130,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                     5.70        05/02/2017         2,096,804
  2,774,000  MORGAN STANLEY                                                             5.30        03/01/2013         2,731,206
  1,470,000  MORGAN STANLEY                                                             5.38        10/15/2015         1,430,849

                                                                                                                      35,601,518
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT - 0.79%
  4,220,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     6.50        11/15/2013         4,401,198
    990,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                   8.50        01/18/2031         1,264,445
  6,230,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       5.69        03/13/2009         6,240,822
  2,975,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                          5.75        09/08/2011         2,992,523

                                                                                                                      14,898,988
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $278,200,153)                                                                    275,631,916
                                                                                                                   -------------
FOREIGN CORPORATE BONDS - 2.46%
  2,975,000  AMERICA MOVIL SA DE CV                                                     6.38        03/01/2035         2,986,210
  1,490,000  CANADIAN NATURAL RESOURCES LIMITED                                         5.70        05/15/2017         1,464,250
  1,480,000  CANADIAN NATURAL RESOURCES LIMITED                                         6.25        03/15/2038         1,426,087
  2,640,000  CONOCOPHILLIPS (CANADA)                                                    5.63        10/15/2016         2,646,460
  1,200,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.25        06/15/2030         1,466,358
  1,995,000  FRANCE TELECOM SA                                                          8.50        03/01/2031         2,559,575
  1,771,000  HUSKY OIL COMPANY                                                          7.55        11/15/2016         1,960,986
  2,560,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                  7.45        11/24/2033         2,898,867
  3,045,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                    6.13        10/06/2016         3,060,225
  2,860,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                     6.33        09/30/2027         2,845,414
  2,590,000  ROYAL BANK OF SCOTLAND GROUP PLC                                           5.00        10/01/2014         2,491,458
  1,480,000  ROGERS WIRELESS INCORPORATED<<                                             6.38        03/01/2014         1,518,292
  2,385,000  SHELL INTERNATIONAL FINANCE BV                                             5.20        03/22/2017         2,318,501
  6,015,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011         6,093,213
  2,435,000  TYCO INTERNATIONAL GROUP SA                                                6.88        01/15/2029         2,851,680
  3,605,000  VALE OVERSEAS LIMITED                                                      6.25        01/23/2017         3,627,456
  1,190,000  VALE OVERSEAS LIMITED                                                      6.88        11/21/2036         1,218,900
  2,835,000  WESTFIELD GROUP++                                                          5.40        10/01/2012         2,809,485

TOTAL FOREIGN CORPORATE BONDS@ (COST $46,639,513)                                                                     46,243,417
                                                                                                                   -------------
FOREIGN GOVERNMENT BONDS - 0.78%
  3,160,000  ISRAEL GOVERNMENT BOND<<                                                   5.50        11/09/2016         3,109,276
  1,870,000  ITALY GOVERNMENT INTERNATIONAL BOND                                        5.38        06/15/2033         1,791,697
  3,830,000  QUEBEC PROVINCE<<                                                          5.13        11/14/2016         3,754,974
  2,756,150  RUSSIAN FEDERATION++                                                       7.50        03/31/2030         3,088,542
  1,625,000  UNITED MEXICAN STATES SERIES MTNA                                          5.88        01/15/2014         1,662,375
  1,175,000  UNITED MEXICAN STATES SERIES MTNA<<                                        6.75        09/27/2034         1,307,775

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $14,814,203)                                                                    14,714,639
                                                                                                                   -------------
US TREASURY SECURITIES - 13.92%

US TREASURY BONDS - 5.62%
  8,434,000  US TREASURY BOND<<                                                         8.88        02/15/2019        11,291,675
 43,915,000  US TREASURY BOND<<                                                         6.25        08/15/2023        49,394,099
  5,697,000  US TREASURY BOND<<                                                         6.63        02/15/2027         6,763,854
  8,575,000  US TREASURY BOND<<                                                         6.25        05/15/2030         9,940,303
    776,000  US TREASURY BOND<<                                                         5.38        02/15/2031           809,283
 29,725,000  US TREASURY BOND<<                                                         4.50        02/15/2036        27,363,260

                                                                                                                     105,562,474
                                                                                                                   -------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES - 8.30%
$ 4,653,000  US TREASURY NOTE<<                                                         4.63%       11/30/2008    $    4,629,735
 29,686,000  US TREASURY NOTE<<                                                         4.50        04/30/2009        29,451,748
 21,126,000  US TREASURY NOTE<<                                                         4.50        11/30/2011        20,832,222
 16,852,000  US TREASURY NOTE<<                                                         4.63        02/29/2012        16,688,738
 23,593,000  US TREASURY NOTE<<                                                         4.50        04/30/2012        23,226,200
  5,894,000  US TREASURY NOTE                                                           4.75        05/31/2012         5,867,523
 24,598,000  US TREASURY NOTE                                                           4.63        02/15/2017        24,069,527
 32,039,000  US TREASURY NOTE<<                                                         4.50        05/15/2017        31,057,806

                                                                                                                     155,823,499
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $265,166,001)                                                                     261,385,973
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 46.11%

COLLATERAL INVESTED IN OTHER ASSETS - 46.11%
  2,575,787  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007         2,576,844
     77,274  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            77,277
     28,334  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008            28,353
    213,790  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007           213,784
    257,579  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007           257,731
  3,808,302  APRECO LLC++                                                               5.27        06/15/2007         3,800,533
  5,151,575  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007         5,147,093
 10,303,150  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008        10,300,265
  6,439,469  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         6,440,048
 15,116,009  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007        14,994,929
  5,151,575  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007         5,101,347
  4,879,057  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007         4,825,777
 13,651,673  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007        13,651,673
  1,326,531  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007         1,329,237
  6,439,469  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         6,439,469
 23,182,087  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $23,185,539)                                               5.36        06/01/2007        23,182,087
 11,719,833  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007        11,724,872
 12,878,937  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $12,880,855)                                               5.36        06/01/2007        12,878,937
    183,911  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007           182,707
  3,863,681  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007         3,863,797
  7,727,362  BNP PARIBAS+/-                                                             5.33        05/07/2008         7,726,126
 20,606,300  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $20,609,368)              5.36        06/01/2007        20,606,300
 10,303,150  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007        10,262,555
  4,507,628  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007         4,503,706
  1,030,315  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007         1,028,213
  5,409,154  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007         5,393,359
  4,945,512  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007         4,916,729
  1,403,804  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007         1,394,399
  6,439,469  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         6,394,457
    100,456  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007           100,479
  5,603,883  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007         5,595,702
  5,022,786  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007         5,013,242
  4,378,839  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007         4,353,967
  7,832,197  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007         7,755,833
  3,863,681  CHARTA LLC++                                                               5.29        06/22/2007         3,851,858
  1,287,894  CHARTA LLC                                                                 5.30        07/12/2007         1,280,205
  1,159,104  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007         1,158,096
 20,606,300  CHEYNE FINANCE LLC                                                         5.25        06/18/2007        20,555,196
  5,151,575  CHEYNE FINANCE LLC                                                         5.24        07/17/2007         5,117,059
  5,151,575  CHEYNE FINANCE LLC                                                         5.25        07/18/2007         5,116,338

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 6,439,469  CHEYNE FINANCE LLC+/-++                                                    5.30%       02/25/2008    $    6,438,760
  2,575,787  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007         2,575,813
 66,783,263  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $66,793,206)                5.36        06/01/2007        66,783,263
  6,439,469  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         6,388,854
  3,635,982  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007         3,604,748
  1,030,315  COMERICA BANK+/-                                                           5.33        07/20/2007         1,030,438
 10,818,307  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007        10,800,998
  1,287,894  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007         1,283,193
    589,855  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007           591,070
  3,263,780  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007         3,262,344
  9,015,256  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         8,996,865
  6,066,495  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         6,031,188
  5,151,575  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007         5,120,099
    522,370  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007           521,304
  1,269,606  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007         1,264,972
  5,151,575  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007         5,144,054
  2,575,787  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007         2,568,266
    217,912  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007           217,245
  1,674,262  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007         1,662,324
 70,543,114  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $70,553,617)             5.36        06/01/2007        70,543,114
  5,151,575  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007         5,135,811
    257,579  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007           257,630
  4,636,417  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007         4,624,919
    644,204  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           641,950
  4,121,260  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007         4,121,260
  5,201,803  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007         5,202,011
  8,767,980  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         8,768,244
  5,666,732  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007         5,655,172
  2,647,137  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007         2,639,804
  6,439,469  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         6,439,469
  6,439,469  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         6,439,469
 17,343,550  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007        17,222,318
  2,575,787  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007         2,550,674
  6,439,469  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         6,375,718
  7,937,031  HUDSON-THAMES LLC                                                          5.24        07/16/2007         7,885,044
    180,305  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           180,307
  9,015,256  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         9,015,256
 11,591,044  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007        11,545,375
  9,272,835  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         9,272,835
  5,195,878  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007         5,155,818
 13,131,364  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007        13,091,182
  9,490,231  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         9,432,246
  1,519,715  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007         1,508,210
  5,924,311  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         5,878,635
  5,263,879  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007         5,253,141
  4,636,417  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007         4,614,812
  1,406,895  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007         1,405,868
  8,760,253  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007         8,729,592
    643,947  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           644,211
    386,368  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007           383,837
  9,272,835  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007         9,193,181
 12,878,937  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007        12,738,299
 19,318,406  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008        19,312,224
    257,579  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008           257,535
    193,184  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008           193,478
     43,788  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007            43,792

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   772,736  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47%       08/27/2007    $      773,076
  6,439,469  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         6,439,018
    553,794  MORGAN STANLEY+/-                                                          5.48        11/09/2007           554,149
  3,960,273  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008         3,960,630
  6,439,469  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         6,441,014
 42,586,178  NATEXIS BANQUES POPULAIRES+/-                                              5.46        01/25/2008        42,580,216
 10,161,481  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007        10,163,412
    643,947  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           644,156
  1,085,694  NORTH SEA FUNDING LLC                                                      5.32        06/05/2007         1,085,065
 12,094,610  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007        12,097,476
  6,439,469  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         6,439,469
  4,636,417  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007         4,636,464
  5,151,575  SLM CORPORATION+/-++                                                       5.32        05/12/2008         5,151,575
  1,576,382  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007         1,575,389
    454,626  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007           453,367
  1,918,962  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007         1,913,358
 10,303,150  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008        10,307,271
  3,760,650  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007         3,727,819
  2,575,787  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007         2,571,666
 25,757,874  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007        25,757,874
  4,950,406  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008         4,950,307
    200,396  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007           199,084
 19,843,629  UNICREDITO ITALIANO BANK (IRELAND)                                         5.27        07/31/2007        19,670,394
  6,439,469  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008         6,439,533
  1,390,925  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007         1,391,320
    437,884  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007           437,284
    772,736  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           766,098
     38,637  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007            38,643
  2,575,787  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007         2,554,795
  2,258,450  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007         2,253,843
  6,439,469  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         6,401,024
  2,060,630  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007         2,060,651
  5,589,201  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007         5,569,639
    128,789  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007           128,789
     25,758  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007            25,764

                                                                                                                     865,938,450
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $865,938,450)                                                          865,938,450
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS - 0.89%

REPURCHASE AGREEMENTS - 0.89%
 16,783,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $16,785,485)                         5.33        06/01/2007        16,783,000
                                                                                                                 ---------------

SHARES
MUTUAL FUNDS - 0.00%
        216  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                    216
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,783,216)                                                                       16,783,216
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,861,698,244)*                                      151.43%                                              $ 2,845,072,503

OTHER ASSETS AND LIABILITIES, NET                           (51.43)                                                 (966,227,434)
                                                            ------                                               ---------------

TOTAL NET ASSETS                                            100.00%                                              $ 1,878,845,069
                                                            ======                                               ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS  PORTFOLIO OF INVESTMENTS--MAY 31, 2007
-------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $216.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,865,047,805 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                $    1,472,824
         GROSS UNREALIZED DEPRECIATION                   (21,448,126)
                                                      --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)   $  (19,975,302)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                              STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $ 192,450,926   $   948,341,703   $ 584,465,253   $ 1,979,133,837
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................      91,897,496       297,657,287     139,539,381       865,938,450
   INVESTMENTS IN AFFILIATES ..................................       3,467,719        40,023,062      13,604,107               216
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............     287,816,141     1,286,022,052     737,608,741     2,845,072,503
                                                                  -----------------------------------------------------------------
   CASH .......................................................               0           652,500          34,900           100,000
   RECEIVABLE FOR INVESTMENTS SOLD ............................         529,022           276,904         103,088       302,159,548
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................       1,474,378         9,094,294       3,252,971        12,639,027
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ............               0                 0          50,211                 0
                                                                  -----------------------------------------------------------------
TOTAL ASSETS ..................................................     289,819,541     1,296,045,750     741,049,911     3,159,971,078
                                                                  -----------------------------------------------------------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....               0           112,500           4,788                 0
   PAYABLE FOR INVESTMENTS PURCHASED ..........................       2,592,090                 0       1,025,000       414,545,163
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          39,844           259,505         165,082           607,105
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................      91,897,496       297,657,287     139,539,381       865,938,450
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................          76,475            29,056          37,533            35,291
                                                                  -----------------------------------------------------------------
TOTAL LIABILITIES .............................................      94,605,905       298,058,348     140,771,784     1,281,126,009
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ..............................................   $ 195,213,636   $   997,987,402   $ 600,278,127   $ 1,878,845,069
                                                                  =================================================================
INVESTMENTS AT COST ...........................................   $ 293,966,593   $ 1,292,924,181   $ 740,170,645   $ 2,861,698,244
                                                                  =================================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $  90,210,268   $   290,928,741   $ 136,868,641   $   846,939,783
                                                                  =================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................................   $  10,739,444   $    52,954,393   $  31,125,006   $    90,466,376
   INCOME FROM AFFILIATED SECURITIES ..........................          85,385           719,398         824,141               973
   SECURITIES LENDING INCOME, NET .............................          82,935           216,121          73,987           594,937
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENT INCOME .......................................      10,907,764        53,889,912      32,023,134        91,062,286
                                                                  -----------------------------------------------------------------

EXPENSES
   ADVISORY FEES ..............................................       1,038,160         4,167,648       2,792,191         6,642,833
   CUSTODY FEES ...............................................          46,140           195,938         127,109           336,738
   PROFESSIONAL FEES ..........................................          21,501            38,506          31,783            41,288
   SHAREHOLDER REPORTS ........................................           2,500               719           2,588            10,324
   TRUSTEES' FEES .............................................           8,956             8,956           8,956             8,956
   OTHER FEES AND EXPENSES ....................................           2,068            20,986           8,823            33,667
                                                                  -----------------------------------------------------------------
TOTAL EXPENSES ................................................       1,119,325         4,432,753       2,971,450         7,073,806
                                                                  -----------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (336,021)       (1,785,078)       (605,770)         (449,480)
   NET EXPENSES ...............................................         783,304         2,647,675       2,365,680         6,624,326
                                                                  -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..................................      10,124,460        51,242,237      29,657,454        84,437,960
                                                                  -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .............................................      (3,241,142)           51,755        (333,674)        5,138,015
   FUTURES TRANSACTIONS .......................................         465,685           287,166        (599,818)                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......               0                 0         298,626            89,256
                                                                  -----------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      (2,775,457)          338,921        (634,866)        5,227,271
                                                                  -----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .............................................       3,080,545        12,639,564       3,834,843        16,251,212
   FUTURES TRANSACTIONS .......................................               0          (170,029)        587,647                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......               0                 0        (284,423)          (89,756)
                                                                  -----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .............................................       3,080,545        12,469,535       4,138,067        16,161,456
                                                                  -----------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........         305,088        12,808,456       3,503,201        21,388,727
                                                                  -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................   $  10,429,548   $    64,050,693   $  33,160,655   $   105,826,687
                                                                  =================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     INFLATION-PROTECTED
                                                                                        BOND PORTFOLIO
                                                                                ------------------------------
                                                                                       FOR THE         FOR THE
                                                                                    YEAR ENDED    PERIOD ENDED
                                                                                  MAY 31, 2007    MAY 31, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................   $  247,722,500   $           0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................       10,124,460       8,474,087
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................       (2,775,457)     (2,107,314)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......        3,080,545      (9,230,997)
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       10,429,548      (2,864,224)
                                                                                ------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
--------------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ............................................................       50,905,567     305,291,767
   DIVIDEND REINVESTED ......................................................                0             500
   WITHDRAWALS ..............................................................     (113,843,979)    (54,705,543)
                                                                                ------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .....................................................      (62,938,412)    250,586,724
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................      (52,508,864)    247,722,500
                                                                                ------------------------------
ENDING NET ASSETS ...........................................................   $  195,213,636   $ 247,722,500
                                                                                ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                           MANAGED FIXED INCOME               STABLE INCOME
                                                                                PORTFOLIO                       PORTFOLIO
                                                                      -----------------------------   -----------------------------
                                                                            FOR THE         FOR THE         FOR THE         FOR THE
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       MAY 31, 2007    MAY 31, 2006    MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $ 947,991,051   $ 678,493,240   $ 651,397,629   $ 664,357,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................      51,242,237      45,400,979      29,657,454      27,718,156
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................         338,921         (29,974)       (634,866)       (848,427)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..............................................      12,469,535     (37,859,538)      4,138,067      (8,401,186)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....      64,050,693       7,511,467      33,160,655      18,468,543
                                                                      -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-----------------------------------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ..................................................     212,036,893     469,237,714     113,033,160      80,343,927
   DIVIDEND REINVESTED ............................................               0               0               0               0
   WITHDRAWALS ....................................................    (226,091,235)   (207,251,370)   (197,313,317)   (111,772,598)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ...........................................     (14,054,342)    261,986,344     (84,280,157)    (31,428,671)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................      49,996,351     269,497,811     (51,119,502)    (12,960,128)
                                                                      -------------------------------------------------------------
ENDING NET ASSETS .................................................   $ 997,987,402   $ 947,991,051   $ 600,278,127   $ 651,397,629
                                                                      =============================================================

                                                                                 TOTAL RETURN
                                                                                BOND PORTFOLIO
                                                                      ---------------------------------
                                                                              FOR THE           FOR THE
                                                                           YEAR ENDED      PERIOD ENDED
                                                                         MAY 31, 2007      MAY 31, 2006
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $ 1,579,307,483   $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................        84,437,960        57,255,176
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................         5,227,271       (31,310,671)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..............................................        16,161,456       (32,787,197)
                                                                      ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....       105,826,687        (6,842,692)
                                                                      ---------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ..................................................       385,167,787     1,798,769,328
   DIVIDEND REINVESTED ............................................                 0               500
   WITHDRAWALS ....................................................      (191,456,888)     (212,619,653)
                                                                      ---------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ...........................................       193,710,899     1,586,150,175
                                                                      ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................       299,537,586     1,579,307,483
                                                                      ---------------------------------
ENDING NET ASSETS .................................................   $ 1,878,845,069   $ 1,579,307,483
                                                                      =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                        -----------------------------------------------               PORTFOLIO
                                        NET INVESTMENT     GROSS    EXPENSES        NET       TOTAL    TURNOVER
                                         INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES   RETURN(2)        RATE
----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             4.39%      0.49%     (0.15)%     0.34%       4.31%         37%
JULY 25, 2005(3) TO MAY 31, 2006 ....             4.29%      0.52%      0.00%      0.52%      (1.77)%        47%

MANAGED FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             5.23%      0.45%     (0.18)%     0.27%       6.72%         30%
JUNE 1, 2005 TO MAY 31, 2006 ........             5.02%      0.45%     (0.27)%     0.19%       0.12%         25%
JUNE 1, 2004 TO MAY 31, 2005 ........             4.70%      0.49%     (0.14)%     0.35%       7.02%         53%
JUNE 1, 2003 TO MAY 31, 2004 ........             5.10%      0.53%     (0.28)%     0.25%       1.45%         50%
JUNE 1, 2002 TO MAY 31, 2003 ........             5.49%      0.54%     (0.19)%     0.35%      11.36%         44%

STABLE INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             4.67%      0.47%     (0.10)%     0.37%       5.30%         21%
JUNE 1, 2005 TO MAY 31, 2006 ........             4.29%      0.47%     (0.03)%     0.44%       2.91%         23%
JUNE 1, 2004 TO MAY 31, 2005 ........             2.06%      0.48%     (0.12)%     0.36%       2.47%         43%
JUNE 1, 2003 TO MAY 31, 2004 ........             2.00%      0.52%     (0.13)%     0.39%       0.88%         92%
JUNE 1, 2002 TO MAY 31, 2003 ........             2.63%      0.54%      0.00%      0.54%       3.32%         45%

TOTAL RETURN BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             5.02%      0.42%     (0.03)%     0.39%       6.76%        665%(5)
JULY 25, 2005(3) TO MAY 31, 2006 ....             4.44%      0.43%      0.00%      0.43%      (0.16)%       704%(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Portfolio turnover ratio excluding TBAs is 431%.

(5)   Portfolio turnover ratio excluding TBAs is 335%.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2007, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

      As of May 31, 2007, the following Funds held future contracts:

                                                                                       Net Unrealized
                                                         Expiration       Notional      Appreciation
Portfolio             Contracts          Type               Date           Amount      (Depreciation)
------------------------------------------------------------------------------------------------------
MANAGED FIXED
  INCOME PORTFOLIO     850 Long    U.S. 5 Year Notes   September 2007   $ 89,110,547     $(338,672)
                       300 Long   U.S. 10 Year Notes   September 2007     32,062,500      (150,000)
                        75 Long       U.S. Long Bond   September 2007      8,220,703       (36,328)
------------------------------------------------------------------------------------------------------
STABLE INCOME
  PORTFOLIO             17 Long        90 Days Euros     June  2007        4,075,962       (53,763)
                        17 Long        90 Days Euros   September 2007      4,072,562       (49,512)
                        36 Long    U.S. 2 Year Notes   September 2007      7,349,134       (12,447)

TBA SALE COMMITMENTS

      A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended May 31, 2007, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      At May 31, 2007, the following Portfolio had open swap contract:

                                 Swap          Notional     Interest Rate/   Interest Rate/   Maturity   Net Unrealized
Fund                        Counter Party      Principal    Index Received     Index Paid       Date       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO    Lehman Brothers   $ 15,000,000    USD LIBOR BBA        3.92%       07/25/07      $ 50,211
                               Finance                         +0.5225%
------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2007, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                     Subadvisory
                                              Advisory Fees                                           Fees (% of
                         Average Daily        (% of Average                      Average Daily      Average Daily
Portfolio                 Net Assets        Daily Net Assets)    Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED    First $500 million         0.450             Wells      First $100 million       0.200
BOND PORTFOLIO          Next $500 million         0.400            Capital      Next $200 million       0.175
                          Next $2 billion         0.350          Management     Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated    Over $500 million       0.100
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                     Subadvisory
                                              Advisory Fees                                           Fees (% of
                         Average Daily        (% of Average                      Average Daily      Average Daily
Portfolio                 Net Assets        Daily Net Assets)    Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED          First $500 million         0.450           Galliard     First $500 million       0.100
INCOME PORTFOLIO        Next $500 million         0.400            Capital        Next $1 billion       0.050
                          Next $2 billion         0.350          Management     Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
STABLE INCOME          First $500 million         0.450           Galliard     First $500 million       0.100
PORTFOLIO               Next $500 million         0.400            Capital        Next $1 billion       0.050
                          Next $2 billion         0.350          Management     Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN           First $500 million         0.450             Wells      First $100 million       0.200
BOND PORTFOLIO          Next $500 million         0.400            Capital      Next $200 million       0.175
                          Next $2 billion         0.350          Management     Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated    Over $500 million       0.100
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                (% of Average
Portfolio                                                     Daily Net Assets)
-------------------------------------------------------------------------------
ALL PORTFOLIOS                                                      0.02
-------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the year ended May 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2007, were as follows:

Portfolio                                    Purchases at Cost   Sales Proceeds
-------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO            $    84,235,832   $   138,009,670
-------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                    287,974,693       292,134,780
-------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                           228,604,531       129,162,397
-------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                    12,254,918,363    11,822,619,908

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of May 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

INDEPENDENT AUDITORS' REPORT             WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2007, and the related statements of operations for the year then ended and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2007, the results of their operations for the year then ended, and changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                              /s/ KPMG LLP

Philadelphia, Pennsylvania
July 25, 2007

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho,         Trustee, since 1987      Retired. Prior thereto, the Thomas   N/A
64                                               Goho Chair of Finance of Wake
                                                 Forest University, Calloway School
                                                 of Business and Accountancy, since
                                                 January 2006, and Associate
                                                 Professor of Finance from 1999 to
                                                 2005.

------------------------------------------------------------------------------------------------------------
Peter G. Gordon,        Trustee, since 1998,     Chairman, CEO and Co-Founder of      N/A
64                      Chairman since 2005      Crystal Geyser Water Company and
                        (Lead Trustee since      President of Crystal Geyser Roxane
                        2001)                    Water Company.

------------------------------------------------------------------------------------------------------------
Richard M. Leach,       Trustee, since 1987      Retired. Prior thereto, President    N/A
73                                               of Richard M. Leach Associates
                                                 (a financial consulting firm).

------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell,     Trustee, since 2006      Professor of Insurance and Risk      N/A
54                                               Management, Wharton School,
                                                 University of Pennsylvania.
                                                 Director of the Boettner Center on
                                                 Pensions and Retirement Research.
                                                 Research associate and board
                                                 member, Penn Aging Research
                                                 Center. Research associate,
                                                 National Bureau of Economic
                                                 Research.

------------------------------------------------------------------------------------------------------------
Timothy J. Penny,       Trustee, since 1996      Senior Counselor to the public       N/A
55                                               relations firm of Himle-Horner
                                                 and Senior Fellow at the
                                                 Humphrey Institute,
                                                 Minneapolis, Minnesota (a
                                                 public policy organization).

------------------------------------------------------------------------------------------------------------
Donald C. Willeke,      Trustee, since 1996      Principal of the law firm of         N/A
66                                               Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse,        Trustee, since 1987      Private Investor/Real Estate         N/A
62                                               Developer. Prior thereto,
                                                 Chairman of Whitepoint
                                                 Capital, LLC until 2004.

------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch,       President, since 2003    Executive Vice President of Wells    N/A
48                                               Fargo Bank, N.A. and President of
                                                 Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President
                                                 and Chief Administrative Officer
                                                 of Wells Fargo Funds Management,
                                                 LLC from 2001 to 2003.

------------------------------------------------------------------------------------------------------------
C. David Messman,       Secretary, since 2000;   Senior Vice President and            N/A
46                      Chief Legal Counsel,     Secretary of Wells Fargo Funds
                        since 2003               Management, LLC since 2001. Vice
                                                 President and Managing Senior
                                                 Counsel of Wells Fargo Bank, N.A.
                                                 since 1996.

------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,   Treasurer, since 2007    Vice President and Manager of Fund   N/A
47                                               Accounting, Reporting and Tax for
                                                 Wells Fargo Funds Management, LLC
                                                 since 2007. Director of Fund
                                                 Administration and SEC Reporting
                                                 for TIAA-CREF from 2005 to 2007.
                                                 Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to
                                                 2005. Controller for Sungard
                                                 Transaction Networks from 2002 to
                                                 2004.

------------------------------------------------------------------------------------------------------------
Dorothy A. Peters,      Chief Compliance         Chief Compliance Officer and         N/A
45                      Officer, since 2004      Senior Vice President of Wells
                                                 Fargo Funds Management, LLC since
                                                 2004.

------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of May 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DIVERSIFIED BOND FUND, HIGH YIELD BOND FUND, INCOME PLUS FUND, INFLATION-PROTECTED BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, SHORT DURATION GOVERNMENT BOND FUND, STABLE INCOME FUND, STRATEGIC INCOME FUND, TOTAL RETURN BOND FUND, ULTRA-SHORT DURATION BOND FUND, INFLATION-PROTECTED BOND PORTFOLIO, MANAGED FIXED INCOME PORTFOLIO, STABLE INCOME PORTFOLIO, AND TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio and Total Return Bond Portfolio; (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Strategic Income Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio and Total Return Bond Portfolio; and (iii) investment sub-advisory agreements with Galliard Capital Management, Inc. ("Galliard") for the Diversified Bond Fund, Managed Fixed Income Portfolio, Stable Income Fund and Stable Income Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Galliard (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The funds and portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Diversified Bond Fund is a gateway blended fund that invests all of its assets in the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio and Total Return Bond Portfolio and the Inflation-Protected Bond Fund, Stable Income Fund, and Total Return Bond Fund are gateway feeder funds that invest all of their assets in the Inflation-Protected Bond Portfolio, Stable Income Portfolio and Total Return Bond Portfolio, respectively, each of which have a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2006. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund, except for the Diversified Bond Fund and Income Plus Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that performance of the Diversified Bond Fund was lower than the median performance of its Peer Group for most time periods and required further review. As part of its further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board of Wells Fargo Funds Trust noted that the performance for the Income Plus Fund was lower than the median performance of the Fund's Peer Group for all time periods and required further review. As part of its further review, the Board noted a change in portfolio manager and received an analysis of, and discussed factors contributing to, the underperformance of the Income Plus Fund. The Boards requested continued reports on the performance of the Diversified Bond Fund and Income Plus Fund, as applicable.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratio of each Fund was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board of Wells Fargo Funds Trust also considered and noted Funds Management's recommendation to reduce the net operating expense ratios for the Ultra-Short Duration Bond Fund in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administration services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider a separate profitability analysis of the Sub-

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Advisers, as their separate profitability from their relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  --Association of Bay Area Governments
      ADR   --American Depositary Receipt
      AMBAC --American Municipal Bond Assurance Corporation
      AMT   --Alternative Minimum Tax
      ARM   --Adjustable Rate Mortgages
      BART  --Bay Area Rapid Transit
      CDA   --Community Development Authority
      CDO   --Collateralized Debt Obligation
      CDSC  --Contingent Deferred Sales Charge
      CGIC  --Capital Guaranty Insurance Company
      CGY   --Capital Guaranty Corporation
      COP   --Certificate of Participation
      CP    --Commercial Paper
      CTF   --Common Trust Fund
      DW&P  --Department of Water & Power
      DWR   --Department of Water Resources
      ECFA  --Educational & Cultural Facilities Authority
      EDFA  --Economic Development Finance Authority
      ETET  --Eagle Tax-Exempt Trust
      FFCB  --Federal Farm Credit Bank
      FGIC  --Financial Guaranty Insurance Corporation
      FHA   --Federal Housing Authority
      FHAG  --Federal Housing Agency
      FHLB  --Federal Home Loan Bank
      FHLMC --Federal Home Loan Mortgage Corporation
      FNMA  --Federal National Mortgage Association
      GDR   --Global Depositary Receipt
      GNMA  --Government National Mortgage Association
      GO    --General Obligation
      HCFR  --Healthcare Facilities Revenue
      HEFA  --Health & Educational Facilities Authority
      HEFAR --Higher Education Facilities Authority Revenue
      HFA   --Housing Finance Authority
      HFFA  --Health Facilities Financing Authority
      IDA   --Industrial Development Authority
      IDAG  --Industrial Development Agency
      IDR   --Industrial Development Revenue
      LIBOR --London Interbank Offered Rate
      LLC   --Limited Liability Corporation
      LOC   --Letter of Credit
      LP    --Limited Partnership
      MBIA  --Municipal Bond Insurance Association
      MFHR  --Multi-Family Housing Revenue
      MTN   --Medium Term Note
      MUD   --Municipal Utility District
      PCFA  --Pollution Control Finance Authority
      PCR   --Pollution Control Revenue
      PFA   --Public Finance Authority
      PFFA  --Public Facilities Financing Authority
      plc   --Public Limited Company
      PSFG  --Public School Fund Guaranty
      R&D   --Research & Development
      RDA   --Redevelopment Authority
      RDFA  --Redevelopment Finance Authority
      REITS --Real Estate Investment Trusts
      SFHR  --Single Family Housing Revenue
      SFMR  --Single Family Mortgage Revenue
      SLMA  --Student Loan Marketing Association
      TBA   --To Be Announced
      TRAN  --Tax Revenue Anticipation Notes
      USD   --Unified School District
      XLCA  --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

       ---------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       ---------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    105048 07-07
                                                                AILD/AR103 05-07

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

Annual Report

MAY 31, 2007

WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

- WELLS FARGO ADVANTAGE CORPORATE BOND FUND

- WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

- WELLS FARGO ADVANTAGE HIGH INCOME FUND

- WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

- WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

- WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Corporate Bond Fund ...................................................     2
   Government Securities Fund ............................................     4
   High Income Fund ......................................................     6
   Short-Term Bond Fund ..................................................     8
   Short-Term High Yield Bond Fund .......................................    10
   Ultra Short-Term Income Fund ..........................................    12
Fund Expenses (Unaudited) ................................................    14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Corporate Bond Fund ...................................................    16
   Government Securities Fund ............................................    25
   High Income Fund ......................................................    35
   Short-Term Bond Fund ..................................................    44
   Short-Term High Yield Bond Fund .......................................    55
   Ultra Short-Term Income Fund ..........................................    62
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    74
   Statements of Operations ..............................................    76
   Statements of Changes in Net Assets ...................................    78
   Financial Highlights ..................................................    86
   Notes to Financial Highlights .........................................    92
Notes to Financial Statements ............................................    93
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................   102
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................   103
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   109
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The views expressed are as of May 31, 2007, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE INCOME FUNDS annual report for the 12-month period that ended May 31, 2007. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC HIGHLIGHTS
--------------------------------------------------------------------------------

      On June 29, 2006, the Fed raised the federal funds rate for the 17th time by 0.25% to 5.25%. Since that time, Fed decisions at subsequent Federal Open Market Committee meetings have left the rate unchanged. Weakness in the U.S. economy, especially in the U.S. housing market and in the subprime mortgage sector, was a likely contributor to the Fed's decision to hold the federal funds rate at 5.25% and to the steady decline in real Gross Domestic Product (GDP) during the period. By the close of the second quarter of 2006, GDP had slowed down to 2.6% and continued to decline to 2.0% by the third quarter of 2006. It fell even further in the first quarter of 2007 to 0.6%. This was well below the 3.5% GDP average growth rate for the previous three years.

      As interest rates held steady in the United States, they rose in overseas markets, which contributed to a decline in the U.S. dollar. There has been some concern that the decline in the U.S. currency may cause some foreign investors to reduce purchases of dollar-denominated securities. So far, however, foreign demand for U.S. securities has remained strong. In the past, a weaker U.S. dollar has been beneficial for the stock market but challenging for the bond market, which was true for this 12-month period.

BONDS TELL TWO DIFFERENT STORIES DURING THE 12-MONTH PERIOD
--------------------------------------------------------------------------------

      During the first six months of the period, bond markets exhibited strong performance. During the third quarter of 2006, the Lehman Brothers U.S. Aggregate Index 1 posted its best quarterly return since the third quarter of 2002. The high-yield sector continued to outperform during the first half of the period. The yield curve inverted during the first six months and resulted in short-term bonds yielding more than long-term bonds. For example, the 10-year Treasury note yield declined from 5.12% as of May 31, 2006, to 4.46% on November 30, 2006, while the 2-year Treasury note yield declined from 5.04% to 4.62% during the same six-month period.

      The second half of the 12-month period told a different story as the bond markets fluctuated with some periods of strength amid general weakness. During this time, the bond markets rallied in late February 2007 as the equity markets suffered a significant correction. Corporate spreads widened moderately in March 2007. The high-yield sector continued to outperform during the second six-month period, producing returns closer to those of the equity indices than the investment-grade bond indices. The yield curve flattened during this second six months, with the 10-year Treasury note yield rising from 4.46% on November 30, 2006, to 4.90% on May 31, 2007. The 2-year Treasury note yield rose from 4.62% on November 30, 2006, to 4.92% on May 31, 2007.

      For the inclusive 12-month period, the 10-year Treasury note yield fell from 5.12% to 4.90% and the 2-year Treasury note yield fell from 5.04% to 4.92%. During the 12-month period, the Lehman Brothers U.S. Government/Credit Index 2 recorded a total return of 6.47%.

PLANNING AHEAD
--------------------------------------------------------------------------------

      The uncertainty of future Fed action and other domestic and global market forces support our belief that successful investing includes a balanced approach of owning a diversified portfolio and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking skilled investment managers--our subadvisers--who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(R). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

   Sincerely,

   /s/ Karla M. Rabusch

   Karla M. Rabusch
   President
   WELLS FARGO ADVANTAGE FUNDS(R)

--------------------------------------------------------------------------------

1 The Lehman Brothers U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

2 The Lehman Brothers U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CORPORATE BOND FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   D. James Newton II, CFA, CPA            12/12/1985
   Janet S. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 7.22% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Credit Bond Index 4, which returned 7.38% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates fell across the yield curve during the period, and the Fund's shorter duration (sensitivity to interest rates) as compared to the Lehman Brothers U.S. Credit Bond Index hurt performance. The Fund's yield curve positioning in the 10-30 year range, however, positively impacted the Fund's performance.

      The Fund's holdings in BB-rated and BBB-rated bonds positively impacted its performance as compared to the benchmark. A low default rate, solid economic conditions, healthy operating results, and a continued demand for higher-yielding securities caused these lower-quality securities to outperform their higher-rated peers. Strong performers included Rogers Wireless, Xerox Corporation, GMAC, and Ford Motor Credit Company.

      The Fund's underweighted position compared to the benchmark in the metals and airline sectors hurt Fund performance. In the metals sector, bonds benefited from strong commodity prices while airline securities did well as a result of high passenger volumes and improving cost structures. Our overweighted position in wireline telecommunication bonds added to the Fund's performance, because attractive yields coupled with the belief that the sector was shielded from leveraged buyout activity (LBO) led to good performance. Another positive factor was the Fund's holdings in the cable sector. The bonds issued by Comcast Corporation and Shaw Communication benefited from good operating results and from generating solid cash flow.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We shifted the Fund's weighting in intermediate maturity securities from an underweighted position compared to the benchmark to a modestly overweighted position. Conversely, we trimmed the Fund's weighting in shorter-duration securities. This change in curve positioning benefited the Fund, as that part of the yield curve flattened during the period.

      During the first half of the period, we also increased the percentage that the Fund held in BB-rated securities. This increase in lower-quality securities was implemented to take advantage of the growing amount of global liquidity, a condition that typically has a positive impact on the credit market. Toward the end of the period, however, we reduced the Fund's BB-rated holdings to reflect our more cautious stance on the credit market. While we believe that it will be some time before the high-grade credit universe experiences significant credit quality deterioration, we believe that now is a good time to take a slightly more defensive position. Some of the BB-rated bonds sold during the period included Citizens Communication and Qwest Communications.

      During the period, we reduced the Fund's holdings in the railroad sector. The Fund's overweighted position at the beginning of the period was based on the view that the railroad business offered a fair amount of stability and was benefiting from a solid economy. However, during the period, industry management teams took more aggressive actions to bolster their stock price at the expense of their balance sheets. We also reduced the Fund's holdings in the energy sector as bond valuations reached expensive levels. While oil and gas prices have been supportive of strong operating results, we became more concerned that management teams would pursue less conservative balance sheets in an effort to benefit shareholders. Alternatively, we increased the Fund's holdings in the finance sector from underweighted to neutral. Some of the dislocation in the subprime mortgage market caused valuations within the sector to reach attractive levels.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the corporate bond market will continue to trade in a range that allows an investor to earn incremental yield above what can be found in a similar maturity Treasury bond. Additionally, it is our belief that while credit fundamentals are past the peak for the current cycle, the deterioration in aggregate balance sheet statistics has been and will continue to be modest. The economy has provided a supportive backdrop for corporations to continue to grow profits and invest in their businesses.

      The credit environment, however, may grow to be more challenging than it has been in the recent past. We expect to see continued LBO activity as well as other shareholder-friendly actions by management teams. This type of event risk generally has a negative impact on a company's bonds. In addition, the prospect of higher interest rates may slow economic activity and profit growth. Finally, the level of global liquidity may peak, reducing demand for risky assets, including corporate bonds.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                               Gross      Net
                                                                                              Expense   Expense
                                                      6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------
   Advisor Class                                         0.52      7.15     5.44      5.39     1.11%     0.95%
------------------------------------------------------------------------------------------------------------------
   Institutional Class                                   0.69      7.53     5.92      5.88     0.65%     0.61%
------------------------------------------------------------------------------------------------------------------
   Investor Class                                        0.60      7.22     5.48      5.53     1.28%     0.98%
------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Credit Bond Index 4           0.37      7.38     5.64      6.51
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasuries                        (4%)
AAA                                    (2%)
AA                                    (11%)
A                                     (16%)
BBB                                   (56%)
BB/Ba                                  (8%)
B                                      (1%)
Cash                                   (2%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
-------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE
                      CORPORATE BOND FUND -     Lehman Brothers U.S. Credit
                         Investor Class                 Bond Index

 5/31/1997                   $10,000                      $10,000
 6/30/1997                   $10,160                      $10,142
 7/31/1997                   $10,534                      $10,513
 8/31/1997                   $10,420                      $10,358
 9/30/1997                   $10,583                      $10,539
10/31/1997                   $10,651                      $10,672
11/30/1997                   $10,733                      $10,733
12/31/1997                   $10,887                      $10,846
 1/31/1998                   $11,055                      $10,975
 2/28/1998                   $11,049                      $10,971
 3/31/1998                   $11,087                      $11,012
 4/30/1998                   $11,148                      $11,081
 5/31/1998                   $11,328                      $11,213
 6/30/1998                   $11,438                      $11,296
 7/31/1998                   $11,432                      $11,285
 8/31/1998                   $11,426                      $11,338
 9/30/1998                   $11,623                      $11,705
10/31/1998                   $11,379                      $11,525
11/30/1998                   $11,572                      $11,742
12/31/1998                   $11,676                      $11,776
 1/31/1999                   $11,835                      $11,893
 2/28/1999                   $11,589                      $11,610
 3/31/1999                   $11,724                      $11,692
 4/30/1999                   $11,799                      $11,727
 5/31/1999                   $11,613                      $11,570
 6/30/1999                   $11,545                      $11,509
 7/31/1999                   $11,546                      $11,446
 8/31/1999                   $11,470                      $11,418
 9/30/1999                   $11,584                      $11,542
10/31/1999                   $11,628                      $11,595
11/30/1999                   $11,657                      $11,607
12/31/1999                   $11,649                      $11,546
 1/31/2000                   $11,648                      $11,505
 2/29/2000                   $11,782                      $11,612
 3/31/2000                   $11,841                      $11,711
 4/30/2000                   $11,723                      $11,608
 5/31/2000                   $11,587                      $11,565
 6/30/2000                   $11,995                      $11,855
 7/31/2000                   $12,153                      $11,999
 8/31/2000                   $12,306                      $12,155
 9/30/2000                   $12,325                      $12,219
10/31/2000                   $12,294                      $12,231
11/30/2000                   $12,332                      $12,389
12/31/2000                   $12,569                      $12,630
 1/31/2001                   $12,989                      $12,975
 2/28/2001                   $13,119                      $13,089
 3/31/2001                   $13,198                      $13,170
 4/30/2001                   $13,187                      $13,122
 5/31/2001                   $13,312                      $13,242
 6/30/2001                   $13,292                      $13,310
 7/31/2001                   $13,692                      $13,657
 8/31/2001                   $13,763                      $13,840
 9/30/2001                   $13,444                      $13,820
10/31/2001                   $13,658                      $14,163
11/30/2001                   $13,544                      $14,040
12/31/2001                   $13,427                      $13,943
 1/31/2002                   $13,344                      $14,061
 2/28/2002                   $13,295                      $14,168
 3/31/2002                   $13,022                      $13,906
 4/30/2002                   $13,043                      $14,100
 5/31/2002                   $13,124                      $14,286
 6/30/2002                   $12,891                      $14,310
 7/31/2002                   $12,473                      $14,302
 8/31/2002                   $12,837                      $14,673
 9/30/2002                   $13,002                      $14,951
10/31/2002                   $12,878                      $14,778
11/30/2002                   $13,171                      $14,970
12/31/2002                   $13,613                      $15,411
 1/31/2003                   $13,677                      $15,461
 2/28/2003                   $14,007                      $15,770
 3/31/2003                   $14,107                      $15,782
 4/30/2003                   $14,442                      $16,073
 5/31/2003                   $14,933                      $16,581
 6/30/2003                   $14,922                      $16,540
 7/31/2003                   $14,243                      $15,834
 8/31/2003                   $14,394                      $15,958
 9/30/2003                   $14,945                      $16,516
10/31/2003                   $14,809                      $16,340
11/30/2003                   $14,928                      $16,415
12/31/2003                   $15,177                      $16,598
 1/31/2004                   $15,353                      $16,766
 2/29/2004                   $15,509                      $16,977
 3/31/2004                   $15,644                      $17,141
 4/30/2004                   $15,126                      $16,601
 5/31/2004                   $14,978                      $16,484
 6/30/2004                   $15,053                      $16,553
 7/31/2004                   $15,262                      $16,758
 8/31/2004                   $15,615                      $17,153
 9/30/2004                   $15,718                      $17,250
10/31/2004                   $15,903                      $17,417
11/30/2004                   $15,800                      $17,242
12/31/2004                   $16,060                      $17,467
 1/31/2005                   $16,207                      $17,606
 2/28/2005                   $16,142                      $17,502
 3/31/2005                   $15,857                      $17,284
 4/30/2005                   $15,998                      $17,516
 5/31/2005                   $16,214                      $17,761
 6/30/2005                   $16,366                      $17,902
 7/31/2005                   $16,260                      $17,722
 8/31/2005                   $16,493                      $17,992
 9/30/2005                   $16,182                      $17,722
10/31/2005                   $15,997                      $17,529
11/30/2005                   $16,090                      $17,635
12/31/2005                   $16,248                      $17,809
 1/31/2006                   $16,249                      $17,773
 2/28/2006                   $16,323                      $17,852
 3/31/2006                   $16,103                      $17,601
 4/30/2006                   $16,023                      $17,536
 5/31/2006                   $15,978                      $17,506
 6/30/2006                   $15,963                      $17,532
 7/31/2006                   $16,193                      $17,790
 8/31/2006                   $16,487                      $18,119
 9/30/2006                   $16,649                      $18,322
10/31/2006                   $16,799                      $18,468
11/30/2006                   $17,030                      $18,729
12/31/2006                   $16,903                      $18,567
 1/31/2007                   $16,907                      $18,563
 2/28/2007                   $17,237                      $18,938
 3/31/2007                   $17,142                      $18,847
 4/30/2007                   $17,278                      $18,983
 5/31/2007                   $17,132                      $18,797

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Corporate Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Credit Bond Index contains publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Index, bonds must be SEC-registered. You cannot invest directly in an Index.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Michael J. Bray, CFA                    10/29/1986
   W. Frank Koster
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.55% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index 4, which returned 6.45%. In addition, the Fund outperformed the Lehman Brothers Intermediate U.S. Government Bond Index 5, which returned 5.48% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates fell substantially during much of the period due in part to a continued retreat in the housing market and investor concern about the subprime mortgage market. The yield of the 10-year U.S. Treasury note fell from 5.12% to 4.46% during the first six months of the period. This move was partially reversed during the second half of the period, and by May 31, 2007, the yield of the 10-year U.S. Treasury had risen to about 4.90%.

      Throughout much of the period, we maintained an interest rate exposure slightly longer than our market-based benchmark. Consequently, we benefited from the decline in interest rates, and the Fund's duration (sensitivity to interest rates) and yield-curve positioning contributed to performance. While we maintained considerable holdings in mortgage-backed securities (MBS), the Fund was underweighted in MBS relative to its benchmark. Holding fewer mortgage securities reduced the incremental income in the Fund and detracted from performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We carried a slightly longer portfolio duration for much of the period and elected to move to a neutral duration as rates declined and the market adjusted to expectations that the Fed would cut the federal funds rate. We were able to take advantage of the situation because the market's expectation was not consistent with our outlook. With respect to yield-curve positioning, the yield curve had inverted and long-term interest rates were lower than short-term interest rates. The inverted yield curve prompted us to change the Fund's neutral duration in order to be well positioned for a steeper yield curve. In addition, we began to add agency debentures and MBS to reduce the Fund's long-standing, underweighted position in these sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The U.S. economic expansion entered a mid-cycle slowdown in the second quarter of 2006. While housing and high energy costs remain impediments to growth, we believe that the worst of the slowdown is now behind us. There could be a few more quarters of subtrend growth as the housing sector continues its retrenchment, but we continue to believe that a slide into recessionary conditions is unlikely this year. Recent data on consumer spending, employment, and manufacturing generally support this view.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will leave its overnight rate targets unchanged for the remainder of this year.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Class C, Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Class C, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Government Securities Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                 Including Sales Charge                     Excluding Sales Charge            Gross      Net
                          -------------------------------------      -------------------------------------   Expense   Expense
                          6-Months*   1-Year   5-Year   10-Year      6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
---------------------------------------------------------------------------------------------------------------------------------
   Class C                  (0.89)     3.89     3.09    4.67            0.11      4.89     3.09      4.67     1.80%     1.70%
---------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                  0.61      5.94     4.35      5.90     0.88%     0.70%
---------------------------------------------------------------------------------------------------------------------------------
   Advisor Class                                                        0.51      5.71     4.02      5.52     1.05%     0.90%
---------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                  0.62      6.17     4.57      6.08     0.60%     0.48%
---------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                       0.38      5.55     4.07      5.69     1.22%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
---------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Excluding Credit Bond Index 4      0.79      6.45     4.40       N/A
---------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Intermediate U.S. Government Bond Index 5         1.01      5.48     3.73      5.43

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities               (20%)
Corporate Bonds                                   (2%)
Municipal Bonds                                   (1%)
U.S. Treasury Bonds                               (8%)
U.S. Treasury Notes                              (18%)
FHLMC                                            (12%)
GNMA                                              (1%)
FNMA                                             (33%)
Cash Management                                   (4%)
Asset Backed Securities                           (1%)

GROWTH OF $10,000 INVESTMENT 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE               WELLS FARGO ADVANTAGE                 Lehman Brothers
                GOVERNMENT SECURITIES FUND -       GOVERNMENT SECURITIES FUND -       Intermediate U.S. Government
                        Class C                            Investor Class                      Bond Index
 5/31/1997               10000                                  10000                            10000
 6/30/1997               10109                                  10118                            10086
 7/31/1997               10382                                  10401                            10272
 8/31/1997               10289                                  10317                            10232
 9/30/1997               10425                                  10462                            10344
10/31/1997               10528                                  10575                            10464
11/30/1997               10564                                  10621                            10487
12/31/1997               10656                                  10723                            10572
 1/31/1998               10791                                  10869                            10710
 2/28/1998               10771                                  10857                            10699
 3/31/1998               10785                                  10882                            10732
 4/30/1998               10833                                  10940                            10784
 5/31/1998               10923                                  11041                            10858
 6/30/1998               11013                                  11142                            10931
 7/31/1998               11018                                  11157                            10973
 8/31/1998               11208                                  11360                            11180
 9/30/1998               11441                                  11606                            11441
10/31/1998               11357                                  11532                            11460
11/30/1998               11378                                  11563                            11425
12/31/1998               11399                                  11595                            11470
 1/31/1999               11464                                  11672                            11521
 2/28/1999               11246                                  11459                            11363
 3/31/1999               11308                                  11533                            11438
 4/30/1999               11326                                  11561                            11469
 5/31/1999               11222                                  11466                            11399
 6/30/1999               11189                                  11443                            11415
 7/31/1999               11155                                  11418                            11417
 8/31/1999               11122                                  11394                            11433
 9/30/1999               11222                                  11507                            11531
10/31/1999               11220                                  11526                            11554
11/30/1999               11208                                  11511                            11562
12/31/1999               11170                                  11469                            11525
 1/31/2000               11133                                  11452                            11487
 2/29/2000               11246                                  11580                            11582
 3/31/2000               11385                                  11723                            11714
 4/30/2000               11348                                  11695                            11709
 5/31/2000               11318                                  11673                            11741
 6/30/2000               11515                                  11896                            11927
 7/31/2000               11603                                  11997                            12006
 8/31/2000               11754                                  12150                            12141
 9/30/2000               11823                                  12230                            12246
10/31/2000               11911                                  12332                            12331
11/30/2000               12100                                  12536                            12512
12/31/2000               12313                                  12768                            12732
 1/31/2001               12487                                  12959                            12902
 2/28/2001               12590                                  13075                            13020
 3/31/2001               12653                                  13151                            13114
 4/30/2001               12567                                  13073                            13072
 5/31/2001               12611                                  13142                            13126
 6/30/2001               12656                                  13188                            13168
 7/31/2001               12923                                  13477                            13414
 8/31/2001               13066                                  13638                            13533
 9/30/2001               13256                                  13848                            13821
10/31/2001               13538                                  14167                            14037
11/30/2001               13341                                  13961                            13870
12/31/2001               13256                                  13885                            13803
 1/31/2002               13321                                  13964                            13863
 2/28/2002               13434                                  14093                            13976
 3/31/2002               13166                                  13822                            13765
 4/30/2002               13454                                  14136                            14023
 5/31/2002               13550                                  14248                            14121
 6/30/2002               13688                                  14405                            14298
 7/31/2002               13950                                  14693                            14567
 8/31/2002               14165                                  14931                            14733
 9/30/2002               14422                                  15215                            14987
10/31/2002               14341                                  15154                            14976
11/30/2002               14232                                  15051                            14858
12/31/2002               14500                                  15337                            15132
 1/31/2003               14474                                  15339                            15099
 2/28/2003               14651                                  15541                            15269
 3/31/2003               14636                                  15524                            15273
 4/30/2003               14688                                  15604                            15316
 5/31/2003               14965                                  15912                            15556
 6/30/2003               14885                                  15838                            15531
 7/31/2003               14368                                  15304                            15154
 8/31/2003               14430                                  15388                            15181
 9/30/2003               14793                                  15791                            15510
10/31/2003               14615                                  15606                            15358
11/30/2003               14612                                  15617                            15360
12/31/2003               14740                                  15766                            15480
 1/31/2004               14833                                  15893                            15563
 2/29/2004               14995                                  16078                            15711
 3/31/2004               15094                                  16197                            15821
 4/30/2004               14650                                  15734                            15467
 5/31/2004               14580                                  15672                            15417
 6/30/2004               14637                                  15746                            15456
 7/31/2004               14751                                  15867                            15567
 8/31/2004               14985                                  16147                            15798
 9/30/2004               15029                                  16207                            15804
10/31/2004               15083                                  16289                            15900
11/30/2004               14977                                  16174                            15752
12/31/2004               15053                                  16286                            15837
 1/31/2005               15125                                  16378                            15858
 2/28/2005               15033                                  16292                            15769
 3/31/2005               14984                                  16254                            15730
 4/30/2005               15142                                  16463                            15914
 5/31/2005               15269                                  16594                            16041
 6/30/2005               15325                                  16680                            16094
 7/31/2005               15190                                  16543                            15957
 8/31/2005               15356                                  16716                            16134
 9/30/2005               15204                                  16576                            16010
10/31/2005               15096                                  16452                            15943
11/30/2005               15130                                  16514                            16008
12/31/2005               15250                                  16639                            16106
 1/31/2006               15225                                  16637                            16104
 2/28/2006               15258                                  16682                            16108
 3/31/2006               15103                                  16523                            16058
 4/30/2006               15080                                  16491                            16072
 5/31/2006               15043                                  16476                            16077
 6/30/2006               15064                                  16509                            16106
 7/31/2006               15236                                  16707                            16275
 8/31/2006               15424                                  16923                            16457
 9/30/2006               15551                                  17055                            16576
10/31/2006               15619                                  17157                            16654
11/30/2006               15762                                  17325                            16787
12/31/2006               15664                                  17228                            16723
 1/31/2007               15626                                  17198                            16725
 2/28/2007               15847                                  17450                            16935
 3/31/2007               15855                                  17471                            16978
 4/30/2007               15925                                  17542                            17053
 5/31/2007               15778                                  17391                            16956

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Aggregate Excluding Credit Bond Index is composed of the Lehman Brothers U.S. Government Bond Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of May 1, 2001. You cannot invest directly in an Index.

5 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

6 Portfolio allocation is subject to change.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND Class C and Investor Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Bond Index. The chart assumes a hypothetical investment of $10,000 in Class C and Investor Class shares, reflects all operating expenses and, for Class C shares, assumes the maximum contingent-deferred sales charge of 1.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   Thomas M. Price, CFA                    12/28/1995

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 10.95% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index 4, which returned 13.19% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The market was much stronger than we expected it to be during the period. Low levels of corporate defaults and global liquidity combined to provide a strong backdrop for high-yield securities. The percentage of U.S. issuers that have defaulted in the prior year, according to Moody's Investors Service, is below 1.5%, close to the lowest level in the last 25 years. The yield on the 10-year U.S. Treasury note also rallied from 5.12% to 4.89% during the period, providing a positive backdrop for high-yield corporate bond returns.

      Several factors contributed to the Fund's relative underperformance. The largest factor was conservative positioning. High-yield spreads finished the period at all-time tight levels compared to U.S. Treasuries. We don't believe that the current risk and reward trade-off justifies a neutral or aggressive stance. We maintained a higher than usual cash balance during the first six months of the period. Our positions in bank debt provided solid income but did not experience the same price appreciation enjoyed by most high-yield bonds. We were also conservatively positioned within the riskiest sectors (CCC and lower) of the market, which significantly outperformed. Another important factor was our decision to limit the Fund's maximum exposure to any one issuer to 3%. General Motors and Ford Motor, along with their finance subsidiaries, represent more than 11% of the Fund's benchmark index. Both issuers significantly outperformed the overall high-yield market during the period. However, we did not believe that having greater exposure would be prudent, because it would require significant concentration of the portfolio in highly correlated companies.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We have been slowly improving the overall credit quality of the portfolio. We ended the period with just over 5% of the portfolio in investment-grade bonds. Most of the securities were rated BB at the time of purchase and were subsequently upgraded by the ratings agencies. We generally maintain cash balances at 3% or less, but our average cash balance during the period was higher than normal.

      The most significant changes we made to the Fund's industry exposures were to increase positions in finance, communications, utilities, and environmental. We significantly reduced positions in the consumer products, energy, metals, entertainment, and home construction industries. Our view is that the slowdown in the housing industry will continue for some time, so we have sold all of our homebuilding bonds. The changes to the remaining industries were driven by our credit analysis of individual companies, rather than a change in our overall view of performance in any given industry.

      We significantly reduced our combined positions in bank debt and floating-rate bonds by approximately 8% during the period, down to 9% of the Fund's holdings. Most of the reduction was in floating-rate bonds. Although these positions are generating attractive income, they have limited potential for price appreciation relative to fixed-rate bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the fundamental backdrop remains favorable for the high-yield market for the near future. We expect default rates to remain low throughout 2007. However, with high-yield spreads at near historically tight levels, we believe that the positive fundamentals are more than reflected in bond prices, and the proper response is to continue to position the Fund accordingly.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH-YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong High-Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                                        Gross      Net
                                                                                                       Expense   Expense
                                                               6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
---------------------------------------------------------------------------------------------------------------------------
   Advisor Class                                                 5.41       10.96    8.97      5.32     1.17%     0.86%
---------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                           5.76       11.39    9.72      5.89     0.77%     0.43%
---------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                5.41       10.95    9.09      5.54     1.34%     0.86%
---------------------------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Corporate High Yield Bond Index 4     5.90       13.19   10.61      6.63
---------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                                       (1%)
BBB                                           (6%)
BB/Ba                                        (23%)
B                                            (50%)
CCC                                          (16%)
Cash                                          (4%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       WELLS FARGO ADVANTAGE       Lehman Brothers
                        HIGH INCOME FUND -       U.S. Corporate High
                          Investor Class           Yield Bond Index

    5/31/1997                 $10,000                  $10,000
    6/30/1997                 $10,169                  $10,139
    7/31/1997                 $10,430                  $10,417
    8/31/1997                 $10,477                  $10,393
    9/30/1997                 $10,732                  $10,599
   10/31/1997                 $10,668                  $10,609
   11/30/1997                 $10,824                  $10,710
   12/31/1997                 $11,028                  $10,804
    1/31/1998                 $11,287                  $10,999
    2/28/1998                 $11,362                  $11,063
    3/31/1998                 $11,515                  $11,167
    4/30/1998                 $11,564                  $11,211
    5/31/1998                 $11,643                  $11,250
    6/30/1998                 $11,696                  $11,290
    7/31/1998                 $11,818                  $11,355
    8/31/1998                 $11,046                  $10,728
    9/30/1998                 $11,074                  $10,777
   10/31/1998                 $10,762                  $10,556
   11/30/1998                 $11,404                  $10,994
   12/31/1998                 $11,366                  $11,006
    1/31/1999                 $11,637                  $11,169
    2/28/1999                 $11,574                  $11,104
    3/31/1999                 $11,777                  $11,209
    4/30/1999                 $12,037                  $11,427
    5/31/1999                 $11,850                  $11,272
    6/30/1999                 $11,866                  $11,248
    7/31/1999                 $11,877                  $11,293
    8/31/1999                 $11,834                  $11,168
    9/30/1999                 $11,760                  $11,088
   10/31/1999                 $11,812                  $11,014
   11/30/1999                 $12,009                  $11,144
   12/31/1999                 $12,253                  $11,269
    1/31/2000                 $12,280                  $11,220
    2/29/2000                 $12,435                  $11,242
    3/31/2000                 $12,077                  $11,006
    4/30/2000                 $12,137                  $11,024
    5/31/2000                 $12,052                  $10,910
    6/30/2000                 $12,340                  $11,133
    7/31/2000                 $12,368                  $11,218
    8/31/2000                 $12,511                  $11,294
    9/30/2000                 $12,431                  $11,196
   10/31/2000                 $12,041                  $10,837
   11/30/2000                 $11,012                  $10,408
   12/31/2000                 $11,386                  $10,609
    1/31/2001                 $12,566                  $11,404
    2/28/2001                 $12,599                  $11,555
    3/31/2001                 $12,143                  $11,283
    4/30/2001                 $12,010                  $11,143
    5/31/2001                 $12,061                  $11,344
    6/30/2001                 $11,534                  $11,025
    7/31/2001                 $11,601                  $11,188
    8/31/2001                 $11,652                  $11,320
    9/30/2001                 $10,632                  $10,559
   10/31/2001                 $10,831                  $10,820
   11/30/2001                 $11,319                  $11,215
   12/31/2001                 $11,306                  $11,169
    1/31/2002                 $11,458                  $11,247
    2/28/2002                 $11,210                  $11,090
    3/31/2002                 $11,333                  $11,357
    4/30/2002                 $11,324                  $11,534
    5/31/2002                 $11,099                  $11,474
    6/30/2002                 $10,320                  $10,628
    7/31/2002                 $ 9,870                  $10,164
    8/31/2002                 $ 9,946                  $10,454
    9/30/2002                 $ 9,857                  $10,317
   10/31/2002                 $ 9,841                  $10,227
   11/30/2002                 $10,454                  $10,860
   12/31/2002                 $10,553                  $11,012
    1/31/2003                 $10,767                  $11,378
    2/28/2003                 $10,972                  $11,519
    3/31/2003                 $11,252                  $11,850
    4/30/2003                 $11,761                  $12,553
    5/31/2003                 $11,785                  $12,683
    6/30/2003                 $12,136                  $13,048
    7/31/2003                 $12,013                  $12,904
    8/31/2003                 $12,137                  $13,052
    9/30/2003                 $12,440                  $13,409
   10/31/2003                 $12,651                  $13,680
   11/30/2003                 $12,845                  $13,887
   12/31/2003                 $13,166                  $14,202
    1/31/2004                 $13,363                  $14,473
    2/29/2004                 $13,311                  $14,437
    3/31/2004                 $13,412                  $14,535
    4/30/2004                 $13,425                  $14,436
    5/31/2004                 $13,237                  $14,191
    6/30/2004                 $13,386                  $14,395
    7/31/2004                 $13,594                  $14,591
    8/31/2004                 $13,778                  $14,877
    9/30/2004                 $13,960                  $15,093
   10/31/2004                 $14,202                  $15,365
   11/30/2004                 $14,351                  $15,551
   12/31/2004                 $14,512                  $15,782
    1/31/2005                 $14,534                  $15,762
    2/28/2005                 $14,717                  $15,994
    3/31/2005                 $14,357                  $15,529
    4/30/2005                 $14,216                  $15,377
    5/31/2005                 $14,394                  $15,650
    6/30/2005                 $14,586                  $15,957
    7/31/2005                 $14,783                  $16,236
    8/31/2005                 $14,848                  $16,267
    9/30/2005                 $14,779                  $16,105
   10/31/2005                 $14,711                  $15,993
   11/30/2005                 $14,891                  $16,076
   12/31/2005                 $15,000                  $16,214
    1/31/2006                 $15,216                  $16,473
    2/28/2006                 $15,318                  $16,583
    3/31/2006                 $15,390                  $16,682
    4/30/2006                 $15,500                  $16,785
    5/31/2006                 $15,453                  $16,783
    6/30/2006                 $15,403                  $16,724
    7/31/2006                 $15,537                  $16,888
    8/31/2006                 $15,734                  $17,162
    9/30/2006                 $15,909                  $17,405
   10/31/2006                 $16,067                  $17,642
   11/30/2006                 $16,266                  $17,938
   12/31/2006                 $16,427                  $18,135
    1/31/2007                 $16,589                  $18,337
    2/28/2007                 $16,786                  $18,594
    3/31/2007                 $16,822                  $18,614
    4/30/2007                 $17,045                  $18,855
    5/31/2007                 $17,145                  $18,996

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rate Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

5 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Allocations are subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH INCOME FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
  Jay N. Mueller, CFA                      08/31/1987
  Janet J. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.01% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4, which returned 5.10% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates fell substantially during the first half of the period despite a decision by the Fed to raise the federal funds rate by 0.25% to 5.25% at its meeting on June 29, 2006. The yield of the 2-year U.S. Treasury note declined from 5.04% on May 31, 2006, to 4.62% as of November 30, 2006. This move was largely reversed in the second half of the period. By May 31, 2007, the yield of the 2-year Treasury had risen back up to 4.92%. The Fed kept the federal funds rate steady at 5.25% throughout the remainder of the period.

      For the most part, we pursued a strategy of seeking to minimize interest rate sensitivity by keeping the Fund's holdings relatively short in duration. This generally detracted from performance in the first half of the period and added to performance in the latter half of the period.

      Adding to relative Fund performance were the excess returns generated by overweighted allocations to corporate and mortgage-backed securities.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      For most of the period, we maintained a defensive interest rate posture. As the period drew to a close, we moved closer to a neutral duration posture, adding interest-rate sensitivity. Our sector allocation strategy was to maintain overweighted positions in both corporate bonds and mortgage-backed securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The U.S. economic expansion entered a mid-cycle slowdown in the second quarter of 2006. While housing and high energy costs remain impediments to growth, we believe that the worst of the slowdown is now behind us. There could be a few more quarters of subtrend growth as the housing sector continues its retrenchment, but we continue to believe that a slide into recessionary conditions is unlikely in 2007. Recent data on consumer spending, employment, and manufacturing generally support this view.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will leave its overnight rate targets unchanged for the remainder of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Short-Term Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                                              Gross      Net
                                                                                                             Expense   Expense
                                                                     6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
---------------------------------------------------------------------------------------------------------------------------------
   Advisor Class                                                        1.86      5.18     3.06      3.77     1.09%     0.85%
---------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                  1.93      5.45     3.58      4.30     0.64%     0.48%
---------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                       1.72      5.01     3.12      3.95     1.26%     0.90%
---------------------------------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4      1.78      5.10     3.26      4.92
---------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 5 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                               (12%)
Collateralized Mortgage Securities                    (18%)
Cash Management                                        (2%)
Corporate Bonds                                       (40%)
GNMA                                                   (1%)
FNMA                                                   (4%)
Municipal Bonds                                       (10%)
FHLMC                                                  (4%)
Foreign Corporate Bond                                 (9%)

GROWTH OF $10,000 INVESTMENT 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE         Lehman Brothers 1-3
                     SHORT-TERM BOND FUND -        Year U.S. Government/
                         Investor Class              Credit Bond Index

  5/31/1997                $10,000                        $10,000
  6/30/1997                $10,068                        $10,070
  7/31/1997                $10,195                        $10,181
  8/31/1997                $10,233                        $10,191
  9/30/1997                $10,291                        $10,270
 10/31/1997                $10,295                        $10,343
 11/30/1997                $10,349                        $10,369
 12/31/1997                $10,416                        $10,438
  1/31/1998                $10,503                        $10,539
  2/28/1998                $10,545                        $10,549
  3/31/1998                $10,585                        $10,590
  4/30/1998                $10,641                        $10,643
  5/31/1998                $10,713                        $10,701
  6/30/1998                $10,761                        $10,756
  7/31/1998                $10,822                        $10,806
  8/31/1998                $10,786                        $10,930
  9/30/1998                $10,826                        $11,077
 10/31/1998                $10,778                        $11,125
 11/30/1998                $10,868                        $11,123
 12/31/1998                $10,926                        $11,166
  1/31/1999                $10,989                        $11,214
  2/28/1999                $10,985                        $11,167
  3/31/1999                $11,085                        $11,246
  4/30/1999                $11,156                        $11,284
  5/31/1999                $11,160                        $11,275
  6/30/1999                $11,173                        $11,309
  7/31/1999                $11,188                        $11,341
  8/31/1999                $11,184                        $11,371
  9/30/1999                $11,260                        $11,447
 10/31/1999                $11,297                        $11,481
 11/30/1999                $11,342                        $11,507
 12/31/1999                $11,390                        $11,518
  1/31/2000                $11,400                        $11,518
  2/29/2000                $11,471                        $11,598
  3/31/2000                $11,510                        $11,664
  4/30/2000                $11,530                        $11,686
  5/31/2000                $11,543                        $11,728
  6/30/2000                $11,690                        $11,857
  7/31/2000                $11,763                        $11,938
  8/31/2000                $11,877                        $12,032
  9/30/2000                $11,949                        $12,131
 10/31/2000                $11,992                        $12,185
 11/30/2000                $12,084                        $12,299
 12/31/2000                $12,212                        $12,448
  1/31/2001                $12,397                        $12,624
  2/28/2001                $12,504                        $12,714
  3/31/2001                $12,624                        $12,817
  4/30/2001                $12,665                        $12,858
  5/31/2001                $12,754                        $12,937
  6/30/2001                $12,777                        $12,986
  7/31/2001                $12,929                        $13,150
  8/31/2001                $12,954                        $13,239
  9/30/2001                $12,794                        $13,437
 10/31/2001                $12,845                        $13,571
 11/30/2001                $12,827                        $13,534
 12/31/2001                $12,762                        $13,541
  1/31/2002                $12,630                        $13,580
  2/28/2002                $12,570                        $13,639
  3/31/2002                $12,517                        $13,550
  4/30/2002                $12,555                        $13,702
  5/31/2002                $12,626                        $13,775
  6/30/2002                $12,620                        $13,885
  7/31/2002                $12,528                        $14,022
  8/31/2002                $12,595                        $14,098
  9/30/2002                $12,697                        $14,221
 10/31/2002                $12,645                        $14,239
 11/30/2002                $12,663                        $14,239
 12/31/2002                $12,841                        $14,393
  1/31/2003                $12,860                        $14,411
  2/28/2003                $12,960                        $14,490
  3/31/2003                $13,001                        $14,521
  4/30/2003                $13,073                        $14,577
  5/31/2003                $13,175                        $14,660
  6/30/2003                $13,213                        $14,692
  7/31/2003                $13,063                        $14,596
  8/31/2003                $13,075                        $14,602
  9/30/2003                $13,247                        $14,763
 10/31/2003                $13,201                        $14,703
 11/30/2003                $13,225                        $14,705
 12/31/2003                $13,325                        $14,798
  1/31/2004                $13,394                        $14,838
  2/29/2004                $13,476                        $14,921
  3/31/2004                $13,561                        $14,974
  4/30/2004                $13,403                        $14,821
  5/31/2004                $13,377                        $14,800
  6/30/2004                $13,398                        $14,804
  7/31/2004                $13,438                        $14,866
  8/31/2004                $13,552                        $14,982
  9/30/2004                $13,575                        $14,975
 10/31/2004                $13,602                        $15,027
 11/30/2004                $13,568                        $14,954
 12/31/2004                $13,611                        $14,990
  1/31/2005                $13,604                        $14,987
  2/28/2005                $13,600                        $14,958
  3/31/2005                $13,583                        $14,946
  4/30/2005                $13,632                        $15,033
  5/31/2005                $13,676                        $15,097
  6/30/2005                $13,719                        $15,131
  7/31/2005                $13,701                        $15,090
  8/31/2005                $13,786                        $15,188
  9/30/2005                $13,768                        $15,150
 10/31/2005                $13,783                        $15,144
 11/30/2005                $13,815                        $15,194
 12/31/2005                $13,881                        $15,253
  1/31/2006                $13,898                        $15,282
  2/28/2006                $13,930                        $15,297
  3/31/2006                $13,950                        $15,316
  4/30/2006                $13,985                        $15,368
  5/31/2006                $14,024                        $15,389
  6/30/2006                $14,044                        $15,420
  7/31/2006                $14,150                        $15,539
  8/31/2006                $14,256                        $15,655
  9/30/2006                $14,329                        $15,738
 10/31/2006                $14,386                        $15,804
 11/30/2006                $14,477                        $15,891
 12/31/2006                $14,486                        $15,899
  1/31/2007                $14,527                        $15,936
  2/28/2007                $14,633                        $16,065
  3/31/2007                $14,676                        $16,128
  4/30/2007                $14,735                        $16,187
  5/31/2007                $14,726                        $16,175

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is a subset of the Lehman Brothers U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Lehman Brothers U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

5 Portfolio allocation is subject to change.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND Investor Class for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION
   Thomas M. Price, CFA                    06/30/1997

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 6.48% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Short-Term High Yield Bond Index III 4, which returned 10.38%. In addition, the Fund underperformed the Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index 5, which returned 9.96% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The primary contributor to the Fund's underperformance was its conservative positioning relative to the Short-Term High Yield Index III. The benchmark had a higher level of risk than is appropriate for the Fund, which seeks to minimize volatility. Consequently, the Fund will typically underperform the index during strong market environments like we have seen during the past 12 months.

      For example, the benchmark was heavily concentrated in General Motors and Ford, with the two companies comprising over 20%. General Motors and Ford bonds had strong positive returns during the period. We maintained combined exposure to the two names below 4% in the Fund to sustain a diversified portfolio and to help minimize volatility.

      We also invested approximately one-quarter to one-third of the Fund's portfolio in floating-rate securities. Because the interest rates of these bonds are reset quarterly, most of their returns come from interest income as opposed to price appreciation. Accordingly, the Fund's weighting in floating-rate debt detracted from performance in relative terms, as the price of many of the securities in the benchmark appreciated.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We did not make any major changes to the Fund's portfolio strategy during the period. Our investments continued to fit into three principal categories. The first category is short-maturity bonds that we expect to be repaid on the maturity date. This category made up approximately two-thirds of the portfolio as of period-end. The second category is high-coupon bonds that are likely to be refinanced in the same way a homeowner might refinance a higher-rate mortgage. This second category has become a small part of the portfolio as the strong high-yield market of the past few years has allowed most of the high-coupon bonds to be refinanced. The third category consists of floating-rate term loans and notes. We ended the period with 21% in term loans and 4% in notes. The term loans are attractive because they are secured by the assets of the issuing company, and we believe that they will outperform in a weaker market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We see a continued favorable fundamental backdrop for the high-yield market and expect the default rate to remain low throughout 2007, and we expect near-term financial performance for most companies to be strong. However, we also believe that most of the positive news is already reflected in bond prices but that current valuations can continue for an extended period of time. Against this backdrop, we do not anticipate making any significant structural changes to the Fund.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH-YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class and Investor Class shares reflects the performance of the Advisor Class and Investor Class shares, respectively, of the Strong Short-Term High Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                                           Gross      Net
                                                             ------------------------------------------   Expense   Expense
                                                             6-Months*   1-Year   5-Year   Life of Fund   Ratio 2   Ratio 3
------------------------------------------------------------------------------------------------------------------------------
   Advisor Class                                               2.88       6.48     5.13        4.93        1.20%      0.86%
------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                              2.88       6.48     5.21        5.13        1.37%      0.86%
------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------------------
      Short-Term High Yield Bond Index III 4                   3.79      10.38     7.29        6.66
------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch High Yield U.S. Corporates, Cash Pay,
         BB Rated, 1-5 Year Index 5                            3.30       9.96     5.91        6.17
------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CREDIT QUALITY 6 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                               (4%)
BBB                                                (8%)
BB/Ba                                             (37%)
B                                                 (51%)

GROWTH OF $10,000 INVESTMENT 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Merrill Lynch
                                                                High Yield U.S.
                WELLS FARGO ADVANTAGE                           Corporates, Cash
             SHORT-TERM HIGH YIELD BOND     Short-Term High      Pay, BB Rated,
                FUND - Investor Class    Yield Bond Index III    1-5 Years Index

 6/30/1997            $10,000                  $10,000              $10,000
 7/31/1997            $10,266                  $10,157              $10,162
 8/31/1997            $10,368                  $10,186              $10,175
 9/30/1997            $10,530                  $10,303              $10,290
10/31/1997            $10,487                  $10,363              $10,362
11/30/1997            $10,642                  $10,423              $10,405
12/31/1997            $10,777                  $10,496              $10,484
 1/31/1998            $10,912                  $10,601              $10,576
 2/28/1998            $11,024                  $10,639              $10,599
 3/31/1998            $11,096                  $10,710              $10,659
 4/30/1998            $11,169                  $10,775              $10,720
 5/31/1998            $11,251                  $10,860              $10,806
 6/30/1998            $11,324                  $10,912              $10,863
 7/31/1998            $11,449                  $10,976              $10,923
 8/31/1998            $11,255                  $10,790              $10,821
 9/30/1998            $11,387                  $10,821              $10,918
10/31/1998            $11,293                  $10,693              $10,797
11/30/1998            $11,578                  $10,930              $10,947
12/31/1998            $11,679                  $11,017              $11,050
 1/31/1999            $11,792                  $11,024              $11,012
 2/28/1999            $11,857                  $11,031              $11,007
 3/31/1999            $11,945                  $11,163              $11,130
 4/30/1999            $12,093                  $11,287              $11,235
 5/31/1999            $12,065                  $11,281              $11,211
 6/30/1999            $12,074                  $11,323              $11,240
 7/31/1999            $12,131                  $11,370              $11,264
 8/31/1999            $12,134                  $11,351              $11,252
 9/30/1999            $12,218                  $11,397              $11,284
10/31/1999            $12,254                  $11,365              $11,253
11/30/1999            $12,368                  $11,420              $11,268
12/31/1999            $12,300                  $11,501              $11,336
 1/31/2000            $12,331                  $11,524              $11,327
 2/29/2000            $12,392                  $11,528              $11,319
 3/31/2000            $12,356                  $11,414              $11,265
 4/30/2000            $12,384                  $11,356              $11,154
 5/31/2000            $12,395                  $11,284              $11,037
 6/30/2000            $12,571                  $11,500              $11,285
 7/31/2000            $12,668                  $11,589              $11,370
 8/31/2000            $12,783                  $11,658              $11,424
 9/30/2000            $12,826                  $11,721              $11,520
10/31/2000            $12,856                  $11,379              $11,200
11/30/2000            $12,715                  $11,299              $11,248
12/31/2000            $12,919                  $11,429              $11,397
 1/31/2001            $13,322                  $12,021              $11,878
 2/28/2001            $13,450                  $12,179              $12,054
 3/31/2001            $13,406                  $12,296              $12,227
 4/30/2001            $13,402                  $12,338              $12,343
 5/31/2001            $13,479                  $12,591              $12,589
 6/30/2001            $13,164                  $12,586              $12,610
 7/31/2001            $13,255                  $12,721              $12,786
 8/31/2001            $13,307                  $12,872              $13,005
 9/30/2001            $12,717                  $12,393              $12,608
10/31/2001            $12,645                  $12,494              $12,849
11/30/2001            $12,779                  $12,756              $13,130
12/31/2001            $12,865                  $12,783              $13,149
 1/31/2002            $12,997                  $12,846              $13,080
 2/28/2002            $12,910                  $12,904              $13,138
 3/31/2002            $12,929                  $13,109              $13,320
 4/30/2002            $12,770                  $13,297              $13,539
 5/31/2002            $12,736                  $13,331              $13,594
 6/30/2002            $12,478                  $12,338              $12,362
 7/31/2002            $12,399                  $11,868              $11,992
 8/31/2002            $12,447                  $12,165              $12,184
 9/30/2002            $12,532                  $12,086              $12,166
10/31/2002            $12,593                  $12,079              $12,145
11/30/2002            $12,736                  $12,601              $12,548
12/31/2002            $12,848                  $12,738              $12,687
 1/31/2003            $12,992                  $12,964              $12,874
 2/28/2003            $13,068                  $13,106              $13,000
 3/31/2003            $13,223                  $13,294              $13,124
 4/30/2003            $13,438                  $13,730              $13,492
 5/31/2003            $13,513                  $13,835              $13,607
 6/30/2003            $13,616                  $14,095              $13,814
 7/31/2003            $13,554                  $14,005              $13,701
 8/31/2003            $13,644                  $14,153              $13,823
 9/30/2003            $13,808                  $14,404              $14,081
10/31/2003            $13,900                  $14,617              $14,276
11/30/2003            $13,975                  $14,759              $14,412
12/31/2003            $14,071                  $14,974              $14,588
 1/31/2004            $14,119                  $15,115              $14,714
 2/29/2004            $14,189                  $15,197              $14,804
 3/31/2004            $14,295                  $15,341              $14,954
 4/30/2004            $14,268                  $15,270              $14,828
 5/31/2004            $14,184                  $15,158              $14,718
 6/30/2004            $14,272                  $15,306              $14,825
 7/31/2004            $14,358                  $15,480              $14,988
 8/31/2004            $14,457                  $15,685              $15,181
 9/30/2004            $14,521                  $15,802              $15,295
10/31/2004            $14,606                  $15,963              $15,421
11/30/2004            $14,607                  $15,999              $15,431
12/31/2004            $14,698                  $16,123              $15,534
 1/31/2005            $14,684                  $16,124              $15,539
 2/28/2005            $14,749                  $16,210              $15,611
 3/31/2005            $14,633                  $15,982              $15,393
 4/30/2005            $14,603                  $15,992              $15,433
 5/31/2005            $14,699                  $16,173              $15,601
 6/30/2005            $14,793                  $16,340              $15,764
 7/31/2005            $14,872                  $16,489              $15,899
 8/31/2005            $14,953                  $16,541              $15,943
 9/30/2005            $14,960                  $16,488              $15,879
10/31/2005            $14,988                  $16,467              $15,855
11/30/2005            $15,068                  $16,493              $15,831
12/31/2005            $15,132                  $16,586              $15,908
 1/31/2006            $15,234                  $16,869              $16,236
 2/28/2006            $15,297                  $16,868              $16,210
 3/31/2006            $15,349                  $17,038              $16,381
 4/30/2006            $15,383                  $17,111              $16,432
 5/31/2006            $15,419                  $17,177              $16,480
 6/30/2006            $15,436                  $17,214              $16,528
 7/31/2006            $15,547                  $17,407              $16,731
 8/31/2006            $15,678                  $17,692              $17,032
 9/30/2006            $15,752                  $17,846              $17,163
10/31/2006            $15,866                  $18,022              $17,329
11/30/2006            $15,958                  $18,268              $17,542
12/31/2006            $16,036                  $18,394              $17,636
 1/31/2007            $16,115                  $18,490              $17,706
 2/28/2007            $16,206                  $18,648              $17,851
 3/31/2007            $16,267                  $18,720              $17,928
 4/30/2007            $16,363                  $18,878              $18,064
 5/31/2007            $16,419                  $18,960              $18,121

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and the 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index.

5 The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

6 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Allocations are subject to change.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND Investor Class for the life of the Fund with the Short-Term High Yield Bond Index III and the Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER                      SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION
   Jay N. Mueller, CFA                     11/25/1988
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.02% 1 for the 12-month period that ended May 31, 2007, underperforming its benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Bond Index 4, which returned 5.23%. In addition, the Fund outperformed the Lehman Brothers 9-12 Month U.S. Short Treasury Index 5, which returned 4.99% and it underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 6, which returned 5.10% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our decision to emphasize certain maturities over the period marginally detracted from the Fund's performance, as did some disappointing performance of certain individual securities. Throughout most of the period, we pursued a strategy of seeking to minimize interest rate sensitivity by keeping the Fund's holdings relatively short in duration and by allocating a significant portion of assets to floating-rate securities, whose interest rates are periodically reset in line with market conditions. This strategy detracted from performance during the first half of the period because short-term yields fell sharply, despite a 0.25% increase in the Fed's overnight rate target at its meeting on June 29, 2006.

      In the latter half of the period, the Fund's defensive stance did not detract as much from performance because short-term interest rates rose modestly. Incremental returns from corporate bonds and mortgage-backed securities (MBS) held in the Fund added to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As market interest rates declined, we continued to target a defensive interest rate posture, stressing short-duration instruments such as floating-rate securities. In the latter part of the period, with rates having risen as we expected, we moved closer to a neutral duration posture in the Fund. Our sector allocation strategy was to maintain substantial positions in both corporate bonds and MBS.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The U.S. economic expansion entered a mid-cycle slowdown in the second quarter of 2006. While housing and high energy costs remained impediments to growth, we believe that the worst of the slowdown is now behind us. There could be a few more quarters of subtrend growth as the housing sector continues its retrenchment, but we continue to believe that a slide into recessionary conditions is unlikely in 2007.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will leave its overnight rate targets unchanged for the remainder of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

1 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class and Administrator Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

                                                                                                                Gross      Net
                                                                                                               Expense   Expense
                                                                       6-Months*   1-Year   5-Year   10-Year   Ratio 2   Ratio 3
-----------------------------------------------------------------------------------------------------------------------------------
   Administrator Class                                                    2.64      5.27     3.23      4.13     0.88%     0.60%
-----------------------------------------------------------------------------------------------------------------------------------
   Advisor Class                                                          2.53      5.06     2.93      3.74     1.06%     0.80%
-----------------------------------------------------------------------------------------------------------------------------------
   Institutional Class                                                    2.76      5.54     3.56      4.37     0.61%     0.35%
-----------------------------------------------------------------------------------------------------------------------------------
   Investor Class                                                         2.40      5.02     3.04      4.00     1.23%     0.84%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Short-Term U.S. Government/Credit Bond Index 4      2.50      5.23      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 9-12 Month U.S. Short Treasury Index 5              2.32      4.99     2.65      4.16
-----------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year Government/Credit Bond Index 6             1.78      5.10     3.27      4.93

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

PORTFOLIO ALLOCATION 7 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Management                                        (5%)
GNMA                                                   (1%)
FHLMC                                                  (4%)
FNMA                                                   (3%)
Asset Backed Securities                               (21%)
Collateralized Mortgage Securities                    (23%)
Foreign Corporate Bonds                                (5%)
Corporate Bonds                                       (35%)
Municipal Bonds                                        (3%)

GROWTH OF $10,000 INVESTMENT 8 (AS OF MAY 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE         Lehman Brothers           Lehman Brothers
               ULTRA SHORT-TERM INCOME     9-12 Month U.S. Short   1-3 Year U.S. Government/
                FUND - Investor Class         Treasury Index           Credit Bond Index
  5/31/1997            $10,000                     $10,000                   $10,000
  5/31/1997            $10,060                     $10,057                   $10,070
  7/31/1997            $10,124                     $10,124                   $10,181
  8/31/1997            $10,187                     $10,159                   $10,191
  9/30/1997            $10,237                     $10,217                   $10,270
 10/31/1997            $10,271                     $10,273                   $10,343
 11/30/1997            $10,320                     $10,309                   $10,369
 12/31/1997            $10,374                     $10,363                   $10,438
  1/31/1998            $10,427                     $10,431                   $10,539
  2/28/1998            $10,475                     $10,460                   $10,549
  3/31/1998            $10,527                     $10,510                   $10,590
  4/30/1998            $10,567                     $10,560                   $10,643
  5/31/1998            $10,641                     $10,609                   $10,701
  6/30/1998            $10,694                     $10,660                   $10,756
  7/31/1998            $10,751                     $10,711                   $10,806
  8/31/1998            $10,736                     $10,789                   $10,930
  9/30/1998            $10,796                     $10,877                   $11,077
 10/31/1998            $10,777                     $10,934                   $11,125
 11/30/1998            $10,830                     $10,949                   $11,123
 12/31/1998            $10,866                     $10,992                   $11,166
  1/31/1999            $10,915                     $11,035                   $11,214
  2/28/1999            $10,962                     $11,049                   $11,167
  3/31/1999            $11,027                     $11,113                   $11,246
  4/30/1999            $11,094                     $11,153                   $11,284
  5/31/1999            $11,133                     $11,186                   $11,275
  6/30/1999            $11,154                     $11,228                   $11,309
  7/31/1999            $11,194                     $11,278                   $11,341
  8/31/1999            $11,211                     $11,314                   $11,371
  9/30/1999            $11,282                     $11,376                   $11,447
 10/31/1999            $11,303                     $11,415                   $11,481
 11/30/1999            $11,370                     $11,444                   $11,507
 12/31/1999            $11,439                     $11,476                   $11,518
  1/31/2000            $11,483                     $11,516                   $11,518
  2/29/2000            $11,536                     $11,575                   $11,598
  3/31/2000            $11,593                     $11,632                   $11,664
  4/30/2000            $11,636                     $11,689                   $11,686
  5/31/2000            $11,697                     $11,740                   $11,728
  6/30/2000            $11,793                     $11,830                   $11,857
  7/31/2000            $11,864                     $11,894                   $11,938
  8/31/2000            $11,941                     $11,933                   $12,032
  9/30/2000            $12,036                     $12,003                   $12,131
 10/31/2000            $12,064                     $12,058                   $12,185
 11/30/2000            $12,140                     $12,138                   $12,299
 12/31/2000            $12,214                     $12,252                   $12,448
  1/31/2001            $12,305                     $12,386                   $12,624
  2/28/2001            $12,394                     $12,440                   $12,714
  3/31/2001            $12,469                     $12,526                   $12,817
  4/30/2001            $12,529                     $12,583                   $12,858
  5/31/2001            $12,614                     $12,655                   $12,937
  6/30/2001            $12,661                     $12,692                   $12,986
  7/31/2001            $12,755                     $12,773                   $13,150
  8/31/2001            $12,816                     $12,808                   $13,239
  9/30/2001            $12,658                     $12,926                   $13,437
 10/31/2001            $12,723                     $13,003                   $13,571
 11/30/2001            $12,764                     $13,026                   $13,534
 12/31/2001            $12,735                     $13,056                   $13,541
  1/31/2002            $12,665                     $13,070                   $13,580
  2/28/2002            $12,646                     $13,100                   $13,639
  3/31/2002            $12,642                     $13,080                   $13,550
  4/30/2002            $12,690                     $13,159                   $13,702
  5/31/2002            $12,738                     $13,186                   $13,775
  6/30/2002            $12,714                     $13,250                   $13,885
  7/31/2002            $12,692                     $13,297                   $14,022
  8/31/2002            $12,714                     $13,312                   $14,098
  9/30/2002            $12,747                     $13,365                   $14,221
 10/31/2002            $12,765                     $13,391                   $14,239
 11/30/2002            $12,783                     $13,396                   $14,239
 12/31/2002            $12,841                     $13,444                   $14,393
  1/31/2003            $12,873                     $13,455                   $14,411
  2/28/2003            $12,939                     $13,473                   $14,490
  3/31/2003            $12,949                     $13,495                   $14,521
  4/30/2003            $13,002                     $13,509                   $14,577
  5/31/2003            $13,041                     $13,524                   $14,660
  6/30/2003            $13,061                     $13,550                   $14,692
  7/31/2003            $13,054                     $13,545                   $14,596
  8/31/2003            $13,062                     $13,558                   $14,602
  9/30/2003            $13,111                     $13,598                   $14,763
 10/31/2003            $13,118                     $13,593                   $14,703
 11/30/2003            $13,138                     $13,594                   $14,705
 12/31/2003            $13,132                     $13,636                   $14,798
  1/31/2004            $13,168                     $13,654                   $14,838
  2/29/2004            $13,214                     $13,678                   $14,921
  3/31/2004            $13,260                     $13,694                   $14,974
  4/30/2004            $13,236                     $13,668                   $14,821
  5/31/2004            $13,237                     $13,668                   $14,800
  6/30/2004            $13,239                     $13,667                   $14,804
  7/31/2004            $13,272                     $13,695                   $14,866
  8/31/2004            $13,304                     $13,732                   $14,982
  9/30/2004            $13,337                     $13,731                   $14,975
 10/31/2004            $13,343                     $13,753                   $15,027
 11/30/2004            $13,351                     $13,743                   $14,954
 12/31/2004            $13,389                     $13,764                   $14,990
  1/31/2005            $13,425                     $13,779                   $14,987
  2/28/2005            $13,448                     $13,784                   $14,958
  3/31/2005            $13,458                     $13,809                   $14,946
  4/30/2005            $13,501                     $13,855                   $15,033
  5/31/2005            $13,590                     $13,897                   $15,097
  6/30/2005            $13,634                     $13,921                   $15,131
  7/31/2005            $13,681                     $13,927                   $15,090
  8/31/2005            $13,703                     $13,982                   $15,188
  9/30/2005            $13,735                     $13,991                   $15,150
 10/31/2005            $13,770                     $14,015                   $15,144
 11/30/2005            $13,805                     $14,058                   $15,194
 12/31/2005            $13,857                     $14,111                   $15,253
  1/31/2006            $13,895                     $14,147                   $15,282
  2/28/2006            $13,933                     $14,181                   $15,297
  3/31/2006            $13,975                     $14,223                   $15,316
  4/30/2006            $14,031                     $14,270                   $15,368
  5/31/2006            $14,091                     $14,312                   $15,389
  6/30/2006            $14,143                     $14,350                   $15,420
  7/31/2006            $14,204                     $14,431                   $15,539
  8/31/2006            $14,281                     $14,501                   $15,655
  9/30/2006            $14,311                     $14,566                   $15,738
 10/31/2006            $14,390                     $14,625                   $15,804
 11/30/2006            $14,452                     $14,685                   $15,891
 12/31/2006            $14,515                     $14,729                   $15,899
  1/31/2007            $14,562                     $14,786                   $15,936
  2/28/2007            $14,638                     $14,855                   $16,065
  3/31/2007            $14,686                     $14,914                   $16,128
  4/30/2007            $14,750                     $14,968                   $16,187
  5/31/2007            $14,799                     $15,025                   $16,175

--------------------------------------------------------------------------------

2 Reflects the gross expense ratio as stated in the October 1, 2006, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government /Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio). However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an Index.

5 The Lehman Brothers 9-12 Month U.S. Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an Index.

6 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

7 Portfolio allocation is subject to change.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND Investor Class shares for the most recent ten years with the Lehman Brothers 9-12 Month U.S. Short Treasury Index and the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (December 1, 2006 to May 31, 2007).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning      Ending
                                                           Account      Account       Expenses      Net Annual
                                                            Value        Value       Paid During     Expense
                                                          12/01/2006   05/31/2007   the Period(1)     Ratio
CORPORATE BOND FUND
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Advisor Class
Actual                                                    $ 1,000.00   $ 1,005.20       $ 4.75         0.95%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,020.19       $ 4.78         0.95%
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Institutional Class
Actual                                                    $ 1,000.00   $ 1,006.90       $ 3.05         0.61%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,021.89       $ 3.07         0.61%
--------------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Investor Class
Actual                                                    $ 1,000.00   $ 1,006.00       $ 4.90         0.98%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,020.04       $ 4.94         0.98%

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Class C
Actual                                                    $ 1,000.00   $ 1,001.10       $ 8.48         1.70%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,016.45       $ 8.55         1.70%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Administrator Class
Actual                                                    $ 1,000.00   $ 1,006.10       $ 3.50         0.70%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,021.44       $ 3.53         0.70%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Advisor Class
Actual                                                    $ 1,000.00   $ 1,005.10       $ 4.50         0.90%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,020.44       $ 4.53         0.90%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Institutional Class
Actual                                                    $ 1,000.00   $ 1,006.20       $ 2.40         0.48%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,022.54       $ 2.42         0.48%
--------------------------------------------------------------------------------------------------------------
Government Securities Fund - Investor Class
Actual                                                    $ 1,000.00   $ 1,003.80       $ 4.75         0.95%
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $ 1,020.19       $ 4.78         0.95%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                           Beginning     Ending
                                                            Account     Account       Expenses     Net Annual
                                                             Value       Value       Paid During    Expense
                                                          12/01/2006   05/31/2007   the Period(1)    Ratio
HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------
High Income Fund - Advisor Class
Actual                                                    $ 1,000.00   $1,054.10       $ 4.40         0.86%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.64       $ 4.33         0.86%
-------------------------------------------------------------------------------------------------------------
High Income Fund - Institutional Class
Actual                                                    $ 1,000.00   $1,057.60       $ 2.21         0.43%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,022.79       $ 2.17         0.43%
-------------------------------------------------------------------------------------------------------------
High Income Fund - Investor Class
Actual                                                    $ 1,000.00   $1,054.10       $ 4.40         0.86%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.64       $ 4.33         0.86%

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Advisor Class
Actual                                                    $ 1,000.00   $1,018.60       $ 4.28         0.85%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.69       $ 4.28         0.85%
-------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Institutional Class
Actual                                                    $ 1,000.00   $1,019.30       $ 2.42         0.48%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,022.54       $ 2.42         0.48%
-------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Investor Class
Actual                                                    $ 1,000.00   $1,017.20       $ 4.53         0.90%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.44       $ 4.53         0.90%

SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Advisor Class
Actual                                                    $ 1,000.00   $1,028.80       $ 4.35         0.86%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.64       $ 4.33         0.86%
-------------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Investor Class
Actual                                                    $ 1,000.00   $1,028.80       $ 4.35         0.86%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.64       $ 4.33         0.86%

ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Administrator Class
Actual                                                    $ 1,000.00   $1,026.40       $ 3.03         0.60%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,021.94       $ 3.02         0.60%
-------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Advisor Class
Actual                                                    $ 1,000.00   $1,025.30       $ 4.04         0.80%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.94       $ 4.03         0.80%
-------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Institutional Class
Actual                                                    $ 1,000.00   $1,027.60       $ 1.77         0.35%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,023.19       $ 1.77         0.35%
-------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Investor Class
Actual                                                    $ 1,000.00   $1,024.00       $ 4.24         0.84%
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $ 1,000.00   $1,020.74       $ 4.23         0.84%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six-month period).

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$       588  FHLMC #170027                                                              14.75%       03/01/2010   $          658
      3,392  FHLMC #170065                                                              14.00        09/01/2012            3,802

                                                                                                                           4,460
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
      1,873  GNMA #45265                                                                15.00        08/15/2011            2,133
      1,164  GNMA #53809                                                                15.00        02/15/2012            1,329
      1,680  GNMA #54340                                                                15.00        05/15/2012            1,917

                                                                                                                           5,379
                                                                                                                  --------------
SMALL BUSINESS ADMINISTRATION - 0.01%
    273,217  SBA #40013++(C)(I)                                                          3.38        09/30/2017            6,830
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $576,993)                                                                                   16,669
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 72.82%

AGRICULTURAL PRODUCTION CROPS - 0.85%
  2,129,000  BUNGE LIMITED FINANCE CORPORATION                                           4.38        12/15/2008        2,090,316
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 1.09%
    745,000  FEDERATED DEPARTMENT STORES INCORPORATED                                    6.90        04/01/2029          747,409
  1,855,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                                   6.88        10/15/2015        1,941,705

                                                                                                                       2,689,114
                                                                                                                  --------------
COMMUNICATIONS - 11.84%
  1,195,000  ALAMOSA DELAWARE INCORPORATED                                               8.50        01/31/2012        1,258,329
  3,415,000  AT&T CORPORATION                                                            8.00        11/15/2031        4,175,906
  3,025,000  COMCAST CORPORATION                                                         5.88        02/15/2018        2,980,638
  1,185,000  COMCAST CORPORATION                                                         6.45        03/15/2037        1,162,567
  1,200,000  COX COMMUNICATIONS INCORPORATED                                             4.63        01/15/2010        1,174,658
    955,000  EMBARQ CORPORATION                                                          7.08        06/01/2016          972,752
  2,215,000  EMBARQ CORPORATION                                                          8.00        06/01/2036        2,310,165
  2,420,000  HISTORIC TW INCORPORATED                                                    6.63        05/15/2029        2,397,787
  1,080,000  NEWS AMERICA HOLDINGS INCORPORATED                                          8.25        08/10/2018        1,263,239
  2,835,000  NEXTEL COMMUNICATIONS SERIES F                                              5.95        03/15/2014        2,752,992
  1,410,000  SPRINT CAPITAL CORPORATION                                                  6.88        11/15/2028        1,375,999
      5,000  SPRINT NEXTEL CORPORATION                                                   6.00        12/01/2016            4,821
  1,475,000  TIME WARNER CABLE INCORPORATED++                                            6.55        05/01/2037        1,453,011
  1,490,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                        7.75        02/15/2015        1,597,480
  2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                     6.13        01/15/2013        2,184,920
  1,000,000  VIACOM INCORPORATED                                                         5.75        04/30/2011        1,002,045
  1,040,000  VIACOM INCORPORATED                                                         6.88        04/30/2036        1,025,778

                                                                                                                      29,093,087
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 6.43%
  1,305,000  BAC CAPITAL TRUST XIV+/-                                                    5.63        12/31/2049        1,286,709
  4,500,000  CITIGROUP INCORPORATED                                                      5.00        09/15/2014        4,334,211
  1,420,000  COMERCIA BANK SERIES BKNT                                                   5.75        11/21/2016        1,401,999

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$ 1,775,000  JPMORGAN CHASE & COMPANY                                                    5.13%       09/15/2014   $    1,728,234
  1,695,000  M&T BANK CORPORATION+++/-                                                   3.85        04/01/2013        1,673,392
  1,680,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                    5.63        12/01/2021        1,633,966
    995,000  SB TREASURY COMPANY LLC+++/-                                                9.40        12/31/2049        1,031,819
  2,605,000  WASHINGTON MUTUAL CAPITAL I                                                 8.38        06/01/2027        2,717,810

                                                                                                                      15,808,140
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.17%
  1,540,000  DARDEN RESTAURANTS                                                          6.00        08/15/2035        1,329,599
  1,400,000  YUM! BRANDS INCORPORATED                                                    8.88        04/15/2011        1,549,145

                                                                                                                       2,878,744
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 10.97%
  1,097,000  BEAVER VALLEY II FUNDING CORPORATION                                        8.63        06/01/2007        1,097,000
  2,250,000  CAROLINA POWER & LIGHT COMPANY                                              5.15        04/01/2015        2,188,886
    825,000  CLEVELAND ELECTRIC ILLUMINATION                                             5.65        12/15/2013          818,690
  3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                         5.38        04/15/2013        3,617,445
  1,410,000  ENERGY EAST CORPORATION                                                     6.75        07/15/2036        1,460,385
  1,735,000  IPALCO ENTERPRISES INCORPORATED                                             8.38        11/14/2008        1,791,388
    955,000  IPALCO ENTERPRISES INCORPORATED                                             8.63        11/14/2011        1,038,563
  1,460,000  METROPOLITAN EDISON COMPANY                                                 4.95        03/15/2013        1,400,232
  2,045,000  MONONGAHELA POWER COMPANY                                                   6.70        06/15/2014        2,154,526
  1,550,000  NEVADA POWER COMPANY SERIES N                                               6.65        04/01/2036        1,587,079
  1,025,000  NEVADA POWER COMPANY SERIES O                                               6.50        05/15/2018        1,051,416
    770,000  POTOMAC EDISON COMPANY                                                      5.35        11/15/2014          751,893
  1,044,679  SALTON SEA FUNDING CORPORATION SERIES F                                     7.48        11/30/2018        1,113,106
  1,650,778  SALTON SEA FUNDING SERIES C                                                 7.84        05/30/2010        1,687,920
  1,550,000  SOUTHERN CALIFORNIA EDISON                                                  7.63        01/15/2010        1,630,005
    865,000  TENNESSEE GAS PIPELINE COMPANY                                              7.50        04/01/2017          947,226
  1,465,000  WASTE MANAGEMENT INCORPORATED                                               7.38        08/01/2010        1,537,520
  1,165,000  WESTAR ENERGY INCORPORATED                                                  5.88        07/15/2036        1,066,752

                                                                                                                      26,940,032
                                                                                                                  --------------
ELECTRONICS - 1.14%
  2,555,553  FPL ENERGY CAITHNESS FUNDING++                                              7.65        12/31/2018        2,806,534
                                                                                                                  --------------
ENGINEERING - 0.48%
  1,210,000  FUND AMERICAN COMPANIES INCORPORATED                                        5.88        05/15/2013        1,193,098
                                                                                                                  --------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE - 0.47%
  1,170,000  SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES 07-B++          6.75        12/01/2013        1,158,206
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.60%
  1,490,000  MILLER BREWING CORPORATION++                                                5.50        08/15/2013        1,464,123
                                                                                                                  --------------
FOOD STORES - 1.31%
  1,680,000  DELHAIZE AMERICA INCORPORATED                                               9.00        04/15/2031        2,079,353
  1,085,000  SAFEWAY INCORPORATED<<                                                      7.25        02/01/2031        1,134,032

                                                                                                                       3,213,385
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FORESTRY - 0.86%
$ 2,103,000  WEYERHAEUSER COMPANY                                                        5.95%       11/01/2008   $    2,116,754
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 3.41%
  3,500,000  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED                               4.88        08/15/2010        3,451,504
  2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        4.13        03/04/2008        1,982,648
  3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                               5.42        01/29/2020        2,933,519

                                                                                                                       8,367,671
                                                                                                                  --------------
INSURANCE CARRIERS - 0.94%
  1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                             6.85        11/15/2015        1,139,680
  1,215,000  WR BERKLEY CORPORATION                                                      6.25        02/15/2037        1,164,574

                                                                                                                       2,304,254
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 1.23%
    980,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                6.13        07/01/2015          975,018
  2,000,000  THERMO ELECTRON CORPORATION                                                 7.63        10/30/2008        2,046,652

                                                                                                                       3,021,670
                                                                                                                  --------------
METAL MINING - 0.63%
  1,635,000  CODELCO INCORPORATED++                                                      4.75        10/15/2014        1,546,138
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.71%
  1,769,379  CVS LEASE PASS THROUGH SERIES T++                                           6.04        12/10/2028        1,736,787
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.59%
  1,210,000  CAPITAL ONE BANK                                                            6.50        06/13/2013        1,249,144
  1,565,000  COUNTRYWIDE FINANCIAL CORPORATION                                           6.25        05/15/2016        1,574,592
  1,375,000  FORD MOTOR CREDIT COMPANY                                                   6.63        06/16/2008        1,376,239
  2,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            5.88        02/15/2012        2,541,103
  1,125,000  GMAC LLC<<                                                                  6.13        01/22/2008        1,122,515
  1,420,000  GMAC LLC                                                                    6.00        12/15/2011        1,384,219
  1,505,000  RESIDENTIAL CAPITAL CORPORATION                                             6.38        06/30/2010        1,502,153
    525,000  RESIDENTIAL CAPITAL CORPORATION                                             6.50        04/17/2013          518,892

                                                                                                                      11,268,857
                                                                                                                  --------------
OFFICE EQUIPMENT - 0.62%
  1,470,000  XEROX CORPORATION                                                           6.75        02/01/2017        1,521,231
                                                                                                                  --------------
OIL & GAS EXTRACTION - 1.74%
    445,000  DEVON FINANCING CORPORATION ULC                                             7.88        09/30/2031          524,715
  2,160,000  PEMEX PROJECT FUNDING MASTER TRUST                                          8.85        09/15/2007        2,178,360
  1,455,000  XTO ENERGY INCORPORATED                                                     7.50        04/15/2012        1,570,446

                                                                                                                       4,273,521
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.40%
  1,000,000  PLUM CREEK TIMBERLANDS                                                      5.88        11/15/2015          971,814
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 1.06%
$ 1,500,000  AMERADA HESS CORPORATION                                                    7.13%       03/15/2033   $    1,604,510
  1,000,000  TESORO CORPORATION++                                                        6.50        06/01/2017        1,001,250

                                                                                                                       2,605,760
                                                                                                                  --------------
PHARMACEUTICALS - 1.22%
  1,925,000  WYETH                                                                       6.95        03/15/2011        2,020,062
  1,000,000  WYETH                                                                       5.95        04/01/2037          968,726

                                                                                                                       2,988,788
                                                                                                                  --------------
PIPELINES - 2.26%
  1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                     5.60        10/15/2014        1,150,300
  2,155,000  PLAINS ALL AMERICAN PIPELINE LP                                             5.63        12/15/2013        2,121,365
    910,000  TEXAS EASTERN TRANSMISSION LP                                               7.00        07/15/2032          998,289
  1,180,000  WILLIAMS COMPANIES INCORPORATED                                             7.63        07/15/2019        1,295,050

                                                                                                                       5,565,004
                                                                                                                  --------------
PIPELINES & NATURAL GAS - 0.50%
  1,235,000  ENERGY TRANSFER PARTNERS LP                                                 5.95        02/01/2015        1,233,628
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.41%
    945,000   CBS CORPORATION                                                            7.88        07/30/2030          996,403
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.45%
  1,080,000  UNION PACIFIC CORPORATION                                                   6.50        04/15/2012        1,115,505
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.88%
  1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                            6.63        09/15/2011        1,316,892
  1,310,000  BRANDYWINE OPERATION PARTNERS                                               5.75        04/01/2012        1,313,863
  2,785,000  EQUITY ONE INCORPORATED                                                     3.88        04/15/2009        2,690,711
  1,075,000  ERP OPERATING LP<<                                                          6.95        03/02/2011        1,128,044
  2,660,000  HRPT PROPERTIES TRUST                                                       5.75        02/15/2014        2,633,818
    850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.65        06/01/2014          846,108
  1,880,000  LIBERTY PROPERTY LP                                                         7.25        03/15/2011        1,977,833
  1,410,000  RECKSON OPERATING PARTNERSHIP LP                                            6.00        03/31/2016        1,371,803
  1,210,000  ROUSE COMPANY                                                               3.63        03/15/2009        1,157,970

                                                                                                                      14,437,042
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.45%
  6,000,000  GOLDMAN SACHS GROUP INCORPORATED<<                                          5.50        11/15/2014        5,934,102
  1,470,000  LAZARD GROUP LLC                                                            7.13        05/15/2015        1,529,041
  1,370,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN+/-<<                    5.86        11/29/2049        1,355,507
  1,880,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.11        01/29/2037        1,820,699
  5,000,000  MORGAN STANLEY                                                              6.75        04/15/2011        5,208,955

                                                                                                                      15,848,304
                                                                                                                  --------------
TECHNOLOGY - 0.61%
  1,455,000  AVNET INCORPORATED                                                          6.63        09/15/2016        1,488,685
                                                                                                                  --------------
TOBACCO PRODUCTS - 0.61%
  1,480,000  ALTRIA GROUP INCORPORATED                                                   7.65        07/01/2008        1,511,922
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION BY AIR - 0.39%
$   965,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                  5.98%       04/19/2022   $      955,350
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.50%
  2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                      6.50        11/15/2013        2,268,390
  1,365,000  GOODRICH COMPANY                                                            6.29        07/01/2016        1,407,711

                                                                                                                       3,676,101
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $180,691,898)                                                                    178,885,968
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 14.76%
  1,425,000  AMERICA MOVIL SA DE CV+++/-                                                 5.45        06/27/2008        1,423,447
  1,515,000  AMERICA MOVIL SA DE CV                                                      5.50        03/01/2014        1,494,602
  1,255,000  BARCLAYS BANK PLC+++/-                                                      5.93        12/31/2049        1,239,176
  1,455,000  BRITISH TELECOM PLC                                                         9.13        12/15/2030        1,954,662
  1,580,000  COMMONWEALTH BANK AUSTRALIA+++/-                                            6.02        03/29/2049        1,564,353
  1,250,000  CONTROLADORA COMERCIAL MEXICANA                                             6.63        06/01/2015        1,273,459
  1,440,000  EMBRAER OVERSEAS LIMITED++                                                  6.38        01/24/2017        1,444,500
    725,000  GAZ CAPITAL FOR GAZPROM++                                                   6.51        03/07/2022          737,688
  1,180,000  GRUPO TELEVISA SA                                                           6.63        03/18/2025        1,234,086
  2,500,000  HSBC HOLDINGS PLC                                                           6.50        05/02/2036        2,620,880
  1,605,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                         6.35        07/29/2049        1,609,813
  1,410,000  PCCW HKT CAPITAL LIMITED++                                                  8.00        11/15/2011        1,532,860
    960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                     6.13        10/06/2016          964,800
  1,750,000  ROGERS WIRELESS INCORPORATED                                                6.38        03/01/2014        1,795,278
  1,470,000  SHAW COMMUNICATIONS INCORPORATED                                            7.20        12/15/2011        1,537,988
  1,420,000  SMFG PREFERRED CAPITAL+++/-                                                 6.08        12/29/2049        1,397,351
  2,000,000  TELECOM ITALIA CAPITAL                                                      5.25        10/01/2015        1,891,150
    755,000  TELECOM ITALIA CAPITAL                                                      7.20        07/18/2036          791,510
    835,000  TELEFONICA EMISIONES SAU                                                    7.05        06/20/2036          885,533
  1,415,000  UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                          8.00        02/11/2010        1,466,648
  1,475,000  VALE OVERSEAS LIMITED                                                       6.88        11/21/2036        1,510,822
  1,545,000  VODAFONE GROUP PLC                                                          6.15        02/27/2037        1,490,758
  2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                               7.38        12/15/2028        2,978,060
  1,440,000  WESTFIELD GROUP++                                                           5.70        10/01/2016        1,429,404

TOTAL FOREIGN CORPORATE BONDS@ (COST $35,714,497)                                                                     36,268,828
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS - 2.02%
  4,580,000  UNITED MEXICAN STATES<<                                                     7.50        01/14/2012        4,971,590

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $4,678,140)                                                                      4,971,590
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 2.83%

CALIFORNIA - 0.46%
  1,135,000  BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED NOTES
             (PROPERTY TAX REVENUE)                                                      7.40        11/01/2007        1,135,182
                                                                                                                  --------------
IOWA - 0.18%
    440,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX REVENUE LOC)      6.79        06/01/2010          446,552
                                                                                                                  --------------
LOUISIANA - 0.51%
  1,246,129  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
             REVENUE LOC)                                                                6.36        05/15/2025        1,243,525
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
OREGON - 0.70%
$ 1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
             REVENUE)                                                                    6.88%       10/01/2011   $    1,729,064
                                                                                                                  --------------
VIRGINIA - 0.58%
  1,425,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA SERIES A1                       6.71        06/01/2046        1,412,674
                                                                                                                  --------------
WISCONSIN - 0.40%
  1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)                                       5.85        12/01/2022          993,960
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $6,963,386)                                                                        6,960,957
                                                                                                                  --------------
US TREASURY  SECURITIES - 4.50%

US TREASURY BILLS - 0.08%
    210,000  US TREASURY BILL^                                                           4.87        07/26/2007          208,492
                                                                                                                  --------------
US TREASURY BONDS - 0.90%
  2,405,000  US TREASURY BOND<<                                                          4.50        02/15/2036        2,213,916
                                                                                                                  --------------
US TREASURY NOTES - 3.52%
  6,550,000  US TREASURY NOTE<<                                                          4.50        04/30/2012        6,448,167
    955,000  US TREASURY NOTE<<                                                          4.63        02/15/2017          934,483
  1,300,000  US TREASURY NOTE<<                                                          4.50        05/15/2017        1,260,188

                                                                                                                       8,642,838
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $11,160,493)                                                                       11,065,246
                                                                                                                  --------------
TERM LOANS - 0.58%
  1,429,200  REYNOLDS AMERICAN INCORPORATED TERM LOAN                                    7.13        04/24/2012        1,437,238

TOTAL TERM LOANS (COST $1,432,069)                                                                                     1,437,238
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 8.39%

COLLATERAL INVESTED IN OTHER ASSETS - 8.39%
     66,035  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                    5.40        11/21/2007           66,062
      1,981  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.41        06/27/2007            1,981
        726  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.47        01/18/2008              727
      5,481  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                          5.31        07/10/2007            5,481
      6,603  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                          5.45        09/27/2007            6,607
     97,633  APRECO LLC++                                                                5.27        06/15/2007           97,433
    132,070  AQUIFER FUNDING LIMITED++                                                   5.29        06/07/2007          131,955
    264,140  ATLAS CAPITAL FUNDING CORPORATION+++/-                                      5.31        04/25/2008          264,066
    165,087  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                          5.35        10/25/2007          165,102
    387,526  ATOMIUM FUNDING CORPORATION                                                 5.30        07/26/2007          384,422
    132,070  ATOMIUM FUNDING CORPORATION++                                               5.30        08/07/2007          130,782
    125,083  ATOMIUM FUNDING CORPORATION                                                 5.31        08/15/2007          123,717
    349,985  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.38        08/22/2007          349,985
     34,008  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.94        09/27/2007           34,077
    165,087  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.39        10/05/2007          165,087
    300,459  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                           5.44        10/03/2007          300,588
    330,175  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $330,224)                                                   5.36        06/01/2007          330,175
    594,314  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $594,402)       5.36        06/01/2007          594,314
      4,715  BETA FINANCE INCORPORATED                                                   5.32        07/16/2007            4,684

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    99,052  BETA FINANCE INCORPORATED SERIES MTN+++/-                                   5.32%       07/17/2007   $       99,055
    198,105  BNP PARIBAS+/-                                                              5.33        05/07/2008          198,073
    528,279  BNP PARIBAS REPURCHASE AGREEMENT(MATURITY VALUE $528,358)                   5.36        06/01/2007          528,279
    264,140  BUCKINGHAM II CDO LLC++                                                     5.33        06/28/2007          263,099
    115,561  CAIRN HIGH GRADE FUNDING I LLC                                              5.25        06/07/2007          115,461
     26,414  CAIRN HIGH GRADE FUNDING I LLC                                              5.28        06/15/2007           26,360
    138,673  CAIRN HIGH GRADE FUNDING I LLC++                                            5.29        06/21/2007          138,268
    126,787  CAIRN HIGH GRADE FUNDING I LLC++                                            5.30        07/11/2007          126,049
     35,989  CAIRN HIGH GRADE FUNDING I LLC++                                            5.33        07/17/2007           35,748
    165,087  CAIRN HIGH GRADE FUNDING I LLC++                                            5.31        07/19/2007          163,933
      2,575  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                               5.43        08/20/2007            2,576
    143,666  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/11/2007          143,456
    128,768  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/14/2007          128,523
    112,259  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/10/2007          111,622
    200,792  CEDAR SPRINGS CAPITAL COMPANY                                               5.31        08/07/2007          198,835
     99,052  CHARTA LLC++                                                                5.29        06/22/2007           98,749
     33,017  CHARTA LLC                                                                  5.30        07/12/2007           32,820
     29,716  CHEYNE FINANCE LLC++                                                        5.24        06/07/2007           29,690
    528,279  CHEYNE FINANCE LLC                                                          5.25        06/18/2007          526,969
    132,070  CHEYNE FINANCE LLC                                                          5.24        07/17/2007          131,185
    132,070  CHEYNE FINANCE LLC                                                          5.25        07/18/2007          131,166
    165,087  CHEYNE FINANCE LLC+++/-                                                     5.30        02/25/2008          165,069
     66,035  CIT GROUP INCORPORATED+/-                                                   5.42        12/19/2007           66,036
  1,712,109  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,712,364)                  5.36        06/01/2007        1,712,109
    165,087  COBBLER FUNDING LIMITED++                                                   5.31        07/25/2007          163,790
     93,215  COBBLER FUNDING LIMITED                                                     5.31        07/30/2007           92,414
     26,414  COMERICA BANK+/-                                                            5.33        07/20/2007           26,417
    277,347  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                                5.29        06/12/2007          276,903
     33,017  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                  5.32        06/26/2007           32,897
     15,122  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                 5.72        10/29/2007           15,153
     83,673  DEER VALLEY FUNDING LLC++                                                   5.28        06/04/2007           83,636
    231,122  DEER VALLEY FUNDING LLC++                                                   5.30        06/15/2007          230,651
    155,525  DEER VALLEY FUNDING LLC                                                     5.31        07/11/2007          154,620
    132,070  DEER VALLEY FUNDING LLC++                                                   5.32        07/13/2007          131,263
     13,392  ERASMUS CAPITAL CORPORATION++                                               5.28        06/15/2007           13,365
     32,549  FAIRWAY FINANCE CORPORATION++                                               5.32        06/26/2007           32,430
    132,070  FCAR OWNER TRUST SERIES II                                                  5.26        06/11/2007          131,877
     66,035  FCAR OWNER TRUST SERIES II                                                  5.27        06/21/2007           65,842
      5,587  FCAR OWNER TRUST SERIES II                                                  5.25        06/22/2007            5,569
     42,923  FCAR OWNER TRUST SERIES II                                                  5.26        07/20/2007           42,617
  1,808,499  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,808,768)               5.36        06/01/2007        1,808,499
    132,070  FIVE FINANCE INCORPORATED                                                   5.27        06/22/2007          131,666
      6,603  FIVE FINANCE INCORPORATED+++/-                                              5.31        09/13/2007            6,605
    118,863  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                              5.24        06/18/2007          118,568
     16,515  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                              5.25        06/25/2007           16,458
    105,656  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               5.40        06/18/2007          105,656
    133,358  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                         5.41        06/22/2007          133,363
    224,783  GENWORTH FINANCIAL INCORPORATED+/-                                          5.50        06/15/2007          224,790

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   145,277  GEORGE STREET FINANCE LLC++                                                 5.29%       06/15/2007   $      144,980
     67,864  GEORGE STREET FINANCE LLC                                                   5.29        06/20/2007           67,676
    165,087  GERMAN RESIDENTIAL FUNDING+++/-                                             5.33        08/22/2007          165,087
    165,087  GERMAN RESIDENTIAL FUNDING+++/-                                             5.34        08/22/2007          165,087
    444,633  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                            5.33        07/19/2007          441,525
     66,035  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/07/2007           65,391
    165,087  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/08/2007          163,453
    203,480  HUDSON-THAMES LLC                                                           5.24        07/16/2007          202,147
      4,622  IBM CORPORATION SERIES MTN+/-                                               5.35        06/28/2007            4,622
    231,122  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.39        09/17/2007          231,122
    297,157  KESTREL FUNDING US LLC++                                                    5.28        06/28/2007          295,986
    237,726  KESTREL FUNDING US LLC+++/-                                                 5.29        02/25/2008          237,726
    133,206  KLIO FUNDING CORPORATION++                                                  5.29        07/24/2007          132,179
    336,646  KLIO III FUNDING CORPORATION++                                              5.29        06/22/2007          335,616
    243,299  KLIO III FUNDING CORPORATION++                                              5.30        07/13/2007          241,813
     38,961  KLIO III FUNDING CORPORATION++                                              5.30        07/23/2007           38,666
    151,880  KLIO III FUNDING CORPORATION++                                              5.29        07/24/2007          150,709
    134,949  LA FAYETTE ASSET SECURITIZATION CORPORATION                                 5.29        06/15/2007          134,674
    118,863  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        07/03/2007          118,309
     36,068  LIBERTY HARBOUR CDO II LIMITED                                              5.29        06/06/2007           36,042
    224,585  LIBERTY HARBOUR CDO II LIMITED++                                            5.27        06/25/2007          223,799
     16,509  LIBERTY LIGHT US CAPITAL+++/-                                               5.34        11/21/2007           16,516
      9,905  LIQUID FUNDING LIMITED++                                                    5.26        07/16/2007            9,840
    237,726  LIQUID FUNDING LIMITED                                                      5.29        07/30/2007          235,684
    330,175  LIQUID FUNDING LIMITED+++/-                                                 5.29        08/15/2007          326,569
    495,262  LIQUID FUNDING LIMITED+++/-                                                 5.33        06/11/2008          495,103
      6,603  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   5.33        02/15/2008            6,602
      4,953  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.59        01/02/2008            4,960
      1,123  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                         5.39        08/24/2007            1,123
     19,810  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                         5.47        08/27/2007           19,819
    165,087  METLIFE GLOBAL FUNDING I+++/-                                               5.31        02/22/2008          165,076
     14,198  MORGAN STANLEY+/-                                                           5.48        11/09/2007           14,207
    101,529  MORGAN STANLEY SERIES EXL+/-                                                5.38        06/13/2008          101,538
    165,087  NATEXIS BANQUES POPULAIRES+++/-                                             5.35        11/09/2007          165,127
    260,508  NATIONWIDE BUILDING SOCIETY+++/-                                            5.48        07/20/2007          260,557
     16,509  NATIONWIDE BUILDING SOCIETY+/-                                              5.48        07/20/2007           16,514
     27,834  NORTH SEA FUNDING LLC                                                       5.32        06/05/2007           27,818
    310,067  RACERS TRUST SERIES 2004-6-MM+++/-                                          5.37        11/22/2007          310,140
    165,087  SAINT GERMAIN FUNDING++                                                     5.28        06/01/2007          165,087
    118,863  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                                  5.33        10/26/2007          118,864
    132,070  SLM CORPORATION+++/-                                                        5.32        05/12/2008          132,070
     40,413  SLM CORPORATION SERIES MTN1+/-                                              5.57        07/25/2007           40,388
     11,655  SOCIETE GENERALE NORTH AMERICA                                              5.26        06/20/2007           11,623
     49,196  STANFIELD VICTORIA FUNDING LLC                                              5.26        06/21/2007           49,052
    264,140  STANFIELD VICTORIA FUNDING LLC+++/-                                         5.35        04/03/2008          264,245
     96,411  TANGO FINANCE CORPORATION                                                   5.30        07/31/2007           95,569
     66,035  TASMAN FUNDING INCORPORATED++                                               5.29        06/12/2007           65,929
    660,349  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   5.51        12/31/2007          660,349

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   126,913  TRAVELERS INSURANCE COMPANY+/-                                              5.39%       02/08/2008   $      126,910
      5,138  UBS FINANCE (DELAWARE) LLC                                                  5.32        07/16/2007            5,104
    165,087  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                          5.34        06/06/2008          165,089
     35,659  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.35        12/03/2007           35,669
     11,226  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.34        12/13/2007           11,211
     19,810  VETRA FINANCE INCORPORATED++                                                5.30        07/30/2007           19,640
        991  WACHOVIA CORPORATION+/-                                                     5.41        07/20/2007              991
     66,035  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                    5.30        07/27/2007           65,497
     57,899  WHISTLEJACKET CAPITAL LIMITED                                               5.33        06/15/2007           57,781
    165,087  WHISTLEJACKET CAPITAL LIMITED                                               5.28        07/12/2007          164,105
     52,828  WHITE PINE FINANCE LLC+++/-                                                 5.33        06/21/2007           52,828
    143,289  WHITE PINE FINANCE LLC                                                      5.28        06/25/2007          142,788
      3,302  WORLD SAVINGS BANK FSB+/-                                                   5.42        06/01/2007            3,302
        660  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                       5.36        10/19/2007              660

                                                                                                                      20,603,977
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,603,977)                                                            20,603,977
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.17%
  2,876,335  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,876,335
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,876,335)                                                                         2,876,335
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $264,697,788)*                                             107.08%                                          $  263,086,808

OTHER ASSETS AND LIABILITIES, NET                                 (7.08)                                             (17,402,614)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  245,684,194
                                                                 ======                                           ==============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,876,335.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $264,826,604 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                         $ 2,148,896
         GROSS UNREALIZED DEPRECIATION                          (3,888,692)
                                                               -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)            $(1,739,796)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 50.88%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.69%
$39,525,000  FHLMC<<                                                                     5.13%       10/24/2007   $   39,512,352
     12,678  FHLMC #160053                                                               8.00        07/01/2008           12,821
         15  FHLMC #170046                                                              14.50        03/01/2011               16
        138  FHLMC #170053                                                              14.75        08/01/2011              156
      4,556  FHLMC #170053                                                              15.00        08/01/2011            5,157
        263  FHLMC #170069                                                              14.00        11/01/2012              303
     74,902  FHLMC #170215                                                               8.00        02/01/2017           78,336
     96,249  FHLMC #170235                                                              10.50        08/01/2019          107,555
         40  FHLMC #181626                                                               8.50        07/01/2007               40
      8,399  FHLMC #182079                                                               8.00        02/01/2010            8,596
      9,535  FHLMC #182104                                                               8.00        12/01/2010            9,758
     12,042  FHLMC #1B0123+/-                                                            7.53        09/01/2031           12,138
     15,242  FHLMC #1B0128+/-                                                            7.53        09/01/2031           15,361
    578,720  FHLMC #1B0129+/-                                                            7.50        09/01/2031          583,296
     67,580  FHLMC #272877                                                               8.00        08/01/2009           68,342
     73,871  FHLMC #279063                                                               9.00        08/01/2009           75,269
    142,647  FHLMC #552435                                                              10.50        08/01/2020          160,570
     27,908  FHLMC #555158                                                               8.50        05/01/2016           28,440
    559,231  FHLMC #555503                                                               9.00        04/01/2021          593,231
    135,847  FHLMC #555515                                                               8.50        10/01/2013          136,495
    834,039  FHLMC #611023+/-                                                            7.13        10/01/2026          839,592
    197,593  FHLMC #786210+/-                                                            7.13        01/01/2026          193,307
  1,537,111  FHLMC #786823+/-                                                            7.13        07/01/2029        1,555,785
    750,784  FHLMC #789483+/-                                                            5.67        06/01/2032          764,190
    232,979  FHLMC #865496+/-                                                            5.65        05/01/2026          234,196
    193,739  FHLMC #884009                                                              10.50        05/01/2020          218,279
     47,694  FHLMC #A01434                                                               9.00        06/01/2016           49,825
    295,621  FHLMC #A01562                                                               9.00        11/01/2018          312,809
     53,435  FHLMC #A01607                                                               8.50        06/01/2011           54,160
    148,758  FHLMC #A01620                                                               9.00        04/01/2017          157,407
     97,324  FHLMC #A01860                                                               8.50        06/01/2017           98,032
  2,149,558  FHLMC #E79794                                                               7.00        10/01/2014        2,216,656
    364,946  FHLMC #G00319                                                               9.50        04/01/2025          398,473
    405,325  FHLMC #G01236                                                              10.00        10/01/2021          439,095
 10,722,511  FHLMC #G08102<<                                                             6.50        12/01/2035       10,908,242
     44,588  FHLMC #G10783                                                               8.50        06/01/2012           46,540
    592,383  FHLMC #G11136                                                               6.50        05/01/2011          600,991
    360,292  FHLMC #G11200                                                               8.00        01/01/2012          371,884
  6,249,736  FHLMC #G11209<<                                                             7.50        12/01/2011        6,391,226
  2,021,162  FHLMC #G11345                                                               7.50        12/01/2011        2,066,111
  3,659,295  FHLMC #G11368                                                               7.50        12/01/2012        3,749,154
 13,919,377  FHLMC #G18005<<                                                             5.00        08/01/2019       13,593,397
  1,792,284  FHLMC #G80106                                                              10.00        08/17/2022        1,996,871
  3,015,489  FHLMC #G80116                                                              10.00        02/17/2025        3,308,515
  3,574,911  FHLMC #G80193<<                                                             9.50        09/17/2022        3,857,113
    551,858  FHLMC #G90023                                                               7.00        11/17/2013          566,330

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$    60,313  FHLMC #N70012                                                              10.50%       08/01/2020   $       67,690
 25,000,000  FHLMC SERIES MTN<<                                                          5.00        12/14/2018       23,991,150
 25,907,000  FHLMC TBA%%                                                                 5.50        06/01/2037       25,291,709

                                                                                                                     145,746,961
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 35.25%
 28,250,000  FNMA<<                                                                      5.00        09/14/2007       28,229,632
 25,030,754  FNMA #878059                                                                5.50        03/01/2036       24,451,418
 12,500,882  FNMA #886087<<                                                              6.50        07/01/2036       12,697,968
    255,079  FNMA #100042                                                               11.00        10/15/2020          280,328
    422,798  FNMA #100285                                                                9.50        12/15/2020          465,857
    709,454  FNMA #103102+/-                                                             5.64        03/01/2018          712,382
        774  FNMA #1376                                                                 15.50        10/01/2012              885
    390,294  FNMA #190180                                                                9.00        07/01/2021          419,135
     84,840  FNMA #303548                                                                8.50        02/01/2012           85,351
    787,837  FNMA #313419                                                                8.50        12/01/2026          853,460
    280,077  FNMA #323013                                                                9.00        10/01/2021          306,695
  1,315,268  FNMA #323284                                                                8.50        05/01/2017        1,390,651
  5,952,303  FNMA #323756                                                                6.20        05/01/2009        5,970,265
     37,092  FNMA #364215                                                                7.50        07/01/2015           37,505
      5,797  FNMA #364217                                                                7.00        09/01/2015            5,845
  3,261,653  FNMA #368034                                                                8.00        11/01/2026        3,494,091
  4,288,755  FNMA #398800                                                                8.00        06/01/2012        4,434,502
    275,143  FNMA #398805                                                                8.50        11/01/2011          287,089
    207,255  FNMA #426843                                                               11.00        02/01/2019          229,175
    261,832  FNMA #439935                                                                8.00        04/01/2017          271,768
  1,306,968  FNMA #457277+/-                                                             6.21        10/01/2027        1,312,441
    518,059  FNMA #458018                                                               12.00        07/15/2014          592,140
    977,362  FNMA #487758                                                                8.50        05/01/2026        1,057,843
    287,949  FNMA #487759                                                                9.50        07/01/2028          316,069
    323,816  FNMA #516051                                                                9.50        01/01/2021          353,008
     32,835  FNMA #52                                                                    8.50        07/01/2010           33,503
    378,718  FNMA #535537                                                                9.00        07/01/2028          408,855
  1,036,908  FNMA #535573                                                                8.00        11/01/2013        1,059,409
    620,854  FNMA #535752                                                               10.00        12/01/2020          691,111
  1,445,136  FNMA #538435+/-                                                             7.32        07/01/2026        1,459,206
      3,600  FNMA #545016                                                                9.00        11/01/2012            3,713
    224,899  FNMA #545117+/-                                                             7.29        12/01/2040          226,355
  1,935,734  FNMA #545187+/-                                                             5.89        09/01/2031        1,986,161
    360,098  FNMA #545208+/-                                                             7.15        09/01/2031          364,418
  1,290,722  FNMA #545460<<+/-                                                           7.22        11/01/2031        1,315,647
  2,800,889  FNMA #54844+/-                                                              5.65        09/01/2027        2,826,719
  1,701,628  FNMA #555161                                                                6.00        12/01/2013        1,723,181
  8,272,024  FNMA #555569                                                                6.00        05/01/2016        8,370,504
     52,799  FNMA #62895                                                                 8.75        01/01/2010           54,432
    984,092  FNMA #635726+/-                                                             7.00        04/01/2032        1,000,586
    774,280  FNMA #646643<<+/-                                                           5.95        06/01/2032          782,554
  2,108,476  FNMA #66414+/-                                                              6.16        09/01/2028        2,113,541

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,896,381  FNMA #675479+/-                                                             7.85%       01/01/2033   $    1,923,038
    609,155  FNMA #675491+/-                                                             8.18        04/01/2033          620,370
     67,908  FNMA #695514                                                                8.50        10/01/2026           72,707
    696,243  FNMA #695519                                                                8.50        11/01/2026          747,752
  1,593,935  FNMA #724438                                                                8.50        06/01/2027        1,711,698
    776,127  FNMA #724658+/-                                                             7.96        07/01/2033          791,606
 31,400,463  FNMA #725249<<                                                              5.00        03/01/2034       29,970,665
  6,738,619  FNMA #725638<<                                                              5.00        12/01/2018        6,586,807
 51,929,046  FNMA #735062                                                                5.50        08/01/2033       50,845,792
  9,946,317  FNMA #735613                                                                6.00        02/01/2035       10,001,337
 18,133,252  FNMA #739503<<                                                              5.50        09/01/2033       17,754,988
 17,543,204  FNMA #740227<<                                                              5.50        09/01/2033       17,177,248
 14,936,102  FNMA #835168                                                                5.50        08/01/2035       14,604,189
 15,096,628  FNMA #886686+/-                                                             6.21        08/01/2036       15,271,182
  4,834,269  FNMA #886761<<                                                              7.00        09/01/2036        4,980,834
 10,517,181  FNMA #892283<<+/-                                                           5.87        09/01/2036       10,590,197
 13,714,280  FNMA #894157                                                                6.50        10/01/2036       13,930,497
  9,423,289  FNMA #894199<<                                                              6.50        10/01/2036        9,571,854
  7,801,267  FNMA #895998                                                                6.50        07/01/2036        7,924,260
  5,990,425  FNMA #900560<<                                                              6.50        09/01/2036        6,084,869
  5,668,010  FNMA #902200                                                                6.50        11/01/2036        5,757,370
 29,311,000  FNMA TBA%%                                                                  5.50        06/01/2021       29,082,022
 32,953,000  FNMA TBA%%                                                                  5.00        06/01/2036       31,356,823
  4,585,000  FNMA TBA%%                                                                  6.50        06/01/2037        4,656,641

                                                                                                                     404,690,144
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.91%
  8,565,000  GNMA                                                                        4.27        06/16/2029        8,372,330
      6,968  GNMA #126600                                                               13.00        11/15/2014            7,939
      5,912  GNMA #201                                                                  14.00        09/20/2014            6,687
      3,456  GNMA #45629                                                                13.00        02/15/2011            3,906
     10,247  GNMA #52538                                                                15.00        07/15/2012           11,695
         40  GNMA #56900                                                                15.00        07/15/2012               43
      6,091  GNMA #780051                                                                9.00        12/15/2009            6,100
    479,528  GNMA #780104                                                                9.50        10/20/2019          518,047
    343,014  GNMA #780110                                                               12.50        04/15/2019          390,175
        624  GNMA #780182                                                                9.00        01/15/2008              625
  2,201,972  GNMA #780288<<                                                              8.00        12/15/2023        2,363,510
    380,916  GNMA #780763                                                                7.50        12/15/2010          386,939
  1,539,619  GNMA #780867<<                                                              8.35        04/15/2020        1,652,174
    953,858  GNMA #780980<<                                                              8.40        05/15/2020        1,039,336
    716,588  GNMA #8678+/-                                                               5.75        08/20/2020          724,012
    469,860  GNMA #8714+/-                                                               6.13        11/20/2020          475,378
      3,678  GNMA #95643                                                                15.00        09/15/2012            4,188
 17,878,886  GNMA SERIES 2006-3 CLASS A                                                  4.21        01/16/2028       17,415,861

                                                                                                                      33,378,945
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
SMALL BUSINESS ADMINISTRATION - 0.03%
$ 3,263,837  SBA #440019++(C)(I)                                                         2.47%       02/28/2018   $      135,143
  3,695,268  SBA SERIES 1992-6 CLASS A++(C)(I)                                           2.10        10/15/2017          153,007

                                                                                                                         288,150
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $594,409,621)                                                                          584,104,200
                                                                                                                  --------------
ASSET BACKED SECURITIES - 0.67%
    664,469  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-            5.78        11/25/2028          666,937
  2,667,928  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-             5.60        05/25/2030        2,668,310
  1,310,381  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-             5.60        09/25/2031        1,310,569
    931,773  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                               5.56        05/25/2032          931,773
    730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                               5.60        03/25/2033          730,523
  1,334,615  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                             5.47        01/25/2035        1,335,515

TOTAL ASSET BACKED SECURITIES (COST $7,639,594)                                                                        7,643,627
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.29%
  7,901,264  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1             5.50        11/25/2020        7,800,033
  2,526,397  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                      6.00        02/25/2017        2,527,118
    181,087  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001
             CLASS 1+/-(I)                                                               7.02        01/25/2008          181,087
    189,874  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002 CLASS 1+/-         6.71        07/25/2008          189,874
  1,643,459  FHA INSURED PROJECT LOAN #956++(A)                                          2.93        11/01/2012        1,610,590
    601,132  FHLMC SERIES 1582 CLASS A+/-                                                5.38        09/15/2008          598,488
     97,756  FHLMC SERIES 16 CLASS D                                                    10.00        10/15/2019          102,493
  2,878,230  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6               9.50        02/25/2042        3,088,425
  2,398,877  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B             6.50        03/25/2043        2,397,133
  1,787,359  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-           6.27        03/25/2043        1,812,227
  7,852,419  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-           5.96        07/25/2043        8,183,490
  2,999,313  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                  9.50        06/25/2030        3,148,858
  5,922,279  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                                 9.50        12/25/2041        6,271,475
  1,505,570  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                                 9.50        08/25/2041        1,593,647
  3,698,176  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                               6.18        07/25/2041        3,760,522
  3,941,555  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                              6.04        10/25/2041        4,016,795
 12,598,790  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                                 6.50        07/25/2042       12,792,515
    262,574  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                                   8.50        07/25/2022           72,084
    719,630  FNMA INTEREST STRIP SERIES 265 CLASS 2                                      9.00        03/01/2024          788,834
     93,401  FNMA INTEREST STRIP SERIES B CLASS 1                                        6.00        05/01/2009           92,528
     95,393  FNMA INTEREST STRIP SERIES C CLASS 1                                        6.00        05/01/2009           94,575
     78,840  FNMA INTEREST STRIP SERIES K CLASS 1                                        6.00        11/01/2008           73,310
    355,497  FNMA SERIES 1988-2 CLASS Z                                                 10.10        02/25/2018          385,648
    145,686  FNMA SERIES 1988-7 CLASS Z                                                  9.25        04/25/2018          153,695
    817,170  FNMA SERIES 1989-10 CLASS Z                                                 9.50        03/25/2019          884,090
    557,812  FNMA SERIES 1989-100 CLASS Z                                                8.75        12/25/2019          588,287
  1,450,462  FNMA SERIES 1989-12 CLASS Y                                                10.00        03/25/2019        1,598,410
    918,639  FNMA SERIES 1989-22 CLASS G                                                10.00        05/25/2019        1,006,416
    182,821  FNMA SERIES 1989-63 CLASS Z                                                 9.40        10/25/2019          193,037
    238,065  FNMA SERIES 1989-98 CLASS E                                                 9.20        12/25/2019          251,426
    445,412  FNMA SERIES 1990-144 CLASS W                                                9.50        12/25/2020          483,109
    331,972  FNMA SERIES 1990-75 CLASS Z                                                 9.50        07/25/2020          360,755

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   201,310  FNMA SERIES 1990-84 CLASS Y                                                 9.00%       07/25/2020   $      213,089
    777,836  FNMA SERIES 1990-96 CLASS Z                                                 9.67        08/25/2020          847,454
    285,601  FNMA SERIES 1991-5 CLASS Z                                                  8.75        01/25/2021          304,527
  1,095,301  FNMA SERIES 1991-85 CLASS Z                                                 8.00        06/25/2021        1,123,888
    764,162  FNMA SERIES 1992-45 CLASS Z                                                 8.00        04/25/2022          791,410
    694,763  FNMA SERIES G-8 CLASS E                                                     9.00        04/25/2021          747,924
  1,499,353  FNMA SERIES G92-30 CLASS Z                                                  7.00        06/25/2022        1,539,742
    380,818  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                   9.61        09/25/2028          398,720
    220,370  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                 8.00        06/25/2033          222,285
  3,850,976  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                                   4.61        08/25/2043        3,820,296
  8,933,826  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                                 6.02        08/25/2042        9,106,786
  1,730,992  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                   5.54        04/25/2033        1,731,384
  7,084,583  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                  6.09        08/25/2042        7,215,834
  7,298,841  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                                 9.44        10/25/2042        7,768,119
    263,149  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                    4.75        12/25/2042          261,982
  3,514,156  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                                10.24        12/25/2042        3,749,806
    578,211  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                   5.56        06/25/2033          572,789
  7,068,173  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                   7.00        08/25/2044        7,284,727
 12,107,719  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                            5.88        05/15/2016       12,127,591
 12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                             4.70        12/16/2027       11,971,917
227,978,705  GNMA SERIES 2005-23 CLASS IO+/-(C)                                          0.95        06/17/2045       12,037,982
  6,529,619  GNMA SERIES 2005-34 CLASS A                                                 3.96        09/16/2021        6,399,887
 11,874,055  GNMA SERIES 2005-59 CLASS A                                                 4.39        05/16/2023       11,659,804
  6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                              5.41        04/16/2039        5,820,957
 12,510,000  GNMA SERIES 2006-32 CLASS C+/-                                              5.52        11/16/2038       12,176,242
 87,158,379  GNMA SERIES 2006-32 CLASS XM+/-(C)                                          0.62        11/16/2045        4,874,236
 12,520,000  GNMA SERIES 2006-68 CLASS D+/-                                              5.31        12/16/2037       12,026,927
157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
             CLASS XPB+/-++(C)                                                           1.75        01/11/2035        1,470,832
  7,349,375  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                        5.11        06/25/2035        7,270,482
  8,941,537  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS               4.95        09/28/2044        8,818,412
             1A1+/-++
  6,572,146  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++            6.50        10/25/2034        6,652,719
125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS               0.80        11/13/2011        1,658,244
             X2+/-(C)
  1,003,323  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                              8.88        02/15/2025        1,056,736
  1,491,765  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                               8.79        06/15/2025        1,603,681
 90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS                1.37        11/15/2034          560,231
             IO3+/-++(C)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $235,312,600)                                                        232,988,616
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 2.28%

APPAREL & ACCESSORY STORES - 0.00%
        172  SEARS ROEBUCK ACCEPTANCE                                                    6.70        04/15/2012              174
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.28%
 26,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                 5.87        07/31/2008       26,169,780
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $26,236,454)                                                                      26,169,954
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 1.36%

ARKANSAS - 0.19%
$ 2,025,998  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)                9.75%       11/15/2014   $    2,220,616
                                                                                                                  --------------
FLORIDA - 0.50%
  5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT PREREFUNDED
             (OTHER REVENUE)SS.                                                         11.50        10/01/2013        5,759,723
                                                                                                                  --------------
TEXAS - 0.67%
  5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)                   10.00        12/15/2020        7,640,994
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $16,054,923)                                                                      15,621,333
                                                                                                                  --------------
US TREASURY SECURITIES - 29.67%

US TREASURY BILLS - 0.09%
  1,060,000  US TREASURY BILL^                                                           4.87        07/26/2007        1,052,389
                                                                                                                  --------------
US TREASURY BONDS - 4.84%
 10,590,000  US TREASURY BOND<<                                                          8.75        05/15/2017       13,728,940
 18,535,000  US TREASURY BOND<<                                                          6.00        02/15/2026       20,515,928
 10,975,000  US TREASURY BOND<<                                                          5.38        02/15/2031       11,445,729
 10,690,000  US TREASURY BOND<<                                                          4.50        02/15/2036        9,840,647

                                                                                                                      55,531,244
                                                                                                                  --------------
US TREASURY NOTES - 24.74%
 52,600,000  US TREASURY NOTE<<                                                          4.88        08/15/2009       52,554,817
 31,470,000  US TREASURY NOTE<<                                                          4.25        10/15/2010       30,894,697
 70,000,000  US TREASURY NOTE<<                                                          4.88        04/30/2011       70,054,670
  1,000,000  US TREASURY NOTE                                                            4.63        02/29/2012          990,312
 38,525,000  US TREASURY NOTE<<                                                          4.00        11/15/2012       37,008,078
 11,570,000  US TREASURY NOTE<<                                                         10.38        11/15/2012       11,836,654
 28,595,000  US TREASURY NOTE<<                                                         12.00        08/15/2013       30,933,985
 50,205,000  US TREASURY NOTE<<                                                          4.75        05/15/2014       49,836,298

                                                                                                                     284,109,511
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $347,876,684)                                                                     340,693,144
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 49.76%

COLLATERAL INVESTED IN OTHER ASSETS - 49.76%
  1,743,888  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                    5.40        11/21/2007        1,744,603
     52,317  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.41        06/27/2007           52,319
     19,183  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.47        01/18/2008           19,196
    144,743  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          5.31        07/10/2007          144,738
    174,389  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          5.45        09/27/2007          174,492
  2,578,338  APRECO LLC++                                                                5.27        06/15/2007        2,573,079
  3,487,776  AQUIFER FUNDING LIMITED++                                                   5.29        06/07/2007        3,484,742
  6,975,552  ATLAS CAPITAL FUNDING CORPORATION+/-++                                      5.31        04/25/2008        6,973,599
  4,359,720  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                          5.35        10/25/2007        4,360,112
 10,234,007  ATOMIUM FUNDING CORPORATION                                                 5.30        07/26/2007       10,152,033
  3,487,776  ATOMIUM FUNDING CORPORATION++                                               5.30        08/07/2007        3,453,770

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,303,273  ATOMIUM FUNDING CORPORATION                                                 5.31%       08/15/2007   $    3,267,201
  9,242,607  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.38        08/22/2007        9,242,607
    898,102  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.94        09/27/2007          899,934
  4,359,720  BEAR STEARNS & COMPANY INCORPORATED+/-                                      5.39        10/05/2007        4,359,720
  7,934,691  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                           5.44        10/03/2007        7,938,102
  8,719,440  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $8,720,738)                                                           5.36        06/01/2007        8,719,440
 15,694,992  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE                 5.36        06/01/2007       15,694,992
             $15,697,329)
    124,514  BETA FINANCE INCORPORATED                                                   5.32        07/16/2007          123,698
  2,615,832  BETA FINANCE INCORPORATED SERIES MTN+/-++                                   5.32        07/17/2007        2,615,911
  5,231,664  BNP PARIBAS+/-                                                              5.33        05/07/2008        5,230,827
 13,951,104  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $13,953,181)               5.36        06/01/2007       13,951,104
  6,975,552  BUCKINGHAM II CDO LLC++                                                     5.33        06/28/2007        6,948,068
  3,051,804  CAIRN HIGH GRADE FUNDING I LLC                                              5.25        06/07/2007        3,049,149
    697,555  CAIRN HIGH GRADE FUNDING I LLC                                              5.28        06/15/2007          696,132
  3,662,165  CAIRN HIGH GRADE FUNDING I LLC++                                            5.29        06/21/2007        3,651,471
  3,348,265  CAIRN HIGH GRADE FUNDING I LLC++                                            5.30        07/11/2007        3,328,778
    950,419  CAIRN HIGH GRADE FUNDING I LLC++                                            5.33        07/17/2007          944,051
  4,359,720  CAIRN HIGH GRADE FUNDING I LLC++                                            5.31        07/19/2007        4,329,246
     68,012  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                               5.43        08/20/2007           68,027
  3,794,003  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/11/2007        3,788,464
  3,400,582  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/14/2007        3,394,121
  2,964,610  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/10/2007        2,947,771
  5,302,640  CEDAR SPRINGS CAPITAL COMPANY                                               5.31        08/07/2007        5,250,940
  2,615,832  CHARTA LLC++                                                                5.29        06/22/2007        2,607,828
    871,944  CHARTA LLC                                                                  5.30        07/12/2007          866,739
    784,750  CHEYNE FINANCE LLC++                                                        5.24        06/07/2007          784,067
 13,951,104  CHEYNE FINANCE LLC                                                          5.25        06/18/2007       13,916,506
  3,487,776  CHEYNE FINANCE LLC                                                          5.24        07/17/2007        3,464,408
  3,487,776  CHEYNE FINANCE LLC                                                          5.25        07/18/2007        3,463,920
  4,359,720  CHEYNE FINANCE LLC+/-++                                                     5.30        02/25/2008        4,359,241
  1,743,888  CIT GROUP INCORPORATED+/-                                                   5.42        12/19/2007        1,743,905
 45,941,152  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $45,947,992)                 5.36        06/01/2007       45,941,152
  4,359,720  COBBLER FUNDING LIMITED++                                                   5.31        07/25/2007        4,325,453
  2,461,672  COBBLER FUNDING LIMITED                                                     5.31        07/30/2007        2,440,527
  1,089,393  COBBLER FUNDING LIMITED++                                                   5.22        10/25/2007        1,066,331
    697,555  COMERICA BANK+/-                                                            5.33        07/20/2007          697,638
 25,640,000  CONCORD MINUTEMEN CAPITAL COMPANY                                           5.24        08/21/2007       25,337,704
  7,324,330  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                                5.29        06/12/2007        7,312,611
    871,944  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                  5.32        06/26/2007          868,761
    399,350  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                 5.72        10/29/2007          400,173
  2,209,681  DEER VALLEY FUNDING LLC++                                                   5.28        06/04/2007        2,208,708
  6,103,608  DEER VALLEY FUNDING LLC++                                                   5.30        06/15/2007        6,091,157
  4,107,205  DEER VALLEY FUNDING LLC                                                     5.31        07/11/2007        4,083,301
  3,487,776  DEER VALLEY FUNDING LLC++                                                   5.32        07/13/2007        3,466,466
    353,660  ERASMUS CAPITAL CORPORATION++                                               5.28        06/15/2007          352,939

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--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   859,562  FAIRWAY FINANCE CORPORATION++                                               5.32%       06/26/2007   $      856,425
  3,487,776  FCAR OWNER TRUST SERIES II                                                  5.26        06/11/2007        3,482,684
  1,743,888  FCAR OWNER TRUST SERIES II                                                  5.27        06/21/2007        1,738,796
    147,533  FCAR OWNER TRUST SERIES II                                                  5.25        06/22/2007          147,081
  1,133,527  FCAR OWNER TRUST SERIES II                                                  5.26        07/20/2007        1,125,445
 47,759,878  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $47,766,989)              5.36        06/01/2007       47,759,878
  3,487,776  FIVE FINANCE INCORPORATED                                                   5.27        06/22/2007        3,477,103
    174,389  FIVE FINANCE INCORPORATED+/-++                                              5.31        09/13/2007          174,424
  3,138,998  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                              5.24        06/18/2007        3,131,214
    436,146  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                              5.25        06/25/2007          434,620
  2,790,221  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               5.40        06/18/2007        2,790,221
  3,521,782  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                         5.41        06/22/2007        3,521,923
  5,936,195  GENWORTH FINANCIAL INCORPORATED+/-                                          5.50        06/15/2007        5,936,373
  3,836,554  GEORGE STREET FINANCE LLC++                                                 5.29        06/15/2007        3,828,727
  1,792,194  GEORGE STREET FINANCE LLC                                                   5.29        06/20/2007        1,787,229
  4,359,720  GERMAN RESIDENTIAL FUNDING+/-++                                             5.33        08/22/2007        4,359,720
  4,359,720  GERMAN RESIDENTIAL FUNDING+/-++                                             5.34        08/22/2007        4,359,720
 11,742,121  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                            5.33        07/19/2007       11,660,044
  1,743,888  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/07/2007        1,726,885
  4,359,720  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/08/2007        4,316,559
  5,373,617  HUDSON-THAMES LLC                                                           5.24        07/16/2007        5,338,419
    122,072  IBM CORPORATION SERIES MTN+/-                                               5.35        06/28/2007          122,073
  6,103,608  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.39        09/17/2007        6,103,608
  7,847,496  KESTREL FUNDING US LLC++                                                    5.28        06/28/2007        7,816,577
  6,277,997  KESTREL FUNDING US LLC+/-++                                                 5.29        02/25/2008        6,277,997
  3,517,771  KLIO FUNDING CORPORATION++                                                  5.29        07/24/2007        3,490,649
  8,890,341  KLIO III FUNDING CORPORATION++                                              5.29        06/22/2007        8,863,137
  6,425,181  KLIO III FUNDING CORPORATION++                                              5.30        07/13/2007        6,385,923
  1,028,894  KLIO III FUNDING CORPORATION++                                              5.30        07/23/2007        1,021,105
  4,010,942  KLIO III FUNDING CORPORATION++                                              5.29        07/24/2007        3,980,018
  3,563,810  LA FAYETTE ASSET SECURITIZATION CORPORATION                                 5.29        06/15/2007        3,556,539
  3,138,998  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        07/03/2007        3,124,371
    952,512  LIBERTY HARBOUR CDO II LIMITED                                              5.29        06/06/2007          951,816
  5,930,963  LIBERTY HARBOUR CDO II LIMITED++                                            5.27        06/25/2007        5,910,205
    435,972  LIBERTY LIGHT US CAPITAL+/-++                                               5.34        11/21/2007          436,151
    261,583  LIQUID FUNDING LIMITED++                                                    5.26        07/16/2007          259,870
  6,277,997  LIQUID FUNDING LIMITED                                                      5.29        07/30/2007        6,224,069
  8,719,440  LIQUID FUNDING LIMITED+/-++                                                 5.29        08/15/2007        8,624,224
 13,079,160  LIQUID FUNDING LIMITED+/-++                                                 5.33        06/11/2008       13,074,975
    174,389  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   5.33        02/15/2008          174,359
    130,792  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.59        01/02/2008          130,990
     29,646  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                         5.39        08/24/2007           29,648
    523,166  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                         5.47        08/27/2007          523,397
  4,359,720  METLIFE GLOBAL FUNDING I+/-++                                               5.31        02/22/2008        4,359,415
    374,936  MORGAN STANLEY+/-                                                           5.48        11/09/2007          375,176
  2,681,228  MORGAN STANLEY SERIES EXL+/-                                                5.38        06/13/2008        2,681,469
  4,359,720  NATEXIS BANQUES POPULAIRES+/-++                                             5.35        11/09/2007        4,360,766

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 6,879,638  NATIONWIDE BUILDING SOCIETY+/-++                                            5.48%       07/20/2007   $    6,880,945
    435,972  NATIONWIDE BUILDING SOCIETY+/-                                              5.48        07/20/2007          436,114
    735,049  NORTH SEA FUNDING LLC                                                       5.32        06/05/2007          734,622
  8,188,426  RACERS TRUST SERIES 2004-6-MM+/-++                                          5.37        11/22/2007        8,190,367
  4,359,720  SAINT GERMAIN FUNDING++                                                     5.28        06/01/2007        4,359,720
  3,138,998  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                  5.33        10/26/2007        3,139,030
  3,487,776  SLM CORPORATION+/-++                                                        5.32        05/12/2008        3,487,776
  1,067,259  SLM CORPORATION SERIES MTN1+/-                                              5.57        07/25/2007        1,066,587
    307,796  SOCIETE GENERALE (NORTH AMERICA)                                            5.26        06/20/2007          306,944
  1,299,197  STANFIELD VICTORIA FUNDING LLC                                              5.26        06/21/2007        1,295,403
  6,975,552  STANFIELD VICTORIA FUNDING LLC+/-++                                         5.35        04/03/2008        6,978,342
  2,546,077  TANGO FINANCE CORPORATION                                                   5.30        07/31/2007        2,523,849
  1,743,888  TASMAN FUNDING INCORPORATED++                                               5.29        06/12/2007        1,741,098
 17,438,880  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   5.51        12/31/2007       17,438,880
  3,351,578  TRAVELERS INSURANCE COMPANY+/-                                              5.39        02/08/2008        3,351,511
    135,674  UBS FINANCE (DELAWARE) LLC                                                  5.32        07/16/2007          134,786
  4,359,720  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.34        06/06/2008        4,359,764
    941,700  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.35        12/03/2007          941,967
    296,461  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.34        12/13/2007          296,055
    523,166  VETRA FINANCE INCORPORATED++                                                5.30        07/30/2007          518,672
     26,158  WACHOVIA CORPORATION+/-                                                     5.41        07/20/2007           26,163
  1,743,888  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                    5.30        07/27/2007        1,729,675
  1,529,041  WHISTLEJACKET CAPITAL LIMITED                                               5.33        06/15/2007        1,525,922
  4,359,720  WHISTLEJACKET CAPITAL LIMITED                                               5.28        07/12/2007        4,333,693
  1,395,110  WHITE PINE FINANCE LLC+/-++                                                 5.33        06/21/2007        1,395,124
  3,784,063  WHITE PINE FINANCE LLC                                                      5.28        06/25/2007        3,770,818
     87,194  WORLD SAVINGS BANK FSB+/-                                                   5.42        06/01/2007           87,194
     17,439  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                       5.36        10/19/2007           17,444

                                                                                                                     571,252,454
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $571,252,454)                                                          571,252,454
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 4.40%
 50,490,303  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             50,490,303

TOTAL SHORT-TERM INVESTMENTS (COST $50,490,303)                                                                       50,490,303
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,849,272,633)*                           159.31%                                                          $1,828,963,631

OTHER ASSETS AND LIABILITIES, NET                (59.31)                                                            (680,906,674)
                                                 ------                                                           --------------

TOTAL NET ASSETS                                 100.00%                                                          $1,148,056,957
                                                 ======                                                           ==============

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,490,303.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,850,233,902 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                             $  5,681,204
         GROSS UNREALIZED DEPRECIATION                              (26,951,475)
                                                                   ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                $(21,270,271)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 84.50%

AEROSPACE - 0.51%
$ 1,680,000  HAWKER BEECHCRAFT ACQUISITION COMPANY LLC++                                 8.50%       04/01/2015   $    1,772,400
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 0.32%
  1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                     8.97        02/01/2014        1,118,130
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.59%
  1,855,000  NEIMAN MARCUS GROUP INCORPORATED                                            9.00        10/15/2015        2,035,863
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.88%
  3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                          8.38        10/01/2012        3,054,650
                                                                                                                  --------------
BUSINESS SERVICES - 6.47%
  1,680,000  ASHTEAD CAPITAL INCORPORATED++                                              9.00        08/15/2016        1,818,600
  1,735,000  CLARKE AMERICAN CORPORATION++                                               9.50        05/15/2015        1,769,700
  3,295,000  DELUXE CORPORATION++                                                        7.38        06/01/2015        3,344,425
  1,765,000  NEFF RENTAL/NEFF FINANCE                                                   11.25        06/15/2012        2,047,400
    435,000  OPEN SOLUTIONS INCORPORATED++                                               9.75        02/01/2015          451,313
  1,680,000  PENHALL INTERNATIONAL CORPORATION++                                        12.00        08/01/2014        1,848,000
  2,300,000  RAINBOW NATIONAL SERVICES LLC++<<(I)                                       10.38        09/01/2014        2,581,750
  1,705,000  RENTAL SERVICE CORPORATION++                                                9.50        12/01/2014        1,832,875
  1,250,000  SUNGARD DATA SYSTEMS INCORPORATED                                           9.13        08/15/2013        1,328,125
    820,000  SUNGARD DATA SYSTEMS INCORPORATED                                          10.25        08/15/2015          896,875
  2,590,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                                 7.75        11/15/2013        2,687,125
  1,640,000  WEST CORPORATION<<                                                         11.00        10/15/2016        1,775,300

                                                                                                                      22,381,488
                                                                                                                  --------------
CASINO & GAMING - 4.61%
  2,215,000  CCM MERGER INCORPORATED++<<                                                 8.00        08/01/2013        2,264,838
  2,550,000  PENN NATIONAL GAMING INCORPORATED                                           6.75        03/01/2015        2,588,250
  1,750,000  PINNACLE ENTERTAINMENT                                                      8.25        03/15/2012        1,822,188
  1,685,000  POKAGON GAMING AUTHORITY++                                                 10.38        06/15/2014        1,895,625
  2,950,000  TUNICA-BILOXI GAMING AU++                                                   9.00        11/15/2015        3,138,063
  2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                                    9.13        12/15/2010        2,141,650
  1,969,000  WATERFORD GAMING LLC++                                                      8.63        09/15/2012        2,082,218

                                                                                                                      15,932,832
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.53%
  2,505,000  HEXION SPECIALTY CHEMICAL CORPORATION++                                     9.75        11/15/2014        2,699,138
  1,680,000  HUNTSMAN INTERNATIONAL LLC++                                                7.88        11/15/2014        1,766,100
  2,465,000  LYONDELL CHEMICAL COMPANY                                                   6.88        06/15/2017        2,468,081
  1,710,000  MOSAIC COMPANY++<<                                                          7.63        12/01/2016        1,816,875

                                                                                                                       8,750,194
                                                                                                                  --------------
COAL MINING - 0.91%
  1,400,000  ARCH WESTERN FINANCE LLC                                                    6.75        07/01/2013        1,394,750
  1,740,000  FOUNDATION PA COAL COMPANY                                                  7.25        08/01/2014        1,761,750

                                                                                                                       3,156,500
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS - 11.08%
$ 1,635,000  CCH I LLC/CCH I CAPITAL CORPORATION                                        11.00%       10/01/2015   $    1,778,063
  3,240,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                                    10.25        10/01/2013        3,596,400
  1,660,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                 10.25        09/15/2010        1,767,900
  2,130,000  CITIZENS COMMUNICATIONS COMPANY                                             6.25        01/15/2013        2,108,700
  1,730,000  CSC HOLDINGS INCORPORATED SERIES B<<                                        7.63        04/01/2011        1,773,250
  2,990,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                        9.88        11/01/2012        3,266,575
  2,645,000  EMBARQ CORPORATION                                                          7.08        06/01/2016        2,694,165
    825,000  HAWAIIAN TELECOM COMMUNICATIONS INCORPORATED SERIES B<<                     9.75        05/01/2013          882,750
  1,750,000  IPCS INCORPORATED+++/-                                                      7.48        05/01/2013        1,754,375
    845,000  IPCS INCORPORATED+++/-                                                      8.61        05/01/2014          849,225
  3,360,000  MEDIACOM BROADBAND LLC++                                                    8.50        10/15/2015        3,486,000
  2,620,000  NEXTEL COMMUNICATIONS SERIES F                                              5.95        03/15/2014        2,544,211
  2,320,000  PAXSON COMMUNICATIONS++<<+/-                                               11.61        01/15/2013        2,418,600
  2,905,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                    7.50        02/15/2014        2,999,413
  3,380,000  QWEST CORPORATION+/-                                                        8.61        06/15/2013        3,701,100
    840,000  WINDSTREAM CORPORATION                                                      8.13        08/01/2013          903,000
  1,630,000  WINDSTREAM CORPORATION                                                      8.63        08/01/2016        1,780,775

                                                                                                                      38,304,502
                                                                                                                  --------------
EATING & DRINKING PLACES - 1.56%
  3,340,000  ARAMARK CORPORATION++                                                       8.50        02/01/2015        3,511,175
  1,820,000  SBARRO INCORPORATED++                                                      10.38        02/01/2015        1,883,700

                                                                                                                       5,394,875
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.67%
  2,110,000  EDUCATION MANAGEMENT LLC<<                                                 10.25        06/01/2016        2,299,900
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 9.83%
  2,710,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                                   6.88        06/01/2017        2,760,813
  1,182,000  CLEAN HARBORS INCORPORATED                                                 11.25        07/15/2012        1,314,483
  1,680,000  EDISON MISSION ENERGY                                                       7.75        06/15/2016        1,747,200
  2,735,000  EDISON MISSON ENERGY++                                                      7.20        05/15/2019        2,724,744
  1,770,000  INERGY LP/INERGY FINANCE CORPORATION                                        6.88        12/15/2014        1,752,300
  1,680,000  MIRANT AMERICAS GENERATION LLC                                              8.30        05/01/2011        1,789,200
  1,950,000  MIRANT NORTH AMERICA LLC<<                                                  7.38        12/31/2013        2,062,125
  1,335,000  NEVADA POWER COMPANY SERIES L                                               5.88        01/15/2015        1,323,859
  1,935,000  NORTHWEST PIPELINE CORPORATION++                                            5.95        04/15/2017        1,910,813
  3,210,000  NRG ENERGY INCORPORATED                                                     7.38        02/01/2016        3,330,375
  2,100,000  NRG ENERGY INCORPORATED                                                     7.38        01/15/2017        2,181,375
  4,980,000  SIERRA PACIFIC RESOURCES                                                    6.75        08/15/2017        5,037,096
  3,480,000  TENNESSEE GAS PIPELINE COMPANY                                              8.38        06/15/2032        4,219,232
  1,625,000  TENNESSEE GAS PIPELINE COMPANY                                              7.63        04/01/2037        1,834,934

                                                                                                                      33,988,549
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.98%
    420,000  FREESCALE SEMICONDUCTOR INCORPORATED++                                      8.88        12/15/2014          420,525
    840,000  FREESCALE SEMICONDUCTOR INCORPORATED                                        9.13        12/15/2014          831,600
  2,315,000  LUCENT TECHNOLOGIES INCORPORATED                                            6.45        03/15/2029        2,144,269

                                                                                                                       3,396,394
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
ENERGY - 0.29%
$ 1,000,000  WHITE PINE HYDRO PORTFOLIO                                                  7.26%       07/20/2015   $    1,000,000
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.75%
  2,465,000  US ONCOLOGY INCORPORATED<<                                                  9.00        08/15/2012        2,575,925
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.96%
  3,310,000  BALL CORPORATION<<                                                          6.63        03/15/2018        3,326,550
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 0.86%
  1,329,852  PARMALAT BAKERY SERIES A2++                                                 5.00        07/09/2012        1,216,814
  1,329,852  PARMALAT DAIRY SERIES A1++                                                  5.00        07/09/2010        1,216,814
    515,000  PINNACLE FOODS LLC CORPORATION++                                            9.25        04/01/2015          522,725

                                                                                                                       2,956,353
                                                                                                                  --------------
HEALTH SERVICES - 3.72%
  2,405,000  CDRV INVESTORS INCORPORATED^                                                5.60        01/01/2015        2,185,544
  2,560,000  DAVITA INCORPORATED                                                         7.25        03/15/2015        2,624,000
  2,520,000  HCA INCORPORATED++                                                          9.25        11/15/2016        2,762,550
  3,360,000  HCA INCORPORATED++<<                                                        9.63        11/15/2016        3,704,400
  1,730,000  SELECT MEDICAL CORPORATION<<                                                7.63        02/01/2015        1,600,250

                                                                                                                      12,876,744
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.51%
  1,690,000  CASE NEW HOLLAND INCORPORATED                                               7.13        03/01/2014        1,766,050
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.74%
  2,600,000  CORRECTIONS CORPORATION OF AMERICA                                          6.25        03/15/2013        2,570,750
                                                                                                                  --------------
LEGAL SERVICES - 0.86%
  2,855,000  FTI CONSULTING INCORPORATED                                                 7.75        10/01/2016        2,983,475
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.49%
  1,660,000  INVACARE CORPORATION++                                                      9.75        02/15/2015        1,693,200
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.72%
  2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                   8.50        01/15/2013        2,411,013
  1,680,000  BELDEN INCORPORATED++                                                       7.00        03/15/2017        1,720,088
  4,850,000  GENTEK INCORPORATED^^(A)                                                   11.00        08/01/2009                0
  1,730,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION                               8.88        09/01/2016        1,803,525

                                                                                                                       5,934,626
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.90%
    840,000  MICHAELS STORES INCORPORATED++<<                                           10.00        11/01/2014          907,200
    840,000  MICHAELS STORES INCORPORATED++<<                                           11.38        11/01/2016          928,200
  1,225,000  RITE AID CORPORATION                                                        8.13        05/01/2010        1,261,750

                                                                                                                       3,097,150
                                                                                                                  --------------
MOTION PICTURES - 0.72%
  2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                     8.63        08/15/2012        2,472,713
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.49%
  1,685,000  MOBILE MINI INCORPORATED++                                                  6.88        05/01/2015        1,682,894
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.53%
$ 1,460,000  FORD MOTOR CREDIT COMPANY<<                                                 7.00%       10/01/2013   $    1,397,214
  3,470,000  FORD MOTOR CREDIT COMPANY                                                   8.00        12/15/2016        3,444,360
  1,665,000  FORD MOTOR CREDIT COMPANY LLC                                               7.80        06/01/2012        1,656,835
  1,670,000  GMAC LLC                                                                    6.00        12/15/2011        1,627,919
  2,110,000  GMAC LLC                                                                    6.63        05/15/2012        2,099,644
  2,675,000  GMAC LLC                                                                    6.75        12/01/2014        2,666,424
  2,515,000  GMAC LLC                                                                    8.00        11/01/2031        2,762,987

                                                                                                                      15,655,383
                                                                                                                  --------------
OFFICE EQUIPMENT - 0.70%
  1,535,000  XEROX CORPORATION                                                           6.40        03/15/2016        1,561,589
    845,000  XEROX CORPORATION                                                           6.75        02/01/2017          874,449

                                                                                                                       2,436,038
                                                                                                                  --------------
OIL & GAS - 1.28%
  1,685,000  HANOVER COMPRESSOR COMPANY                                                  7.50        04/15/2013        1,735,550
  2,605,000  PRIDE INTERNATIONAL INCORPORATED                                            7.38        07/15/2014        2,683,150

                                                                                                                       4,418,700
                                                                                                                  --------------
OIL & GAS EXTRACTION - 3.81%
  2,558,122  CAITHNESS COSO FUNDING CORPORATION++                                        6.26        06/15/2014        2,501,357
  3,450,000  CHESAPEAKE ENERGY CORPORATION                                               6.38        06/15/2015        3,450,000
  1,770,000  CHESAPEAKE ENERGY CORPORATION                                               6.25        01/15/2018        1,756,725
  2,825,000  HILCORP ENERGY++                                                            7.75        11/01/2015        2,839,125
  2,520,000  RANGE RESOURCES CORPORATION                                                 7.50        05/15/2016        2,633,400

                                                                                                                      13,180,607
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 4.04%
  1,485,000  APPLETON PAPERS INCORPORATED                                                8.13        06/15/2011        1,546,256
  1,615,000  APPLETON PAPERS INCORPORATED SERIES B                                       9.75        06/15/2014        1,703,825
  2,120,000  BOWATER INCORPORATED+/-                                                     8.36        03/15/2010        2,122,650
  1,255,000  GEORGIA-PACIFIC CORPORATION++                                               7.13        01/15/2017        1,251,863
  2,080,000  GREIF INCORPORATED++                                                        6.75        02/01/2017        2,100,800
  1,690,000  P.H. GLATFELTER COMPANY                                                     7.13        05/01/2016        1,723,800
  1,700,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                            8.38        07/01/2012        1,734,000
  1,685,000  VERSO PAPER HOLDINGS LLC++                                                  9.13        08/01/2014        1,786,100

                                                                                                                      13,969,294
                                                                                                                  --------------
PERSONAL SERVICES - 0.48%
  1,680,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                 7.00        06/15/2017        1,669,500
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.71%
  2,450,000  TESORO CORPORATION++                                                        6.50        06/01/2017        2,453,063
                                                                                                                  --------------
PIPELINES, EXCEPT NATURAL GAS - 1.54%
  1,690,000  DYNEGY HOLDINGS INCORPORATED                                                8.38        05/01/2016        1,755,488
    845,000  DYNEGY HOLDINGS INCORPORATED++                                              7.75        06/01/2019          836,550
  2,505,000  WILLIAMS COMPANIES INCORPORATED                                             7.63        07/15/2019        2,749,238

                                                                                                                       5,341,276
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES - 0.87%
$ 1,165,000  AK STEEL CORPORATION                                                        7.75%       06/15/2012   $    1,198,494
  1,695,000  ALERIS INTERNATIONAL INCORPORATED++                                         9.00        12/15/2014        1,813,650

                                                                                                                       3,012,144
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.97%
  1,700,000  DEX MEDIA INCORPORATED                                                      8.00        11/15/2013        1,776,500
  1,965,000  HOUGHTON MIFFLIN COMPANY                                                    7.20        03/15/2011        1,994,475
  2,520,000  IDEARC INCORPORATED++                                                       8.00        11/15/2016        2,611,350
  1,930,000  NETWORK COMMUNICATIONS INCORPORATED                                        10.75        12/01/2013        2,048,213
  1,685,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                                      10.00        08/01/2014        1,836,650

                                                                                                                      10,267,188
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.93%
  2,135,000  RECKSON OPERATING PARTNERSHIP LP                                            6.00        03/31/2016        2,077,163
  2,110,000  ROUSE COMPANY LP++                                                          6.75        05/01/2013        2,126,633
  2,405,000  VENTAS REALTY LP CAPITAL CORPORATION                                        6.75        04/01/2017        2,465,125

                                                                                                                       6,668,921
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT - 1.21%
  1,780,000  AVIS BUDGET CAR RENTAL LLC++                                                7.75        05/15/2016        1,846,750
  1,315,000  HERTZ CORPORATION                                                           8.88        01/01/2014        1,415,269
    805,000  HERTZ CORPORATION                                                          10.50        01/01/2016          908,644

                                                                                                                       4,170,663
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.17%
  2,165,000  BERRY PLASTICS HOLDING CORPORATION<<                                        8.88        09/15/2014        2,219,125
  1,680,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                        9.00        07/01/2015        1,839,600

                                                                                                                       4,058,725
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
  2,225,000  E*TRADE FINANCIAL CORPORATION                                               8.00        06/15/2011        2,333,469
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.61%
  1,995,000  OWENS-ILLINOIS INCORPORATED<<                                               7.80        05/15/2018        2,099,738
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 1.32%
  2,190,000  INTERFACE INCORPORATED                                                      9.50        02/01/2014        2,387,100
  2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                             8.88        09/15/2013        2,173,563

                                                                                                                       4,560,663
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.71%
  2,180,000  FORD MOTOR COMPANY<<                                                        7.45        07/16/2031        1,793,050
  4,225,000  GENERAL MOTORS CORPORATION<<                                                8.38        07/15/2033        3,929,250

TRANSPORTATION EQUIPMENT (CONTINUED)
  2,475,000  LEAR CORPORATION SERIES B                                                   5.75        08/01/2014        2,116,125
  1,740,000  VISTEON CORPORATION<<                                                       7.00        03/10/2014        1,531,200

                                                                                                                       9,369,625
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $285,354,540)                                                                    292,187,704
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS - 5.74%
$ 3,090,000  INEOS GROUP HOLDINGS PLC++<<                                                8.50%       02/15/2016   $    3,109,313
  1,685,000  INTELSAT (BERMUDA) LIMITED                                                 11.25        06/15/2016        1,925,113
  1,660,000  INTELSAT BERMUDA LIMITED+/-                                                 8.87        01/15/2015        1,697,350
  2,525,000  INTELSAT BERMUDA LIMITED                                                    9.25        06/15/2016        2,796,438
  1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                         8.88        05/01/2016        1,983,263
  1,765,000  NOVELIS INCORPORATED                                                        7.25        02/15/2015        1,862,075
    840,000  NXP BV++                                                                    7.88        10/15/2014          865,200
  1,580,000  QUEBECOR WORLD INCORPORATED++                                               9.75        01/15/2015        1,674,800
  2,930,000  ROGERS CABLE INCORPORATED                                                   6.75        03/15/2015        3,058,721
    850,000  ROGERS WIRELESS INCORPORATED                                                6.38        03/01/2014          871,992

TOTAL FOREIGN CORPORATE BONDS@ (COST $18,881,116)                                                                     19,844,265
                                                                                                                  --------------
TERM LOANS - 5.02%
  2,252,820  ALLIED WASTE NORTH AMERICA TERM LOAN                                        6.56        01/15/2012        2,265,954
  1,975,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                            7.33        12/20/2012        1,985,922
  1,822,195  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN                            7.87        03/10/2013        1,835,187
  2,000,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                             7.60        03/29/2014        2,002,500
    992,500  LYONDELL CHEMICAL COMPANY TERM LOAN                                         8.56        08/16/2013          993,671
  2,000,000  PINNACLE FOODS FINANCE LLC TERM LOAN                                        8.07        04/01/2014        2,013,920
    278,524  REXNORD CORPORATION (RBS GLOBAL) TERM LOAN B+/-                             7.58        07/21/2013          280,440
    967,213  REXNORD CORPORATION TERM LOAN                                               7.94        06/13/2013          973,868
  1,985,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN                                    7.11        04/24/2012        1,996,176
  1,000,000  SANRIDGE ENERGY INCORPORATED TERM LOAN                                      8.63        03/07/2015        1,035,000
  1,000,000  SANRIDGE ENERGY TERM LOAN+/-                                                8.75        04/01/2015        1,035,000
    932,909  WIND ACQUISITION CORPORATION TERM LOAN+/-                                  12.61        12/21/2011          953,889

TOTAL TERM LOANS (COST $17,243,705)                                                                                   17,371,527
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 12.97%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.34%
    817,417  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             817,417
    349,563  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      349,563

                                                                                                                       1,166,980
                                                                                                                  --------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 12.63%
$   536,870  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.47        08/16/2007          537,004
    349,563  AQUIFER FUNDING LIMITED++                                                   5.29        06/07/2007          349,259
    291,302  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                          5.35        10/25/2007          291,328
    345,310  ATOMIUM FUNDING CORPORATION++                                               5.30        08/07/2007          341,943
  1,106,948  ATOMIUM FUNDING CORPORATION                                                 5.31        08/15/2007        1,094,860
    291,302  BANCO SANTANDER TOTTA LOAN+++/-                                             5.32        06/16/2008          291,320
    873,907  BANK OF AMERICA NA SERIES BKNT+/-                                           5.36        06/19/2007          873,924
    582,604  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $582,691)                                                   5.36        06/01/2007          582,604
    873,907  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
             $874,037)                                                                   5.36        06/01/2007          873,907

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   233,042  BNP PARIBAS+/-                                                              5.33%       05/07/2008   $      233,004
    266,775  BUCKINGHAM II CDO LLC++                                                     5.33        06/28/2007          265,723
    116,521  CAIRN HIGH GRADE FUNDING I LLC                                              5.27        06/04/2007          116,470
    233,042  CAIRN HIGH GRADE FUNDING I LLC                                              5.25        06/07/2007          232,839
    174,781  CAIRN HIGH GRADE FUNDING I LLC                                              5.28        06/15/2007          174,425
    302,954  CAIRN HIGH GRADE FUNDING I LLC++                                            5.28        06/21/2007          302,070
    489,388  CAIRN HIGH GRADE FUNDING I LLC++                                            5.30        07/11/2007          486,539
    582,604  CEDAR SPRINGS CAPITAL COMPANY++                                             5.25        06/07/2007          582,098
    159,715  CEDAR SPRINGS CAPITAL COMPANY++                                             5.27        06/12/2007          159,460
     42,262  CEDAR SPRINGS CAPITAL COMPANY++                                             5.27        06/13/2007           42,188
    221,390  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/14/2007          220,969
    116,521  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/10/2007          115,859
    237,260  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/13/2007          235,810
    122,347  CHARIOT FUNDING LLC                                                         5.27        06/25/2007          121,919
    244,111  CHARTA LLC++                                                                5.29        06/22/2007          243,364
    139,825  CHARTA LLC                                                                  5.30        07/12/2007          138,990
    116,521  CHEYNE FINANCE LLC                                                          5.26        06/19/2007          116,216
    757,386  CHEYNE FINANCE LLC+++/-                                                     5.30        02/25/2008          757,302
    291,302  CHEYNE FINANCE LLC SERIES MTN+++/-                                          5.32        07/16/2007          291,305
    124,503  CIT GROUP INCORPORATED+/-                                                   5.58        09/20/2007          124,535
    128,464  CIT GROUP INCORPORATED+/-                                                   5.59        11/23/2007          128,511
    116,521  CIT GROUP INCORPORATED+/-                                                   5.42        12/19/2007          116,522
  2,563,459  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,563,841)                  5.36        06/01/2007        2,563,459
    151,477  COBBLER FUNDING LIMITED++                                                   5.31        07/25/2007          150,287
     58,260  COMERICA BANK+/-                                                            5.32        02/08/2008           58,112
    745,734  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                                5.30        06/12/2007          744,540
    291,302  CULLINAN FINANCE CORPORATION+++/-                                           5.32        02/12/2008          291,244
    582,604  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                               5.28        06/25/2007          582,599
    116,521  DEER VALLEY FUNDING LLC++                                                   5.28        06/04/2007          116,470
    433,842  DEER VALLEY FUNDING LLC                                                     5.30        06/11/2007          433,209
     99,940  DEER VALLEY FUNDING LLC++                                                   5.30        06/12/2007           99,780
    654,649  DEER VALLEY FUNDING LLC++                                                   5.30        06/15/2007          653,314
    422,913  DEER VALLEY FUNDING LLC++                                                   5.29        06/18/2007          421,864
    350,681  DEER VALLEY FUNDING LLC++                                                   5.32        07/13/2007          348,539
    233,042  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $233,077)                5.36        06/01/2007          233,042
  2,401,844  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,402,202)               5.36        06/01/2007        2,401,844
    582,604  FIVE FINANCE INCORPORATED SERIES MTN+++/-                                   5.37        06/13/2007          582,610
     75,995  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                            5.25        07/06/2007           75,608
    228,870  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                            5.31        08/15/2007          226,371
    145,593  GENWORTH FINANCIAL INCORPORATED+/-                                          5.50        06/15/2007          145,597
    594,758  GEORGE STREET FINANCE LLC++                                                 5.29        06/04/2007          594,496
    745,792  GEORGE STREET FINANCE LLC++                                                 5.29        06/15/2007          744,270
    376,724  GEORGE STREET FINANCE LLC                                                   5.29        06/20/2007          375,680
    413,171  HARRIER FINANCE FUNDING LLC++                                               5.30        07/13/2007          410,647
    291,302  HARRIER FINANCE FUNDING LLC+++/-                                            5.30        01/11/2008          291,314
    155,008  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                            5.33        07/17/2007          153,969
    133,416  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/07/2007          132,116

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   710,346  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34%       08/08/2007   $      703,314
    407,823  IBM CORPORATION SERIES MTN+/-                                               5.35        06/28/2007          407,827
    757,386  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.39        09/17/2007          757,386
    291,302  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                  5.32        06/25/2008          291,334
     80,399  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE $80,411)                5.35        06/01/2007           80,399
     69,913  K2 (USA) LLC+++/-                                                           5.30        07/16/2007           69,916
    116,521  K2 (USA) LLC+++/-                                                           5.33        09/28/2007          116,521
    177,228  KEEL CAPITAL INCORPORATED                                                   5.29        06/14/2007          176,892
    529,820  KESTREL FUNDING US LLC++                                                    5.28        06/28/2007          527,733
    640,865  KESTREL FUNDING US LLC+++/-                                                 5.29        02/25/2008          640,865
    582,604  KLIO III FUNDING CORPORATION++                                              5.29        06/22/2007          580,822
     78,570  KLIO III FUNDING CORPORATION++                                              5.29        07/13/2007           78,090
    349,563  KLIO III FUNDING CORPORATION++                                              5.29        07/20/2007          347,070
    209,738  KLIO III FUNDING CORPORATION++                                              5.30        07/23/2007          208,150
    714,727  KLIO III FUNDING CORPORATION++                                              5.30        07/24/2007          709,217
    686,471  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.28        06/08/2007          685,771
    209,738  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        07/03/2007          208,760
    145,651  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                    5.33        06/26/2007          145,648
     63,422  LIBERTY HARBOUR CDO II LIMITED                                              5.30        06/08/2007           63,358
    468,344  LIBERTY HARBOUR CDO II LIMITED++                                            5.29        06/14/2007          467,454
     34,956  LIQUID FUNDING LIMITED                                                      5.29        07/30/2007           34,656
    745,734  LIQUID FUNDING LIMITED+++/-                                                 5.33        11/13/2007          745,734
    862,255  LIQUID FUNDING LIMITED+++/-                                                 5.33        06/11/2008          861,979
    203,822  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT (MATURITY
             VALUE $203,852)                                                             5.32        06/01/2007          203,822
    245,859  METLIFE GLOBAL FUNDING I+++/-                                               5.42        10/05/2007          245,940
    291,302  MORGAN STANLEY+/-                                                           5.32        07/12/2007          291,302
    427,748  MORGAN STANLEY+/-                                                           5.48        07/27/2007          427,804
    291,302  MORGAN STANLEY+/-                                                           5.38        08/07/2007          291,302
  3,372,257  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $3,372,759)             5.36        06/01/2007        3,372,257
     53,891  MORGAN STANLEY SERIES EXL+/-                                                5.38        06/13/2008           53,896
     46,608  NATIONAL CITY BANK+/-                                                       5.42        09/04/2007           46,614
    334,007  NATIONWIDE BUILDING SOCIETY+++/-                                            5.48        07/20/2007          334,071
    582,604  NORTHERN ROCK PLC+++/-SS.                                                   5.34        07/03/2008          582,604
     58,260  PICAROS FUNDING PLC++                                                       5.25        06/22/2007           58,082
    332,085  PREMIUM ASSET TRUST+++/-                                                    5.47        12/21/2007          332,549
    291,302  PREMIUM ASSET TRUST SERIES 06-B+++/-                                        5.37        12/16/2007          291,302
    221,390  PYXIS MASTER TRUST SERIES 2007-3+++/-                                       5.37        08/27/2007          221,390
     47,133  RACERS TRUST SERIES 2004-6-MM+++/-                                          5.37        11/22/2007           47,144
    291,302  SAINT GERMAIN FUNDING++                                                     5.28        06/01/2007          291,302
    419,475  SEDNA FINANCE INCORPORATED+++/-                                             5.29        04/10/2008          419,425
    267,998  SHIPROCK FINANCE SERIES 2007-4A+++/-                                        5.39        04/11/2008          267,998
     46,608  SKANDINAVISKA ENSKILDA BANKEN AB                                            5.21        08/20/2007           46,066
    233,042  SLM CORPORATION+++/-                                                        5.32        05/12/2008          233,042
    326,258  STANFIELD VICTORIA FUNDING LLC+++/-                                         5.35        04/03/2008          326,389
    233,042  TANGO FINANCE CORPORATION                                                   5.30        07/31/2007          231,007

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   373,216  TASMAN FUNDING INCORPORATED++                                               5.29%       06/15/2007   $      372,455
    409,641  TASMAN FUNDING INCORPORATED++                                               5.30        06/22/2007          408,387
     67,361  TRAVELERS INSURANCE COMPANY+/-                                              5.39        02/08/2008           67,359
    291,302  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                          5.33        06/15/2007          291,305
    291,302  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                          5.34        06/06/2008          291,305
    582,604  VETRA FINANCE CORPORATION                                                   5.26        06/12/2007          581,672
    466,084  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                    5.30        07/27/2007          462,285
    267,567  WHISTLEJACKET CAPITAL LIMITED                                               5.28        07/12/2007          265,970
    151,477  WHITE PINE FINANCE LLC                                                      5.30        06/01/2007          151,475

                                                                                                                      43,689,665
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,856,645)                                                            44,856,645
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 4.02%
 13,891,812  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             13,891,812
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,891,812)                                                                       13,891,812
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $380,227,818)*                                       112.25%                                                $  388,151,953

OTHER ASSETS AND LIABILITIES, NET                          (12.25)                                                   (42,368,372)
                                                           ------                                                 --------------

TOTAL NET ASSETS                                           100.00%                                                $  345,783,581
                                                           ======                                                 ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(I)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,891,812.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $380,227,818 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                            $ 8,944,579
         GROSS UNREALIZED DEPRECIATION                             (1,020,444)
                                                                  -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)               $ 7,924,135

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 1.28%
$   5,000,000  FHLMC<<                                                                   4.75%       01/18/2011   $    4,935,730

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,978,492)                                                                4,935,730
                                                                                                                  --------------
AGENCY SECURITIES - 7.78%

FEDERAL HOME LOAN BANK - 1.22%
    4,700,000  FHLB<<                                                                    5.50        08/15/2008        4,699,958
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.82%
      305,000  FHLMC<<                                                                   5.25        07/18/2011          305,833
        2,578  FHLMC #160089                                                            10.75        09/01/2009            2,712
       12,490  FHLMC #170151                                                            10.50        01/01/2016           13,737
        3,228  FHLMC #183254                                                             9.50        03/01/2011            3,408
        8,965  FHLMC #185784                                                            10.75        11/01/2010            9,223
        9,031  FHLMC #1B0123+/-                                                          7.53        09/01/2031            9,103
       12,194  FHLMC #1B0128+/-                                                          7.53        09/01/2031           12,289
       24,245  FHLMC #255531                                                            10.25        07/01/2009           24,874
        3,477  FHLMC #360016                                                            10.50        11/01/2017            3,830
        3,848  FHLMC #360056                                                            10.50        02/01/2019            4,338
        2,146  FHLMC #360057                                                            10.50        03/01/2019            2,412
        2,593  FHLMC #360059                                                            10.50        04/01/2019            2,917
        1,462  FHLMC #360061                                                            10.50        05/01/2019            1,645
       30,371  FHLMC #360063                                                            10.50        06/01/2019           34,059
        3,911  FHLMC #360065                                                            10.50        07/01/2019            4,396
      812,628  FHLMC #555316                                                             9.00        06/01/2019          866,985
      551,837  FHLMC #555408                                                            10.50        08/01/2018          607,674
      676,376  FHLMC #555500                                                             8.50        09/01/2017          715,369
      890,055  FHLMC #555514                                                             9.00        10/01/2019          964,114
       37,228  FHLMC #786823+/-                                                          7.13        07/01/2029           37,681
      297,107  FHLMC #789272+/-                                                          5.78        04/01/2032          299,638
      421,102  FHLMC #865496+/-                                                          5.65        05/01/2026          423,302
      584,313  FHLMC #A01734                                                             9.00        08/01/2018          625,875
    1,000,016  FHLMC #G01126                                                             9.50        12/01/2022        1,085,005
      169,833  FHLMC #G10747                                                             7.50        10/01/2012          174,354
      507,578  FHLMC #G11150                                                             7.50        12/01/2011          517,024
       43,399  FHLMC #G11345                                                             7.50        12/01/2011           44,364
       80,243  FHLMC #G11391                                                             7.50        06/01/2012           82,326
      168,395  FHLMC #G90023                                                             7.00        11/17/2013          172,811

                                                                                                                       7,051,298
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.49%
      485,000  FNMA<<                                                                    3.88        11/17/2008          474,993
      350,000  FNMA<<                                                                    6.63        09/15/2009          360,915
        5,172  FNMA #100001                                                              9.00        02/15/2020            5,633
    1,641,941  FNMA #100042                                                             11.00        10/15/2020        1,804,469
      354,233  FNMA #100202                                                              9.50        02/15/2011          368,985
      179,108  FNMA #100255                                                              8.33        07/15/2020          194,309
      658,851  FNMA #190075                                                              8.50        02/01/2023          692,036
      424,576  FNMA #302507                                                              9.00        11/01/2024          462,760

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      71,255  FNMA #313617                                                              8.00%       09/01/2023   $       74,593
    1,204,905  FNMA #323582<<                                                            8.00        04/01/2017        1,258,112
       83,347  FNMA #392645                                                              8.00        12/01/2013           83,748
      538,200  FNMA #426828                                                              8.00        09/01/2019          568,476
      335,262  FNMA #426832                                                              8.50        07/01/2018          357,953
      814,513  FNMA #545131                                                              8.00        03/01/2013          826,070
      154,870  FNMA #545157                                                              8.50        11/01/2012          157,578
      430,241  FNMA #545460<<+/-                                                         7.22        11/01/2031          438,549
    2,024,251  FNMA #598559<<                                                            6.50        08/01/2031        2,092,587
      233,148  FNMA #70801                                                              12.00        03/01/2017          258,660
    2,974,686  FNMA #712107<<                                                            6.00        03/01/2033        2,991,141

                                                                                                                      13,471,567
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.25%
      116,445  GNMA #780029                                                              9.00        11/15/2024          125,251
    2,396,577  GNMA #780110<<                                                           12.50        04/15/2019        2,726,088
       32,870  GNMA #780134                                                              8.50        05/15/2010           32,901
      376,121  GNMA #780267<<                                                            9.00        11/15/2017          405,848
      169,142  GNMA #780288<<                                                            8.00        12/15/2023          181,550
       14,848  GNMA #780333                                                              8.00        12/15/2008           14,859
          981  GNMA #780434                                                              7.50        12/15/2007              981
    1,193,984  GNMA #781311<<                                                            7.50        02/15/2013        1,219,650
      110,016  GNMA #781540<<                                                            7.00        05/15/2013          113,564
       19,198  GNMA #927                                                                10.00        02/20/2018           21,386

                                                                                                                       4,842,078
                                                                                                                  --------------
SMALL BUSINESS ADMINISTRATION - 0.00%
      647,926  SBA #0191++(C)                                                            2.70        07/30/2018           18,426
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $30,941,353)                                                                            30,083,327
                                                                                                                  --------------
ASSET BACKED SECURITIES - 11.62%
    4,392,112  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            6.00        10/25/2033        4,409,229
    3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        5.64        03/15/2012        3,919,771
      499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    5.97        03/25/2034          501,122
    1,935,253  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
               2003-5 CLASS 2M1+/-                                                       5.92        05/25/2033        1,941,283
    4,677,361  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)           0.54        07/15/2027            2,923
    3,024,268  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A             7.23        07/16/2028              945
      443,579  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               5.61        02/15/2034          444,400
    1,181,638  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              5.62        12/15/2033        1,183,584
   33,660,005  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)                   0.83        09/29/2031          774,180
    1,094,145  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  6.07        09/25/2033        1,095,706
    3,100,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                   5.34        12/15/2009        3,099,758
    3,515,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                                  5.34        11/16/2009        3,512,803
    1,688,425  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         5.44        08/25/2035        1,687,739
    2,545,989  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         6.02        02/25/2034        2,550,330
      243,270  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
               CLASS AII+/-                                                              5.79        03/25/2032          243,339
      314,087  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
               CLASS MII1+/-                                                             5.95        10/25/2033          310,422
    4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
               CLASS M1+/-                                                               6.07        10/25/2033        4,005,818

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES (CONTINUED)
$   4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
               M1+/-                                                                     6.75%       04/25/2033   $    4,003,378
      290,404  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       5.80        12/25/2034          291,197
    4,128,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                5.29        05/20/2009        4,126,401
    4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++             5.63        01/23/2011        4,003,750
    2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             5.57        06/23/2012        2,800,000

TOTAL ASSET BACKED SECURITIES (COST $48,821,279)                                                                      44,908,078
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.57%
      181,812  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                 7.10        08/13/2029          182,035
   37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
               CLASS XP+/-++(C)                                                          1.53        05/11/2035        1,669,603
      365,494  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            7.50        10/20/2032          366,822
    2,181,501  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24        12/25/2035        2,162,626
      403,579  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
               CLASS AA+/-                                                               5.65        12/25/2034          404,775
    1,745,676  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          5.38        11/25/2036        1,745,240
      326,121  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00        02/25/2017          326,214
    1,103,323  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
               2001-HYB1 CLASS 2A1+/-                                                    6.88        06/19/2031        1,100,044
      344,509  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
               CLASS 3A1+/-                                                              7.38        09/25/2034          350,167
      995,675  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                     5.56        03/20/2036          992,368
   43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK6
               CLASS ACP+/-(C)                                                           0.93        08/15/2036          575,480
      588,382  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                         8.45        09/20/2019          586,831
      193,914  FHLMC SERIES 2198 CLASS SC+/-                                             9.00        06/15/2028          200,162
    1,163,640  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50        02/25/2042        1,248,620
       60,510  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         5.96        07/25/2043           63,061
    2,357,663  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-         6.05        10/25/2043        2,378,928
      243,240  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50        11/25/2031          256,580
    1,747,502  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                               9.50        05/25/2042        1,849,377
      539,049  FNMA SERIES 1989-29 CLASS Z                                              10.00        06/25/2019          577,152
      391,759  FNMA SERIES 1989-63 CLASS Z                                               9.40        10/25/2019          413,650
    1,474,695  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78        11/25/2033        1,461,417
      769,557  FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                      10.00        05/25/2020          206,401
      130,451  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               8.00        06/25/2033          131,584
    3,400,600  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.09        08/25/2042        3,463,600
      332,151  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                               9.44        10/25/2042          353,507
      263,149  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                  4.75        12/25/2042          261,982
  100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
               X2+/-++(C)                                                                0.95        05/15/2033          848,590
   75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
               X2+/-++(C)                                                                1.08        08/11/2033        1,017,923
   67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
               CLASS X2+/-++(C)                                                          0.71        04/15/2034          581,959
      208,704  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
               1998-GN1 CLASS M2(I)                                                      8.02        02/25/2027          207,798
    6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
               CLASS XPB+/-++(C)                                                         1.75        01/11/2035           55,953
      582,975  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2004-GG1
               CLASS A2                                                                  3.84        06/10/2036          580,372
      941,598  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                         8.00        09/19/2027          987,042
    3,039,857  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    5.72        06/25/2034        3,056,510
    2,189,091  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    5.99        06/25/2034        2,262,170
    1,595,422  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                 5.67        01/25/2036        1,594,456
    2,672,688  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 5.72        04/25/2036        2,668,062
      621,881  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.99        04/25/2032          624,621
    8,086,558  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)        0.80        01/25/2035           49,277
   56,756,810  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)         0.80        11/25/2034          283,784

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
               2001-CIB2 CLASS X2+/-++(C)                                                1.00%       04/15/2035   $    1,304,000
    2,468,995  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                       4.90        04/25/2035        2,438,922
    2,449,792  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.11        06/25/2035        2,423,494
    2,247,434  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.37        08/25/2035        2,229,309
    2,235,384  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
               1A1+/-++                                                                  4.95        09/28/2044        2,204,603
       42,879  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         6.14        10/25/2032           42,702
   61,742,064  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(C)                  0.74        11/15/2031          835,605
    3,713,907  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-          5.12        02/25/2035        3,695,493
    6,142,219  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        6.72        09/10/2035        6,242,981
      773,523  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                               7.33        04/01/2026          772,441
      125,897  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^            4.76        10/23/2017          116,665
    3,198,309  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
               A+/-++                                                                    8.52        07/15/2027        3,190,499
       17,028  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
               CLASS BO(I)^                                                              0.06        06/25/2023           16,961
      163,365  USGI FHA PROJECT LOAN                                                     7.44        11/24/2019          163,365
      640,559  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-               4.82        10/25/2032          638,343
      832,889  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-               4.38        12/25/2032          827,220
    1,755,448  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07        08/25/2033        1,729,323
      375,476  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                    7.05        08/25/2032          374,037
      375,476  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                    7.05        08/25/2032          374,037
      127,196  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)              6.98        12/28/2037          126,736

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $67,604,863)                                                          67,893,479
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 41.37%

AEROSPACE - 0.81%
    3,125,000  RAYTHEON COMPANY                                                          6.75        08/15/2007        3,132,141
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES - 0.33%
    1,300,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       6.55        12/01/2010        1,300,000
                                                                                                                  --------------
APPAREL & ACCESSORY STORES - 0.52%
    2,000,000  MAY DEPARTMENT STORES COMPANY                                             5.95        11/01/2008        2,009,532
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.77%
    3,000,000  CENTEX CORPORATION                                                        4.88        08/15/2008        2,968,497
                                                                                                                  --------------
COMMUNICATIONS - 4.62%
    2,500,000  AMERITECH CAPITAL FUNDING CORPORATION                                     6.25        05/18/2009        2,524,118
    3,000,000  AMFM INCORPORATED                                                         8.00        11/01/2008        3,084,141
    1,000,000  QWEST CORPORATION+/-                                                      8.60        06/15/2013        1,095,000
    3,500,000  SPRINT CAPITAL CORPORATION                                                6.13        11/15/2008        3,519,961
      500,000  TIME WARNER COMPANY INCORPORATED                                          7.48        01/15/2008          507,007
    5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25        09/01/2008        5,195,380
    1,935,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.00        01/15/2008        1,916,730

                                                                                                                      17,842,337
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 6.86%
    6,000,000  BANK OF NEW YORK COMPANY INCORPORATED+/-                                  4.25        09/04/2012        5,982,036
    5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                             6.06        02/01/2027        4,898,300
    2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                                3.50        06/20/2013        1,957,462

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$   4,750,000  M&T BANK CORPORATION+/-++                                                 3.85%      04/01/2013    $    4,689,447
    5,000,000  STAR BANC CAPITAL TRUST I+/-                                              6.12       06/15/2027         4,999,975
    2,000,000  WACHOVIA CORPORATION+/-                                                   5.47       03/15/2011         2,002,586
    2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                                     5.78       05/20/2013         2,000,086

                                                                                                                      26,529,892
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.66%
    2,500,000  YUM! BRANDS INCORPORATED                                                  7.65       05/15/2008         2,544,313
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.03%
      744,000  BEAVER VALLEY II FUNDING CORPORATION                                      8.63       06/01/2007           744,000
    2,500,000  ENTERGY GULF STATES INCORPORATED                                          5.12       08/01/2010         2,447,920
    2,000,000  FAR WEST WATER & SEWER INCORPORATED++                                     8.35       12/27/2007         1,996,500
    1,870,000  IPALCO ENTERPRISES INCORPORATED                                           8.38       11/14/2008         1,930,775
    4,000,000  NIAGARA MOHAWK POWER CORPORATION SERIES G                                 7.75       10/01/2008         4,106,892
      400,000  TEXAS EASTERN TRANSMISSION LP                                             5.25       07/15/2007           399,732
    3,920,000  WASTE MANAGEMENT INCORPORATED                                             6.50       11/15/2008         3,967,111

                                                                                                                      15,592,930
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.52%
    2,000,000  AMETEK INCORPORATED                                                       7.20       07/15/2008         2,022,362
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.91%
    2,400,000  GENERAL MILLS INCORPORATED                                                3.88       11/30/2007         2,382,290
    3,250,000  HJ HEINZ COMPANY++                                                        6.43       12/01/2008         3,286,043
    1,700,000  KRAFT FOODS INCORPORATED                                                  5.25       06/01/2007         1,700,000

                                                                                                                       7,368,333
                                                                                                                  --------------
FOOD STORES - 0.61%
    2,340,000  SAFEWAY INCORPORATED                                                      7.00       09/15/2007         2,349,089
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.01%
    4,000,000  WAL-MART STORES INCORPORATED                                              3.38       10/01/2008         3,897,452
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.23%
      883,946  CORE INVESTMENT GRADE TRUST                                               4.64       11/30/2007           879,832
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.52%
    2,000,000  MIRAGE RESORTS INCORPORATED<<                                             6.75       02/01/2008         2,005,000
                                                                                                                  --------------
INSURANCE CARRIERS - 1.81%
    5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                         5.13       06/28/2007         4,998,840
    2,000,000  UNUMPROVIDENT CORPORATION                                                 6.00       05/15/2008         2,003,760

                                                                                                                       7,002,600
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.60%
    2,300,000  BAUSCH & LOMB INCORPORATED                                                6.95       11/15/2007         2,307,924
                                                                                                                  --------------
MOTION PICTURES - 0.12%
      460,000  NEWS AMERICA INCORPORATED                                                 6.63       01/09/2008           462,714
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.29%
$   4,700,000  COUNTRYWIDE HOME LOAN                                                     5.63%      07/15/2009    $    4,700,367
    7,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      3.50       05/01/2008         7,134,457
    2,250,000  GMAC LLC<<                                                                7.75       01/19/2010         2,311,029
    2,510,000  GREENPOINT FINANCIAL CORPORATION                                          3.20       06/06/2008         2,452,714
    3,700,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87       07/31/2008         3,724,161
    2,000,000  RESIDENTIAL CAPITAL CORPORATION                                           6.38       06/30/2010         1,996,216
    2,000,000  WASHINGTON MUTUAL BANK                                                    4.50       08/25/2008         1,976,066

                                                                                                                      24,295,010
                                                                                                                  --------------
OFFICE EQUIPMENT - 0.64%
    2,500,000  XEROX CORPORATION                                                         5.50       05/15/2012         2,469,133
                                                                                                                  --------------
OIL & GAS EXTRACTION - 0.65%
    2,500,000  MARATHON OIL CORPORATION                                                  5.38       06/01/2007         2,500,000
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.52%
    2,000,000  INTERNATIONAL PAPER COMPANY                                               6.50       11/15/2007         2,004,664
                                                                                                                  --------------
PIPELINES - 0.46%
    1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                           4.75       08/15/2009         1,766,169
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 0.89%
      460,000  CSX CORPORATION                                                           6.25       10/15/2008           464,106
    2,980,000  UNION PACIFIC CORPORATION                                                 5.75       10/15/2007         2,982,226

                                                                                                                       3,446,332
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.40%
    2,500,000  EQUITY ONE INCORPORATED                                                   3.88       04/15/2009         2,415,360
    3,000,000  HRPT PROPERTIES TRUST+/-                                                  5.95       03/16/2011         3,001,005
    2,000,000  ISTAR FINANCIAL INCORPORATED+/-                                           5.90       03/16/2009         2,012,204
    1,924,000  ROUSE COMPANY                                                             3.63       03/15/2009         1,841,268

                                                                                                                       9,269,837
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.32%
    3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED                                      5.75       04/25/2011         3,016,425
    2,115,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN<<+/-                  5.86       11/29/2049         2,092,625

                                                                                                                       5,109,050
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 2.27%
    5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    4.75       01/15/2008         5,776,626
    3,000,000  TRW INCORPORATED SERIES MTNC                                              6.73       07/11/2007         3,003,888

                                                                                                                       8,780,514
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $160,716,147)                                                                    159,855,657
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 8.95%
    2,000,000  AMERICA MOVIL SA DE CV+/-++                                               5.45       06/27/2008         1,997,820
    3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                        8.20       07/15/2009         3,621,399
      250,000  CHEVRON CAPITAL COMPANY                                                   3.50       09/17/2007           248,792
    2,700,000  ENCANA CORPORATION                                                        4.60       08/15/2009         2,648,408
    1,500,000  KOREA DEVELOPMENT BANK                                                    4.63       09/16/2010         1,461,632

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$   2,500,000  PCCW HKT CAPITAL LIMITED++                                                8.00%      11/15/2011    $    2,717,838
      900,000  PEMEX FINANCE LIMITED                                                     9.69       08/15/2009           943,182
    2,500,000  ROGERS WIRELESS INCORPORATED                                              9.63       05/01/2011         2,828,848
    2,000,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.38       10/01/2011         1,980,000
    2,500,000  TELEFONOS DE MEXICO SA                                                    4.50       11/19/2008         2,462,858
    3,000,000  TELUS CORPORATION                                                         7.50       06/01/2007         3,000,000
    4,000,000  TRANSOCEAN INCORPORATED+/-                                                5.55       09/05/2008         4,002,264
    4,000,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             6.50       12/15/2008         4,015,636
    2,625,000  YORKSHIRE POWER FINANCE SERIES B                                          6.50       02/25/2008         2,643,777

TOTAL FOREIGN CORPORATE BONDS@ (COST $34,822,220)                                                                     34,572,454
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 9.76%

ARIZONA - 1.53%
    5,000,000  PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
               REVENUE, AMBAC INSURED)                                                   7.13       12/01/2021         5,184,200
      750,000  SANTA CRUZ COUNTY AZ IDA+/-SS.                                            4.75       08/01/2020           749,633

                                                                                                                       5,933,833
                                                                                                                  --------------
CALIFORNIA - 3.03%
    1,000,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B
               (LEASE REVENUE, FIRST SECURITY BANK LOC)SS.                               7.38       09/01/2020         1,025,370
    2,000,000  BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED NOTES
               (PROPERTY TAX REVENUE)                                                    7.40       11/01/2007         2,000,320
    3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE & UNIVERSITY
               REVENUE LOC)+/-SS.                                                        3.79       08/01/2044         3,008,759
    6,690,000  LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
               TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)^                    5.48       06/30/2010         5,663,687

                                                                                                                      11,698,136
                                                                                                                  --------------
FLORIDA - 1.42%
    5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
               PREREFUNDED (OTHER REVENUE)SS.                                           11.50       10/01/2013         5,485,450
                                                                                                                  --------------
GEORGIA - 0.80%
    3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE REVENUE,
               FIRST SECURITY BANK LOC)                                                  7.00       12/01/2028         3,078,840
                                                                                                                  --------------
ILLINOIS - 0.43%
      560,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
               DISTRICTS, FIRST SECURITY BANK LOC)^                                      5.63       12/01/2008           515,234
    1,475,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
               DISTRICTS, FIRST SECURITY BANK LOC)^                                      5.46       12/01/2011         1,157,433

                                                                                                                       1,672,667
                                                                                                                  --------------
IOWA - 0.22%
      830,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
               REVENUE LOC)                                                              6.79       06/01/2010           842,359
                                                                                                                  --------------
KANSAS - 0.13%
      490,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT SPECIAL
               OBLIGATION REVENUE SALES TAX 1ST LIEN AREA A (SALES TAX REVENUE
               LOC, CITIBANK NA INSURED)                                                 4.67       12/01/2009           490,000
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
LOUISIANA - 0.53%
$   2,039,491  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
               REVENUE LOC)                                                              6.36%      05/15/2025    $    2,035,229
                                                                                                                  --------------
MASSACHUSETTS - 0.80%
    3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
               UNIVERSITY REVENUE, MBIA INSURED)                                         7.04       10/01/2028         3,074,940
                                                                                                                  --------------
TEXAS - 0.81%
    1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE SERIES A2
               (SPORTS FACILITIES REVENUE, MBIA INSURED)^SS.                             0.25       12/01/2008         1,218,825
    1,955,000  REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE REVENUE,
               ACA INSURED)                                                              5.75       03/01/2012         1,928,920

                                                                                                                       3,147,745
                                                                                                                  --------------
WISCONSIN - 0.06%
      240,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
               TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                              6.00       08/01/2008           239,484
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $38,138,407)                                                                      37,698,683
                                                                                                                  --------------
US TREASURY SECURITIES - 0.09%

US TREASURY BILLS - 0.09%
       20,000  US TREASURY BILL^                                                         4.97       06/21/2007            19,946
      100,000  US TREASURY BILL^                                                         4.98       06/21/2007            99,732
      225,000  US TREASURY BILL^                                                         4.87       07/26/2007           223,377

                                                                                                                         343,055
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $343,017)                                                                             343,055
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 7.05%

COLLATERAL INVESTED IN OTHER ASSETS - 7.05%
       87,327  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40       11/21/2007            87,363
        2,620  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.41       06/27/2007             2,620
          961  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47       01/18/2008               961
        7,248  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.31       07/10/2007             7,248
        8,733  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.45       09/27/2007             8,738
      129,113  APRECO LLC++                                                              5.27       06/15/2007           128,849
      174,654  AQUIFER FUNDING LIMITED++                                                 5.29       06/07/2007           174,502
      349,307  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31       04/25/2008           349,209
      218,317  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.35       10/25/2007           218,337
      512,477  ATOMIUM FUNDING CORPORATION                                               5.30       07/26/2007           508,372
      174,654  ATOMIUM FUNDING CORPORATION++                                             5.30       08/07/2007           172,951
      165,414  ATOMIUM FUNDING CORPORATION                                               5.31       08/15/2007           163,608
      462,832  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.38       08/22/2007           462,832
       44,973  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.94       09/27/2007            45,065
      218,317  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.39       10/05/2007           218,317
      397,337  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.44       10/03/2007           397,508
      436,634  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
               (MATURITY VALUE $436,699)                                                 5.36       06/01/2007           436,634
      785,941  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
               $786,058)                                                                 5.36       06/01/2007           785,941
        6,235  BETA FINANCE INCORPORATED                                                 5.32       07/16/2007             6,194
      130,990  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32       07/17/2007           130,994

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     261,980  BNP PARIBAS+/-                                                            5.33%      05/07/2008    $      261,939
      698,615  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $698,719)                5.36       06/01/2007           698,615
      349,307  BUCKINGHAM II CDO LLC++                                                   5.33       06/28/2007           347,931
      152,822  CAIRN HIGH GRADE FUNDING I LLC                                            5.25       06/07/2007           152,689
       34,931  CAIRN HIGH GRADE FUNDING I LLC                                            5.28       06/15/2007            34,859
      183,386  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29       06/21/2007           182,851
      167,667  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30       07/11/2007           166,692
       47,593  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33       07/17/2007            47,274
      218,317  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31       07/19/2007           216,791
        3,406  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43       08/20/2007             3,407
      189,988  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26       06/11/2007           189,711
      170,287  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26       06/14/2007           169,964
      148,456  CEDAR SPRINGS CAPITAL COMPANY                                             5.28       07/10/2007           147,612
      265,535  CEDAR SPRINGS CAPITAL COMPANY                                             5.31       08/07/2007           262,946
      130,990  CHARTA LLC++                                                              5.29       06/22/2007           130,589
       43,663  CHARTA LLC                                                                5.30       07/12/2007            43,403
       39,297  CHEYNE FINANCE LLC++                                                      5.24       06/07/2007            39,263
      698,615  CHEYNE FINANCE LLC                                                        5.25       06/18/2007           696,882
      174,654  CHEYNE FINANCE LLC                                                        5.24       07/17/2007           173,483
      174,654  CHEYNE FINANCE LLC                                                        5.25       07/18/2007           173,459
      218,317  CHEYNE FINANCE LLC+/-++                                                   5.30       02/25/2008           218,293
       87,327  CIT GROUP INCORPORATED+/-                                                 5.42       12/19/2007            87,328
    2,264,150  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,264,487)                5.36       06/01/2007         2,264,150
      218,317  COBBLER FUNDING LIMITED++                                                 5.31       07/25/2007           216,601
      123,271  COBBLER FUNDING LIMITED                                                   5.31       07/30/2007           122,212
       34,931  COMERICA BANK+/-                                                          5.33       07/20/2007            34,935
      366,773  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.29       06/12/2007           366,186
       43,663  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                5.32       06/26/2007            43,504
       19,998  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.72       10/29/2007            20,039
      110,652  DEER VALLEY FUNDING LLC++                                                 5.28       06/04/2007           110,603
      305,644  DEER VALLEY FUNDING LLC++                                                 5.30       06/15/2007           305,020
      205,672  DEER VALLEY FUNDING LLC                                                   5.31       07/11/2007           204,475
      174,654  DEER VALLEY FUNDING LLC++                                                 5.32       07/13/2007           173,587
       17,710  ERASMUS CAPITAL CORPORATION++                                             5.28       06/15/2007            17,674
       43,043  FAIRWAY FINANCE CORPORATION++                                             5.32       06/26/2007            42,886
      174,654  FCAR OWNER TRUST SERIES II                                                5.26       06/11/2007           174,399
       87,327  FCAR OWNER TRUST SERIES II                                                5.27       06/21/2007            87,072
        7,388  FCAR OWNER TRUST SERIES II                                                5.25       06/22/2007             7,365
       56,762  FCAR OWNER TRUST SERIES II                                                5.26       07/20/2007            56,358
    2,391,620  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,391,976)             5.36       06/01/2007         2,391,620
      174,654  FIVE FINANCE INCORPORATED                                                 5.27       06/22/2007           174,119
        8,733  FIVE FINANCE INCORPORATED+/-++                                            5.31       09/13/2007             8,734
      157,188  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.24       06/18/2007           156,798
       21,840  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.25       06/25/2007            21,764
      139,723  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40       06/18/2007           139,723
      176,357  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.41       06/22/2007           176,364
      297,260  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50       06/15/2007           297,269
      192,119  GEORGE STREET FINANCE LLC++                                               5.29       06/15/2007           191,727

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      89,746  GEORGE STREET FINANCE LLC                                                 5.29%      06/20/2007    $       89,497
      218,317  GERMAN RESIDENTIAL FUNDING+/-++                                           5.33       08/22/2007           218,317
      218,317  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34       08/22/2007           218,317
      587,998  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.33       07/19/2007           583,888
       87,327  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34       08/07/2007            86,475
      218,317  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34       08/08/2007           216,156
      269,089  HUDSON-THAMES LLC                                                         5.24       07/16/2007           267,326
        6,113  IBM CORPORATION SERIES MTN+/-                                             5.35       06/28/2007             6,113
      305,644  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39       09/17/2007           305,644
      392,971  KESTREL FUNDING US LLC++                                                  5.28       06/28/2007           391,422
      314,377  KESTREL FUNDING US LLC+/-++                                               5.29       02/25/2008           314,377
      176,156  KLIO FUNDING CORPORATION++                                                5.29       07/24/2007           174,797
      445,192  KLIO III FUNDING CORPORATION++                                            5.29       06/22/2007           443,830
      321,747  KLIO III FUNDING CORPORATION++                                            5.30       07/13/2007           319,781
       51,523  KLIO III FUNDING CORPORATION++                                            5.30       07/23/2007            51,133
      200,852  KLIO III FUNDING CORPORATION++                                            5.29       07/24/2007           199,303
      178,461  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.29       06/15/2007           178,097
      157,188  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31       07/03/2007           156,456
       47,698  LIBERTY HARBOUR CDO II LIMITED                                            5.29       06/06/2007            47,663
      296,999  LIBERTY HARBOUR CDO II LIMITED++                                          5.27       06/25/2007           295,959
       21,832  LIBERTY LIGHT US CAPITAL+/-++                                             5.34       11/21/2007            21,841
       13,099  LIQUID FUNDING LIMITED++                                                  5.26       07/16/2007            13,013
      314,377  LIQUID FUNDING LIMITED                                                    5.29       07/30/2007           311,676
      436,634  LIQUID FUNDING LIMITED+/-++                                               5.29       08/15/2007           431,866
      654,951  LIQUID FUNDING LIMITED+/-++                                               5.33       06/11/2008           654,742
        8,733  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33       02/15/2008             8,731
        6,550  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.59       01/02/2008             6,559
        1,485  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39       08/24/2007             1,485
       26,198  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47       08/27/2007            26,210
      218,317  METLIFE GLOBAL FUNDING I+/-++                                             5.31       02/22/2008           218,302
       18,775  MORGAN STANLEY+/-                                                         5.48       11/09/2007            18,787
      134,265  MORGAN STANLEY+/-                                                         5.38       06/13/2008           134,277
      218,317  NATEXIS BANQUES POPULAIRES+/-++                                           5.35       11/09/2007           218,369
      344,504  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48       07/20/2007           344,570
       21,832  NATIONWIDE BUILDING SOCIETY+/-                                            5.48       07/20/2007            21,839
       36,808  NORTH SEA FUNDING LLC                                                     5.32       06/05/2007            36,787
      410,043  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37       11/22/2007           410,140
      218,317  SAINT GERMAIN FUNDING++                                                   5.28       06/01/2007           218,317
      157,188  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33       10/26/2007           157,190
      174,654  SLM CORPORATION+/-++                                                      5.32       05/12/2008           174,654
       53,444  SLM CORPORATION SERIES MTN1+/-                                            5.57       07/25/2007            53,410
       15,413  SOCIETE GENERALE (NORTH AMERICA)                                          5.26       06/20/2007            15,370
       65,058  STANFIELD VICTORIA FUNDING LLC                                            5.26       06/21/2007            64,869
      349,307  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35       04/03/2008           349,447
      127,497  TANGO FINANCE CORPORATION                                                 5.30       07/31/2007           126,384
       87,327  TASMAN FUNDING INCORPORATED++                                             5.29       06/12/2007            87,187
      873,268  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51       12/31/2007           873,268
      167,833  TRAVELERS INSURANCE COMPANY+/-                                            5.39       02/08/2008           167,830


WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       6,794  UBS FINANCE (DELAWARE) LLC                                                5.32%      07/16/2007    $        6,750
      218,317  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34       06/06/2008           218,319
       47,156  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.35       12/03/2007            47,170
       14,846  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.34       12/13/2007            14,825
       26,198  VETRA FINANCE INCORPORATED++                                              5.30       07/30/2007            25,973
        1,310  WACHOVIA CORPORATION+/-                                                   5.41       07/20/2007             1,310
       87,327  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                  5.30       07/27/2007            86,615
       76,568  WHISTLEJACKET CAPITAL LIMITED                                             5.33       06/15/2007            76,412
      218,317  WHISTLEJACKET CAPITAL LIMITED                                             5.28       07/12/2007           217,014
       69,861  WHITE PINE FINANCE LLC+/-++                                               5.33       06/21/2007            69,862
      189,490  WHITE PINE FINANCE LLC                                                    5.28       06/25/2007           188,828
        4,366  WORLD SAVINGS BANK FSB+/-                                                 5.42       06/01/2007             4,366
          873  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36       10/19/2007               873

                                                                                                                      27,247,396
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,247,396)                                                            27,247,396
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 0.63%

    2,453,688  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            2,453,688
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,453,688)                                                                         2,453,688
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $416,066,862)*                        106.10%                                                               $  409,991,547

OTHER ASSETS AND LIABILITIES, NET            (6.10)                                                                  (23,553,537)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  386,438,010
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,453,688.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $416,075,154 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                      $  2,633,285
         GROSS UNREALIZED DEPRECIATION                        (8,716,892)
                                                            ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)         $ (6,083,607)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.28%
$   327,498  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-          5.88%       04/25/2024   $      327,160

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $315,913)                                                                327,160
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 69.75%

APPAREL & ACCESSORY STORES - 2.69%
  2,000,000  GAP INCORPORATED                                                            9.80        12/15/2008        2,117,518
  1,000,000  WARNACO INCORPORATED                                                        8.88        06/15/2013        1,061,250

                                                                                                                       3,178,768
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.38%
  1,500,000  LEVI STRAUSS & COMPANY                                                     12.25        12/15/2012        1,631,250
                                                                                                                  --------------
BUSINESS SERVICES - 3.34%
  1,500,000  DELUXE CORPORATION SERIES B                                                 3.50        10/01/2007        1,485,000
  1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                           3.75        01/15/2009        1,447,500
  1,000,000  UNITED RENTALS NORTH AMERICA INCORPORATED                                   6.50        02/15/2012        1,007,500

                                                                                                                       3,940,000
                                                                                                                  --------------
CASINO & GAMING - 4.91%
  1,500,000  CAESARS ENTERTAINMENT                                                       8.88        09/15/2008        1,546,875
  1,250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                              8.86        11/15/2012        1,278,125
  1,500,000  MGM MIRAGE INCORPORATED                                                     9.75        06/01/2007        1,500,000
  1,500,000  MOHEGAN TRIBAL GAMING AUTHORITY                                             6.13        02/15/2013        1,473,750

                                                                                                                       5,798,750
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 2.97%
  1,500,000  EQUISTAR CHEMICALS LP                                                       8.75        02/15/2009        1,563,750
  1,515,000  FMC CORPORATION SERIES MTNA                                                 7.00        05/15/2008        1,526,013
    400,000  NALCO COMPANY                                                               7.75        11/15/2011          414,000

                                                                                                                       3,503,763
                                                                                                                  --------------
COMMUNICATIONS - 7.25%
  1,000,000  CINCINNATI BELL INCORPORATED                                                7.25        07/15/2013        1,040,000
  1,600,000  CSC HOLDINGS INCORPORATED SERIES B<<                                        7.63        04/01/2011        1,640,000
  2,250,000  ECHOSTAR DBS CORPORATION                                                    6.38        10/01/2011        2,258,438
  1,165,000  PANAMSAT CORPORATION                                                        6.38        01/15/2008        1,167,913
  1,000,000  QWEST CORPORATION+/-                                                        8.60        06/15/2013        1,095,000
  1,300,000  RURAL CELLULAR CORPORATION                                                  8.25        03/15/2012        1,368,250

                                                                                                                       8,569,601
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 9.14%
  1,500,000  AES CORPORATION++                                                           8.75        05/15/2013        1,591,875
  1,000,000  CLEAN HARBORS INCORPORATED                                                 11.25        07/15/2012        1,112,084
  1,750,000  CMS ENERGY CORPORATION<<                                                    7.50        01/15/2009        1,795,462
  1,300,000  IPALCO ENTERPRISES INCORPORATED                                             8.38        11/14/2008        1,342,250
  1,250,000  RELIANT RESOURCE INCORPORATED                                               9.25        07/15/2010        1,310,938
  1,990,000  SIERRA PACIFIC POWER COMPANY SERIES A                                       8.00        06/01/2008        2,030,473
  1,615,000  TXU ENERGY COMPANY LLC                                                      6.13        03/15/2008        1,618,944

                                                                                                                      10,802,026
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS - 1.23%
$ 1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                  8.00%       02/15/2008   $    1,458,000
                                                                                                                  --------------
HEALTH SERVICES - 4.45%
  2,000,000  ALLIANCE IMAGING INCORPORATED(A)                                           10.38        04/15/2011        2,074,400
  1,600,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                     7.88        02/01/2008        1,622,000
  1,500,000  TRIAD HOSPITALS INCORPORATED                                                7.00        05/15/2012        1,560,000

                                                                                                                       5,256,400
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.68%
  1,500,000  CASE NEW HOLLAND INCORPORATED                                               9.25        08/01/2011        1,575,000
  1,500,000  MANITOWOC COMPANY INCORPORATED                                             10.50        08/01/2012        1,586,250

                                                                                                                       3,161,250
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.74%
  2,000,000  CORRECTIONS CORPORATION OF AMERICA                                          7.50        05/01/2011        2,050,000
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 1.95%
  2,300,000  BAUSCH & LOMB INCORPORATED                                                  6.95        11/15/2007        2,307,924
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.09%
  1,250,000  RITE AID CORPORATION                                                        8.13        05/01/2010        1,287,500
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.64%
  1,500,000  FORD MOTOR CREDIT COMPANY                                                   4.95        01/15/2008        1,487,499
  1,000,000  GMAC LLC                                                                    7.75        01/19/2010        1,027,124
  1,000,000  GMAC LLC                                                                    6.00        12/15/2011          974,802
  2,000,000  RESIDENTIAL CAPITAL CORPORATION+/-++                                        7.19        04/17/2009        1,992,620

                                                                                                                       5,482,045
                                                                                                                  --------------
OIL & GAS - 2.42%
  1,390,000  HANOVER EQUIPMENT TRUST SERIES B                                            8.75        09/01/2011        1,435,175
  1,400,000  UNIVERSAL COMPRESSION INCORPORATED                                          7.25        05/15/2010        1,428,000

                                                                                                                       2,863,175
                                                                                                                  --------------
OIL & GAS EXTRACTION - 2.33%
  1,400,000  FOREST OIL CORPORATION                                                      8.00        06/15/2008        1,428,000
  1,295,000  POGO PRODUCING COMPANY SERIES B                                             8.25        04/15/2011        1,327,375

                                                                                                                       2,755,375
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 3.28%
    850,000  BOISE CASCADE LLC+/-                                                        8.23        10/15/2012          850,000
  1,500,000  BUCKEYE TECHNOLOGIES INCORPORATED                                           8.50        10/01/2013        1,571,250
  1,400,000  PLAYTEX PRODUCTS INCORPORATED                                               8.00        03/01/2011        1,459,500

                                                                                                                       3,880,750
                                                                                                                  --------------
PIPELINES - 1.75%
  2,105,000  PLAINS ALL AMERICAN PIPELINE LP                                             4.75        08/15/2009        2,065,437
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 4.84%
$ 1,450,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                           9.88%       11/15/2009   $    1,508,000
    450,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B                  9.88        08/15/2013          488,813
  2,100,000  HOUGHTON MIFFLIN COMPANY                                                    7.20        03/15/2011        2,131,500
  1,500,000  PRIMEDIA INCORPORATED                                                       8.00        05/15/2013        1,586,250

                                                                                                                       5,714,563
                                                                                                                  --------------
REAL ESTATE - 1.53%
  1,780,000  HOST MARRIOTT LP SERIES M                                                   7.00        08/15/2012        1,811,150
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.09%
  1,250,000  CRESCENT REAL ESTATE<<                                                      9.25        04/15/2009        1,284,375
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.65%
  1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                             8.75        11/15/2012        1,947,125
                                                                                                                  --------------
TEXTILE MILL PRODUCTS - 1.40%
  1,500,000  INTERFACE INCORPORATED                                                     10.38        02/01/2010        1,650,000
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $82,603,029)                                                                      82,399,227
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 3.93%
  1,000,000  ABITIBI CONSOLIDATED INCORPORATED                                           5.25        06/20/2008          960,000
  2,050,000  BRITISH SKY BROADCASTING GROUP PLC                                          8.20        07/15/2009        2,151,846
  1,500,000  NOVA CHEMICALS CORPORATION SERIES MTN                                       7.40        04/01/2009        1,530,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,736,216)                                                                       4,641,846
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 0.66%

TEXAS - 0.66%
    785,000  TEXAS STATE PUBLIC FINANCE AUTHORITY COSMOS FOUNDATION SERIES B
             (TAX INCREMENTAL REVENUE)%%                                                 6.75        02/15/2010          781,303
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $785,000)                                                                            781,303
                                                                                                                  --------------
TERM LOANS - 20.93%
    553,864  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-                            7.38        01/06/2012          555,248
  1,000,000  ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                            7.07        04/02/2014          998,310
  1,825,764  ALLIED WASTE NORTH AMERICA TERM LOAN                                        6.53        01/15/2012        1,836,409
    495,000  AMC ENTERTAINMENT TERM LOAN                                                 7.07        01/26/2013          497,787
  1,828,571  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                      6.61        04/19/2012        1,828,187
  1,500,000  BERRY PLASTICS HOLDING CORPORATION TERM LOAN+/-                             7.36        04/03/2015        1,509,375
  1,337,941  DAVITA INCORPORATED TERM LOAN B1                                            6.82        10/05/2012        1,338,784
  1,145,830  DEX MEDIA WEST LLC TERM LOAN B+/-                                           6.86        09/10/2010        1,147,744
  1,979,849  DIRECTV TERM LOAN+/-                                                        6.82        04/08/2013        1,985,907
  1,975,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                            7.32        12/20/2012        1,985,922
    221,532  JOHNSONDIVERSEY TERM LOAN+/-                                                7.86        12/16/2011          224,441
    964,989  LIFEPOINT INCORPORATED TERM LOAN B+/-                                       6.98        04/15/2012          963,783
  1,000,000  MUELLER GROUP INCORPORATED TERM LOAN B                                      7.09        05/21/2014        1,007,500
  1,253,757  NALCO COMPANY TERM LOAN B+/-                                                7.10        11/01/2010        1,262,295
  1,540,186  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                                7.34        04/06/2013        1,550,228
  1,394,116  NEW PAGE CORPORATION TERM LOAN B+/-                                         8.33        04/07/2011        1,404,140
    975,000  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-                                   7.36        07/28/2011          976,833

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS (CONTINUED)
$   882,355  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-                            8.32%       05/14/2010   $      882,355
  1,488,750  REYNOLDS AMERICAN INCORPORATED TERM LOAN                                    7.13        04/24/2012        1,497,132
    314,023  VISANT CORPORATION TERM LOAN B+/-                                           7.33        09/30/2011          314,818
    966,757  WARNER MUSIC GROUP TERM LOAN+/-                                             7.36        03/18/2010          969,516

TOTAL TERM LOANS (COST $24,645,986)                                                                                   24,736,714
                                                                                                                  --------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 3.11%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
     28,679  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       28,679
     67,064  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              67,064

                                                                                                                          95,743
                                                                                                                  --------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 3.03%
$    44,047  AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.47        08/16/2007           44,058
     28,679  AQUIFER FUNDING LIMITED++                                                   5.29        06/07/2007           28,654
     23,899  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                          5.35        10/25/2007           23,902
     28,330  ATOMIUM FUNDING CORPORATION++                                               5.30        08/07/2007           28,054
     90,818  ATOMIUM FUNDING CORPORATION                                                 5.31        08/15/2007           89,826
     23,899  BANCO SANTANDER TOTTA LOAN+/-++                                             5.32        06/16/2008           23,901
     71,698  BANK OF AMERICA NA SERIES BKNT+/-                                           5.36        06/19/2007           71,700
     47,799  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE $47,806)                                                              5.36        06/01/2007           47,799
     71,698  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $71,709)        5.36        06/01/2007           71,698
     19,119  BNP PARIBAS+/-                                                              5.33        05/07/2008           19,116
     21,887  BUCKINGHAM II CDO LLC++                                                     5.33        06/28/2007           21,801
      9,560  CAIRN HIGH GRADE FUNDING I LLC                                              5.27        06/04/2007            9,556
     19,119  CAIRN HIGH GRADE FUNDING I LLC                                              5.25        06/07/2007           19,103
     14,340  CAIRN HIGH GRADE FUNDING I LLC                                              5.28        06/15/2007           14,310
     24,855  CAIRN HIGH GRADE FUNDING I LLC++                                            5.28        06/21/2007           24,783
     40,151  CAIRN HIGH GRADE FUNDING I LLC++                                            5.30        07/11/2007           39,917
     47,799  CEDAR SPRINGS CAPITAL COMPANY++                                             5.25        06/07/2007           47,757
     13,104  CEDAR SPRINGS CAPITAL COMPANY++                                             5.27        06/12/2007           13,083
      3,467  CEDAR SPRINGS CAPITAL COMPANY++                                             5.27        06/13/2007            3,461
     18,164  CEDAR SPRINGS CAPITAL COMPANY++                                             5.26        06/14/2007           18,129
      9,560  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/10/2007            9,505
     19,466  CEDAR SPRINGS CAPITAL COMPANY                                               5.28        07/13/2007           19,347
     10,038  CHARIOT FUNDING LLC                                                         5.27        06/25/2007           10,003
     20,028  CHARTA LLC++                                                                5.29        06/22/2007           19,966
     11,472  CHARTA LLC                                                                  5.30        07/12/2007           11,403
      9,560  CHEYNE FINANCE LLC                                                          5.26        06/19/2007            9,535
     62,138  CHEYNE FINANCE LLC+/-++                                                     5.30        02/25/2008           62,131
     23,899  CHEYNE FINANCE LLC SERIES MTN+/-++                                          5.32        07/16/2007           23,900
     10,215  CIT GROUP INCORPORATED+/-                                                   5.58        09/20/2007           10,217

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    10,540  CIT GROUP INCORPORATED+/-                                                   5.59%       11/23/2007   $       10,543
      9,560  CIT GROUP INCORPORATED+/-                                                   5.42        12/19/2007            9,560
    210,314  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $210,345)                    5.36        06/01/2007          210,314
     12,428  COBBLER FUNDING LIMITED++                                                   5.31        07/25/2007           12,330
      4,780  COMERICA BANK+/-                                                            5.32        02/08/2008            4,768
     61,182  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                                5.30        06/12/2007           61,084
     23,899  CULLINAN FINANCE CORPORATION+/-++                                           5.32        02/12/2008           23,895
     47,799  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                               5.28        06/25/2007           47,798
      9,560  DEER VALLEY FUNDING LLC++                                                   5.28        06/04/2007            9,556
     35,594  DEER VALLEY FUNDING LLC                                                     5.30        06/11/2007           35,542
      8,199  DEER VALLEY FUNDING LLC++                                                   5.30        06/12/2007            8,186
     53,710  DEER VALLEY FUNDING LLC++                                                   5.30        06/15/2007           53,600
     34,697  DEER VALLEY FUNDING LLC++                                                   5.29        06/18/2007           34,611
     28,771  DEER VALLEY FUNDING LLC++                                                   5.32        07/13/2007           28,595
     19,119  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $19,122)                 5.36        06/01/2007           19,119
    197,055  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $197,084)                 5.36        06/01/2007          197,055
     47,799  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                   5.37        06/13/2007           47,799
      6,235  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                            5.25        07/06/2007            6,203
     18,777  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                            5.31        08/15/2007           18,572
     11,945  GENWORTH FINANCIAL INCORPORATED+/-                                          5.50        06/15/2007           11,945
     48,796  GEORGE STREET FINANCE LLC++                                                 5.29        06/04/2007           48,774
     61,187  GEORGE STREET FINANCE LLC++                                                 5.29        06/15/2007           61,062
     30,908  GEORGE STREET FINANCE LLC                                                   5.29        06/20/2007           30,822
     33,898  HARRIER FINANCE FUNDING LLC++                                               5.30        07/13/2007           33,691
     23,899  HARRIER FINANCE FUNDING LLC+/-++                                            5.30        01/11/2008           23,900
     12,717  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                            5.33        07/17/2007           12,632
     10,946  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/07/2007           10,839
     58,279  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                              5.34        08/08/2007           57,702
     33,459  IBM CORPORATION SERIES MTN+/-                                               5.35        06/28/2007           33,459
     62,138  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.39        09/17/2007           62,138
     23,899  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                  5.32        06/25/2008           23,902
      6,596  JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE $6,597)                 5.35        06/01/2007            6,596
      5,736  K2 (USA) LLC+/-++                                                           5.30        07/16/2007            5,736
      9,560  K2 (USA) LLC+/-++                                                           5.33        09/28/2007            9,560
     14,540  KEEL CAPITAL INCORPORATED                                                   5.29        06/14/2007           14,513
     43,468  KESTREL FUNDING US LLC++                                                    5.28        06/28/2007           43,297
     52,579  KESTREL FUNDING US LLC+/-++                                                 5.29        02/25/2008           52,579
     47,799  KLIO III FUNDING CORPORATION++                                              5.29        06/22/2007           47,652
      6,446  KLIO III FUNDING CORPORATION++                                              5.29        07/13/2007            6,407
     28,679  KLIO III FUNDING CORPORATION++                                              5.29        07/20/2007           28,475
     17,208  KLIO III FUNDING CORPORATION++                                              5.30        07/23/2007           17,077
     58,639  KLIO III FUNDING CORPORATION++                                              5.30        07/24/2007           58,186
     56,320  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.28        06/08/2007           56,263
     17,208  LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        07/03/2007           17,127

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    11,950  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                    5.33%       06/26/2007   $       11,949
      5,203  LIBERTY HARBOUR CDO II LIMITED                                              5.30        06/08/2007            5,198
     38,424  LIBERTY HARBOUR CDO II LIMITED++                                            5.29        06/14/2007           38,351
      2,868  LIQUID FUNDING LIMITED                                                      5.29        07/30/2007            2,843
     61,182  LIQUID FUNDING LIMITED+/-++                                                 5.33        11/13/2007           61,182
     70,742  LIQUID FUNDING LIMITED+/-++                                                 5.33        06/11/2008           70,719
     16,722  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT (MATURITY
             VALUE $16,724)                                                              5.32        06/01/2007           16,722
     20,171  METLIFE GLOBAL FUNDING I+/-++                                               5.42        10/05/2007           20,178
     23,899  MORGAN STANLEY+/-                                                           5.32        07/12/2007           23,899
     35,094  MORGAN STANLEY+/-                                                           5.48        07/27/2007           35,098
     23,899  MORGAN STANLEY+/-                                                           5.38        08/07/2007           23,899
    276,671  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $276,712)               5.36        06/01/2007          276,671
      4,421  MORGAN STANLEY SERIES EXL+/-                                                5.38        06/13/2008            4,422
      3,824  NATIONAL CITY BANK+/-                                                       5.42        09/04/2007            3,824
     27,403  NATIONWIDE BUILDING SOCIETY+/-++                                            5.48        07/20/2007           27,408
     47,799  NORTHERN ROCK PLC+/-++SS.                                                   5.34        07/03/2008           47,799
      4,780  PICAROS FUNDING PLC++                                                       5.25        06/22/2007            4,765
     27,245  PREMIUM ASSET TRUST+/-++                                                    5.47        12/21/2007           27,283
     23,899  PREMIUM ASSET TRUST SERIES 06-B+/-++                                        5.37        12/16/2007           23,899
     18,164  PYXIS MASTER TRUST SERIES 2007-3+/-++                                       5.37        08/27/2007           18,164
      3,867  RACERS TRUST SERIES 2004-6-MM+/-++                                          5.37        11/22/2007            3,868
     23,899  SAINT GERMAIN FUNDING++                                                     5.28        06/01/2007           23,899
     34,415  SEDNA FINANCE INCORPORATED+/-++                                             5.29        04/10/2008           34,411
     21,987  SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.39        04/11/2008           21,987
      3,824  SKANDINAVISKA ENSKILDA BANKEN AB                                            5.21        08/20/2007            3,779
     19,119  SLM CORPORATION+/-++                                                        5.32        05/12/2008           19,119
     26,767  STANFIELD VICTORIA FUNDING LLC+/-++                                         5.35        04/03/2008           26,778
     19,119  TANGO FINANCE CORPORATION                                                   5.30        07/31/2007           18,953
     30,620  TASMAN FUNDING INCORPORATED++                                               5.29        06/15/2007           30,557
     33,608  TASMAN FUNDING INCORPORATED++                                               5.30        06/22/2007           33,505
      5,526  TRAVELERS INSURANCE COMPANY+/-                                              5.39        02/08/2008            5,526
     23,899  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                          5.33        06/15/2007           23,900
     23,899  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.34        06/06/2008           23,900
     47,799  VETRA FINANCE CORPORATION                                                   5.26        06/12/2007           47,722
     38,239  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                    5.30        07/27/2007           37,927
     21,952  WHISTLEJACKET CAPITAL LIMITED                                               5.28        07/12/2007           21,821
     12,428  WHITE PINE FINANCE LLC                                                      5.30        06/01/2007           12,434

                                                                                                                       3,584,438
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,680,181)                                                              3,680,181
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 10.24%
 12,099,237  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   12,099,237

TOTAL SHORT-TERM INVESTMENTS (COST $12,099,237)                                                                       12,099,237
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,865,562)*                                             108.90%                                          $  128,665,668

OTHER ASSETS AND LIABILITIES, NET                                 (8.90)                                             (10,518,225)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  118,147,443
                                                                 ======                                           ==============

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,099,237.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $128,865,564 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                     $ 300,450
        GROSS UNREALIZED DEPRECIATION                      (500,346)
                                                          ---------
        NET UNREALIZED APPRECIATION (DEPRECIATION)        $(199,896)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 8.29%

FEDERAL HOME LOAN BANK - 2.31%
$  9,000,000  FHLB<<                                                                     5.50%       08/15/2008   $    8,999,919
  10,000,000  FHLB<<                                                                     5.30        01/12/2009       10,000,610

                                                                                                                      19,000,529
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.63%
      59,139  FHLMC #1B0128+/-                                                           7.53        09/01/2031           59,602
     355,008  FHLMC #555243                                                              9.00        11/01/2016          378,755
     828,467  FHLMC #555427                                                              9.50        09/01/2020          924,549
     325,641  FHLMC #555490                                                              9.50        12/01/2016          345,891
   2,371,480  FHLMC #555519<<                                                            9.00        12/01/2016        2,542,853
     469,379  FHLMC #788792+/-                                                           7.24        01/01/2029          480,687
     668,490  FHLMC #789272+/-                                                           6.43        04/01/2032          674,185
     100,107  FHLMC #846990+/-                                                           7.06        10/01/2031          101,298
     759,573  FHLMC #884013                                                             10.50        05/01/2020          842,239
     584,313  FHLMC #A01734                                                              9.00        08/01/2018          625,875
     175,712  FHLMC #A01849                                                              9.50        05/01/2020          194,536
   1,460,227  FHLMC #C64637                                                              7.00        06/01/2031        1,516,323
   1,709,989  FHLMC #G01126                                                              9.50        12/01/2022        1,855,315
     566,314  FHLMC #G11150                                                              7.50        12/01/2011          576,853
     547,559  FHLMC #G11200                                                              8.00        01/01/2012          565,176
     680,473  FHLMC #G11229                                                              8.00        01/01/2013          698,219
     631,876  FHLMC #G11391                                                              7.50        06/01/2012          648,274
     365,513  FHLMC #G80118                                                             10.00        11/17/2021          408,286

                                                                                                                      13,438,916
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.29%
   6,000,000  FNMA<<                                                                     5.38        04/03/2008        5,995,446
     586,151  FNMA #100001                                                               9.00        02/15/2020          638,444
     483,788  FNMA #100256                                                               9.00        10/15/2021          523,987
     345,257  FNMA #100259                                                               7.50        12/15/2009          350,306
     203,907  FNMA #190722                                                               9.50        03/01/2021          222,829
     647,866  FNMA #190909                                                               9.00        06/01/2024          710,966
     823,745  FNMA #252870                                                               7.00        11/01/2014          848,775
     474,166  FNMA #310010                                                               9.50        12/01/2020          529,082
   1,954,479  FNMA #323534<<                                                             9.00        12/01/2016        2,123,435
     966,345  FNMA #340181                                                               7.00        12/01/2010          986,147
     425,274  FNMA #344890                                                              10.25        09/01/2021          476,296
     197,982  FNMA #379046                                                               9.50        03/01/2010          199,630
     397,874  FNMA #392647                                                               9.00        10/01/2013          405,902
      27,774  FNMA #426817                                                              10.00        12/01/2009           28,789
     359,256  FNMA #458004                                                              10.00        03/20/2018          390,781
     356,874  FNMA #523850                                                              10.50        10/01/2014          381,409
   1,059,729  FNMA #535807<<                                                            10.50        04/01/2022        1,186,249
   1,180,718  FNMA #545117+/-                                                            7.16        12/01/2040        1,188,365
     901,419  FNMA #545131                                                               8.00        03/01/2013          914,208
     207,576  FNMA #545157                                                               8.50        11/01/2012          211,205

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  1,646,511  FNMA #545325<<                                                             8.50%       07/01/2017   $    1,745,728
     540,157  FNMA #545460<<+/-                                                          7.22        11/01/2031          550,589
   3,256,778  FNMA #598559<<                                                             6.50        08/01/2031        3,366,723
     103,313  FNMA #604060+/-                                                            7.40        09/01/2031          104,494
     368,873  FNMA #604689+/-                                                            6.78        10/01/2031          371,684
     357,757  FNMA #635070+/-                                                            5.65        05/01/2032          360,845
     650,395  FNMA #646643<<+/-                                                          5.95        06/01/2032          657,345
     547,662  FNMA #660508                                                               7.00        05/01/2013          563,549
     792,747  FNMA #724657+/-                                                            8.57        07/01/2033          805,945
     246,302  FNMA #8243                                                                10.00        01/01/2010          258,613

                                                                                                                      27,097,766
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.06%
     154,885  GNMA #780253                                                               9.50        11/15/2017          167,130
     659,007  GNMA #780267<<                                                             9.00        11/15/2017          711,092
     567,852  GNMA #780664                                                              10.00        10/20/2017          630,978
   1,127,206  GNMA #781310<<                                                             8.00        01/15/2013        1,153,897
   1,261,437  GNMA #781311<<                                                             7.50        02/15/2013        1,288,553
   2,211,531  GNMA #781540<<                                                             7.00        05/15/2013        2,282,844
   2,319,886  GNMA #781614<<                                                             7.00        06/15/2033        2,443,469

                                                                                                                       8,677,963
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $66,879,748)                                                                           68,215,174
                                                                                                                  --------------
ASSET BACKED SECURITIES - 20.82%
   7,642,275  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             6.00        10/25/2033        7,672,058
   7,500,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-                   5.39        08/15/2013        7,513,893
  10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         5.64        03/15/2012       10,050,695
   9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.97        03/25/2034        9,638,576
   5,728,350  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES
              SERIES 2003-5 CLASS 2M1+/-                                                 5.92        05/25/2033        5,746,197
   6,048,536  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A              7.23        07/16/2028            1,890
   5,487,243  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS A1A+/-          5.43        11/25/2036        5,486,317
     696,916  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                5.61        02/15/2034          698,205
   2,659,658  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               5.62        12/15/2033        2,664,038
   2,038,636  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-               5.55        02/15/2036        2,037,511
  38,933,406  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)                    0.83        09/29/2031          895,468
  49,368,008  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E++(C)(I)                   0.83        09/29/2031        1,135,464
   1,213,506  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   6.07        09/25/2033        1,215,238
   4,619,327  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                      5.53        05/20/2031        4,615,077
   6,200,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    5.34        12/15/2009        6,199,516
  10,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-           5.39        12/25/2036        9,985,681
   6,840,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                                   5.34        11/16/2009        6,835,725
   3,154,427  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          5.44        08/25/2035        3,153,146
  10,183,958  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                          6.02        02/25/2034       10,201,321
   8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                          5.97        03/25/2034        8,216,016
   9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                  6.00        10/25/2033        9,083,028
     652,497  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5             7.35        04/15/2027          651,702
     441,290  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                            6.14        12/09/2010          441,290

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES (CONTINUED)
$    563,296  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
              CLASS AII+/-                                                               5.79%       03/25/2032   $      563,454
   5,732,087  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
              CLASS MII1+/-                                                              5.95        10/25/2033        5,665,201
   3,242,762  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                      5.83        05/30/2012        3,243,573
  11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-        6.07        10/25/2033       11,015,998
  15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.75        04/25/2033       15,012,669
     589,147  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.80        12/25/2034          590,756
   8,031,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                 5.29        05/20/2009        8,027,889
   6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++              5.63        01/23/2011        6,005,625
   7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.57        06/23/2012        7,000,000

TOTAL ASSET BACKED SECURITIES (COST $179,567,429)                                                                   171,263,217
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.98%
     144,292  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                  7.10        08/13/2029          144,470
   5,517,347  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2             5.50        10/25/2034        5,495,389
  37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
              CLASS XP+/-++(C)                                                           1.53        05/11/2035        1,682,477
   4,388,453  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035        4,350,482
     481,444  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-         7.11        03/25/2022          479,556
     410,234  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                 8.00        09/20/2021          410,228
   3,607,730  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           5.38        11/25/2036        3,606,829
   1,146,384  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00        02/25/2017        1,146,711
     885,159  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
              CLASS 2A1+/-                                                               6.85        06/19/2031          882,528
     798,112  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
              CLASS 3A1+/-                                                               7.38        09/25/2034          811,219
   1,469,866  COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-                       6.88        06/19/2031        1,465,978
   3,484,864  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                      5.56        03/20/2036        3,473,290
  81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CF2
              CLASS ACP+/-++(C)                                                          1.66        02/15/2034          766,025
 115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK1
              CLASS ACP+/-++(C)                                                          1.03        12/18/2035          867,426
 100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK6
              CLASS ACP+/-(C)                                                            0.93        08/15/2036        1,337,890
  90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CKN5
              CLASS ACP+/-++(C)                                                          1.94        09/15/2034        2,370,221
     591,043  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)            6.85        01/25/2022          586,590
      95,790  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)           6.72        02/20/2021           95,468
   1,790,216  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50        02/25/2042        1,920,955
   1,440,502  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                 9.50        06/25/2030        1,512,325
   3,889,803  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                                9.50        12/25/2041        4,119,157
   3,309,058  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                                9.50        08/25/2041        3,502,642
   6,978,081  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                              6.18        07/25/2041        7,095,721
   4,145,731  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50        11/25/2031        4,373,109
     344,752  FNMA SERIES 1988-4 CLASS Z                                                 9.25        03/25/2018          365,345
     502,835  FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018          521,363
     211,531  FNMA SERIES 1988-9 CLASS Z                                                 9.45        04/25/2018          227,905
     769,876  FNMA SERIES 1989-30 CLASS Z                                                9.50        06/25/2019          821,268
     170,119  FNMA SERIES 1989-49 CLASS E                                                9.30        08/25/2019          179,675
     165,737  FNMA SERIES 1990-111 CLASS Z                                               8.75        09/25/2020          172,036
     374,893  FNMA SERIES 1990-119 CLASS J                                               9.00        10/25/2020          401,310
     200,273  FNMA SERIES 1990-124 CLASS Z                                               9.00        10/25/2020          214,976
     820,120  FNMA SERIES 1990-21 CLASS Z                                                9.00        03/25/2020          880,069
     433,867  FNMA SERIES 1990-27 CLASS Z                                                9.00        03/25/2020          465,618
     247,225  FNMA SERIES 1990-30 CLASS D                                                9.75        03/25/2020          269,263

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  1,036,801  FNMA SERIES 1991-132 CLASS Z                                               8.00%       10/25/2021   $    1,090,954
     379,304  FNMA SERIES 1992-71 CLASS X                                                8.25        05/25/2022          400,014
   2,949,391  FNMA SERIES 2003-W19 CLASS 1A4                                             4.78        11/25/2033        2,922,835
   2,208,103  FNMA SERIES G-22 CLASS ZT                                                  8.00        12/25/2016        2,313,022
   2,838,046  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                 6.17        05/25/2042        2,893,780
     304,551  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.00        06/25/2033          307,197
   8,926,574  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 6.09        08/25/2042        9,091,951
 140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
              X2+/-++(C)                                                                 0.95        05/15/2033        1,188,651
 181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
              X2+/-++(C)                                                                 1.08        08/11/2033        2,461,552
 131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
              CLASS X2+/-++(C)                                                           0.71        04/15/2034        1,129,199
   6,120,793  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.72        06/25/2034        6,154,324
   5,031,606  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     5.99        06/25/2034        5,199,579
   4,708,251  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                  5.67        01/25/2036        4,705,400
   5,612,645  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.72        04/25/2036        5,602,931
   3,109,406  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.99        04/25/2032        3,123,103
     342,960  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                   5.67        06/25/2024          341,864
 219,005,788  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)         0.80        01/25/2035        1,334,567
 121,761,378  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)          0.80        11/25/2034          608,807
   2,990,956  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-                5.38        10/25/2036        2,988,264
 248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
              2001-CIB2 CLASS X2+/-++(C)                                                 1.00        04/15/2035        2,596,118
   4,663,656  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                        4.90        04/25/2035        4,606,854
   4,899,583  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                       5.11        06/25/2035        4,846,988
   4,494,867  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.37        08/25/2035        4,458,618
   4,470,768  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
              CLASS 1A1+/-++                                                             4.95        09/28/2044        4,409,206
       1,788  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(D)                   7590.50        04/20/2021              888
   4,487,903  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS 2A1A+/-         5.47        12/25/2035        4,467,290
      63,602  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-               7.21        04/25/2018           63,343
      19,201  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++                 5.57        04/26/2021           19,145
  11,811,960  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.72        09/10/2035       12,005,733
   7,559,654  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                         6.92        09/10/2035        7,798,079
     557,421  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                    5.52        04/25/2035          557,407
   1,077,712  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-          7.22        11/25/2020        1,073,692
   7,610,139  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
              CLASS A1                                                                   9.22        10/25/2024        8,105,723
   1,229,277  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
              CLASS A2                                                                   9.65        10/25/2024        1,255,526
     448,068  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-           5.84        02/25/2028          448,135
   4,525,630  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1
              CLASS A+/-++                                                               8.74        04/15/2027        4,514,614
   5,966,436  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
              CLASS A+/-++                                                               8.51        07/15/2027        5,951,867
   1,773,856  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                4.82        10/25/2032        1,767,720
   1,926,928  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                4.38        12/25/2032        1,913,811
   4,030,341  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07        08/25/2033        3,970,360
     620,610  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                     7.05        08/25/2032          618,231
     547,124  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                     7.05        08/25/2032          545,027
   2,217,413  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)               6.98        12/28/2037        2,209,401

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $188,769,543)                                                        189,077,284
                                                                                                                  --------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
COMMERCIAL PAPER - 2.42%
$  4,000,000  ATLANTIC ASSET SECURITIES CORPORATION++                                    5.27%       06/13/2007   $    3,992,973
   6,000,000  BARTON CAPITAL LLC++                                                       5.25        06/01/2007        6,000,000
   8,000,000  OLD LINE FUNDING LLC++                                                     5.26        06/01/2007        8,000,000
   1,891,000  WESTPAC SECURITIES NZ LT                                                   5.26        06/06/2007        1,889,619

TOTAL COMMERCIAL PAPER (COST $19,882,592)                                                                             19,882,592
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 34.93%

AMUSEMENT & RECREATION SERVICES - 0.30%
   2,500,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                        6.55        12/01/2010        2,500,000
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.47%
   2,405,000  DR HORTON INCORPORATED<<                                                   7.50        12/01/2007        2,425,416
   1,445,000  K HOVNANIAN ENTERPRISES                                                   10.50        10/01/2007        1,464,219

                                                                                                                       3,889,635
                                                                                                                  --------------
COMMUNICATIONS - 2.70%
   4,000,000  COMCAST MO OF DELAWARE LLC                                                 9.00        09/01/2008        4,159,264
   2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                         5.91        12/14/2007        2,004,850
   3,390,000  ECHOSTAR DBS CORPORATION                                                   5.75        10/01/2008        3,390,000
   3,860,000  NEXTEL PARTNERS INCORPORATED                                               8.13        07/01/2011        4,024,668
   1,500,000  QWEST CORPORATION+/-                                                       8.60        06/15/2013        1,642,500
   5,000,000  SBC COMMUNICATIONS INCORPORATED+/-                                         5.57        11/14/2008        5,015,105
   2,000,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008        2,011,406

                                                                                                                      22,247,793
                                                                                                                  --------------
COMPUTER HARDWARE - 0.64%
  5,300,000  IBM CORPORATION SERIES MTN                                                  3.80        02/01/2008        5,248,818
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 5.60%
   5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                        6.86        07/15/2029        5,077,040
   7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                     6.36        04/15/2027        7,499,730
   2,272,700  FIFTH THIRD BANK SERIES BKNT                                               2.87        08/10/2009        2,205,928
   2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                              6.06        02/01/2027        1,959,320
   3,750,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                    5.63        12/04/2012        3,748,238
   1,145,000  M&T BANK CORPORATION+/-++                                                  3.85        04/01/2013        1,130,404
   7,305,000  NTC CAPITAL TRUST II SERIES B+/-                                           5.95        04/15/2027        7,154,334
   1,900,000  PNC FUNDING CORPORATION+/-                                                 5.50        01/31/2012        1,900,456
   5,000,000  STAR BANC CAPITAL TRUST I+/-                                               6.12        06/15/2027        4,999,975
   4,500,000  SUNTRUST CAPITAL III+/-                                                    6.00        03/15/2028        4,447,179
   6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                         4.38        08/15/2008        5,913,726

                                                                                                                      46,036,330
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 4.33%
   4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                        5.76        12/01/2009        4,796,597
   2,890,000  ENTERGY GULF STATES INCORPORATED                                           5.12        08/01/2010        2,829,796
   4,000,000  FAR WEST WATER & SEWER INCORPORATED++                                      8.35        12/27/2007        3,993,000
   7,745,000  GEORGIA POWER CAPITAL TRUST VI+/-                                          4.88        11/01/2042        7,729,951


66

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$  3,910,000  IPALCO ENTERPRISES INCORPORATED                                            8.38%       11/14/2008   $    4,037,075
   5,000,000  PSEG FUNDING TRUST                                                         5.38        11/16/2007        4,990,835
   7,275,000  TXU ELECTRIC DELIVERY COMPANY                                              5.00        09/01/2007        7,261,112

                                                                                                                      35,638,366
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.61%
   5,000,000  DOMINION RESOURCES INCORPORATED SERIES D<<+/-                              5.65        09/28/2007        5,001,375
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 2.12%
   7,745,000  DIAGEO CAPITAL PLC                                                         3.50        11/19/2007        7,680,771
   4,835,000  GENERAL MILLS INCORPORATED+/-                                              5.49        01/22/2010        4,836,305
   2,900,000  HJ HEINZ COMPANY++                                                         6.43        12/01/2008        2,932,161
   2,000,000  KRAFT FOODS INCORPORATED                                                   5.25        06/01/2007        2,000,000

                                                                                                                      17,449,237
                                                                                                                  --------------
FOOD STORES - 0.37%
   3,000,000  FRED MEYER INCORPORATED                                                    7.45        03/01/2008        3,042,291
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.59%
   2,900,000  CVS CAREMARK CORPORATION+/-                                                5.66        06/01/2010        2,899,188
   1,935,000  MAY DEPARTMENT STORES COMPANY                                              5.95        11/01/2008        1,944,222

                                                                                                                       4,843,410
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.39%
   1,935,000  ALAMOSA DELAWARE INCORPORATED                                              8.50        01/31/2012        2,037,545
   8,725,000  CORE INVESTMENT GRADE TRUST                                                4.64        11/30/2007        8,684,385
     750,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-                  5.75        12/01/2028          750,000

                                                                                                                      11,471,930
                                                                                                                  --------------
INSURANCE CARRIERS - 2.04%
   9,000,000  HSB CAPITAL I SERIES B+/-                                                  6.27        07/15/2027        9,020,214
   3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<+/-                    5.68        07/11/2011        3,877,466
   3,875,000  UNUMPROVIDENT CORPORATION                                                  5.86        05/15/2009        3,883,564

                                                                                                                      16,781,244
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
   6,800,000  TYCO INTERNATIONAL GROUP SA PARTICIPATION CERTIFICATE TRUST++              4.44        06/15/2007        6,797,817
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.39%
   4,840,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                            5.46        04/30/2008        4,839,380
   3,870,000  GMAC LLC                                                                   5.85        01/14/2009        3,839,888
   6,275,000  HSBC FINANCE CORPORATION                                                   5.84        02/15/2008        6,289,803
   8,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                5.87        07/31/2008        8,052,240
   4,825,000  RESIDENTIAL CAPITAL CORPORATION+/-                                         6.66        11/21/2008        4,845,863

                                                                                                                      27,867,174
                                                                                                                  --------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
OIL & GAS EXTRACTION - 1.80%
$  3,870,000  ANADARKO PETROLEUM CORPORATION+/-                                          5.75%       09/15/2009   $    3,878,553
   5,000,000  BAKER HUGHES INCORPORATED                                                  6.00        02/15/2009        5,049,095
   5,850,000  MARATHON OIL CORPORATION                                                   5.38        06/01/2007        5,850,000

                                                                                                                      14,777,648
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.12%
   1,000,000  INTERNATIONAL PAPER COMPANY                                                6.50        11/15/2007        1,002,332
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.84%
   5,000,000  GANNETT COMPANY+/-                                                         5.56        05/26/2009        5,008,500
   1,930,000  THE E. W. SCRIPPS COMPANY                                                  3.75        02/15/2008        1,902,169

                                                                                                                       6,910,669
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.57%
   2,900,000  CHELSEA GCA REALTY PARTNERSHIP LP                                          7.25        10/21/2007        2,914,747
   4,840,000  DUKE REALTY LP                                                             3.35        01/15/2008        4,771,432
   3,544,000  EQUITY ONE INCORPORATED                                                    3.88        04/15/2009        3,424,014
   5,000,000  HRPT PROPERTIES TRUST+/-                                                   5.95        03/16/2011        5,001,675
   5,000,000  ISTAR FINANCIAL INCORPORATED+/-                                            5.90        03/16/2009        5,030,510

                                                                                                                      21,142,378
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.93%
   7,700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                       5.42        03/23/2009        7,701,063
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 2.15%
   7,745,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       5.69        03/13/2009        7,758,453
   3,900,000  JOHNSON CONTROLS INCORPORATED+/-                                           5.59        01/17/2008        3,904,103
   6,000,000  RAYTHEON COMPANY                                                           6.75        08/15/2007        6,013,710

                                                                                                                      17,676,266
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.14%
   4,835,000  CARDINAL HEALTH INCORPORATED+/-++                                          5.62        10/02/2009        4,836,866
   4,500,000  SAFEWAY INCORPORATED                                                       7.00        09/15/2007        4,517,478

                                                                                                                       9,354,344
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $287,366,212)                                                                    287,380,120
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 4.94%
   6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  3.88        07/22/2008        5,888,772
     855,000  PEMEX FINANCE LIMITED                                                      9.69        08/15/2009          896,023
   2,900,000  SABMILLER PLC+/-++                                                         5.65        07/01/2009        2,904,976
   2,000,000  TELECOM ITALIA CAPITAL+/-                                                  5.84        02/01/2011        2,009,530
   8,095,000  TELUS CORPORATION                                                          7.50        06/01/2007        8,095,000
   8,000,000  TRANSOCEAN INCORPORATED+/-                                                 5.55        09/05/2008        8,004,528
   6,770,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              6.50        12/15/2008        6,796,464
   6,000,000  YORKSHIRE POWER FINANCE SERIES B                                           6.50        02/25/2008        6,042,918

TOTAL FOREIGN CORPORATE BONDS@ (COST $40,750,493)                                                                     40,638,211
                                                                                                                  --------------

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--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 2.93%

CALIFORNIA - 0.36%
$  2,900,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT PREREFUNDED SERIES B
              (LEASE REVENUE,FIRST SECURITY BANK LOC)SS.                                 7.38%       09/01/2020   $    2,973,573
                                                                                                                  --------------
ILLINOIS -0.10%
     895,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                                5.36        12/01/2008          820,250
                                                                                                                  --------------
IOWA -0.35%
     920,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
              (TAX INCREMENTAL REVENUE)                                                  5.60        06/01/2008          918,454
   1,345,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
              (TAX INCREMENTAL REVENUE)                                                  5.39        06/01/2009        1,337,118
     625,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
              (TAX INCREMENTAL REVENUE)                                                  5.34        06/01/2010          619,181

                                                                                                                       2,874,753
                                                                                                                  --------------
LOUISIANA - 0.12%
     954,482  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
              (OTHER REVENUE LOC)
                                                                                         6.36        05/15/2025          952,487
                                                                                                                  --------------
MASSACHUSETTS - 1.33%
   7,850,000  BVOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY REVENUE, GO OF
              INSTITUTION)+/-SS.
                                                                                         5.60        10/01/2019        7,850,000
   3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
              UNIVERSITY REVENUE,MBIA INSURED)                                           7.04        10/01/2028        3,074,940

                                                                                                                      10,924,940
                                                                                                                  --------------
NEW JERSEY - 0.47%
   3,870,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                            5.59        04/11/2009        3,857,848
                                                                                                                  --------------
NEW YORK - 0.20%
   1,700,000  NEW YORK STATE DORMITORY AUTHORITY (HEALTHCARE FACILITIES
              REVENUE)                                                                   3.45        02/15/2008        1,677,764
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $24,157,837)                                                                      24,081,615
                                                                                                                  --------------
US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
     400,000  US TREASURY BILL^                                                          4.87        07/26/2007          397,128
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $397,059)                                                                             397,128
                                                                                                                  --------------
TERM LOANS - 0.52%
   2,285,714  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                     6.61        04/19/2012        2,285,234
   1,985,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN                                   7.11        04/24/2012        1,996,175

TOTAL TERM LOANS (COST $4,269,644)                                                                                     4,281,409
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 6.46%

COLLATERAL INVESTED IN OTHER ASSETS - 6.46%
     170,365  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007          170,435
       5,111  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            5,111
       1,874  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008            1,875
      14,140  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007           14,140
      17,037  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007           17,047
     251,885  APRECO LLC++                                                               5.27        06/15/2007          251,371
     340,730  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007          340,434
     681,461  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008          681,270
     425,913  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007          425,951
     999,788  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007          991,780

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    340,730  ATOMIUM FUNDING CORPORATION++                                              5.30%       08/07/2007   $      337,408
     322,706  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007          319,182
     902,935  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007          902,935
      87,738  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007           87,917
     425,913  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007          425,913
     775,162  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007          775,495
     851,826  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $851,953)                                                  5.36        06/01/2007          851,826
   1,533,287  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
              $1,533,515)                                                                5.36        06/01/2007        1,533,287
      12,164  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007           12,084
     255,548  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007          255,555
     511,096  BNP PARIBAS+/-                                                             5.33        05/07/2008          511,014
   1,362,921  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $1,363,124)               5.36        06/01/2007        1,362,921
     681,461  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007          678,776
     298,139  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007          297,880
      68,146  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007           68,007
     357,767  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007          356,722
     327,101  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007          325,197
      92,849  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007           92,227
     425,913  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007          422,936
       6,644  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            6,646
     370,646  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007          370,105
     332,212  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007          331,581
     289,621  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007          287,976
     518,029  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007          512,979
     255,548  CHARTA LLC++                                                               5.29        06/22/2007          254,766
      85,183  CHARTA LLC                                                                 5.30        07/12/2007           84,674
      76,664  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007           76,598
   1,362,921  CHEYNE FINANCE LLC                                                         5.25        06/18/2007        1,359,541
     340,730  CHEYNE FINANCE LLC                                                         5.24        07/17/2007          338,447
     340,730  CHEYNE FINANCE LLC                                                         5.25        07/18/2007          338,400
     425,913  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008          425,866
     170,365  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007          170,367
   4,417,112  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,417,770)                 5.36        06/01/2007        4,417,112
     425,913  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007          422,565
     240,487  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007          238,422
      68,146  COMERICA BANK+/-                                                           5.33        07/20/2007           68,154
     715,534  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007          714,389
      85,183  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007           84,872
      39,014  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007           39,094
     215,870  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007          215,775
     596,278  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007          595,062
     401,244  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007          398,909
     340,730  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007          338,648
      34,550  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007           34,480
      83,973  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007           83,666
     340,730  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007          340,233
     170,365  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007          169,868

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     14,413  FCAR OWNER TRUST SERIES II                                                 5.25%       06/22/2007   $       14,369
     110,737  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007          109,948
   4,665,793  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $4,666,488)              5.36        06/01/2007        4,665,793
     340,730  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007          339,688
      17,037  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007           17,040
     306,657  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007          305,897
      42,608  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           42,459
     272,584  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007          272,584
     344,052  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007          344,066
     579,923  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007          579,940
     374,803  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007          374,039
     175,084  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007          174,599
     425,913  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007          425,913
     425,913  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007          425,913
   1,147,120  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007        1,139,101
     170,365  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007          168,704
     425,913  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007          421,696
     524,963  HUDSON-THAMES LLC                                                          5.24        07/16/2007          521,525
      11,926  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           11,926
     596,278  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007          596,278
     766,643  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007          763,623
     613,315  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008          613,315
     343,661  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007          341,011
     868,522  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007          865,864
     627,693  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007          623,858
     100,515  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007           99,755
     391,840  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007          388,819
     348,158  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007          347,448
     306,657  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007          305,228
      93,053  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007           92,986
     579,412  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007          577,384
      42,591  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           42,609
      25,555  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007           25,387
     613,315  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007          608,046
     851,826  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007          842,524
   1,277,739  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008        1,277,330
      17,037  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008           17,034
      12,777  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008           12,797
       2,896  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007            2,896
      51,110  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007           51,132
     425,913  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008          425,883
      36,629  MORGAN STANLEY+/-                                                          5.48        11/09/2007           36,652
     261,936  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008          261,960
     425,913  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007          426,015
     672,091  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007          672,218
      42,591  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           42,605
      71,809  NORTH SEA FUNDING LLC                                                      5.32        06/05/2007           71,767
     799,950  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007          800,139

WELLS FARGO ADVANTAGE INCOME FUNDS        PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    425,913  SAINT GERMAIN FUNDING++                                                    5.28%       06/01/2007   $      425,913
     306,657  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007          306,660
     340,730  SLM CORPORATION+/-++                                                       5.32        05/12/2008          340,730
     104,263  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007          104,198
      30,069  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007           29,986
     126,922  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007          126,551
     681,461  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008          681,733
     248,733  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007          246,562
     170,365  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007          170,093
   1,703,652  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007        1,703,652
     327,425  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008          327,418
      13,254  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007           13,168
     425,913  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008          425,917
      91,997  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007           92,023
      28,962  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007           28,922
      51,110  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           50,671
       2,555  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007            2,556
     170,365  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007          168,977
     149,376  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007          149,071
     425,913  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007          423,370
     136,292  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007          136,294
     369,675  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007          368,382
       8,518  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007            8,518
       1,704  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007            1,705

                                                                                                                      53,156,724
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,156,724)                                                            53,156,724
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 1.46%
 11,981,112   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            11,981,112

TOTAL SHORT-TERM INVESTMENTS (COST $11,981,112)                                                                       11,981,112
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $877,178,393)*                       105.80%                                                                $  870,354,586

OTHER ASSETS AND LIABILITIES, NET           (5.80)                                                                   (47,717,124)
                                           ------                                                                 --------------

TOTAL NET ASSETS                           100.00%                                                                $  822,637,462
                                           ======                                                                 ==============

PORTFOLIO OF INVESTMENTS--MAY 31, 2007        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

(D) THIS SECURITY IS A STRUCTURED NOTE WHICH GENERATES INCOME BASED ON A COUPON FORMULA (-1,500 TIMES ONE MONTH LIBOR PLUS 15,573.5%) AND THE PREPAYMENT BEHAVIOR OF THE UNDERLYING COLLATERAL. THE COUPON IS SUBJECT TO A MANDATORY CAP OF 15,573.5% AND A MANDATORY FLOOR OF 11%. THE CURRENT INTEREST RATE IS (-1,500*5.32)+15,573.5 = 7,593.5%.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,981,112.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $877,178,393 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                       $  4,318,449
        GROSS UNREALIZED DEPRECIATION                        (11,142,256)
                                                            ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)          $ (6,823,807)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                              STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007
--------------------------------------------------------------------------------

                                                                                             CORPORATE         GOVERNMENT
                                                                                             BOND FUND    SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $   239,606,496    $ 1,207,220,874
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................        20,603,977        571,252,454
   INVESTMENTS IN AFFILIATES .......................................................         2,876,335         50,490,303
                                                                                       ----------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................................       263,086,808      1,828,963,631
                                                                                       ----------------------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................               821                  0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................           322,708          3,242,674
   RECEIVABLE FOR INVESTMENTS SOLD .................................................         5,864,302            309,287
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         3,509,176          9,280,080
                                                                                       ----------------------------------
TOTAL ASSETS .......................................................................       272,783,815      1,841,795,672
                                                                                       ----------------------------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................                 0            167,688
   PAYABLE FOR FUND SHARES REDEEMED ................................................           343,346          2,236,792
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................         5,475,227        118,876,705
   DIVIDENDS PAYABLE ...............................................................           129,117            240,096
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................           110,537            648,659
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................        20,603,977        571,252,454
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................           437,417            316,321
                                                                                       ----------------------------------
TOTAL LIABILITIES ..................................................................        27,099,621        693,738,715
                                                                                       ----------------------------------
TOTAL NET ASSETS ...................................................................   $   245,684,194    $ 1,148,056,957
                                                                                       ==================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $   379,562,686    $ 1,193,386,956
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................             2,080              6,821
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................      (132,241,835)       (23,939,843)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ............................................................        (1,610,980)       (20,309,002)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................           (27,757)        (1,087,975)
                                                                                       ----------------------------------
TOTAL NET ASSETS ...................................................................   $   245,684,194    $ 1,148,056,957
                                                                                       ----------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ............................................................               N/A    $     1,334,513
   SHARES OUTSTANDING - CLASS C ....................................................               N/A            130,632
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................               N/A    $         10.22
   NET ASSETS - ADMINISTRATOR CLASS ................................................               N/A    $   117,347,454
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................................               N/A         11,486,946
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..............               N/A    $         10.22
   NET ASSETS - ADVISOR CLASS ......................................................   $    14,418,113    $    59,760,025
   SHARES OUTSTANDING - ADVISOR CLASS ..............................................         1,418,659          5,848,964
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ....................   $         10.16    $         10.22
   NET ASSETS - INSTITUTIONAL CLASS ................................................   $    21,467,270    $   236,424,307
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................         2,112,535         23,158,436
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............   $         10.16    $         10.21
   NET ASSETS - INVESTOR CLASS .....................................................   $   209,798,811    $   733,190,658
   SHARES OUTSTANDING - INVESTOR CLASS .............................................        20,637,326         71,719,950
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...................   $         10.17    $         10.22
                                                                                       ----------------------------------
INVESTMENTS AT COST ................................................................   $   264,697,788    $ 1,849,272,633
                                                                                       ==================================
SECURITIES ON LOAN, AT MARKET VALUE ................................................   $    20,138,453    $   560,035,259
                                                                                       ==================================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                       SHORT-TERM
                                                                                HIGH     SHORT-TERM    HIGH YIELD  ULTRA SHORT-TERM
                                                                         INCOME FUND      BOND FUND     BOND FUND       INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................  $ 329,403,496  $ 380,290,463  $112,886,250  $    805,216,750
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ........................     44,856,645     27,247,396     3,680,181        53,156,724
   INVESTMENTS IN AFFILIATES ........................................     13,891,812      2,453,688    12,099,237        11,981,112
                                                                       ------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................    388,151,953    409,991,547   128,665,668       870,354,586
                                                                       ------------------------------------------------------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................          5,207              0             0            27,000
   RECEIVABLE FOR FUND SHARES ISSUED ................................        239,112        105,292        41,336         1,543,355
   RECEIVABLE FOR INVESTMENTS SOLD ..................................      6,282,628        101,957       321,839         5,052,038
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................      6,413,880      4,363,839     1,962,490         7,732,757
                                                                       ------------------------------------------------------------
TOTAL ASSETS ........................................................    401,092,780    414,562,635   130,991,333       884,709,736
                                                                       ------------------------------------------------------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..........              0         50,016             0                 0
   PAYABLE FOR FUND SHARES REDEEMED .................................        402,816        247,724       234,874         4,253,133
   PAYABLE FOR INVESTMENTS PURCHASED ................................      8,813,138              0     8,600,862         3,750,000
   DIVIDENDS PAYABLE ................................................        942,697        219,591       119,921           284,230
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............        161,737        205,920        44,973           409,692
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...........................     44,856,645     27,247,396     3,680,181        53,156,724
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................        132,166        153,978       163,079           218,495
                                                                       ------------------------------------------------------------
TOTAL LIABILITIES ...................................................     55,309,199     28,124,625    12,843,890        62,072,274
                                                                       ------------------------------------------------------------
TOTAL NET ASSETS ....................................................  $ 345,783,581  $ 386,438,010  $118,147,443  $    822,637,462
                                                                       ============================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................  $ 740,105,911  $ 508,793,102  $189,925,928  $  1,098,408,888
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................          1,389          2,878           837             5,731
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............   (402,253,061)  (115,985,034)  (71,579,428)     (269,126,139)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
     LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..................      7,924,135     (6,075,315)     (199,894)       (6,823,807)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............          5,207       (297,621)            0           172,789
                                                                       ------------------------------------------------------------
TOTAL NET ASSETS ....................................................  $ 345,783,581  $ 386,438,010  $118,147,443  $    822,637,462
                                                                       ------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C .............................................            N/A            N/A           N/A               N/A
   SHARES OUTSTANDING - CLASS C .....................................            N/A            N/A           N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........            N/A            N/A           N/A               N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................            N/A            N/A           N/A  $     17,003,187
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................            N/A            N/A           N/A         1,876,383
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
      CLASS .........................................................            N/A            N/A           N/A  $           9.06
   NET ASSETS - ADVISOR CLASS .......................................  $ 115,254,070  $   6,938,306  $ 22,076,166  $     44,858,025
   SHARES OUTSTANDING - ADVISOR CLASS ...............................     14,603,651        817,688     2,585,524         4,934,785
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .....  $        7.89  $        8.49  $       8.54  $           9.09
   NET ASSETS - INSTITUTIONAL CLASS .................................  $     242,294  $  80,153,419           N/A  $     42,757,410
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................         30,445      9,436,222           N/A         4,704,290
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
      CLASS .........................................................  $        7.96  $        8.49           N/A  $           9.09
   NET ASSETS - INVESTOR CLASS ......................................  $ 230,287,217  $ 299,346,285  $ 96,071,277  $    718,018,840
   SHARES OUTSTANDING - INVESTOR CLASS ..............................     29,071,293     35,282,871    11,250,473        78,959,403
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....  $        7.92  $        8.48  $       8.54  $           9.09
                                                                       ------------------------------------------------------------
INVESTMENTS AT COST .................................................  $ 380,227,818  $ 416,066,862  $128,865,562  $    877,178,393
                                                                       ============================================================
SECURITIES ON LOAN, AT MARKET VALUE .................................  $  43,666,699  $  26,681,111  $  3,578,134  $     52,171,404
                                                                       ============================================================

WELLS FARGO ADVANTAGE INCOME FUNDS

                       STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007
--------------------------------------------------------------------------------

                                                                          CORPORATE        GOVERNMENT
                                                                          BOND FUND   SECURITIES FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................  $ 16,116,182   $    57,773,340
   INCOME FROM AFFILIATED SECURITIES ................................       146,648         1,283,734
   SECURITIES LENDING INCOME, NET ...................................        78,439           381,933
                                                                       ------------------------------
TOTAL INVESTMENT INCOME .............................................    16,341,269        59,439,007
                                                                       ------------------------------

EXPENSES
   ADVISORY FEES ....................................................     1,246,793         4,492,108
   ADMINISTRATION FEES
      FUND LEVEL ....................................................       138,533           534,587
      CLASS C .......................................................           N/A             3,900
      ADMINISTRATOR CLASS ...........................................           N/A           109,014
      ADVISOR CLASS .................................................        39,168           168,350
      INSTITUTIONAL CLASS ...........................................        16,258            86,205
      INVESTOR CLASS ................................................     1,092,391         3,558,986
   CUSTODY FEES .....................................................        55,413           213,835
   SHAREHOLDER SERVICING FEES (NOTE 3) ..............................       641,856         2,403,546
   ACCOUNTING FEES ..................................................        52,135           115,232
   DISTRIBUTION FEES (NOTE 3)
      CLASS C .......................................................           N/A            10,446
   PROFESSIONAL FEES ................................................        43,933            37,817
   REGISTRATION FEES ................................................        37,466            73,054
   SHAREHOLDER REPORTS ..............................................        78,766           129,992
   TRUSTEES' FEES ...................................................         8,955             8,955
   OTHER FEES AND EXPENSES ..........................................        14,448            23,757
                                                                       ------------------------------
TOTAL EXPENSES ......................................................     3,466,115        11,969,784
                                                                       ------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................      (784,015)       (2,459,203)
   NET EXPENSES .....................................................     2,682,100         9,510,581
                                                                       ------------------------------
NET INVESTMENT INCOME (LOSS) ........................................    13,659,169        49,928,426
                                                                       ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     1,034,012           883,720
   FUTURES TRANSACTIONS .............................................      (718,360)          717,496
                                                                       ------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................       315,652         1,601,216
                                                                       ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     5,984,047         7,551,892
   FUTURES TRANSACTIONS .............................................      (148,834)         (823,925)
                                                                       ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ......................................................     5,835,213         6,727,967
                                                                       ------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............     6,150,865         8,329,183
                                                                       ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $ 19,810,034   $    58,257,609
                                                                       ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                     SHORT-TERM
                                                                             HIGH     SHORT-TERM     HIGH YIELD   ULTRA SHORT-TERM
                                                                      INCOME FUND      BOND FUND      BOND FUND        INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ......................................................   $ 25,934,823   $ 24,152,093   $  7,321,156   $     50,152,779
   INCOME FROM AFFILIATED SECURITIES .............................        876,606        619,834        363,570          1,861,418
   SECURITIES LENDING INCOME, NET ................................        127,596         30,108          7,206             38,308
                                                                     -------------------------------------------------------------
TOTAL INVESTMENT INCOME ..........................................     26,939,025     24,802,035      7,691,932         52,052,505
                                                                     -------------------------------------------------------------

EXPENSES
   ADVISORY FEES .................................................      1,869,434      1,987,662        644,683          3,756,100
   ADMINISTRATION FEES
      FUND LEVEL .................................................        169,949        220,851         58,608            438,263
      CLASS C ....................................................            N/A            N/A            N/A                N/A
      ADMINISTRATOR CLASS ........................................            N/A            N/A            N/A              7,471
      ADVISOR CLASS ..............................................        279,842         18,418         61,261            138,216
      INSTITUTIONAL CLASS ........................................          1,326         57,690            N/A             37,824
      INVESTOR CLASS .............................................        866,280      1,633,555        362,319          3,475,853
   CUSTODY FEES ..................................................         67,979         88,341         23,443            175,305
   SHAREHOLDER SERVICING FEES (NOTE 3) ...........................        845,601        923,976        293,037          2,073,114
   ACCOUNTING FEES ...............................................         52,815         62,118         34,749             98,213
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ....................................................            N/A            N/A            N/A                N/A
   PROFESSIONAL FEES .............................................         30,984         29,358         28,324             33,102
   REGISTRATION FEES .............................................         37,505         40,654         21,942             34,926
   SHAREHOLDER REPORTS ...........................................         62,111         48,910         36,928             54,737
   TRUSTEES' FEES ................................................          8,955          8,955          8,955              8,955
   OTHER FEES AND EXPENSES .......................................         14,350         29,754          8,896             19,362
                                                                     -------------------------------------------------------------
TOTAL EXPENSES ...................................................      4,307,131      5,150,242      1,583,145         10,351,441
                                                                     -------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................     (1,390,793)    (1,459,824)      (575,094)        (3,257,156)
   NET EXPENSES ..................................................      2,916,338      3,690,418      1,008,051          7,094,285
                                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) .....................................     24,022,687     21,111,617      6,683,881         44,958,220
                                                                     -------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................      2,985,353       (687,104)       (74,367)       (26,020,162)
   FUTURES TRANSACTIONS ..........................................              0         43,850              0           (261,290)
                                                                     -------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................      2,985,353       (643,254)       (74,367)       (26,281,452)
                                                                     -------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................      8,621,497      2,131,804        728,504         24,882,041
   FUTURES TRANSACTIONS ..........................................          5,207        (86,639)             0           (148,693)
                                                                     -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ...................................................      8,626,704      2,045,165        728,504         24,733,348
                                                                     -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........     11,612,057      1,401,911        654,137         (1,548,104)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $ 35,634,744   $ 22,513,528   $  7,338,018   $     43,410,116
                                                                     =============================================================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   CORPORATE BOND FUND
                                                                                             -------------------------------
                                                                                                   FOR THE          FOR THE
                                                                                                YEAR ENDED       YEAR ENDED
                                                                                              MAY 31, 2007     MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $ 295,546,816    $ 436,337,839

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................      13,659,169       16,848,640
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         315,652        6,519,934
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................       5,835,213      (27,226,844)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      19,810,034       (3,858,270)
                                                                                             -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................        (689,259)        (753,748)
      INSTITUTIONAL CLASS ................................................................      (1,075,127)      (1,914,883)
      INVESTOR CLASS .....................................................................     (11,891,412)     (14,192,434)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................               0                0
      INSTITUTIONAL CLASS ................................................................               0                0
      INVESTOR CLASS .....................................................................               0                0
                                                                                             -------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................     (13,655,798)     (16,861,065)
                                                                                             -------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................       5,793,322        4,588,909
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................         665,431          736,219
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................      (6,208,805)      (7,904,167)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................         249,948       (2,579,039)
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................       2,723,180        7,586,636
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................       1,062,900        1,824,231
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................      (2,023,319)     (63,047,569)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................       1,762,761      (53,636,702)
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................      33,043,502       41,431,295
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................      10,265,011       12,254,194
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................    (101,338,080)    (117,541,436)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................     (58,029,567)     (63,855,947)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........     (56,016,858)    (120,071,688)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................     (49,862,622)    (140,791,023)
                                                                                             -------------------------------
ENDING NET ASSETS ........................................................................   $ 245,684,194    $ 295,546,816
                                                                                             ===============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 GOVERNMENT SECURITIES FUND
                                                                                             -----------------------------------
                                                                                                     FOR THE            FOR THE
                                                                                                  YEAR ENDED         YEAR ENDED
                                                                                                MAY 31, 2007       MAY 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $ 1,085,667,648    $ 1,324,748,827

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................        49,928,426         49,667,630
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         1,601,216        (16,335,948)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         6,727,967        (41,357,856)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        58,257,609         (8,026,174)
                                                                                             -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................           (57,085)           (67,117)
      ADMINISTRATOR CLASS ................................................................        (5,557,007)        (3,306,533)
      ADVISOR CLASS ......................................................................        (2,929,821)        (3,014,415)
      INSTITUTIONAL CLASS ................................................................        (5,714,585)        (3,894,475)
      INVESTOR CLASS .....................................................................       (38,154,720)       (44,943,950)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                 0             (9,858)
      ADMINISTRATOR CLASS ................................................................                 0           (399,602)
      ADVISOR CLASS ......................................................................                 0           (371,322)
      INSTITUTIONAL CLASS ................................................................                 0           (341,200)
      INVESTOR CLASS .....................................................................                 0         (5,655,746)
                                                                                             -----------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................       (52,413,218)       (62,004,218)
                                                                                             -----------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................           258,843            228,129
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................            47,584             65,433
   COST OF SHARES REDEEMED - CLASS C .....................................................          (351,137)        (1,081,884)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................           (44,710)          (788,322)
                                                                                             -----------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................        79,058,875        167,314,345
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................         5,502,294          3,674,819
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................       (70,180,694)       (64,623,925)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................        14,380,475        106,365,239
                                                                                             -----------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................        26,741,357         19,940,463
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................         2,884,087          3,316,939
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................       (30,478,445)       (28,448,262)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................          (853,001)        (5,190,860)
                                                                                             -----------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................       182,858,605        112,400,737
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................         5,020,988          3,991,083
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................       (35,291,855)      (117,844,218)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................       152,587,738         (1,452,398)
                                                                                             -----------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................       211,722,231        198,616,370
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................        35,953,581         46,776,624
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................      (357,201,396)      (513,377,440)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................      (109,525,584)      (267,984,446)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        56,544,918       (169,050,787)
                                                                                             -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        62,389,309       (239,081,179)
                                                                                             -----------------------------------
ENDING NET ASSETS ........................................................................   $ 1,148,056,957    $ 1,085,667,648
                                                                                             ===================================

                                                                                                     HIGH INCOME FUND
                                                                                             -------------------------------
                                                                                                   FOR THE          FOR THE
                                                                                                YEAR ENDED       YEAR ENDED
                                                                                              MAY 31, 2007     MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $ 325,122,408    $ 267,327,748

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................      24,022,687       15,088,719
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................       2,985,353       (3,607,799)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................       8,626,704        7,280,066
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      35,634,744       18,760,986
                                                                                             -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................      (8,605,354)      (2,936,236)
      INSTITUTIONAL CLASS ................................................................        (123,483)        (233,045)
      INVESTOR CLASS .....................................................................     (15,317,320)     (16,101,944)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................               0                0
      INSTITUTIONAL CLASS ................................................................               0                0
      INVESTOR CLASS .....................................................................               0                0
                                                                                             -------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................     (24,046,157)     (19,271,225)
                                                                                             -------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................      30,280,722      130,262,203
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................         864,623        1,103,818
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................     (33,508,138)     (34,791,711)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................      (2,362,793)      96,574,310
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          12,148          120,144
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................          97,398          223,858
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................      (3,130,632)        (244,742)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................      (3,021,086)          99,260
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................      57,571,968       28,625,622
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................      11,026,260       11,189,136
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................     (54,141,763)     (78,183,429)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................      14,456,465      (38,368,671)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       9,072,586       58,304,899
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................      20,661,173       57,794,660
                                                                                             -------------------------------
ENDING NET ASSETS ........................................................................   $ 345,783,581    $ 325,122,408
                                                                                             ===============================


                                                                                                   SHORT-TERM BOND FUND
                                                                                             -------------------------------
                                                                                                   FOR THE          FOR THE
                                                                                                YEAR ENDED       YEAR ENDED
                                                                                              MAY 31, 2007     MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $ 469,018,138    $ 565,181,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................      21,111,617       21,626,607
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................        (643,254)      (1,585,572)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................       2,045,165       (7,070,922)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      22,513,528       12,970,113
                                                                                             -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................        (317,615)        (289,709)
      INSTITUTIONAL CLASS ................................................................      (3,752,966)      (3,031,837)
      INVESTOR CLASS .....................................................................     (17,322,908)     (19,135,057)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................             N/A              N/A
      ADMINISTRATOR CLASS ................................................................             N/A              N/A
      ADVISOR CLASS ......................................................................               0                0
      INSTITUTIONAL CLASS ................................................................               0                0
      INVESTOR CLASS .....................................................................               0                0
                                                                                             -------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................     (21,393,489)     (22,456,603)
                                                                                             -------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             N/A              N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................             N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................             N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................             N/A              N/A
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................             N/A              N/A
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................       3,305,092        3,213,749
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................         275,475          269,481
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................      (2,688,272)      (5,465,646)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................         892,295       (1,982,416)
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................      17,536,068       52,752,426
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................       3,397,056        2,618,171
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................      (7,224,514)     (39,293,856)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................      13,708,610       16,076,741
                                                                                             -------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................      36,728,895       55,430,538
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................      15,036,650       16,643,010
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................    (150,066,617)    (172,845,002)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................     (98,301,072)    (100,771,454)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........     (83,700,167)     (86,677,129)
                                                                                             -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................     (82,580,128)     (96,163,619)
                                                                                             -------------------------------
ENDING NET ASSETS ........................................................................   $ 386,438,010    $ 469,018,138
                                                                                             ===============================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     CORPORATE BOND FUND
                                                                                                -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ....................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................            N/A             N/A
   SHARES REDEEMED - CLASS C ................................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................            N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADVISOR CLASS ..............................................................        569,124         443,018
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...........................         65,272          71,337
   SHARES REDEEMED - ADVISOR CLASS ..........................................................       (611,702)       (766,433)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...............................         22,694        (252,078)
                                                                                                -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................        268,567         727,192
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................        104,225         175,124
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................       (201,184)     (6,013,983)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................        171,608      (5,111,667)
                                                                                                -----------------------------
   SHARES SOLD - INVESTOR CLASS .............................................................      3,241,386       4,013,260
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..........................      1,006,839       1,186,995
   SHARES REDEEMED - INVESTOR CLASS .........................................................     (9,951,312)    (11,388,993)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..............................     (5,703,087)     (6,188,738)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....     (5,508,785)    (11,552,483)
                                                                                                -----------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      2,080    $      2,255
                                                                                                =============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 GOVERNMENT SECURITIES FUND
                                                                                                -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ....................................................................         25,112          21,957
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................          4,620           6,246
   SHARES REDEEMED - CLASS C ................................................................        (34,040)       (102,863)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................         (4,308)        (74,660)
                                                                                                -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................      7,677,562      15,961,236
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................        534,093         353,509
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................     (6,816,777)     (6,228,285)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................      1,394,878      10,086,460
                                                                                                -----------------------------
   SHARES SOLD - ADVISOR CLASS ..............................................................      2,595,721       1,906,146
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...........................        279,945         317,101
   SHARES REDEEMED - ADVISOR CLASS ..........................................................     (2,960,804)     (2,721,322)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...............................        (85,138)       (498,075)
                                                                                                -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................     17,718,903      10,705,343
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................        487,986         381,362
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................     (3,432,904)    (11,121,610)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................     14,773,985         (34,905)
                                                                                                -----------------------------
   SHARES SOLD - INVESTOR CLASS .............................................................     20,549,395      18,963,367
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..........................      3,487,799       4,466,188
   SHARES REDEEMED - INVESTOR CLASS .........................................................    (34,679,982)    (48,960,190)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..............................    (10,642,788)    (25,530,635)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      5,436,629     (16,051,815)
                                                                                                -----------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      6,821    $     27,249
                                                                                                =============================

                                                                                                      HIGH INCOME FUND
                                                                                                -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ....................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................            N/A             N/A
   SHARES REDEEMED - CLASS C ................................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................            N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADVISOR CLASS ..............................................................      3,930,328      16,931,212
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...........................        111,739         143,740
   SHARES REDEEMED - ADVISOR CLASS ..........................................................     (4,300,357)     (4,530,717)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...............................       (258,290)     12,544,235
                                                                                                -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................          1,327          15,544
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................         12,654          28,915
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................       (400,356)        (31,677)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       (386,375)         12,782
                                                                                                -----------------------------
   SHARES SOLD - INVESTOR CLASS .............................................................      7,401,241       3,715,358
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..........................      1,417,967       1,452,065
   SHARES REDEEMED - INVESTOR CLASS .........................................................     (6,962,687)    (10,151,246)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..............................      1,856,521      (4,983,823)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....      1,211,856       7,573,194
                                                                                                -----------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      1,389    $      1,364
                                                                                                =============================

                                                                                                    SHORT-TERM BOND FUND
                                                                                                -----------------------------
                                                                                                     FOR THE         FOR THE
                                                                                                  YEAR ENDED      YEAR ENDED
                                                                                                MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ....................................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................            N/A             N/A
   SHARES REDEEMED - CLASS C ................................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADMINISTRATOR CLASS ........................................................            N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................            N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ....................................................            N/A             N/A
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................            N/A             N/A
                                                                                                -----------------------------
   SHARES SOLD - ADVISOR CLASS ..............................................................        388,639         376,644
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ...........................         32,379          31,554
   SHARES REDEEMED - ADVISOR CLASS ..........................................................       (315,938)       (639,740)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...............................        105,080        (231,542)
                                                                                                -----------------------------
   SHARES SOLD - INSTITUTIONAL CLASS ........................................................      2,058,734       6,138,723
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................        398,859         306,491
   SHARES REDEEMED - INSTITUTIONAL CLASS ....................................................       (848,687)     (4,576,033)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      1,608,906       1,869,181
                                                                                                -----------------------------
   SHARES SOLD - INVESTOR CLASS .............................................................      4,318,794       6,479,799
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..........................      1,767,689       1,949,291
   SHARES REDEEMED - INVESTOR CLASS .........................................................    (17,646,039)    (20,222,707)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..............................    (11,559,556)    (11,793,617)
                                                                                                -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....     (9,845,570)    (10,155,978)
                                                                                                -----------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      2,878    $      2,878
                                                                                                =============================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  SHORT-TERM HIGH YIELD BOND FUND
                                                                                                  --------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                   MAY 31, 2007      MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................    $ 131,016,584     $ 167,467,833

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................        6,683,881         7,690,021
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................          (74,367)          550,528
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................          728,504          (930,816)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................        7,338,018         7,309,733
                                                                                                  --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS C .................................................................................              N/A               N/A
     ADMINISTRATOR CLASS .....................................................................              N/A               N/A
     ADVISOR CLASS ...........................................................................       (1,517,280)       (1,794,348)
     INSTITUTIONAL CLASS .....................................................................              N/A               N/A
     INVESTOR CLASS ..........................................................................       (5,163,846)       (5,869,923)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS C .................................................................................              N/A               N/A
     ADMINISTRATOR CLASS .....................................................................              N/A               N/A
     ADVISOR CLASS ...........................................................................                0                 0
     INSTITUTIONAL CLASS .....................................................................              N/A               N/A
     INVESTOR CLASS ..........................................................................                0                 0
                                                                                                  --------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................       (6,681,126)       (7,664,271)
                                                                                                  --------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...................................................................................              N/A               N/A
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...........................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......................................              N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .............................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .......................................................................              N/A               N/A
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .................................................        4,616,514         9,791,905
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .............................................        1,441,379         1,711,550
   COST OF SHARES REDEEMED - ADVISOR CLASS ...................................................      (14,784,974)      (21,082,961)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .............................................................................       (8,727,081)       (9,579,506)
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......................................              N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .......................................................................              N/A               N/A
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ................................................       31,393,720        19,087,210
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ............................................        4,148,117         4,872,616
   COST OF SHARES REDEEMED - INVESTOR CLASS ..................................................      (40,340,789)      (50,477,031)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ............................................................................       (4,798,952)      (26,517,205)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............      (13,526,033)      (36,096,711)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................      (12,869,141)      (36,451,249)
                                                                                                  --------------------------------
ENDING NET ASSETS ............................................................................    $ 118,147,443     $ 131,016,584
                                                                                                  ================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                   ULTRA SHORT-TERM INCOME FUND
                                                                                                  --------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                   MAY 31, 2007      MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................................................    $ 916,246,320   $ 1,122,779,786

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..............................................................       44,958,220        42,108,508
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................................................      (26,281,452)        2,939,990
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......................       24,733,348        (5,065,512)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................       43,410,116        39,982,986
                                                                                                  --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS C .................................................................................              N/A               N/A
     ADMINISTRATOR CLASS .....................................................................         (410,957)         (179,485)
     ADVISOR CLASS ...........................................................................       (2,602,331)       (2,424,586)
     INSTITUTIONAL CLASS .....................................................................       (2,700,522)       (2,482,183)
     INVESTOR CLASS ..........................................................................      (40,457,638)      (40,033,270)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS C .................................................................................              N/A               N/A
     ADMINISTRATOR CLASS .....................................................................                0                 0
     ADVISOR CLASS ...........................................................................                0                 0
     INSTITUTIONAL CLASS .....................................................................                0                 0
     INVESTOR CLASS ..........................................................................                0                 0
                                                                                                  --------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................................      (46,171,448)      (45,119,524)
                                                                                                  --------------------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C .......................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS C .........................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...................................................................................              N/A               N/A
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ...........................................       14,910,513         8,812,868
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......................................          387,887           174,292
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .............................................       (4,379,159)       (3,015,639)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .......................................................................       10,919,241         5,971,521
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .................................................       22,801,189        30,371,003
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .............................................        2,524,511         2,345,612
   COST OF SHARES REDEEMED - ADVISOR CLASS ...................................................      (31,225,664)      (40,624,476)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .............................................................................       (5,899,964)       (7,907,861)
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........................................       43,137,773        71,767,148
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......................................        2,513,289         2,252,036
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............................................      (50,993,064)      (82,108,613)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .......................................................................       (5,342,002)       (8,089,429)
                                                                                                  --------------------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ................................................      256,188,121       337,541,693
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ............................................       36,151,047        36,096,064
   COST OF SHARES REDEEMED - INVESTOR CLASS ..................................................     (382,863,969)     (565,008,916)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ............................................................................      (90,524,801)     (191,371,159)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............      (90,847,526)     (201,396,928)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................      (93,608,858)     (206,533,466)
                                                                                                  --------------------------------
ENDING NET ASSETS ............................................................................    $ 822,637,462   $   916,246,320
                                                                                                  ================================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  SHORT-TERM HIGH YIELD BOND FUND
                                                                                                  --------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                   MAY 31, 2007      MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .....................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................              N/A               N/A
   SHARES REDEEMED - CLASS C .................................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................              N/A               N/A
                                                                                                  --------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................              N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................              N/A               N/A
                                                                                                  --------------------------------
   SHARES SOLD - ADVISOR CLASS ...............................................................          542,259         1,147,654
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ............................          169,144           200,678
   SHARES REDEEMED - ADVISOR CLASS ...........................................................       (1,734,692)       (2,472,101)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ................................       (1,023,289)       (1,123,769)
                                                                                                  --------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................              N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................              N/A               N/A
                                                                                                  --------------------------------
   SHARES SOLD - INVESTOR CLASS ..............................................................        3,678,904         2,238,055
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...........................          486,729           571,308
   SHARES REDEEMED - INVESTOR CLASS ..........................................................       (4,738,595)       (5,920,528)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...............................         (572,962)       (3,111,165)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......       (1,596,251)       (4,234,934)
                                                                                                  --------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $         837   $           836
                                                                                                  ================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                   ULTRA SHORT-TERM INCOME FUND
                                                                                                  --------------------------------
                                                                                                        FOR THE           FOR THE
                                                                                                     YEAR ENDED        YEAR ENDED
                                                                                                   MAY 31, 2007      MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .....................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................              N/A               N/A
   SHARES REDEEMED - CLASS C .................................................................              N/A               N/A
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ......................................              N/A               N/A
                                                                                                  --------------------------------
   SHARES SOLD - ADMINISTRATOR CLASS .........................................................        1,643,333           966,523
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................           42,759            19,122
   SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................         (482,412)         (330,477)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..........................        1,203,680           655,168
                                                                                                  --------------------------------
   SHARES SOLD - ADVISOR CLASS ...............................................................        2,503,950         3,321,587
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ............................          277,312           256,482
   SHARES REDEEMED - ADVISOR CLASS ...........................................................       (3,429,697)       (4,440,943)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ................................         (648,435)         (862,874)
                                                                                                  --------------------------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................................................        4,734,959         7,842,808
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................          276,088           246,202
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................       (5,598,915)       (8,966,732)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..........................         (587,868)         (877,722)
                                                                                                  --------------------------------
   SHARES SOLD - INVESTOR CLASS ..............................................................       28,121,346        36,867,679
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...........................        3,970,050         3,945,992
   SHARES REDEEMED - INVESTOR CLASS ..........................................................      (42,029,060)      (61,706,523)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...............................       (9,937,664)      (20,892,852)
                                                                                                  --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......       (9,970,287)      (21,978,280)
                                                                                                  --------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $       5,731   $         5,731
                                                                                                  ================================

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 NET REALIZED
                                                                      BEGINNING          NET              AND      DISTRIBUTIONS
                                                                      NET ASSET   INVESTMENT       UNREALIZED           FROM NET
                                                                      VALUE PER       INCOME   GAIN (LOSS) ON         INVESTMENT
                                                                          SHARE       (LOSS)      INVESTMENTS             INCOME
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $    9.96         0.50             0.20              (0.50)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.58         0.49            (0.62)             (0.49)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.67         0.29            (0.09)             (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   10.42         0.49             0.25              (0.49)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................   $    9.54         0.52             0.88              (0.52)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................   $   10.80         0.63            (1.25)             (0.64)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $    9.96         0.54             0.20              (0.54)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.57         0.53            (0.61)             (0.53)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.65         0.31            (0.08)             (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   10.41         0.55             0.24              (0.55)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................   $    9.53         0.57             0.88              (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................   $   10.79         0.68            (1.25)             (0.69)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $    9.96         0.50             0.21              (0.50)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.59         0.48            (0.63)             (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.67         0.29            (0.08)             (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   10.42         0.50             0.25              (0.50)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................   $    9.54         0.53             0.88              (0.53)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................   $   10.80         0.65            (1.26)             (0.65)

GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $   10.15         0.40             0.09              (0.42)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.77         0.35            (0.50)             (0.41)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.92         0.12             0.01              (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   11.05         0.15             0.20              (0.25)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........................   $   11.14         0.19            (0.06)             (0.22)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $   10.15         0.50             0.09              (0.52)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.77         0.48            (0.53)             (0.51)
APRIL 11, 2005(5) TO MAY 31, 2005(4) ..............................   $   10.61         0.05             0.17              (0.06)

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $   10.15         0.48             0.09              (0.50)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.77         0.43            (0.51)             (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.93         0.20             0.00(6)           (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   11.05         0.25             0.21              (0.35)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................   $   11.35         0.25             0.07              (0.36)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................   $   11.25         0.42             0.30              (0.46)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................   $   10.14         0.54             0.08              (0.55)
JUNE 1, 2005 TO MAY 31, 2006 ......................................   $   10.77         0.49            (0.53)             (0.53)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................   $   10.93         0.23             0.00(6)           (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................   $   11.05         0.32             0.21              (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................   $   11.36         0.34             0.05              (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................   $   11.26         0.48             0.31              (0.53)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                      DISTRIBUTIONS       ENDING
                                                                           FROM NET    NET ASSET
                                                                           REALIZED    VALUE PER
                                                                              GAINS        SHARE
-------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.16
JUNE 1, 2005 TO MAY 31, 2006 ......................................            0.00    $    9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            0.00    $   10.58
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            0.00    $   10.67
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            0.00    $   10.42
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            0.00    $    9.54

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.16
JUNE 1, 2005 TO MAY 31, 2006 ......................................            0.00    $    9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            0.00    $   10.57
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            0.00    $   10.65
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            0.00    $   10.41
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            0.00    $    9.53

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.17
JUNE 1, 2005 TO MAY 31, 2006 ......................................            0.00    $    9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            0.00    $   10.59
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            0.00    $   10.67
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            0.00    $   10.42
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            0.00    $    9.54

GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.22
JUNE 1, 2005 TO MAY 31, 2006 ......................................           (0.06)   $   10.15
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................           (0.12)   $   10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................           (0.23)   $   10.92
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........................            0.00    $   11.05

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.22
JUNE 1, 2005 TO MAY 31, 2006 ......................................           (0.06)   $   10.15
APRIL 11, 2005(5) TO MAY 31, 2005(4) ..............................            0.00    $   10.77

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.22
JUNE 1, 2005 TO MAY 31, 2006 ......................................           (0.06)   $   10.15
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................           (0.12)   $   10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................           (0.23)   $   10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................           (0.26)   $   11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................           (0.16)   $   11.35

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            0.00    $   10.21
JUNE 1, 2005 TO MAY 31, 2006 ......................................           (0.06)   $   10.14
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................           (0.12)   $   10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................           (0.23)   $   10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................           (0.26)   $   11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................           (0.16)   $   11.36

                                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                      ---------------------------------------------------
                                                                      NET INVESTMENT       GROSS    EXPENSES         NET
                                                                       INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            4.93%       1.13%     (0.16)%       0.97%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            4.68%       1.11%     (0.11)%       1.00%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            4.60%       1.23%     (0.16)%       1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            4.70%       1.20%     (0.08)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            5.10%       1.16%     (0.03)%       1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            6.40%       1.15%     (0.03)%       1.12%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            5.29%       0.68%     (0.07)%       0.61%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            5.01%       0.65%     (0.04)%       0.61%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            5.08%       0.65%     (0.04)%       0.61%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            5.23%       0.60%     (0.03)%       0.57%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            5.59%       0.60%     (0.01)%       0.59%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            7.00%       0.59%     (0.01)%       0.58%

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            4.90%       1.31%     (0.31)%       1.00%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            4.65%       1.28%     (0.25)%       1.03%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            4.62%       1.13%     (0.09)%       1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            4.78%       1.07%     (0.03)%       1.04%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            5.20%       1.04%     (0.01)%       1.03%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            6.60%       0.99%      0.00%        0.99%

GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ......................................            3.87%       1.81%     (0.11)%       1.70%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            3.39%       1.80%     (0.10)%       1.70%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            2.14%       2.30%     (0.04)%       2.26%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            1.65%       2.10%     (0.04)%       2.06%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........................            1.25%       2.17%     (0.06)%       2.11%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            4.87%       0.88%     (0.18)%       0.70%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            4.50%       0.88%     (0.18)%       0.70%
APRIL 11, 2005(5) TO MAY 31, 2005(4) ..............................            3.54%       0.83%     (0.16)%       0.67%

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            4.64%       1.06%     (0.14)%       0.92%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            4.14%       1.05%     (0.10)%       0.95%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            3.33%       1.16%     (0.09)%       1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            2.57%       1.18%     (0.06)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            2.33%       1.12%     (0.01)%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            3.68%       1.14%     (0.04)%       1.10%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................            5.08%       0.61%     (0.13)%       0.48%
JUNE 1, 2005 TO MAY 31, 2006 ......................................            4.60%       0.60%     (0.12)%       0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................            3.87%       0.58%     (0.05)%       0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................            3.19%       0.53%     (0.03)%       0.50%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................            2.96%       0.48%      0.00%        0.48%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................            4.50%       0.46%     (0.01)%       0.45%

                                                                                  PORTFOLIO       NET ASSETS AT
                                                                          TOTAL    TURNOVER       END OF PERIOD
                                                                      RETURN(2)        RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     7.15%          162%     $        14,418
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (1.33)%         157%     $        13,899
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     1.85%           85%     $        17,440
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     7.29%          133%     $        20,396
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................    14.89%          205%     $        28,663
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................    (5.84)%         412%     $        30,529

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     7.53%          162%     $        21,467
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (0.85)%         157%     $        19,323
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     2.21%           85%     $        74,568
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     7.78%          133%     $        71,061
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................    15.51%          205%     $        76,644
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................    (5.35)%         412%     $        43,487

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     7.22%          162%     $       209,799
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (1.46)%         157%     $       262,325
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     1.95%           85%     $       344,329
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     7.39%          133%     $       432,598
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................    15.00%          205%     $       555,582
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................    (5.71)%         412%     $       683,288

GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO MAY 31, 2007 ......................................     4.89%          159%     $         1,335
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (1.48)%         207%     $         1,370
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     1.24%          139%     $         2,257
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     3.20%          390%     $         2,979
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ..........................     1.18%          531%     $         2,925

ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     5.94%          159%     $       117,347
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (0.49)%         207%     $       102,434
APRIL 11, 2005(5) TO MAY 31, 2005(4) ..............................     2.12%          139%     $            60

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     5.71%          159%     $        59,760
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (0.74)%         207%     $        60,242
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     1.85%          139%     $        69,267
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     4.27%          390%     $        76,283
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................     2.89%          531%     $       120,753
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................     6.77%          519%     $       106,721

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 ......................................     6.17%          159%     $       236,424
JUNE 1, 2005 TO MAY 31, 2006 ......................................    (0.37)%         207%     $        85,056
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...............................     2.17%          139%     $        90,647
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..............................     4.92%          390%     $        84,366
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..............................     3.56%          531%     $       121,767
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..............................     7.45%          519%     $       104,607

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                         BEGINNING           NET              AND    DISTRIBUTIONS
                                                         NET ASSET    INVESTMENT       UNREALIZED         FROM NET
                                                         VALUE PER        INCOME   GAIN (LOSS) ON       INVESTMENT
                                                             SHARE        (LOSS)      INVESTMENTS           INCOME
------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $   10.16          0.47             0.09            (0.50)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $   10.77          0.42            (0.49)           (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $   10.93          0.20             0.00(6)         (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $   11.05          0.26             0.21            (0.36)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $   11.36          0.28             0.05            (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $   11.26          0.43             0.31            (0.48)

HIGH INCOME FUND
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    7.63          0.55             0.26            (0.55)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    7.63          0.53             0.02            (0.55)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    7.84          0.30            (0.21)           (0.30)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    7.49          0.53             0.35            (0.53)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    6.31          0.55             1.18            (0.55)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    7.74          0.77            (1.43)           (0.77)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    7.70          0.59             0.26            (0.59)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    7.69          0.45             0.13            (0.58)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    7.88          0.33            (0.19)           (0.33)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    7.53          0.58             0.35            (0.58)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    6.35          0.61             1.17            (0.60)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    7.75          0.82            (1.40)           (0.82)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    7.66          0.55             0.26            (0.55)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    7.66          0.41             0.14            (0.55)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    7.86          0.31            (0.20)           (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    7.51          0.54             0.35            (0.54)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    6.33          0.57             1.18            (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    7.75          0.78            (1.42)           (0.78)

SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    8.47          0.40             0.03            (0.41)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    8.62          0.35            (0.13)           (0.37)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    8.77          0.18            (0.14)           (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    8.81          0.26            (0.01)           (0.29)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    8.78          0.29             0.07            (0.33)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.40          0.42            (0.60)           (0.44)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    8.48          0.44             0.01            (0.44)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    8.63          0.39            (0.14)           (0.40)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    8.78          0.20            (0.14)           (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    8.82          0.31            (0.01)           (0.34)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    8.79          0.34             0.08            (0.39)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.40          0.48            (0.59)           (0.50)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    8.47          0.40             0.02            (0.41)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    8.62          0.35            (0.13)           (0.37)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    8.77          0.19            (0.14)           (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    8.81          0.27            (0.01)           (0.30)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    8.78          0.29             0.09            (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.39          0.44            (0.59)           (0.46)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS      ENDING
                                                              FROM NET   NET ASSET
                                                              REALIZED   VALUE PER
                                                                 GAINS       SHARE
----------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $  10.22
JUNE 1, 2005 TO MAY 31, 2006 .........................           (0.06)   $  10.16
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................           (0.12)   $  10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................           (0.23)   $  10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................           (0.26)   $  11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................           (0.16)   $  11.36

HIGH INCOME FUND
----------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   7.89
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   7.63
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   7.63
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   7.84
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   7.49
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   6.31

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   7.96
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   7.70
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   7.69
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   7.88
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   7.53
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   6.35

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   7.92
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   7.66
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   7.66
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   7.86
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   7.51
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   6.33

SHORT-TERM BOND FUND
----------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   8.49
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   8.47
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   8.62
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   8.77
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   8.81
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   8.78

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   8.49
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   8.48
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   8.63
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   8.78
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   8.82
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   8.79

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00    $   8.48
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00    $   8.47
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00    $   8.62
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00    $   8.77
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00    $   8.81
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00    $   8.78

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         ----------------------------------------------------
                                                         NET INVESTMENT        GROSS    EXPENSES          NET
                                                          INCOME (LOSS)     EXPENSES      WAIVED     EXPENSES
-------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             4.59%        1.23%      (0.26)%       0.97%
JUNE 1, 2005 TO MAY 31, 2006 .........................             4.06%        1.22%      (0.20)%       1.02%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             3.37%        1.08%      (0.06)%       1.02%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             2.66%        1.06%      (0.03)%       1.03%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             2.55%        0.96%       0.00%        0.96%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................             3.85%        0.92%      (0.01)%       0.91%

HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             7.07%        1.16%      (0.30)%       0.86%
JUNE 1, 2005 TO MAY 31, 2006 .........................             6.39%        1.17%      (0.30)%       0.87%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             6.59%        1.20%      (0.14)%       1.06%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             6.90%        1.20%      (0.07)%       1.13%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             7.74%        1.15%      (0.04)%       1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            10.45%        1.20%      (0.07)%       1.13%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             7.53%        0.75%      (0.32)%       0.43%
JUNE 1, 2005 TO MAY 31, 2006 .........................             5.83%        0.77%      (0.34)%       0.43%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             7.20%        0.51%      (0.09)%       0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             7.58%        0.47%      (0.03)%       0.44%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             8.60%        0.45%       0.00%        0.45%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            11.03%        0.46%       0.00%        0.46%

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             7.07%        1.33%      (0.47)%       0.86%
JUNE 1, 2005 TO MAY 31, 2006 .........................             5.41%        1.34%      (0.48)%       0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             6.71%        1.08%      (0.13)%       0.95%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             7.06%        1.00%      (0.04)%       0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             8.09%        0.94%       0.00%        0.94%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            10.62%        0.97%       0.00%        0.97%

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             4.77%        1.10%      (0.25)%       0.85%
JUNE 1, 2005 TO MAY 31, 2006 .........................             4.14%        1.09%      (0.24)%       0.85%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             3.53%        1.18%      (0.14)%       1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             2.96%        1.19%      (0.07)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             3.14%        1.15%      (0.02)%       1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................             4.66%        1.16%      (0.03)%       1.13%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             5.14%        0.65%      (0.17)%       0.48%
JUNE 1, 2005 TO MAY 31, 2006 .........................             4.54%        0.64%      (0.16)%       0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             4.07%        0.60%      (0.07)%       0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             3.56%        0.54%      (0.03)%       0.51%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             3.78%        0.51%       0.00%        0.51%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................             5.35%        0.48%       0.00%        0.48%

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................             4.71%        1.27%      (0.37)%       0.90%
JUNE 1, 2005 TO MAY 31, 2006 .........................             4.10%        1.26%      (0.36)%       0.90%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................             3.70%        1.01%      (0.12)%       0.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................             3.11%        0.99%      (0.03)%       0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................             3.39%        0.94%      (0.01)%       0.93%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................             4.94%        0.90%       0.00%        0.90%

                                                                        PORTFOLIO       NET ASSETS AT
                                                             TOTAL       TURNOVER       END OF PERIOD
                                                         RETURN(2)        RATE(3)     (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.55%           159%        $   733,191
JUNE 1, 2005 TO MAY 31, 2006 .........................       (0.71)%          207%        $   836,567
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.87%           139%        $ 1,162,518
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        4.38%           390%        $ 1,230,428
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        2.99%           531%        $ 2,010,247
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................        6.97%           519%        $ 2,360,229

HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................       10.96%            82%        $   115,254
JUNE 1, 2005 TO MAY 31, 2006 .........................        7.34%            98%        $   113,433
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.16%            52%        $    17,681
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................       12.11%           133%        $    22,315
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       28.39%           172%        $    29,587
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (9.44)%          120%        $    17,257

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................       11.39%            82%        $       242
JUNE 1, 2005 TO MAY 31, 2006 .........................        7.96%            98%        $     3,208
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.77%            52%        $     3,108
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................       12.85%           133%        $    24,436
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       29.11%           172%        $    41,891
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (8.38)%          120%        $    47,281

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................       10.95%            82%        $   230,287
JUNE 1, 2005 TO MAY 31, 2006 .........................        7.36%            98%        $   208,482
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.35%            52%        $   246,538
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................       12.26%           133%        $   300,358
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       28.55%           172%        $   441,931
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (9.14)%          120%        $   438,858

SHORT-TERM BOND FUND
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.18%            38%        $     6,938
JUNE 1, 2005 TO MAY 31, 2006 .........................        2.60%            28%        $     6,035
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        0.45%            14%        $     8,142
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        2.87%            37%        $    10,240
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        4.19%            97%        $    14,203
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (1.89)%          154%        $     9,369

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.45%            38%        $    80,153
JUNE 1, 2005 TO MAY 31, 2006 .........................        2.98%            28%        $    66,350
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        0.76%            14%        $    51,426
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        3.50%            37%        $    49,940
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        4.84%            97%        $    67,391
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (1.14)%          154%        $    55,474

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.01%            38%        $   299,346
JUNE 1, 2005 TO MAY 31, 2006 .........................        2.55%            28%        $   396,633
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        0.53%            14%        $   505,613
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        3.05%            37%        $   516,105
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        4.40%            97%        $   723,273
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (1.56)%          154%        $   933,238

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                         BEGINNING          NET              AND   DISTRIBUTIONS
                                                         NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                         VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                             SHARE       (LOSS)      INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    8.49         0.49             0.05           (0.49)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    8.51         0.43            (0.02)          (0.43)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    8.69         0.22            (0.18)          (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    8.66         0.39             0.03           (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    8.28         0.46             0.38           (0.46)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    8.93         0.60            (0.65)          (0.60)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    8.49         0.49             0.05           (0.49)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    8.52         0.44            (0.03)          (0.44)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    8.69         0.22            (0.17)          (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    8.66         0.40             0.03           (0.40)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    8.29         0.47             0.37           (0.47)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    8.93         0.61            (0.64)          (0.61)

ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    9.09         0.49            (0.02)          (0.50)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    9.16         0.41            (0.05)          (0.43)
APRIL 11, 2005(5) TO MAY 31, 2005(4) .................   $    9.16         0.05             0.00(6)        (0.05)

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    9.12         0.47            (0.02)          (0.48)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    9.17         0.39            (0.02)          (0.42)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    9.21         0.16            (0.02)          (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    9.33         0.20            (0.07)          (0.25)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    9.41         0.24            (0.01)          (0.31)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.82         0.34            (0.35)          (0.40)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    9.12         0.51            (0.02)          (0.52)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    9.17         0.43            (0.02)          (0.46)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    9.21         0.19            (0.02)          (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    9.33         0.24            (0.04)          (0.32)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    9.41         0.29             0.01           (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.82         0.36            (0.29)          (0.48)

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................   $    9.12         0.47            (0.02)          (0.48)
JUNE 1, 2005 TO MAY 31, 2006 .........................   $    9.17         0.38            (0.02)          (0.41)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................   $    9.22         0.17            (0.03)          (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................   $    9.34         0.22            (0.06)          (0.28)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................   $    9.42         0.25             0.01           (0.34)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................   $    9.82         0.35            (0.32)          (0.43)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS         ENDING
                                                              FROM NET      NET ASSET
                                                              REALIZED      VALUE PER
                                                                 GAINS          SHARE
-------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    8.54
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    8.49
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00      $    8.51
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00      $    8.69
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00      $    8.66
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00      $    8.28

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    8.54
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    8.49
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00      $    8.52
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00      $    8.69
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00      $    8.66
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00      $    8.29

ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    9.06
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    9.09
APRIL 11, 2005(5) TO MAY 31, 2005(4) .................            0.00      $    9.16

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    9.09
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00      $    9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00      $    9.21
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00      $    9.33
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00      $    9.41

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    9.09
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00      $    9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00      $    9.21
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00      $    9.33
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00      $    9.41

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            0.00      $    9.09
JUNE 1, 2005 TO MAY 31, 2006 .........................            0.00      $    9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            0.00      $    9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            0.00      $    9.22
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            0.00      $    9.34
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            0.00      $    9.42

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         ---------------------------------------------------
                                                         NET INVESTMENT       GROSS    EXPENSES          NET
                                                          INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.70%        1.22%      (0.36)%       0.86%
JUNE 1, 2005 TO MAY 31, 2006 .........................            5.05%        1.20%      (0.25)%       0.95%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            4.32%        1.23%      (0.14)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            4.54%        1.20%      (0.08)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            5.23%        1.16%      (0.04)%       1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            6.82%        1.18%      (0.06)%       1.12%

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.70%        1.39%      (0.53)%       0.86%
JUNE 1, 2005 TO MAY 31, 2006 .........................            5.15%        1.37%      (0.51)%       0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            4.41%        1.15%      (0.14)%       1.01%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            4.68%        1.03%      (0.04)%       0.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            5.48%        0.98%      (0.01)%       0.97%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            7.18%        0.93%      (0.01)%       0.92%

ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.36%        0.88%      (0.28)%       0.60%
JUNE 1, 2005 TO MAY 31, 2006 .........................            4.51%        0.88%      (0.28)%       0.60%
APRIL 11, 2005(5) TO MAY 31, 2005(4) .................            3.35%        0.83%      (0.24)%       0.59%

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.13%        1.06%      (0.26)%       0.80%
JUNE 1, 2005 TO MAY 31, 2006 .........................            4.23%        1.06%      (0.26)%       0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            2.98%        1.15%      (0.12)%       1.03%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            2.25%        1.17%      (0.05)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            2.37%        1.12%       0.00%        1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            3.55%        1.11%      (0.01)%       1.10%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.57%        0.61%      (0.26)%       0.35%
JUNE 1, 2005 TO MAY 31, 2006 .........................            4.65%        0.61%      (0.26)%       0.35%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            3.60%        0.51%      (0.09)%       0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            2.99%        0.41%      (0.03)%       0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            3.16%        0.37%       0.00%        0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            4.36%        0.36%      (0.01)%       0.35%

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................            5.10%        1.23%      (0.39)%       0.84%
JUNE 1, 2005 TO MAY 31, 2006 .........................            4.17%        1.23%      (0.39)%       0.84%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................            3.14%        0.99%      (0.12)%       0.87%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................            2.49%        0.89%      (0.03)%       0.86%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................            2.70%        0.85%      (0.01)%       0.84%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................            3.87%        0.82%       0.00%        0.82%

                                                                        PORTFOLIO      NET ASSETS AT
                                                             TOTAL       TURNOVER      END OF PERIOD
                                                            RETURN(2)        RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.48%            50%       $    22,076
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.94%            60%       $    30,637
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        0.47%            31%       $    40,297
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        4.96%            71%       $    55,553
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       10.35%           117%       $    73,487
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (0.68)%           86%       $    27,751

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        6.48%            50%       $    96,071
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.90%            60%       $   100,379
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        0.63%            31%       $   127,171
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        5.08%            71%       $   164,928
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................       10.38%           117%       $   268,015
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (0.42)%           86%       $   200,429

ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.27%            28%       $    17,003
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.03%            26%       $     6,114
APRIL 11, 2005(5) TO MAY 31, 2005(4) .................        0.53%            17%       $       161

ADVISOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.06%            28%       $    44,858
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.06%            26%       $    50,913
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.55%            17%       $    59,097
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        1.45%            26%       $    87,760
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        2.49%            94%       $   145,769
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................       (0.06)%           50%       $    97,990

INSTITUTIONAL CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.54%            28%       $    42,757
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.53%            26%       $    48,259
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.90%            17%       $    56,560
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        2.19%            26%       $    59,624
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        3.26%            94%       $   213,690
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................        0.71%            50%       $   302,379

INVESTOR CLASS
JUNE 1, 2006 TO MAY 31, 2007 .........................        5.02%            28%       $   718,019
JUNE 1, 2005 TO MAY 31, 2006 .........................        4.02%            26%       $   810,961
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..................        1.51%            17%       $ 1,006,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .................        1.71%            26%       $ 1,277,777
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .................        2.77%            94%       $ 1,994,266
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .................        0.33%            50%       $ 2,092,448

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)   In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at May 31, 2007, was comprised of 109 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At May 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                  Undistributed Net    Undistributed Net
Fund                              Investment Income   Realized Gain/Loss   Paid-in Capital
-------------------------------------------------------------------------------------------
CORPORATE BOND FUND                 $      (3,546)      $        3,546     $             0
-------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND              2,464,365           (2,464,365)                  0
-------------------------------------------------------------------------------------------
HIGH INCOME FUND                           23,495            2,482,256          (2,505,751)
-------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                      281,872           17,069,802         (17,351,674)
-------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND            (2,754)               2,754                   0
-------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND            1,213,228            2,861,154          (4,074,382)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2007.

      At May 31, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                         Capital Loss
Fund                                  Expiration Year   Carryforwards
----------------------------------------------------------------------
CORPORATE BOND FUND                         2010        $ 130,791,795
                                            2015            1,348,982
----------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                  2014            2,498,901
                                            2015           19,837,113
----------------------------------------------------------------------
HIGH INCOME FUND                            2008            9,294,748
                                            2009           78,272,914
                                            2010          279,017,279
                                            2011           28,016,734
                                            2015            7,646,178
----------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                         Capital Loss
Fund                                  Expiration Year   Carryforwards
----------------------------------------------------------------------
SHORT-TERM BOND FUND                        2010        $ 109,813,638
                                            2011            2,145,251
                                            2012              263,758
                                            2013              417,163
                                            2014              764,108
                                            2015            1,524,727
----------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND             2008              495,102
                                            2009            5,798,551
                                            2010           65,207,342
                                            2015               78,433
----------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                2008           17,640,972
                                            2009           17,899,192
                                            2010          171,970,363
                                            2011           21,629,987
                                            2012           11,899,310
                                            2015           25,832,681
----------------------------------------------------------------------

      At May 31, 2007, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred
                                                         Post-October
Fund                                                     Capital Loss
----------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                               $  1,730,540
----------------------------------------------------------------------
SHORT-TERM BOND FUND                                        1,345,718
----------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                2,080,845
----------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2007, the following Funds held futures contracts:

                                                                                                                Net Unrealized
                                                                                                                 Appreciation
Fund                          Contracts               Type              Expiration Date   Notional Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND            10 Short    Two-Year US Treasury Notes    September 2007      $ (2,042,796)        $   4,828
                               160 Long   Five-Year US Treasury Notes    September 2007        16,774,624           (64,623)
                               90 Short    Ten-Year US Treasury Notes    September 2007        (9,618,606)           44,856
                                13 Long        US Treasury Bonds         September 2007         1,431,443           (12,818)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND   1,392 Long   Five-Year US Treasury Notes    September 2007       146,216,603          (839,603)
                               340 Long    Ten-Year US Treasury Notes    September 2007        36,425,700          (258,200)
                               10 Short        US Treasury Bonds         September 2007        (1,101,078)            9,828
------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND               115 Long   Ten-Year US Treasury Notes     September 2007        12,227,918             5,207
------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                             Net Unrealized
                                                                                                              Appreciation
Fund                           Contracts                Type             Expiration Date   Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND           111 Long    Two-Year US Treasury Notes     September 2007    $  22,675,396     $    (53,943)
                               404 Long    Five-Year US Treasury Notes    September 2007       42,436,428         (243,678)
---------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND   288 Short   Five-Year US Treasury Notes    September 2007      (30,250,789)         172,789

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At May 31, 2007, the Income Funds had no open swap contracts.

TERM LOANS

      The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

                                                                                                            Subadvisory
                                                    Advisory Fees                                            Fees (% of
                               Average Daily        (% of Average                       Average Daily      Average Daily
Fund                             Net Assets       Daily Net Assets)     Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND          First $500 million         0.450         Wells Capital   First $100 million       0.200
                              Next $500 million         0.400           Management     Next $200 million       0.175
                                Next $2 billion         0.350          Incorporated    Next $200 million       0.150
                                Next $2 billion         0.325                          Over $500 million       0.100
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND   First $500 million         0.450         Wells Capital   First $100 million       0.200
                              Next $500 million         0.400           Management     Next $200 million       0.175
                                Next $2 billion         0.350          Incorporated    Next $200 million       0.150
                                Next $2 billion         0.325                          Over $500 million       0.100
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND             First $500 million         0.550         Wells Capital   First $100 million       0.350
                              Next $500 million         0.500           Management     Next $200 million       0.300
                                Next $2 billion         0.450          Incorporated    Next $200 million       0.250
                                Next $2 billion         0.425                          Over $500 million       0.200
                                 Over $5 billon         0.400
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND         First $500 million         0.450         Wells Capital   First $100 million       0.150
                              Next $500 million         0.400           Management     Next $200 million       0.100
                                Next $2 billion         0.350          Incorporated    Over $300 million       0.050
                                Next $2 billion         0.325
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD        First $500 million         0.550         Wells Capital   First $100 million       0.350
BOND FUND                     Next $500 million         0.500           Management     Next $200 million       0.300
                                Next $2 billion         0.450          Incorporated    Next $200 million       0.250
                                Next $2 billion         0.425                          Over $500 million       0.200
                                 Over $5 billon         0.400
------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM             First $500 million         0.450         Wells Capital   First $100 million       0.150
INCOME FUND                   Next $500 million         0.400           Management     Next $200 million       0.100
                                Next $2 billion         0.350          Incorporated    Over $300 million       0.050
                                Next $2 billion         0.325
                                Over $5 billion         0.300

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                        Average Daily         (% of Average
                                          Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                             First $5 billion            0.05
                                        Next $5 billion            0.04
                                       Over $10 billion            0.03
--------------------------------------------------------------------------------
CLASS C                                All asset levels            0.28
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                    All asset levels            0.10
--------------------------------------------------------------------------------
ADVISOR CLASS 1,2                      All asset levels            0.28
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                    All asset levels            0.08
--------------------------------------------------------------------------------
INVESTOR CLASS 1,2                     All asset levels            0.45

1 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Short-Term High Yield Bond Fund.

2 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the High Income Fund.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL INCOME FUNDS                                                      0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS AND INVESTOR CLASS        0.25
--------------------------------------------------------------------------------

      For the year ended May 31, 2007, shareholder servicing fees paid were as follows:

Fund                               Class C    Administrator Class    Advisor Class    Investor Class
----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                    N/A               N/A            $ 34,972        $  606,884
----------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND          $3,482          $272,536             150,313         1,977,215
----------------------------------------------------------------------------------------------------
HIGH INCOME FUND                       N/A               N/A             304,176           541,425
----------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                   N/A               N/A              16,445           907,531
----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND        N/A               N/A              66,588           226,449
----------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND           N/A            18,677             123,407         1,931,030

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the year ended May 31, 2007, distribution fees paid are disclosed on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

      Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through September 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the year were as follows:

                                                    Net Operating Expense Ratios
Fund                               Class C   Administrator    Advisor      Institutional  Investor
-----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                  N/A          N/A          0.95%*          0.61%       0.98%*
-----------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND         1.70%        0.70%          0.90%**         0.48%       0.95%**
-----------------------------------------------------------------------------------------------------
HIGH INCOME FUND                     N/A          N/A          0.86%           0.43%       0.86%
-----------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                 N/A          N/A          0.85%           0.48%       0.90%
-----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND      N/A          N/A          0.86%             N/A       0.86%
-----------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND         N/A        0.60%          0.80%           0.35%       0.84%

* Effective October 4, 2006, the net operating expense ratio for the Corporate Bond Fund Advisor Class and Investor Class changed from 1.00% to 0.95% and 1.03% to 0.98%, respectively. The blended net operating expense ratio as of May 31, 2007 for Corporate Bond Fund Advisor Class and Investor Class is 0.97% and 1.00%, respectively.

** Effective October 4, 2006, the net operating expense ratio for the Government Securities Fund Advisor Class and Investor Class changed from 0.95% to 0.90% and 1.00% to 0.95%, respectively. The blended net operating expense ratio as of May 31, 2007 for Government Securities Fund Advisor Class and Investor Class is 0.92% and 0.97%, respectively.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended May 31, 2007, were as follows:

Fund                                        Purchases at Cost       Sales Proceeds
-------------------------------------------------------------------------------------
CORPORATE BOND FUND                         $    440,066,091    $    494,841,560
-------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                     1,997,309,734       1,803,287,380
-------------------------------------------------------------------------------------
HIGH INCOME FUND                                 287,630,808         264,556,580
-------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                             163,683,328         169,191,156
-------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                   55,788,704          56,902,075
-------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                     319,225,893         235,291,650

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended May 31, 2007, there were no borrowings by the Income Funds under the agreement.

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended May 31, 2007 and May 31, 2006 was as follows:

                                                                                Long-Term     Dividends Paid
                                                             Ordinary Income   Capital Gain    on Redemption      Total
Fund                                                              2007             2007            2007            2007
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                                            $13,655,798              $0          $0         $13,655,798
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                                      52,413,218               0           0          52,413,218
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                                                24,046,157               0           0          24,046,157
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                            21,393,489               0           0          21,393,489
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                                  6,681,126               0           0           6,681,126
--------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                    46,171,448               0           0          46,171,448

                                                                                Long-Term     Dividends Paid
                                                             Ordinary Income   Capital Gain    on Redemption      Total
Fund                                                              2006             2006            2006            2006
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                                            $16,861,065       $        0       $0           $16,861,065
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                                      59,258,982        2,745,236        0            62,004,218
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                                                19,271,225                0        0            19,271,225
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                            22,456,603                0        0            22,456,603
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                                  7,664,271                0        0             7,664,271
--------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                    45,119,524                0        0            45,119,524

      As of May 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of loses on wash sales and cost basis adjustments related to premium amortization (only to funds that have elected not to amortize premium for tax purposes).

                                                                              Unrealized
                                       Undistributed   Undistributed Long-   Appreciation    Capital Loss
Fund                                  Ordinary Income       Term Gain       (Depreciation)   Carryforward*      Total
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                      $ 90,033              $0           $  (1,739,796)  $(132,140,777)  $(133,790,540)
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                246,920               0             (21,270,271)    (24,066,554)    (45,089,905)
--------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                          944,087               0               7,924,135    (402,247,853)   (393,379,631)
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                      222,470               0              (6,083,607)   (116,274,363)   (122,135,500)
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND           120,759               0                (199,896)    (71,579,428)    (71,658,565)
--------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND              289,963               0              (6,823,807)   (268,953,350)   (275,487,194)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of May 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund, six of the Funds constituting the Wells Fargo Funds Trust (collectively the "Funds"), as of May 31, 2007, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the years or periods ended October 31, 2004 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial highlights in their reports dated December 6, 2004.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2007, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
July 25, 2007

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 871(k)(1)(C) of the Code, the Funds designate the following amounts as interest-related dividends:

                                                            Interest-Related
Fund                                                           Dividends
------------------------------------------------------------------------------
CORPORATE BOND FUND                                           $11,107,481
------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                                     51,848,327
------------------------------------------------------------------------------
HIGH INCOME FUND                                               20,884,448
------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                           19,987,764
------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                                 4,485,416
------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                   43,887,355

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 144 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------
                      POSITION HELD WITH     PRINCIPAL OCCUPATION(S)        OTHER PUBLIC COMPANY
                      REGISTRANT/LENGTH      DURING PAST                    OR INVESTMENT COMPANY
NAME AND AGE          OF SERVICE**           5 YEARS                        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------
Thomas S. Goho,       Trustee, since 1987    Retired. Prior thereto, the    N/A
64                                           Thomas Goho Chair of Finance
                                             of Wake Forest University,
                                             Calloway School of Business
                                             and Accountancy, since
                                             January 2006, and Associate
                                             Professor of Finance from
                                             1999 to 2005.
-------------------------------------------------------------------------------------------------
Peter G. Gordon,      Trustee, since 1998,   Chairman, CEO and Co-          N/A
64                    Chairman since 2005    Founder of Crystal Geyser
                      (Lead Trustee since    Water Company and President
                      2001)                  of Crystal Geyser Roxane
                                             Water Company.
-------------------------------------------------------------------------------------------------
Richard M. Leach,     Trustee, since 1987    Retired. Prior thereto,        N/A
73                                           President of Richard
                                             M. Leach Associates
                                             (a financial consulting
                                             firm).
-------------------------------------------------------------------------------------------------
Olivia S. Mitchell,   Trustee, since 2006    Professor of Insurance and     N/A
54                                           Risk Management, Wharton
                                             School, University of
                                             Pennsylvania. Director of
                                             the Boettner Center on
                                             Pensions and Retirement
                                             Research. Research associate
                                             and board member, Penn Aging
                                             Research Center. Research
                                             associate, National Bureau
                                             of Economic Research.
-------------------------------------------------------------------------------------------------
Timothy J. Penny,     Trustee, since 1996    Senior Counselor to the        N/A
55                                           public relations firm of
                                             Himle-Horner and Senior
                                             Fellow at the Humphrey
                                             Institute, Minneapolis,
                                             Minnesota (a public policy
                                             organization).
-------------------------------------------------------------------------------------------------
Donald C. Willeke,    Trustee, since 1996    Principal of the law firm of   N/A
66                                           Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------
                         POSITION HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER PUBLIC COMPANY
                         REGISTRANT/LENGTH        DURING PAST                      OR INVESTMENT COMPANY
NAME AND AGE             OF SERVICE**             5 YEARS                          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
J. Tucker Morse,         Trustee, since 1987      Private Investor/Real Estate     N/A
62                                                Developer. Prior thereto,
                                                  Chairman of Whitepoint
                                                  Capital, LLC until 2004.
--------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------
                         POSITION HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER PUBLIC COMPANY
                         REGISTRANT/LENGTH        DURING PAST                      OR INVESTMENT COMPANY
NAME AND AGE             OF SERVICE**             5 YEARS                          DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Karla M. Rabusch,        President, since 2003    Executive Vice President of      N/A
48                                                Wells Fargo Bank, N.A. and
                                                  President of Wells Fargo Funds
                                                  Management, LLC since 2003.
                                                  Senior Vice President and
                                                  Chief Administrative Officer
                                                  of Wells Fargo Funds
                                                  Management, LLC from 2001 to
                                                  2003.
--------------------------------------------------------------------------------------------------------
C. David Messman,        Secretary, since 2000;   Senior Vice President and
46                       Chief Legal Counsel,     Secretary of Wells Fargo Funds   N/A
                         since 2003               Management, LLC since 2001.
                                                  Vice President and Managing
                                                  Senior Counsel of Wells Fargo
                                                  Bank, N.A. since 1996.
--------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,    Treasurer, since 2007    Vice President and Manager of    N/A
47                                                Fund Accounting, Reporting and
                                                  Tax for Wells Fargo Funds
                                                  Management, LLC since 2007.
                                                  Director of Fund
                                                  Administration and SEC
                                                  Reporting for TIAA- CREF from
                                                  2005 to 2007. Chief Operating
                                                  Officer for UMB Fund Services,
                                                  Inc. from 2004 to 2005.
                                                  Controller for Sungard
                                                  Transaction Networks from 2002
                                                  to 2004.
--------------------------------------------------------------------------------------------------------
Dorothy A. Peters,       Chief Compliance         Chief Compliance Officer and     N/A
45                       Officer, since 2004      Senior Vice President of Wells
                                                  Fargo Funds Management, LLC
                                                  since 2004.
--------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of May 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: CORPORATE BOND FUND, GOVERNMENT SECURITIES FUND, HIGH INCOME FUND, SHORT-TERM BOND FUND, SHORT-TERM HIGH YIELD BOND FUND AND ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on March 30, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meeting, the Board, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and Wells Capital Management. In this regard, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as Wells Capital Management.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods ended December 31, 2006. The Board also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of each Fund, except for the Short-Term High Yield Bond Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods. The Board noted that the performance for the Short-Term High Yield Bond Fund was lower than the median performance of its Peer Group for all time periods and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Short-Term High Yield Bond Fund, including a discussion of the differences

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

between the Fund and its Peer Group. The Board requested continued reports on the performance of the Short-Term High Yield Bond Fund.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper.

      The Board noted that the net operating expense ratios for each Fund were lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board also considered and approved (as applicable) Funds Management's recommendation to reduce and increase certain of the Funds' net operating expense ratios in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. The Board also concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scales with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

      The Board also considered the effectiveness of the policies of the Funds in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management and Wells Capital Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

----------------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
----------------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    105047 07-07
                                                                AINL/AR104 05-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, May 31, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Audit Fees were $ 1,910,150 and $ 1,826,800, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended May 31, 2006 and May 31, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Tax Fees were $ 106,400 and $110,800, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Tax Fees were $ 188,240 and $178,005 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended May 31, 2006 and May 31, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2006 and May 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended May 31, 2006 and May 31, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended May 31, 2006 and May 31, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 0 and $ 44,000, respectively. The non-audit fees for the year-ended May 31, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                  Wells Fargo Funds Trust

                                                  By: /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

Date: July 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                  By: /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

Date: July 20, 2007


                                                  By: /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer

Date: July 20, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: July 20, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report
does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial
statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: July 20, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: July 20, 2007

                                                  By: /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President
                                                  Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: July 20, 2007

                                                  By: /s/ Stephen W. Leonhardt

                                                  Stephen W. Leonhardt
                                                  Treasurer
                                                  Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.